UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant: Vanguard International Equity Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 – April 30, 2015

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2015

Vanguard International Stock Index Funds

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
European Stock Index Fund.	10
Pacific Stock Index Fund.	32
About Your Fund’s Expenses.	52
Trustees Approve Advisory Arrangements.	54
Glossary.	55

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended April 30, 2015
Total
Returns
Vanguard European Stock Index Fund
Investor Shares	5.61%
FTSE Europe ETF Shares
Market Price	5.54
Net Asset Value	5.70
Admiral™ Shares	5.71
Institutional Shares	5.69
Institutional Plus Shares (Inception: 12/5/2014)	3.58
FTSE Developed Europe Index	6.26
European Region Funds Average	7.53
European Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Pacific Stock Index Fund
Investor Shares	5.84%
FTSE Pacific ETF Shares
Market Price	4.99
Net Asset Value	5.90
Admiral Shares	5.91
Institutional Shares	5.97
FTSE Developed Asia Pacific Index	8.44
Japan/Pacific Region Funds Average	8.67
Japan/Pacific Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

International stocks made solid gains over the six months ended April 30, 2015. Monetary easing and growing consumer confidence helped offset concerns about worryingly low inflation, the downshift in economic activity in China, and uncertainty in Europe. While developed Pacific and European markets both produced results that were a little higher than those of U.S. stocks, emerging markets didn’t fare as well.

Vanguard Pacific Stock Index Fund returned 5.84% for the six months. (All returns cited in this letter are for Investor Shares.) While passive funds like the Pacific Stock Index Fund generally track their benchmark indexes quite closely, the Bank of Japan’s surprise announcement on October 31 that it would expand its already aggressive stimulus program contributed to temporary pricing differences arising from fair-value pricing policies. Those differences are part of the reason the fund fell significantly short of its benchmark for the period. (See the box on page 5 for an explanation of fair-value pricing.)

Vanguard European Stock Index Fund returned 5.61%. Here, too, temporary pricing differences were behind much of the lag in the fund’s return versus that of its benchmark.

2

Both the Pacific Stock Index Fund and the European Stock Index Fund returned less than their peers.

After the close of the fiscal half year, Vanguard announced important changes to the funds. With the aim of broadening their diversification, the funds will gradually transition to benchmarks that include small-capitalization stocks in addition to the large- and mid-cap stocks represented in their current benchmarks. Over a period of several months, the European Stock Index Fund will add small-cap exposure and begin tracking the FTSE Developed Europe All Cap Index rather than its current benchmark, the FTSE Developed Europe Index. The Pacific Stock Index Fund will begin tracking the FTSE Developed Asia Pacific All Cap Index instead of the FTSE Developed Asia Pacific Index.

U.S. stocks closed higher despite fluctuating returns

U.S. stocks returned almost 5% for the six months, despite stretches of shakiness. In two of those months, stocks declined. In two others, they were virtually unchanged or gained less than 1%. February’s surge of almost 6%, the largest monthly gain since October 2011, lifted stocks for the period.

Market Barometer

			Total Returns
		Periods Ended April 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	4.75%	13.00%	14.47%
Russell 2000 Index (Small-caps)	4.65	9.71	12.73
Russell 3000 Index (Broad U.S. market)	4.74	12.74	14.33
FTSE All-World ex US Index (International)	6.00	3.53	6.40

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.06%	4.46%	4.12%
Barclays Municipal Bond Index (Broad tax-exempt market)	1.17	4.80	4.75
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.03	0.05

CPI
Consumer Price Index	-0.35%	-0.20%	1.65%

3

The Federal Reserve’s careful approach to potentially raising short-term interest rates helped stocks along, as did monetary stimulus efforts by other nations’ central banks. These factors offset concerns that included Greece’s debt crisis and the negative effect of the strong U.S. dollar on the profits of U.S.-based multinational companies.

For U.S. investors, international stocks returned about 6%, a little more than their domestic counterparts (see the box on page 6 for a discussion of the benefits of an internationally diversified stock portfolio). Still, results were restrained by the dollar’s strength against many foreign currencies. Returns for the developed markets of the Pacific region, led by Japan, exceeded those of Europe and emerging markets. (You can read about Vanguard’s assessment of Japan’s economy in Japan: The Long Road Back to Inflation, available at vanguard.com/research. This is part of the Global Macro Matters series produced by our economists.)

Stimulus policies and demand have driven up bond prices

Like equities, bonds have benefited from accommodative monetary policies from the world’s central banks. Investor demand for the perceived safety of fixed income assets has also boosted bond returns.

Expense Ratios
Your Fund Compared With Its Peer Group

						Peer
	Investor	ETF	Admiral	Institutional	Institutional	Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
European Stock Index Fund	0.26%	0.12%	0.12%	0.09%	0.08%	1.52%
Pacific Stock Index Fund	0.26	0.12	0.12	0.09	—	1.33

The fund expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2015, the funds’ annualized expense ratios were: for the European Stock Index Fund, 0.25% for Investor Shares, 0.11% for FTSE Europe ETF Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, and 0.06% for Institutional Plus Shares (since inception); and for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.12% for FTSE Pacific ETF Shares, 0.12% for Admiral Shares, and 0.09% for Institutional Shares.

Peer groups: For the European Stock Index Fund, European Region Funds; and for the Pacific Stock Index Fund, Japan/Pacific Region Funds.

4

The broad U.S. taxable bond market returned 2.06% for the period, and the yield of the 10-year U.S. Treasury note ended April at 2.04%, down from 2.31% six months earlier. (Bond prices and yields move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –4.83% as foreign currencies’ weakness relative to the dollar affected results. For international bonds hedged to eliminate the effect of changes in currency exchange rates, returns were positive.

Returns of money market funds and savings accounts remained checked by the Fed’s target of 0%–0.25% for short-term interest rates.

Developed markets stood up to a robust U.S. dollar

Developed markets in the Pacific and Europe returned roughly between 6% and 8% for the six-month period as the outlook for growth brightened. Returns in local currencies were even more robust than that, but gains made by the U.S. dollar against most currencies including the euro, British pound, and yen ate away some of that performance for U.S. investors.

In the Pacific Stock Index Fund, Japanese stocks were the top performers, surging to a 15-year high during the period. In November, the Bank of Japan ramped up its quantitative easing program aimed at helping the economy shake off two decades of stagnation. While inflation has remained far below the central bank’s

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes diverges from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

5

target and a value-added tax hike last spring dampened consumer spending, the Japanese economy managed to pull out of recession in the fourth quarter. The depreciation of the yen helped export-oriented companies in particular, but it also shaved off some of the stock market’s strong gains for U.S. investors. Because Japanese stocks accounted for well over half the fund’s assets, they were by far the largest contributor to its performance.

International stocks—an opportunity for further diversification

International stocks led global stock markets out of the Great Recession in 2009. Since then, they’ve trailed the broad U.S. stock market in every year but one.

Despite the underperformance of the last several years, international stocks—which represent about half of the world’s market capitalization—can still help U.S.-based investors diversify their portfolios.

As the chart below shows, U.S. and international stocks have periodically swapped market leadership positions as differing market and economic forces caused their returns to vary.

Of course, the timing of these changes is impossible to predict.

Global diversification can help U.S. investors reduce their portfolio’s volatility over time by mitigating losses when domestic stocks do poorly and adding to returns when foreign stocks shine. (For more insight, see Global Equities: Balancing Home Bias and Diversification, available at vanguard.com/research.)

Trailing 12-month return differential between U.S. and non-U.S. stocks

Notes: U.S. equities are represented by MSCI USA Index; international equities are represented by MSCI World Index ex USA from 1970 through 1987 and MSCI All Country World Index ex USA thereafter. Data are from December 31, 1984, through December 31, 2014.

Sources: Vanguard, Thomson Reuters Datastream, and MSCI.

6

Hong Kong stocks also had a good showing as loosened restrictions on mainland Chinese investing in that market resulted in large capital inflows. Australia, in contrast, detracted from the fund’s performance. Mining stocks, which make up a sizable portion of that market, slumped on the prospect of weak demand from China as its economy slowed.

In the Pacific region, nine of the ten market sectors posted positive results, with consumer goods and health care stocks making double-digit advances. Oil and gas stocks posted a negative return.

In the European Stock Index Fund, stocks of some of the largest Eurozone economies including Germany, the Netherlands, and France did better than the region as a whole. They benefited from the European Central Bank’s launch of a quantitative easing program, a continuing slide in the euro, and cheaper oil. Those developments helped increase the region’s competitiveness, ease unemployment, and lift consumer sentiment. Because some southern European countries, including Spain and Portugal, didn’t benefit from the upturn to the same extent, the fall in the euro meant their returns were negative when expressed in U.S. dollars.

The United Kingdom, a heavyweight in this fund, posted a return that was just below the average among European countries. The economy continued to expand at a modest clip and unemployment fell, while the Bank of England held interest rates steady.

In the European region, eight of ten sectors posted positive returns. Consumer goods and services and telecommunication services were out in front, with oil and gas and utilities bringing up the rear.

Promoting good corporate governance is one way we protect your interests

Our core purpose is “to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.” This means more than offering smart investments, trustworthy guidance, and low fees. It also means working with the companies held by Vanguard funds to make sure that your interests remain paramount.

How do we meet that responsibility?

As one of the world’s largest investment managers, we are making our voice heard in corporate boardrooms to promote the highest standards of stewardship. Our advocacy encompasses a range of corporate governance issues, including executive compensation and succession planning, board composition and effectiveness, oversight of strategy and risk, and communication with shareholders.

We also exert our influence in a very important way when Vanguard funds cast their proxy votes at companies’ shareholder meetings.

7

Most of these votes take place at this time of year, making it an appropriate time to remind you that we work hard to represent your best interests. Good governance, we believe, is essential for any company seeking to maximize its long-term returns to shareholders. You can learn more about our efforts at vanguard.com/corporategovernance.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 14, 2015

8

Your Fund’s Performance at a Glance
October 31, 2014, Through April 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard European Stock Index Fund
Investor Shares	$29.05	$30.36	$0.307	$0.000
FTSE Europe ETF Shares	54.08	56.53	0.607	0.000
Admiral Shares	67.64	70.71	0.760	0.000
Institutional Shares	28.85	30.15	0.329	0.000
Institutional Plus Shares	131.51	134.67	1.486	0.000
(Inception: 12/5/2014)
Vanguard Pacific Stock Index Fund
Investor Shares	$11.59	$12.12	$0.133	$0.000
FTSE Pacific ETF Shares	60.80	63.58	0.740	0.000
Admiral Shares	75.19	78.63	0.915	0.000
Institutional Shares	11.50	12.03	0.142	0.000

9

European Stock Index Fund

Fund Profile
As of April 30, 2015
Share-Class Characteristics
	Investor	Admiral	Institutional	Institutional	FTSE Europe
	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VEURX	VEUSX	VESIX	VEUPX	VGK
Expense Ratio[1]	0.26%	0.12%	0.09%	0.08%	0.12%

Portfolio Characteristics
			FTSE
		FTSE	Global
		Developed	All Cap
		Europe	ex US
	Fund	Index	Index
Number of Stocks	532	512	5,629
Median Market Cap	$49.6B	$49.6B	$26.3B
Price/Earnings Ratio	22.3x	22.3x	19.4x
Price/Book Ratio	2.0x	2.0x	1.8x
Return on Equity	16.3%	16.3%	14.4%
Earnings Growth
Rate	7.8%	7.8%	10.8%
Dividend Yield	3.1%	3.1%	2.7%
Turnover Rate
(Annualized)	4%	—	—
Short-Term
Reserves	-0.5%	—	—

Sector Diversification (% of equity exposure)

			FTSE
		FTSE	Global
		Developed	All Cap
		Europe	ex US
	Fund	Index	Index
Basic Materials	8.4%	8.5%	7.8%
Consumer Goods	17.8	17.8	15.3
Consumer Services	7.2	7.2	8.3
Financials	22.6	22.6	26.5
Health Care	12.4	12.4	8.0
Industrials	12.4	12.4	14.1
Oil & Gas	7.5	7.4	6.9
Technology	3.1	3.1	5.2
Telecommunications	4.7	4.7	4.5
Utilities	3.9	3.9	3.4

Volatility Measures
	Spliced	FTSE Global
	European	All Cap
	Stock	ex US
	Index	Index
R-Squared	0.99	0.90
Beta	0.98	1.10

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Nestle SA	Food Products	2.8%
Novartis AG	Pharmaceuticals	2.7
Royal Dutch Shell plc	Integrated Oil & Gas	2.3
Roche Holding AG	Pharmaceuticals	2.2
HSBC Holdings plc	Banks	2.2
BP plc	Integrated Oil & Gas	1.5
Unilever	Personal Products	1.4
Bayer AG	Specialty Chemicals	1.3
Sanofi	Pharmaceuticals	1.3
GlaxoSmithKline plc	Pharmaceuticals	1.3
Top Ten		19.0%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2015, the annualized expense ratios were 0.25% for Investor Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares (since inception), and 0.11% for FTSE Europe ETF Shares.

10

European Stock Index Fund

Market Diversification (% of equity exposure)

			FTSE
		FTSE	Global
		Developed	All Cap
		Europe	ex US
	Fund	Index	Index
Europe
United
Kingdom	31.9%	31.9%	14.5%
France	14.4	14.4	6.1
Switzerland	14.0	14.1	6.0
Germany	13.6	13.7	6.0
Spain	5.2	5.2	2.3
Sweden	4.6	4.6	2.2
Netherlands	4.3	4.3	1.9
Italy	3.7	3.7	1.8
Denmark	2.6	2.7	1.2
Belgium	2.0	2.0	0.9
Finland	1.3	1.3	0.7
Norway	1.1	1.1	0.5
Other	1.3	1.0	0.6
Subtotal	100.0%	100.0%	44.7%
Pacific	0.0%	0.0%	28.8%
Emerging
Markets	0.0%	0.0%	19.1%
North America	0.0%	0.0%	6.9%
Middle East	0.0%	0.0%	0.5%

11

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2004, Through April 30, 2015

Average Annual Total Returns: Periods Ended March 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	-5.10%	6.56%	5.02%
FTSE Europe ETF Shares	3/4/2005
Market Price		-4.91	6.68	5.11
Net Asset Value		-4.97	6.70	5.15
Admiral Shares	8/13/2001	-4.99	6.69	5.14
Institutional Shares	5/15/2000	-4.96	6.73	5.18
Institutional Plus Shares	12/5/2014	—	—	-0.66[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

12

European Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of April 30, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Austria †		67,643	0.3%

Belgium
Anheuser-Busch InBev NV	1,795,909	218,649	1.1%
Belgium—Other †		182,788	0.9%
		401,437	2.0%
Denmark
Novo Nordisk A/S Class B	4,385,782	246,221	1.2%
Denmark—Other †		283,403	1.4%
		529,624	2.6%

Finland †		255,882	1.3%

France
Sanofi	2,576,694	262,283	1.3%
TOTAL SA	4,573,379	247,649	1.2%
BNP Paribas SA	2,198,542	138,841	0.7%
AXA SA	4,336,642	109,656	0.6%
France—Other †		2,134,418	10.6%
		2,892,847	14.4%
Germany
* Bayer AG	1,861,832	267,979	1.3%
Daimler AG	2,150,534	206,767	1.0%
BASF SE	2,078,452	206,490	1.0%
Siemens AG	1,864,214	202,793	1.0%
Allianz SE	1,024,953	174,462	0.9%
SAP SE	2,012,386	152,066	0.8%
Deutsche Telekom AG	7,016,881	128,975	0.7%
Deutsche Bank AG	3,105,120	99,308	0.5%
* Kabel Deutschland Holding AG	48,657	6,521	0.0%
1 Germany—Other †		1,289,834	6.4%
		2,735,195	13.6%

13

European Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Greece †		19,061	0.1%

Ireland †		81,660	0.4%

Italy
Eni SPA	5,546,437	106,413	0.5%
Italy—Other †		629,024	3.1%
		735,437	3.6%
Netherlands
Unilever NV	3,503,503	152,825	0.7%
* ING Groep NV	8,694,103	133,381	0.7%
Netherlands—Other †		585,300	2.9%
		871,506	4.3%

Norway †		214,629	1.1%

Portugal †		48,654	0.2%

Spain
* Banco Santander SA	31,524,871	238,346	1.2%
Telefonica SA	9,734,575	148,165	0.7%
Banco Bilbao Vizcaya Argentaria SA	13,822,703	138,892	0.7%
Spain—Other †		514,163	2.6%
		1,039,566	5.2%

Sweden †		920,408	4.6%

Switzerland
Nestle SA	7,178,903	556,970	2.8%
Novartis AG	5,242,768	535,141	2.7%
Roche Holding AG	1,581,711	452,615	2.2%
* UBS Group AG	7,700,210	153,830	0.8%
ABB Ltd.	5,085,431	111,434	0.5%
Cie Financiere Richemont SA	1,149,862	102,491	0.5%
Zurich Insurance Group AG	332,037	102,484	0.5%
Switzerland—Other †		810,923	4.0%
		2,825,888	14.0%
United Kingdom
HSBC Holdings plc	43,890,479	438,448	2.2%
BP plc	41,058,947	296,136	1.5%
GlaxoSmithKline plc	10,945,154	252,799	1.3%
British American Tobacco plc	4,196,598	230,578	1.1%
Royal Dutch Shell plc Class A	7,152,166	225,512	1.1%
Vodafone Group plc	59,808,230	210,719	1.0%
AstraZeneca plc	2,840,997	194,970	1.0%
Royal Dutch Shell plc Class B	5,521,227	176,768	0.9%
Diageo plc	5,670,504	157,428	0.8%
Barclays plc	36,910,901	144,413	0.7%
Lloyds Banking Group plc	121,684,893	144,110	0.7%
Prudential plc	5,744,527	143,026	0.7%
BG Group plc	7,661,391	138,776	0.7%
BT Group plc	18,841,709	131,414	0.6%

14

European Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Reckitt Benckiser Group plc		1,452,345	129,266	0.6%
Rio Tinto plc		2,808,770	125,697	0.6%
Unilever plc		2,716,229	119,066	0.6%
BHP Billiton plc		4,755,326	114,302	0.6%
National Grid plc		8,491,893	114,245	0.6%
Glencore plc		24,026,903	114,143	0.6%
SABMiller plc		2,128,352	112,661	0.6%
Shire plc		1,323,373	107,543	0.5%
Imperial Tobacco Group plc		2,169,839	105,955	0.5%
Royal Dutch Shell plc Class A (Amsterdam Shares)		1,617,019	51,271	0.2%
1 United Kingdom—Other †			2,428,712	12.1%
			6,407,958	31.8%
Total Common Stocks (Cost $22,122,121)			20,047,395	99.5%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.121%	568,440,680	568,441	2.8%

[5,6]U.S. Government and Agency Obligations †			8,900	0.1%
Total Temporary Cash Investments (Cost $577,340)			577,341	2.9%[2]
[7]Total Investments (Cost $22,699,461)			20,624,736	102.4%
Other Assets and Liabilities
Other Assets			169,699	0.9%
Liabilities[4]			(659,841)	(3.3%)
			(490,142)	(2.4%)
Net Assets			20,134,594	100.0%

At April 30, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				24,208,955
Undistributed Net Investment Income				116,874
Accumulated Net Realized Losses				(2,117,092)
Unrealized Appreciation (Depreciation)
Investment Securities				(2,074,725)
Futures Contracts				(1,233)
Forward Currency Contracts				2,123
Foreign Currencies				(308)
Net Assets				20,134,594

15

European Stock Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 27,026,257 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	820,574
Net Asset Value Per Share—Investor Shares	$30.36

Admiral Shares—Net Assets
Applicable to 61,844,908 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,372,893
Net Asset Value Per Share—Admiral Shares	$70.71

Institutional Shares—Net Assets
Applicable to 32,660,972 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	984,836
Net Asset Value Per Share—Institutional Shares	$30.15

Institutional Plus Shares—Net Assets
Applicable to 862,971 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	116,214
Net Asset Value Per Share—Institutional Plus Shares	$134.67

ETF Shares—Net Assets
Applicable to 244,831,454 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,840,077
Net Asset Value Per Share—ETF Shares	$56.53

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $15,992,000, representing 0.1% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.4%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $568,441,000 of collateral received for securities on loan.
5 Securities with a value of $3,000,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $738,000 have been segregated as collateral for open forward currency contracts.
7 The total value of securities on loan is $533,169,000.
See accompanying Notes, which are an integral part of the Financial Statements.

16

European Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2015
($000)
Investment Income
Income
Dividends[1]	307,833
Interest[2]	30
Securities Lending	4,845
Total Income	312,708
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,082
Management and Administrative—Investor Shares	780
Management and Administrative—Admiral Shares	1,390
Management and Administrative—Institutional Shares	152
Management and Administrative—Institutional Plus Shares	15
Management and Administrative—ETF Shares	3,567
Marketing and Distribution—Investor Shares	76
Marketing and Distribution—Admiral Shares	290
Marketing and Distribution—Institutional Shares	119
Marketing and Distribution—Institutional Plus Shares	4
Marketing and Distribution—ETF Shares	1,492
Custodian Fees	798
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	12
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	86
Trustees’ Fees and Expenses	7
Total Expenses	9,883
Net Investment Income	302,825
Realized Net Gain (Loss)
Investment Securities Sold	45,379
Futures Contracts	2,607
Foreign Currencies and Forward Currency Contracts	(7,481)
Realized Net Gain (Loss)	40,505
Change in Unrealized Appreciation (Depreciation)
Investment Securities	659,506
Futures Contracts	(308)
Foreign Currencies and Forward Currency Contracts	4,780
Change in Unrealized Appreciation (Depreciation)	663,978
Net Increase (Decrease) in Net Assets Resulting from Operations	1,007,308
1 Dividends are net of foreign withholding taxes of $24,439,000.
2 Interest income from an affiliated company of the fund was $27,000.
See accompanying Notes, which are an integral part of the Financial Statements.

17

European Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	302,825	898,074
Realized Net Gain (Loss)	40,505	1,146,770
Change in Unrealized Appreciation (Depreciation)	663,978	(2,273,099)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,007,308	(228,255)
Distributions
Net Investment Income
Investor Shares	(8,153)	(33,657)
Admiral Shares	(44,675)	(156,533)
Signal Shares	—	(15,253)
Institutional Shares	(11,214)	(42,503)
Institutional Plus Shares	(1,241)	(470)
ETF Shares	(135,800)	(643,629)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(201,083)	(892,045)
Capital Share Transactions
Investor Shares	3,985	(49,003)
Admiral Shares	246,559	803,980
Signal Shares	—	(426,309)
Institutional Shares	(66,587)	159,390
Institutional Plus Shares	113,287	(115,592)
ETF Shares	1,618,950	450,062
Net Increase (Decrease) from Capital Share Transactions	1,916,194	822,528
Total Increase (Decrease)	2,722,419	(297,772)
Net Assets
Beginning of Period	17,412,175	17,709,947
End of Period[1]	20,134,594	17,412,175

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $116,874,000 and $18,346,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

European Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$29.05	$30.42	$24.69	$24.48	$27.15	$25.77
Investment Operations
Net Investment Income	. 456	1.235[1]	.830	.836	.882[2]	.768[2]
Net Realized and Unrealized Gain (Loss)
on Investments	1.161	(1.380)	5.800	.925	(2.545)	1.594
Total from Investment Operations	1.617	(.145)	6.630	1.761	(1.663)	2.362
Distributions
Dividends from Net Investment Income	(.307)	(1.225)	(.900)	(1.551)	(1.007)	(.982)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.307)	(1.225)	(.900)	(1.551)	(1.007)	(.982)
Net Asset Value, End of Period	$30.36	$29.05	$30.42	$24.69	$24.48	$27.15

Total Return[3]	5.61%	-0.73%	27.47%	7.77%	-6.35%	9.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$821	$782	$868	$760	$851	$1,884
Ratio of Total Expenses to
Average Net Assets	0.25%	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	3.27%	4.12%[1]	3.02%	3.75%	3.46%	2.98%
Portfolio Turnover Rate [4]	4%	7%	10%	7%	6%	11%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Net investment income per share and the ratio of net investment income to average net assets include $.299 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

2 Calculated based on average shares outstanding.

3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

European Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$67.64	$70.85	$57.54	$57.09	$63.75	$60.51
Investment Operations
Net Investment Income	1.110	2.983[1]	2.026	2.032	2.222 [2]	1.758[2]
Net Realized and Unrealized Gain (Loss)
on Investments	2.720	(3.233)	13.503	2.152	(6.020)	3.864
Total from Investment Operations	3.830	(.250)	15.529	4.184	(3.798)	5.622
Distributions
Dividends from Net Investment Income	(.760)	(2.960)	(2.219)	(3.734)	(2.862)	(2.382)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.760)	(2.960)	(2.219)	(3.734)	(2.862)	(2.382)
Net Asset Value, End of Period	$70.71	$67.64	$70.85	$57.54	$57.09	$63.75

Total Return[3]	5.71%	-0.61%	27.64%	7.93%	-6.22%	9.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,373	$3,949	$3,340	$2,508	$2,531	$2,087
Ratio of Total Expenses to
Average Net Assets	0.11%	0.12%	0.12%	0.12%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	3.41%	4.26%[1]	3.16%	3.89%	3.58%	3.10%
Portfolio Turnover Rate [4]	4%	7%	10%	7%	6%	11%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Net investment income per share and the ratio of net investment income to average net assets include $.695 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

2 Calculated based on average shares outstanding.

3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

European Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$28.85	$30.21	$24.54	$24.36	$27.20	$25.80
Investment Operations
Net Investment Income	. 478	1.282[1]	.871	.875	.898 [2]	.764[2]
Net Realized and Unrealized Gain (Loss)
on Investments	1.151	(1.371)	5.755	.912	(2.510)	1.644
Total from Investment Operations	1.629	(.089)	6.626	1.787	(1.612)	2.408
Distributions
Dividends from Net Investment Income	(.329)	(1.271)	(.956)	(1.607)	(1.228)	(1.008)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.329)	(1.271)	(.956)	(1.607)	(1.228)	(1.008)
Net Asset Value, End of Period	$30.15	$28.85	$30.21	$24.54	$24.36	$27.20

Total Return[3]	5.69%	-0.55%	27.66%	7.95%	-6.19%	9.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$985	$1,006	$901	$762	$606	$1,349
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.44%	4.29%[1]	3.19%	3.92%	3.62%	3.14%
Portfolio Turnover Rate [4]	4%	7%	10%	7%	6%	11%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Net investment income per share and the ratio of net investment income to average net assets include $.297 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

2 Calculated based on average shares outstanding.

3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

European Stock Index Fund

Financial Highlights

Institutional Plus Shares
	Dec. 5,	Nov. 1,	May 17,
	2014[3] to	2013 to	2013[1] to
	April 30,	March 17,	Oct. 31,
For a Share Outstanding Throughout Each Period	2015	2014[2]	2013
Net Asset Value, Beginning of Period	$131.51	$126.52	$116.90
Investment Operations
Net Investment Income	1.937	2.253 [4]	2.257
Net Realized and Unrealized Gain (Loss) on Investments	2.709	2.866	9.966
Total from Investment Operations	4.646	5.119	12.223
Distributions
Dividends from Net Investment Income	(1.486)	(.539)	(2.603)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.486)	(.539)	(2.603)
Net Asset Value, End of Period	$134.67	$131.10[2]	$126.52

Total Return	3.58%	4.06%	10.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$116	—	$110
Ratio of Total Expenses to Average Net Assets	0.06%	0.08%[5]	0.08%[5]
Ratio of Net Investment Income to Average Net Assets	3.70%	4.80%[4,5]	3.20%[5]
Portfolio Turnover Rate [6]	4%	7%	10%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Net asset value as of March 17, 2014, on which date all shares were redeemed.
3 Recommencement of operations.
4 Net investment income per share and the ratio of net investment income to average net assets include $1.242 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

European Stock Index Fund

Financial Highlights

FTSE Europe ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$54.08	$56.64	$46.01	$45.66	$51.00	$48.41
Investment Operations
Net Investment Income	. 888	2.384[1]	1.626	1.630	1.826[2]	1.420[2]
Net Realized and Unrealized Gain (Loss)
on Investments	2.169	(2.577)	10.787	1.706	(4.860)	3.082
Total from Investment Operations	3.057	(.193)	12.413	3.336	(3.034)	4.502
Distributions
Dividends from Net Investment Income	(.607)	(2.367)	(1.783)	(2.986)	(2.306)	(1.912)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.607)	(2.367)	(1.783)	(2.986)	(2.306)	(1.912)
Net Asset Value, End of Period	$56.53	$54.08	$56.64	$46.01	$45.66	$51.00

Total Return	5.70%	-0.60%	27.67%	7.95%	-6.22%	9.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,840	$11,676	$12,061	$3,928	$2,630	$2,858
Ratio of Total Expenses to
Average Net Assets	0.11%	0.12%	0.12%	0.12%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	3.41%	4.26%[1]	3.16%	3.89%	3.58%	3.10%
Portfolio Turnover Rate [3]	4%	7%	10%	7%	6%	11%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Net investment income per share and the ratio of net investment income to average net assets include $.556 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

2 Calculated based on average shares outstanding.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Plus Shares were first issued May 17, 2013, and on March 17, 2014, all outstanding shares were redeemed. Institutional Plus Shares recommenced operations on December 5, 2014.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately

24

European Stock Index Fund

invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

25

European Stock Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and for the period ended April 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

26

European Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At April 30, 2015, the fund had contributed capital of $1,689,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.68% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	17,775	20,029,620	—
Temporary Cash Investments	568,441	8,900	—
Futures Contracts—Assets[1]	43	—	—
Forward Currency Contracts—Assets	—	5,040	—
Forward Currency Contracts—Liabilities	—	(2,917)	—
Total	586,259	20,040,643	—
1 Represents variation margin on the last day of the reporting period.

27

European Stock Index Fund

D. At April 30, 2015, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	43	5,040	5,083
Liabilities	—	(2,917)	(2,917)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2015, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	2,607	—	2,607
Forward Currency Contracts	—	(4,267)	(4,267)
Realized Net Gain (Loss) on Derivatives	2,607	(4,267)	(1,660)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(308)	—	(308)
Forward Currency Contracts	—	2,673	2,673
Change in Unrealized Appreciation (Depreciation) on Derivatives	(308)	2,673	2,365

At April 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2015	600	62,367	2
Dow Jones EURO STOXX 50 Index	June 2015	557	22,270	(1,198)
FTSE 100 Index	June 2015	150	15,972	(37)
				(1,233)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

28

European Stock Index Fund

At April 30, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
				Contract Amount (000)
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	6/24/15	EUR	48,432	USD	51,771	2,651
BNP Paribas	6/24/15	GBP	28,539	USD	42,228	1,561
Goldman Sachs International	6/24/15	EUR	9,518	USD	10,153	543
UBS AG	6/24/15	GBP	4,520	USD	6,651	285
Deutsche Bank AG	6/24/15	USD	40,410	EUR	37,568	(1,804)
Bank of America, NA	6/24/15	USD	33,215	GBP	22,372	(1,113)
						2,123
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

At April 30, 2015, the counterparty had deposited in segregated accounts securities with a value of $3,002,000 in connection with amounts due to the fund for open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2015, the fund realized net foreign currency losses of $3,214,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

During the six months ended April 30, 2015, the fund realized $47,737,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2014, the fund had available capital losses totaling $2,110,155,000 to offset future net capital gains of $150,463,000 through October 31, 2016, $1,510,053,000 through October 31, 2017, $282,886,000 through October 31, 2018, and $166,753,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

29

European Stock Index Fund

At April 30, 2015, the cost of investment securities for tax purposes was $22,706,465,000. Net unrealized depreciation of investment securities for tax purposes was $2,081,729,000, consisting of unrealized gains of $1,394,334,000 on securities that had risen in value since their purchase and $3,476,063,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2015, the fund purchased $2,748,608,000 of investment securities and sold $811,194,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,990,691,000 and $462,383,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		April 30, 2015	October 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	105,751	3,602	159,279	5,113
Issued in Lieu of Cash Distributions	6,964	238	28,720	916
Redeemed	(108,730)	(3,743)	(237,002)	(7,630)
Net Increase (Decrease)—Investor Shares	3,985	97	(49,003)	(1,601)
Admiral Shares
Issued[1]	576,544	8,414	1,159,727	16,220
Issued in Lieu of Cash Distributions	37,981	558	134,055	1,835
Redeemed	(367,966)	(5,500)	(489,802)	(6,826)
Net Increase (Decrease)—Admiral Shares	246,559	3,472	803,980	11,229
Signal Shares
Issued	—	—	118,028	4,197
Issued in Lieu of Cash Distributions	—	—	8,991	320
Redeemed[1]	—	—	(553,328)	(20,200)
Net Increase (Decrease)—Signal Shares	—	—	(426,309)	(15,683)
Institutional Shares
Issued	176,008	6,104	434,652	14,030
Issued in Lieu of Cash Distributions	8,429	290	34,138	1,095
Redeemed	(251,024)	(8,593)	(309,400)	(10,083)
Net Increase (Decrease)—Institutional Shares	(66,587)	(2,199)	159,390	5,042
Institutional Plus Shares[2]
Issued	112,046	853	—	—
Issued in Lieu of Cash Distributions	1,241	10	470	4
Redeemed	—	—	(116,062)	(877)
Net Increase (Decrease)—Institutional Plus Shares	113,287	863	(115,592)	(873)

30

European Stock Index Fund

	Six Months Ended			Year Ended
		April 30, 2015	October 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	2,082,354	37,926	4,956,251	85,065
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(463,404)	(9,000)	(4,506,189)	(82,100)
Net Increase (Decrease)—ETF Shares	1,618,950	28,926	450,062	2,965

1 Admiral Shares Issued and Signal Shares Redeemed include $319,504,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

2 On March 17, 2014, all Institutional Plus shares were redeemed. Institutional Plus Shares recommenced operations on December 5, 2014.

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2015, that would require recognition or disclosure in these financial statements.

31

Pacific Stock Index Fund

Fund Profile
As of April 30, 2015
Share-Class Characteristics
	Investor	Admiral	Institutional	FTSE Pacific ETF
	Shares	Shares	Shares	Shares
Ticker Symbol	VPACX	VPADX	VPKIX	VPL
Expense Ratio[1]	0.26%	0.12%	0.09%	0.12%

Portfolio Characteristics
			FTSE
		FTSE	Global
		Developed	All Cap
		Asia Pacific	ex US
	Fund	Index	Index
Number of Stocks	838	834	5,629
Median Market Cap	$19.6B	$19.6B	$26.3B
Price/Earnings Ratio	16.8x	16.8x	19.4x
Price/Book Ratio	1.6x	1.6x	1.8x
Return on Equity	10.6%	10.6%	14.4%
Earnings Growth
Rate	14.4%	14.3%	10.8%
Dividend Yield	2.1%	2.1%	2.7%
Turnover Rate
(Annualized)	6%	—	—
Short-Term
Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)

			FTSE
		FTSE	Global
		Developed	All Cap
		Asia Pacific	ex US
	Fund	Index	Index
Basic Materials	6.9%	6.9%	7.8%
Consumer Goods	20.1	20.1	15.3
Consumer Services	9.7	9.7	8.3
Financials	28.7	28.7	26.5
Health Care	5.1	5.1	8.0
Industrials	16.9	16.9	14.1
Oil & Gas	2.0	2.0	6.9
Technology	4.0	4.0	5.2
Telecommunications	3.8	3.8	4.5
Utilities	2.8	2.8	3.4

Volatility Measures
	Spliced	FTSE Global
	Pacific	All Cap
	Stock	ex US
	Index	Index
R-Squared	0.94	0.73
Beta	1.06	0.89

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Toyota Motor Corp.	Automobiles	3.2%
Samsung Electronics Co. Consumer
Ltd.	Electronics	2.5
Commonwealth Bank of
Australia	Banks	2.0
Mitsubishi UFJ Financial
Group Inc.	Banks	1.8
Westpac Banking Corp.	Banks	1.5
BHP Billiton	General Mining	1.4
AIA Group Ltd.	Life Insurance	1.4
Australia & New Zealand
Banking Group Ltd.	Banks	1.3
National Australia Bank
Ltd.	Banks	1.2
Honda Motor Co. Ltd.	Automobiles	1.0
Top Ten		17.3%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2015, the annualized expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for FTSE Pacific ETF Shares.

32

Pacific Stock Index Fund

Market Diversification (% of equity exposure)

			FTSE
		FTSE	Global
		Developed	All Cap
		Asia Pacific	ex US
	Fund	Index	Index
Europe	0.0%	0.0%	44.7%
Pacific
Japan	58.0%	58.1%	16.6%
Australia	17.7	17.6	5.0
South Korea	10.7	10.7	3.2
Hong Kong	9.5	9.5	2.7
Singapore	3.6	3.6	1.1
Other	0.5	0.5	0.2
Subtotal	100.0%	100.0%	28.8%
Emerging
Markets	0.0%	0.0%	19.1%
North America	0.0%	0.0%	6.9%
Middle East	0.0%	0.0%	0.5%

33

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2004, Through April 30, 2015

Pacific Stock Index Fund Investor Shares

Spliced Pacific Stock Index

For a benchmark description, see the Glossary.

Note: For 2015, performance data reflect the six months ended April 30, 2015.

Average Annual Total Returns: Periods Ended March 31, 2015

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	5.70%	5.48%	4.94%
FTSE Pacific ETF Shares	3/4/2005
Market Price		6.33	5.63	5.05
Net Asset Value		5.85	5.62	5.06
Admiral Shares	8/13/2001	5.87	5.63	5.06
Institutional Shares	5/15/2000	5.91	5.66	5.10

See Financial Highlights for dividend and capital gains information.

34

Pacific Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of April 30, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	1,754,417	122,804	2.0%
Westpac Banking Corp.	3,357,993	96,478	1.5%
BHP Billiton Ltd.	3,498,826	89,348	1.4%
Australia & New Zealand Banking Group Ltd.	3,005,403	80,418	1.3%
National Australia Bank Ltd.	2,579,294	74,685	1.2%
Wesfarmers Ltd.	1,219,783	42,045	0.7%
CSL Ltd.	516,667	37,036	0.6%
Woolworths Ltd.	1,337,628	31,057	0.5%
Australia—Other †		526,529	8.4%
		1,100,400	17.6%
Hong Kong
AIA Group Ltd.	13,131,045	87,328	1.4%
^ Hong Kong Exchanges and Clearing Ltd.	1,253,497	47,784	0.8%
Hutchison Whampoa Ltd.	2,188,531	32,175	0.5%
* CK Hutchison Holdings Ltd.	1,439,136	31,218	0.5%
Sun Hung Kai Properties Ltd.	1,679,118	27,888	0.4%
1 Hong Kong—Other †		367,138	5.9%
		593,531	9.5%
Japan
Toyota Motor Corp.	2,888,071	201,036	3.2%
Mitsubishi UFJ Financial Group Inc.	15,425,424	109,588	1.8%
Honda Motor Co. Ltd.	1,955,127	65,546	1.0%
SoftBank Corp.	1,026,270	64,153	1.0%
Sumitomo Mitsui Financial Group Inc.	1,464,634	63,953	1.0%
Mizuho Financial Group Inc.	26,087,441	49,730	0.8%
KDDI Corp.	2,024,300	47,900	0.8%
FANUC Corp.	213,276	46,913	0.8%
Takeda Pharmaceutical Co. Ltd.	843,691	43,316	0.7%
Canon Inc.	1,132,117	40,365	0.6%
Japan Tobacco Inc.	1,149,259	40,133	0.6%
* Sony Corp.	1,252,344	37,861	0.6%
Astellas Pharma Inc.	2,407,070	37,480	0.6%

35

Pacific Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Central Japan Railway Co.		206,600	36,900	0.6%
East Japan Railway Co.		413,685	36,564	0.6%
Seven & i Holdings Co. Ltd.		849,854	36,530	0.6%
Hitachi Ltd.		5,056,258	34,498	0.6%
Mitsubishi Corp.		1,540,434	33,238	0.5%
Panasonic Corp.		2,319,290	33,221	0.5%
Mitsubishi Estate Co. Ltd.		1,382,982	32,552	0.5%
Tokio Marine Holdings Inc.		776,990	31,675	0.5%
Murata Manufacturing Co. Ltd.		218,619	30,806	0.5%
Mitsui Fudosan Co. Ltd.		1,034,580	30,669	0.5%
Bridgestone Corp.		726,950	30,447	0.5%
Nissan Motor Co. Ltd.		2,766,746	28,721	0.5%
Mitsubishi Electric Corp.		2,157,954	28,182	0.5%
Kao Corp.		573,677	27,473	0.4%
Shin-Etsu Chemical Co. Ltd.		449,355	27,469	0.4%
Keyence Corp.		50,177	26,787	0.4%
Mitsui & Co. Ltd.		1,886,700	26,388	0.4%
Denso Corp.		519,986	25,815	0.4%
Hino Motors Ltd.		298,309	3,892	0.1%
Daihatsu Motor Co. Ltd.		228,157	3,305	0.1%
Japan—Other †			2,199,348	35.1%
			3,612,454	57.7%

New Zealand †			30,455	0.5%

Singapore
DBS Group Holdings Ltd.		1,892,779	30,077	0.5%
^ Oversea-Chinese Banking Corp. Ltd.		3,321,591	26,748	0.4%
Singapore Telecommunications Ltd.		7,975,209	26,650	0.4%
Singapore—Other †			141,755	2.3%
			225,230	3.6%
South Korea
Samsung Electronics Co. Ltd.		116,979	153,459	2.4%
Hyundai Motor Co.		167,204	26,241	0.4%
SK Hynix Inc.		579,476	24,793	0.4%
South Korea—Other †			463,023	7.4%
			667,516	10.6%
Total Common Stocks (Cost $6,695,578)			6,229,586	99.5%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.121%	133,912,323	133,912	2.2%

5U.S. Government and Agency Obligations †			2,100	0.0%
Total Temporary Cash Investments (Cost $136,012)			136,012	2.2%[2]
Total Investments (Cost $6,831,590)			6,365,598	101.7%
Other Assets and Liabilities
Other Assets			34,903	0.5%
Liabilities[4]			(139,245)	(2.2%)
			(104,342)	(1.7%)
Net Assets			6,261,256	100.0%

36

Pacific Stock Index Fund

At April 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	7,851,939
Undistributed Net Investment Income	10,928
Accumulated Net Realized Losses	(1,136,138)
Unrealized Appreciation (Depreciation)
Investment Securities	(465,992)
Futures Contracts	(222)
Forward Currency Contracts	693
Foreign Currencies	48
Net Assets	6,261,256

Investor Shares—Net Assets
Applicable to 30,450,554 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	368,918
Net Asset Value Per Share—Investor Shares	$12.12

Admiral Shares—Net Assets
Applicable to 27,896,677 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,193,449
Net Asset Value Per Share—Admiral Shares	$78.63

Institutional Shares—Net Assets
Applicable to 28,872,745 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	347,367
Net Asset Value Per Share—Institutional Shares	$12.03

ETF Shares—Net Assets
Applicable to 52,715,166 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,351,522
Net Asset Value Per Share—ETF Shares	$63.58

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $106,015,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $2,396,000.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $112,874,000 of collateral received for securities on loan.
5 Securities with a value of $1,000,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

37

Pacific Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2015
($000)
Investment Income
Income
Dividends[1]	69,004
Interest[2]	10
Securities Lending	1,094
Total Income	70,108
Expenses
The Vanguard Group—Note B
Investment Advisory Services	611
Management and Administrative—Investor Shares	331
Management and Administrative—Admiral Shares	654
Management and Administrative—Institutional Shares	46
Management and Administrative—ETF Shares	821
Marketing and Distribution—Investor Shares	35
Marketing and Distribution—Admiral Shares	132
Marketing and Distribution—Institutional Shares	31
Marketing and Distribution—ETF Shares	325
Custodian Fees	427
Shareholders’ Reports—Investor Shares	16
Shareholders’ Reports—Admiral Shares	6
Shareholders’ Reports—Institutional Shares	4
Shareholders’ Reports—ETF Shares	24
Trustees’ Fees and Expenses	2
Total Expenses	3,465
Net Investment Income	66,643
Realized Net Gain (Loss)
Investment Securities Sold	56,923
Futures Contracts	3,072
Foreign Currencies and Forward Currency Contracts	(2,428)
Realized Net Gain (Loss)	57,567
Change in Unrealized Appreciation (Depreciation)
Investment Securities	215,265
Futures Contracts	(732)
Foreign Currencies and Forward Currency Contracts	991
Change in Unrealized Appreciation (Depreciation)	215,524
Net Increase (Decrease) in Net Assets Resulting from Operations	339,734
1 Dividends are net of foreign withholding taxes of $4,884,000.
2 Interest income from an affiliated company of the fund was $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	66,643	138,837
Realized Net Gain (Loss)	57,567	64,452
Change in Unrealized Appreciation (Depreciation)	215,524	(146,338)
Net Increase (Decrease) in Net Assets Resulting from Operations	339,734	56,951
Distributions
Net Investment Income
Investor Shares	(4,049)	(9,804)
Admiral Shares	(24,561)	(51,732)
Signal Shares	—	(3,961)
Institutional Shares	(4,152)	(9,260)
ETF Shares	(34,297)	(74,497)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(67,059)	(149,254)
Capital Share Transactions
Investor Shares	(6,559)	(32,507)
Admiral Shares	67,689	223,950
Signal Shares	—	(169,429)
Institutional Shares	(4,430)	(95,317)
ETF Shares	444,050	166,435
Net Increase (Decrease) from Capital Share Transactions	500,750	93,132
Total Increase (Decrease)	773,425	829
Net Assets
Beginning of Period	5,487,831	5,487,002
End of Period[1]	6,261,256	5,487,831

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $10,928,000 and $14,099,000.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Pacific Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.59	$11.76	$9.63	$9.74	$10.40	$9.61
Investment Operations
Net Investment Income	.129	.282	.246	.278	.289[1]	.243[1]
Net Realized and Unrealized Gain (Loss)
on Investments	.534	(.147)	2.187	.037	(.619)	.803
Total from Investment Operations	.663	.135	2.433	.315	(.330)	1.046
Distributions
Dividends from Net Investment Income	(.133)	(. 305)	(. 303)	(. 425)	(. 330)	(. 256)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.133)	(. 305)	(. 303)	(. 425)	(. 330)	(. 256)
Net Asset Value, End of Period	$12.12	$11.59	$11.76	$9.63	$9.74	$10.40

Total Return[2]	5.84%	1.21%	25.72%	3.47%	-3.45%	11.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$369	$360	$398	$360	$438	$868
Ratio of Total Expenses to
Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	2.26%	2.45%	2.27%	2.93%	2.85%	2.37%
Portfolio Turnover Rate [3]	6%	5%	22%	4%	4%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Pacific Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$75.19	$76.32	$62.54	$63.28	$68.06	$62.95
Investment Operations
Net Investment Income	.893	1.937	1.695	1.905	2.051[1]	1.533[1]
Net Realized and Unrealized Gain (Loss)
on Investments	3.462	(.982)	14.194	.249	(4.080)	5.337
Total from Investment Operations	4.355	.955	15.889	2.154	(2.029)	6.870
Distributions
Dividends from Net Investment Income	(.915)	(2.085)	(2.109)	(2.894)	(2.751)	(1.760)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.915)	(2.085)	(2.109)	(2.894)	(2.751)	(1.760)
Net Asset Value, End of Period	$78.63	$75.19	$76.32	$62.54	$63.28	$68.06

Total Return[2]	5.91%	1.32%	25.89%	3.65%	-3.33%	11.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,193	$2,032	$1,832	$1,415	$1,451	$1,165
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.40%	2.59%	2.41%	3.07%	2.97%	2.49%
Portfolio Turnover Rate [3]	6%	5%	22%	4%	4%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Pacific Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.50	$11.68	$9.57	$9.69	$10.42	$9.63
Investment Operations
Net Investment Income	.139	.300	.263	.295	.303[1]	.243[1]
Net Realized and Unrealized Gain (Loss)
on Investments	.533	(.158)	2.174	.034	(.609)	.816
Total from Investment Operations	.672	.142	2.437	.329	(.306)	1.059
Distributions
Dividends from Net Investment Income	(.142)	(. 322)	(. 327)	(. 449)	(. 424)	(. 269)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.142)	(. 322)	(. 327)	(. 449)	(. 424)	(. 269)
Net Asset Value, End of Period	$12.03	$11.50	$11.68	$9.57	$9.69	$10.42

Total Return[2]	5.97%	1.28%	25.96%	3.65%	-3.29%	11.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$347	$336	$437	$406	$354	$799
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.43%	2.62%	2.44%	3.10%	3.01%	2.53%
Portfolio Turnover Rate [3]	6%	5%	22%	4%	4%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Pacific Stock Index Fund

Financial Highlights

FTSE Pacific ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$60.80	$61.71	$50.57	$51.18	$55.06	$50.92
Investment Operations
Net Investment Income	.723	1.568	1.372	1.544	1.638[1]	1.265[1]
Net Realized and Unrealized Gain (Loss)
on Investments	2.797	(.791)	11.475	.190	(3.275)	4.296
Total from Investment Operations	3.520	.777	12.847	1.734	(1.637)	5.561
Distributions
Dividends from Net Investment Income	(.740)	(1.687)	(1.707)	(2.344)	(2.243)	(1.421)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.740)	(1.687)	(1.707)	(2.344)	(2.243)	(1.421)
Net Asset Value, End of Period	$63.58	$60.80	$61.71	$50.57	$51.18	$55.06

Total Return	5.90%	1.31%	25.88%	3.65%	-3.34%	11.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,352	$2,760	$2,645	$1,563	$1,472	$1,482
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.40%	2.59%	2.41%	3.07%	2.97%	2.49%
Portfolio Turnover Rate[2]	6%	5%	22%	4%	4%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. The fund has not issued any Institutional Plus Shares through April 30, 2015.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby

44

Pacific Stock Index Fund

simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

45

Pacific Stock Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and for the period ended April 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

46

Pacific Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At April 30, 2015, the fund had contributed capital of $538,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,129	6,209,286	17,171
Temporary Cash Investments	133,912	2,100	—
Futures Contracts—Liabilities[1]	(562)	—	—
Forward Currency Contracts—Assets	—	868	—
Forward Currency Contracts—Liabilities	—	(175)	—
Total	136,479	6,212,079	17,171
1 Represents variation margin on the last day of the reporting period.

47

Pacific Stock Index Fund

D. At April 30, 2015, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	868	868
Liabilities	(562)	(175)	(737)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2015, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	3,072	—	3,072
Forward Currency Contracts	—	327	327
Realized Net Gain (Loss) on Derivatives	3,072	327	3,399

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(732)	—	(732)
Forward Currency Contracts	—	358	358
Change in Unrealized Appreciation (Depreciation) on Derivatives	(732)	358	(374)

At April 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	June 2015	153	20,309	(124)
S&P ASX 200 Index	June 2015	76	8,628	(98)
				(222)

48

Pacific Stock Index Fund

At April 30, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
				Contract Amount (000)
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, NA	6/16/15	JPY	2,312,163	USD	19,146	229
Bank of America, NA	6/23/15	AUD	12,147	USD	9,235	348
UBS AG	6/23/15	AUD	8,510	USD	6,581	132
Bank of America, NA	6/16/15	JPY	552,375	USD	4,644	(15)
UBS AG	6/16/15	JPY	321,000	USD	2,688	2
Citibank NA	6/16/15	JPY	296,970	USD	2,497	(9)
The Toronto-Dominion Bank	6/16/15	JPY	225,897	USD	1,887	6
Deutsche Bank AG	6/16/15	JPY	220,780	USD	1,853	(3)
Citibank NA	6/16/15	JPY	155,000	USD	1,279	20
UBS AG	6/16/15	JPY	150,930	USD	1,269	(4)
UBS AG	6/23/15	AUD	1,480	USD	1,190	(22)
Goldman Sachs International	6/23/15	AUD	875	USD	673	17
BNP Paribas	6/16/15	USD	38,123	JPY	4,539,465	84
BNP Paribas	6/23/15	USD	4,152	AUD	5,225	30
BNP Paribas	6/23/15	USD	2,944	AUD	3,878	(115)
Citibank NA	6/23/15	USD	1,174	AUD	1,498	(7)
						693
AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

At April 30, 2015, the counterparty had deposited in segregated accounts securities with a value of $818,000 in connection with amounts due to the fund for open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2015, the fund realized net foreign currency losses of $2,755,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

49

Pacific Stock Index Fund

During the six months ended April 30, 2015, the fund realized $40,404,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2014, the fund had available capital losses totaling $1,155,019,000 to offset future net capital gains. Of this amount, $1,144,492,000 is subject to expiration dates; $453,022,000 may be used to offset future net capital gains through October 31, 2016, $607,343,000 through October 31, 2017, $29,742,000 through October 31, 2018, and $54,385,000 through October 31, 2019. Capital losses of $10,527,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2015, the cost of investment securities for tax purposes was $6,846,182,000. Net unrealized depreciation of investment securities for tax purposes was $480,584,000, consisting of unrealized gains of $755,495,000 on securities that had risen in value since their purchase and $1,236,079,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2015, the fund purchased $898,843,000 of investment securities and sold $420,084,000 of investment securities, other than temporary cash investments. Purchases and sales include $634,815,000 and $264,451,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		April 30, 2015	October 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	38,390	3,318	58,007	5,061
Issued in Lieu of Cash Distributions	3,822	347	9,268	811
Redeemed	(48,771)	(4,273)	(99,782)	(8,663)
Net Increase (Decrease)—Investor Shares	(6,559)	(608)	(32,507)	(2,791)
Admiral Shares
Issued[1]	177,763	2,362	392,179	5,284
Issued in Lieu of Cash Distributions	20,811	290	44,509	600
Redeemed	(130,885)	(1,784)	(212,738)	(2,863)
Net Increase (Decrease)—Admiral Shares	67,689	868	223,950	3,021
Signal Shares
Issued	—	—	31,226	1,214
Issued in Lieu of Cash Distributions	—	—	3,197	125
Redeemed[1]	—	—	(203,852)	(7,921)
Net Increase (Decrease)—Signal Shares	—	—	(169,429)	(6,582)

50

Pacific Stock Index Fund

	Six Months Ended			Year Ended
		April 30, 2015	October 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	24,407	2,164	62,585	5,485
Issued in Lieu of Cash Distributions	2,676	244	7,052	622
Redeemed	(31,513)	(2,741)	(164,954)	(14,354)
Net Increase (Decrease)—Institutional Shares	(4,430)	(333)	(95,317)	(8,247)
ETF Shares
Issued	741,377	12,419	422,766	6,937
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(297,327)	(5,100)	(256,331)	(4,400)
Net Increase (Decrease)—ETF Shares	444,050	7,319	166,435	2,537

1 Admiral Shares Issued and Signal Shares Redeemed include $150,910,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2015, that would require recognition or disclosure in these financial statements.

51

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

52

Six Months Ended April 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2014	4/30/2015	Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,056.09	$1.27
FTSE Europe ETF Shares	1,000.00	1,057.00	0.56
Admiral Shares	1,000.00	1,057.08	0.56
Institutional Shares	1,000.00	1,056.93	0.41
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,058.37	$1.33
FTSE Pacific ETF Shares	1,000.00	1,059.05	0.61
Admiral Shares	1,000.00	1,059.13	0.61
Institutional Shares	1,000.00	1,059.65	0.46
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.55	$1.25
FTSE Europe ETF Shares	1,000.00	1,024.25	0.55
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.40	0.40
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
FTSE Pacific ETF Shares	1,000.00	1,024.20	0.60
Admiral Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.35	0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.25% for Investor Shares, 0.11% for FTSE Europe ETF Shares, 0.11% for Admiral Shares, and 0.08% for Institutional Shares, and for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.12% for FTSE Pacific ETF Shares, 0.12% for Admiral Shares, and 0.09% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period. The table does not include data for share classes with less than six months of history.

53

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard European and Pacific Stock Index Funds has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the funds over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements after a one-year period.

54

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

55

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced European Index: MSCI Europe Index through March 26, 2013; FTSE Developed Europe Index thereafter. Benchmark returns are adjusted for withholding taxes.

Spliced Pacific Stock Index: MSCI Pacific Index through March 26, 2013; FTSE Developed Asia Pacific Index thereafter. Benchmark returns are adjusted for withholding taxes.

56

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, Amerigroup Corporation (managed health care), the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International PLC (diversified manufacturing and services), Hewlett-Packard Co. (electronic computer manufacturing), and Delphi Automotive PLC (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels), the University Medical Center at Princeton, the Robert Wood Johnson Foundation, and the Center for Talent Innovation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Investment Advisory Committee of Major League Baseball.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Trustee of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center and of the Advisory Board of the Parthenon Group (strategy consulting).

Executive Officers

Glenn Booraem

Born 1967. Controller Since July 2010. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Mortimer J. Buckley Kathleen C. Gubanich Paul A. Heller Martha G. King John T. Marcante	Chris D. McIsaac Michael S. Miller James M. Norris Glenn W. Reed

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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This material may be used in conjunction	advise, recommend, endorse, or promote the Product
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fund only if preceded or accompanied by	person arising out of (a) the use of, reliance on, or any
error in the Index or (b) investment in or operation of
the fund’s current prospectus.	the Product. FTSE makes no claim, prediction, warranty,
All comparative mutual fund data are from Lipper, a	or representation either as to the results to be obtained
Thomson Reuters Company, or Morningstar, Inc., unless	from the Product or the suitability of the Index for the
otherwise noted.	purpose to which it is being put by Vanguard.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q722 062015

Semiannual Report | April 30, 2015

Vanguard Total World Stock Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	30
Trustees Approve Advisory Arrangement.	32
Glossary.	33

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

http://www.jagerfoods.com/food/cook-corn-on-the-cob-for-a-crowd/

Your Fund’s Total Returns

Six Months Ended April 30, 2015
Total
Returns
Vanguard Total World Stock Index Fund
Investor Shares	4.80%
ETF Shares
Market Price	4.75
Net Asset Value	4.86
Institutional Shares	4.86
FTSE Global All Cap Index	5.39
Global Funds Average	4.46

Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2014, Through April 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total World Stock Index Fund
Investor Shares	$24.82	$25.73	$0.271	$0.000
ETF Shares	60.89	63.13	0.692	0.000
Institutional Shares	124.35	128.91	1.432	0.000

1

Chairman’s Letter

Dear Shareholder,

Despite challenges both at home and abroad, global stocks produced solid results for the six months ended April 30, 2015. The world’s equity markets grew volatile at times, amid concerns over the timing of the Federal Reserve’s first prospective rate increase in almost a decade, Greece’s elections and debt crisis, the future of the Eurozone, the potential impact of falling oil prices on exporting nations, and slower growth in China. In a departure from recent years, international stocks as a whole outpaced their U.S. counterparts.

Vanguard Total World Stock Index Fund returned almost 5% for the period. The return diverged from that of its target index, the FTSE Global All Cap Index, a result of fair-value pricing adjustments (see the box on page 5 for an explanation of fair-value pricing). These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. The fund’s result was a bit ahead of the average return of its peer funds.

U.S. and Japanese stocks added most to returns, while stocks from Brazil and Australia held back results. On the sector level, consumer services stocks advanced by double digits, while the drop in oil prices weighed on stocks of oil and gas companies around the globe.

2

Currency effects limited returns for U.S.-based investors as the dollar rose against many foreign currencies, including the Japanese yen and the euro.

U.S. stocks closed higher despite fluctuating returns

U.S. stocks returned almost 5% for the six months, despite stretches of shakiness. In two of those months, stocks declined. In two others, they were virtually unchanged or gained less than 1%. February’s surge of almost 6%, the largest monthly gain since October 2011, lifted overall returns for the period.

The Fed’s careful approach to potentially raising short-term interest rates helped stocks along, as did monetary stimulus efforts by other nations’ central banks.

These factors offset concerns that included Greece’s debt crisis and the negative effect of the strong U.S. dollar on the profits of U.S.-based multinational companies.

For U.S. investors, international stocks returned 6%; as noted earlier, they were a little ahead of their domestic counterparts (see the box on page 6 for a discussion of the benefits of an internationally diversified stock portfolio). Returns for the developed markets of the Pacific region, led by Japan, exceeded those of Europe and emerging markets. (You can read about Vanguard’s assessment of Japan’s economy in Japan: The Long Road Back to Inflation, available at vanguard.com/research. This is part of the Global Macro Matters series produced by our economists.)

Market Barometer

			Total Returns
		Periods Ended April 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	4.75%	13.00%	14.47%
Russell 2000 Index (Small-caps)	4.65	9.71	12.73
Russell 3000 Index (Broad U.S. market)	4.74	12.74	14.33
FTSE All-World ex US Index (International)	6.00	3.53	6.40

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.06%	4.46%	4.12%
Barclays Municipal Bond Index (Broad tax-exempt market)	1.17	4.80	4.75
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.03	0.05

CPI
Consumer Price Index	-0.35%	-0.20%	1.65%

3

Stimulus policies and demand have driven up bond prices

Like equities, bonds have benefited from accommodative monetary policies from the world’s central banks. Investor demand for the perceived safety of fixed income assets has also boosted bond returns.

The broad U.S. taxable bond market returned 2.06% for the period, and the yield of the 10-year U.S. Treasury note ended April at 2.04%, down from 2.31% six months earlier. (Bond prices and yields move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –4.83% as foreign currencies’ weakness relative to the dollar affected results. For international bonds hedged to eliminate the effect of changes in currency exchange rates, returns were positive.

Returns of money market funds and savings accounts remained checked by the Fed’s target of 0%–0.25% for short-term interest rates.

Stocks from all regions boosted the fund’s return

Vanguard Total World Stock Index Fund provides investors broad exposure to the world’s equity markets by investing in large-, mid-, and small-capitalization stocks in both developed and emerging markets. The fund seeks to closely track the FTSE Global All Cap Index, which includes more than 7,000 stocks.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	ETF	Institutional	Peer Group
	Shares	Shares	Shares	Average
Total World Stock Index Fund	0.27%	0.17%	0.15%	1.33%

The fund expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2015, the fund’s annualized expense ratios were 0.24% for Investor Shares, 0.14% for ETF Shares, and 0.13% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2014.

Peer group: Global Funds.

4

Each country is weighted in proportion to its market value, so the United States has the largest representation, by a wide margin, in both the fund and the index. U.S. stocks alone accounted for more than 50% of the fund’s assets. Compared with many of the other countries in the index, the United States posted a result that was middling at best. Still, because of their vast representation in the index, U.S. stocks were the fund’s top contributors.

The developed markets of Europe, which represented nearly one-quarter of the fund’s assets on average over the period, returned about 7%. The outlook for most European economies has turned positive, thanks in large part to the European Central Bank’s monetary policy. Key economies in the region, including the United Kingdom, Germany, and France, contributed significantly to results. Greece remained the trouble spot. It dominated headlines as investors feared it might default on its debts and be forced to exit the Eurozone.

Stocks from the developed markets of the Pacific region, which accounted for just over 13% of the fund’s assets on average during the period, returned about 9%. Japan, which has the second-largest weighting of any country in the global index, led the region’s performance. Japan’s economy is improving, but much of its growth in recent months has come from strong exports, as a weaker yen relative to the U.S. dollar has made Japanese products more attractive to consumers abroad. Other markets in the Pacific region delivered mixed results. Australia lost ground, as a slump in the country’s financial and oil and gas sectors hurt performance. Hong Kong and Singapore, among other markets, produced solid returns.

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes diverges from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

5

Emerging markets stocks, which represented about 9% of the fund’s assets on average during the period, returned about 4%. Results among the bigger emerging markets countries varied dramatically. China, Taiwan, and South

Africa posted gains, while India posted losses. Brazilian stocks, the index’s most notable detractors, tumbled amid falling commodities prices and a corruption scandal involving the country’s largest oil producer.

International stocks—an opportunity for further diversification

International stocks led global stock markets out of the Great Recession in 2009. Since then, they’ve trailed the broad U.S. stock market in every year but one.

Despite the underperformance of the last several years, international stocks—which represent about half of the world’s market capitalization—can still help U.S.-based investors diversify their portfolios.

As the chart below shows, U.S. and international stocks have periodically swapped market leadership positions as differing market and economic forces caused their returns to vary.

Of course, the timing of these changes is impossible to predict.

Global diversification can help U.S. investors reduce their portfolio’s volatility over time by mitigating losses when domestic stocks do poorly and adding to returns when foreign stocks shine. (For more insight, see Global Equities: Balancing Home Bias and Diversification, available at vanguard.com/research.)

Trailing 12-month return differential between U.S. and non-U.S. stocks

Notes: U.S. equities are represented by MSCI USA Index; international equities are represented by MSCI World Index ex USA from 1970 through 1987 and MSCI All Country World Index ex USA thereafter. Data are from December 31, 1984, through December 31, 2014.

Sources: Vanguard, Thomson Reuters Datastream, and MSCI.

6

On the sector level, eight of the ten sectors represented in the index posted gains. Holdings in consumer services companies, especially retailers and media companies, added most to returns. Consumer goods, health care, and technology stocks also did well. At the other end of the performance spectrum, stocks in the oil and gas sector slumped amid the sharp drop in the price of oil. Utilities stocks also lost ground.

Promoting good corporate governance is one way we protect your interests

Our core purpose is “to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.” This involves more than offering smart investments, trustworthy guidance, and low fees. It also means working with the companies held by Vanguard funds to make sure that your interests remain paramount.

How do we fulfill that responsibility?

As one of the world’s largest investment managers, we are making our voice heard in corporate boardrooms to promote the highest standards of stewardship. Our advocacy encompasses a range of issues, including executive compensation and succession planning, board composition and effectiveness, oversight of strategy and risk, and communication with shareholders.

We also exert our influence in a very important way when Vanguard funds cast their proxy votes at companies’ shareholder meetings.

Most of these votes take place at this time of year, making it an appropriate time to remind you that we work hard to represent your best interests. Good governance, we believe, is essential for any company seeking to maximize its long-term returns to shareholders. You can learn more about our efforts at vanguard.com/corporategovernance.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III

Chairman and Chief Executive Officer May 15, 2015

7

Total World Stock Index Fund

Fund Profile
As of April 30, 2015

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VTWSX	VTWIX	VT
Expense Ratio[1]	0.27%	0.15%	0.17%

Portfolio Characteristics
			FTSE
			Global
			All Cap
		Fund	Index
Number of Stocks		7,161	7,596
Median Market Cap		$34.8B	$35.0B
Price/Earnings Ratio		20.2x	20.1x
Price/Book Ratio		2.2x	2.2x
Return on Equity		16.3%	16.2%
Earnings Growth
Rate		11.9%	12.0%
Dividend Yield		2.3%	2.3%
Turnover Rate
(Annualized)		7%	—
Short-Term
Reserves		0.0%	—

Sector Diversification (% of equity exposure)
			FTSE
			Global
			All Cap
		Fund	Index
Basic Materials		5.3%	5.3%
Consumer Goods		12.6	12.6
Consumer Services		11.0	11.0
Financials		22.5	22.5
Health Care		10.6	10.6
Industrials		13.3	13.3
Oil & Gas		7.5	7.5
Technology		10.7	10.7
Telecommunications		3.3	3.3
Utilities		3.2	3.2

Volatility Measures
		FTSE
		Global
		All Cap
		Index
R-Squared		0.99
Beta		1.00
These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	1.6%
Exxon Mobil Corp.	Integrated Oil & Gas	0.8
Microsoft Corp.	Software	0.8
Google Inc.	Internet	0.7
Wells Fargo & Co.	Banks	0.6
Johnson & Johnson	Pharmaceuticals	0.6
General Electric Co.	Diversified Industrials	0.6
Berkshire Hathaway Inc. Reinsurance		0.6
Nestle SA	Food Products	0.6
Novartis AG	Pharmaceuticals	0.5
Top Ten		7.4%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2015, the annualized expense ratios were 0.24% for Investor Shares, 0.13% for Institutional Shares, and 0.14% for ETF Shares.

8

Total World Stock Index Fund

Market Diversification (% of equity exposure)

		FTSE
		Global
		All Cap
	Fund	Index
Europe
United Kingdom	7.2%	7.2%
France	3.0	3.0
Germany	3.0	3.0
Switzerland	2.9	3.0
Spain	1.1	1.1
Sweden	1.1	1.1
Other	3.8	3.9
Subtotal	22.1%	22.3%
Pacific
Japan	8.2%	8.2%
Australia	2.5	2.5
South Korea	1.6	1.6
Hong Kong	1.3	1.3
Other	0.7	0.6
Subtotal	14.3%	14.2%
Emerging Markets
China	2.6%	2.6%
Taiwan	1.5	1.5
India	1.0	1.0
Other	4.2	4.2
Subtotal	9.3%	9.3%
North America
United States	50.7%	50.6%
Canada	3.4	3.4
Subtotal	54.1%	54.0%
Middle East	0.2%	0.2%

9

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 26, 2008, Through April 30, 2015

For a benchmark description, see the Glossary.
Note: For 2015, performance data reflect the six months ended April 30, 2015.
Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended March 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	6/26/2008	5.35%	9.13%	5.40%
ETF Shares	6/24/2008
Market Price		5.62	9.24	5.33
Net Asset Value		5.46	9.29	5.32
Institutional Shares	10/9/2008	5.47	9.30	12.66

See Financial Highlights for dividend and capital gains information.

10

Total World Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of April 30, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	248,208	17,374	0.3%
Australia—Other †		152,468	2.2%
		169,842	2.5%

Austria †		6,661	0.1%

Belgium †		31,301	0.5%

Brazil †		56,105	0.8%

Canada †		234,553	3.4%

Chile †		8,969	0.1%

China
* Tencent Holdings Ltd.	829,727	17,125	0.3%
China Mobile Ltd.	798,361	11,403	0.2%
China Construction Bank Corp.	11,085,811	10,761	0.2%
Industrial & Commercial Bank of China Ltd.	10,998,245	9,541	0.2%
Bank of China Ltd.	11,479,800	7,866	0.1%
China Life Insurance Co. Ltd.	1,161,000	5,635	0.1%
CNOOC Ltd.	2,468,496	4,209	0.1%
PetroChina Co. Ltd.	3,246,000	4,187	0.1%
China Petroleum & Chemical Corp.	4,088,314	3,858	0.1%
China Overseas Land & Investment Ltd.	646,480	2,693	0.1%
Agricultural Bank of China Ltd.	3,850,500	2,168	0.1%
China Telecom Corp. Ltd.	2,544,034	1,885	0.0%
CITIC Ltd.	814,000	1,628	0.0%
* China Unicom Hong Kong Ltd.	861,574	1,618	0.0%
China Shenhua Energy Co. Ltd.	580,500	1,508	0.0%
PICC Property & Casualty Co. Ltd.	591,287	1,310	0.0%

11

Total World Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	China Communications Construction Co. Ltd.	685,375	1,247	0.0%
	China Resources Land Ltd.	317,909	1,153	0.0%
	China CITIC Bank Corp. Ltd.	1,163,010	1,055	0.0%
	China Resources Power Holdings Co. Ltd.	287,400	867	0.0%
	China Merchants Holdings International Co. Ltd.	186,000	844	0.0%
	China Railway Group Ltd.	596,000	836	0.0%
	Sinopharm Group Co. Ltd.	164,000	779	0.0%
	Dongfeng Motor Group Co. Ltd.	398,000	661	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	170,859	635	0.0%
	Zhuzhou CSR Times Electric Co. Ltd.	73,500	625	0.0%
	China Resources Enterprise Ltd.	194,000	594	0.0%
^	CSR Corp. Ltd.	298,000	574	0.0%
	China Railway Construction Corp. Ltd.	287,126	573	0.0%
1	People’s Insurance Co. Group of China Ltd.	826,000	572	0.0%
	China Longyuan Power Group Corp. Ltd.	459,000	569	0.0%
*,1	China CNR Corp. Ltd.	278,000	568	0.0%
	China Oilfield Services Ltd.	244,000	501	0.0%
*,1	CGN Power Co. Ltd.	885,832	496	0.0%
	Kunlun Energy Co. Ltd.	370,000	439	0.0%
	China State Construction International Holdings Ltd.	218,000	420	0.0%
	AviChina Industry & Technology Co. Ltd.	356,000	403	0.0%
*	China COSCO Holdings Co. Ltd.	420,500	387	0.0%
^	China Coal Energy Co. Ltd.	581,000	382	0.0%
	Beijing Capital International Airport Co. Ltd.	354,000	376	0.0%
	China Resources Gas Group Ltd.	98,000	340	0.0%
*	China Cinda Asset Management Co. Ltd.	530,000	315	0.0%
	Huaneng Renewables Corp. Ltd.	694,000	303	0.0%
1	Sinopec Engineering Group Co. Ltd.	265,135	286	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	460,000	278	0.0%
	COSCO International Holdings Ltd.	466,000	272	0.0%
	Air China Ltd.	220,000	265	0.0%
	Huadian Power International Corp. Ltd.	222,000	246	0.0%
^,1	China Galaxy Securities Co. Ltd.	150,000	245	0.0%
	China Southern Airlines Co. Ltd.	248,000	244	0.0%
	Metallurgical Corp. of China Ltd.	390,000	230	0.0%
	China Power International Development Ltd.	351,000	226	0.0%
	Sinotrans Ltd.	283,000	217	0.0%
	China Communications Services Corp. Ltd.	382,000	215	0.0%
*	Foshan Huaxin Packaging Co. Ltd. Class B	266,600	205	0.0%
	Franshion Properties China Ltd.	462,000	187	0.0%
	Huadian Fuxin Energy Corp. Ltd.	342,000	184	0.0%
	China Agri-Industries Holdings Ltd.	316,800	181	0.0%
*	China Foods Ltd.	230,000	172	0.0%
*	China Eastern Airlines Corp. Ltd.	202,000	156	0.0%
	China Merchants Property Development Co. Ltd. Class B	49,900	147	0.0%
	China BlueChemical Ltd.	318,000	142	0.0%
	China Resources Cement Holdings Ltd.	196,000	125	0.0%
^	Sinopec Kantons Holdings Ltd.	122,000	110	0.0%
	Dah Chong Hong Holdings Ltd.	166,000	104	0.0%
*	Poly Culture Group Corp. Ltd.	27,200	103	0.0%
	Angang Steel Co. Ltd.	114,000	95	0.0%
	China Machinery Engineering Corp.	69,000	92	0.0%
	MMG Ltd.	196,000	84	0.0%
	Harbin Electric Co. Ltd.	96,000	79	0.0%
	China Datang Corp. Renewable Power Co. Ltd.	330,000	55	0.0%

12

Total World Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
* CITIC Resources Holdings Ltd.	278,000	50	0.0%
* Sinofert Holdings Ltd.	174,000	48	0.0%
* Sinotrans Shipping Ltd.	169,500	47	0.0%
* Shanghai Baosight Software Co. Ltd. Class B	10,100	45	0.0%
CPMC Holdings Ltd.	55,000	43	0.0%
China National Accord Medicines Corp. Ltd. Class B	5,400	40	0.0%
1 China—Other †		67,136	1.0%
		176,263	2.6%

Colombia †		4,363	0.1%

Czech Republic †		1,444	0.0%

Denmark †		40,895	0.6%

Egypt †		2,453	0.0%

Finland †		22,524	0.3%

France
Sanofi	177,073	18,024	0.3%
TOTAL SA	317,755	17,206	0.2%
1 France—Other †		173,889	2.5%
		209,119	3.0%

Germany
* Bayer AG	127,645	18,372	0.2%
1 Germany—Other †		184,232	2.7%
		202,604	2.9%

Greece †		2,560	0.0%

Hong Kong
BOC Hong Kong Holdings Ltd.	557,500	2,162	0.0%
China Travel International Investment Hong Kong Ltd.	354,000	158	0.0%
CITIC Telecom International Holdings Ltd.	302,500	125	0.0%
* Shenyin Wanguo HK Ltd.	75,000	80	0.0%
China Merchants Land Ltd.	168,000	54	0.0%
APT Satellite Holdings Ltd.	33,000	52	0.0%
1 Hong Kong—Other †		89,221	1.3%
		91,852	1.3%

Hungary †		1,714	0.0%

[1]India †		70,649	1.0%

Indonesia †		16,098	0.2%

Ireland †		8,081	0.1%

Israel †		15,849	0.2%

[1]Italy †		60,623	0.9%

13

Total World Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Japan
Toyota Motor Corp.	410,030	28,542	0.4%
Japan—Other †		533,987	7.8%
		562,529	8.2%
[1]Malaysia †		28,334	0.4%
Mexico †		30,821	0.4%
Morocco †		60	0.0%
Netherlands †		65,227	0.9%
New Zealand †		6,191	0.1%
[1]Norway †		18,740	0.3%
Other[2]
3 Vanguard FTSE Emerging Markets ETF	110,551	4,850	0.1%
Peru †		1,663	0.0%
Philippines †		12,190	0.2%
Poland †		10,884	0.2%
Portugal †		4,970	0.1%
Russia †		26,124	0.4%
Singapore
COSCO Corp. Singapore Ltd.	92,000	42	0.0%
1 Singapore—Other †		37,937	0.6%
		37,979	0.6%
South Africa †		55,775	0.8%
South Korea
Samsung Electronics Co. Ltd. GDR	33,376	21,888	0.3%
South Korea—Other †		87,068	1.3%
		108,956	1.6%
Spain †		77,749	1.1%
Sweden †		72,610	1.1%
Switzerland
Nestle SA	493,369	38,278	0.6%
Novartis AG	361,396	36,889	0.5%
Roche Holding AG	108,733	31,115	0.5%
Switzerland—Other †		97,278	1.4%
		203,560	3.0%

14

Total World Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Taiwan †		103,616	1.5%

Thailand †		18,262	0.3%

Turkey †		9,987	0.1%

United Arab Emirates †		5,628	0.1%

United Kingdom
HSBC Holdings plc	3,017,103	30,140	0.4%
BP plc	2,808,479	20,256	0.3%
Royal Dutch Shell plc Class A	616,743	19,446	0.3%
GlaxoSmithKline plc	751,062	17,347	0.2%
1 United Kingdom—Other †		405,219	5.9%
		492,408	7.1%

United States
Basic Materials †		96,812	1.4%

Consumer Goods
Procter & Gamble Co.	420,258	33,415	0.5%
Coca-Cola Co.	645,557	26,184	0.4%
PepsiCo Inc.	229,583	21,838	0.3%
Philip Morris International Inc.	241,889	20,190	0.3%
Consumer Goods—Other †		245,561	3.5%
		347,188	5.0%
Consumer Services
Walt Disney Co.	261,947	28,479	0.4%
* Amazon.com Inc.	57,798	24,378	0.4%
Home Depot Inc.	201,360	21,542	0.3%
Wal-Mart Stores Inc.	250,672	19,565	0.3%
CVS Health Corp.	173,077	17,185	0.2%
Consumer Services—Other †		366,989	5.3%
		478,138	6.9%
Financials
Wells Fargo & Co.	799,095	44,030	0.6%
JPMorgan Chase & Co.	573,834	36,301	0.5%
Bank of America Corp.	1,631,333	25,987	0.4%
Citigroup Inc.	469,471	25,032	0.4%
* Berkshire Hathaway Inc. Class B	173,129	24,448	0.4%
Visa Inc. Class A	305,336	20,167	0.3%
Financials—Other †		475,991	6.9%
		651,956	9.5%
Health Care
Johnson & Johnson	424,881	42,148	0.6%
Pfizer Inc.	953,718	32,360	0.5%
Merck & Co. Inc.	441,278	26,283	0.4%
* Gilead Sciences Inc.	230,384	23,156	0.3%
Amgen Inc.	117,254	18,516	0.3%
Health Care—Other †		316,455	4.6%
		458,918	6.7%

15

Total World Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Industrials
General Electric Co.		1,554,629	42,099	0.6%
Industrials—Other †			392,980	5.7%
			435,079	6.3%
Oil & Gas
Exxon Mobil Corp.		650,582	56,841	0.8%
Chevron Corp.		291,952	32,424	0.5%
Schlumberger Ltd.		198,263	18,758	0.3%
Oil & Gas—Other †			169,275	2.4%
			277,298	4.0%

[2]Other †			13	0.0%

Technology
Apple Inc.		902,251	112,917	1.6%
Microsoft Corp.		1,143,681	55,629	0.8%
International Business Machines Corp.		154,140	26,403	0.4%
* Facebook Inc. Class A		326,484	25,717	0.4%
* Google Inc. Class C		45,328	24,357	0.4%
Intel Corp.		732,143	23,831	0.3%
* Google Inc. Class A		43,026	23,611	0.3%
Cisco Systems Inc.		794,187	22,896	0.3%
Oracle Corp.		519,095	22,643	0.3%
QUALCOMM Inc.		257,054	17,480	0.3%
Technology—Other †			205,340	3.0%
			560,824	8.1%
Telecommunications
Verizon Communications Inc.		630,988	31,827	0.5%
AT&T Inc.		808,431	28,004	0.4%
Telecommunications—Other †			11,760	0.2%
			71,591	1.1%

Utilities †			105,619	1.5%
			3,483,436	50.5%
Total Common Stocks (Cost $5,643,193)			6,877,071	99.7%[4]
Total Other Investments (Cost $53) †			61	0.0%[4]

	Coupon
Temporary Cash Investments
Money Market Fund
[5,6] Vanguard Market Liquidity Fund	0.121%	118,229,812	118,230	1.7%

7U.S. Government and Agency Obligations †			2,500	0.0%
Total Temporary Cash Investments (Cost $120,730)			120,730	1.7%[4]
Total Investments (Cost $5,763,976)			6,997,862	101.4%
Other Assets and Liabilities
Other Assets			21,737	0.3%
Liabilities[6]			(120,271)	(1.7%)
			(98,534)	(1.4%)
Net Assets			6,899,328	100.0%

16

Total World Stock Index Fund

At April 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	5,682,097
Undistributed Net Investment Income	13,982
Accumulated Net Realized Losses	(31,136)
Unrealized Appreciation (Depreciation)
Investment Securities	1,233,886
Futures Contracts	(39)
Forward Currency Contracts	474
Foreign Currencies	64
Net Assets	6,899,328

Investor Shares—Net Assets
Applicable to 37,457,503 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	963,653
Net Asset Value Per Share—Investor Shares	$25.73

Institutional Shares—Net Assets
Applicable to 12,797,356 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,649,739
Net Asset Value Per Share—Institutional Shares	$128.91

ETF Shares—Net Assets
Applicable to 67,894,267 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,285,936
Net Asset Value Per Share—ETF Shares	$63.13

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $92,594,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $8,104,000, representing 0.1% of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock, other investments, and temporary cash investment positions represent 100.0%, 0.0%, and 1.4%, respectively, of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $100,243,000 of collateral received for securities on loan.
7 Securities with a value of $1,300,000 have been segregated as initial margin for open futures contracts.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Total World Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2015
($000)
Investment Income
Income
Dividends[1,2]	81,303
Interest[2]	29
Securities Lending	1,034
Total Income	82,366
Expenses
The Vanguard Group—Note B
Investment Advisory Services	670
Management and Administrative—Investor Shares	786
Management and Administrative—Institutional Shares	493
Management and Administrative—ETF Shares	1,640
Marketing and Distribution—Investor Shares	97
Marketing and Distribution—Institutional Shares	155
Marketing and Distribution—ETF Shares	443
Custodian Fees	488
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	34
Trustees’ Fees and Expenses	2
Total Expenses	4,814
Net Investment Income	77,552
Realized Net Gain (Loss)
Investment Securities Sold[2]	27,660
Futures Contracts	3,448
Foreign Currencies and Forward Currency Contracts	(2,393)
Realized Net Gain (Loss)	28,715
Change in Unrealized Appreciation (Depreciation)
Investment Securities	202,121
Futures Contracts	(57)
Foreign Currencies and Forward Currency Contracts	1,230
Change in Unrealized Appreciation (Depreciation)	203,294
Net Increase (Decrease) in Net Assets Resulting from Operations	309,561

1 Dividends are net of foreign withholding taxes of $3,493,000.

2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $19,000, $27,000, and ($446,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total World Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	77,552	125,399
Realized Net Gain (Loss)	28,715	31,302
Change in Unrealized Appreciation (Depreciation)	203,294	230,456
Net Increase (Decrease) in Net Assets Resulting from Operations	309,561	387,157
Distributions
Net Investment Income
Investor Shares	(9,535)	(17,406)
Institutional Shares	(16,958)	(24,806)
ETF Shares	(45,257)	(80,931)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(71,750)	(123,143)
Capital Share Transactions
Investor Shares	86,581	189,627
Institutional Shares	315,679	501,071
ETF Shares	418,801	709,628
Net Increase (Decrease) from Capital Share Transactions	821,061	1,400,326
Total Increase (Decrease)	1,058,872	1,664,340
Net Assets
Beginning of Period	5,840,456	4,176,116
End of Period[1]	6,899,328	5,840,456

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $13,982,000 and $9,202,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total World Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$24.82	$23.48	$19.46	$18.40	$18.85	$16.66
Investment Operations
Net Investment Income	.287	.571	.473	.399	.380	.359[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	.894	1.340	4.084	1.263	(.480)	2.076
Total from Investment Operations	1.181	1.911	4.557	1.662	(.100)	2.435
Distributions
Dividends from Net Investment Income	(. 271)	(. 571)	(. 537)	(. 602)	(. 350)	(. 245)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 271)	(. 571)	(. 537)	(. 602)	(. 350)	(. 245)
Net Asset Value, End of Period	$25.73	$24.82	$23.48	$19.46	$18.40	$18.85

Total Return[3]	4.80%	8.20%	23.79%	9.29%	-0.61%	14.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$964	$844	$615	$364	$286	$255
Ratio of Total Expenses to
Average Net Assets	0.24%	0.27%	0.30%	0.35%	0.40%	0.45%
Ratio of Net Investment Income to
Average Net Assets	2.26%	2.38%	2.28%	2.44%	2.30%	2.03%
Portfolio Turnover Rate [4]	7%	7%	12%	16%	10%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.01, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.

3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total World Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$124.35	$117.63	$97.56	$92.36	$94.62	$83.54
Investment Operations
Net Investment Income	1.513	3.007	2.506	2.167	2.124	1.893[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	4.479	6.717	20.461	6.336	(2.459)	10.538
Total from Investment Operations	5.992	9.724	22.967	8.503	(.335)	12.431
Distributions
Dividends from Net Investment Income	(1.432)	(3.004)	(2.897)	(3.303)	(1.925)	(1.351)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.432)	(3.004)	(2.897)	(3.303)	(1.925)	(1.351)
Net Asset Value, End of Period	$128.91	$124.35	$117.63	$97.56	$92.36	$94.62

Total Return[3]	4.86%	8.34%	23.95%	9.50%	-0.44%	15.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,650	$1,277	$724	$325	$191	$48
Ratio of Total Expenses to
Average Net Assets	0.13%	0.15%	0.16%	0.17%	0.20%	0.23%
Ratio of Net Investment Income to
Average Net Assets	2.37%	2.50%	2.42%	2.62%	2.50%	2.25%
Portfolio Turnover Rate [4]	7%	7%	12%	16%	10%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.03, and $.03. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.

3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total World Stock Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$60.89	$57.60	$47.76	$45.21	$46.30	$40.88
Investment Operations
Net Investment Income	.734	1.459	1.218	1.056	1.020	.964[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	2.198	3.291	10.025	3.096	(1.192)	5.118
Total from Investment Operations	2.932	4.750	11.243	4.152	(.172)	6.082
Distributions
Dividends from Net Investment Income	(.692)	(1.460)	(1.403)	(1.602)	(.918)	(.662)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.692)	(1.460)	(1.403)	(1.602)	(.918)	(.662)
Net Asset Value, End of Period	$63.13	$60.89	$57.60	$47.76	$45.21	$46.30

Total Return	4.86%	8.31%	23.95%	9.47%	-0.46%	15.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,286	$3,720	$2,837	$1,463	$971	$733
Ratio of Total Expenses to
Average Net Assets	0.14%	0.17%	0.18%	0.19%	0.22%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.36%	2.48%	2.40%	2.60%	2.48%	2.23%
Portfolio Turnover Rate [3]	7%	7%	12%	16%	10%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.03, and $.02. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid

23

Total World Stock Index Fund

market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and for the period ended April 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the

24

Total World Stock Index Fund

collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At April 30, 2015, the fund had contributed capital of $595,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

25

Total World Stock Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U.S.	3,483,325	98	13
Common Stocks—International	370,549	3,018,093	4,993
Other Investments	—	61	—
Temporary Cash Investments	118,230	2,500	—
Futures Contracts—Assets[1]	7	—	—
Futures Contracts—Liabilities[1]	(215)	—	—
Forward Currency Contracts—Assets	—	528	—
Forward Currency Contracts—Liabilities	—	(54)	—
Total	3,971,896	3,021,226	5,006
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2015, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	7	528	535
Liabilities	(215)	(54)	(269)

26

Total World Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2015, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	3,448	—	3,448
Forward Currency Contracts	—	(1,392)	(1,392)
Realized Net Gain (Loss) on Derivatives	3,448	(1,392)	2,056

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(57)	—	(57)
Forward Currency Contracts	—	924	924
Change in Unrealized Appreciation (Depreciation) on Derivatives	(57)	924	867

At April 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2015	18	9,355	88
E-mini S&P Mid-Cap 400 Index	June 2015	30	4,490	(40)
Dow Jones EURO STOXX 50 Index	June 2015	86	3,438	(98)
FTSE 100 Index	June 2015	25	2,662	23
Topix Index	June 2015	18	2,389	19
S&P ASX 200 Index	June 2015	10	1,135	(27)
E-mini S&P 500 Index	June 2015	4	416	(4)
				(39)

Unrealized appreciation (depreciation) on open S&P 500 Index, E-mini S&P Mid-Cap 400 Index, Dow Jones EURO STOXX 50 Index, FTSE 100 Index, and E-mini S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

27

Total World Stock Index Fund

At April 30, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	6/24/15	EUR	3,853	USD	4,096	233
Bank of America, N.A.	6/16/15	JPY	475,936	USD	3,928	61
Bank of America, N.A.	6/24/15	GBP	1,422	USD	2,096	85
Bank of America, N.A.	6/23/15	AUD	2,483	USD	1,883	76
BNP Paribas	6/24/15	GBP	1,248	USD	1,846	69
Credit Suisse International	6/24/15	USD	1,602	GBP	1,057	(19)
BNP Paribas	6/16/15	USD	929	JPY	110,740	1
Credit Suisse International	6/24/15	USD	835	EUR	768	(28)
Citibank, N.A.	6/16/15	USD	820	JPY	97,500	3
BNP Paribas	6/23/15	USD	473	AUD	604	(3)
UBS AG	6/23/15	USD	343	AUD	439	(4)
						474
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2015, the fund realized net foreign currency losses of $1,001,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund realized gains on the sale of securities that were subject to capital gains tax in certain foreign countries. Capital gains taxes reduce realized gains for financial statement purposes but are treated as an expense for tax purposes. Accordingly, $21,000 of capital gains tax has been reclassified from accumulated net realized losses to undistributed net investment income.

During the six months ended April 30, 2015, the fund realized $16,996,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

28

Total World Stock Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2014, the fund had available capital losses totaling $44,409,000 to offset future net capital gains. Of this amount, $24,146,000 is subject to expiration dates; $572,000 may be used to offset future net capital gains through October 31, 2016, $7,777,000 through October 31, 2017, $1,086,000 through October 31, 2018, and $14,711,000 through October 31, 2019. Capital losses of $20,263,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2015, the cost of investment securities for tax purposes was $5,771,201,000. Net unrealized appreciation of investment securities for tax purposes was $1,226,661,000, consisting of unrealized gains of $1,465,381,000 on securities that had risen in value since their purchase and $238,720,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2015, the fund purchased $1,095,883,000 of investment securities and sold $254,144,000 of investment securities, other than temporary cash investments. Purchases and sales include $426,432,000 and $35,900,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		April 30, 2015	October 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	180,573	7,230	301,386	12,389
Issued in Lieu of Cash Distributions	8,863	355	16,253	665
Redeemed	(102,855)	(4,131)	(128,012)	(5,251)
Net Increase (Decrease)—Investor Shares	86,581	3,454	189,627	7,803
Institutional Shares
Issued	396,813	3,171	567,749	4,654
Issued in Lieu of Cash Distributions	14,954	119	21,700	177
Redeemed	(96,088)	(762)	(88,378)	(715)
Net Increase (Decrease)—Institutional Shares	315,679	2,528	501,071	4,116
ETF Shares
Issued	455,096	7,406	756,307	12,629
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(36,295)	(600)	(46,679)	(800)
Net Increase (Decrease)—ETF Shares	418,801	6,806	709,628	11,829

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2015, that would require recognition or disclosure in these financial statements.

29

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

30

Six Months Ended April 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Stock Index Fund	10/31/2014	4/30/2015	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,047.95	$1.22
ETF Shares	1,000.00	1,048.57	0.71
Institutional Shares	1,000.00	1,048.58	0.66
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.60	$1.20
ETF Shares	1,000.00	1,024.10	0.70
Institutional Shares	1,000.00	1,024.15	0.65

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.24% for Investor Shares, 0.14% for ETF Shares, and 0.13% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

31

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total World Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services since the fund’s inception in 2008, and took into account the organizational depth and stability of the advisor.

The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

32

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

33

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total World Stock Index: FTSE All-World Index through December 18, 2011, and FTSE

Global All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

34

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, Amerigroup Corporation (managed health care), the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International PLC (diversified manufacturing and services), Hewlett-Packard Co. (electronic computer manufacturing), and Delphi Automotive PLC (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels), the University Medical Center at Princeton, the Robert Wood Johnson Foundation, and the Center for Talent Innovation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Investment Advisory Committee of Major League Baseball.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Trustee of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center and of the Advisory Board of the Parthenon Group (strategy consulting).

Executive Officers

Glenn Booraem

Born 1967. Controller Since July 2010. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Mortimer J. Buckley Chris D. McIsaac Kathleen C. Gubanich Michael S. Miller Paul A. Heller James M. Norris Martha G. King Glenn W. Reed John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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Thomson Reuters Company, or Morningstar, Inc., unless	from the Product or the suitability of the Index for the
otherwise noted.	purpose to which it is being put by Vanguard.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
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You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6282 062015

Semiannual Report | April 30, 2015

Vanguard FTSE International Index Funds

Vanguard FTSE All-World ex-US Index Fund

Vanguard FTSE All-World ex-US Small-Cap Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
FTSE All-World ex-US Index Fund.	9
FTSE All-World ex-US Small-Cap Index Fund.	34
About Your Fund’s Expenses.	52
Trustees Approve Advisory Arrangements.	54
Glossary.	55

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended April 30, 2015
Total
Returns
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	4.92%
ETF Shares
Market Price	4.64
Net Asset Value	5.00
Admiral™ Shares	4.98
Institutional Shares	5.01
Institutional Plus Shares	5.02
FTSE All-World ex US Index	6.00
International Funds Average	5.82
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	6.18%
ETF Shares
Market Price	5.74
Net Asset Value	6.24
Institutional Shares	6.27
FTSE Global Small Cap ex US Index	7.08
International Small-Cap Funds Average	8.39
International Small-Cap Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

International stocks modestly outpaced U.S. stocks during the six months ended April 30, 2015. Aggressive monetary policies by a number of central banks helped stimulate ailing economies and bolstered investor confidence in international stock markets.

In this environment, small-capitalization international stocks, which are often more sensitive to economic growth prospects, proved resilient. Vanguard FTSE All-World ex-US Small-Cap Index Fund returned 6.18% for the six months. Vanguard FTSE All-World ex-US Index Fund, which invests in mid- and large-capitalization international companies, returned 4.92%. (All returns cited in this letter are for Investor Shares.)

The funds’ returns diverged from those of their benchmarks, largely because of fair-value pricing adjustments. (See the box on page 5.) These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Both funds also trailed the average return of their respective peer groups.

U.S. stocks closed higher despite fluctuating returns
U.S. stocks returned almost 5% for the six months, despite stretches of shakiness. In two of those months, stocks declined.

2

In two others, they were virtually unchanged or gained less than 1%. February’s surge of almost 6%, the largest monthly gain since October 2011, lifted stocks over the period.

The Federal Reserve’s careful approach to potentially raising short-term interest rates helped stocks along, as did monetary stimulus efforts by other nations’ central banks. These factors offset concerns such as Greece’s debt crisis and the negative effect of the strong U.S. dollar on the profits of U.S.-based multinational companies.

Stimulus policies and demand have driven up bond prices

Like equities, bonds have benefited from accommodative monetary policies from the world’s central banks. Investor demand for the perceived safety of fixed income assets has also boosted bond returns.

The broad U.S. taxable bond market returned 2.06% for the period, and the yield of the 10-year U.S. Treasury note ended April at 2.04%, down from 2.31% six months earlier. (Bond prices and yields move in opposite directions.)

Market Barometer

			Total Returns
		Periods Ended April 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	4.75%	13.00%	14.47%
Russell 2000 Index (Small-caps)	4.65	9.71	12.73
Russell 3000 Index (Broad U.S. market)	4.74	12.74	14.33
FTSE All-World ex US Index (International)	6.00	3.53	6.40

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.06%	4.46%	4.12%
Barclays Municipal Bond Index (Broad tax-exempt market)	1.17	4.80	4.75
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.03	0.05

CPI
Consumer Price Index	-0.35%	-0.20%	1.65%

3

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –4.83% as foreign currencies’ weakness relative to the dollar affected results. For international bonds hedged to eliminate the effect of changes in currency exchange rates, returns were positive.

Returns of money market funds and savings accounts remained checked by the Fed’s target of 0%–0.25% for short-term interest rates.

Small-cap stocks stood out in Europe and emerging markets

The FTSE All-World ex-US Small-Cap Index Fund and the FTSE All-World ex-US Index Fund provide investors with broad exposure to emerging and developed markets outside the United States.

For the six-month period, developed markets as a whole outperformed emerging ones. Still, most markets faced some challenges. Concern over lower crude oil prices and tepid global economic growth weighed on results. In addition,

Expense Ratios
Your Fund Compared With Its Peer Group

						Peer
	Investor	ETF	Admiral	Institutional	Institutional	Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
FTSE All-World ex-US Index Fund	0.29%	0.14%	0.14%	0.12%	0.10%	1.39%
FTSE All-World ex-US Small-Cap Index
Fund	0.37	0.19	—	0.18	—	1.61

The fund expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2015, the funds’ annualized expense ratios were: for the FTSE All-World ex-US Index Fund, 0.26% for Investor Shares, 0.13% for ETF Shares, 0.13% for Admiral Shares, 0.11% for Institutional Shares, and 0.09% for Institutional Plus Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.33% for Investor Shares, 0.17% for ETF Shares, and 0.15% for Institutional Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2014.

Peer groups: For the FTSE All-World ex-US Index Fund, International Funds; and for the FTSE All-World ex-US Small-Cap Index Fund, International Small-Cap Funds.

4

returns for U.S.-based investors were restrained by the strength of the U.S. dollar against many foreign currencies.

Developed markets in Europe returned about 11% for the small-cap fund and about 6% for the mid- and large-cap fund. Small-cap stocks in particular benefited from an optimistic outlook for the Eurozone following the European Central Bank’s efforts to stimulate the region’s economies. The central bank’s monetary policy contributed to a weaker euro, which has reduced the price of exports. Lower energy prices have helped reignite consumer demand. And bank lending to the private sector has expanded—a potentially major benefit for small companies, which tend to have more difficulty accessing loans than established firms.

In the Pacific region, the mid- and large-cap fund returned about 9%, more than a percentage point higher than the small-cap fund. Japan, the region’s largest market, led the way for the mid- and large-cap fund. The Bank of Japan’s aggressive stimulus efforts helped boost the country’s stock market, and a weaker yen relative to the U.S. dollar has made Japanese products more attractive to consumers abroad. Smaller Japanese companies with less exposure to overseas markets did not benefit as much from the weaker yen. (You can read about Vanguard’s assessment of Japan’s economy in

Japan: The Long Road Back to Inflation, available at vanguard.com/research. This is part of the Global Macro Matters series produced by our economists.)

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes diverges from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

5

Elsewhere in the Pacific region, smaller companies performed notably well. In Hong Kong, most sectors turned in double-digit returns, led by financial and technology stocks. Australia, one of the largest economies in the region, produced a negative return as companies of all sizes suffered, particularly those in the oil and gas and industrial sectors.

Emerging markets stocks returned nearly 7% for the small-cap fund and about 6% for the mid- and large-cap fund. Despite International stocks—an opportunity for further diversification

International stocks led global stock markets out of the Great Recession in 2009. Since then, they’ve trailed the broad U.S. stock market in every year but one.

Despite the underperformance of the last several years, international stocks—which represent about half of the world’s market capitalization—can still help U.S.-based investors diversify their portfolios.

As the chart below shows, U.S. and international stocks have periodically swapped market leadership positions as differing market and economic forces caused their returns to vary.

Of course, the timing of these changes is impossible to predict.

Global diversification can help U.S. investors reduce their portfolio’s volatility over time by mitigating losses when domestic stocks do poorly and adding to returns when foreign stocks shine. (For more insight, see Global Equities: Balancing Home Bias and Diversification, available at vanguard.com/research.)

Trailing 12-month return differential between U.S. and non-U.S. stocks

Notes: U.S. equities are represented by MSCI USA Index; international equities are represented by MSCI World Index ex USA from 1970 through 1987 and MSCI All Country World Index ex USA thereafter. Data are from December 31, 1984, through December 31, 2014.

Sources: Vanguard, Thomson Reuters Datastream, and MSCI.

6

China’s economic slowdown, its stock market delivered strong double-digit gains for both funds as its government made an aggressive effort to stabilize growth through its monetary policy.

Other emerging-market countries didn’t perform as well. Several countries posted negative returns. Brazil detracted most as softer demand for its exports and plunging commodity prices hurt its largest companies.

A relatively small proportion of both funds is invested in Canada. Here stocks of all sizes fell, including energy stocks, a main driver of the Canadian economy.

Promoting good corporate governance is one way we protect your interests

Our core purpose is “to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.” This involves more than offering smart investments, trustworthy guidance, and low fees. It also means working with the companies held by Vanguard funds to make sure that your interests remain paramount.

How do we meet that responsibility?

As one of the world’s largest investment managers, we are making our voice heard in corporate boardrooms to promote the highest standards of stewardship. Our advocacy encompasses a range of corporate governance issues, including executive compensation and succession planning, board composition and effectiveness, oversight of strategy and risk, and communication with shareholders.

We also exert our influence in a very important way when Vanguard funds cast their proxy votes at companies’ shareholder meetings.

Most of these votes occur at this time of year, making it an appropriate time to remind you that we work hard to represent your best interests. Good governance, we believe, is essential for any company seeking to maximize its long-term returns to shareholders. You can learn more about our efforts at vanguard.com/ corporategovernance.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 15, 2015

7

Your Fund’s Performance at a Glance
October 31, 2014, Through April 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	$19.40	$20.14	$0.201	$0.000
ETF Shares	49.17	51.05	0.541	0.000
Admiral Shares	30.57	31.73	0.338	0.000
Institutional Shares	96.89	100.59	1.075	0.000
Institutional Plus Shares	102.60	106.52	1.148	0.000
Vanguard FTSE All-World ex-US Small-Cap
Index Fund
Investor Shares	$38.10	$39.87	$0.531	$0.000
ETF Shares	99.89	104.51	1.474	0.000
Institutional Shares	190.87	199.72	2.836	0.000

8

FTSE All-World ex-US Index Fund

Fund Profile
As of April 30, 2015

Share-Class Characteristics
	Investor	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VFWIX	VFWAX	VFWSX	VFWPX	VEU
Expense Ratio[1]	0.29%	0.14%	0.12%	0.10%	0.14%

Portfolio Characteristics
		FTSE
		All-World
	Fund	ex US Index
Number of Stocks	2,491	2,379
Median Market Cap	$31.8B	$32.1B
Price/Earnings Ratio	19.2x	19.1x
Price/Book Ratio	1.9x	1.8x
Return on Equity	14.8%	14.8%
Earnings Growth
Rate	10.5%	10.5%
Dividend Yield	2.6%	2.7%
Turnover Rate
(Annualized)	2%	—
Short-Term
Reserves	-0.2%	—

Sector Diversification (% of equity exposure)

		FTSE
		All-World
	Fund	ex US Index
Basic Materials	7.8%	7.8%
Consumer Goods	15.7	15.8
Consumer Services	7.9	7.8
Financials	27.3	27.1
Health Care	8.2	8.2
Industrials	12.9	13.0
Oil & Gas	7.0	7.0
Technology	4.9	4.9
Telecommunications	4.9	4.9
Utilities	3.4	3.5

Volatility Measures
FTSE
All-World
ex US Index
R-Squared	0.99
Beta	1.01

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)

Nestle SA	Food Products	1.2%
Novartis AG	Pharmaceuticals	1.2
Royal Dutch Shell plc	Integrated Oil & Gas	1.0
Roche Holding AG	Pharmaceuticals	1.0
HSBC Holdings plc	Banks	1.0
Toyota Motor Corp.	Automobiles	0.9
Samsung Electronics Co. Consumer
Ltd.	Electronics	0.7
BHP Billiton	General Mining	0.7
BP plc	Integrated Oil & Gas	0.7
Unilever	Personal Products	0.6
Top Ten		9.0%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2015, the annualized expense ratios were 0.26% for Investor Shares, 0.13% for Admiral Shares, 0.11% for Institutional Shares, 0.09% for Institutional Plus Shares, and 0.13% for ETF Shares.

9

FTSE All-World ex-US Index Fund

Allocation by Region (% of equity exposure)

Market Diversification (% of equity exposure)
		FTSE
		All-World
		ex US
	Fund	Index
Europe
United Kingdom	14.5%	14.5%
France	6.5	6.5
Switzerland	6.3	6.4
Germany	6.2	6.2
Spain	2.3	2.3
Sweden	2.1	2.1
Netherlands	2.0	2.0
Italy	1.7	1.7
Denmark	1.2	1.2
Other	2.5	2.5
Subtotal	45.3%	45.4%
Pacific
Japan	16.8%	16.9%
Australia	5.1	5.1
South Korea	3.1	3.1
Hong Kong	2.7	2.8
Singapore	1.0	1.0
Other	0.1	0.1
Subtotal	28.8%	29.0%
Emerging Markets
China	5.5%	5.4%
Taiwan	2.7	2.7
India	2.1	2.0
South Africa	1.8	1.8
Brazil	1.7	1.7
Other	5.4	5.3
Subtotal	19.2%	18.9%
North America
Canada	6.2%	6.2%
Middle East	0.5%	0.5%

10

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

FTSE All-World ex-US Index Fund Investor Shares

FTSE All-World ex US Index

Note: For 2015, performance data reflect the six months ended April 30, 2015.

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended March 31, 2015

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	3/8/2007	-0.65%	4.86%	1.87%
ETF Shares	3/2/2007
Market Price		-0.36	4.98	2.28
Net Asset Value		-0.49	5.02	2.27
Admiral Shares	9/27/2011	-0.48	—	9.57
Institutional Shares	4/30/2007	-0.48	5.06	1.21
Institutional Plus Shares	12/16/2010	-0.45	—	4.14

See Financial Highlights for dividend and capital gains information.

11

FTSE All-World ex-US Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of April 30, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	2,067,705	144,733	0.6%
Westpac Banking Corp.	3,954,129	113,605	0.4%
BHP Billiton Ltd.	4,119,186	105,189	0.4%
Australia & New Zealand Banking Group Ltd.	3,538,951	94,695	0.4%
National Australia Bank Ltd.	3,037,378	87,949	0.3%
Australia—Other †		750,773	3.0%
		1,296,944	5.1%

Austria †		38,663	0.2%

Belgium
Anheuser-Busch InBev NV	1,023,202	124,573	0.5%
Belgium—Other †		104,636	0.4%
		229,209	0.9%

Brazil †		439,200	1.7%

Canada
Royal Bank of Canada	1,846,447	122,602	0.5%
Toronto-Dominion Bank	2,368,298	109,336	0.4%
* Valeant Pharmaceuticals International Inc.	396,972	86,084	0.4%
Bank of Nova Scotia	1,553,127	85,644	0.3%
Canada—Other †		1,165,130	4.6%
		1,568,796	6.2%

Chile †		64,760	0.3%

China
* Tencent Holdings Ltd.	6,865,060	141,687	0.6%
China Mobile Ltd.	6,690,204	95,558	0.4%

12

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China Construction Bank Corp.	92,617,277	89,907	0.4%
	Industrial & Commercial Bank of China Ltd.	92,507,500	80,247	0.3%
	Bank of China Ltd.	96,704,541	66,262	0.3%
	China Life Insurance Co. Ltd.	9,557,000	46,383	0.2%
	CNOOC Ltd.	20,615,536	35,154	0.2%
	PetroChina Co. Ltd.	27,088,000	34,937	0.2%
	China Petroleum & Chemical Corp.	32,717,400	30,878	0.1%
	China Overseas Land & Investment Ltd.	5,245,760	21,851	0.1%
	Agricultural Bank of China Ltd.	33,149,715	18,663	0.1%
	China Telecom Corp. Ltd.	20,856,000	15,450	0.1%
	CITIC Ltd.	7,036,000	14,075	0.1%
*	China Unicom Hong Kong Ltd.	7,414,123	13,925	0.1%
	China Shenhua Energy Co. Ltd.	4,366,500	11,340	0.1%
	China Communications Construction Co. Ltd.	5,993,000	10,900	0.1%
	China Resources Land Ltd.	2,763,369	10,026	0.1%
	PICC Property & Casualty Co. Ltd.	4,228,540	9,368	0.0%
	China CITIC Bank Corp. Ltd.	9,795,843	8,883	0.0%
	China Resources Power Holdings Co. Ltd.	2,436,400	7,350	0.0%
	China Railway Group Ltd.	4,862,000	6,823	0.0%
	China Merchants Holdings International Co. Ltd.	1,494,893	6,782	0.0%
	Sinopharm Group Co. Ltd.	1,357,600	6,448	0.0%
	Dongfeng Motor Group Co. Ltd.	3,764,000	6,253	0.0%
	Zhuzhou CSR Times Electric Co. Ltd.	637,000	5,416	0.0%
	China Longyuan Power Group Corp. Ltd.	4,250,000	5,267	0.0%
	China Resources Enterprise Ltd.	1,602,000	4,908	0.0%
	China Railway Construction Corp. Ltd.	2,427,574	4,847	0.0%
*,1	China CNR Corp. Ltd.	2,366,000	4,833	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	1,263,026	4,692	0.0%
	China Oilfield Services Ltd.	2,280,000	4,681	0.0%
^	CSR Corp. Ltd.	2,390,000	4,607	0.0%
*,1	CGN Power Co. Ltd.	7,938,000	4,442	0.0%
	Kunlun Energy Co. Ltd.	3,568,000	4,236	0.0%
	China State Construction International Holdings Ltd.	1,958,000	3,774	0.0%
1	People’s Insurance Co. Group of China Ltd.	4,849,000	3,358	0.0%
	Air China Ltd.	2,724,000	3,285	0.0%
	AviChina Industry & Technology Co. Ltd.	2,788,000	3,159	0.0%
*,^	China COSCO Holdings Co. Ltd.	3,224,800	2,965	0.0%
	China Resources Gas Group Ltd.	848,000	2,945	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	4,491,000	2,713	0.0%
*	China Cinda Asset Management Co. Ltd.	3,958,000	2,349	0.0%
^	China Coal Energy Co. Ltd.	3,527,000	2,318	0.0%
^,1	China Galaxy Securities Co. Ltd.	1,375,500	2,250	0.0%
	Huaneng Renewables Corp. Ltd.	5,084,000	2,220	0.0%
	Huadian Power International Corp. Ltd.	1,972,000	2,183	0.0%
	China Southern Airlines Co. Ltd.	2,159,000	2,122	0.0%
	Metallurgical Corp. of China Ltd.	3,590,000	2,119	0.0%
	China Power International Development Ltd.	3,175,130	2,047	0.0%
	Beijing Capital International Airport Co. Ltd.	1,852,000	1,968	0.0%
	China Communications Services Corp. Ltd.	3,258,800	1,836	0.0%
	Sinotrans Ltd.	2,340,000	1,791	0.0%
	Franshion Properties China Ltd.	4,418,000	1,785	0.0%
	Huadian Fuxin Energy Corp. Ltd.	3,160,134	1,700	0.0%
	China Resources Cement Holdings Ltd.	2,424,000	1,541	0.0%
*	China Eastern Airlines Corp. Ltd.	1,960,000	1,513	0.0%
1	Sinopec Engineering Group Co. Ltd.	1,395,093	1,506	0.0%

13

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
China Agri-Industries Holdings Ltd.	2,622,200	1,497	0.0%
Angang Steel Co. Ltd.	1,396,000	1,160	0.0%
China BlueChemical Ltd.	2,310,000	1,029	0.0%
China Machinery Engineering Corp.	629,361	835	0.0%
China Merchants Property Development Co. Ltd. Class B	263,825	776	0.0%
Harbin Electric Co. Ltd.	862,000	707	0.0%
* China Foods Ltd.	934,000	699	0.0%
* Sinofert Holdings Ltd.	2,341,153	644	0.0%
* CITIC Resources Holdings Ltd.	2,472,690	443	0.0%
1 China—Other †		477,412	1.9%
		1,375,728	5.4%

Colombia †		32,625	0.1%

Czech Republic †		10,438	0.0%

Denmark
Novo Nordisk A/S Class B	2,501,609	140,442	0.6%
Denmark—Other †		161,873	0.6%
		302,315	1.2%

Egypt †		15,941	0.1%

Finland †		146,119	0.6%

France
Sanofi	1,470,696	149,703	0.6%
^ TOTAL SA	2,607,839	141,215	0.6%
BNP Paribas SA	1,254,882	79,248	0.3%
France—Other †		1,281,137	5.0%
		1,651,303	6.5%
Germany
* Bayer AG	1,062,581	152,940	0.6%
Daimler AG	1,226,412	117,916	0.5%
BASF SE	1,185,136	117,741	0.5%
Siemens AG	1,063,401	115,679	0.4%
Allianz SE	584,579	99,504	0.4%
SAP SE	1,147,495	86,711	0.3%
1 Germany—Other †		870,739	3.4%
		1,561,230	6.1%

Greece †		10,973	0.0%

Hong Kong
AIA Group Ltd.	15,463,881	102,842	0.4%
Hang Seng Bank Ltd.	987,400	19,236	0.1%
BOC Hong Kong Holdings Ltd.	4,653,882	18,051	0.1%
China Travel International Investment Hong Kong Ltd.	3,334,000	1,485	0.0%
1 Hong Kong—Other †		556,994	2.1%
		698,608	2.7%

Hungary †		12,605	0.0%

14

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
India
Nestle India Ltd.	28,798	2,977	0.0%
1 India—Other †		523,815	2.1%
		526,792	2.1%
Indonesia †		113,834	0.4%
Ireland †		46,842	0.2%
Israel
Osem Investments Ltd.	40,567	866	0.0%
Israel—Other †		120,946	0.5%
		121,812	0.5%
Italy †		419,729	1.6%
Japan
Toyota Motor Corp.	3,403,761	236,933	0.9%
Mitsubishi UFJ Financial Group Inc.	18,166,807	129,063	0.5%
Chugai Pharmaceutical Co. Ltd.	289,600	8,807	0.0%
Japan—Other †		3,882,667	15.3%
		4,257,470	16.7%
[1]Malaysia †		207,001	0.8%
Mexico †		238,409	0.9%
Morocco †		453	0.0%
Netherlands
Unilever NV	1,998,035	87,156	0.4%
Netherlands—Other †		410,116	1.6%
		497,272	2.0%
New Zealand †		36,169	0.1%
Norway †		122,626	0.5%
Other[2]
3 Vanguard FTSE Emerging Markets ETF	1,251,023	54,882	0.2%
Peru †		13,072	0.1%
Philippines †		85,226	0.3%
Poland †		85,698	0.3%
Portugal †		27,775	0.1%

[1]Russia †		217,878	0.9%
Singapore
^ COSCO Corp. Singapore Ltd.	998,000	455	0.0%
Singapore—Other †		265,045	1.0%
		265,500	1.0%

15

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
South Africa †		457,569	1.8%

South Korea
Samsung Electronics Co. Ltd. GDR	220,376	144,520	0.6%
South Korea—Other †		643,208	2.5%
		787,728	3.1%
Spain
* Banco Santander SA	17,177,225	129,870	0.5%
Telefonica SA	5,556,524	84,573	0.3%
Banco Bilbao Vizcaya Argentaria SA	7,883,773	79,217	0.3%
Spain—Other †		299,120	1.2%
		592,780	2.3%

Sweden †		525,328	2.1%

Switzerland
Nestle SA	4,097,425	317,896	1.3%
Novartis AG	2,992,252	305,426	1.2%
Roche Holding AG	902,801	258,341	1.0%
* UBS Group AG	4,385,184	87,604	0.3%
Switzerland—Other †		643,619	2.5%
		1,612,886	6.3%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,185,381	126,731	0.5%
Taiwan—Other †		550,537	2.2%
		677,268	2.7%

Thailand †		124,585	0.5%

Turkey †		76,942	0.3%

United Arab Emirates †		43,906	0.2%

United Kingdom
HSBC Holdings plc	25,060,359	250,343	1.0%
BP plc	23,433,945	169,016	0.7%
Royal Dutch Shell plc Class A	5,005,121	157,814	0.6%
GlaxoSmithKline plc	6,247,058	144,288	0.6%
British American Tobacco plc	2,395,147	131,599	0.5%
Vodafone Group plc	34,137,210	120,274	0.5%
AstraZeneca plc	1,621,619	111,287	0.4%
Royal Dutch Shell plc Class B	3,151,955	100,913	0.4%
Diageo plc	3,237,363	89,878	0.4%
Barclays plc	21,074,712	82,455	0.3%
Lloyds Banking Group plc	69,479,242	82,283	0.3%
Prudential plc	3,280,123	81,668	0.3%
BG Group plc	4,375,512	79,257	0.3%
1 United Kingdom—Other †		2,056,206	8.1%
		3,657,281	14.4%
Total Common Stocks (Cost $21,855,376)		25,350,170	99.5%[4]
Total Other Investments (Cost $430) †		493	0.0%[4]

16

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[5,6] Vanguard Market Liquidity Fund	0.121%	810,414,000	810,414	3.2%

7U.S. Government and Agency Obligations †			8,000	0.0%
Total Temporary Cash Investments (Cost $818,415)			818,414	3.2%[4]
Total Investments (Cost $22,674,221)			26,169,077	102.7%
Other Assets and Liabilities
Other Assets			176,514	0.7%
Liabilities[5]			(864,659)	(3.4%)
			(688,145)	(2.7%)
Net Assets			25,480,932	100.0%

At April 30, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				22,850,024
Undistributed Net Investment Income				83,048
Accumulated Net Realized Losses				(952,143)
Unrealized Appreciation (Depreciation)
Investment Securities				3,494,856
Futures Contracts				(237)
Forward Currency Contracts				5,163
Foreign Currencies				221
Net Assets				25,480,932

Investor Shares—Net Assets
Applicable to 30,254,645 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				609,299
Net Asset Value Per Share—Investor Shares				$20.14

Admiral Shares—Net Assets
Applicable to 99,254,674 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				3,149,617
Net Asset Value Per Share—Admiral Shares				$31.73

Institutional Shares—Net Assets
Applicable to 50,322,558 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				5,062,088
Net Asset Value Per Share—Institutional Shares				$100.59

Institutional Plus Shares—Net Assets
Applicable to 23,940,735 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,550,191
Net Asset Value Per Share—Institutional Plus Shares				$106.52

17

FTSE All-World ex-US Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 276,389,053 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,109,737
Net Asset Value Per Share—ETF Shares	$51.05

• See Note A in Notes to Financial Statements. * Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $674,751,000.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $58,934,000, representing 0.2% of net assets.

2 “Other” represents securities that are not classified by the fund’s benchmark index.

3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

4 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock, other investments and temporary cash investment positions represent 100.0%, 0.0%, and 2.7%, respectively, of net assets.

5 Includes $735,915,000 of collateral received for securities on loan.

6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

7 Securities with a value of $7,200,000 have been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

18

FTSE All-World ex-US Index Fund

Statement of Operations

Six Months Ended
April 30, 2015
($000)
Investment Income
Income
Dividends[1,2]	310,947
Interest[2]	53
Securities Lending	7,073
Total Income	318,073
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,160
Management and Administrative—Investor Shares	575
Management and Administrative—Admiral Shares	1,095
Management and Administrative—Institutional Shares	1,315
Management and Administrative—Institutional Plus Shares	464
Management and Administrative—ETF Shares	4,765
Marketing and Distribution—Investor Shares	63
Marketing and Distribution—Admiral Shares	250
Marketing and Distribution—Institutional Shares	488
Marketing and Distribution—Institutional Plus Shares	211
Marketing and Distribution—ETF Shares	1,319
Custodian Fees	2,103
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	7
Shareholders’ Reports—Institutional Shares	9
Shareholders’ Reports—Institutional Plus Shares	2
Shareholders’ Reports—ETF Shares	112
Trustees’ Fees and Expenses	8
Total Expenses	13,952
Net Investment Income	304,121
Realized Net Gain (Loss)
Investment Securities Sold[2]	4,291
Futures Contracts	14,105
Foreign Currencies and Forward Currency Contracts	(17,857)
Realized Net Gain (Loss)	539
Change in Unrealized Appreciation (Depreciation)
Investment Securities	887,881
Futures Contracts	635
Foreign Currencies and Forward Currency Contracts	9,291
Change in Unrealized Appreciation (Depreciation)	897,807
Net Increase (Decrease) in Net Assets Resulting from Operations	1,202,467

1 Dividends are net of foreign withholding taxes of $27,000,000.

2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $262,000, $51,000, and ($240,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

19

FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	304,121	718,808
Realized Net Gain (Loss)	539	(28,844)
Change in Unrealized Appreciation (Depreciation)	897,807	(461,318)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,202,467	228,646
Distributions
Net Investment Income
Investor Shares	(5,760)	(19,217)
Admiral Shares	(30,456)	(71,461)
Institutional Shares	(51,973)	(154,344)
Institutional Plus Shares	(25,787)	(67,065)
ETF Shares	(141,922)	(399,093)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(255,898)	(711,180)
Capital Share Transactions
Investor Shares	34,505	(77,758)
Admiral Shares	474,704	699,465
Institutional Shares	157,813	117,739
Institutional Plus Shares	324,875	498,478
ETF Shares	1,150,513	1,629,962
Net Increase (Decrease) from Capital Share Transactions	2,142,410	2,867,886
Total Increase (Decrease)	3,088,979	2,385,352
Net Assets
Beginning of Period	22,391,953	20,006,601
End of Period[1]	25,480,932	22,391,953

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $83,048,000 and $42,396,000.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$19.40	$19.81	$17.03	$16.95	$18.43	$16.48
Investment Operations
Net Investment Income	. 235	. 627[1]	.482	.448	.512	.418 [2]
Net Realized and Unrealized Gain (Loss)
on Investments	.706	(.413)	2.850	.397	(1.608)	1.853
Total from Investment Operations	.941	.214	3.332	.845	(1.096)	2.271
Distributions
Dividends from Net Investment Income	(. 201)	(. 624)	(. 552)	(.765)	(. 384)	(. 321)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 201)	(. 624)	(. 552)	(.765)	(. 384)	(. 321)
Net Asset Value, End of Period	$20.14	$19.40	$19.81	$17.03	$16.95	$18.43

Total Return[3]	4.92%	1.05%	19.97%	5.30%	-6.11%	13.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$609	$552	$637	$543	$1,330	$1,458
Ratio of Total Expenses to
Average Net Assets	0.26%	0.29%	0.30%	0.30%	0.35%	0.35%
Ratio of Net Investment Income to
Average Net Assets	2.53%	3.18%[1]	2.69%	3.13%	2.87%	2.45%
Portfolio Turnover Rate [4]	2%	4%	8%	6%	6%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Net investment income per share and the ratio of net investment income to average net assets include $.088 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

2 Calculated based on average shares outstanding.

3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Financial Highlights

Admiral Shares
	Six Months				Sept. 27,
	Ended				2011[1] to
		Year Ended October 31,
	April 30,				Oct. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$30.57	$31.21	$26.86	$26.86	$25.00
Investment Operations
Net Investment Income	. 392	1.037 [2]	.805	.818	.082
Net Realized and Unrealized Gain (Loss)
on Investments	1.106	(.644)	4.487	.543	1.778
Total from Investment Operations	1.498	.393	5.292	1.361	1.860
Distributions
Dividends from Net Investment Income	(.338)	(1.033)	(.942)	(1.361)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.338)	(1.033)	(.942)	(1.361)	—
Net Asset Value, End of Period	$31.73	$30.57	$31.21	$26.86	$26.86

Total Return[3]	4.98%	1.23%	20.14%	5.46%	7.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,150	$2,551	$1,909	$1,235	$152
Ratio of Total Expenses to Average Net Assets	0.13%	0.14%	0.15%	0.15%	0.18%[4]
Ratio of Net Investment Income to
Average Net Assets	2.66%	3.33%[2]	2.84%	3.28%	3.04%[4]
Portfolio Turnover Rate [5]	2%	4%	8%	6%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1	Inception.
2	Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$96.89	$98.93	$85.14	$85.10	$92.50	$82.71
Investment Operations
Net Investment Income	1.251	3.299[1]	2.577	2.628	2.785	2.226 [2]
Net Realized and Unrealized Gain (Loss)
on Investments	3.524	(2.049)	14.215	1.735	(8.113)	9.322
Total from Investment Operations	4.775	1.250	16.792	4.363	(5.328)	11.548
Distributions
Dividends from Net Investment Income	(1.075)	(3.290)	(3.002)	(4.323)	(2.072)	(1.758)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.075)	(3.290)	(3.002)	(4.323)	(2.072)	(1.758)
Net Asset Value, End of Period	$100.59	$96.89	$98.93	$85.14	$85.10	$92.50

Total Return[3]	5.01%	1.23%	20.16%	5.51%	-5.94%	14.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,062	$4,713	$4,687	$3,684	$3,975	$4,146
Ratio of Total Expenses to
Average Net Assets	0.11%	0.12%	0.12%	0.12%	0.13%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.68%	3.35%[1]	2.87%	3.31%	3.09%	2.65%
Portfolio Turnover Rate [4]	2%	4%	8%	6%	6%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Net investment income per share and the ratio of net investment income to average net assets include $.441 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

2 Calculated based on average shares outstanding.

3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months				Dec. 16,
	Ended				2010[1] to
		Year Ended October 31,
	April 30,				Oct. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$102.60	$104.76	$90.17	$90.15	$99.48
Investment Operations
Net Investment Income	1.335	3.517[2]	2.749	2.809	2.794
Net Realized and Unrealized Gain (Loss)
on Investments	3.733	(2.169)	15.050	1.829	(9.947)
Total from Investment Operations	5.068	1.348	17.799	4.638	(7.153)
Distributions
Dividends from Net Investment Income	(1.148)	(3.508)	(3.209)	(4.618)	(2.177)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.148)	(3.508)	(3.209)	(4.618)	(2.177)
Net Asset Value, End of Period	$106.52	$102.60	$104.76	$90.17	$90.15

Total Return[3]	5.02%	1.25%	20.18%	5.54%	-7.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,550	$2,122	$1,671	$1,274	$566
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.10%	0.10%	0.10%[4]
Ratio of Net Investment Income to
Average Net Assets	2.70%	3.37%[2]	2.89%	3.33%	3.12%[4]
Portfolio Turnover Rate [5]	2%	4%	8%	6%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1	Inception.
2	Net investment income per share and the ratio of net investment income to average net assets include $.467 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$49.17	$50.20	$43.21	$43.17	$46.92	$41.95
Investment Operations
Net Investment Income	. 629	1.665[1]	1.295	1.324	1.390	1.118[2]
Net Realized and Unrealized Gain (Loss)
on Investments	1.792	(1.036)	7.204	.884	(4.121)	4.715
Total from Investment Operations	2.421	.629	8.499	2.208	(2.731)	5.833
Distributions
Dividends from Net Investment Income	(.541)	(1.659)	(1.509)	(2.168)	(1.019)	(.863)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.541)	(1.659)	(1.509)	(2.168)	(1.019)	(.863)
Net Asset Value, End of Period	$51.05	$49.17	$50.20	$43.21	$43.17	$46.92

Total Return	5.00%	1.21%	20.12%	5.51%	-5.99%	14.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,110	$12,453	$11,102	$7,400	$6,301	$6,272
Ratio of Total Expenses to
Average Net Assets	0.13%	0.14%	0.15%	0.15%	0.18%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.66%	3.33%[1]	2.84%	3.28%	3.04%	2.58%
Portfolio Turnover Rate [3]	2%	4%	8%	6%	6%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Net investment income per share and the ratio of net investment income to average net assets include $.224 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

2 Calculated based on average shares outstanding.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

26

FTSE All-World ex-US Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and for the period ended April 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

27

FTSE All-World ex-US Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

28

FTSE All-World ex-US Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At April 30, 2015, the fund had contributed capital of $2,123,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.85% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	2,302,029	54,833	—
Common Stocks—Other	459,880	22,505,840	27,588
Other Investments	—	493	—
Temporary Cash Investments	810,414	8,000	—
Futures Contracts—Assets[1]	90	—	—
Futures Contracts—Liabilities[1]	(896)	—	—
Forward Currency Contracts—Assets	—	6,278	—
Forward Currency Contracts—Liabilities	—	(1,115)	—
Total	3,571,517	22,574,329	27,588
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2015, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	90	6,278	6,368
Liabilities	(896)	(1,115)	(2,011)

29

FTSE All-World ex-US Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2015, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	14,105	—	14,105
Forward Currency Contracts	—	(10,313)	(10,313)
Realized Net Gain (Loss) on Derivatives	14,105	(10,313)	3,792

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	635	—	635
Forward Currency Contracts	—	7,052	7,052
Change in Unrealized Appreciation (Depreciation) on Derivatives	635	7,052	7,687

At April 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
FTSE 100 Index	June 2015	366	38,972	371
Dow Jones EURO STOXX 50	June 2015	959	38,342	(799)
Topix Index	June 2015	225	29,867	481
S&P ASX 200 Index	June 2015	122	13,850	(290)
				(237)

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

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FTSE All-World ex-US Index Fund

At April 30, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
				Contract Amount (000)
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	6/24/15	EUR	36,945	USD	39,267	2,248
BNP Paribas	6/24/15	GBP	23,268	USD	34,353	1,349
Bank of America NA	6/16/15	JPY	3,194,660	USD	26,359	411
Bank of America NA	6/23/15	AUD	20,659	USD	15,667	631
Citibank, N.A.	6/24/15	GBP	9,532	USD	14,067	560
Deutsche Bank AG	6/24/15	EUR	9,195	USD	9,817	515
BNP Paribas	6/16/15	JPY	928,100	USD	7,686	92
BNP Paribas	6/16/15	JPY	887,040	USD	7,438	(5)
Citibank, N.A.	6/24/15	EUR	6,327	USD	6,717	393
Citibank, N.A.	6/16/15	JPY	217,000	USD	1,791	28
Deutsche Bank AG	6/23/15	AUD	1,750	USD	1,329	51
Bank of America NA	6/24/15	USD	19,405	EUR	17,739	(528)
Deutsche Bank AG	6/16/15	USD	14,715	JPY	1,774,160	(152)
Bank of America NA	6/24/15	USD	12,138	GBP	8,141	(354)
BNP Paribas	6/23/15	USD	3,641	AUD	4,712	(76)
						5,163
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At April 30, 2015, the counterparty had deposited in segregated accounts securities with a value of $4,336,000 in connection with amounts due to the fund for open forward currency contracts. After April 30, 2015, the counterparty posted additional collateral of $1,095,000 in connection with open forward currency contracts as of April 30, 2015.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

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FTSE All-World ex-US Index Fund

During the six months ended April 30, 2015, the fund realized net foreign currency losses of $7,544,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

During the six months ended April 30, 2015, the fund realized $66,653,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2014, the fund had available capital losses totaling $868,376,000 to offset future net capital gains. Of this amount, $281,206,000 is subject to expiration dates; $1,431,000 may be used to offset future net capital gains through October 31, 2015, $29,919,000 through October 31, 2016, $138,066,000 through October 31, 2017, $32,560,000 through October 31, 2018, and $79,230,000 through October 31, 2019. Capital losses of $587,170,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2015, the cost of investment securities for tax purposes was $22,730,518,000. Net unrealized appreciation of investment securities for tax purposes was $3,438,559,000, consisting of unrealized gains of $5,289,265,000 on securities that had risen in value since their purchase and $1,850,706,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2015, the fund purchased $2,539,211,000 of investment securities and sold $395,758,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,141,129,000 and $144,977,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

32

FTSE All-World ex-US Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		April 30, 2015	October 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	112,867	5,906	234,361	11,821
Issued in Lieu of Cash Distributions	5,593	296	18,693	943
Redeemed	(83,955)	(4,420)	(330,812)	(16,475)
Net Increase (Decrease)—Investor Shares	34,505	1,782	(77,758)	(3,711)
Admiral Shares
Issued	695,580	23,206	1,011,547	32,236
Issued in Lieu of Cash Distributions	25,257	849	58,193	1,862
Redeemed	(246,133)	(8,260)	(370,275)	(11,817)
Net Increase (Decrease)—Admiral Shares	474,704	15,795	699,465	22,281
Institutional Shares
Issued	566,688	5,974	1,108,144	11,167
Issued in Lieu of Cash Distributions	47,924	508	140,367	1,417
Redeemed	(456,799)	(4,801)	(1,130,772)	(11,322)
Net Increase (Decrease)—Institutional Shares	157,813	1,681	117,739	1,262
Institutional Plus Shares
Issued	411,493	4,104	692,692	6,583
Issued in Lieu of Cash Distributions	24,670	247	65,258	622
Redeemed	(111,288)	(1,097)	(259,472)	(2,467)
Net Increase (Decrease)—Institutional Plus Shares	324,875	3,254	498,478	4,738
ETF Shares
Issued	1,295,624	26,128	1,717,407	33,926
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(145,111)	(3,000)	(87,445)	(1,800)
Net Increase (Decrease)—ETF Shares	1,150,513	23,128	1,629,962	32,126

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2015, that would require recognition or disclosure in these financial statements.

33

FTSE All-World ex-US Small-Cap Index Fund

Fund Profile
As of April 30, 2015

Share-Class Characteristics

Investor		Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VFSVX	VFSNX	VSS
Expense Ratio[1]	0.37%	0.18%	0.19%

Portfolio Characteristics
			FTSE Global
			Small Cap
		Fund	ex US Index
Number of Stocks		3,372	3,250
Median Market Cap		$1.6B	$1.6B
Price/Earnings Ratio		21.7x	21.6x
Price/Book Ratio		1.7x	1.7x
Return on Equity		11.2%	11.2%
Earnings Growth
Rate		13.5%	13.4%
Dividend Yield		2.3%	2.3%
Turnover Rate
(Annualized)		7%	—
Short-Term Reserves		0.2%	—

Sector Diversification (% of equity exposure)

		FTSE Global
		Small Cap
	Fund	ex US Index
Basic Materials	7.9%	7.8%
Consumer Goods	10.8	10.8
Consumer Services	12.8	12.8
Financials	21.7	21.7
Health Care	5.9	5.9
Industrials	23.7	23.7
Oil & Gas	6.1	6.1
Technology	7.5	7.5
Telecommunications	1.3	1.4
Utilities	2.3	2.3

Volatility Measures
FTSE Global
Small Cap
ex US Index
R-Squared	0.99
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)

Deutsche Annington	Real Estate Holding
Immobilien SE	& Development
	REITs	0.5%
Gildan Activewear Inc.	Clothing &
	Accessories	0.3
Dollarama Inc.	Specialty Retailers	0.3
Constellation Software
Inc.	Software	0.3
Open Text Corp.	Software	0.3
Keyera Corp.	Exploration &
	Production	0.3
Methanex Corp.	Specialty Chemicals	0.3
Onex Corp.	Diversified Industrials	0.2
H&R REIT	Industrial & Office
	REITs	0.2
Elisa OYJ	Fixed Line
	Telecommunications	0.2
Top Ten		2.9%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2015, the annualized expense ratios were 0.33% for Investor Shares, 0.15% for Institutional Shares, and 0.17% for ETF Shares.

34

FTSE All-World ex-US Small-Cap Index Fund

Market Diversification (% of equity exposure)

		FTSE
		Global
		Small Cap
		ex US
	Fund	Index
Europe
United Kingdom	15.0%	15.0%
Germany	4.2	4.2
Italy	2.9	2.9
France	2.7	2.7
Sweden	2.7	2.8
Switzerland	2.6	2.7
Spain	1.8	1.8
Netherlands	1.6	1.6
Finland	1.4	1.4
Denmark	1.2	1.2
Belgium	1.2	1.2
Norway	1.0	1.0
Other	2.0	2.0
Subtotal	40.3%	40.5%
Pacific
Japan	14.5%	14.5%
South Korea	4.4	4.4
Australia	4.0	4.0
Hong Kong	2.3	2.3
Singapore	1.7	1.6
Other	0.5	0.5
Subtotal	27.4%	27.3%
Emerging Markets
Taiwan	6.6%	6.6%
China	3.4	3.3
India	2.3	2.3
Malaysia	1.0	1.0
Thailand	1.0	1.0
Brazil	1.0	1.0
Other	3.5	3.7
Subtotal	18.8%	18.9%
North America
Canada	13.1%	12.9%
Middle East	0.4%	0.4%

35

FTSE All-World ex-US Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): April 2, 2009, Through April 30, 2015

FTSE All-World ex-US Small-Cap Index Fund Investor Shares

FTSE Global Small Cap ex US Index

Note: For 2015, performance data reflect the six months ended April 30, 2015.

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended March 31, 2015

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	4/2/2009	-5.72%	5.88%	14.01%
ETF Shares	4/2/2009
Market Price		-4.78	6.10	14.34
Net Asset Value		-5.54	6.10	14.24
Institutional Shares	4/2/2009	-5.52	6.12	14.27

See Financial Highlights for dividend and capital gains information.

36

FTSE All-World ex-US Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of April 30, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia †		120,991	4.0%

Austria †		19,467	0.6%

Belgium †		35,222	1.1%

Brazil †		29,675	1.0%

Canada
Gildan Activewear Inc.	335,976	10,649	0.3%
Dollarama Inc.	156,213	8,970	0.3%
Constellation Software Inc.	22,209	8,707	0.3%
Open Text Corp.	168,718	8,525	0.3%
Keyera Corp.	231,506	8,149	0.3%
Methanex Corp.	127,258	7,659	0.2%
Onex Corp.	121,650	7,325	0.2%
^ H&R REIT	378,767	7,268	0.2%
^ Vermilion Energy Inc.	130,864	6,300	0.2%
^ AltaGas Ltd.	183,445	6,234	0.2%
^ Veresen Inc.	390,421	5,870	0.2%
^ PrairieSky Royalty Ltd.	206,703	5,676	0.2%
^ Baytex Energy Corp.	284,644	5,561	0.2%
^ Peyto Exploration & Development Corp.	184,006	5,349	0.2%
CCL Industries Inc. Class B	45,193	5,196	0.2%
Empire Co. Ltd.	71,083	5,136	0.2%
Industrial Alliance Insurance & Financial Services Inc.	139,429	5,074	0.2%
* Element Financial Corp.	349,799	5,016	0.1%
Canada—Other †		277,437	9.1%
		400,102	13.1%

Chile †		10,883	0.4%

37

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
[1]China †		104,436	3.4%

Colombia †		3,097	0.1%

Czech Republic †		297	0.0%

Denmark
* Genmab A/S	71,689	5,520	0.2%
GN Store Nord A/S	222,247	4,798	0.1%
Denmark—Other †		26,559	0.9%
		36,877	1.2%

Egypt †		4,102	0.1%

Finland
Elisa Oyj	214,437	6,569	0.2%
Finland—Other †		35,948	1.2%
		42,517	1.4%
France
Teleperformance	78,240	5,873	0.2%
1 France—Other †		77,094	2.5%
		82,967	2.7%
Germany
Deutsche Annington Immobilien SE	477,522	16,028	0.5%
LEG Immobilien AG	78,350	6,079	0.2%
Freenet AG	148,811	4,820	0.2%
Germany—Other †		100,972	3.3%
		127,899	4.2%

Greece †		11,174	0.4%

Hong Kong †		69,135	2.3%

India †		71,298	2.3%

Indonesia †		23,014	0.7%

Ireland †		18,143	0.6%

Israel †		10,953	0.4%

Italy
* Banca Popolare di Milano Scarl	6,050,830	6,235	0.2%
* Banca Popolare dell’Emilia Romagna SC	661,925	5,445	0.2%
1 Italy—Other †		77,809	2.5%
		89,489	2.9%

Japan †		441,376	14.4%

Malaysia †		31,499	1.0%

Mexico †		16,511	0.5%

38

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Netherlands
Delta Lloyd NV	297,976	5,635	0.2%
Netherlands—Other †		43,314	1.4%
		48,949	1.6%

New Zealand †		16,151	0.5%

[1]Norway †		30,290	1.0%

Philippines †		16,523	0.5%

Poland †		7,855	0.3%

Portugal †		11,169	0.4%

Russia †		1,844	0.1%

[1]Singapore †		51,795	1.7%

South Africa †		12,876	0.4%

South Korea †		133,221	4.4%

Spain
Bolsas y Mercados Espanoles SHMSF SA	106,856	4,780	0.2%
Spain—Other †		50,313	1.6%
		55,093	1.8%

Sweden †		82,731	2.7%

Switzerland †		80,156	2.6%

Taiwan †		201,081	6.6%

Thailand †		30,783	1.0%

Turkey †		8,474	0.3%

United Arab Emirates †		1,740	0.1%

United Kingdom
Man Group plc	2,191,614	6,462	0.2%
Rightmove plc	129,279	6,258	0.2%
Henderson Group plc	1,448,663	6,182	0.2%
Howden Joinery Group plc	859,986	6,122	0.2%
Great Portland Estates plc	479,996	5,859	0.2%
* BTG plc	529,334	5,841	0.2%
Halma plc	521,165	5,676	0.2%
IG Group Holdings plc	503,073	5,672	0.2%
Spectris plc	164,714	5,414	0.2%
Spirax-Sarco Engineering plc	103,798	5,373	0.2%
UBM plc	613,716	5,298	0.2%
Essentra plc	360,207	5,288	0.2%
* AA plc	812,192	5,191	0.2%

39

FTSE All-World ex-US Small-Cap Index Fund

Market	Percentage
Value•	of Net
Shares	($000)	Assets
Catlin Group Ltd.	475,528	5,172	0.2%
Bellway plc	168,980	5,137	0.2%
Booker Group plc	2,270,471	5,027	0.2%
Shaftesbury plc	378,617	4,869	0.1%
*	Hiscox Ltd.	384,315	4,842	0.1%
Amlin plc	688,524	4,825	0.1%
Close Brothers Group plc	205,990	4,815	0.1%
1	United Kingdom—Other †	348,184	11.4%
457,507	15.0%
Total Common Stocks (Cost $2,846,270)	3,049,362	99.8%[2]

Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.121%	264,791,802	264,792	8.6%

5U.S. Government and Agency Obligations †	2,200	0.1%
Total Temporary Cash Investments (Cost $266,992)	266,992	8.7%[2]
Total Investments (Cost $3,113,262)	3,316,354	108.5%
Other Assets and Liabilities
Other Assets	28,612	0.9%
Liabilities[4]	(287,452)	(9.4%)
(258,840)	(8.5%)
Net Assets	3,057,514	100.0%

At April 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	2,902,022
Overdistributed Net Investment Income	912
Accumulated Net Realized Losses	(48,613)
Unrealized Appreciation (Depreciation)
Investment Securities	203,092
Futures Contracts	(59)
Foreign Currencies	160
Net Assets	3,057,514

Investor Shares—Net Assets
Applicable to 11,462,364 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	456,983
Net Asset Value Per Share—Investor Shares	$39.87

Institutional Shares—Net Assets
Applicable to 407,825 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	81,450
Net Asset Value Per Share—Institutional Shares	$199.72

40

FTSE All-World ex-US Small-Cap Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 24,102,719 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,519,081
Net Asset Value Per Share—ETF Shares	$104.51

  See Note A in Notes to Financial Statements.
  Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $243,444,000.
  Non-income-producing security.
  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
  Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $16,792,000, representing 0.5% of net assets.
  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 8.6%, respectively, of net assets.
  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
  Includes $258,416,000 of collateral received for securities on loan.
  Securities with a value of $500,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.
  See accompanying Notes, which are an integral part of the Financial Statements.

41

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

Six Months Ended
April 30, 2015
($000)
Investment Income
Income
Dividends[1]	28,374
Interest[2]	15
Securities Lending	2,173
Total Income	30,562
Expenses
The Vanguard Group—Note B
Investment Advisory Services	296
Management and Administrative—Investor Shares	537
Management and Administrative—Institutional Shares	26
Management and Administrative—ETF Shares	1,042
Marketing and Distribution—Investor Shares	34
Marketing and Distribution—Institutional Shares	7
Marketing and Distribution—ETF Shares	238
Custodian Fees	263
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	50
Trustees’ Fees and Expenses	1
Total Expenses	2,496
Net Investment Income	28,066
Realized Net Gain (Loss)
Investment Securities Sold	20,958
Futures Contracts	1,327
Foreign Currencies	(1,451)
Realized Net Gain (Loss)	20,834
Change in Unrealized Appreciation (Depreciation)
Investment Securities	124,669
Futures Contracts	(59)
Foreign Currencies	327
Change in Unrealized Appreciation (Depreciation)	124,937
Net Increase (Decrease) in Net Assets Resulting from Operations	173,837
1 Dividends are net of foreign withholding taxes of $2,478,000.
2 Interest income from an affiliated company of the fund was $14,000.

See accompanying Notes, which are an integral part of the Financial Statements.

42

FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	28,066	55,436
Realized Net Gain (Loss)	20,834	142,226
Change in Unrealized Appreciation (Depreciation)	124,937	(219,553)
Net Increase (Decrease) in Net Assets Resulting from Operations	173,837	(21,891)
Distributions
Net Investment Income
Investor Shares	(5,534)	(8,501)
Institutional Shares	(863)	(985)
ETF Shares	(31,043)	(48,170)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(37,440)	(57,656)
Capital Share Transactions
Investor Shares	54,338	74,677
Institutional Shares	20,851	40,284
ETF Shares	459,699	291,883
Net Increase (Decrease) from Capital Share Transactions	534,888	406,844
Total Increase (Decrease)	671,285	327,297
Net Assets
Beginning of Period	2,386,229	2,058,932
End of Period[1]	3,057,514	2,386,229

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $912,000 and $9,924,000.

See accompanying Notes, which are an integral part of the Financial Statements.

43

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$38.10	$38.99	$33.21	$32.89	$36.34	$29.83
Investment Operations
Net Investment Income	.381	.909	.946	.798	.854	.603[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	1.920	(.834)	5.947	.649	(3.231)	6.430
Total from Investment Operations	2.301	.075	6.893	1.447	(2.377)	7.033
Distributions
Dividends from Net Investment Income	(.531)	(.965)	(1.113)	(1.127)	(.782)	(.314)
Distributions from Realized Capital Gains —		—	—	—	(.291)	(.209)
Total Distributions	(.531)	(.965)	(1.113)	(1.127)	(1.073)	(.523)
Net Asset Value, End of Period	$39.87	$38.10	$38.99	$33.21	$32.89	$36.34

Total Return [3]	6.18%	0.15%	21.25%	4.77%	-6.85%	23.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$457	$382	$318	$232	$204	$170
Ratio of Total Expenses to
Average Net Assets	0.33%	0.37%	0.40%	0.45%	0.50%	0.55%
Ratio of Net Investment Income to
Average Net Assets	2.06%	2.25%	2.58%	2.54%	2.35%	1.89%
Portfolio Turnover Rate[4]	7%	13%	19%	18%	37%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Includes increases from purchase and redemption fees of $.00, $.01, $.01, $.03, $.06, and $.05. Effective July 25, 2014, fees were eliminated.

3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$190.87	$195.32	$166.39	$165.23	$182.36	$149.40
Investment Operations
Net Investment Income	2.077	4.933	5.100	4.244	4.892	3.284[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	9.609	(4.161)	29.812	3.315	(16.420)	32.377
Total from Investment Operations	11.686	.772	34.912	7.559	(11.528)	35.661
Distributions
Dividends from Net Investment Income	(2.836)	(5.222)	(5.982)	(6.399)	(4.143)	(1.655)
Distributions from Realized Capital Gains —		—	—	—	(1.459)	(1.046)
Total Distributions	(2.836)	(5.222)	(5.982)	(6.399)	(5.602)	(2.701)
Net Asset Value, End of Period	$199.72	$190.87	$195.32	$166.39	$165.23	$182.36

Total Return [3]	6.27%	0.34%	21.51%	5.00%	-6.64%	24.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$81	$57	$18	$15	$35	$9
Ratio of Total Expenses to
Average Net Assets	0.15%	0.18%	0.19%	0.24%	0.25%	0.30%
Ratio of Net Investment Income to
Average Net Assets	2.24%	2.44%	2.79%	2.75%	2.60%	2.14%
Portfolio Turnover Rate[4]	7%	13%	19%	18%	37%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Includes increases from purchase and redemption fees of $.00, $.06, $.07, $.20, $.18, and $.32. Effective July 25, 2014, fees were eliminated.

3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$99.89	$102.21	$87.11	$86.38	$95.38	$78.21
Investment Operations
Net Investment Income	1.077	2.570	2.664	2.252	2.450	1.750[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	5.017	(2.169)	15.595	1.707	(8.505)	16.884
Total from Investment Operations	6.094	.401	18.259	3.959	(6.055)	18.634
Distributions
Dividends from Net Investment Income	(1.474)	(2.721)	(3.159)	(3.229)	(2.182)	(.917)
Distributions from Realized Capital Gains —		—	—	—	(.763)	(.547)
Total Distributions	(1.474)	(2.721)	(3.159)	(3.229)	(2.945)	(1.464)
Net Asset Value, End of Period	$104.51	$99.89	$102.21	$87.11	$86.38	$95.38

Total Return	6.24%	0.34%	21.50%	4.99%	-6.67%	24.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,519	$1,947	$1,723	$1,040	$906	$626
Ratio of Total Expenses to
Average Net Assets	0.17%	0.19%	0.20%	0.25%	0.28%	0.33%
Ratio of Net Investment Income to
Average Net Assets	2.22%	2.43%	2.78%	2.74%	2.57%	2.11%
Portfolio Turnover Rate[3]	7%	13%	19%	18%	37%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Includes increases from purchase and redemption fees of $.00, $.04, $.03, $.07, $.13, and $.14. Effective July 25, 2014, fees were eliminated.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk

47

FTSE All-World ex-US Small-Cap Index Fund

involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and for the period ended April 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

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FTSE All-World ex-US Small-Cap Index Fund

The fund had no borrowings outstanding at April 30, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At April 30, 2015, the fund had contributed capital of $244,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	448,237	11,954	77
Common Stocks—Other	—	2,574,415	14,679
Temporary Cash Investments	264,792	2,200	—
Futures Contracts—Liabilities[1]	(70)	—	—
Total	712,959	2,588,569	14,756
1 Represents variation margin on the last day of the reporting period.

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FTSE All-World ex-US Small-Cap Index Fund

D. At April 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Emerging Markets Index	June 2015	40	2,077	7
E-mini Russell 2000 Index	June 2015	15	1,825	(66)
				(59)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes, such differences are primarily attributed to the tax treatment of unrealized appreciation on passive foreign investment companies. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2015, the fund realized net foreign currency losses of $1,451,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to overdistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. During the six months ended April 30, 2015, the fund realized gains on the sale of passive foreign investment companies of $1,813,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies had unrealized appreciation of $15,953,000 at April 30, 2015.

During the six months ended April 30, 2015, the fund realized $40,795,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2014, the fund had available capital losses totaling $28,101,000 to offset future net capital gains. Of this amount, $8,715,000 is subject to expiration on October 31, 2019. Capital losses of $19,386,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used

50

FTSE All-World ex-US Small-Cap Index Fund

before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2015, the cost of investment securities for tax purposes was $3,129,215,000. Net unrealized appreciation of investment securities for tax purposes was $187,139,000, consisting of unrealized gains of $500,284,000 on securities that had risen in value since their purchase and $313,145,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2015, the fund purchased $720,998,000 of investment securities and sold $198,085,000 of investment securities, other than temporary cash investments. Purchases and sales include $350,759,000 and $106,517,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		April 30, 2015	October 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	92,606	2,466	124,654	3,118
Issued in Lieu of Cash Distributions	4,859	134	7,547	193
Redeemed [2]	(43,127)	(1,159)	(57,524)	(1,445)
Net Increase (Decrease)—Investor Shares	54,338	1,441	74,677	1,866
Institutional Shares
Issued[1]	30,375	161	39,711	204
Issued in Lieu of Cash Distributions	861	5	985	5
Redeemed [2]	(10,385)	(57)	(412)	(2)
Net Increase (Decrease)—Institutional Shares	20,851	109	40,284	207
ETF Shares
Issued[1]	568,651	5,708	664,533	6,238
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [2]	(108,952)	(1,100)	(372,650)	(3,600)
Net Increase (Decrease)—ETF Shares	459,699	4,608	291,883	2,638

1 Includes purchase fees for fiscal 2014 of $751,000 (fund totals). Effective July 25, 2014, the purchase fee was eliminated.

2 Net of redemption fees for fiscal 2014 of $114,000 (fund totals). Effective July 25, 2014, the redemption fee was eliminated.

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2015, that would require recognition or disclosure in these financial statements.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

52

Six Months Ended April 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2014	4/30/2015	Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,049.23	$1.32
ETF Shares	1,000.00	1,049.98	0.66
Admiral Shares	1,000.00	1,049.77	0.66
Institutional Shares	1,000.00	1,050.06	0.56
Institutional Plus Shares	1,000.00	1,050.18	0.46
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,061.80	$1.69
ETF Shares	1,000.00	1,062.44	0.87
Institutional Shares	1,000.00	1,062.70	0.77
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
ETF Shares	1,000.00	1,024.15	0.65
Admiral Shares	1,000.00	1,024.15	0.65
Institutional Shares	1,000.00	1,024.25	0.55
Institutional Plus Shares	1,000.00	1,024.35	0.45
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.16	$1.66
ETF Shares	1,000.00	1,023.95	0.85
Institutional Shares	1,000.00	1,024.05	0.75

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.26% for Investor Shares, 0.13% for ETF Shares, 0.13% for Admiral Shares, 0.11% for Institutional Shares, and 0.09% for Institutional Plus Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.33% for Investor Shares, 0.17% for ETF Shares, and 0.15% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

53

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard FTSE All-World ex-US and FTSE All-World ex-US Small-Cap Index Funds has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the FTSE All-World ex-US Index Fund since its inception in 2007 and to the FTSE All-World ex-US Small-Cap Index Fund since its inception in 2009, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered each fund’s performance since its inception, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements after a one-year period.

54

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

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Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, Amerigroup Corporation (managed health care), the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International PLC (diversified manufacturing and services), Hewlett-Packard Co. (electronic computer manufacturing), and Delphi Automotive PLC (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels), the University Medical Center at Princeton, the Robert Wood Johnson Foundation, and the Center for Talent Innovation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Investment Advisory Committee of Major League Baseball.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Trustee of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center and of the Advisory Board of the Parthenon Group (strategy consulting).

Executive Officers

Glenn Booraem

Born 1967. Controller Since July 2010. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Mortimer J. Buckley Kathleen C. Gubanich Paul A. Heller Martha G. King John T. Marcante	Chris D. McIsaac Michael S. Miller James M. Norris Glenn W. Reed

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
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© 2015 The Vanguard Group, Inc.
All rights reserved.
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Q7702 062015

Semiannual Report | April 30, 2015

Vanguard Global ex-U.S. Real Estate Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	33
Trustees Approve Advisory Arrangement.	35
Glossary.	36

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended April 30, 2015
Total
Returns
Vanguard Global ex-U.S. Real Estate Index Fund
Investor Shares	7.24%
ETF Shares
Market Price	6.59
Net Asset Value	7.29
Admiral™ Shares	7.27
Institutional Shares	7.33
S&P Global ex-U.S. Property Index	8.05
International Real Estate Funds Average	5.96
International Real Estate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2014, Through April 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Global ex-U.S. Real Estate Index Fund
Investor Shares	$22.63	$23.67	$0.539	$0.000
ETF Shares	56.54	59.15	1.376	0.000
Admiral Shares	34.27	35.84	0.832	0.000
Institutional Shares	114.14	119.41	2.790	0.000

1

Chairman’s Letter

Dear Shareholder,

International stocks delivered a solid advance for the six months ended April 30, 2015, outpacing their U.S. counterparts. Aggressive monetary easing in Asia and Europe gave equities a boost and helped offset investor concerns about worryingly low inflation and the downshift in economic activity in China.

Against this backdrop, Investor Shares of Vanguard Global ex-U.S. Real Estate Index Fund returned 7.24% for the period. The result diverged from the 8.05% return of the benchmark, the Standard & Poor’s Global ex-U.S. Property Index, in part because of fair-value pricing adjustments. These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. (See the box on page 5 for more on fair value pricing.)

The fund’s result exceeded the 5.96% average return of international real estate funds. Although holdings in both developed and emerging markets contributed to the fund’s return, real estate stocks of developed countries in the Pacific region contributed most.

U.S. stocks closed higher despite fluctuating returns
U.S. stocks returned almost 5% for the six months, despite stretches of shakiness. In two of those months, stocks declined. In two others, they were virtually unchanged

2

or gained less than 1%. February’s surge of almost 6%, the largest monthly gain since October 2011, lifted overall returns for the period.

The Federal Reserve’s careful approach to potentially raising short-term interest rates helped stocks along, as did monetary stimulus efforts by other nations’ central banks. These factors offset concerns that included Greece’s debt crisis and the negative effect of the strong U.S. dollar on the profits of U.S.-based multinational companies.

For U.S. investors, international stocks returned about 6%. Results were restrained by the dollar’s strength against many foreign currencies. Returns for the developed markets of the Pacific region, led by Japan, exceeded those of Europe and emerging markets. (You can read about Vanguard’s assessment of Japan’s economy in Japan: The Long Road Back to Inflation, available at vanguard.com/ research. This is part of the Global Macro Matters series produced by our economists.)

Stimulus policies and demand have driven up bond prices

Like equities, bonds have benefited from accommodative monetary policies from the world’s central banks. Investor demand for the perceived safety of fixed income assets has also boosted bond returns.

The broad U.S. taxable bond market returned 2.06% for the period, and the yield of the 10-year U.S. Treasury note

Market Barometer

			Total Returns
		Periods Ended April 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	4.75%	13.00%	14.47%
Russell 2000 Index (Small-caps)	4.65	9.71	12.73
Russell 3000 Index (Broad U.S. market)	4.74	12.74	14.33
FTSE All-World ex US Index (International)	6.00	3.53	6.40

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.06%	4.46%	4.12%
Barclays Municipal Bond Index (Broad tax-exempt market)	1.17	4.80	4.75
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.03	0.05

CPI
Consumer Price Index	-0.35%	-0.20%	1.65%

3

ended April at 2.04%, down from 2.31% six months earlier. (Bond prices and yields move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –4.83% as foreign currencies’ weakness relative to the dollar affected results. For international bonds hedged to eliminate the effect of changes in currency exchange rates, returns were positive.

Returns of money market funds and savings accounts remained checked by the Fed’s target of 0%–0.25% for short-term interest rates.

International real estate stocks outperformed the broader market Vanguard Global ex-U.S. Real Estate Index Fund invests in real estate stocks of both developed and emerging markets outside the United States. The fund seeks to track the Standard & Poor’s Global ex-U.S. Property Index, which includes about 600 stocks.

As I mentioned, international stocks, including those in the real estate segment, produced solid results for the six months. Returns for the segment were generally in line with those of their respective markets; in some cases, they exceeded them.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Global ex-U.S. Real Estate Index Fund	0.37%	0.24%	0.24%	0.22%	1.45%

The fund expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2015, the fund’s annualized expense ratios were 0.36% for Investor Shares, 0.20% for ETF Shares, 0.24% for Admiral Shares, and 0.18% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2014.

Peer group: International Real Estate Funds.

4

Real estate stocks from the developed markets of the Pacific region, which accounted for more than half the fund’s assets on average over the period, returned about 7%. Each market in the region posted gains. Hong Kong added most to the fund’s performance, as it benefited from the rally in Chinese stocks.

The developed markets of Europe, which represented nearly one-quarter of fund assets on average, returned more than 11%. The outlook for most European economies has turned positive, thanks in large part to the European Central Bank’s monetary policy. Key economies in the region, including the United Kingdom, France, and Germany, contributed to results. Greece remained the trouble spot. It dominated headlines as investors feared it might default on its debts and be forced to exit the Eurozone.

Stocks of emerging-market economies, which represented about 20% of the fund’s assets, returned about 11%. Results varied dramatically. Chinese real estate stocks surged, making them the second-largest contributor to the fund’s returns after Hong Kong. Holdings in South Africa, Taiwan, and the Philippines also boosted the fund’s performance, while double-digit declines in Mexico, Brazil, and Malaysia weighed on results.

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes diverges from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

5

Promoting good corporate governance is one way we protect your interests

Our core purpose is “to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.” This involves more than offering smart investments, trustworthy guidance, and low fees. It also means working with the companies held by Vanguard funds to make sure that your interests remain paramount.

International stocks—an opportunity for further diversification

International stocks led global stock markets out of the Great Recession in 2009. Since then, they’ve trailed the broad U.S. stock market in every year but one.

Despite the underperformance of the last several years, international stocks—which represent about half of the world’s market capitalization—can still help U.S.-based investors diversify their portfolios.

As the chart below shows, U.S. and international stocks have periodically swapped market leadership positions as differing market and economic forces caused their returns to vary.

Of course, the timing of these changes is impossible to predict.

Global diversification can help U.S. investors reduce their portfolio’s volatility over time by mitigating losses when domestic stocks do poorly and adding to returns when foreign stocks shine. (For more insight, see Global Equities: Balancing Home Bias and Diversification, available at vanguard.com/research.)

Trailing 12-month return differential between U.S. and non-U.S. stocks

Notes: U.S. equities are represented by MSCI USA Index; international equities are represented by MSCI World Index ex USA from 1970 through 1987 and MSCI All Country World Index ex USA thereafter. Data are from December 31, 1984, through December 31, 2014.

Sources: Vanguard, Thomson Reuters Datastream, and MSCI.

6

How do we meet that responsibility?

As one of the world’s largest investment managers, we are making our voice heard in corporate boardrooms to promote the highest standards of stewardship. Our advocacy encompasses a range of issues, including executive compensation and succession planning, board composition and effectiveness, oversight of strategy and risk, and communication with shareholders.

We also exert our influence in a very important way when Vanguard funds cast their proxy votes at companies’ shareholder meetings.

Most of these votes take place at this time of year, making it an appropriate time to remind you that we work hard to represent your best interests. Good governance, we believe, is essential for any company seeking to maximize its long-term returns to shareholders. You can learn more about our efforts at vanguard.com/corporategovernance.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III

Chairman and Chief Executive Officer May 18, 2015

7

Global ex-U.S. Real Estate Index Fund

Fund Profile
As of April 30, 2015

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VGXRX	VGRLX	VGRNX	VNQI
Expense Ratio[1]	0.37%	0.24%	0.22%	0.24%

Portfolio Characteristics
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Number of Stocks	636	584
Median Market Cap	$6.4B	$6.4B
Price/Earnings Ratio	12.5x	12.6x
Price/Book Ratio	1.3x	1.3x
Return on Equity	10.4%	10.5%
Earnings Growth
Rate	18.8%	18.3%
Dividend Yield	2.8%	2.9%
Turnover Rate
(Annualized)	5%	—
Short-Term
Reserves	0.1%	—

Volatility Measures
	S&P
	Global	MSCI AC
	ex-U.S.	World
	Property	Index
	Index	ex USA
R-Squared	0.99	0.71
Beta	1.01	0.92

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Mitsubishi Estate Co.	Diversified Real
Ltd.	Estate Activities	3.3%
Mitsui Fudosan Co. Ltd.	Diversified Real
	Estate Activities	3.0
CK Hutchison Holdings	Real Estate
Ltd.	Development	2.9
Sun Hung Kai Properties Diversified Real
Ltd.	Estate Activities	2.8
Unibail-Rodamco SE	Retail REITs	2.8
Sumitomo Realty &	Diversified Real
Development Co. Ltd.	Estate Activities	1.9
China Overseas Land &	Real Estate
Investment Ltd.	Development	1.7
Scentre Group	Retail REITs	1.6
Land Securities Group
plc	Diversified REITs	1.6
Daiwa House Industry	Diversified Real
Co. Ltd.	Estate Activities	1.5
Top Ten		23.1%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2015, the fund’s annualized expense ratios were 0.36% for Investor Shares, 0.24% for Admiral Shares, 0.18% for Institutional Shares, and 0.20% for ETF Shares.

8

Global ex-U.S. Real Estate Index Fund

Allocation by Region (% of equity exposure)

Market Diversification (% of equity exposure)
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Europe
United Kingdom	8.3%	8.4%
France	5.3	5.3
Germany	3.0	3.0
Sweden	1.5	1.5
Switzerland	1.3	1.3
Other	2.9	3.0
Subtotal	22.3%	22.5%
Pacific
Japan	21.6%	21.7%
Hong Kong	13.7	13.7
Australia	9.0	9.3
Singapore	6.3	6.1
Other	0.5	0.5
Subtotal	51.1%	51.3%
Emerging Markets
China	8.7%	8.7%
South Africa	2.0	2.0
Philippines	1.4	1.3
United Arab
Emirates	1.1	1.1
Mexico	1.0	1.1
Other	5.2	5.3
Subtotal	19.4%	19.5%
North America
Canada	2.7%	2.7%
Middle East	0.6%	0.7%
Other	3.9%	3.3%
Other represents securities that are not classified by the Fund's benchmark index.

9

Global ex-U.S. Real Estate Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 1, 2010, Through April 30, 2015

Global ex-U.S. Real Estate Index Fund Investor Shares

S&P Global ex-U.S. Property Index

Note: For 2015, performance data reflect the six months ended April 30, 2015.

Average Annual Total Returns: Periods Ended March 31, 2015

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	11/1/2010	7.84%	6.58%
Fee-Adjusted Returns		7.31	6.46
ETF Shares	11/1/2010
Market Price		8.28	6.68
Net Asset Value		7.97	6.69
Admiral Shares	2/10/2011	7.98	7.28
Fee-Adjusted Returns		7.45	7.16
Institutional Shares	4/19/2011	7.99	7.02
Fee-Adjusted Returns		7.47	6.90

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

See Financial Highlights for dividend and capital gains information.

10

Global ex-U.S. Real Estate Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)
Australia (9.4%)
	Scentre Group	20,499,863	60,386
	Westfield Corp.	7,341,799	54,585
	Stockland	9,005,828	31,475
	Goodman Group	6,007,911	29,480
	Lend Lease Group	2,032,769	25,685
	GPT Group	6,770,703	23,862
	Mirvac Group	13,990,845	22,165
	Dexus Property Group	3,669,441	21,322
	Novion Property Group	9,129,069	17,756
	Federation Centres	5,449,088	12,660
	Investa Office Fund	2,371,298	6,946
	BWP Trust	1,879,397	4,507
	Cromwell Property Group	4,994,121	4,356
	Charter Hall Group	1,056,557	4,268
	Shopping Centres
	Australasia Property
	Group	2,485,920	4,176
	Charter Hall Retail REIT	1,185,111	4,026
	Aveo Group	1,386,194	3,023
	Abacus Property Group	1,072,349	2,498
^	National Storage REIT	1,713,593	2,181
	ALE Property Group	682,572	2,046
^	Growthpoint Properties
	Australia Ltd.	604,025	1,513
	GDI Property Group	1,969,841	1,464
^	Folkestone Education
	Trust	799,477	1,389
^	Peet Ltd.	1,229,048	1,108
	Hotel Property
	Investments	511,786	1,091
^	Arena REIT	776,331	1,025
	Australian Industrial REIT	508,166	949
	Ingenia Communities
	Group	2,850,037	902
^	Astro Japan Property
	Group	214,099	896
	360 Capital Group Ltd.	884,626	867

			Market
			Value•
		Shares	($000)
	Sunland Group Ltd.	578,453	862
	Cedar Woods Properties
	Ltd.	198,077	838
^	Industria REIT	411,266	673
	Villa World Ltd.	359,138	649
	Finbar Group Ltd.	603,547	611
	Aspen Group	567,358	565
	Galileo Japan Trust	309,005	458
	360 Capital Office Fund	273,972	448
			353,711
Austria (0.8%)
*	IMMOFINANZ AG	4,075,302	12,260
	CA Immobilien Anlagen
	AG	306,397	5,560
	BUWOG AG	195,256	3,948
^	Conwert Immobilien
	Invest SE	241,463	3,053
	Atrium European Real
	Estate Ltd.	476,421	2,338
	S IMMO AG	213,280	1,995
			29,154
Belgium (0.5%)
	Cofinimmo SA	67,188	7,415
	Befimmo SA	74,838	5,165
	Warehouses De Pauw
	SCA	48,313	3,840
	Aedifica SA	39,283	2,800
*	Cofinimmo SA Rights
	Exp. 05/06/2015	63,195	38
			19,258
Brazil (0.6%)
	BR Malls Participacoes
	SA	1,769,000	9,629
	Multiplan
	Empreendimentos
	Imobiliarios SA	306,050	5,384
	BR Properties SA	789,353	2,754
	Iguatemi Empresa de
	Shopping Centers SA	257,386	2,307

11

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Aliansce Shopping Centers
	SA	271,629	1,534
	Sao Carlos
	Empreendimentos e
	Participacoes SA	75,250	810
	Sonae Sierra Brasil SA	94,383	637
	JHSF Participacoes SA	344,227	215
*	JHSF Participacoes SA
	Depository Receipt	73,866	51
			23,321
Canada (2.8%)
^	RioCan REIT	596,504	14,763
	H&R REIT	516,369	9,908
	First Capital Realty Inc.	393,296	6,520
^	Calloway REIT	253,096	6,409
	Canadian REIT	135,714	5,130
	Canadian Apartment
	Properties REIT	208,755	5,047
^	Cominar REIT	313,545	4,969
^	Boardwalk REIT	97,691	4,920
^	Allied Properties REIT	145,508	4,824
	Dream Office REIT	205,806	4,722
	Chartwell Retirement
	Residences	339,983	3,412
^	Artis REIT	252,534	3,115
	Granite REIT	89,000	3,086
	Morguard Corp.	22,032	2,831
	Crombie REIT	244,544	2,684
	Killam Properties Inc.	232,482	2,085
	Dream Global REIT	206,488	1,730
	Morguard REIT	120,217	1,726
	Choice Properties REIT	184,973	1,717
^,*	DREAM Unlimited Corp.
	Class A	197,833	1,553
	Pure Industrial Real Estate
	Trust	366,418	1,543
^	Brookfield Canada Office
	Properties	63,840	1,499
^	CT REIT	138,948	1,446
	Milestone Apartments REIT	112,679	1,293
	Northern Property REIT	54,039	1,124
^,*	Mainstreet Equity Corp.	34,389	1,060
	InnVest REIT	225,538	1,056
	Dream Industrial REIT	125,100	940
	Melcor Developments Ltd.	55,161	796
	Morguard North American
	Residential REIT	80,700	696
	InterRent REIT	107,396	594
^	Plaza Retail REIT	155,150	567
^	NorthWest Healthcare
	Properties REIT	71,137	528
^	Retrocom REIT	123,205	407
			104,700

			Market
			Value•
		Shares	($000)
Chile (0.1%)
	Parque Arauco SA	2,353,060	4,796

China (9.2%)
	China Overseas Land &
	Investment Ltd.	15,405,550	64,170
	China Resources Land
	Ltd.	9,072,646	32,917
*,1	Dalian Wanda
	Commercial Properties
	Co. Ltd.	2,262,300	18,550
^	Evergrande Real Estate
	Group Ltd.	17,382,921	16,437
	Country Garden Holdings
	Co. Ltd.	28,942,163	15,625
^,*	China Vanke Co. Ltd.	5,041,854	13,352
^,*	Goldin Properties
	Holdings Ltd.	5,064,130	12,285
	Sino-Ocean Land
	Holdings Ltd.	14,720,891	12,246
	Shimao Property
	Holdings Ltd.	4,827,164	11,365
^	Sunac China Holdings
	Ltd.	6,888,378	9,058
	Longfor Properties Co.
	Ltd.	5,111,117	8,871
	New World China Land
	Ltd.	10,477,102	7,106
	Yuexiu Property Co. Ltd.	25,893,094	6,331
*	Carnival Group
	International Holdings
	Ltd.	30,051,452	6,161
	Shanghai Lujiazui
	Finance & Trade Zone
	Development Co. Ltd.
	Class B	1,949,534	5,947
	SOHO China Ltd.	7,268,545	5,514
	KWG Property Holding
	Ltd.	5,137,658	5,191
	Guangzhou R&F
	Properties Co. Ltd.	3,863,409	4,928
	Poly Property Group Co.
	Ltd.	7,622,336	4,884
	Agile Property Holdings
	Ltd.	5,715,409	4,773
	Shenzhen Investment
	Ltd.	8,650,077	4,750
	China South City
	Holdings Ltd.	10,278,111	4,530
	Shui On Land Ltd.	13,791,038	4,457
	Franshion Properties
	China Ltd.	10,654,054	4,304
	Greentown China
	Holdings Ltd.	3,173,237	3,937

12

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
^,*	Renhe Commercial
	Holdings Co. Ltd.	62,416,484	3,512
	Beijing Capital Land Ltd.	4,089,034	3,379
*	Hopson Development
	Holdings Ltd.	2,696,710	3,161
	CIFI Holdings Group Co.
	Ltd.	8,642,000	2,677
	Yuexiu REIT	4,113,516	2,322
	Shanghai Jinqiao Export
	Processing Zone
	Development Co. Ltd.
	Class B	1,043,034	2,200
	China Merchants Property
	Development Co. Ltd.
	Class B	746,294	2,195
*	Mingfa Group International
	Co. Ltd.	5,945,363	2,104
	Tian An China Investment
	Co. Ltd.	3,009,761	1,989
^	China Overseas Grand
	Oceans Group Ltd.	3,146,386	1,881
*	Shanghai Industrial Urban
	Development Group Ltd.	5,994,799	1,727
^	Greenland Hong Kong
	Holdings Ltd.	1,423,000	1,451
	Spring REIT	3,080,000	1,440
^,*	Kaisa Group Holdings Ltd.	6,991,671	1,407
^,*	Wanda Hotel
	Development Co. Ltd.	6,355,741	1,386
	China Merchants Land
	Ltd.	4,264,000	1,360
*	Glorious Property
	Holdings Ltd.	8,682,036	1,333
^	Yuzhou Properties Co.
	Ltd.	4,558,000	1,323
*	Zhuguang Holdings Group
	Co. Ltd.	5,834,000	1,181
	C C Land Holdings Ltd.	4,619,000	1,168
	China Aoyuan Property
	Group Ltd.	4,933,000	1,105
*	China Oceanwide
	Holdings Ltd.	6,988,000	1,086
^,*	China SCE Property
	Holdings Ltd.	5,177,766	1,082
	Fantasia Holdings Group
	Co. Ltd.	6,352,443	1,038
	Hydoo International
	Holding Ltd.	5,044,000	993
	Logan Property Holdings
	Co. Ltd.	2,624,000	992
^,*,1Sunshine 100 China
	Holdings Ltd.	1,986,000	982
	Future Land Development
	Holdings Ltd.	5,180,000	980

			Market
			Value•
		Shares	($000)
	Silver Grant International
	Industries Ltd.	4,414,216	943
	Road King Infrastructure
	Ltd.	904,000	911
^,*	Zall Development Group
	Ltd.	2,445,858	890
	Jiangsu Future Land Co.
	Ltd. Class B	1,657,610	840
^,*	Wuzhou International
	Holdings Ltd.	4,666,000	819
*	Sinolink Worldwide
	Holdings Ltd.	5,938,643	817
^,1	Redco Properties Group
	Ltd.	1,422,000	798
*	Guorui Properties Ltd.	2,111,000	779
^,*	Beijing Properties
	Holdings Ltd.	7,442,000	776
*,1	China Vast Industrial
	Urban Development Co.
	Ltd.	1,650,000	695
*	Powerlong Real Estate
	Holdings Ltd.	3,013,139	656
	Xinyuan Real Estate Co.
	Ltd. ADR	182,110	628
^	Times Property Holdings
	Ltd.	1,363,000	626
	Lai Fung Holdings Ltd.	24,425,000	601
	Minmetals Land Ltd.	3,827,000	591
^,*	Guangdong Land
	Holdings Ltd.	1,498,000	526
*	China New Town
	Development Co. Ltd.	9,086,000	486
	Zhong An Real Estate Ltd.	3,184,000	452
	New Century REIT	1,081,000	447
	Gemdale Properties &
	Investment Corp. Ltd.	5,482,000	444
	First Sponsor Group Ltd.	287,100	274
			349,142
Denmark (0.0%)
*	Jeudan A/S	7,605	748
*	TK Development A/S	245,869	340
			1,088
Egypt (0.3%)
	Talaat Moustafa Group	4,176,462	5,498
*	Six of October
	Development &
	Investment	909,831	1,379
*	Palm Hills Developments
	SAE	3,001,546	1,068
	Heliopolis Co. for Housing
	and Construction SAE	119,463	955
*	United Co. for Housing &
	Development - SAE	290,569	551
	Amer Group Holding	4,029,353	522

13

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
*	Palm Hills Developments
	SAE Rights Exp.
	05/21/2015	1,834,337	142
			10,115
Finland (0.2%)
^	Sponda Oyj	910,525	3,982
	Citycon Oyj	1,028,736	3,326
	Technopolis Oyj	409,318	1,879
			9,187
France (5.5%)
	Unibail-Rodamco SE	377,448	104,217
	Klepierre	802,041	38,904
^	Gecina SA	137,634	18,876
	Fonciere Des Regions	184,843	17,499
	ICADE	123,970	10,782
	Mercialys SA	208,969	5,193
	Nexity SA	109,942	4,828
*	Fonciere de Paris SIIC	25,410	3,426
	Altarea SCA	10,502	2,056
	ANF Immobilier	40,345	1,060
			206,841
Germany (3.1%)
	Deutsche Annington
	Immobilien SE	980,618	32,915
	Deutsche Wohnen AG	1,131,110	29,669
	LEG Immobilien AG	218,716	16,970
	Deutsche Euroshop AG	174,642	8,693
	TAG Immobilien AG	474,396	6,074
*	Grand City Properties SA	289,264	5,483
	alstria office REIT-AG	315,365	4,468
*	TLG Immobilien AG	163,979	2,753
*	PATRIZIA Immobilien AG	138,689	2,732
^	Hamborner REIT AG	173,966	2,032
	DIC Asset AG	177,581	1,789
*	Vib Vermoegen AG	93,280	1,754
*	DO Deutsche Office AG	229,060	1,090
*	GAGFAH SA	2,690	57
			116,479
Greece (0.0%)
	Grivalia Properties REIC	150,388	1,195
*	LAMDA Development SA	88,367	342
			1,537
Hong Kong (13.8%)
*	CK Hutchison Holdings
	Ltd.	5,068,875	109,955
	Sun Hung Kai Properties
	Ltd.	6,412,441	106,501
	Link REIT	8,839,589	54,832
	Henderson Land
	Development Co. Ltd.	4,956,943	39,740
	Hongkong Land Holdings
	Ltd.	4,515,112	36,550
	Sino Land Co. Ltd.	17,292,605	30,424

			Market
			Value•
		Shares	($000)
	Hang Lung Properties
	Ltd.	8,849,691	29,917
	Hang Lung Group Ltd.	3,572,413	18,914
	Wheelock & Co. Ltd.	3,115,652	17,544
	Swire Properties Ltd.	4,014,400	13,792
	Hysan Development Co.
	Ltd.	2,765,422	12,778
	Kerry Properties Ltd.	2,751,654	11,230
	Chinese Estates
	Holdings Ltd.	1,827,452	5,663
	Champion REIT	10,147,969	5,497
	Great Eagle Holdings Ltd.	1,049,697	3,873
^	Joy City Property Ltd.	12,748,000	2,655
	K Wah International
	Holdings Ltd.	4,551,338	2,631
	Sunlight REIT	3,716,400	1,877
	TAI Cheung Holdings Ltd.	2,039,131	1,788
	Kowloon Development
	Co. Ltd.	1,372,414	1,755
	Prosperity REIT	4,646,649	1,730
*	Yida China Holdings Ltd.	3,866,000	1,615
	Far East Consortium
	International Ltd.	3,380,000	1,601
	HKR International Ltd.	2,641,282	1,498
	Langham Hospitality
	Investments and
	Langham Hospitality
	Investments Ltd.	3,168,500	1,429
	Emperor International
	Holdings Ltd.	3,969,832	982
	Regal REIT	2,747,815	818
*	Lai Sun Development Co.
	Ltd.	30,240,302	812
	Liu Chong Hing
	Investment Ltd.	536,000	711
	CSI Properties Ltd.	17,348,348	703
	Soundwill Holdings Ltd.	282,000	508
^,*	International
	Entertainment Corp.	796,000	231
			520,554
India (0.3%)
	DLF Ltd.	1,638,865	3,498
*	Housing Development &
	Infrastructure Ltd.	1,052,196	1,949
	Oberoi Realty Ltd.	316,612	1,337
	Prestige Estates Projects
	Ltd.	346,422	1,304
*	Unitech Ltd.	5,139,810	1,241
	Phoenix Mills Ltd.	169,671	972
	Indiabulls Real Estate Ltd.	827,068	774
	Godrej Properties Ltd.	169,273	644
	Puravankara Projects Ltd.	165,225	170
			11,889

14

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
Indonesia (0.9%)
	Lippo Karawaci Tbk PT	73,312,400	6,689
	Summarecon Agung Tbk
	PT	39,212,900	5,357
	Bumi Serpong Damai
	Tbk PT	35,218,727	5,046
	Ciputra Development
	Tbk PT	40,111,800	4,229
	Pakuwon Jati Tbk PT	99,540,643	3,352
	Alam Sutera Realty Tbk
	PT	38,117,597	1,797
	Modernland Realty Tbk
	PT	44,367,200	1,776
	Kawasan Industri
	Jababeka Tbk PT	67,450,012	1,473
*	Lippo Cikarang Tbk PT	1,418,000	1,306
	Intiland Development
	Tbk PT	21,035,151	1,051
	Agung Podomoro Land
	Tbk PT	20,415,700	656
*	Sentul City Tbk PT	71,307,500	530
	Bekasi Fajar Industrial
	Estate Tbk PT	11,472,182	527
	Ciputra Property Tbk PT	9,115,596	476
	Ciputra Surya Tbk PT	2,085,831	473
*	Bakrieland Development
	Tbk PT	58,597,400	226
			34,964
Ireland (0.3%)
	Green REIT plc	2,625,605	4,631
	Hibernia REIT plc	2,574,387	3,548
	Irish Residential
	Properties REIT plc	1,182,979	1,422
			9,601
Israel (0.7%)
	Azrieli Group	116,806	5,039
	Gazit-Globe Ltd.	331,866	4,392
	Alony Hetz Properties &
	Investments Ltd.	317,973	2,526
	Melisron Ltd.	60,760	2,330
	Reit 1 Ltd.	639,213	1,921
*	Nitsba Holdings 1995 Ltd.	94,720	1,606
	Norstar Holdings Inc.	57,845	1,577
	Amot Investments Ltd.	442,467	1,497
*	Airport City Ltd.	127,697	1,348
*	Jerusalem Oil Exploration	29,842	1,133
	Africa Israel Properties
	Ltd.	47,921	742
	Sella Capital Real Estate
	Ltd.	336,084	552
*	Big Shopping Centers Ltd.	10,003	522
*	AL-ROV Israel Ltd.	15,114	443
*	Africa Israel Investments
	Ltd.	437,025	410

			Market
			Value•
		Shares	($000)
	Jerusalem Economy Ltd.	55,782	213
*	Industrial Buildings Corp.
	Ltd.	188,138	206
*	Elbit Imaging Ltd.	80,040	107
			26,564
Italy (0.1%)
^	Beni Stabili SpA SIIQ	3,828,661	3,157
	Immobiliare Grande
	Distribuzione SIIQ SPA	1,074,606	1,057
^,*	Prelios SPA	1,020,769	513
			4,727
Japan (21.8%)
	Mitsubishi Estate Co. Ltd.	5,366,445	126,312
	Mitsui Fudosan Co. Ltd.	3,814,057	113,065
	Sumitomo Realty &
	Development Co. Ltd.	1,834,367	70,799
	Daiwa House Industry
	Co. Ltd.	2,537,074	56,640
	Daito Trust Construction
	Co. Ltd.	309,700	36,065
	Nippon Building Fund Inc.	5,451	27,124
	Japan Real Estate
	Investment Corp.	4,838	22,845
	Japan Retail Fund
	Investment Corp.	9,338	19,879
	Hulic Co. Ltd.	1,706,632	18,267
	United Urban Investment
	Corp.	10,160	16,127
	Tokyu Fudosan Holdings
	Corp.	1,970,156	14,640
	Nippon Prologis REIT Inc.	6,683	14,480
^	Orix JREIT Inc.	8,576	12,677
	Tokyo Tatemono Co. Ltd.	1,692,166	12,269
	Advance Residence
	Investment Corp.	4,967	11,719
	Japan Prime Realty
	Investment Corp.	3,149	11,298
	Nomura Real Estate
	Holdings Inc.	483,629	9,831
	GLP J-Reit	9,163	9,421
	Activia Properties Inc.	1,024	9,313
	Frontier Real Estate
	Investment Corp.	1,804	8,821
	Japan Hotel REIT
	Investment Corp.	11,436	8,427
	Nomura Real Estate
	Master Fund Inc.	6,374	8,292
	Aeon Mall Co. Ltd.	441,583	8,237
	Kenedix Office
	Investment Corp.	1,507	8,154
	Mori Trust Sogo Reit Inc.	3,903	7,689
	Nippon Accommodations
	Fund Inc.	1,859	7,213
	Japan Logistics Fund Inc.	3,174	6,731

15

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Nomura Real Estate
	Office Fund Inc.	1,461	6,716
	Industrial & Infrastructure
	Fund Investment Corp.	1,341	6,468
	Mori Hills REIT Investment
	Corp.	4,593	6,303
	Japan Excellent Inc.	4,682	6,206
	Daiwa House Residential
	Investment Corp.	2,848	6,202
*	Leopalace21 Corp.	1,035,350	5,971
^	Daiwa House REIT
	Investment Corp.	1,319	5,893
^	Daiwa Office Investment
	Corp.	1,106	5,821
	Premier Investment Corp.	923	5,144
	Tokyu REIT Inc.	3,572	4,811
	AEON REIT Investment
	Corp.	3,457	4,779
	Hulic Reit Inc.	2,919	4,567
	Fukuoka REIT Corp.	2,492	4,540
	Invincible Investment Corp.	8,711	4,533
	NTT Urban Development
	Corp.	421,100	4,384
^	Sekisui House SI
	Residential Investment
	Corp.	3,822	4,251
	Kenedix Residential
	Investment Corp.	1,305	3,796
	Comforia Residential
	REIT Inc.	1,703	3,731
^	Nomura Real Estate
	Residential Fund Inc.	613	3,467
^	Ichigo Real Estate
	Investment Corp.	4,315	3,235
	Hankyu Reit Inc.	2,285	2,907
^	NIPPON REIT Investment
	Corp.	1,028	2,852
	Top REIT Inc.	653	2,817
^	Sekisui House Reit Inc.	2,248	2,667
	Heiwa Real Estate REIT
	Inc.	3,277	2,646
	TOC Co. Ltd.	343,829	2,627
^	Global One Real Estate
	Investment Corp.	725	2,558
	Japan Rental Housing
	Investments Inc.	3,451	2,437
	Takara Leben Co. Ltd.	387,152	2,360
^,*	Kenedix Retail REIT Corp.	926	2,321
	Daibiru Corp.	221,257	2,173
^	Jowa Holdings Co. Ltd.	52,900	2,145
	MID Reit Inc.	691	2,043
	Heiwa Real Estate Co. Ltd.	147,532	2,002
^	Hoshino Resorts REIT Inc.	157	1,889
	Daikyo Inc.	1,237,050	1,861

			Market
			Value•
		Shares	($000)
	Invesco Office J-Reit Inc.	1,774	1,697
	Goldcrest Co. Ltd.	67,940	1,335
	SIA Reit Inc.	262	1,101
	Starts Proceed
	Investment Corp.	591	1,008
	Keihanshin Building Co.
	Ltd.	153,200	905
	Airport Facilities Co. Ltd.	100,100	568
^	Shinoken Group Co. Ltd.	41,500	531
^	Tokyo Theatres Co. Inc.	354,017	411
			823,014
Malaysia (0.9%)
	IOI Properties Group Bhd.	6,505,516	3,899
	KLCCP Stapled Group	1,726,700	3,420
	Sunway Bhd.	2,479,885	2,634
	IGB REIT	5,851,800	2,250
	SP Setia Bhd Group	2,333,400	2,231
	UEM Sunrise Bhd.	5,872,965	2,120
	Mah Sing Group Bhd.	3,508,500	2,074
	Sunway REIT	4,049,534	1,943
	Eastern & Oriental Bhd.	3,282,220	1,795
	CapitaMalls Malaysia
	Trust	3,124,200	1,308
	Pavilion REIT	2,945,800	1,288
	UOA Development Bhd.	1,883,600	1,196
	Axis REIT	1,155,700	1,176
	IJM Corp. Bhd.	569,720	1,173
	Eco World Development
	Group Bhd.	1,799,500	918
	IGB Corp. Bhd.	1,113,600	894
	KSL Holdings Bhd.	1,503,500	807
	Matrix Concepts
	Holdings Bhd.	802,100	709
*	YNH Property Bhd.	1,302,380	701
	Land & General Bhd.	3,342,800	476
*	Tropicana Corp. Bhd.	1,419,600	433
	Tambun Indah Land Bhd.	614,800	323
	Glomac Bhd.	991,600	267
	Titijaya Land Bhd.	402,300	213
*	Talam Transform Bhd.	8,573,100	191
*	Eco World Development
	Group Bhd Warrants 2
	Exp. 03/26/2022	450,320	80
*	Eastern & Oriental Bhd
	Warrants Exp.
	07/21/2019	438,840	46
*	Mah Sing Group Bhd.
	Warrants Exp.
	03/18/2018	125,005	15
*	Mah Sing Group Warrants
	Exp. 01/15/2026	211,476	14
			34,594

16

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
Mexico (1.1%)
	Fibra Uno Administracion
	SA de CV	8,254,812	20,597
	PLA Administradora
	Industrial S de RL de
	CV	2,307,810	4,558
	Mexico Real Estate
	Management SA de CV	2,916,493	4,422
	Corp Inmobiliaria Vesta
	SAB de CV	1,589,225	2,974
	Fibra Shop Portafolios
	Inmobiliarios SAPI de
	CV	2,049,920	2,327
	Concentradora Fibra
	Hotelera Mexicana SA
	de CV	1,624,609	2,195
	Prologis Property Mexico
	SA de CV	1,156,900	2,050
	Concentradora Fibra
	Danhos SA de CV	801,518	1,986
	Asesor de Activos
	Prisma SAPI de CV	1,234,800	1,206
			42,315
Morocco (0.0%)
	Douja Promotion Groupe
	Addoha SA	204,967	654
	Alliances Developpement
	Immobilier SA	7,717	99
			753
Netherlands (0.6%)
	Wereldhave NV	134,978	8,664
	Eurocommercial
	Properties NV	165,174	7,548
	Vastned Retail NV	74,565	3,641
	NSI NV	360,698	1,694
			21,547
New Zealand (0.5%)
*	Kiwi Property Group Ltd.	4,304,727	4,248
	Goodman Property Trust	3,898,764	3,506
^	Precinct Properties New
	Zealand Ltd.	3,697,981	3,255
	Argosy Property Ltd.	3,106,641	2,689
	DNZ Property Fund Ltd.	1,184,861	1,835
^	Property for Industry Ltd.	1,343,950	1,624
	Vital Healthcare Property
	Trust	1,183,563	1,506
			18,663
Norway (0.2%)
1	Entra ASA	274,847	2,820
	Olav Thon
	Eiendomsselskap ASA	117,790	2,580
*	Norwegian Property ASA	1,058,798	1,426
	Selvaag Bolig ASA	146,804	553
			7,379

			Market
			Value•
		Shares	($000)
Philippines (1.4%)
	Ayala Land Inc.	22,619,200	19,569
	SM Prime Holdings Inc.	37,859,547	15,831
	Megaworld Corp.	49,909,000	5,917
	Robinsons Land Corp.	6,241,150	4,191
	Vista Land & Lifescapes
	Inc.	12,939,000	2,176
	Filinvest Land Inc.	39,593,000	1,686
	Belle Corp.	16,762,300	1,568
	8990 Holdings Inc.	2,404,000	469
*	DoubleDragon Properties
	Corp.	2,047,400	405
	Century Properties
	Group Inc.	12,236,020	251
			52,063
Poland (0.1%)
^,*	Globe Trade Centre SA	1,031,044	1,770
*	Echo Investment SA	869,586	1,640
			3,410
Qatar (0.2%)
	Barwa Real Estate Co.	358,397	4,901
	United Development Co.
	QSC	315,736	1,940
	Mazaya Qatar Real
	Estate Development
	QSC	100,712	519
	National Leasing	35,912	212
			7,572
Russia (0.1%)
	LSR Group PJSC GDR	696,900	1,936
	Etalon Group Ltd. GDR	411,071	1,092
			3,028
Singapore (6.4%)
	CapitaLand Ltd.	9,997,404	27,821
	Global Logistic
	Properties Ltd.	11,895,631	24,672
	CapitaMall Trust	9,972,534	16,466
^	UOL Group Ltd.	2,446,978	14,714
	Ascendas REIT	7,888,221	14,700
	City Developments Ltd.	1,784,790	14,360
	Suntec REIT	9,615,727	12,837
	CapitaCommercial Trust	8,069,082	10,317
	Keppel REIT	6,639,715	6,167
^	Mapletree Commercial
	Trust	5,146,005	5,985
	Mapletree Greater China
	Commercial Trust	7,001,646	5,604
	Mapletree Industrial Trust	4,555,834	5,538
	Fortune REIT	5,280,861	5,448
	Mapletree Logistics Trust	5,650,029	5,250
^	Frasers Centrepoint Trust	2,225,541	3,475
^	Ascott Residence Trust	3,607,355	3,473
	Starhill Global REIT	5,257,968	3,472
	CDL Hospitality Trusts	2,599,702	3,369

17

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	CapitaRetail China Trust	2,464,586	3,229
	Wing Tai Holdings Ltd.	2,019,410	2,988
^,*	Keppel DC REIT	3,383,500	2,634
	Parkway Life REIT	1,384,855	2,562
	Cache Logistics Trust	2,781,405	2,478
	Cambridge Industrial Trust	4,592,709	2,428
	AIMS AMP Capital
	Industrial REIT	2,073,776	2,397
	First REIT	2,156,754	2,363
^	SPH REIT	2,832,000	2,246
	Frasers Commercial Trust	1,915,167	2,182
^	Sinarmas Land Ltd.	4,007,000	2,130
^	OUE Hospitality Trust	2,819,000	2,076
	Yanlord Land Group Ltd.	2,228,204	2,023
^	Far East Hospitality Trust	3,238,148	2,006
^	United Industrial Corp. Ltd.	771,788	1,999
	GuocoLand Ltd.	1,358,177	1,948
	Ascendas India Trust	2,830,666	1,913
	Lippo Malls Indonesia
	Retail Trust	7,029,706	1,912
	Frasers Centrepoint Ltd.	1,277,200	1,827
^,*	Yoma Strategic Holdings
	Ltd.	4,382,918	1,684
	Sabana Shari’ah
	Compliant Industrial
	REIT	2,553,488	1,669
	Wheelock Properties
	Singapore Ltd.	1,125,969	1,632
	Ascendas Hospitality
	Trust	3,021,000	1,608
	Ho Bee Land Ltd.	909,903	1,594
^	Perennial Real Estate
	Holdings Ltd.	1,743,777	1,440
	Croesus Retail Trust	1,861,100	1,321
	Soilbuild Business Space
	REIT	1,827,300	1,146
^,*	Frasers Hospitality Trust	1,411,900	976
	OUE Commercial REIT	1,322,000	814
^,*	Ying Li International Real
	Estate Ltd.	3,654,900	701
	Oxley Holdings Ltd.	1,737,200	668
	Fragrance Group Ltd.	3,241,550	502
*	SingHaiyi Group Ltd.	2,920,300	320
*	Keppel Land Ltd.	29,400	99
			243,183
South Africa (2.0%)
	Growthpoint Properties
	Ltd.	8,195,663	19,224
	Redefine Properties Ltd.	13,572,517	13,749
	Resilient Property Income
	Fund Ltd.	1,197,537	10,020
	Hyprop Investments Ltd.	728,317	7,504
	Capital Property Fund	5,850,082	6,716
*	Attacq Ltd.	2,702,607	5,654
*	Vukile Property Fund Ltd.	1,900,540	3,047

			Market
			Value•
		Shares	($000)
	Emira Property Fund	1,719,775	2,625
	SA Corporate Real Estate
	Fund Nominees Pty Ltd.	5,747,241	2,410
	Fountainhead Property
	Trust	2,051,766	1,724
	Octodec Investments
	Ltd.	718,743	1,704
	Rebosis Property Fund
	Ltd.	989,696	1,105
*	Delta Property Fund Ltd.	1,152,063	909
	Hospitality Property Fund
	Ltd. Class A	416,592	575
			76,966
Spain (0.6%)
^	Merlin Properties Socimi
	SA	747,841	10,214
^,*	Inmobiliaria Colonial SA	7,469,686	5,125
^,*	Hispania Activos
	Inmobiliarios SAU	221,798	3,161
	Lar Espana Real Estate
	Socimi SA	155,366	1,825
*	Axia Real Estate SOCIMI
	SA	134,369	1,815
^,*	Realia Business SA	397,356	327
			22,467
Sweden (1.6%)
	Castellum AB	658,052	10,261
	Fabege AB	540,108	8,233
	Wallenstam AB	424,708	7,161
	Hufvudstaden AB Class A	457,023	6,318
*	Hemfosa Fastigheter AB	257,067	5,939
^	Wihlborgs Fastigheter AB	266,516	5,158
*	Fastighets AB Balder	284,926	5,079
	Kungsleden AB	622,667	4,532
	Atrium Ljungberg AB	193,425	2,822
*	Sagax AB Class B	262,726	1,818
	Klovern AB B Shares	1,600,929	1,776
	Dios Fastigheter AB	175,340	1,366
	Tribona AB	129,122	593
	Platzer Fastigheter
	Holding AB Class B	114,534	506
	Corem Property Group
	AB Class B	109,958	399
^	Klovern AB A Shares	182,091	204
	Corem Property Group
	AB Preference Shares	973	23
			62,188
Switzerland (1.4%)
	Swiss Prime Site AG	244,268	21,417
	PSP Swiss Property AG	148,026	13,807
	Mobimo Holding AG	23,690	5,286
	Allreal Holding AG	35,796	5,136
	Solvalor 61	10,456	2,849
*	Intershop Holding AG	5,838	2,503

18

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Zug Estates Holding AG
	Class B	947	1,449
	Hiag Immobilien AG	9,751	985
			53,432
Taiwan (0.9%)
	Highwealth Construction
	Corp.	2,677,700	6,985
	Ruentex Development Co.
	Ltd.	3,061,830	5,441
	Cathay No 1 REIT	4,209,310	2,565
	Prince Housing &
	Development Corp.	4,638,478	2,003
	Huaku Development Co.
	Ltd.	867,554	1,982
	Cathay Real Estate
	Development Co. Ltd.	2,608,000	1,636
	Chong Hong Construction
	Co. Ltd.	686,950	1,566
	Farglory Land
	Development Co. Ltd.	1,181,631	1,411
	Radium Life Tech Co. Ltd.	2,636,223	1,373
	Taiwan Land
	Development Corp.	2,214,415	1,152
	Hung Sheng Construction
	Ltd.	1,583,000	1,135
	Kindom Construction
	Corp.	1,204,000	1,086
	KEE TAI Properties Co.
	Ltd.	1,361,869	893
	Kuoyang Construction Co.
	Ltd.	1,637,665	786
	Hung Poo Real Estate
	Development Corp.	846,194	753
*	Shining Building Business
	Co. Ltd.	1,254,429	745
	Huang Hsiang
	Construction Corp.	503,000	727
	Advancetek Enterprise Co.
	Ltd.	539,000	446
*	King’s Town Construction
	Co. Ltd.	444,352	395
	YeaShin International
	Development Co. Ltd.	652,392	394
*	Yungshin Construction &
	Development Co. Ltd.	149,000	301
			33,775
Thailand (1.0%)
*	Central Pattana PCL	5,116,800	6,499
*	Land & Houses PCL	13,044,400	3,770
^	CPN Retail Growth
	Leasehold Property
	Fund	6,290,610	3,129

			Market
			Value•
		Shares	($000)
	Tesco Lotus Retail
	Growth Freehold &
	Leasehold Property
	Fund	6,759,294	2,787
*	Pruksa Real Estate PCL	2,613,500	2,173
*	Bangkok Land PCL	38,586,600	1,783
*	Quality Houses PCL	17,258,200	1,617
*	Supalai PCL	2,472,305	1,494
	Samui Airport Property
	Fund Leasehold	2,805,800	1,480
*	Amata Corp. PCL	2,501,400	1,354
*	WHA Corp. PCL	1,022,343	1,297
*	LPN Development PCL	2,375,500	1,235
*	MBK PCL	2,237,720	963
	Sansiri PCL	11,844,200	677
^	TICON Industrial
	Connection PCL	1,269,680	576
*	Siam Future
	Development PCL	2,624,767	453
	WHA Corp. PCL
	(Foreign)	325,024	412
*	AP Thailand PCL	1,808,250	402
	Univentures PCL
	(Foreign)	1,577,100	396
	Asian Property
	Development PCL
	(Foreign)	1,513,270	337
*	SC Asset Corp. PCL	3,071,925	319
*	Sansiri PCL (Local)	5,418,200	310
*	Raimon Land PCL	5,085,900	274
^	TICON Industrial
	Connection PCL
	(Foreign)	601,993	273
*	Property Perfect PCL	8,226,000	269
	SC Asset Corp. PCL
	(Foreign)	2,526,712	263
^	Rojana Industrial Park
	PCL NVDR	974,482	242
	Sansiri PCL (Foreign)	4,060,798	232
	Bangkok Land PCL
	(Foreign)	4,269,495	197
*	Rojana Industrial Park
	PCL	775,812	193
	Land & Houses PCL
	(Foreign)	481,300	139
	Thai Factory
	Development PCL	1,024,000	139
*	Thai Factory
	Development PCL
	NVDR	981,300	133
	Rojana Industrial Park
	PCL (Foreign)	481,328	119
*	Univentures PCL	416,400	105
*	WHA Corp. PCL
	Warrants Exp. 12/31/19	108,341	91

19

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
*	Hemaraj Land and
	Development PCL	245,700	32
			36,164
Turkey (0.3%)
	Emlak Konut
	Gayrimenkul Yatirim
	Ortakligi AS	7,546,305	8,717
	Is Gayrimenkul Yatirim
	Ortakligi AS	1,268,097	806
	Torunlar Gayrimenkul
	Yatirim Ortakligi AS	336,025	511
	Saf Gayrimenkul Yatirim
	Ortakligi AS	1,154,444	470
	Halk Gayrimenkul Yatirim
	Ortakligi AS	572,857	272
*	Sinpas Gayrimenkul
	Yatirim Ortakligi AS	712,033	216
	Vakif Gayrimenkul
	Yatirim Ortakligi AS	188,872	187
			11,179
United Arab Emirates (1.3%)
	Emaar Properties PJSC	13,421,491	29,762
	Aldar Properties PJSC	12,031,931	8,935
*	Emaar Malls Group
	PJSC	7,468,263	6,522
*	Deyaar Development
	PJSC	5,535,542	1,368
*	Eshraq Properties Co.
	PJSC	4,413,378	1,228
	RAK Properties PJSC	3,473,829	704
			48,519
United Kingdom (8.8%)
	Land Securities Group
	plc	3,081,737	58,974
	British Land Co. plc	3,939,419	50,174
	Hammerson plc	3,024,318	30,986
	Derwent London plc	413,608	21,771
	Intu Properties plc	3,632,029	19,054
	Segro plc	2,847,505	18,707
	Capital & Counties
	Properties plc	2,857,112	17,273
	Great Portland Estates
	plc	1,326,605	16,194
	Shaftesbury plc	1,066,278	13,713
	UNITE Group plc	778,974	7,158
	Big Yellow Group plc	568,743	5,815
	Workspace Group plc	447,163	5,774
	Londonmetric Property
	plc	2,257,553	5,716
	Grainger plc	1,607,748	5,214
	F&C Commercial
	Property Trust Ltd.	2,313,548	4,977
	Hansteen Holdings plc	2,646,246	4,782

			Market
			Value•
		Shares	($000)
	ST Modwen Properties
	plc	704,332	4,694
	Tritax Big Box REIT plc	2,420,344	4,351
	Safestore Holdings plc	804,322	3,452
	Assura plc	3,477,260	3,137
	Redefine International plc	3,469,399	3,117
*	Quintain Estates &
	Development plc	2,016,456	2,966
	UK Commercial Property
	Trust Ltd.	2,078,976	2,929
	Daejan Holdings plc	34,234	2,844
	Primary Health Properties
	plc	428,870	2,549
	Helical Bar plc	411,994	2,458
	Picton Property Income
	Ltd.	2,057,079	2,329
	Development Securities
	plc	492,203	1,911
	Schroder REIT Ltd.	2,024,370	1,910
*	CLS Holdings plc	64,559	1,817
	Mucklow A & J Group plc	224,010	1,625
	McKay Securities plc	352,569	1,336
	Urban & Civic plc	330,769	1,320
^,*	Raven Russia Ltd.	1,630,765	1,287
			332,314
Total Common Stocks
(Cost $3,554,970)			3,772,153
Temporary Cash Investments (3.9%)
Money Market Fund (3.8%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.121%	143,518,480	143,518

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
4	Federal Home Loan
	Bank Discount Notes,
	0.060%, 5/8/15	2,000	2,000
4	Federal Home Loan
	Bank Discount Notes,
	0.067%, 6/3/15	100	100
[4,5]	Federal Home Loan
	Bank Discount Notes,
	0.140%, 7/8/15	200	200
			2,300
Total Temporary Cash Investments
(Cost $145,818)			145,818
Total Investments (103.7%)
(Cost $3,700,788)			3,917,971

20

Global ex-U.S. Real Estate Index Fund

Market
Value•
($000)
Other Assets and Liabilities (-3.7%)
Other Assets	23,156
Liabilities[3]	(162,221)
(139,065)
Net Assets (100%)	3,778,906

At April 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	3,581,196
Overdistributed Net Investment Income	(4,823)
Accumulated Net Realized Losses	(14,707)
Unrealized Appreciation (Depreciation)
Investment Securities	217,183
Foreign Currencies	57
Net Assets	3,778,906

Investor Shares—Net Assets
Applicable to 2,792,730 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	66,098
Net Asset Value Per Share—
Investor Shares	$23.67

Amount
($000)
Admiral Shares—Net Assets
Applicable to 9,962,527 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	357,087
Net Asset Value Per Share—
Admiral Shares	$35.84

Institutional Shares—Net Assets
Applicable to 1,817,200 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	216,996
Net Asset Value Per Share—
Institutional Shares	$119.41

ETF Shares—Net Assets
Applicable to 53,062,180 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,138,725
Net Asset Value Per Share—
ETF Shares	$59.15

• See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $135,198,000.
* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $23,845,000, representing 0.6% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $143,518,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts that were closed on April 30, 2015, and settled after month-end.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

21

Global ex-U.S. Real Estate Index Fund

Statement of Operations

Six Months Ended
April 30, 2015
($000)
Investment Income
Income
Dividends[1,2]	46,890
Interest[2]	11
Securities Lending	958
Total Income	47,859
Expenses
The Vanguard Group—Note B
Investment Advisory Services	338
Management and Administrative—Investor Shares	79
Management and Administrative—Admiral Shares	268
Management and Administrative—Institutional Shares	104
Management and Administrative—ETF Shares	1,493
Marketing and Distribution—Investor Shares	6
Marketing and Distribution—Admiral Shares	29
Marketing and Distribution—Institutional Shares	21
Marketing and Distribution—ETF Shares	258
Custodian Fees	364
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	45
Trustees’ Fees and Expenses	1
Total Expenses	3,008
Net Investment Income	44,851
Realized Net Gain (Loss)
Investment Securities Sold[2]	5,560
Futures Contracts	751
Foreign Currencies	(1,169)
Realized Net Gain (Loss)	5,142
Change in Unrealized Appreciation (Depreciation)
Investment Securities	181,067
Foreign Currencies	263
Change in Unrealized Appreciation (Depreciation)	181,330
Net Increase (Decrease) in Net Assets Resulting from Operations	231,323

1 Dividends are net of foreign withholding taxes of $3,850,000.

2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $51,000, $9,000, and $1,316,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Global ex-U.S. Real Estate Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	44,851	83,723
Realized Net Gain (Loss)	5,142	38,982
Change in Unrealized Appreciation (Depreciation)	181,330	(92,734)
Net Increase (Decrease) in Net Assets Resulting from Operations	231,323	29,971
Distributions
Net Investment Income
Investor Shares	(1,310)	(3,574)
Admiral Shares	(7,479)	(8,282)
Institutional Shares	(4,599)	(5,016)
ETF Shares	(54,593)	(64,730)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(67,981)	(81,602)
Capital Share Transactions
Investor Shares	12,329	(101,960)
Admiral Shares	44,512	179,927
Institutional Shares	31,139	87,945
ETF Shares	801,133	941,601
Net Increase (Decrease) from Capital Share Transactions	889,113	1,107,513
Total Increase (Decrease)	1,052,455	1,055,882
Net Assets
Beginning of Period	2,726,451	1,670,569
End of Period[1]	3,778,906	2,726,451

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,823,000) and $18,146,000.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Investor Shares
	Six Months				Nov. 1,
	Ended				2010[1] to
		Year Ended October 31,
	April 30,				Oct. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$22.63	$23.06	$21.04	$18.14	$20.00
Investment Operations
Net Investment Income	. 353	. 944	. 685 [2]	.700[2]	.744[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	1.226	(.443)	2.321	2.995	(2.430)
Total from Investment Operations	1.579	.501	3.006	3.695	(1.686)
Distributions
Dividends from Net Investment Income	(. 539)	(. 931)	(. 986)	(.795)	(.174)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 539)	(. 931)	(. 986)	(.795)	(.174)
Net Asset Value, End of Period	$23.67	$22.63	$23.06	$21.04	$18.14

Total Return[4]	7.24%	2.41%	14.69%	21.31%	-8.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$66	$51	$156	$84	$41
Ratio of Total Expenses to Average Net Assets	0.36%	0.37%	0.40%	0.45%	0.50%[5]
Ratio of Net Investment Income to
Average Net Assets	2.91%	4.10%	2.95%	3.74%	3.61%[5]
Portfolio Turnover Rate [6]	5%	8%	8%	10%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Includes increases from purchase and redemption fees of $.00, $.00, $.02, $.01, and $.02.

4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

5 Annualized.

6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Admiral Shares
	Six Months				Feb. 10,
	Ended				2011[1] to
		Year Ended October 31,
	April 30,				Oct. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$34.27	$34.92	$31.87	$27.51	$29.89
Investment Operations
Net Investment Income	.552	1.466	1.012[2]	1.093[2]	.784[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	1.850	(.661)	3.580	4.528	(3.164)
Total from Investment Operations	2.402	.805	4.592	5.621	(2.380)
Distributions
Dividends from Net Investment Income	(.832)	(1.455)	(1.542)	(1.261)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.832)	(1.455)	(1.542)	(1.261)	—
Net Asset Value, End of Period	$35.84	$34.27	$34.92	$31.87	$27.51

Total Return[4]	7.27%	2.55%	14.83%	21.43%	-7.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$357	$296	$117	$43	$12
Ratio of Total Expenses to Average Net Assets	0.24%	0.24%	0.27%	0.32%	0.35%[5]
Ratio of Net Investment Income to
Average Net Assets	3.03%	4.23%	3.08%	3.87%	3.76%[5]
Portfolio Turnover Rate [6]	5%	8%	8%	10%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal class.

1 Inception.

2 Calculated based on average shares outstanding.

3 Includes increases from purchase and redemption fees of $.00, $.00, $.01, $.01, and $.02.

4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

5 Annualized.

6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Institutional Shares
	Six Months				April 19,
	Ended				2011[1] to
		Year Ended October 31,
	April 30,				Oct. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$114.14	$116.37	$106.19	$91.68	$102.01
Investment Operations
Net Investment Income	1.872	4.954	3.407[2]	3.658 [2]	1.522[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	6.188	(2.273)	11.930	15.107	(11.852)
Total from Investment Operations	8.060	2.681	15.337	18.765	(10.330)
Distributions
Dividends from Net Investment Income	(2.790)	(4.911)	(5.157)	(4.255)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.790)	(4.911)	(5.157)	(4.255)	—
Net Asset Value, End of Period	$119.41	$114.14	$116.37	$106.19	$91.68

Total Return[4]	7.33%	2.55%	14.87%	21.48%	-10.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$217	$176	$92	$61	$52
Ratio of Total Expenses to Average Net Assets	0.18%	0.22%	0.24%	0.29%	0.30%[5]
Ratio of Net Investment Income to
Average Net Assets	3.09%	4.25%	3.11%	3.90%	3.81%[5]
Portfolio Turnover Rate [6]	5%	8%	8%	10%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Includes increases from purchase and redemption fees of $.00, $.00, $.07, $.06, and $.01.

4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

5 Annualized.

6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Financial Highlights

ETF Shares
	Six Months				Nov. 1,
	Ended				2010[1] to
		Year Ended October 31,
	April 30,				Oct. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$56.54	$57.64	$52.60	$45.39	$49.97
Investment Operations
Net Investment Income	.923	2.437	1.713[2]	1.820[2]	1.848[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	3.063	(1.120)	5.869	7.460	(5.981)
Total from Investment Operations	3.986	1.317	7.582	9.280	(4.133)
Distributions
Dividends from Net Investment Income	(1.376)	(2.417)	(2.542)	(2.070)	(.447)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.376)	(2.417)	(2.542)	(2.070)	(.447)
Net Asset Value, End of Period	$59.15	$56.54	$57.64	$52.60	$45.39

Total Return	7.29%	2.51%	14.77%	21.44%	-8.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,139	$2,203	$1,306	$381	$173
Ratio of Total Expenses to Average Net Assets	0.20%	0.24%	0.27%	0.32%	0.35%[4]
Ratio of Net Investment Income to
Average Net Assets	3.07%	4.23%	3.08%	3.87%	3.76%[4]
Portfolio Turnover Rate [5]	5%	8%	8%	10%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.00, $.02, $.03, and $.04.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Notes to Financial Statements

Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance

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Global ex-U.S. Real Estate Index Fund

returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at April 30, 2015.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and for the period ended April 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

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Global ex-U.S. Real Estate Index Fund

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At April 30, 2015, the fund had contributed capital of $298,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.12% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

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Global ex-U.S. Real Estate Index Fund

The following table summarizes the market value of the fund’s investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	169,411	3,597,975	4,767
Temporary Cash Investments	143,518	2,300	—
Futures Contracts—Liabilities[1]	(15)	—	—
Total	312,914	3,600,275	4,767
1 Represents variation margin on the last day of the reporting period.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; such differences are primarily attributed to the tax treatment of unrealized appreciation on passive foreign investment companies. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. Passive foreign investment companies had unrealized appreciation of $33,963,000 at April 30, 2015.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2014, the fund had available capital losses totaling $19,687,000 to offset future net capital gains. Of this amount, $1,948,000 is subject to expiration on October 31, 2019. Capital losses of $17,739,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October, 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2015, the cost of investment securities for tax purposes was $3,734,751,000. Net unrealized appreciation of investment securities for tax purposes was $183,220,000, consisting of unrealized gains of $306,744,000 on securities that had risen in value since their purchase and $123,524,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2015, the fund purchased $943,271,000 of investment securities and sold $79,939,000 of investment securities, other than temporary cash investments. Purchases and sales include $725,962,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Global ex-U.S. Real Estate Index Fund

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		April 30, 2015	October 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	17,916	793	31,515	1,441
Issued in Lieu of Cash Distributions	1,248	59	3,300	155
Redeemed [2]	(6,835)	(306)	(136,775)	(6,126)
Net Increase (Decrease)—Investor Shares	12,329	546	(101,960)	(4,530)
Admiral Shares
Issued[1]	63,479	1,869	212,469	6,271
Issued in Lieu of Cash Distributions	6,418	199	7,203	218
Redeemed [2]	(25,385)	(756)	(39,745)	(1,182)
Net Increase (Decrease)—Admiral Shares	44,512	1,312	179,927	5,307
Institutional Shares
Issued[1]	35,241	308	138,447	1,216
Issued in Lieu of Cash Distributions	2,827	26	4,204	38
Redeemed [2]	(6,929)	(62)	(54,706)	(497)
Net Increase (Decrease)—Institutional Shares	31,139	272	87,945	757
ETF Shares
Issued[1]	801,133	14,103	1,118,382	19,503
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [2]	—	—	(176,781)	(3,200)
Net Increase (Decrease)—ETF Shares	801,133	14,103	941,601	16,303
1 Includes purchase fees for fiscal 2015 and 2014 of $365,000 and $666,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2015 and 2014 of $75,000 and $274,000, respectively (fund totals).

At April 30, 2015, one shareholder was the record or beneficial owner of 33% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio.

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2015, that would require recognition or disclosure in these financial statements.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended April 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global ex-U.S. Real Estate Index Fund	10/31/2014	4/30/2015	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,072.39	$1.85
ETF Shares	1,000.00	1,072.92	1.03
Admiral Shares	1,000.00	1,072.74	1.23
Institutional Shares	1,000.00	1,073.29	0.93
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.01	$1.81
ETF Shares	1,000.00	1,023.80	1.00
Admiral Shares	1,000.00	1,023.60	1.20
Institutional Shares	1,000.00	1,023.90	0.90

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.36% for Investor Shares, 0.20% for ETF Shares, 0.24% for Admiral Shares, and 0.18% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

34

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Global ex-U.S. Real Estate Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interest of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2010, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

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Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments. This yield may include some payments that represent a return of capital, capital gains distributions, or both by the underlying stocks.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

36

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, Amerigroup Corporation (managed health care), the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International PLC (diversified manufacturing and services), Hewlett-Packard Co. (electronic computer manufacturing), and Delphi Automotive PLC (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels), the University Medical Center at Princeton, the Robert Wood Johnson Foundation, and the Center for Talent Innovation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Investment Advisory Committee of Major League Baseball.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Trustee of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center and of the Advisory Board of the Parthenon Group (strategy consulting).

Executive Officers

Glenn Booraem

Born 1967. Controller Since July 2010. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Mortimer J. Buckley Kathleen C. Gubanich Paul A. Heller Martha G. King John T. Marcante	Chris D. McIsaac Michael S. Miller James M. Norris Glenn W. Reed

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7382 062015

Semiannual Report | April 30, 2015

Vanguard Emerging Markets Stock Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	30
Trustees Approve Advisory Arrangement.	32
Glossary.	33

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended April 30, 2015
Total
Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	3.49%
FTSE Emerging Markets ETF Shares
Market Price	3.59
Net Asset Value	3.61
Admiral™ Shares	3.59
Institutional Shares	3.61
Institutional Plus Shares	3.62
FTSE Emerging Index	3.98
Emerging Markets Funds Average	0.82

Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2014, Through April 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Emerging Markets Stock Index Fund
Investor Shares	$27.02	$27.82	$0.130	$0.000
FTSE Emerging Markets ETF Shares	42.66	43.93	0.245	0.000
Admiral Shares	35.49	36.54	0.203	0.000
Institutional Shares	26.99	27.79	0.157	0.000
Institutional Plus Shares	89.77	92.43	0.532	0.000

1

Chairman’s Letter

Dear Shareholder,

International stocks made solid gains over the six months ended April 30, 2015. Monetary easing and growing consumer confidence helped offset concerns about worryingly low inflation, the downshift in economic activity in China, and uncertainty in Europe. Although Pacific and European developed markets produced results that were a little higher than those of U.S. stocks, emerging markets didn’t fare quite as well.

Against this backdrop, Vanguard Emerging Markets Stock Index Fund returned more than 3%. The fund’s result was in line with that of its benchmark, the FTSE Emerging Index, and ahead of the average return of its peers.

Stocks from China contributed most significantly to performance. From a sector standpoint, financial holdings helped most, while oil and gas stocks stifled results.

After the close of the fiscal half year, Vanguard announced important changes to your fund. With the aim of broadening its diversification, the fund will transition over a period of approximately one year from its current benchmark, the FTSE Emerging Index, to the FTSE Emerging Markets All Cap China A Inclusion Index. The new benchmark will expand the fund’s reach to small-capitalization stocks in addition to the large- and mid-cap stocks it already invests in.

2

It will also add exposure to China A-shares—shares of companies based in mainland China that trade on the Shanghai and Shenzhen stock exchanges. Foreign ownership of these securities is regulated, but Vanguard has received a quota to invest in them, which will make our fund the first major emerging markets fund to provide this breadth and depth of exposure to Chinese A-shares.

Japan’s strong showing led international returns

For U.S. investors, international stocks returned 6%. Still, results were restrained by the dollar’s strength against many foreign currencies. Returns for the developed markets of the Pacific region, led by Japan, exceeded those of Europe and emerging markets. (You can read about Vanguard’s assessment of Japan’s economy in Japan: The Long Road Back to Inflation, available at vanguard.com/ research. This is part of the Global Macro Matters series produced by our economists.)

U.S. stocks returned almost 5% for the six months, despite stretches of shakiness. In two of those months, stocks declined. In two others, they were virtually unchanged or gained less than 1%. February’s surge of almost 6%, the largest monthly gain since October 2011, lifted stocks for the period.

Market Barometer

			Total Returns
		Periods Ended April 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	4.75%	13.00%	14.47%
Russell 2000 Index (Small-caps)	4.65	9.71	12.73
Russell 3000 Index (Broad U.S. market)	4.74	12.74	14.33
FTSE All-World ex US Index (International)	6.00	3.53	6.40

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.06%	4.46%	4.12%
Barclays Municipal Bond Index (Broad tax-exempt market)	1.17	4.80	4.75
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.03	0.05

CPI
Consumer Price Index	-0.35%	-0.20%	1.65%

3

The Federal Reserve’s careful approach to potentially raising short-term interest rates helped stocks along, as did monetary stimulus efforts by other nations’ central banks. These factors offset concerns that ranged from Greece’s debt crisis to the negative effect of the strong U.S. dollar on the profits of U.S.-based multinational companies.

Stimulus policies and demand have driven up bond prices

Like equities, bonds have benefited from accommodative monetary policies from the world’s central banks. Investor demand for the perceived safety of fixed income assets has also boosted bond returns.

The broad U.S. taxable bond market returned 2.06% for the period, and the yield of the 10-year U.S. Treasury note ended April at 2.04%, down from 2.31% six months earlier. (Bond prices and yields move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –4.83% as foreign currencies’ weakness relative to the dollar affected results. For international bonds hedged to eliminate the effect of changes in currency exchange rates, returns were positive.

Expense Ratios
Your Fund Compared With Its Peer Group

						Peer
	Investor	ETF	Admiral	Institutional	Institutional	Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Emerging Markets Stock Index Fund	0.33%	0.15%	0.15%	0.12%	0.10%	1.57%

The fund expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2015, the fund’s annualized expense ratios were 0.33% for Investor Shares, 0.14% for FTSE Emerging Markets ETF Shares, 0.15% for Admiral Shares, 0.12% for Institutional Shares, and 0.10% for Institutional Plus Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2014.

Peer group: Emerging Markets Funds.

4

Returns of money market funds and savings accounts remained checked by the Fed’s target of 0%–0.25% for short-term interest rates.

The fund’s gains in a few countries were offset a bit by losses in others

The Emerging Markets Stock Index Fund offers investors exposure to stocks of companies located in developing countries around the world. Investing in emerging

International stocks—an opportunity for further diversification

International stocks led global stock markets out of the Great Recession in 2009. Since then, they’ve trailed the broad U.S. stock market in every year but one.

Despite the underperformance of the last several years, international stocks—which represent about half of the world’s market capitalization—can still help U.S.-based investors diversify their portfolios.

As the chart below shows, U.S. and international stocks have periodically swapped market leadership positions as differing market and economic forces caused their returns to vary.

Of course, the timing of these changes is impossible to predict.

Global diversification can help U.S. investors reduce their portfolio’s volatility over time by mitigating losses when domestic stocks do poorly and adding to returns when foreign stocks shine. (For more insight, see Global Equities: Balancing Home Bias and Diversification, available at vanguard.com/research.)

Trailing 12-month return differential between U.S. and non-U.S. stocks

Notes: U.S. equities are represented by MSCI USA Index; international equities are represented by MSCI World Index ex USA from 1970 through 1987 and MSCI All Country World Index ex USA thereafter. Data are from December 31, 1984, through December 31, 2014.

Sources: Vanguard, Thomson Reuters Datastream, and MSCI.

5

markets is not for the faint of heart. Steep highs and lows are their hallmark, and their stocks tend to be more volatile than those in developed markets. While this could imply that emerging markets stocks may be able to produce greater long-term returns, they also come with a higher degree of risk.

As I mentioned earlier in this letter, emerging markets stocks didn’t keep pace with the broader international stock market. As a group, they returned about 4% for the six months.

Of the more than 20 countries represented in the FTSE Emerging Index, only seven ended the period on a positive note. Results among the bigger countries varied dramatically: Stocks from China, Taiwan, and South Africa posted gains, but Brazilian and Indian stocks lost ground.

Chinese stocks—which accounted for more than 25% of the index, on average, for the period—returned about 32% and added most notably to the fund’s return. Although China’s economy continued to weaken, its stock market surged as the nation’s government grew more aggressive in its efforts to stabilize growth through monetary easing.

Stocks from Taiwan and South Africa also added significantly to performance; those from Hong Kong, the Philippines, Hungary, and Peru made modest contributions.

These gains were partially offset by negative results from the remaining countries held in the index. Brazilian stocks, the most notable detractors, tumbled amid falling commodities prices and a corruption scandal involving the country’s largest oil producer. Holdings in Mexico, Malaysia, and India also weighed on performance.

Six of the ten sectors represented in the index posted gains. Holdings in financials added most to returns, led by banks and life insurance companies. At the other end of the performance spectrum, stocks in the oil and gas sector slumped amid the sharp drop in the price of oil.

Promoting good corporate governance is one way we protect your interests

Our core purpose is “to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.” This involves more than offering smart investments, trustworthy guidance, and low fees. It also means working with the companies held by Vanguard funds to make sure that your interests remain paramount.

How do we meet that responsibility?

As one of the world’s largest investment managers, we are making our voice heard in corporate boardrooms to promote the highest standards of stewardship. Our advocacy encompasses a range of corporate governance issues, including

6

executive compensation and succession planning, board composition and effectiveness, oversight of strategy and risk, and communication with shareholders.

We also exert our influence in a very important way when Vanguard funds cast their proxy votes at companies’ shareholder meetings.

Most of these votes take place at this time of year, making it an appropriate time to remind you that we work hard to represent your best interests. Good governance, we believe, is essential for any company seeking to maximize its long-term returns to shareholders. You can learn more about our efforts at vanguard.com/corporategovernance.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III

Chairman and Chief Executive Officer May 14, 2015

7

Emerging Markets Stock Index Fund

Fund Profile
As of April 30, 2015

Share-Class Characteristics

FTSE
Emerging
	Investor	Admiral	Institutional	Institutional	Markets ETF
	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VEIEX	VEMAX	VEMIX	VEMRX	VWO
Expense Ratio[1]	0.33%	0.15%	0.12%	0.10%	0.15%

Portfolio Characteristics
			FTSE
			Global
		FTSE	All Cap
		Emerging	ex US
	Fund	Index	Index
Number of Stocks	1,027	938	5,629
Median Market Cap	$19.4B	$19.5B	$26.3B
Price/Earnings Ratio	17.1x	17.0x	19.4x
Price/Book Ratio	2.0x	1.9x	1.8x
Return on Equity	18.1%	18.1%	14.4%
Earnings Growth
Rate	12.2%	12.2%	10.8%
Dividend Yield	2.4%	2.6%	2.7%
Turnover Rate
(Annualized)	5%	—	—
Short-Term
Reserves	0.0%	—	—

Volatility Measures
		FTSE Global
	Spliced	All Cap
	Emerging	ex US
	Mkts Index	Index
R-Squared	0.99	0.79
Beta	1.02	1.04

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	3.1%
Tencent Holdings Ltd.	Internet	2.9
China Mobile Ltd.	Mobile
	Telecommunications	2.0
China Construction Bank
Corp.	Banks	1.9
Industrial & Commercial
Bank of China Ltd.	Banks	1.7
Naspers Ltd.	Broadcasting &
	Entertainment	1.5
Bank of China Ltd.	Banks	1.4
Hon Hai Precision	Electrical
Industry Co. Ltd.	Components &
	Equipment	1.0
Petroleo Brasileiro SA	Integrated Oil & Gas	1.0
China Life Insurance Co.
Ltd.	Life Insurance	0.9
Top Ten		17.4%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2015, the annualized expense ratios were 0.33% for Investor Shares, 0.15% for Admiral Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.14% for FTSE Emerging Markets ETF Shares.

8

Emerging Markets Stock Index Fund

Sector Diversification (% of equity exposure)

			FTSE
			Global
		FTSE	All Cap
		Emerging	ex US
	Fund	Index	Index
Basic Materials	7.2%	7.2%	7.8%
Consumer Goods	9.2	9.3	15.3
Consumer Services	7.1	7.1	8.3
Financials	31.3	31.4	26.5
Health Care	2.6	2.5	8.0
Industrials	10.4	10.3	14.1
Oil & Gas	9.2	9.3	6.9
Technology	11.3	11.3	5.2
Telecommunications	7.8	7.7	4.5
Utilities	3.9	3.9	3.4

Market Diversification (% of equity exposure)

			FTSE
			Global
		FTSE	All Cap
		Emerging	ex US
	Fund	Index	Index
Europe	0.0%	0.0%	44.8%
Pacific	0.0%	0.0%	28.7%
Emerging Markets
China	28.4%	28.7%	5.2%
Taiwan	14.1	14.1	3.1
India	10.8	10.7	2.1
South Africa	9.4	9.4	1.6
Brazil	9.1	9.1	1.7
Mexico	4.9	4.9	0.9
Russia	4.5	4.5	0.8
Malaysia	4.3	4.3	0.8
Thailand	2.6	2.6	0.5
Indonesia	2.4	2.4	0.5
Poland	1.8	1.8	0.3
Philippines	1.8	1.8	0.4
Turkey	1.6	1.6	0.3
Chile	1.4	1.3	0.3
Other	2.7	2.8	0.6
Subtotal	99.8%	100.0%	19.1%
North America	0.2%	0.0%	6.9%
Middle East	0.0%	0.0%	0.5%

9

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2004, Through April 30, 2015

For a benchmark description, see the Glossary.
Note: For 2015, performance data reflect the six months ended April 30, 2015.

Average Annual Total Returns: Periods Ended March 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/4/1994	2.90%	1.67%	8.02%
FTSE Emerging Markets ETF Shares	3/4/2005
Market Price		3.35	1.79	8.17
Net Asset Value		3.05	1.82	8.16
Admiral Shares	6/23/2006	3.08	1.82	6.15[1]
Institutional Shares	6/22/2000	3.08	1.87	8.22
Institutional Plus Shares	12/15/2010	3.10	—	-0.54[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

10

Emerging Markets Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of April 30, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Brazil
Ambev SA	50,068,155	314,738	0.5%
Itau Unibanco Holding SA ADR	23,939,971	306,910	0.4%
Itau Unibanco Holding SA Preference Shares	22,280,186	284,922	0.4%
BRF SA	12,538,464	268,002	0.4%
Banco Bradesco SA Preference Shares	23,652,123	252,461	0.4%
Banco Bradesco SA ADR	22,042,141	235,631	0.3%
Brazil—Other †		4,588,793	6.7%
		6,251,457	9.1%

Chile †		937,432	1.4%

China
* Tencent Holdings Ltd.	97,470,460	2,011,681	2.9%
China Mobile Ltd.	95,264,567	1,360,691	2.0%
China Construction Bank Corp.	1,316,251,913	1,277,731	1.9%
Industrial & Commercial Bank of China Ltd.	1,314,685,003	1,140,438	1.7%
Bank of China Ltd.	1,373,834,177	941,356	1.4%
China Life Insurance Co. Ltd.	134,354,470	652,060	1.0%
Ping An Insurance Group Co. of China Ltd.	45,050,488	644,278	0.9%
CNOOC Ltd.	290,351,252	495,111	0.7%
PetroChina Co. Ltd.	380,965,479	491,356	0.7%
China Petroleum & Chemical Corp.	460,665,372	434,761	0.6%
China Overseas Land & Investment Ltd.	73,707,276	307,019	0.5%
Agricultural Bank of China Ltd.	466,202,065	262,463	0.4%
China Pacific Insurance Group Co. Ltd.	47,432,594	257,097	0.4%
China Merchants Bank Co. Ltd.	82,892,905	248,815	0.4%
China Telecom Corp. Ltd.	292,257,683	216,507	0.3%
CITIC Ltd.	100,238,674	200,526	0.3%
* China Unicom Hong Kong Ltd.	104,562,248	196,381	0.3%
China Shenhua Energy Co. Ltd.	62,186,925	161,503	0.2%

11

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China Communications Construction Co. Ltd.	81,858,504	148,889	0.2%
	China Resources Land Ltd.	37,700,771	136,786	0.2%
	PICC Property & Casualty Co. Ltd.	59,675,895	132,214	0.2%
	China CITIC Bank Corp. Ltd.	138,877,719	125,941	0.2%
	China Resources Power Holdings Co. Ltd.	35,203,048	106,195	0.2%
	China Railway Group Ltd.	70,772,408	99,319	0.1%
	China Merchants Holdings International Co. Ltd.	20,950,610	95,046	0.1%
	Sinopharm Group Co. Ltd.	19,269,700	91,527	0.1%
	Dongfeng Motor Group Co. Ltd.	54,086,744	89,857	0.1%
	Zhuzhou CSR Times Electric Co. Ltd.	9,247,000	78,628	0.1%
	China Longyuan Power Group Corp. Ltd.	62,624,800	77,611	0.1%
	China Railway Construction Corp. Ltd.	35,021,765	69,929	0.1%
*,1	China CNR Corp. Ltd.	33,654,000	68,739	0.1%
	China Resources Enterprise Ltd.	22,394,860	68,604	0.1%
*	China Taiping Insurance Holdings Co. Ltd.	18,420,420	68,434	0.1%
	China Oilfield Services Ltd.	33,135,800	68,035	0.1%
^	CSR Corp. Ltd.	34,403,377	66,322	0.1%
*,1	CGN Power Co. Ltd.	114,537,878	64,092	0.1%
	Kunlun Energy Co. Ltd.	51,929,230	61,648	0.1%
	China State Construction International Holdings Ltd.	29,074,872	56,037	0.1%
1	People’s Insurance Co. Group of China Ltd.	68,121,000	47,168	0.1%
	AviChina Industry & Technology Co. Ltd.	40,588,000	45,984	0.1%
*,^	China COSCO Holdings Co. Ltd.	49,171,000	45,208	0.1%
	China Resources Gas Group Ltd.	12,314,100	42,765	0.1%
	Air China Ltd.	33,636,748	40,570	0.1%
	Sinopec Shanghai Petrochemical Co. Ltd.	65,940,788	39,838	0.1%
*	China Cinda Asset Management Co. Ltd.	57,827,000	34,317	0.1%
^,1	China Galaxy Securities Co. Ltd.	20,783,500	33,992	0.1%
	Huadian Power International Corp. Ltd.	29,726,000	32,912	0.1%
^	China Coal Energy Co. Ltd.	48,199,800	31,683	0.1%
	Metallurgical Corp. of China Ltd.	53,594,937	31,628	0.1%
	China Southern Airlines Co. Ltd.	31,578,000	31,032	0.0%
^	Beijing Capital International Airport Co. Ltd.	28,232,564	30,008	0.0%
^	China Power International Development Ltd.	46,263,469	29,824	0.0%
^	Huaneng Renewables Corp. Ltd.	62,718,000	27,383	0.0%
	Franshion Properties China Ltd.	65,604,094	26,505	0.0%
	China Communications Services Corp. Ltd.	46,901,973	26,431	0.0%
	Sinotrans Ltd.	34,096,000	26,094	0.0%
^	Huadian Fuxin Energy Corp. Ltd.	47,929,852	25,780	0.0%
*	China Eastern Airlines Corp. Ltd.	29,684,000	22,921	0.0%
	China Resources Cement Holdings Ltd.	35,502,686	22,564	0.0%
1	Sinopec Engineering Group Co. Ltd.	20,530,272	22,160	0.0%
	China Agri-Industries Holdings Ltd.	38,092,961	21,753	0.0%
	Angang Steel Co. Ltd.	20,382,374	16,938	0.0%
	China BlueChemical Ltd.	35,079,405	15,623	0.0%
	China Merchants Property Development Co. Ltd. Class B	4,178,770	12,293	0.0%
^	China Machinery Engineering Corp.	8,117,639	10,776	0.0%
^	Harbin Electric Co. Ltd.	11,938,000	9,792	0.0%
*,^	China Foods Ltd.	12,701,506	9,511	0.0%
*,^	CITIC Resources Holdings Ltd.	50,156,000	8,981	0.0%
*	Sinofert Holdings Ltd.	28,510,000	7,837	0.0%
1	China—Other †		5,685,121	8.3%
			19,589,019	28.5%

12

Emerging Markets Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Colombia †		471,499	0.7%

Czech Republic †		150,529	0.2%

Egypt †		230,010	0.3%

Hungary †		181,549	0.3%

India
Infosys Ltd.	17,314,381	528,517	0.8%
Housing Development Finance Corp. Ltd.	28,445,455	523,201	0.8%
Reliance Industries Ltd.	28,653,427	388,618	0.6%
Tata Consultancy Services Ltd.	8,574,660	332,037	0.5%
Sun Pharmaceutical Industries Ltd.	18,534,728	273,567	0.4%
* ICICI Bank Ltd.	50,971,811	266,294	0.4%
Oil & Natural Gas Corp. Ltd.	37,483,702	179,044	0.3%
Coal India Ltd.	24,529,548	139,698	0.2%
State Bank of India	26,880,740	113,938	0.2%
NTPC Ltd.	36,834,912	87,027	0.1%
Power Grid Corp. of India Ltd.	25,518,522	57,088	0.1%
Bharat Heavy Electricals Ltd.	10,740,440	40,194	0.1%
Bharat Petroleum Corp. Ltd.	3,275,476	39,385	0.1%
Indian Oil Corp. Ltd.	5,805,012	32,962	0.1%
Rural Electrification Corp. Ltd.	6,533,837	32,017	0.1%
GAIL India Ltd.	5,560,566	31,524	0.0%
NMDC Ltd.	14,216,931	28,624	0.0%
Power Finance Corp. Ltd.	5,975,404	24,943	0.0%
* Bank of Baroda	7,927,770	21,063	0.0%
Steel Authority of India Ltd.	18,178,628	19,840	0.0%
Bharat Electronics Ltd.	350,121	16,948	0.0%
Oil India Ltd.	2,242,980	16,137	0.0%
Punjab National Bank	6,325,972	15,871	0.0%
Hindustan Petroleum Corp. Ltd.	1,462,903	14,375	0.0%
NHPC Ltd.	27,955,708	8,682	0.0%
Canara Bank	1,388,928	8,261	0.0%
* Bank of India	2,191,539	7,459	0.0%
IDBI Bank Ltd.	5,806,899	6,801	0.0%
Union Bank of India	2,030,318	4,587	0.0%
* Mangalore Refinery & Petrochemicals Ltd.	3,711,949	4,083	0.0%
Oriental Bank of Commerce	1,194,783	3,823	0.0%
* State Bank of India GDR	79,048	3,326	0.0%
* Corp Bank	2,410,755	2,158	0.0%
India—Other †		4,122,644	6.0%
		7,394,736	10.8%
Indonesia
Telekomunikasi Indonesia Persero Tbk PT	909,964,405	183,013	0.3%
Bank Rakyat Indonesia Persero Tbk PT	194,110,700	173,302	0.2%
Bank Mandiri Persero Tbk PT	168,497,780	138,596	0.2%
Bank Negara Indonesia Persero Tbk PT	138,819,061	68,510	0.1%
Perusahaan Gas Negara Persero Tbk PT	200,298,604	63,134	0.1%
Semen Indonesia Persero Tbk PT	55,034,604	52,923	0.1%
Jasa Marga Persero Tbk PT	37,539,000	17,884	0.0%

13

Emerging Markets Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Tambang Batubara Bukit Asam Persero Tbk PT	16,558,825	11,906	0.0%
* Aneka Tambang Persero Tbk PT	61,919,500	3,785	0.0%
Indonesia—Other †		905,495	1.3%
		1,618,548	2.3%
Malaysia
Public Bank Bhd. (Local)	56,752,000	310,260	0.4%
Tenaga Nasional Bhd.	63,679,107	256,292	0.4%
1 Malaysia—Other †		2,386,295	3.5%
		2,952,847	4.3%
Mexico
America Movil SAB de CV	523,515,568	549,722	0.8%
* Fomento Economico Mexicano SAB de CV	39,021,466	353,742	0.5%
* Grupo Televisa SAB	47,518,746	345,844	0.5%
Wal-Mart de Mexico SAB de CV	101,467,630	239,681	0.3%
Mexico—Other †		1,897,487	2.8%
		3,386,476	4.9%

Morocco †		1,308	0.0%

Peru †		190,959	0.3%

Philippines †		1,205,879	1.7%

Poland †		1,236,377	1.8%

Russia
Gazprom OAO ADR	56,350,052	330,152	0.5%
Sberbank of Russia	196,348,048	292,422	0.4%
Lukoil OAO ADR	5,628,503	287,929	0.4%
Magnit PJSC GDR	5,037,146	276,351	0.4%
Gazprom OAO	86,081,293	255,921	0.4%
VTB Bank OJSC	58,129,231,072	73,721	0.1%
Rosneft OAO GDR	14,876,183	73,402	0.1%
AK Transneft OAO Preference Shares	28,866	67,878	0.1%
VTB Bank OJSC GDR	18,643,874	46,112	0.1%
Rosneft OAO	6,628,175	32,944	0.1%
RusHydro JSC	2,341,602,363	27,130	0.0%
* Bashneft OAO	400,000	16,629	0.0%
* Inter RAO UES JSC	416,774,509	9,833	0.0%
Federal Grid Co. Unified Energy System JSC	5,323,286,228	7,310	0.0%
Aeroflot - Russian Airlines OJSC	9,430,172	6,958	0.0%
* Rosseti JSC	407,033,605	4,144	0.0%
Sberbank of Russia ADR	228,580	1,357	0.0%
Russia—Other †		1,306,179	1.9%
		3,116,372	4.5%
South Africa
Naspers Ltd.	6,597,498	1,035,054	1.5%
MTN Group Ltd.	31,902,842	640,575	0.9%
Sasol Ltd.	9,980,456	401,848	0.6%
Standard Bank Group Ltd.	21,739,228	318,652	0.5%
FirstRand Ltd.	54,730,311	261,452	0.4%
Steinhoff International Holdings Ltd.	37,744,619	239,500	0.3%
South Africa—Other †		3,539,624	5.2%
		6,436,705	9.4%

14

Emerging Markets Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd.	250,584,845	1,206,384	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	37,103,778	906,816	1.3%
Hon Hai Precision Industry Co. Ltd.	230,698,722	691,277	1.0%
MediaTek Inc.	26,263,192	337,592	0.5%
Fubon Financial Holding Co. Ltd.	130,779,336	281,248	0.4%
Nan Ya Plastics Corp.	102,811,253	252,689	0.4%
Cathay Financial Holding Co. Ltd.	142,887,966	249,629	0.4%
Taiwan—Other †		5,681,448	8.3%
		9,607,083	14.0%

Thailand †		1,784,912	2.6%

Turkey †		1,102,708	1.6%

United Arab Emirates †		621,693	0.9%
Total Common Stocks (Cost $62,335,740)		68,468,098	99.6%[2]
Total Other Investments (Cost $6,422) †		7,356	0.0%

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.121% 1,542,659,339	1,542,659	2.3%

5U.S. Government and Agency Obligations †		9,500	0.0%
Total Temporary Cash Investments (Cost $1,552,159)		1,552,159	2.3%[2]
Total Investments (Cost $63,894,321)		70,027,613	101.9%
Other Assets and Liabilities
Other Assets		307,095	0.8%
Liabilities[4]		(1,627,417)	(2.7%)
		(1,320,322)	(1.9%)
Net Assets		68,707,291	100.0%

At April 30, 2015, net assets consisted of:
			Amount
			($000)
Paid-in Capital			67,336,297
Undistributed Net Investment Income			111,182
Accumulated Net Realized Losses			(4,875,495)
Unrealized Appreciation (Depreciation)
Investment Securities			6,133,292
Futures Contracts			2,608
Foreign Currencies			(593)
Net Assets			68,707,291

15

Emerging Markets Stock Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 72,935,130 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,029,122
Net Asset Value Per Share—Investor Shares	$27.82

Admiral Shares—Net Assets
Applicable to 258,155,293 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,432,046
Net Asset Value Per Share—Admiral Shares	$36.54

Institutional Shares—Net Assets
Applicable to 151,560,421 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,211,206
Net Asset Value Per Share—Institutional Shares	$27.79

Institutional Plus Shares—Net Assets
Applicable to 31,433,908 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,905,537
Net Asset Value Per Share—Institutional Plus Shares	$92.43

ETF Shares—Net Assets
Applicable to 1,141,182,767 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	50,129,380
Net Asset Value Per Share—ETF Shares	$43.93

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,224,928,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $344,752,000, representing 0.5% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.9%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $1,303,796,000 of collateral received for securities on loan.
5 Securities with a value of $8,899,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Emerging Markets Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2015
($000)
Investment Income
Income
Dividends[1]	474,461
Interest[2]	201
Securities Lending	20,437
Total Income	495,099
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,093
Management and Administrative—Investor Shares	2,335
Management and Administrative—Admiral Shares	3,050
Management and Administrative—Institutional Shares	607
Management and Administrative—Institutional Plus Shares	159
Management and Administrative—ETF Shares	14,659
Marketing and Distribution—Investor Shares	211
Marketing and Distribution—Admiral Shares	654
Marketing and Distribution—Institutional Shares	458
Marketing and Distribution—Institutional Plus Shares	327
Marketing and Distribution—ETF Shares	4,074
Custodian Fees	17,583
Shareholders’ Reports—Investor Shares	27
Shareholders’ Reports—Admiral Shares	24
Shareholders’ Reports—Institutional Shares	8
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	275
Trustees’ Fees and Expenses	24
Total Expenses	46,568
Net Investment Income	448,531
Realized Net Gain (Loss)
Investment Securities Sold	(576,041)
Futures Contracts	4,776
Foreign Currencies	(7,819)
Realized Net Gain (Loss)	(579,084)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,476,951
Futures Contracts	6,906
Foreign Currencies	326
Change in Unrealized Appreciation (Depreciation)	2,484,183
Net Increase (Decrease) in Net Assets Resulting from Operations	2,353,630
1 Dividends are net of foreign withholding taxes of $46,629,000.
2 Interest income from an affiliated company of the fund was $186,000.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	448,531	1,704,321
Realized Net Gain (Loss)	(579,084)	(1,371,709)
Change in Unrealized Appreciation (Depreciation)	2,484,183	1,471,560
Net Increase (Decrease) in Net Assets Resulting from Operations	2,353,630	1,804,172
Distributions
Net Investment Income
Investor Shares	(9,787)	(54,715)
Admiral Shares	(51,082)	(211,231)
Signal Shares	—	(27,666)
Institutional Shares	(23,284)	(107,801)
Institutional Plus Shares	(17,036)	(74,398)
ETF Shares	(280,342)	(1,306,758)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(381,531)	(1,782,569)
Capital Share Transactions
Investor Shares	(89,562)	(135,545)
Admiral Shares	284,427	1,834,672
Signal Shares	—	(1,387,323)
Institutional Shares	86,443	402,491
Institutional Plus Shares	72,565	410,168
ETF Shares	692,476	(2,957,902)
Net Increase (Decrease) from Capital Share Transactions	1,046,349	(1,833,439)
Total Increase (Decrease)	3,018,448	(1,811,836)
Net Assets
Beginning of Period	65,688,843	67,500,679
End of Period[1]	68,707,291	65,688,843

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $111,182,000 and $52,001,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$27.02	$26.78	$26.36	$26.39	$29.49	$23.90
Investment Operations
Net Investment Income	.157	.672	.667	.576	.589	.521[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	.773	.271	.548	.237	(3.255)	5.383
Total from Investment Operations	.930	.943	1.215	.813	(2.666)	5.904
Distributions
Dividends from Net Investment Income	(.130)	(.703)	(.795)	(. 843)	(. 434)	(. 314)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.130)	(.703)	(.795)	(. 843)	(. 434)	(. 314)
Net Asset Value, End of Period	$27.82	$27.02	$26.78	$26.36	$26.39	$29.49

Total Return[3]	3.49%	3.59%	4.78%	3.30%	-9.20%	24.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,029	$2,063	$2,181	$2,333	$2,585	$5,597
Ratio of Total Expenses to
Average Net Assets	0.33%	0.33%	0.33%	0.33%	0.33%	0.35%
Ratio of Net Investment Income to
Average Net Assets	1.23%	2.56%	2.45%	2.38%	2.25%	1.97%
Portfolio Turnover Rate [4]	5%	9%	26%	8%	10%	12%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.02, and $.04. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.

3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$35.49	$35.17	$34.65	$34.71	$38.82	$31.45
Investment Operations
Net Investment Income	. 238	. 946	. 940	. 816	. 820	. 696[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	1.015	.361	.709	.311	(4.277)	7.119
Total from Investment Operations	1.253	1.307	1.649	1.127	(3.457)	7.815
Distributions
Dividends from Net Investment Income	(.203)	(.987)	(1.129)	(1.187)	(.653)	(.445)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.203)	(.987)	(1.129)	(1.187)	(.653)	(.445)
Net Asset Value, End of Period	$36.54	$35.49	$35.17	$34.65	$34.71	$38.82

Total Return[3]	3.59%	3.79%	4.94%	3.49%	-9.09%	25.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,432	$8,870	$6,959	$6,801	$6,486	$4,761
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.15%	0.18%	0.20%	0.22%
Ratio of Net Investment Income to
Average Net Assets	1.41%	2.74%	2.63%	2.53%	2.38%	2.10%
Portfolio Turnover Rate [4]	5%	9%	26%	8%	10%	12%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.01, $.02, and $.03. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.

3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$26.99	$26.74	$26.36	$26.42	$29.55	$23.94
Investment Operations
Net Investment Income	.185	.726	.725	. 643	. 657	. 571[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	.772	.283	.532	.225	(3.259)	5.388
Total from Investment Operations	.957	1.009	1.257	.868	(2.602)	5.959
Distributions
Dividends from Net Investment Income	(.157)	(.759)	(. 877)	(. 928)	(. 528)	(. 349)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.157)	(.759)	(. 877)	(. 928)	(. 528)	(. 349)
Net Asset Value, End of Period	$27.79	$26.99	$26.74	$26.36	$26.42	$29.55

Total Return[3]	3.61%	3.85%	4.95%	3.54%	-9.00%	25.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,211	$4,002	$3,558	$2,495	$1,305	$3,473
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.13%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.44%	2.77%	2.66%	2.59%	2.45%	2.17%
Portfolio Turnover Rate [4]	5%	9%	26%	8%	10%	12%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.02, and $.02. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.

3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months				Dec. 15,
	Ended				2010[1] to
		Year Ended October 31,
	April 30,				Oct. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$89.77	$88.97	$87.68	$87.90	$99.35
Investment Operations
Net Investment Income	.622	2.436	2.426	2.131	2.215
Net Realized and Unrealized Gain (Loss)
on Investments [2]	2.570	.904	1.792	.776	(11.911)
Total from Investment Operations	3.192	3.340	4.218	2.907	(9.696)
Distributions
Dividends from Net Investment Income	(.532)	(2.540)	(2.928)	(3.127)	(1.754)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.532)	(2.540)	(2.928)	(3.127)	(1.754)
Net Asset Value, End of Period	$92.43	$89.77	$88.97	$87.68	$87.90

Total Return[3]	3.62%	3.83%	4.99%	3.56%	-9.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,906	$2,754	$2,320	$1,607	$1,581
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%[4]
Ratio of Net Investment Income to
Average Net Assets	1.46%	2.79%	2.68%	2.61%	2.48%[4]
Portfolio Turnover Rate [5]	5%	9%	26%	8%	10%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.01, and $.05. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Emerging Markets Stock Index Fund

Financial Highlights

FTSE Emerging Markets ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$42.66	$42.28	$41.65	$41.73	$46.70	$37.84
Investment Operations
Net Investment Income	.287	1.137	1.129	.984	1.019	.870[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	1.228	.428	.860	.367	(5.174)	8.535
Total from Investment Operations	1.515	1.565	1.989	1.351	(4.155)	9.405
Distributions
Dividends from Net Investment Income	(.245)	(1.185)	(1.359)	(1.431)	(.815)	(.545)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.245)	(1.185)	(1.359)	(1.431)	(.815)	(.545)
Net Asset Value, End of Period	$43.93	$42.66	$42.28	$41.65	$41.73	$46.70

Total Return	3.61%	3.77%	4.97%	3.47%	-9.09%	25.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$50,129	$48,000	$51,083	$57,125	$46,289	$40,817
Ratio of Total Expenses to
Average Net Assets	0.14%	0.15%	0.15%	0.18%	0.20%	0.22%
Ratio of Net Investment Income to
Average Net Assets	1.42%	2.74%	2.63%	2.53%	2.38%	2.10%
Portfolio Turnover Rate [3]	5%	9%	26%	8%	10%	12%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.01, $.02, and $.03. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. Corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares, known as Vanguard FTSE Emerging Markets ETF shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position

24

Emerging Markets Stock Index Fund

in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and for the period ended April 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

25

Emerging Markets Stock Index Fund

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At April 30, 2015, the fund had contributed capital of $5,720,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 2.29% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

26

Emerging Markets Stock Index Fund

The following table summarizes the market value of the fund’s investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	10,429,364	808,459	—
Common Stocks—Other	1,548,301	55,573,689	108,285
Other Investments	—	7,356	—
Temporary Cash Investments	1,542,659	9,500	—
Futures Contracts—Assets[1]	56	—	—
Futures Contracts—Liabilities[1]	(3,000)	—	—
Total	13,517,380	56,399,004	108,285
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $4,064,463,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. At April 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2015	1,000	103,945	(356)
MSCI Emerging Markets Index	June 2015	1,986	103,143	3,699
MSCI Taiwan Index	May 2015	1,000	36,240	(735)
				2,608

Unrealized appreciation (depreciation) on open MSCI Emerging Markets Index and E-mini S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2015, the fund realized net foreign currency losses of $7,819,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

27

Emerging Markets Stock Index Fund

During the six months ended April 30, 2015, the fund realized $137,872,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2014, the fund had available capital losses totaling $4,171,549,000 to offset future net capital gains. Of this amount, $2,165,283,000 is subject to expiration dates; $59,682,000 may be used to offset future net capital gains through October 31, 2016, $1,591,794,000 through October 31, 2017, $212,374,000 through October 31, 2018, and $301,433,000 through October 31, 2019. Capital losses of $2,006,266,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2015, the cost of investment securities for tax purposes was $63,933,749,000. Net unrealized appreciation of investment securities for tax purposes was $6,093,864,000, consisting of unrealized gains of $15,909,009,000 on securities that had risen in value since their purchase and $9,815,145,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2015, the fund purchased $3,497,348,000 of investment securities and sold $2,330,900,000 of investment securities, other than temporary cash investments. Purchases and sales include $432,458,000 and $635,555,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		April 30, 2015	October 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	175,471	6,714	452,183	17,297
Issued in Lieu of Cash Distributions	9,185	364	51,321	1,929
Redeemed	(274,218)	(10,498)	(639,049)	(24,336)
Net Increase (Decrease)—Investor Shares	(89,562)	(3,420)	(135,545)	(5,110)
Admiral Shares
Issued[1]	1,057,623	30,850	2,886,209	82,926
Issued in Lieu of Cash Distributions	44,969	1,356	188,705	5,400
Redeemed	(818,165)	(24,007)	(1,240,242)	(36,247)
Net Increase (Decrease)—Admiral Shares	284,427	8,199	1,834,672	52,079
Signal Shares
Issued	—	—	371,246	11,327
Issued in Lieu of Cash Distributions	—	—	23,257	699
Redeemed[1]	—	—	(1,781,826)	(53,414)
Net Increase (Decrease)—Signal Shares	—	—	(1,387,323)	(41,388)

28

Emerging Markets Stock Index Fund

	Six Months Ended			Year Ended
		April 30, 2015	October 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	620,949	23,829	1,415,770	54,296
Issued in Lieu of Cash Distributions	21,577	856	99,153	3,728
Redeemed	(556,083)	(21,414)	(1,112,432)	(42,784)
Net Increase (Decrease)—Institutional Shares	86,443	3,271	402,491	15,240
Institutional Plus Shares
Issued	338,468	3,853	802,266	9,114
Issued in Lieu of Cash Distributions	15,245	182	66,245	749
Redeemed	(281,148)	(3,277)	(458,343)	(5,261)
Net Increase (Decrease)—Institutional Plus Shares	72,565	758	410,168	4,602
ETF Shares
Issued	1,642,811	39,914	4,796,082	112,270
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(950,335)	(23,800)	(7,753,984)	(195,400)
Net Increase (Decrease)—ETF Shares	692,476	16,114	(2,957,902)	(83,130)

1 Admiral Shares Issued and Signal Shares Redeemed include $1,127,550,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2015, that would require recognition or disclosure in these financial statements.

29

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

30

Six Months Ended April 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Emerging Markets Stock Index Fund	10/31/2014	4/30/2015	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,034.92	$1.67
FTSE Emerging Markets ETF Shares	1,000.00	1,036.07	0.71
Admiral Shares	1,000.00	1,035.90	0.76
Institutional Shares	1,000.00	1,036.06	0.61
Institutional Plus Shares	1,000.00	1,036.17	0.50
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.16	$1.66
FTSE Emerging Markets ETF Shares	1,000.00	1,024.10	0.70
Admiral Shares	1,000.00	1,024.05	0.75
Institutional Shares	1,000.00	1,024.20	0.60
Institutional Plus Shares	1,000.00	1,024.30	0.50

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are 0.33% for Investor Shares, 0.14% for FTSE Emerging Markets ETF Shares, 0.15% for Admiral Shares, 0.12% for Institutional Shares, and 0.10% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

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Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Emerging Markets Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

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Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Emerging Markets Index: Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index through January 9, 2013; FTSE Emerging Transition Index through June 27, 2013; and FTSE Emerging Index thereafter. Benchmark returns are adjusted for withholding taxes.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, Amerigroup Corporation (managed health care), the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International PLC (diversified manufacturing and services), Hewlett-Packard Co. (electronic computer manufacturing), and Delphi Automotive PLC (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels), the University Medical Center at Princeton, the Robert Wood Johnson Foundation, and the Center for Talent Innovation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Investment Advisory Committee of Major League Baseball.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Trustee of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center and of the Advisory Board of the Parthenon Group (strategy consulting).

Executive Officers

Glenn Booraem

Born 1967. Controller Since July 2010. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Mortimer J. Buckley Kathleen C. Gubanich Paul A. Heller Martha G. King John T. Marcante	Chris D. McIsaac Michael S. Miller James M. Norris Glenn W. Reed

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
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© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q5332 062015

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)

Common Stocks (99.5%)[1]
Austria (0.3%)
	Erste Group Bank AG	655,300	18,502
	OMV AG	322,043	10,719
	voestalpine AG	253,854	10,628
	ANDRITZ AG	162,805	9,532
*	IMMOFINANZ AG	2,152,213	6,474
^	Raiffeisen Bank International AG	272,509	4,524
	Vienna Insurance Group AG Wiener Versicherung Gruppe	85,893	3,418
^	Verbund AG	148,861	2,519
	Telekom Austria AG	178,691	1,327
			67,643
Belgium (2.0%)
	Anheuser-Busch InBev NV	1,795,909	218,649
*	KBC Groep NV	618,409	40,687
*	UCB SA	273,913	19,731
	Solvay SA Class A	127,275	18,741
	Delhaize Group SA	228,059	18,359
	Ageas	478,496	17,978
*	Groupe Bruxelles Lambert SA	175,450	15,401
	Umicore SA	242,042	12,031
	Belgacom SA	315,978	11,769
	RTL Group SA	87,262	8,181
	Colruyt SA	147,893	6,990
*	Telenet Group Holding NV	109,261	6,566
	bpost SA	221,567	6,354
			401,437
Denmark (2.6%)
	Novo Nordisk A/S Class B	4,385,782	246,221
	Danske Bank A/S	1,768,280	50,150
	AP Moeller - Maersk A/S Class B	15,165	30,096
	Pandora A/S	266,262	27,521
	Novozymes A/S	518,246	23,910
	Vestas Wind Systems A/S	499,550	22,658
	Carlsberg A/S Class B	238,429	21,737
	AP Moeller - Maersk A/S Class A	10,169	19,605
	Coloplast A/S Class B	225,389	18,397
	TDC A/S	1,798,801	13,695
	DSV A/S	380,019	13,183
	ISS A/S	360,683	12,183
	Chr Hansen Holding A/S	193,194	9,353
*	Jyske Bank A/S	159,184	7,795
	Tryg A/S	55,545	6,032
*	William Demant Holding A/S	55,193	4,539
*	H Lundbeck A/S	131,026	2,549
			529,624
Finland (1.3%)
^	Nokia Oyj	8,440,209	56,950
	Sampo Oyj Class A	1,059,494	51,337
	Kone Oyj Class B	855,788	36,817
	UPM-Kymmene Oyj	1,193,763	21,601
	Fortum Oyj	998,606	19,720
	Wartsila OYJ Abp	350,092	16,062
^	Stora Enso Oyj	1,290,771	13,583
^	Nokian Renkaat Oyj	298,149	9,689
	Metso Oyj	308,128	8,759
	Neste Oil Oyj	288,116	7,836
	Orion Oyj Class B	225,678	7,379
	Kesko Oyj Class B	150,489	6,149
			255,882
France (14.4%)
	Sanofi	2,576,694	262,283
	TOTAL SA	4,573,379	247,649

1

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	BNP Paribas SA	2,198,542	138,841
	AXA SA	4,336,642	109,656
	LVMH Moet Hennessy Louis Vuitton SE	563,843	98,597
	Schneider Electric SE	1,244,014	92,988
	Danone SA	1,254,309	90,765
	Airbus Group NV	1,245,611	86,324
	Societe Generale SA	1,623,927	81,188
	Vivendi SA	2,890,689	72,466
	Orange SA	4,055,815	66,805
^	GDF Suez	3,197,617	65,060
^	Vinci SA	1,049,862	64,393
*	L'Oreal SA	302,586	57,746
	Air Liquide SA	433,081	56,639
	Pernod Ricard SA	441,479	54,869
	Essilor International SA	442,262	53,881
	Cie Generale des Etablissements Michelin	420,042	46,841
	Cie de Saint-Gobain	1,014,771	46,118
*	Carrefour SA	1,329,193	45,829
	Safran SA	626,596	45,784
*	L'Oreal SA Loyalty Line	232,325	44,337
	Renault SA	420,453	44,239
	Air Liquide SA-PRIM	337,631	44,156
	Publicis Groupe SA	451,494	37,867
	Legrand SA	597,813	34,567
	Kering	167,650	31,005
	Cap Gemini SA	340,085	30,300
	Credit Agricole SA	1,813,087	28,209
	Valeo SA	174,728	28,012
^	Accor SA	453,498	24,868
	SES SA	666,673	23,364
	Christian Dior SE	116,257	22,728
*	Veolia Environnement SA	1,046,428	22,142
	Dassault Systemes	284,198	21,899
*	Alcatel-Lucent	6,228,424	21,625
	Sodexo SA	202,930	20,535
	Hermes International	53,401	20,139
	Klepierre	391,316	18,981
	Natixis SA	2,114,485	17,503
^	Bouygues SA	422,493	17,443
	Groupe Eurotunnel SE	1,043,298	16,727
	Lafarge SA (XPAR)	229,091	16,716
^	Technip SA	241,488	16,463
*	Peugeot SA	860,147	16,262
	Zodiac Aerospace	434,990	15,974
	Atos SE	196,972	15,396
*	Alstom SA	487,784	15,323
	Ingenico	121,527	15,248
^	Suez Environnement Co.	731,845	14,926
	Thales SA	228,303	13,898
	Bureau Veritas SA	579,344	13,642
*	Lafarge SA	180,106	13,141
	Eutelsat Communications SA	374,751	13,066
*	Numericable-SFR SAS	228,222	12,671
	Arkema SA	155,849	12,542
	Bollore SA	2,186,550	12,496
	Edenred	458,973	12,305
	Iliad SA	51,925	12,241
	Rexel SA	648,781	12,227
	Electricite de France SA	469,783	11,954
	SCOR SE	326,168	11,739
	STMicroelectronics NV	1,421,876	11,340
	Casino Guichard Perrachon SA	128,079	11,326
	Gecina SA	76,879	10,543
	Societe BIC SA	60,483	10,332

2

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Wendel SA	72,542	8,910
	Lagardere SCA	263,371	8,454
	Aeroports de Paris	64,164	7,910
*	Credit Agricole SA Loyalty Line	497,173	7,735
	Fonciere Des Regions	79,699	7,545
	JCDecaux SA	179,937	7,108
	ICADE	78,455	6,824
	CNP Assurances	365,115	6,562
	Vallourec SA	268,770	6,338
	Eurazeo SA	87,025	6,229
	Eiffage SA	93,181	5,682
	Imerys SA	72,990	5,555
	SEB SA	58,664	5,432
	Ipsen SA	75,794	4,353
^	Societe Television Francaise 1	233,765	4,086
	Remy Cointreau SA	53,071	3,993
	BioMerieux	34,166	3,686
	Euler Hermes Group	29,676	3,244
*	Electricite de France SA Loyalty Line	122,442	3,116
*,^	Air France-KLM	341,683	2,946
			2,892,847
Germany (13.6%)
*	Bayer AG	1,861,832	267,979
	Daimler AG	2,150,534	206,767
	BASF SE	2,078,452	206,490
	Siemens AG	1,864,214	202,793
	Allianz SE	1,024,953	174,462
	SAP SE	2,012,386	152,066
	Deutsche Telekom AG	7,016,881	128,975
	Deutsche Bank AG	3,105,120	99,308
^	Volkswagen AG Preference Shares	345,194	88,869
	Bayerische Motoren Werke AG	732,017	86,352
	Linde AG	416,083	81,307
	Deutsche Post AG	2,139,642	70,455
^	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	340,668	66,498
	E.ON SE	4,168,496	64,895
*	Continental AG	243,160	56,986
	Fresenius SE & Co. KGaA	882,386	52,496
	Henkel AG & Co. KGaA Preference Shares	390,375	45,345
	Fresenius Medical Care AG & Co. KGaA	475,400	39,953
^	adidas AG	471,021	38,594
	Deutsche Boerse AG	413,144	34,235
	Porsche Automobil Holding SE Preference Shares	344,099	32,649
	Merck KGaA	290,179	31,283
	Infineon Technologies AG	2,524,728	29,683
*	Commerzbank AG	2,120,004	28,601
^	RWE AG	1,087,746	27,030
	Henkel AG & Co. KGaA	262,899	26,630
	ThyssenKrupp AG	956,060	25,402
	ProSiebenSat.1 Media AG	478,447	24,462
^	HeidelbergCement AG	316,056	24,261
	Brenntag AG	348,298	20,898
	Beiersdorf AG	224,385	19,518
	GEA Group AG	399,099	19,167
	HUGO BOSS AG	144,739	17,810
	Deutsche Wohnen AG	661,975	17,363
^	Volkswagen AG	65,964	16,710
	Symrise AG	271,613	16,469
^	Hannover Rueck SE	138,869	14,116
	K&S AG	427,603	13,940
*	QIAGEN NV	525,674	12,640
	United Internet AG	264,211	11,813
	Wirecard AG	264,225	11,605
	MTU Aero Engines AG	114,851	11,291

3

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	LANXESS AG	204,551	10,918
	METRO AG	298,450	10,817
	OSRAM Licht AG	194,583	10,251
	MAN SE	79,166	8,589
	Evonik Industries AG	198,370	7,623
	Telefonica Deutschland Holding AG	1,186,308	7,352
*	Deutsche Lufthansa AG	522,885	7,211
*	Kabel Deutschland Holding AG	48,657	6,521
	Fuchs Petrolub SE Preference Shares	153,524	6,467
	Fraport AG Frankfurt Airport Services Worldwide	87,633	5,543
*,2	Zalando SE	173,539	5,334
	Axel Springer SE	93,864	5,236
^	HOCHTIEF AG	61,131	4,723
	Wacker Chemie AG	33,565	4,163
	Fielmann AG	56,315	3,825
	Celesio AG	106,979	3,174
	FUCHS PETROLUB SE	73,968	2,760
^	Talanx AG	83,367	2,652
^	Suedzucker AG	170,324	2,567
	Puma SE	6,037	1,231
	Software AG	1,646	47
	Bilfinger SE	492	25
			2,735,195
Greece (0.1%)
*	Hellenic Telecommunications Organization SA	536,635	4,878
*	National Bank of Greece SA	3,414,955	4,788
	OPAP SA	486,300	4,351
*	Alpha Bank AE	8,814,546	3,089
*	Piraeus Bank SA	4,381,155	1,955
			19,061
Ireland (0.4%)
	Kerry Group plc Class A	328,296	24,147
*	Bank of Ireland	61,933,185	23,942
	Ryanair Holdings plc ADR	274,090	17,775
	Smurfit Kappa Group plc	515,947	15,796
*,^	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			81,660
Italy (3.6%)
	Eni SPA	5,546,437	106,413
	Intesa Sanpaolo SPA (Registered)	27,060,999	90,912
	UniCredit SPA	10,823,685	77,694
	Enel SPA	15,427,374	73,125
	Assicurazioni Generali SPA	2,838,628	55,464
*	Fiat Chrysler Automobiles NV	1,964,824	29,259
*	Telecom Italia SPA (Registered)	23,486,356	27,720
	Luxottica Group SPA	396,113	26,087
	Snam SPA	4,873,722	25,388
	Atlantia SPA	892,693	25,107
	CNH Industrial NV	2,054,372	18,050
*	Tenaris SA	1,072,747	16,471
	Unione di Banche Italiane SCpA	1,935,160	15,360
	Terna Rete Elettrica Nazionale SPA	3,184,451	15,013
*	Telecom Italia SPA (Bearer)	13,555,367	13,046
	Pirelli & C. SPA	748,773	12,955
*	Banco Popolare SC	808,508	12,782
	Mediobanca SPA	1,240,905	12,046
*	Finmeccanica SPA	862,630	11,006
	EXOR SPA	225,368	10,397
	Prysmian SPA	473,378	9,654
*	Mediaset SPA	1,675,792	8,613
*,^	Saipem SPA	555,413	7,364
	Enel Green Power SPA	3,478,348	6,754
^	Banca Monte dei Paschi di Siena SPA	9,775,090	6,024

4

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Davide Campari-Milano SPA	667,325	5,161
	UnipolSai SPA	1,819,726	5,092
^	Mediolanum SPA	562,160	4,719
	Salvatore Ferragamo SPA	105,176	3,271
	UnipolSai SPA B	829,847	2,329
	Parmalat SPA	780,344	2,161
			735,437
Netherlands (4.3%)
	Unilever NV	3,503,503	152,825
*	ING Groep NV	8,694,103	133,381
	ASML Holding NV	731,290	78,696
	Unibail-Rodamco SE	218,953	60,455
	Koninklijke Philips NV	2,047,460	58,648
	Akzo Nobel NV	545,337	41,726
	Koninklijke Ahold NV	2,010,040	38,943
	Heineken NV	492,761	38,819
	Aegon NV	4,270,153	33,691
	Reed Elsevier NV	1,318,572	31,801
	Koninklijke KPN NV	6,995,808	25,939
^	ArcelorMittal	2,246,533	23,906
	Koninklijke DSM NV	392,740	22,398
	Wolters Kluwer NV	668,117	21,645
*	Altice SA	188,787	19,963
	Gemalto NV	179,899	16,713
	Heineken Holding NV	220,654	15,382
	Randstad Holding NV	243,335	14,513
*	NN Group NV	360,049	10,496
	TNT Express NV	1,075,682	9,182
	Boskalis Westminster NV	172,373	8,957
	Koninklijke Vopak NV	152,082	7,983
*	OCI NV	182,314	5,435
*	SBM Offshore NV	348	5
	Fugro NV	120	4
			871,506
Norway (1.1%)
	Statoil ASA	2,152,031	45,624
^	DNB ASA	2,411,364	42,838
	Telenor ASA	1,560,315	35,240
	Yara International ASA	395,564	20,268
^	Norsk Hydro ASA	2,996,518	14,191
	Orkla ASA	1,762,738	13,842
	Schibsted ASA	183,389	11,410
^	Seadrill Ltd.	794,144	10,122
	Marine Harvest ASA	645,393	7,867
^	Gjensidige Forsikring ASA	383,887	6,678
	Subsea 7 SA	589,611	6,549
			214,629
Portugal (0.2%)
	EDP - Energias de Portugal SA	4,340,767	17,356
	Galp Energia SGPS SA	856,841	11,704
*	Banco Comercial Portugues SA	83,760,454	8,341
	Jeronimo Martins SGPS SA	550,884	8,036
	EDP Renovaveis SA	446,881	3,124
*	Banco Espirito Santo SA	8,371,877	73
	Portugal Telecom SGPS SA	31,487	20
			48,654
Spain (5.2%)
*	Banco Santander SA	31,524,871	238,346
	Telefonica SA	9,734,575	148,165
	Banco Bilbao Vizcaya Argentaria SA	13,822,703	138,892
	Iberdrola SA	11,646,462	77,953
	Inditex SA	2,382,623	76,456
	Repsol SA	2,347,636	48,394

5

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Amadeus IT Holding SA	956,770	43,611
*,^	Banco de Sabadell SA	10,050,290	26,879
*	CaixaBank SA	4,492,320	22,532
*	Ferrovial SA	914,700	20,744
	Red Electrica Corp. SA	242,716	20,370
*	Banco Popular Espanol SA	3,486,083	18,138
	Gas Natural SDG SA	689,264	16,948
	Abertis Infraestructuras SA	887,870	16,361
	Grifols SA	371,369	15,758
*	Bankia SA	10,372,183	14,485
	Enagas SA	461,230	14,205
	Endesa SA	709,936	14,066
*	ACS Actividades de Construccion y Servicios SA	386,198	13,608
	Bankinter SA	1,542,080	11,662
	Distribuidora Internacional de Alimentacion SA	1,354,631	10,849
	Mapfre SA	2,274,996	8,454
*	Mediaset Espana Comunicacion SA	491,514	6,662
	Zardoya Otis SA	385,499	4,970
*	Acciona SA	63,322	4,791
*,^	Acerinox SA	295,436	4,311
	Corp Financiera Alba SA	38,493	1,956
			1,039,566
Sweden (4.6%)
	Nordea Bank AB	7,153,379	90,885
^	Hennes & Mauritz AB Class B	2,135,076	84,884
	Telefonaktiebolaget LM Ericsson Class B	6,705,335	73,335
	Swedbank AB Class A	2,350,433	54,654
	Svenska Handelsbanken AB Class A	1,081,881	49,938
^	Volvo AB Class B	3,434,917	47,454
^	Atlas Copco AB Class A	1,391,420	43,430
	Investor AB Class B	1,018,568	41,504
	Skandinaviska Enskilda Banken AB Class A	3,275,337	41,389
	Assa Abloy AB Class B	705,293	40,917
	TeliaSonera AB	5,854,140	36,396
	Svenska Cellulosa AB SCA Class B	1,302,923	32,957
	Sandvik AB	2,424,721	30,646
^	Atlas Copco AB Class B	876,837	24,415
	SKF AB	937,838	22,907
*	Hexagon AB Class B	576,236	21,344
^	Skanska AB Class B	814,664	18,129
	Investment AB Kinnevik	461,091	15,891
	Electrolux AB Class B	499,152	14,946
^	Swedish Match AB	450,838	13,879
	Boliden AB	617,147	13,408
	Alfa Laval AB	703,006	13,122
^	Trelleborg AB Class B	541,304	10,608
	Meda AB Class A	615,596	10,333
	Securitas AB Class B	683,155	10,216
	Getinge AB	408,393	9,926
	Industrivarden AB Class A	436,046	9,347
	Tele2 AB	699,033	9,324
	Industrivarden AB	369,095	7,690
*	Lundin Petroleum AB	473,357	7,662
	Elekta AB Class B	788,380	7,377
^	Husqvarna AB	819,074	6,058
	Holmen AB	110,439	3,654
	Melker Schorling AB	29,468	1,774
	Ratos AB	812	6
	Modern Times Group MTG AB Class B	88	3
			920,408
Switzerland (14.0%)
	Nestle SA	7,178,903	556,970
	Novartis AG	5,242,768	535,141
	Roche Holding AG	1,581,711	452,615

6

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	UBS Group AG	7,700,210	153,830
	ABB Ltd.	5,085,431	111,434
	Cie Financiere Richemont SA	1,149,862	102,491
	Zurich Insurance Group AG	332,037	102,484
	Credit Suisse Group AG	3,593,295	95,104
	Syngenta AG	206,282	69,028
	Swiss Re AG	769,476	68,258
	Holcim Ltd.	511,722	41,107
	Givaudan SA	20,868	39,048
	Actelion Ltd.	236,134	31,071
	Swatch Group AG (Bearer)	68,454	30,603
	Swisscom AG	51,375	30,543
	Adecco SA	372,970	30,396
	Geberit AG	85,058	30,125
	Julius Baer Group Ltd.	489,448	25,618
	SGS SA	11,574	22,426
	Swiss Life Holding AG	72,114	17,113
	Kuehne & Nagel International AG	112,722	16,906
	Schindler Holding AG	99,022	16,751
	Lonza Group AG	116,090	16,414
	Sika AG	4,689	16,094
	Sonova Holding AG	116,450	16,088
	Chocoladefabriken Lindt & Sprungli AG (Registered Shares)	229	14,730
^	Transocean Ltd.	770,131	13,796
*	Baloise Holding AG	104,300	13,573
	Clariant AG	606,389	13,313
	Aryzta AG	187,511	12,653
	Partners Group Holding AG	40,133	12,579
	Chocoladefabriken Lindt & Sprungli AG (Participation Certificates)	2,148	11,738
	Swiss Prime Site AG	130,765	11,465
*	Dufry AG	72,334	10,636
	Galenica AG	11,061	10,328
	Swatch Group AG (Registered)	106,856	9,468
*	GAM Holding AG	380,963	8,595
	PSP Swiss Property AG	88,982	8,300
	Schindler Holding AG (Registered)	46,729	7,784
	Helvetia Holding AG	13,376	7,599
	EMS-Chemie Holding AG	16,218	6,806
	Sulzer AG	52,212	5,826
	Barry Callebaut AG	4,426	5,369
	DKSH Holding AG	60,075	4,728
	Pargesa Holding SA	63,251	4,607
	Banque Cantonale Vaudoise	7,364	4,337
			2,825,888
United Kingdom (31.8%)
	HSBC Holdings plc	43,890,479	438,448
	BP plc	41,058,947	296,136
	GlaxoSmithKline plc	10,945,154	252,799
	British American Tobacco plc	4,196,598	230,578
	Royal Dutch Shell plc Class A	7,152,166	225,512
	Vodafone Group plc	59,808,230	210,719
	AstraZeneca plc	2,840,997	194,970
	Royal Dutch Shell plc Class B	5,521,227	176,768
	Diageo plc	5,670,504	157,428
	Barclays plc	36,910,901	144,413
	Lloyds Banking Group plc	121,684,893	144,110
	Prudential plc	5,744,527	143,026
	BG Group plc	7,661,391	138,776
	BT Group plc	18,841,709	131,414
	Reckitt Benckiser Group plc	1,452,345	129,266
	Rio Tinto plc	2,808,770	125,697
	Unilever plc	2,716,229	119,066
	BHP Billiton plc	4,755,326	114,302
	National Grid plc	8,491,893	114,245

7

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2015

		Market
		Value
	Shares	($000)
Glencore plc	24,026,903	114,143
SABMiller plc	2,128,352	112,661
Shire plc	1,323,373	107,543
Imperial Tobacco Group plc	2,169,839	105,955
Standard Chartered plc	4,558,675	74,636
Aviva plc	8,904,141	71,639
WPP plc	2,958,818	69,005
Rolls-Royce Holdings plc	4,217,540	67,240
Compass Group plc	3,754,174	66,366
Tesco plc	18,293,875	61,663
BAE Systems plc	7,122,834	55,183
ARM Holdings plc	3,173,057	53,915
Legal & General Group plc	13,368,200	53,140
SSE plc	2,224,475	52,707
Royal Dutch Shell plc Class A (Amsterdam Shares)	1,617,019	51,271
Anglo American plc London Shares	2,941,653	49,839
Centrica plc	11,190,045	43,692
Reed Elsevier plc	2,548,436	42,178
Experian plc	2,235,264	39,923
Old Mutual plc	11,020,763	39,533
Sky plc	2,357,915	38,878
Next plc	331,637	37,286
Pearson plc	1,827,363	36,929
Wolseley plc	594,334	35,152
Smith & Nephew plc	2,016,998	34,328
Associated British Foods plc	783,785	34,219
Land Securities Group plc	1,767,410	33,822
ITV plc	8,434,828	32,749
Whitbread plc	405,316	32,547
CRH plc (XDUB)	1,135,535	31,906
Standard Life plc	4,408,437	31,513
Marks & Spencer Group plc	3,697,949	31,316
British Land Co. plc	2,275,193	28,978
Kingfisher plc	5,331,539	28,644
London Stock Exchange Group plc	703,899	27,400
Burberry Group plc	996,673	26,571
Capita plc	1,488,768	26,058
* Royal Bank of Scotland Group plc	4,854,258	25,150
Johnson Matthey plc	461,054	23,573
InterContinental Hotels Group plc	532,306	22,765
United Utilities Group plc	1,530,107	22,762
Bunzl plc	748,275	21,040
GKN plc	3,678,775	19,732
Ashtead Group plc	1,136,245	19,484
CRH plc (XLON)	694,907	19,418
* International Consolidated Airlines Group SA (London Shares)	2,281,682	18,924
Carnival plc	411,667	18,730
Taylor Wimpey plc	7,291,474	18,515
Hammerson plc	1,769,418	18,129
Sage Group plc	2,426,468	18,041
Persimmon plc	687,041	17,839
Travis Perkins plc	557,370	17,716
Barratt Developments plc	2,210,130	17,534
Severn Trent plc	535,350	17,433
3i Group plc	2,168,158	16,796
Mondi plc	826,494	16,735
Direct Line Insurance Group plc	3,377,799	16,491
Aberdeen Asset Management plc	2,254,050	16,368
Randgold Resources Ltd.	209,572	15,949
St. James's Place plc	1,153,292	15,732
G4S plc	3,484,546	15,630
Inmarsat plc	1,007,317	15,511
Smiths Group plc	884,353	15,482
Provident Financial plc	328,274	15,142

8

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	RSA Insurance Group plc	2,293,694	15,005
	Meggitt plc	1,820,272	14,710
	Dixons Carphone plc	2,236,735	14,516
	Intertek Group plc	362,705	14,496
	Rexam plc	1,573,701	13,968
	WM Morrison Supermarkets plc	4,889,755	13,942
	Weir Group plc	475,657	13,675
	Aggreko plc	540,005	13,622
	easyJet plc	486,741	13,459
	Croda International plc	304,813	13,228
	J Sainsbury plc	3,177,126	13,211
	Tullow Oil plc	2,037,488	12,936
	Inchcape plc	1,005,397	12,789
	Schroders plc	254,230	12,610
	Informa plc	1,454,603	12,388
	Amec Foster Wheeler plc	883,773	12,374
	DCC plc	188,999	12,023
	IMI plc	616,906	11,822
	Derwent London plc	224,235	11,803
	Pennon Group plc	898,945	11,798
	Cobham plc	2,558,306	11,606
	DS Smith plc	2,107,583	11,269
	Berkeley Group Holdings plc	284,946	10,971
	Segro plc	1,665,571	10,942
	Investec plc	1,139,804	10,884
	TUI AG-New	581,671	10,846
	Intu Properties plc	2,064,196	10,829
	William Hill plc	1,952,272	10,787
2	Merlin Entertainments plc	1,595,101	10,658
	Admiral Group plc	440,952	10,515
	ICAP plc	1,199,832	10,201
	Royal Mail plc	1,400,547	10,006
	Capital & Counties Properties plc	1,639,081	9,909
	Antofagasta plc	802,057	9,600
	Tate & Lyle plc	1,040,098	9,475
*	Coca-Cola HBC AG	446,973	9,430
	Hikma Pharmaceuticals plc	300,863	9,409
	Hargreaves Lansdown plc	488,307	9,173
	Melrose Industries plc	2,251,381	9,136
	John Wood Group plc	829,592	8,741
	Babcock International Group plc	564,172	8,703
	Rentokil Initial plc	4,098,529	8,430
	Daily Mail & General Trust plc	594,993	8,179
	Petrofac Ltd.	581,189	7,757
	TUI AG-DI	383,129	7,142
^	TalkTalk Telecom Group plc	1,172,294	6,554
	Drax Group plc	898,381	5,489
*	Sports Direct International plc	565,675	5,347
*	Polyus Gold International Ltd.	1,515,206	4,372
	Fresnillo plc	385,964	4,281
^	Ashmore Group plc	862,066	4,075
	Polymetal International plc	486,660	3,953
	Serco Group plc	29,684	61
	Vedanta Resources plc	2,665	26
*	Indivior plc	1,628	5

			6,407,958
Total Common Stocks (Cost $22,122,121)			20,047,395

9

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2015

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.9%)[1]
Money Market Fund (2.8%)
3,4	Vanguard Market Liquidity Fund	0.121%		568,440,680	568,441

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	Federal Home Loan Bank Discount Notes	0.060%	5/1/15	3,000	3,000
5	Federal Home Loan Bank Discount Notes	0.065%	5/13/15	1,000	1,000
5,6	Federal Home Loan Bank Discount Notes	0.070%	5/15/15	1,000	1,000
5,7	Federal Home Loan Bank Discount Notes	0.060%-0.077%	5/20/15	3,400	3,400
5,7	Federal Home Loan Bank Discount Notes	0.140%	7/8/15	500	500

					8,900

Total Temporary Cash Investments (Cost $577,340)					577,341

Total Investments (102.4%) (Cost $22,699,461)					20,624,736
Other Assets and Liabilities—Net (-2.4%)[4]					(490,142)
Net Assets (100%)					20,134,594

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $533,169,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $15,992,000, representing 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $568,441,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $738,000 have been segregated as collateral for open forward currency contracts.
7 Securities with a value of $3,000,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

10

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2015

		Market
		Value
	Shares	($000)

Common Stocks (99.5%)[1]
Australia (17.6%)
Commonwealth Bank of Australia	1,754,417	122,804
Westpac Banking Corp.	3,357,993	96,478
BHP Billiton Ltd.	3,498,826	89,348
Australia & New Zealand Banking Group Ltd.	3,005,403	80,418
National Australia Bank Ltd.	2,579,294	74,685
Wesfarmers Ltd.	1,219,783	42,045
CSL Ltd.	516,667	37,036
Woolworths Ltd.	1,337,628	31,057
Telstra Corp. Ltd.	4,689,041	23,050
Woodside Petroleum Ltd.	781,497	21,552
Rio Tinto Ltd.	475,088	21,416
Macquarie Group Ltd.	317,127	19,431
Scentre Group	5,644,580	16,627
Transurban Group	2,087,251	16,318
AMP Ltd.	3,192,709	16,173
QBE Insurance Group Ltd.	1,463,125	15,781
Westfield Corp.	2,100,822	15,619
Suncorp Group Ltd.	1,402,723	14,506
Brambles Ltd.	1,693,487	14,435
Amcor Ltd.	1,315,594	14,006
Origin Energy Ltd.	1,180,310	11,798
Insurance Australia Group Ltd.	2,503,568	11,474
Goodman Group	1,861,003	9,132
* Newcrest Mining Ltd.	797,406	8,938
APA Group	1,175,148	8,888
Stockland	2,505,520	8,757
AGL Energy Ltd.	719,789	8,635
Aurizon Holdings Ltd.	2,232,997	8,525
Caltex Australia Ltd.	293,435	8,184
Oil Search Ltd.	1,247,291	7,919
Lend Lease Group	584,791	7,389
Ramsay Health Care Ltd.	141,110	6,956
ASX Ltd.	208,194	6,915
GPT Group	1,926,246	6,789
Sonic Healthcare Ltd.	432,449	6,777
Santos Ltd.	1,034,446	6,737
Mirvac Group	3,997,097	6,332
^ Orica Ltd.	398,827	6,320
Dexus Property Group	987,260	5,737
Incitec Pivot Ltd.	1,767,993	5,552
Asciano Ltd.	1,067,537	5,547
James Hardie Industries plc	479,262	5,505
Computershare Ltd.	544,058	5,278
Toll Holdings Ltd.	741,109	5,245
* Medibank Pvt Ltd.	3,002,565	5,242
Tatts Group Ltd.	1,519,798	4,841
Sydney Airport	1,136,305	4,827
Coca-Cola Amatil Ltd.	589,350	4,771
Novion Property Group	2,425,524	4,718
Seek Ltd.	366,072	4,682
Bendigo & Adelaide Bank Ltd.	475,957	4,531
Aristocrat Leisure Ltd.	680,041	4,445
Crown Resorts Ltd.	415,751	4,257
Boral Ltd.	844,717	4,208
Cochlear Ltd.	62,771	4,133
Bank of Queensland Ltd.	397,953	4,087
Federation Centres	1,560,500	3,626
Challenger Ltd.	632,408	3,512
Tabcorp Holdings Ltd.	904,319	3,474
Ansell Ltd.	166,741	3,432
Echo Entertainment Group Ltd.	911,937	3,256

11

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Alumina Ltd.	2,683,036	3,256
*	Qantas Airways Ltd.	1,211,180	3,237
	Treasury Wine Estates Ltd.	714,049	3,132
^	Fortescue Metals Group Ltd.	1,781,356	3,009
	Iluka Resources Ltd.	466,421	2,972
	Healthscope Ltd.	1,171,318	2,625
	IOOF Holdings Ltd.	321,977	2,554
	Orora Ltd.	1,291,473	2,247
^	Flight Centre Travel Group Ltd.	63,249	2,163
	TPG Telecom Ltd.	305,851	2,146
	WorleyParsons Ltd.	236,080	2,121
	REA Group Ltd.	56,388	2,097
	AusNet Services	1,801,397	2,095
	Harvey Norman Holdings Ltd.	598,638	2,076
	DuluxGroup Ltd.	415,268	2,071
	Fairfax Media Ltd.	2,513,725	2,068
	Perpetual Ltd.	46,811	1,993
	Recall Holdings Ltd.	332,488	1,910
^	ALS Ltd.	435,257	1,798
*	CIMIC Group Ltd.	108,302	1,793
	Adelaide Brighton Ltd.	476,208	1,696
	BlueScope Steel Ltd.	597,851	1,645
	Downer EDI Ltd.	461,449	1,605
	CSR Ltd.	541,724	1,557
	Platinum Asset Management Ltd.	241,411	1,437
	OZ Minerals Ltd.	352,464	1,298
	Shopping Centres Australasia Property Group	700,398	1,176
	Macquarie Atlas Roads Group	446,580	1,145
^	Sims Metal Management Ltd.	130,134	1,109
^	Metcash Ltd.	1,016,321	1,061
	Nufarm Ltd.	184,061	1,055
*,^	Whitehaven Coal Ltd.	673,052	877
	Seven West Media Ltd.	708,302	706
^	GWA Group Ltd.	326,117	641
	Sims Metal Management Ltd. ADR	64,094	540
	Seven West Media Ltd.	535,949	530
^	New Hope Corp. Ltd.	254,227	438
*	Newcrest Mining Ltd. ADR	32,727	365
*	BGP Holdings PLC	15,642,708	—
			1,100,400
Hong Kong (9.5%)
	AIA Group Ltd.	13,131,045	87,328
^	Hong Kong Exchanges and Clearing Ltd.	1,253,497	47,784
	Hutchison Whampoa Ltd.	2,188,531	32,175
*	CK Hutchison Holdings Ltd.	1,439,136	31,218
	Sun Hung Kai Properties Ltd.	1,679,118	27,888
	Hang Seng Bank Ltd.	832,841	16,225
	Hong Kong & China Gas Co. Ltd.	6,765,060	16,114
	Jardine Matheson Holdings Ltd.	259,700	16,045
	Link REIT	2,494,343	15,472
	BOC Hong Kong Holdings Ltd.	3,919,046	15,201
	CLP Holdings Ltd.	1,680,041	14,707
	Power Assets Holdings Ltd.	1,447,316	14,608
	Galaxy Entertainment Group Ltd.	2,276,950	10,943
	Sands China Ltd.	2,633,547	10,735
	Wharf Holdings Ltd.	1,484,297	10,695
	Hongkong Land Holdings Ltd.	1,279,800	10,360
	Swire Pacific Ltd. Class A	694,125	9,362
*,^	Goldin Financial Holdings Ltd.	2,258,000	9,031
	Jardine Strategic Holdings Ltd.	244,100	8,377
	Hang Lung Properties Ltd.	2,441,317	8,253
	Henderson Land Development Co. Ltd.	1,011,460	8,109
	Want Want China Holdings Ltd.	7,191,000	7,888
	New World Development Co. Ltd.	5,802,870	7,697

12

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	China Mengniu Dairy Co. Ltd.	1,485,000	7,523
	MTR Corp. Ltd.	1,524,317	7,492
	Li & Fung Ltd.	6,271,259	6,387
	Sino Land Co. Ltd.	3,234,300	5,690
	Cheung Kong Infrastructure Holdings Ltd.	656,215	5,559
	Bank of East Asia Ltd.	1,253,876	5,440
	Samsonite International SA	1,396,173	5,092
	Wheelock & Co. Ltd.	886,486	4,992
	Techtronic Industries Co. Ltd.	1,371,000	4,852
	Swire Properties Ltd.	1,277,115	4,388
	Tingyi Cayman Islands Holding Corp.	2,062,000	4,354
	AAC Technologies Holdings Inc.	763,000	4,028
	Yue Yuen Industrial Holdings Ltd.	897,519	3,410
	Hysan Development Co. Ltd.	686,603	3,173
^	Prada SPA	558,000	3,029
	ASM Pacific Technology Ltd.	266,628	2,976
	Cathay Pacific Airways Ltd.	1,133,548	2,919
	Kerry Properties Ltd.	710,858	2,901
	PCCW Ltd.	4,281,143	2,850
*	Semiconductor Manufacturing International Corp.	25,471,000	2,807
	NWS Holdings Ltd.	1,484,411	2,519
	SJM Holdings Ltd.	1,979,359	2,510
^	Sun Art Retail Group Ltd.	2,412,000	2,481
	First Pacific Co. Ltd.	2,520,823	2,444
	VTech Holdings Ltd.	174,500	2,427
*,2	WH Group Ltd.	3,433,365	2,396
	Huabao International Holdings Ltd.	2,096,000	2,354
	Wynn Macau Ltd.	1,150,040	2,328
	Hopewell Holdings Ltd.	596,624	2,295
	Melco Crown Entertainment Ltd. ADR	108,900	2,224
	Television Broadcasts Ltd.	309,600	2,017
	New World China Land Ltd.	2,848,000	1,932
	Esprit Holdings Ltd.	1,993,800	1,889
	Shangri-La Asia Ltd.	1,184,096	1,796
	MGM China Holdings Ltd.	860,400	1,624
*	Melco Crown Entertainment Ltd.	219,300	1,503
	Melco International Development Ltd.	854,000	1,444
^	Chow Tai Fook Jewellery Group Ltd.	1,187,200	1,437
	Johnson Electric Holdings Ltd.	383,625	1,425
	L'Occitane International SA	474,500	1,397
	Champion REIT	2,490,000	1,349
	Xinyi Glass Holdings Ltd.	2,022,000	1,347
	Orient Overseas International Ltd.	214,324	1,315
	Cafe de Coral Holdings Ltd.	348,000	1,305
*	FIH Mobile Ltd.	2,393,000	1,275
	China Travel International Investment Hong Kong Ltd.	2,838,000	1,264
*	Global Brands Group Holding Ltd.	6,169,259	1,262
	Shui On Land Ltd.	3,624,666	1,171
	Dah Sing Financial Holdings Ltd.	164,552	1,155
	Uni-President China Holdings Ltd.	1,412,400	1,140
	Shun Tak Holdings Ltd.	1,952,000	1,133
*	United Co. RUSAL plc	1,816,000	1,098
*,^	Brightoil Petroleum Holdings Ltd.	3,204,000	1,021
	Great Eagle Holdings Ltd.	271,000	1,000
	Shougang Fushan Resources Group Ltd.	3,848,000	988
	Kerry Logistics Network Ltd.	585,679	943
	Lifestyle International Holdings Ltd.	502,000	939
	Dah Sing Banking Group Ltd.	396,056	861
	Xinyi Solar Holdings Ltd.	2,448,000	856
	Towngas China Co. Ltd.	731,929	785
*,^	Macau Legend Development Ltd.	1,726,000	652
	Texwinca Holdings Ltd.	666,000	646
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,340,000	620
*,^	China Huarong Energy Co. Ltd.	4,192,000	562

13

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
^	SA Sa International Holdings Ltd.	1,073,860	546
^	Hopewell Highway Infrastructure Ltd.	952,656	474
	Kowloon Development Co. Ltd.	354,000	453
*	China Oceanwide Holdings Ltd.	2,868,000	446
	Parkson Retail Group Ltd.	1,603,000	406
			593,531
Japan (57.7%)
	Toyota Motor Corp.	2,888,071	201,036
	Mitsubishi UFJ Financial Group Inc.	15,425,424	109,588
	Honda Motor Co. Ltd.	1,955,127	65,546
	SoftBank Corp.	1,026,270	64,153
	Sumitomo Mitsui Financial Group Inc.	1,464,634	63,953
	Mizuho Financial Group Inc.	26,087,441	49,730
	KDDI Corp.	2,024,300	47,900
	FANUC Corp.	213,276	46,913
	Takeda Pharmaceutical Co. Ltd.	843,691	43,316
	Canon Inc.	1,132,117	40,365
	Japan Tobacco Inc.	1,149,259	40,133
*	Sony Corp.	1,252,344	37,861
	Astellas Pharma Inc.	2,407,070	37,480
	Central Japan Railway Co.	206,600	36,900
	East Japan Railway Co.	413,685	36,564
	Seven & i Holdings Co. Ltd.	849,854	36,530
	Hitachi Ltd.	5,056,258	34,498
	Mitsubishi Corp.	1,540,434	33,238
	Panasonic Corp.	2,319,290	33,221
	Mitsubishi Estate Co. Ltd.	1,382,982	32,552
	Tokio Marine Holdings Inc.	776,990	31,675
	Murata Manufacturing Co. Ltd.	218,619	30,806
	Mitsui Fudosan Co. Ltd.	1,034,580	30,669
	Bridgestone Corp.	726,950	30,447
	Nissan Motor Co. Ltd.	2,766,746	28,721
	Mitsubishi Electric Corp.	2,157,954	28,182
	Kao Corp.	573,677	27,473
	Shin-Etsu Chemical Co. Ltd.	449,355	27,469
	Keyence Corp.	50,177	26,787
	Mitsui & Co. Ltd.	1,886,700	26,388
	Denso Corp.	519,986	25,815
	Nomura Holdings Inc.	3,821,094	24,789
	Nippon Telegraph & Telephone Corp.	363,744	24,562
	Nippon Steel & Sumitomo Metal Corp.	9,203,309	23,940
	Fast Retailing Co. Ltd.	58,220	22,932
	Fuji Heavy Industries Ltd.	682,312	22,817
	ORIX Corp.	1,413,240	21,733
	Kubota Corp.	1,366,895	21,393
	ITOCHU Corp.	1,719,697	21,175
	Komatsu Ltd.	1,038,509	20,894
	SMC Corp.	67,900	20,426
	Dai-ichi Life Insurance Co. Ltd.	1,232,200	20,252
	Eisai Co. Ltd.	300,968	20,062
	Daikin Industries Ltd.	290,812	19,592
	Nintendo Co. Ltd.	115,798	19,442
	Mitsubishi Heavy Industries Ltd.	3,490,743	19,341
	NTT DOCOMO Inc.	1,079,300	19,117
	Nidec Corp.	251,928	18,845
	FUJIFILM Holdings Corp.	499,272	18,806
	Sumitomo Realty & Development Co. Ltd.	477,539	18,431
	Kyocera Corp.	352,350	18,393
	Sumitomo Mitsui Trust Holdings Inc.	4,167,819	18,346
	Hoya Corp.	461,802	17,798
	MS&AD Insurance Group Holdings Inc.	592,601	16,958
	Toshiba Corp.	4,171,424	16,713
	Secom Co. Ltd.	226,003	16,017
	Daiwa Securities Group Inc.	1,902,984	15,787

14

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2015

		Market
		Value
	Shares	($000)
Daiwa House Industry Co. Ltd.	703,305	15,701
Oriental Land Co. Ltd.	231,672	15,684
Tokyo Gas Co. Ltd.	2,593,959	14,969
Rakuten Inc.	849,800	14,846
Suzuki Motor Corp.	455,768	14,731
Toray Industries Inc.	1,688,857	14,681
Sumitomo Corp.	1,227,138	14,490
Asahi Group Holdings Ltd.	437,421	14,066
Sompo Japan Nipponkoa Holdings Inc.	420,926	13,752
Asahi Kasei Corp.	1,456,836	13,718
Ajinomoto Co. Inc.	616,706	13,674
Otsuka Holdings Co. Ltd.	418,479	13,209
Daiichi Sankyo Co. Ltd.	757,091	13,150
Fujitsu Ltd.	1,943,981	12,885
Kirin Holdings Co. Ltd.	965,416	12,778
JFE Holdings Inc.	560,507	12,653
* Olympus Corp.	350,294	12,614
Inpex Corp.	1,003,900	12,599
Shimano Inc.	85,798	12,291
Sumitomo Electric Industries Ltd.	835,121	11,799
Nitto Denko Corp.	179,666	11,514
West Japan Railway Co.	207,237	11,478
Shionogi & Co. Ltd.	347,973	11,471
JX Holdings Inc.	2,631,923	11,461
Dentsu Inc.	245,402	11,439
Mazda Motor Corp.	578,591	11,342
Marubeni Corp.	1,808,556	11,199
Ono Pharmaceutical Co. Ltd.	101,233	10,972
Resona Holdings Inc.	2,056,343	10,965
Toyota Industries Corp.	184,320	10,439
T&D Holdings Inc.	719,561	10,383
Chubu Electric Power Co. Inc.	772,972	10,245
Tokyo Electron Ltd.	186,713	10,234
Omron Corp.	217,810	10,001
Aisin Seiki Co. Ltd.	215,829	9,869
Daito Trust Construction Co. Ltd.	83,558	9,730
Unicharm Corp.	386,523	9,729
Aeon Co. Ltd.	778,295	9,683
TDK Corp.	134,387	9,680
Sekisui House Ltd.	621,735	9,637
Sumitomo Chemical Co. Ltd.	1,680,276	9,450
NEC Corp.	2,839,284	9,446
Yamato Holdings Co. Ltd.	418,461	9,366
Sysmex Corp.	167,084	9,245
Terumo Corp.	358,900	9,218
Osaka Gas Co. Ltd.	2,163,548	9,182
Mitsubishi Chemical Holdings Corp.	1,435,079	8,935
MEIJI Holdings Co. Ltd.	77,315	8,882
Bank of Yokohama Ltd.	1,372,462	8,710
Japan Exchange Group Inc.	299,300	8,647
Kawasaki Heavy Industries Ltd.	1,675,357	8,635
* Kansai Electric Power Co. Inc.	845,514	8,497
Isuzu Motors Ltd.	640,298	8,486
Tokyu Corp.	1,270,409	8,446
Hankyu Hanshin Holdings Inc.	1,386,000	8,366
NSK Ltd.	517,736	8,086
Sumitomo Metal Mining Co. Ltd.	546,149	8,005
Ricoh Co. Ltd.	763,182	7,887
Shiseido Co. Ltd.	428,653	7,721
Asahi Glass Co. Ltd.	1,121,115	7,545
Yakult Honsha Co. Ltd.	119,315	7,504
Chugai Pharmaceutical Co. Ltd.	243,357	7,401
Yamaha Motor Co. Ltd.	308,047	7,249
Rohm Co. Ltd.	103,533	7,182

15

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	IHI Corp.	1,549,720	7,105
	Dai Nippon Printing Co. Ltd.	683,513	7,061
	Shizuoka Bank Ltd.	636,859	7,011
	Kintetsu Group Holdings Co. Ltd.	1,955,927	6,927
*	Tokyo Electric Power Co. Inc.	1,690,084	6,902
	Odakyu Electric Railway Co. Ltd.	685,362	6,896
	Makita Corp.	138,027	6,888
	NGK Insulators Ltd.	305,541	6,864
	Taisei Corp.	1,163,863	6,742
	Nippon Paint Holdings Co. Ltd.	198,700	6,656
	Tohoku Electric Power Co. Inc.	521,342	6,558
	LIXIL Group Corp.	310,232	6,466
	Isetan Mitsukoshi Holdings Ltd.	394,980	6,391
	Nitori Holdings Co. Ltd.	82,982	6,382
	Chiba Bank Ltd.	776,129	6,379
	Recruit Holdings Co. Ltd.	189,035	6,364
	Toyota Tsusho Corp.	245,048	6,301
	Sekisui Chemical Co. Ltd.	471,445	6,286
	NTT Data Corp.	138,300	6,188
	Mitsubishi Motors Corp.	672,321	6,186
	NGK Spark Plug Co. Ltd.	219,381	6,143
	Yahoo Japan Corp.	1,457,000	5,952
	Kikkoman Corp.	208,642	5,950
	Suntory Beverage & Food Ltd.	138,100	5,873
	Kobe Steel Ltd.	3,228,957	5,869
	Minebea Co. Ltd.	382,000	5,857
	Santen Pharmaceutical Co. Ltd.	435,100	5,759
	Nippon Express Co. Ltd.	982,925	5,642
	Konica Minolta Inc.	510,953	5,642
	Nippon Yusen KK	1,763,083	5,542
	Nikon Corp.	383,630	5,455
*	Kyushu Electric Power Co. Inc.	506,344	5,400
	Fukuoka Financial Group Inc.	937,041	5,384
	Electric Power Development Co. Ltd.	159,479	5,354
	Seiko Epson Corp.	305,000	5,330
	Tobu Railway Co. Ltd.	1,097,206	5,231
	Toppan Printing Co. Ltd.	621,872	5,214
	Asics Corp.	201,632	5,174
	Lawson Inc.	71,895	5,170
	Hirose Electric Co. Ltd.	36,618	5,156
	Shimizu Corp.	715,504	5,146
	Kuraray Co. Ltd.	379,813	5,136
	Keio Corp.	664,808	5,135
^	Casio Computer Co. Ltd.	251,372	5,082
	JGC Corp.	242,221	5,041
	Chugoku Electric Power Co. Inc.	341,613	5,015
	Obayashi Corp.	740,575	4,947
	Mitsubishi Materials Corp.	1,369,508	4,930
^	TOTO Ltd.	344,078	4,868
	Koito Manufacturing Co. Ltd.	136,755	4,785
	Aozora Bank Ltd.	1,271,676	4,757
	Don Quijote Holdings Co. Ltd.	62,000	4,730
	Alps Electric Co. Ltd.	189,200	4,700
	NH Foods Ltd.	213,466	4,664
	Suruga Bank Ltd.	211,096	4,653
	J Front Retailing Co. Ltd.	275,690	4,594
	Oji Holdings Corp.	1,027,521	4,570
	Seibu Holdings Inc.	156,675	4,537
	Kansai Paint Co. Ltd.	252,442	4,500
	Kajima Corp.	931,362	4,449
	Hamamatsu Photonics KK	151,244	4,412
	Bank of Kyoto Ltd.	404,363	4,408
	Bandai Namco Holdings Inc.	213,854	4,393
	Keikyu Corp.	551,531	4,384

16

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2015

		Market
		Value
	Shares	($000)
Brother Industries Ltd.	275,459	4,383
Mitsui OSK Lines Ltd.	1,235,811	4,363
Kyowa Hakko Kirin Co. Ltd.	295,386	4,324
Nomura Research Institute Ltd.	107,084	4,226
JTEKT Corp.	247,566	4,216
Daicel Corp.	347,473	4,189
Mitsubishi Tanabe Pharma Corp.	245,536	4,178
Ryohin Keikaku Co. Ltd.	26,000	4,146
USS Co. Ltd.	234,160	4,123
Nissin Foods Holdings Co. Ltd.	85,947	4,121
Tokyu Fudosan Holdings Corp.	551,955	4,102
Taiheiyo Cement Corp.	1,299,000	4,093
Amada Holdings Co. Ltd.	404,393	4,081
Joyo Bank Ltd.	743,338	4,066
Japan Airlines Co. Ltd.	118,592	3,954
NOK Corp.	125,456	3,943
Hino Motors Ltd.	298,309	3,892
Sumitomo Heavy Industries Ltd.	623,153	3,872
Hisamitsu Pharmaceutical Co. Inc.	89,340	3,850
Seven Bank Ltd.	714,140	3,848
Trend Micro Inc.	113,358	3,835
Stanley Electric Co. Ltd.	170,541	3,827
Iyo Bank Ltd.	303,598	3,782
Yaskawa Electric Corp.	275,155	3,780
Toyo Suisan Kaisha Ltd.	107,596	3,765
Nagoya Railroad Co. Ltd.	952,000	3,760
*,^ Sharp Corp.	1,732,829	3,734
Hiroshima Bank Ltd.	638,000	3,726
Gunma Bank Ltd.	523,081	3,704
Keisei Electric Railway Co. Ltd.	312,404	3,703
JSR Corp.	215,843	3,682
M3 Inc.	193,600	3,658
Teijin Ltd.	1,074,175	3,649
Sumitomo Rubber Industries Ltd.	196,490	3,643
Taisho Pharmaceutical Holdings Co. Ltd.	51,123	3,593
MISUMI Group Inc.	95,600	3,588
Japan Airport Terminal Co. Ltd.	63,600	3,580
Nabtesco Corp.	129,065	3,550
Mabuchi Motor Co. Ltd.	59,102	3,539
Shinsei Bank Ltd.	1,725,373	3,531
ANA Holdings Inc.	1,276,143	3,528
Hokuhoku Financial Group Inc.	1,472,000	3,520
Tosoh Corp.	655,000	3,512
Yamaha Corp.	193,039	3,508
Hachijuni Bank Ltd.	442,828	3,452
Shimadzu Corp.	293,596	3,434
Hulic Co. Ltd.	318,400	3,408
Sony Financial Holdings Inc.	189,024	3,393
Toho Gas Co. Ltd.	559,518	3,388
Nisshin Seifun Group Inc.	288,724	3,367
^ Yamaguchi Financial Group Inc.	267,864	3,358
Mitsui Chemicals Inc.	1,014,190	3,353
Air Water Inc.	188,281	3,344
Credit Saison Co. Ltd.	176,375	3,335
Kurita Water Industries Ltd.	127,278	3,307
Daihatsu Motor Co. Ltd.	228,157	3,305
THK Co. Ltd.	131,332	3,299
Calbee Inc.	80,400	3,273
Hitachi Metals Ltd.	208,407	3,259
Tokyo Tatemono Co. Ltd.	449,000	3,256
Keihan Electric Railway Co. Ltd.	561,000	3,254
Toho Co. Ltd.	130,833	3,252
Rinnai Corp.	42,607	3,233
Miraca Holdings Inc.	63,685	3,204

17

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Nissan Chemical Industries Ltd.	161,000	3,191
	Pigeon Corp.	119,400	3,162
	Chugoku Bank Ltd.	196,409	3,156
	Alfresa Holdings Corp.	209,932	3,146
	SBI Holdings Inc.	237,106	3,145
	NTN Corp.	569,000	3,106
	Fuji Electric Co. Ltd.	655,783	3,093
	Obic Co. Ltd.	73,800	3,087
	AEON Financial Service Co. Ltd.	120,370	3,069
^	Yamada Denki Co. Ltd.	746,440	3,055
	Toyo Seikan Group Holdings Ltd.	191,873	3,034
	Kewpie Corp.	124,200	3,030
	Hokuriku Electric Power Co.	204,734	3,027
	Haseko Corp.	305,000	3,012
	Mitsubishi UFJ Lease & Finance Co. Ltd.	559,190	3,000
	Hakuhodo DY Holdings Inc.	279,650	2,993
	TonenGeneral Sekiyu KK	307,713	2,953
	FamilyMart Co. Ltd.	68,565	2,953
^	Marui Group Co. Ltd.	270,342	2,951
	Takashimaya Co. Ltd.	315,494	2,944
	Shimamura Co. Ltd.	29,453	2,936
	Yokogawa Electric Corp.	243,196	2,848
	Citizen Holdings Co. Ltd.	359,848	2,848
	Nankai Electric Railway Co. Ltd.	593,000	2,835
	Suzuken Co. Ltd.	90,262	2,825
	Kaken Pharmaceutical Co. Ltd.	79,000	2,823
	Sega Sammy Holdings Inc.	201,591	2,814
	Yamazaki Baking Co. Ltd.	158,435	2,804
	Tsuruha Holdings Inc.	38,600	2,800
	DIC Corp.	902,000	2,729
	Benesse Holdings Inc.	86,247	2,703
^	Taiyo Nippon Sanso Corp.	207,800	2,697
	Zenkoku Hosho Co. Ltd.	72,900	2,691
	Nomura Real Estate Holdings Inc.	130,778	2,658
	Mitsubishi Gas Chemical Co. Inc.	473,921	2,648
	Nippon Electric Glass Co. Ltd.	464,752	2,643
	Sojitz Corp.	1,342,918	2,626
	MediPal Holdings Corp.	190,484	2,599
	Kaneka Corp.	369,995	2,580
	Yokohama Rubber Co. Ltd.	239,000	2,572
	Kamigumi Co. Ltd.	254,148	2,545
	Hoshizaki Electric Co. Ltd.	43,200	2,542
	Kobayashi Pharmaceutical Co. Ltd.	36,200	2,536
	Otsuka Corp.	54,926	2,530
	CyberAgent Inc.	52,400	2,522
	Kawasaki Kisen Kaisha Ltd.	976,000	2,521
	Nishi-Nippon City Bank Ltd.	788,839	2,514
	Mitsubishi Logistics Corp.	160,831	2,488
	Sohgo Security Services Co. Ltd.	74,100	2,415
	NHK Spring Co. Ltd.	210,396	2,409
	Nippon Shokubai Co. Ltd.	174,000	2,402
	Dena Co. Ltd.	119,751	2,392
	Disco Corp.	25,800	2,350
	Sugi Holdings Co. Ltd.	48,100	2,344
	Aeon Mall Co. Ltd.	125,255	2,336
	Iida Group Holdings Co. Ltd.	173,400	2,327
*	Shikoku Electric Power Co. Inc.	171,144	2,318
	Ezaki Glico Co. Ltd.	55,500	2,311
	Dowa Holdings Co. Ltd.	256,000	2,297
	Nippon Kayaku Co. Ltd.	190,000	2,297
	77 Bank Ltd.	394,000	2,274
	Nihon Kohden Corp.	85,400	2,244
	Sotetsu Holdings Inc.	473,000	2,243
	Nippon Shinyaku Co. Ltd.	67,000	2,240

18

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Ibiden Co. Ltd.	127,783	2,235
	Hitachi Chemical Co. Ltd.	114,766	2,221
^	Kakaku.com Inc.	143,100	2,219
	Showa Denko KK	1,621,499	2,217
	Sankyo Co. Ltd.	58,517	2,216
	Park24 Co. Ltd.	110,400	2,205
	Sawai Pharmaceutical Co. Ltd.	38,700	2,203
	Advantest Corp.	186,587	2,200
^	Sumco Corp.	145,768	2,199
	Kose Corp.	33,100	2,159
	Ebara Corp.	482,000	2,143
	Topcon Corp.	81,000	2,107
	Showa Shell Sekiyu KK	217,422	2,097
^	Idemitsu Kosan Co. Ltd.	107,992	2,092
	Hitachi Construction Machinery Co. Ltd.	116,632	2,071
	Toyo Tire & Rubber Co. Ltd.	108,000	2,069
	Azbil Corp.	78,000	2,055
	Hitachi High-Technologies Corp.	69,380	2,011
	Tokai Tokyo Financial Holdings Inc.	261,400	2,009
	Denki Kagaku Kogyo KK	490,927	2,005
	Aoyama Trading Co. Ltd.	57,900	2,003
	Ube Industries Ltd.	1,192,936	1,979
	Sumitomo Dainippon Pharma Co. Ltd.	174,938	1,977
	Nippon Paper Industries Co. Ltd.	113,348	1,977
	GS Yuasa Corp.	415,999	1,956
	Konami Corp.	105,549	1,937
	Daido Steel Co. Ltd.	404,087	1,932
	Seino Holdings Co. Ltd.	168,100	1,930
	DMG Mori Seiki Co. Ltd.	118,000	1,924
	Ushio Inc.	143,684	1,884
*	Hokkaido Electric Power Co. Inc.	203,093	1,873
	Sundrug Co. Ltd.	36,900	1,852
	OKUMA Corp.	170,000	1,842
	Toyoda Gosei Co. Ltd.	79,403	1,837
	Sanwa Holdings Corp.	242,600	1,831
	Tadano Ltd.	126,000	1,828
	Nexon Co. Ltd.	142,600	1,819
^	Maruichi Steel Tube Ltd.	71,514	1,806
	Nishi-Nippon Railroad Co. Ltd.	411,000	1,802
	Japan Steel Works Ltd.	389,865	1,799
	Taiyo Yuden Co. Ltd.	121,100	1,790
	Resorttrust Inc.	68,500	1,789
^	Sanrio Co. Ltd.	66,750	1,788
	Japan Aviation Electronics Industry Ltd.	73,000	1,754
	Glory Ltd.	63,200	1,749
	Izumi Co. Ltd.	44,100	1,747
	Oracle Corp. Japan	38,168	1,742
	Nagase & Co. Ltd.	130,500	1,725
^	Lion Corp.	279,000	1,710
^	Tsumura & Co.	72,672	1,703
^	Chiyoda Corp.	187,123	1,698
	Nisshinbo Holdings Inc.	163,000	1,688
	Nichirei Corp.	319,000	1,684
	Square Enix Holdings Co. Ltd.	80,115	1,682
	H2O Retailing Corp.	92,800	1,670
	Nifco Inc.	47,100	1,668
	Kinden Corp.	118,431	1,663
	COMSYS Holdings Corp.	119,200	1,661
	Fujikura Ltd.	348,000	1,657
	San-In Godo Bank Ltd.	172,000	1,646
	Sumitomo Forestry Co. Ltd.	141,700	1,642
	Keiyo Bank Ltd.	277,000	1,640
^	TS Tech Co. Ltd.	54,600	1,626
	House Foods Group Inc.	79,200	1,617

19

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Century Tokyo Leasing Corp.	50,300	1,588
	Okasan Securities Group Inc.	207,000	1,570
	Matsumotokiyoshi Holdings Co. Ltd.	43,000	1,566
*	Japan Display Inc.	380,000	1,561
	SCREEN Holdings Co. Ltd.	229,000	1,555
	Zeon Corp.	171,000	1,535
	Rohto Pharmaceutical Co. Ltd.	107,300	1,532
	Takara Holdings Inc.	205,200	1,529
	Juroku Bank Ltd.	382,000	1,521
	Temp Holdings Co. Ltd.	48,000	1,520
^	K's Holdings Corp.	45,000	1,503
	Wacoal Holdings Corp.	135,000	1,500
^	Shiga Bank Ltd.	278,000	1,463
	Mitsui Engineering & Shipbuilding Co. Ltd.	810,000	1,455
	Toyobo Co. Ltd.	954,000	1,454
	Higo Bank Ltd.	225,000	1,446
^	Sapporo Holdings Ltd.	368,000	1,444
	Awa Bank Ltd.	243,000	1,443
	Shimachu Co. Ltd.	55,300	1,431
*,^	Acom Co. Ltd.	430,300	1,429
	Furukawa Electric Co. Ltd.	763,600	1,400
	Mitsui Mining & Smelting Co. Ltd.	589,000	1,399
	Lintec Corp.	56,600	1,388
	Daishi Bank Ltd.	368,000	1,388
	SCSK Corp.	47,400	1,384
	ABC-Mart Inc.	24,187	1,376
	Sumitomo Osaka Cement Co. Ltd.	421,000	1,371
	HIS Co. Ltd.	40,400	1,347
	Jafco Co. Ltd.	35,900	1,345
	Itochu Techno-Solutions Corp.	58,932	1,342
	Tokai Rika Co. Ltd.	54,500	1,332
	Start Today Co. Ltd.	53,900	1,320
	UNY Group Holdings Co. Ltd.	233,200	1,319
	Nisshin Steel Co. Ltd.	98,800	1,317
	Hyakugo Bank Ltd.	265,000	1,303
	Kagoshima Bank Ltd.	180,000	1,296
	Cosmos Pharmaceutical Corp.	9,600	1,292
	Coca-Cola East Japan Co. Ltd.	68,700	1,284
	Musashino Bank Ltd.	35,400	1,282
	Japan Petroleum Exploration Co. Ltd.	33,079	1,273
^	Kagome Co. Ltd.	81,100	1,272
	Nipro Corp.	131,600	1,263
^	Ito En Ltd.	60,700	1,261
	Autobacs Seven Co. Ltd.	80,600	1,255
	Calsonic Kansei Corp.	169,000	1,232
	NTT Urban Development Corp.	116,200	1,210
^	Bic Camera Inc.	119,700	1,194
	North Pacific Bank Ltd.	299,400	1,182
	Hokkoku Bank Ltd.	325,000	1,177
	KYORIN Holdings Inc.	49,200	1,132
^	Hitachi Capital Corp.	49,500	1,121
	Maeda Road Construction Co. Ltd.	68,000	1,121
	Yamato Kogyo Co. Ltd.	47,117	1,109
	Coca-Cola West Co. Ltd.	69,324	1,103
	Anritsu Corp.	153,500	1,101
	Pola Orbis Holdings Inc.	21,200	1,100
	Senshu Ikeda Holdings Inc.	245,200	1,088
	Matsui Securities Co. Ltd.	115,300	1,071
	Toda Corp.	259,000	1,067
	Canon Marketing Japan Inc.	56,800	1,067
	Rengo Co. Ltd.	244,000	1,067
	Nissan Shatai Co. Ltd.	82,500	1,062
*,^	Aiful Corp.	306,800	1,058
	Kissei Pharmaceutical Co. Ltd.	35,500	1,054

20

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
^	Shochiku Co. Ltd.	122,000	1,048
*	Cosmo Oil Co. Ltd.	699,046	1,036
	Nanto Bank Ltd.	284,000	1,027
^	Toyota Boshoku Corp.	68,409	1,016
	Hikari Tsushin Inc.	15,200	1,014
	Capcom Co. Ltd.	54,400	1,013
*,^	COLOPL Inc.	49,000	1,003
	Hyakujushi Bank Ltd.	292,000	1,002
^	Mochida Pharmaceutical Co. Ltd.	14,400	984
	Onward Holdings Co. Ltd.	142,000	955
	FP Corp.	26,600	954
	SKY Perfect JSAT Holdings Inc.	151,000	946
	Nippo Corp.	56,000	937
	Asatsu-DK Inc.	33,900	932
	Heiwa Corp.	42,800	892
^	Fukuyama Transporting Co. Ltd.	149,000	844
	Nippon Television Holdings Inc.	48,200	831
	KYB Co. Ltd.	207,000	786
	Exedy Corp.	31,700	779
	Hitachi Transport System Ltd.	46,700	753
^	Gree Inc.	114,879	742
	Toshiba TEC Corp.	132,000	732
	Komeri Co. Ltd.	32,000	720
	Kandenko Co. Ltd.	112,000	711
*,^	Orient Corp.	385,700	622
	Fuji Media Holdings Inc.	43,300	606
	NS Solutions Corp.	17,500	587
	PanaHome Corp.	80,000	583
	Shinko Electric Industries Co. Ltd.	72,400	579
	Tokyo Broadcasting System Holdings Inc.	40,900	536
	Toppan Forms Co. Ltd.	43,300	519
^	Takata Corp.	37,900	469
	Daikyo Inc.	299,000	450
	TV Asahi Holdings Corp.	23,500	434
	Sumitomo Real Estate Sales Co. Ltd.	15,300	416
	Mitsubishi Shokuhin Co. Ltd.	15,900	336
*	Aplus Financial Co. Ltd.	91,000	98
			3,612,454
New Zealand (0.5%)
	Fletcher Building Ltd.	742,439	4,700
	Spark New Zealand Ltd.	1,972,860	4,464
	Auckland International Airport Ltd.	975,042	3,422
	Fisher & Paykel Healthcare Corp. Ltd.	594,378	2,943
	Ryman Healthcare Ltd.	450,262	2,796
	SKYCITY Entertainment Group Ltd.	644,969	2,066
	SKY Network Television Ltd.	418,586	2,005
	Mighty River Power Ltd.	770,179	1,768
	Contact Energy Ltd.	391,523	1,695
*,^	Xero Ltd.	83,464	1,261
*	Kiwi Property Group Ltd.	1,246,470	1,230
	Air New Zealand Ltd.	552,910	1,136
	Vector Ltd.	266,439	657
	Warehouse Group Ltd.	148,408	312
			30,455
Singapore (3.6%)
	DBS Group Holdings Ltd.	1,892,779	30,077
^	Oversea-Chinese Banking Corp. Ltd.	3,321,591	26,748
	Singapore Telecommunications Ltd.	7,975,209	26,650
	United Overseas Bank Ltd.	1,287,967	23,782
	Keppel Corp. Ltd.	1,548,358	10,170
	CapitaLand Ltd.	2,765,858	7,697
	Global Logistic Properties Ltd.	3,267,673	6,777
	Singapore Exchange Ltd.	891,260	5,729
	Wilmar International Ltd.	2,293,303	5,633

21

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Singapore Press Holdings Ltd.	1,743,017	5,516
	City Developments Ltd.	650,713	5,236
	Singapore Airlines Ltd.	556,926	5,132
	Genting Singapore plc	6,626,897	5,120
	ComfortDelGro Corp. Ltd.	2,195,980	5,087
	CapitaMall Trust	2,820,112	4,656
	Singapore Technologies Engineering Ltd.	1,691,755	4,618
	Ascendas REIT	2,144,694	3,997
	Hutchison Port Holdings Trust	5,544,639	3,736
	Suntec REIT	2,605,700	3,479
	Sembcorp Industries Ltd.	971,920	3,312
*	Jardine Cycle & Carriage Ltd.	108,621	3,310
	Noble Group Ltd.	4,967,604	3,235
^	UOL Group Ltd.	506,717	3,047
	CapitaCommercial Trust	2,107,900	2,695
	Yangzijiang Shipbuilding Holdings Ltd.	2,278,710	2,516
	Golden Agri-Resources Ltd.	7,090,763	2,243
	Singapore Post Ltd.	1,534,200	2,212
^	Sembcorp Marine Ltd.	913,666	2,044
	StarHub Ltd.	639,567	2,042
	Venture Corp. Ltd.	265,100	1,691
	SMRT Corp. Ltd.	752,000	957
	M1 Ltd.	320,500	861
*,^	Neptune Orient Lines Ltd.	969,000	829
^	Olam International Ltd.	521,600	796
^	SIA Engineering Co. Ltd.	239,900	759
	Yanlord Land Group Ltd.	717,000	651
	Wing Tai Holdings Ltd.	415,200	614
	Frasers Centrepoint Ltd.	382,000	546
^	COSCO Corp. Singapore Ltd.	961,001	438
^	Fraser and Neave Ltd.	176,000	371
	Indofood Agri Resources Ltd.	402,000	221
			225,230
South Korea (10.6%)
	Samsung Electronics Co. Ltd.	116,979	153,459
	Hyundai Motor Co.	167,204	26,241
	SK Hynix Inc.	579,476	24,793
	Shinhan Financial Group Co. Ltd.	496,318	20,542
	POSCO	80,594	18,985
	NAVER Corp.	29,622	17,912
	KB Financial Group Inc.	420,852	16,049
	Hyundai Mobis Co. Ltd.	72,853	16,019
	Kia Motors Corp.	281,792	12,985
	Amorepacific Corp.	3,379	12,243
	Korea Electric Power Corp.	279,149	12,139
	LG Chem Ltd.	47,686	12,046
	KT&G Corp.	131,463	11,642
	Samsung Fire & Marine Insurance Co. Ltd.	42,354	11,159
	SK Telecom Co. Ltd.	35,156	9,421
	Hana Financial Group Inc.	319,077	9,392
	LG Household & Health Care Ltd.	10,298	7,566
^	Samsung SDS Co. Ltd.	31,203	7,424
	SK Innovation Co. Ltd.	66,535	7,283
	Samsung C&T Corp.	135,533	7,198
	LG Display Co. Ltd.	244,456	6,770
	Samsung Life Insurance Co. Ltd.	68,543	6,704
	Samsung SDI Co. Ltd.	59,514	6,626
	LG Electronics Inc.	117,372	6,600
	Hyundai Heavy Industries Co. Ltd.	48,048	6,243
	LG Corp.	98,755	6,128
*,^	Celltrion Inc.	74,433	5,926
	SK C&C Co. Ltd.	24,173	5,721
	Hyundai Steel Co.	73,021	5,337
	Korea Zinc Co. Ltd.	11,546	5,142

22

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Coway Co. Ltd.	60,811	5,107
	Hyundai Glovis Co. Ltd.	22,642	4,967
	AMOREPACIFIC Group	3,241	4,928
	SK Holdings Co. Ltd.	28,355	4,882
	Orion Corp.	4,092	4,779
	E-Mart Co. Ltd.	22,794	4,696
	Kangwon Land Inc.	125,779	4,288
*	Cheil Industries Inc.	28,831	4,243
	Samsung Securities Co. Ltd.	67,817	4,121
	Lotte Chemical Corp.	16,552	3,840
	Hyundai Engineering & Construction Co. Ltd.	79,789	3,839
	Samsung Electro-Mechanics Co. Ltd.	60,450	3,794
	BNK Financial Group Inc.	249,689	3,733
	Industrial Bank of Korea	270,780	3,721
*	KT Corp.	124,801	3,689
	Hyundai Development Co-Engineering & Construction	68,216	3,631
	Hotel Shilla Co. Ltd.	35,516	3,536
^	Daum Kakao Corp.	34,456	3,453
	Hankook Tire Co. Ltd.	80,336	3,376
^	Samsung Heavy Industries Co. Ltd.	198,616	3,345
	Korea Aerospace Industries Ltd.	54,199	3,311
	Daewoo Securities Co. Ltd.	209,133	3,264
	KCC Corp.	6,340	3,250
	CJ CheilJedang Corp.	8,319	3,235
*	Woori Bank	319,218	3,189
	S-Oil Corp.	46,126	3,143
	NCSoft Corp.	16,208	3,087
	Lotte Shopping Co. Ltd.	12,699	3,063
	Hyosung Corp.	26,080	2,885
	CJ Corp.	16,071	2,857
	Korea Investment Holdings Co. Ltd.	42,942	2,749
	Dongbu Insurance Co. Ltd.	52,643	2,675
	GS Holdings Corp.	57,176	2,667
	Hyundai Wia Corp.	18,014	2,553
	Hyundai Department Store Co. Ltd.	17,683	2,400
	LG Uplus Corp.	228,972	2,291
	Daelim Industrial Co. Ltd.	29,610	2,280
	Hanwha Corp.	56,133	2,204
*	Cheil Worldwide Inc.	94,242	2,013
	Hyundai Securities Co. Ltd.	193,476	2,003
	Woori Investment & Securities Co. Ltd.	138,645	1,919
	DGB Financial Group Inc.	168,230	1,899
^	OCI Co. Ltd.	19,803	1,825
	Yuhan Corp.	8,366	1,802
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	106,903	1,797
	Hyundai Marine & Fire Insurance Co. Ltd.	65,111	1,736
	Hanwha Life Insurance Co. Ltd.	232,558	1,719
	S-1 Corp.	22,828	1,702
*	Doosan Infracore Co. Ltd.	144,755	1,600
	Lotte Confectionery Co. Ltd.	899	1,564
*	Korean Air Lines Co. Ltd.	36,532	1,559
	Kumho Petrochemical Co. Ltd.	18,927	1,516
	Doosan Heavy Industries & Construction Co. Ltd.	52,806	1,498
	Mirae Asset Securities Co. Ltd.	26,844	1,481
*,^	CJ Korea Express Co. Ltd.	7,651	1,460
	Samsung Card Co. Ltd.	37,536	1,436
	Lotte Chilsung Beverage Co. Ltd.	649	1,436
	Daewoo International Corp.	48,751	1,422
*,^	Daewoo Engineering & Construction Co. Ltd.	214,018	1,417
	Shinsegae Co. Ltd.	7,376	1,384
	Hanwha Chemical Corp.	86,722	1,383
*,^	GS Engineering & Construction Corp.	46,245	1,381
	Halla Visteon Climate Control Corp.	35,421	1,329
	Korea Gas Corp.	30,193	1,302

23

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2015

					Market
					Value
				Shares	($000)
	SK Networks Co. Ltd.			166,439	1,230
^	Paradise Co. Ltd.			51,707	1,200
^	Samsung Techwin Co. Ltd.			46,675	1,199
*,^	Samsung Engineering Co. Ltd.			32,464	1,169
*,^	NHN Entertainment Corp.			17,385	1,022
^	LG Hausys Ltd.			6,436	1,000
	Mando Corp.			6,837	948
	LS Corp.			18,265	918
^	Hyundai Mipo Dockyard Co. Ltd.			10,942	910
	KEPCO Plant Service & Engineering Co. Ltd.			9,619	872
	Doosan Corp.			7,522	871
	SKC Co. Ltd.			20,930	824
	NongShim Co. Ltd.			3,581	818
*,^	Hyundai Merchant Marine Co. Ltd.			85,890	763
*,^	Hanjin Shipping Co. Ltd.			106,757	751
^	Samsung Fine Chemicals Co. Ltd.			18,299	741
^	Hite Jinro Co. Ltd.			29,734	629
	Hyundai Hysco Co. Ltd.			7,988	492
^	KEPCO Engineering & Construction Co. Inc.			12,527	486
*	Kyongnam Bank			34,349	324

					667,516

Total Common Stocks (Cost $6,695,578)					6,229,586

		Coupon

Temporary Cash Investments (2.2%)[1]
Money Market Fund (2.2%)
3,4	Vanguard Market Liquidity Fund	0.121%		133,912,323	133,912

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6	Fannie Mae Discount Notes	0.170%	6/17/15	800	800
7	Federal Home Loan Bank Discount Notes	0.060%	5/20/15	100	100
6,7	Federal Home Loan Bank Discount Notes	0.160%	5/29/15	1,000	1,000
7	Federal Home Loan Bank Discount Notes	0.105%	8/3/15	200	200

					2,100

Total Temporary Cash Investments (Cost $136,012)					136,012
Total Investments (101.7%) (Cost $6,831,590)					6,365,598

Other Assets and Liabilities—Net (-1.7%)[4]					(104,342)
Net Assets (100%)					6,261,256

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $106,015,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $112,874,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $1,000,000 have been segregated as initial margin for open futures contracts.

24

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2015

7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

25

© 2015 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA722 062015

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

		Market
		Value
	Shares	($000)

Common Stocks (99.7%)[1]
Australia (2.5%)
Commonwealth Bank of Australia	248,208	17,374
Westpac Banking Corp.	475,553	13,663
BHP Billiton Ltd.	493,597	12,605
Australia & New Zealand Banking Group Ltd.	423,844	11,341
National Australia Bank Ltd.	364,418	10,552
Wesfarmers Ltd.	173,543	5,982
CSL Ltd.	76,279	5,468
Woolworths Ltd.	190,187	4,416
Woodside Petroleum Ltd.	122,203	3,370
Telstra Corp. Ltd.	665,176	3,270
Macquarie Group Ltd.	52,766	3,233
Rio Tinto Ltd.	67,474	3,042
Brambles Ltd.	310,210	2,644
Scentre Group	792,325	2,334
Transurban Group	294,387	2,302
AMP Ltd.	452,486	2,292
QBE Insurance Group Ltd.	206,747	2,230
Westfield Corp.	285,344	2,121
Suncorp Group Ltd.	195,380	2,020
Amcor Ltd.	181,397	1,931
Insurance Australia Group Ltd.	410,305	1,880
Origin Energy Ltd.	164,102	1,640
* Newcrest Mining Ltd.	134,821	1,511
Aurizon Holdings Ltd.	364,493	1,392
Orica Ltd.	85,665	1,358
Goodman Group	251,850	1,236
APA Group	163,066	1,233
AGL Energy Ltd.	97,275	1,167
Stockland	333,392	1,165
Caltex Australia Ltd.	41,037	1,145
Oil Search Ltd.	171,808	1,091
Santos Ltd.	160,701	1,047
Sonic Healthcare Ltd.	64,903	1,017
Lend Lease Group	79,315	1,002
Ramsay Health Care Ltd.	18,877	931
GPT Group	250,761	884
ASX Ltd.	26,007	864
Toll Holdings Ltd.	120,920	856
Mirvac Group	508,422	805
Tatts Group Ltd.	247,931	790
Dexus Property Group	133,004	773
James Hardie Industries plc	65,542	753
Incitec Pivot Ltd.	239,193	751
Asciano Ltd.	143,047	743
Computershare Ltd.	74,709	725
Seek Ltd.	56,411	722
* Medibank Pvt Ltd.	391,369	683
Coca-Cola Amatil Ltd.	80,950	655
Sydney Airport	148,662	632
Bendigo & Adelaide Bank Ltd.	64,180	611
Novion Property Group	312,787	608
Crown Resorts Ltd.	59,158	606
Bank of Queensland Ltd.	55,281	568
Aristocrat Leisure Ltd.	86,347	564
Cochlear Ltd.	8,158	537
Boral Ltd.	96,904	483
Tabcorp Holdings Ltd.	118,966	457
Alumina Ltd.	374,493	454
* Qantas Airways Ltd.	168,836	451
Federation Centres	193,992	451
Challenger Ltd.	79,865	443

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	DUET Group	217,692	435
	Ansell Ltd.	21,008	432
	WorleyParsons Ltd.	47,655	428
	Iluka Resources Ltd.	64,898	414
	GUD Holdings Ltd.	65,688	410
^	Fortescue Metals Group Ltd.	239,614	405
	Treasury Wine Estates Ltd.	91,493	401
	Echo Entertainment Group Ltd.	111,088	397
	TPG Telecom Ltd.	49,290	346
	Healthscope Ltd.	147,861	331
	Fairfax Media Ltd.	394,420	325
	Recall Holdings Ltd.	56,290	323
	Orora Ltd.	184,434	321
	Flight Centre Travel Group Ltd.	9,374	321
	REA Group Ltd.	8,499	316
	DuluxGroup Ltd.	62,104	310
	IOOF Holdings Ltd.	38,924	309
	Slater & Gordon Ltd.	55,852	280
	Domino's Pizza Enterprises Ltd.	9,546	275
	Primary Health Care Ltd.	69,027	270
	Veda Group Ltd.	145,800	263
	carsales.com Ltd.	35,013	262
	AusNet Services	218,787	254
	IRESS Ltd.	29,801	244
	ALS Ltd.	58,940	243
*	Australian Agricultural Co. Ltd.	187,667	240
	Harvey Norman Holdings Ltd.	69,041	239
	BlueScope Steel Ltd.	85,589	235
	CSR Ltd.	77,533	223
	Investa Office Fund	75,706	222
	Adelaide Brighton Ltd.	62,069	221
*	CIMIC Group Ltd.	12,925	214
	Perpetual Ltd.	4,888	208
	JB Hi-Fi Ltd.	13,341	206
	Magellan Financial Group Ltd.	13,015	204
	Sims Metal Management Ltd.	23,894	204
	Qube Holdings Ltd.	92,501	203
	M2 Group Ltd.	23,002	199
	GrainCorp Ltd. Class A	25,389	198
*,^	Liquefied Natural Gas Ltd.	55,497	198
	Cromwell Property Group	226,795	198
	Downer EDI Ltd.	55,831	194
	Navitas Ltd.	50,787	185
	Aveo Group	83,081	181
^	Super Retail Group Ltd.	23,090	180
	iiNET Ltd.	22,593	177
	Independence Group NL	37,603	175
	Platinum Asset Management Ltd.	29,340	175
	G8 Education Ltd.	58,334	166
	Nine Entertainment Co. Holdings Ltd.	89,948	164
	Macquarie Atlas Roads Group	63,433	163
	Beach Energy Ltd.	182,176	159
	nib holdings Ltd.	54,642	158
	Charter Hall Retail REIT	45,936	156
	Nufarm Ltd.	26,632	153
	BWP Trust	61,633	148
	Sigma Pharmaceuticals Ltd.	209,696	144
	Spotless Group Holdings Ltd.	79,474	143
	OZ Minerals Ltd.	36,865	136
	Metcash Ltd.	129,865	136
	Charter Hall Group	33,079	134
	Brickworks Ltd.	11,518	133
	BT Investment Management Ltd.	17,584	132
	Northern Star Resources Ltd.	74,231	132

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Retail Food Group Ltd.	22,951	126
	Sirtex Medical Ltd.	7,462	125
	Invocare Ltd.	11,763	124
	Reject Shop Ltd.	23,939	123
	Shopping Centres Australasia Property Group	70,056	118
	Select Harvests Ltd.	16,297	116
	Seven Group Holdings Ltd.	19,431	112
	PanAust Ltd.	80,111	109
	Seven West Media Ltd.	108,968	109
	Mineral Resources Ltd.	20,222	103
	Steadfast Group Ltd.	85,557	102
*	Senex Energy Ltd.	319,614	101
*	Mayne Pharma Group Ltd.	115,565	98
	Evolution Mining Ltd.	122,674	98
	Premier Investments Ltd.	9,643	97
	Asaleo Care Ltd.	64,802	94
	SAI Global Ltd.	29,194	91
	Genworth Mortgage Insurance Australia Ltd.	34,168	90
	Breville Group Ltd.	14,492	88
*,^	Whitehaven Coal Ltd.	67,077	87
	UXC Ltd.	147,016	87
	Monadelphous Group Ltd.	10,830	84
*	Sirius Resources NL	35,090	80
	Abacus Property Group	33,542	78
	Altium Ltd.	18,786	77
	Credit Corp. Group Ltd.	8,434	76
	Transpacific Industries Group Ltd.	126,486	76
	Ardent Leisure Group	48,573	76
	Myer Holdings Ltd.	66,718	73
	Folkestone Education Trust	41,409	72
	OzForex Group Ltd.	39,620	71
	Automotive Holdings Group Ltd.	21,030	71
	Technology One Ltd.	22,813	70
	Ingenia Communities Group	217,755	69
*	APN News & Media Ltd.	91,628	68
	Cardno Ltd.	24,848	67
	National Storage REIT	51,828	66
*,^	Mesoblast Ltd.	23,196	66
	New Hope Corp. Ltd.	38,080	66
	Cover-More Group Ltd.	37,846	65
	Hotel Property Investments	30,663	65
*	Transfield Services Ltd.	57,532	65
*	Drillsearch Energy Ltd.	68,448	65
	Pact Group Holdings Ltd.	19,616	64
	Western Areas Ltd.	21,942	64
	FlexiGroup Ltd.	23,453	63
	Southern Cross Media Group Ltd.	74,133	62
	SKILLED Group Ltd.	60,819	62
	Arrium Ltd.	450,831	61
	Australian Pharmaceutical Industries Ltd.	45,992	61
	Astro Japan Property Group	14,510	61
	GWA Group Ltd.	29,796	59
*	ARB Corp. Ltd.	5,897	58
*	Virgin Australia Holdings Ltd.	143,665	58
	Greencross Ltd.	10,999	58
	Japara Healthcare Ltd.	26,153	57
	GDI Property Group	75,397	56
	Capitol Health Ltd.	76,464	55
*,^	Syrah Resources Ltd.	17,825	55
	Vocus Communications Ltd.	11,921	55
	Sandfire Resources NL	13,952	54
	Bradken Ltd.	29,923	54
*	Energy World Corp. Ltd.	149,123	51
*	Saracen Mineral Holdings Ltd.	138,314	50

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	iSentia Group Ltd.	16,986	48
*	AWE Ltd.	42,522	48
*	NEXTDC Ltd.	25,198	48
	Amcom Telecommunications Ltd.	25,991	47
	Cabcharge Australia Ltd.	13,013	46
	ERM Power Ltd.	23,151	46
	McMillan Shakespeare Ltd.	5,068	46
*	Karoon Gas Australia Ltd.	19,935	43
	Virtus Health Ltd.	7,125	43
*	Paladin Energy Ltd.	153,176	42
	TFS Corp. Ltd.	31,364	41
*	Energy Resources of Australia Ltd.	38,157	40
*,^	CuDeco Ltd.	35,034	39
	Tox Free Solutions Ltd.	16,304	39
	MACA Ltd.	54,308	38
	Mantra Group Ltd.	13,356	38
	SMS Management & Technology Ltd.	14,483	37
*	Ten Network Holdings Ltd.	229,769	37
	Tassal Group Ltd.	14,474	37
	Bega Cheese Ltd.	9,644	37
	Thorn Group Ltd.	17,486	36
*	Billabong International Ltd.	71,794	35
	Village Roadshow Ltd.	7,604	34
*	iProperty Group Ltd.	16,531	33
*	Regis Resources Ltd.	32,830	33
	Ainsworth Game Technology Ltd.	14,747	33
	Programmed Maintenance Services Ltd.	14,604	32
	Webjet Ltd.	10,804	31
	UGL Ltd.	22,674	31
	Cedar Woods Properties Ltd.	7,313	31
	Growthpoint Properties Australia Ltd.	11,980	30
	STW Communications Group Ltd.	58,559	30
*	Pacific Brands Ltd.	86,743	30
	RCR Tomlinson Ltd.	18,116	27
*	Sundance Energy Australia Ltd.	55,714	26
	Hills Ltd.	48,111	26
	Dick Smith Holdings Ltd.	14,824	24
	MMA Offshore Ltd.	40,368	22
*	Troy Resources Ltd.	60,145	21
	Cash Converters International Ltd.	29,337	20
	Acrux Ltd.	27,063	19
*,^	Buru Energy Ltd.	42,599	18
	Mount Gibson Iron Ltd.	105,993	17
*,^	Lynas Corp. Ltd.	437,604	15
*	Resolute Mining Ltd.	53,798	15
*	Horizon Oil Ltd.	149,601	14
	Beadell Resources Ltd.	77,976	14
*	Medusa Mining Ltd.	17,452	13
*	Perseus Mining Ltd.	41,674	13
*	Starpharma Holdings Ltd.	23,801	11
*	Macmahon Holdings Ltd.	314,164	11
*,^	Linc Energy Ltd.	33,594	9
	Ausdrill Ltd.	19,488	7
*	Boart Longyear Ltd.	41,694	7
*	Tiger Resources Ltd.	135,207	6
	Atlas Iron Ltd.	61,964	6
	Decmil Group Ltd.	5,745	5
*	Silver Lake Resources Ltd.	36,487	5
	NRW Holdings Ltd.	24,486	4
	Platinum Capital Ltd.	732	1
*	BGP Holdings PLC	197,753	—
*	Jacana Minerals Ltd.	5,347	—
			169,842

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
Austria (0.1%)
	voestalpine AG	30,254	1,267
	Erste Group Bank AG	43,137	1,218
	OMV AG	20,897	695
	ANDRITZ AG	9,531	558
*	IMMOFINANZ AG	126,844	382
	Wienerberger AG	20,167	328
	Raiffeisen Bank International AG	16,574	275
	Oesterreichische Post AG	4,318	210
	UNIQA Insurance Group AG	17,732	174
^	Verbund AG	10,223	173
	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,320	172
	CA Immobilien Anlagen AG	9,175	166
	BUWOG AG	6,676	135
	RHI AG	3,814	109
	Schoeller-Bleckmann Oilfield Equipment AG	1,502	106
	Conwert Immobilien Invest SE	7,337	93
	Flughafen Wien AG	952	86
	Mayr Melnhof Karton AG	708	82
	Telekom Austria AG	10,794	80
	Lenzing AG	1,176	80
	Zumtobel Group AG	2,692	74
	S IMMO AG	7,798	73
	Semperit AG Holding	1,094	50
	Strabag SE	1,787	42
	Palfinger AG	1,090	33
			6,661
Belgium (0.5%)
	Anheuser-Busch InBev NV	123,034	14,979
*	KBC Groep NV	41,001	2,698
	Ageas	45,631	1,714
	Umicore SA	26,869	1,336
*	UCB SA	18,238	1,314
	Delhaize Group SA	15,160	1,220
	Solvay SA Class A	8,211	1,209
*	Groupe Bruxelles Lambert SA	10,459	918
	Belgacom SA	19,889	741
	RTL Group SA	6,165	578
	Colruyt SA	10,069	476
	bpost SA	13,619	391
*	Telenet Group Holding NV	6,446	387
	Ackermans & van Haaren NV	3,137	383
	Melexis NV	3,442	213
	Cofinimmo SA	1,856	205
	Fagron	4,348	192
	Cie d'Entreprises CFE	1,711	185
	Elia System Operator SA/NV	4,096	182
	EVS Broadcast Equipment SA	4,549	178
	Befimmo SA	2,451	169
*	Nyrstar (Voting Shares)	42,132	166
	Warehouses De Pauw SCA	1,652	131
*	Euronav NV	9,394	129
	D'ieteren SA/NV	3,123	122
	NV Bekaert SA	3,709	108
*	Ontex Group NV	3,456	103
*	Ion Beam Applications	3,801	94
*	Tessenderlo Chemie NV (Voting Shares)	2,724	90
*	KBC Ancora	2,239	84
*	Mobistar SA	4,121	78
*	Kinepolis Group NV	1,963	76
	Econocom Group SA/NV	7,684	67
	Van de Velde NV	888	53
	Gimv NV	1,096	51
	Wereldhave Belgium NV	434	50

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Intervest Offices & Warehouses NV	1,679	47
	Barco NV	689	47
*	AGFA-Gevaert NV	18,029	45
*	BHF Kleinwort Benson Group	9,317	44
*	ThromboGenics NV	4,042	24
	Cie Maritime Belge SA	1,632	23
*	Cofinimmo SA Rights Exp. 05/06/2015	1,856	1
			31,301
Brazil (0.8%)
	Itau Unibanco Holding SA Preference Shares	305,716	3,910
	Banco Bradesco SA ADR	269,607	2,882
	BRF SA	133,824	2,860
	Ambev SA	404,717	2,544
*	Petroleo Brasileiro SA	472,646	2,235
*	Petroleo Brasileiro SA Preference Shares	493,192	2,136
	Ambev SA ADR	323,328	2,047
	Cielo SA	133,212	1,854
	Itau Unibanco Holding SA ADR	130,534	1,673
	Itausa - Investimentos Itau SA Preference Shares	466,263	1,642
	Banco Bradesco SA Preference Shares	153,204	1,635
	Vale SA Preference Shares	240,566	1,449
*,^	Petroleo Brasileiro SA ADR	138,650	1,317
	Ultrapar Participacoes SA	56,248	1,294
	Banco do Brasil SA	132,593	1,171
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	272,550	1,123
	BB Seguridade Participacoes SA	91,339	1,069
	Embraer SA ADR	34,225	1,067
^	Vale SA Class B ADR	135,384	1,040
	Telefonica Brasil SA Preference Shares	58,964	979
	Kroton Educacional SA	250,736	915
	Vale SA Class B Pfd. ADR	145,591	881
	CCR SA	133,100	733
	Banco Bradesco SA	72,852	726
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	21,137	716
	Lojas Renner SA	17,800	621
	Souza Cruz SA	60,000	548
	JBS SA	101,998	526
	Klabin SA	82,000	503
	Raia Drogasil SA	42,100	478
	CETIP SA - Mercados Organizados	40,831	468
*	Fibria Celulose SA	30,700	430
	WEG SA	76,322	407
	Grupo BTG Pactual	40,900	403
	Lojas Americanas SA Preference Shares	72,188	402
*	Hypermarcas SA	58,312	385
	Gerdau SA Preference Shares	107,200	358
	Cia Energetica de Minas Gerais Preference Shares	72,400	350
	Tractebel Energia SA	29,000	344
	BR Malls Participacoes SA	57,300	312
	Cia de Saneamento Basico do Estado de Sao Paulo	49,300	291
	Multiplan Empreendimentos Imobiliarios SA	16,500	290
*	Qualicorp SA	34,800	286
	Tim Participacoes SA	88,200	282
	CPFL Energia SA	40,968	270
	Estacio Participacoes SA	43,200	261
	Natura Cosmeticos SA	22,600	216
	Localiza Rent a Car SA	17,900	209
	TOTVS SA	17,600	203
	Suzano Papel e Celulose SA Preference Shares Class A	38,634	194
	Odontoprev SA	51,300	179
	Cia Energetica de Minas Gerais	35,922	173
	Equatorial Energia SA	16,100	171
	Usinas Siderurgicas de Minas Gerais SA	30,200	168
*	Petroleo Brasileiro SA ADR Type A	19,355	168

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	M Dias Branco SA	5,800	167
	Banco do Estado do Rio Grande do Sul SA Preference Shares	41,873	162
*	B2W Cia Digital	17,620	160
	Porto Seguro SA	12,772	160
	Cia Energetica de Sao Paulo Preference Shares	24,085	152
	Sul America SA	31,909	150
^	Cia Siderurgica Nacional SA ADR	55,570	149
	Braskem SA Preference Shares	35,380	148
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	37,898	148
	MRV Engenharia e Participacoes SA	52,900	145
*	Rumo Logistica Operadora Multimodal SA	324,832	140
	Centrais Eletricas Brasileiras SA Preference Shares	46,500	137
	Metalurgica Gerdau SA Preference Shares Class A	41,700	136
	Bradespar SA Preference Shares	33,000	132
	Cia Paranaense de Energia Preference Shares	11,500	129
	Cia Siderurgica Nacional SA	47,400	127
	Cosan SA Industria e Comercio	12,900	126
	Lojas Americanas SA	28,720	126
	Duratex SA	42,371	119
	Vale SA	15,800	119
	Gerdau SA ADR	34,726	117
	EDP - Energias do Brasil SA	30,300	115
	BR Properties SA	32,400	113
	Via Varejo SA	17,900	112
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	6,800	106
	Tim Participacoes SA ADR	6,700	105
*	Restoque Comercio e Confeccoes de Roupas SA	34,500	102
	Linx SA	6,600	97
	Cia Energetica de Minas Gerais ADR	19,000	93
	Cia Hering	15,700	91
	Transmissora Alianca de Energia Eletrica SA	13,627	90
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	44,700	89
	EcoRodovias Infraestrutura e Logistica SA	29,800	88
	Smiles SA	4,700	79
	AES Tiete SA Preference Shares	13,700	79
*	Oi SA Preference Shares	38,851	73
	Cia de Saneamento de Minas Gerais-COPASA	11,500	69
	Alupar Investimento SA	11,100	68
	Centrais Eletricas Brasileiras SA	26,900	65
	Sao Martinho SA	5,100	65
	Marcopolo SA Preference Shares	70,300	65
	Fleury SA	11,700	64
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	4,084	58
	Light SA	8,773	52
	Multiplus SA	4,400	49
*	Marfrig Global Foods SA	34,700	49
	Iguatemi Empresa de Shopping Centers SA	5,300	47
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	2,542	44
*	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	12,108	44
	Alpargatas SA Preference Shares	13,189	43
	Tupy SA	7,400	42
*	PDG Realty SA Empreendimentos e Participacoes	240,800	42
	Grendene SA	6,900	41
	Cia Paranaense de Energia	5,400	41
	Cia Energetica do Ceara Preference Shares	2,819	39
*	Oi SA	20,455	38
*	Abril Educacao SA	9,300	38
*	Gafisa SA	40,500	38
	SLC Agricola SA	6,300	36
	JSL SA	9,200	35
	Sonae Sierra Brasil SA	5,200	35
	Mahle-Metal Leve SA	5,200	35
	Aliansce Shopping Centers SA	6,200	35
	Ez Tec Empreendimentos e Participacoes SA	5,300	34

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	GAEC Educacao SA	4,964	33
	Diagnosticos da America SA	9,522	32
	Arezzo Industria e Comercio SA	3,700	30
*	Minerva SA	10,300	30
	Guararapes Confeccoes SA	1,100	30
*	Gol Linhas Aereas Inteligentes SA Preference Shares	11,700	30
	QGEP Participacoes SA	11,900	29
	Arteris SA	10,500	29
	AES Tiete SA	5,800	28
	Santos Brasil Participacoes SA	7,000	26
	Even Construtora e Incorporadora SA	15,000	25
	Iochpe-Maxion SA	6,300	23
	Mills Estruturas e Servicos de Engenharia SA	9,400	23
	Marisa Lojas SA	4,500	22
	Randon Participacoes SA Preference Shares	15,250	20
*	Tegma Gestao Logistica	4,000	20
	Direcional Engenharia SA	9,000	19
	Oi SA ADR	9,817	19
	Brasil Brokers Participacoes SA	20,300	19
	Tecnisa SA	13,900	18
*	Magnesita Refratarios SA	18,300	18
	Helbor Empreendimentos SA	15,730	17
	LPS Brasil Consultoria de Imoveis SA	8,200	15
*	International Meal Co. Alimentacao SA	5,600	14
	JHSF Participacoes SA	18,800	12
	Ser Educacional SA	2,300	11
*	Cosan Logistica SA	12,900	10
*	Brasil Pharma SA	31,700	8
*	PDG Realty SA Empreendimentos e Participacoes Rights Exp. 05/18/2015	206,788	6
*	JHSF Participacoes SA Depository Receipt	4,034	3
			56,105
Canada (3.4%)
	Royal Bank of Canada	222,344	14,763
	Toronto-Dominion Bank	285,480	13,180
*	Valeant Pharmaceuticals International Inc.	47,800	10,365
	Bank of Nova Scotia	186,594	10,289
	Suncor Energy Inc.	222,894	7,259
	Canadian National Railway Co.	111,982	7,230
	Enbridge Inc.	130,680	6,830
^	Bank of Montreal (XTSE)	97,829	6,391
	Canadian Natural Resources Ltd.	167,960	5,581
	Manulife Financial Corp.	302,678	5,509
	Brookfield Asset Management Inc. Class A (XTSE)	97,706	5,261
	TransCanada Corp.	107,498	4,990
	Canadian Imperial Bank of Commerce	61,232	4,917
	Canadian Pacific Railway Ltd.	24,959	4,759
	Potash Corp. of Saskatchewan Inc.	129,676	4,235
	Magna International Inc.	64,520	3,251
	Sun Life Financial Inc.	93,974	3,007
	Agrium Inc.	24,522	2,541
	Goldcorp Inc.	133,486	2,513
	Cenovus Energy Inc.	126,874	2,390
	Alimentation Couche-Tard Inc. Class B	60,200	2,304
	Thomson Reuters Corp.	54,701	2,247
	Barrick Gold Corp. (XTSE)	156,808	2,038
*	CGI Group Inc. Class A	46,788	1,969
	National Bank of Canada	48,604	1,964
	BCE Inc.	43,916	1,936
	Rogers Communications Inc. Class B	54,000	1,929
*	Catamaran Corp.	32,002	1,900
^	Crescent Point Energy Corp.	68,800	1,797
^	Pembina Pipeline Corp.	50,400	1,754
*	Fairfax Financial Holdings Ltd.	3,200	1,748
	Loblaw Cos. Ltd.	33,935	1,725

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Encana Corp.	121,338	1,723
	Imperial Oil Ltd.	38,190	1,683
	Restaurant Brands International Inc.	35,802	1,461
	First Quantum Minerals Ltd.	94,729	1,451
	Intact Financial Corp.	18,700	1,440
	Canadian Utilities Ltd. Class A	42,806	1,391
^	Shaw Communications Inc. Class B	59,720	1,365
	Power Corp. of Canada	48,290	1,327
	Cameco Corp.	74,506	1,310
	Great-West Lifeco Inc.	42,700	1,310
^	Inter Pipeline Ltd.	48,800	1,278
	Fortis Inc.	39,044	1,271
	Talisman Energy Inc.	157,566	1,258
	Silver Wheaton Corp.	62,688	1,237
	Franco-Nevada Corp.	23,300	1,210
	Canadian Tire Corp. Ltd. Class A	11,258	1,192
	Keyera Corp.	32,784	1,154
	Teck Resources Ltd. Class B	73,968	1,121
	Gildan Activewear Inc.	35,000	1,109
	Saputo Inc.	37,300	1,105
	Metro Inc.	37,950	1,097
^	RioCan REIT	44,200	1,094
	Agnico Eagle Mines Ltd.	35,858	1,085
	TELUS Corp.	30,700	1,062
^	ARC Resources Ltd.	51,800	1,060
	Husky Energy Inc.	45,060	1,008
	Power Financial Corp.	31,560	976
	CI Financial Corp.	32,600	958
*	Tourmaline Oil Corp.	27,500	949
	Open Text Corp.	17,900	904
	Constellation Software Inc.	2,300	902
	Dollarama Inc.	15,700	902
	SNC-Lavalin Group Inc.	24,300	876
*	BlackBerry Ltd.	85,972	873
	Methanex Corp.	13,900	837
	Canadian Oil Sands Ltd.	73,700	801
^	Artis REIT	63,000	777
	Onex Corp.	12,900	777
	Allied Properties REIT	23,400	776
	H&R REIT	39,703	762
^	Vermilion Energy Inc.	14,700	708
^	AltaGas Ltd.	20,373	692
^	Veresen Inc.	43,877	660
^	PrairieSky Royalty Ltd.	23,200	637
	Yamana Gold Inc.	162,468	621
^	Baytex Energy Corp.	31,409	614
	Progressive Waste Solutions Ltd.	21,100	610
	Bombardier Inc. Class B	293,228	593
*	Turquoise Hill Resources Ltd.	138,669	582
	IGM Financial Inc.	15,200	575
	Empire Co. Ltd.	7,900	571
	George Weston Ltd.	6,900	570
	FirstService Corp.	8,660	567
	Finning International Inc.	27,600	565
^	Peyto Exploration & Development Corp.	19,300	561
	CAE Inc.	43,500	540
	Eldorado Gold Corp.	108,105	538
*	Element Financial Corp.	37,500	538
	CCL Industries Inc. Class B	4,600	529
	Industrial Alliance Insurance & Financial Services Inc.	13,700	499
	Morguard REIT	34,540	496
^	Home Capital Group Inc. Class B	12,200	482
	West Fraser Timber Co. Ltd.	9,300	479
	Cominar REIT	30,172	478

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
^	Whitecap Resources Inc.	37,700	467
*	MEG Energy Corp.	24,200	467
	Gibson Energy Inc.	19,700	454
	Linamar Corp.	7,600	451
	WSP Global Inc.	12,603	449
	DH Corp.	12,700	445
	TMX Group Ltd.	9,964	444
*	Lundin Mining Corp.	86,184	429
	Hudson's Bay Co.	19,500	426
*	Kinross Gold Corp.	173,749	422
*,^	Amaya Inc.	16,275	381
	Canadian Apartment Properties REIT	15,400	372
	Atco Ltd.	9,800	371
	HudBay Minerals Inc.	37,165	367
	TransAlta Corp.	36,760	366
^	Enerplus Corp.	28,900	366
*	IMAX Corp.	9,700	362
	Calloway REIT	14,200	360
	Quebecor Inc. Class B	13,000	357
	MacDonald Dettwiler & Associates Ltd.	4,500	357
	Canadian Western Bank	13,300	346
	Barrick Gold Corp. (XNYS)	26,426	344
	ShawCor Ltd.	9,900	335
	Ritchie Bros Auctioneers Inc.	13,000	329
	Capital Power Corp.	15,717	324
^	Emera Inc.	9,600	324
	TransForce Inc.	13,700	309
^	Cineplex Inc.	7,600	304
	Canadian REIT	7,900	299
	Precision Drilling Corp.	40,900	298
*	Detour Gold Corp.	27,700	293
	Stantec Inc.	10,600	286
	Tahoe Resources Inc.	20,034	283
	Dream Office REIT	12,300	282
	Aimia Inc.	25,400	282
*	New Gold Inc.	82,500	277
	Secure Energy Services Inc.	19,462	275
	Toromont Industries Ltd.	10,500	273
	Parkland Fuel Corp.	12,400	271
*	Great Canadian Gaming Corp.	13,100	257
	Chartwell Retirement Residences	25,400	255
	RONA Inc.	18,500	243
*	Celestica Inc.	19,900	243
	Maple Leaf Foods Inc.	12,300	236
*	Canfor Corp.	11,900	236
	Granite REIT	6,800	236
^	Pengrowth Energy Corp.	70,000	235
	Algonquin Power & Utilities Corp.	28,600	233
^	Boardwalk REIT	4,600	232
	Dominion Diamond Corp.	11,700	231
	Westshore Terminals Investment Corp.	8,300	220
	Bank of Montreal	3,309	216
*	Paramount Resources Ltd. Class A	7,100	210
^	Mullen Group Ltd.	11,800	205
*	B2Gold Corp.	129,493	203
	Osisko Gold Royalties Ltd.	15,107	202
	Extendicare Inc.	30,200	197
	Russel Metals Inc.	8,600	197
^	Superior Plus Corp.	16,500	190
	Jean Coutu Group PJC Inc. Class A	9,700	189
^	Bonavista Energy Corp.	27,200	187
	Pan American Silver Corp.	19,224	184
*	Raging River Exploration Inc.	23,200	182
	Stella-Jones Inc.	4,900	177

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Penn West Petroleum Ltd.	70,300	175
^	Bonterra Energy Corp.	5,400	173
*,^	Sierra Wireless Inc.	4,900	172
	Corus Entertainment Inc. Class B	11,100	171
^	Northland Power Inc.	11,652	167
*	ATS Automation Tooling Systems Inc.	15,000	165
*	Brookfield Asset Management Inc. Class A (XNYS)	3,000	162
	Cogeco Cable Inc.	2,800	160
	Pason Systems Inc.	8,900	160
	Bombardier Inc. Class A	74,500	156
*	NuVista Energy Ltd.	21,000	156
	Martinrea International Inc.	15,500	155
^	Genworth MI Canada Inc.	5,200	151
*	Alamos Gold Inc.	21,900	151
*,^	Pacific Rubiales Energy Corp.	44,765	151
	Ensign Energy Services Inc.	18,800	150
	First Capital Realty Inc.	8,900	148
	Enerflex Ltd.	11,000	148
*	Kelt Exploration Ltd.	18,846	145
	Nevsun Resources Ltd.	36,800	145
^	TORC Oil & Gas Ltd.	16,628	145
*	Advantage Oil & Gas Ltd.	22,200	137
*	SEMAFO Inc.	43,200	133
*	IAMGOLD Corp.	59,200	132
	Norbord Inc.	6,472	131
	Cott Corp.	14,700	128
	Laurentian Bank of Canada	3,200	128
*	Parex Resources Inc.	15,864	127
*	NovaGold Resources Inc.	32,400	124
	AuRico Gold Inc.	34,900	122
	Innergex Renewable Energy Inc.	13,000	121
	North West Co. Inc.	5,700	117
^	Canadian Energy Services & Technology Corp.	22,800	115
	Centerra Gold Inc.	21,000	109
^	Surge Energy Inc.	29,800	108
*	Bankers Petroleum Ltd.	34,200	102
^	Manitoba Telecom Services Inc.	4,600	99
*	Torex Gold Resources Inc.	105,282	98
	Transcontinental Inc. Class A	6,000	92
*	Gran Tierra Energy Inc. (XTSE)	24,000	90
*	Athabasca Oil Corp.	48,500	89
^	First National Financial Corp.	4,600	86
*	Primero Mining Corp.	23,100	85
*	Gran Tierra Energy Inc. (XASE)	22,700	84
*	Pretium Resources Inc.	14,500	84
*	Alacer Gold Corp.	36,900	83
*	Birchcliff Energy Ltd.	11,500	83
*	Crew Energy Inc.	18,600	82
	Trilogy Energy Corp.	10,700	82
*	Imperial Metals Corp.	7,400	80
	InnVest REIT	16,500	77
	Major Drilling Group International Inc.	14,400	77
*	China Gold International Resources Corp. Ltd.	46,000	77
*	First Majestic Silver Corp.	15,700	76
	Dorel Industries Inc. Class B	2,600	76
	OceanaGold Corp.	40,100	76
^	AutoCanada Inc.	2,300	76
	Canaccord Genuity Group Inc.	13,000	75
*,^	Bellatrix Exploration Ltd.	23,434	74
	Sherritt International Corp.	34,400	71
	AGF Management Ltd. Class B	11,100	71
	Dundee Corp. Class A	7,200	69
	Northern Property REIT	3,300	69
	Trican Well Service Ltd.	16,200	68

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Avigilon Corp.	3,900	67
^	Just Energy Group Inc.	12,300	66
	Trinidad Drilling Ltd.	15,600	66
*	Capstone Mining Corp.	46,000	64
	Torstar Corp. Class B	10,400	62
*,^	Silver Standard Resources Inc.	10,900	59
	Aecon Group Inc.	5,400	59
*,^	DREAM Unlimited Corp. Class A	7,200	56
	Cascades Inc.	9,100	53
	Calfrac Well Services Ltd.	6,200	52
^	Black Diamond Group Ltd.	3,500	49
^	Canexus Corp.	25,900	43
^	Sprott Inc.	18,900	41
*,^	Denison Mines Corp.	38,200	34
*	Constellation Software Rights Exp. 09/15/2015	2,300	1
			234,553
Chile (0.1%)
	Empresa Nacional de Electricidad SA ADR	27,320	1,260
	Empresas COPEC SA	51,711	593
	Enersis SA	1,505,735	526
	SACI Falabella	64,905	506
	Enersis SA ADR	26,368	469
	Banco de Chile	4,040,648	464
*	Latam Airlines Group SA (Santiago Shares)	45,015	431
	Cencosud SA	164,113	425
	Empresas CMPC SA	131,977	370
	Banco Santander Chile	5,672,801	306
	Colbun SA	1,005,266	304
	Sociedad Quimica y Minera de Chile SA ADR	11,862	259
	Empresa Nacional de Electricidad SA	167,940	259
	Aguas Andinas SA Class A	425,142	252
	Corpbanca SA	20,346,293	231
	Banco de Credito e Inversiones	4,584	229
	Cia Cervecerias Unidas SA	19,385	211
	Vina Concha y Toro SA	102,740	210
	Banco Santander Chile ADR	9,416	205
	ENTEL Chile SA	14,138	160
	AES Gener SA	265,095	153
	SONDA SA	59,815	141
	Administradora de Fondos de Pensiones Habitat SA	81,126	125
	Parque Arauco SA	59,605	121
	Inversiones La Construccion SA	9,475	121
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	5,070	111
	E.CL SA	62,179	101
	Forus SA	15,785	69
	Ripley Corp. SA	116,780	62
	Inversiones Aguas Metropolitanas SA	36,076	59
	Embotelladora Andina SA Preference Shares	18,360	58
	CAP SA	14,259	51
	Salfacorp SA	57,321	47
*	Latam Airlines Group SA	4,562	43
*	Cia Sud Americana de Vapores SA	977,795	37
			8,969
China (2.6%)
*	Tencent Holdings Ltd.	829,727	17,125
	China Mobile Ltd.	798,361	11,403
	China Construction Bank Corp.	11,085,811	10,761
	Industrial & Commercial Bank of China Ltd.	10,998,245	9,541
	Bank of China Ltd.	11,479,800	7,866
	China Life Insurance Co. Ltd.	1,161,000	5,635
	Ping An Insurance Group Co. of China Ltd.	380,771	5,445
	CNOOC Ltd.	2,468,496	4,209
	PetroChina Co. Ltd.	3,246,000	4,187
	China Petroleum & Chemical Corp.	4,088,314	3,858

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	China Overseas Land & Investment Ltd.	646,480	2,693
	Agricultural Bank of China Ltd.	3,850,500	2,168
	China Pacific Insurance Group Co. Ltd.	390,200	2,115
	China Merchants Bank Co. Ltd.	703,272	2,111
	China Telecom Corp. Ltd.	2,544,034	1,885
	Hengan International Group Co. Ltd.	146,938	1,813
	Lenovo Group Ltd.	968,000	1,665
	CITIC Ltd.	814,000	1,628
*	China Unicom Hong Kong Ltd.	861,574	1,618
*,^	Hanergy Thin Film Power Group Ltd.	1,702,000	1,584
	China Shenhua Energy Co. Ltd.	580,500	1,508
	China Minsheng Banking Corp. Ltd.	913,760	1,334
	Bank of Communications Co. Ltd.	1,288,058	1,320
	PICC Property & Casualty Co. Ltd.	591,287	1,310
	Great Wall Motor Co. Ltd.	172,394	1,308
	China Communications Construction Co. Ltd.	685,375	1,247
	China Resources Land Ltd.	317,909	1,153
	Belle International Holdings Ltd.	864,000	1,109
	ENN Energy Holdings Ltd.	151,586	1,091
	China CITIC Bank Corp. Ltd.	1,163,010	1,055
	China National Building Material Co. Ltd.	816,000	990
^	Evergrande Real Estate Group Ltd.	943,000	892
	China Resources Power Holdings Co. Ltd.	287,400	867
	China Merchants Holdings International Co. Ltd.	186,000	844
	China Railway Group Ltd.	596,000	836
	CITIC Securities Co. Ltd.	177,500	786
	Brilliance China Automotive Holdings Ltd.	418,000	784
	Sinopharm Group Co. Ltd.	164,000	779
	New China Life Insurance Co. Ltd.	123,301	763
	Beijing Enterprises Holdings Ltd.	81,500	745
	Huaneng Power International Inc.	512,000	726
	Anhui Conch Cement Co. Ltd.	178,000	720
	China Everbright International Ltd.	379,000	707
	Haitong Securities Co. Ltd.	212,400	694
	CSPC Pharmaceutical Group Ltd.	648,000	673
	Dongfeng Motor Group Co. Ltd.	398,000	661
	Byd Co. Ltd.	105,460	637
*	China Taiping Insurance Holdings Co. Ltd.	170,859	635
	Zhuzhou CSR Times Electric Co. Ltd.	73,500	625
*	Alibaba Pictures Group Ltd.	1,260,000	620
*,^	China Vanke Co. Ltd.	233,404	618
	China Resources Enterprise Ltd.	194,000	594
^	CSR Corp. Ltd.	298,000	574
	China Railway Construction Corp. Ltd.	287,126	573
2	People's Insurance Co. Group of China Ltd.	826,000	572
	China Longyuan Power Group Corp. Ltd.	459,000	569
^	Fosun International Ltd.	228,000	568
*,2	China CNR Corp. Ltd.	278,000	568
	Guangdong Investment Ltd.	362,000	540
	Tsingtao Brewery Co. Ltd.	84,667	538
	Sino Biopharmaceutical Ltd.	456,000	521
*	Alibaba Health Information Technology Ltd.	332,000	512
	Beijing Enterprises Water Group Ltd.	590,000	509
	China Oilfield Services Ltd.	244,000	501
*,2	CGN Power Co. Ltd.	885,832	496
*	Goldin Properties Holdings Ltd.	204,000	495
^	Kingsoft Corp. Ltd.	121,000	473
*	GCL-Poly Energy Holdings Ltd.	1,554,000	470
	China Gas Holdings Ltd.	262,000	463
	GOME Electrical Appliances Holding Ltd.	1,797,720	461
*	Aluminum Corp. of China Ltd.	705,331	455
	Kunlun Energy Co. Ltd.	370,000	439
	Shanghai Electric Group Co. Ltd.	428,000	436
	Jiangxi Copper Co. Ltd.	211,000	435

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Sino-Ocean Land Holdings Ltd.	522,500	435
	China State Construction International Holdings Ltd.	218,000	420
	Shimao Property Holdings Ltd.	176,000	414
	Shenzhou International Group Holdings Ltd.	87,991	414
	Haier Electronics Group Co. Ltd.	142,000	408
	Country Garden Holdings Co. Ltd.	754,230	407
	AviChina Industry & Technology Co. Ltd.	356,000	403
*	China COSCO Holdings Co. Ltd.	420,500	387
	China Everbright Ltd.	116,000	383
^	China Coal Energy Co. Ltd.	581,000	382
	Beijing Capital International Airport Co. Ltd.	354,000	376
	Chongqing Changan Automobile Co. Ltd. Class B	113,700	373
	Zijin Mining Group Co. Ltd.	947,301	365
	Guangdong Electric Power Development Co. Ltd. Class B	343,869	348
	Geely Automobile Holdings Ltd.	605,000	340
	China Resources Gas Group Ltd.	98,000	340
	Sunac China Holdings Ltd.	258,000	339
	Longfor Properties Co. Ltd.	195,000	338
	China International Marine Containers Group Co. Ltd.	125,500	338
*	China Shipping Container Lines Co. Ltd.	590,000	333
	ZTE Corp.	98,012	330
	COSCO Pacific Ltd.	206,000	323
	Zhejiang Expressway Co. Ltd.	202,000	321
	Chongqing Rural Commercial Bank Co. Ltd.	356,000	318
*,2	Dalian Wanda Commercial Properties Co. Ltd.	38,700	317
*	China Cinda Asset Management Co. Ltd.	530,000	315
	Guangzhou Automobile Group Co. Ltd.	283,857	308
	Yanzhou Coal Mining Co. Ltd.	308,000	308
	ANTA Sports Products Ltd.	139,000	306
	Huaneng Renewables Corp. Ltd.	694,000	303
*	China Everbright Bank Co. Ltd.	433,000	293
	Far East Horizon Ltd.	272,000	287
2	Sinopec Engineering Group Co. Ltd.	265,135	286
	Jiangsu Expressway Co. Ltd.	208,000	286
	Shenzhen International Holdings Ltd.	149,500	281
	Shanghai Pharmaceuticals Holding Co. Ltd.	89,500	279
	Sinopec Shanghai Petrochemical Co. Ltd.	460,000	278
	Sihuan Pharmaceutical Holdings Group Ltd.	488,000	278
	COSCO International Holdings Ltd.	466,000	272
	Weichai Power Co. Ltd.	67,600	268
	Air China Ltd.	220,000	265
	Sunny Optical Technology Group Co. Ltd.	118,000	263
	Yuexiu Property Co. Ltd.	1,063,207	260
	TravelSky Technology Ltd.	130,000	252
	Haitian International Holdings Ltd.	99,000	246
	Huadian Power International Corp. Ltd.	222,000	246
^,2	China Galaxy Securities Co. Ltd.	150,000	245
	China Southern Airlines Co. Ltd.	248,000	244
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	63,500	242
	Digital China Holdings Ltd.	152,000	235
	Tong Ren Tang Technologies Co. Ltd.	134,000	234
	Metallurgical Corp. of China Ltd.	390,000	230
	Kingboard Chemical Holdings Ltd.	126,000	229
	Datang International Power Generation Co. Ltd.	390,000	228
	China Power International Development Ltd.	351,000	226
	Shandong Weigao Group Medical Polymer Co. Ltd.	240,000	222
	Shenzhen Investment Ltd.	402,000	221
	Intime Retail Group Co. Ltd.	197,000	220
	China Medical System Holdings Ltd.	124,000	219
^	China Shanshui Cement Group Ltd.	267,000	217
	Sinotrans Ltd.	283,000	217
^	China Huishan Dairy Holdings Co. Ltd.	1,010,401	215
	China Communications Services Corp. Ltd.	382,000	215
*	China Shipping Development Co. Ltd.	256,000	214

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	69,637	212
	Skyworth Digital Holdings Ltd.	232,000	207
*	Foshan Huaxin Packaging Co. Ltd. Class B	266,600	205
	Hangzhou Steam Turbine Co. Class B	149,857	204
	Shanghai Industrial Holdings Ltd.	51,000	203
	Inner Mongolia Yitai Coal Co. Ltd. Class B	131,204	199
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	61,173	193
	Lao Feng Xiang Co. Ltd. Class B	30,400	191
*	Shunfeng International Clean Energy Ltd.	270,000	190
*	GF Securities Co. Ltd.	60,000	190
	Franshion Properties China Ltd.	462,000	187
	Huadian Fuxin Energy Corp. Ltd.	342,000	184
*	Sinopec Oilfield Service Corp.	316,000	183
*	SFS Group AG	2,365	181
	China Agri-Industries Holdings Ltd.	316,800	181
	Jiangsu Future Land Co. Ltd. Class B	339,800	172
*	China Foods Ltd.	230,000	172
	Wasion Group Holdings Ltd.	108,000	170
^	China Molybdenum Co. Ltd.	169,000	169
*	Hopson Development Holdings Ltd.	144,000	169
	BBMG Corp.	134,000	166
	Agile Property Holdings Ltd.	197,500	165
	Weifu High-Technology Group Co. Ltd. Class B	34,600	162
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	34,833	161
	Guangshen Railway Co. Ltd.	242,000	160
*	Xinhua Winshare Publishing and Media Co. Ltd.	126,000	158
*	China Eastern Airlines Corp. Ltd.	202,000	156
	SOHO China Ltd.	200,000	152
	Fiyta Holdings Ltd. Class B	119,740	152
	Poly Property Group Co. Ltd.	234,000	150
	Guangzhou R&F Properties Co. Ltd.	117,400	150
*	Li Ning Co. Ltd.	268,749	149
	KWG Property Holding Ltd.	147,000	149
	China Merchants Property Development Co. Ltd. Class B	49,900	147
	Tianjin Port Development Holdings Ltd.	450,000	145
^	China Zhongwang Holdings Ltd.	237,200	144
*	Huadian Energy Co. Ltd. Class B	204,600	143
*	China Conch Venture Holdings Ltd.	53,000	142
	China BlueChemical Ltd.	318,000	142
	BYD Electronic International Co. Ltd.	94,000	142
	Nine Dragons Paper Holdings Ltd.	173,000	141
	Weiqiao Textile Co.	191,000	141
*	Kingdee International Software Group Co. Ltd.	232,000	138
*	CAR Inc.	57,000	135
^	NetDragon Websoft Inc.	43,500	134
	Beijing Jingneng Clean Energy Co. Ltd.	270,000	133
*	China High Speed Transmission Equipment Group Co. Ltd.	145,000	131
	China South City Holdings Ltd.	292,000	129
*,2	BAIC Motor Corp. Ltd.	86,900	129
*	BOE Technology Group Co. Ltd. Class B	288,800	129
*	Renhe Commercial Holdings Co. Ltd.	2,270,000	128
*,^	China Modern Dairy Holdings Ltd.	310,000	126
	Beijing Capital Land Ltd.	152,000	126
	China Resources Cement Holdings Ltd.	196,000	125
*	PAX Global Technology Ltd.	85,000	123
	Greentown China Holdings Ltd.	97,879	121
	Coolpad Group Ltd.	320,000	119
*,2	Shengjing Bank Co. Ltd.	97,854	119
	CIFI Holdings Group Co. Ltd.	382,000	118
	China ZhengTong Auto Services Holdings Ltd.	171,000	117
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	30,000	115
	Shenzhen Expressway Co. Ltd.	118,000	113
	Xiamen International Port Co. Ltd.	204,000	113
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	160,380	111

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	52,600	111
	Double Coin Holdings Ltd. Class B	63,200	111
^	Sinopec Kantons Holdings Ltd.	122,000	110
	Dazhong Transportation Group Co. Ltd. Class B	91,500	110
	Xinjiang Goldwind Science & Technology Co. Ltd.	46,600	108
	CSG Holding Co. Ltd. Class B	90,105	108
	Lee & Man Paper Manufacturing Ltd.	189,000	107
	China Hongqiao Group Ltd.	113,000	105
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	130,500	104
	Dah Chong Hong Holdings Ltd.	166,000	104
*	Poly Culture Group Corp. Ltd.	27,200	103
	Tianneng Power International Ltd.	208,000	102
	Dongfang Electric Corp. Ltd.	44,800	102
	Anhui Expressway Co. Ltd.	116,000	100
*	Tech Pro Technology Development Ltd.	122,400	99
	China Overseas Grand Oceans Group Ltd.	165,000	99
*	AVIC International Holding HK Ltd.	604,000	98
	Fufeng Group Ltd.	125,000	98
	Shandong Chenming Paper Holdings Ltd.	127,500	96
	Biostime International Holdings Ltd.	21,000	96
	Hua Han Bio-Pharmaceutical Holdings Ltd.	350,400	96
	Angang Steel Co. Ltd.	114,000	95
^	Golden Eagle Retail Group Ltd.	63,000	94
	Sinotruk Hong Kong Ltd.	130,500	93
*	Luye Pharma Group Ltd.	72,000	92
	China Machinery Engineering Corp.	69,000	92
	West China Cement Ltd.	530,000	91
	China Water Affairs Group Ltd.	138,000	87
*,^	CT Environmental Group Ltd.	62,000	87
*,^	China Traditional Chinese Medicine Co. Ltd.	110,000	86
*	Hi Sun Technology China Ltd.	213,000	85
	Huishang Bank Corp. Ltd.	158,452	85
	MMG Ltd.	196,000	84
	Yuexiu Transport Infrastructure Ltd.	114,000	84
*	Phoenix Healthcare Group Co. Ltd.	39,840	82
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	162,000	82
	Vinda International Holdings Ltd.	36,000	80
	Lijun International Pharmaceutical Holding Co. Ltd.	180,000	80
	Greatview Aseptic Packaging Co. Ltd.	132,000	80
	Kingboard Laminates Holdings Ltd.	155,000	79
	Phoenix Satellite Television Holdings Ltd.	200,000	79
	Harbin Electric Co. Ltd.	96,000	79
*	Maanshan Iron & Steel Co. Ltd.	200,000	78
*	Powerlong Real Estate Holdings Ltd.	356,000	78
	CIMC Enric Holdings Ltd.	70,000	77
	Dalian Port PDA Co. Ltd.	142,000	77
	China Singyes Solar Technologies Holdings Ltd.	47,000	77
*	Dongjiang Environmental Co. Ltd.	14,200	77
*	China Lumena New Materials Corp.	476,000	77
	Tianjin Capital Environmental Protection Group Co. Ltd.	72,000	76
	Zhongsheng Group Holdings Ltd.	82,000	75
*	Chinasoft International Ltd.	130,000	74
	Tibet 5100 Water Resources Holdings Ltd.	191,000	73
^	Hilong Holding Ltd.	194,000	73
	China Oil & Gas Group Ltd.	520,000	73
*	China Tian Lun Gas Holdings Ltd.	72,000	73
*	Central China Securities Co. Ltd.	73,988	73
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	26,900	72
	China Dongxiang Group Co. Ltd.	295,000	72
*	Lianhua Supermarket Holdings Co. Ltd.	94,000	72
	Lonking Holdings Ltd.	279,000	69
*,^	PW Medtech Group Ltd.	159,000	68
*,^	China Yurun Food Group Ltd.	195,000	67
	Baoxin Auto Group Ltd.	85,000	67

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	North Mining Shares Co. Ltd.	1,310,000	64
*	Mingfa Group International Co. Ltd.	180,000	64
	Hengdeli Holdings Ltd.	284,000	64
*,2	Cosmo Lady China Holdings Co. Ltd.	75,998	64
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	64,000	62
	Chaowei Power Holdings Ltd.	86,000	62
*	China Power New Energy Development Co. Ltd.	620,000	61
	Fantasia Holdings Group Co. Ltd.	375,000	61
	Wumart Stores Inc.	69,000	60
*,2	Tianhe Chemicals Group Ltd.	383,088	58
	China Suntien Green Energy Corp. Ltd.	209,000	56
	China Shineway Pharmaceutical Group Ltd.	33,000	56
^	Wisdom Holdings Group	64,000	56
	Shenguan Holdings Group Ltd.	176,000	55
	China Datang Corp. Renewable Power Co. Ltd.	330,000	55
*	Glorious Property Holdings Ltd.	355,000	54
	Anhui Gujing Distillery Co. Ltd. Class B	13,200	53
^	Tiangong International Co. Ltd.	258,000	51
*	CITIC Resources Holdings Ltd.	278,000	50
	China Lesso Group Holdings Ltd.	66,000	48
*	Sinofert Holdings Ltd.	174,000	48
	TCL Multimedia Technology Holdings Ltd.	58,000	48
*	Sinotrans Shipping Ltd.	169,500	47
	Shanghai Diesel Engine Co. Ltd. Class B	46,100	46
	Texhong Textile Group Ltd.	38,500	46
	Comba Telecom Systems Holdings Ltd.	129,800	46
*	Shanghai Baosight Software Co. Ltd. Class B	10,100	45
	Boer Power Holdings Ltd.	23,000	44
	CPMC Holdings Ltd.	55,000	43
	Bosideng International Holdings Ltd.	242,000	42
*	Concord New Energy Group Ltd.	520,000	42
*	China Precious Metal Resources Holdings Co. Ltd.	480,000	41
	Welling Holding Ltd.	156,000	41
	Bloomage BioTechnology Corp. Ltd.	17,500	40
	China National Accord Medicines Corp. Ltd. Class B	5,400	40
	Bank of Chongqing Co. Ltd.	37,000	40
*	V1 Group Ltd.	370,000	39
	Livzon Pharmaceutical Group Inc.	5,300	38
	Ajisen China Holdings Ltd.	61,000	38
*	Kama Co. Ltd. Class B	46,500	37
	Changshouhua Food Co. Ltd.	47,000	37
*	China Resources and Transportation Group Ltd.	1,500,000	36
	NVC Lighting Holding Ltd.	156,000	35
	Shanghai Bailian Group Co. Ltd. Class B	15,500	35
	Hydoo International Holding Ltd.	172,000	34
	Xingda International Holdings Ltd.	103,000	33
*,2	Kangda International Environmental Co. Ltd.	59,998	33
	Sichuan Expressway Co. Ltd.	60,000	33
	Jiangling Motors Corp. Ltd. Class B	6,100	33
^	Zhaojin Mining Industry Co. Ltd.	45,500	33
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	12,900	33
^	First Tractor Co. Ltd.	36,000	32
	China National Materials Co. Ltd.	88,000	32
	Yashili International Holdings Ltd.	94,000	32
*	China Huiyuan Juice Group Ltd.	77,500	30
	Dongyue Group Ltd.	71,000	30
*	Sany Heavy Equipment International Holdings Co. Ltd.	95,000	27
*	Chengde Nanjiang Co. Ltd. Class B	62,900	23
*	EverChina International Holdings Co. Ltd.	475,000	23
	Daphne International Holdings Ltd.	78,000	22
	Anxin-China Holdings Ltd.	312,000	15
	XTEP International Holdings Ltd.	31,500	11
			176,263

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
Colombia (0.1%)
	Bancolombia SA ADR	19,166	868
	Grupo de Inversiones Suramericana SA	35,615	585
*	Ecopetrol SA	423,943	361
*,^	Ecopetrol SA ADR	19,570	335
	Almacenes Exito SA	30,107	323
	Banco Davivienda SA Preference Shares	24,093	280
	Grupo Aval Acciones y Valores Preference Shares	432,438	220
	Cementos Argos SA	49,950	212
	Corp Financiera Colombiana SA	12,489	201
	Isagen SA ESP	124,490	166
	Bancolombia SA Preference Shares	14,574	159
	Grupo de Inversiones Suramericana SA Preference Shares	10,672	159
	Interconexion Electrica SA ESP	43,966	148
	Celsia SA ESP	59,713	127
*	Cemex Latam Holdings SA	21,710	121
*	Avianca Holdings SA Preference Shares	47,127	74
	Grupo Aval Acciones y Valores ADR	2,333	24
			4,363
Czech Republic (0.0%)
	Komercni banka as	3,643	812
	CEZ AS	21,547	559
	O2 Czech Republic AS	8,868	73
			1,444
Denmark (0.6%)
	Novo Nordisk A/S Class B	300,578	16,875
	Danske Bank A/S	117,147	3,322
	Coloplast A/S Class B	23,585	1,925
	Pandora A/S	17,935	1,854
	AP Moeller - Maersk A/S Class A	905	1,745
	AP Moeller - Maersk A/S Class B	801	1,590
	Novozymes A/S	33,706	1,555
	Vestas Wind Systems A/S	33,512	1,520
	Carlsberg A/S Class B	15,929	1,452
	TDC A/S	115,259	877
	ISS A/S	25,064	847
	DSV A/S	22,828	792
*	Jyske Bank A/S	13,369	655
*	Genmab A/S	7,640	588
	Chr Hansen Holding A/S	11,497	556
*	Auriga Industries A/S Class B	11,330	545
	GN Store Nord A/S	24,126	521
	Sydbank A/S	11,263	423
	Royal Unibrew A/S	2,179	417
	Tryg A/S	3,080	334
	FLSmidth & Co. A/S	7,328	313
*	Topdanmark A/S	9,790	294
	Matas A/S	11,786	279
*	William Demant Holding A/S	3,031	249
	NKT Holding A/S	3,370	214
*	H Lundbeck A/S	8,518	166
	Solar A/S Class B	2,959	145
	SimCorp A/S	4,076	141
*	Bavarian Nordic A/S	2,919	137
	ALK-Abello A/S	1,004	119
*	Ambu A/S Class B	3,819	100
	Schouw & Co.	1,690	86
	Spar Nord Bank A/S	7,698	83
	Dfds A/S	667	75
	Rockwool International A/S Class B	488	65
*,^	Bang & Olufsen A/S	4,004	36
*	OW Bunker A/S	3,210	—
			40,895

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
Egypt (0.0%)
	Commercial International Bank Egypt SAE	113,814	824
	Talaat Moustafa Group	193,125	254
*	Global Telecom Holding SAE GDR	70,996	155
	Juhayna Food Industries	126,362	154
	Sidi Kerir Petrochemicals Co.	79,618	154
*	Orascom Telecom Media And Technology Holding SAE GDR	191,266	150
*	Egyptian Financial Group-Hermes Holding Co.	57,560	107
*	Citadel Capital SAE	263,431	80
*	Orascom Construction Ltd.	5,863	78
	Egypt Kuwait Holding Co. SAE	112,592	74
	Telecom Egypt Co.	55,015	71
*	South Valley Cement	74,684	54
*	ElSwedy Electric Co.	7,718	48
*	Pioneers Holding for Financial Investments SAE	40,996	47
*	Ezz Steel	24,554	42
*	Six of October Development & Investment	24,349	37
	Oriental Weavers	24,535	34
	Heliopolis Co. for Housing and Construction SAE	3,075	25
*	Abu Dhabi Islamic Bank	24,453	24
*	Medinet Nasr Housing	5,633	24
*	Palm Hills Developments SAE	41,968	15
*	Palm Hills Developments SAE Rights Exp. 05/21/2015	25,647	2
			2,453
Finland (0.3%)
^	Nokia Oyj	569,704	3,844
	Sampo Oyj Class A	70,678	3,425
	Kone Oyj Class B	56,611	2,435
	UPM-Kymmene Oyj	96,777	1,751
	Fortum Oyj	64,915	1,282
	Wartsila OYJ Abp	21,654	993
	Metso Oyj	31,210	887
	Nokian Renkaat Oyj	25,875	841
^	Stora Enso Oyj	75,303	792
	Elisa Oyj	22,828	699
	Cargotec Oyj Class B	14,612	589
	Orion Oyj Class B	16,052	525
	Neste Oil Oyj	18,951	515
	Huhtamaki Oyj	14,189	454
^	Outotec Oyj	54,986	384
	Amer Sports Oyj	14,742	369
	Kesko Oyj Class B	8,532	349
	Valmet Oyj	28,128	326
	Konecranes Oyj	8,513	276
	Tieto Oyj	10,196	245
^	Metsa Board Oyj	33,515	198
	Sponda Oyj	44,471	194
*	Outokumpu Oyj	31,105	188
	Caverion Corp.	15,327	151
	Citycon Oyj	39,776	129
	Kemira Oyj	10,948	128
^	YIT Oyj	17,206	121
	Uponor Oyj	7,218	111
	Ramirent Oyj	11,293	87
	Raisio Oyj	14,364	64
*	Oriola-KD Oyj	13,385	60
	Cramo Oyj	2,348	44
	Sanoma Oyj	7,321	39
*	Stockmann OYJ Abp Class B	3,597	29
			22,524
France (3.0%)
	Sanofi	177,073	18,024
	TOTAL SA	317,755	17,206
	BNP Paribas SA	150,008	9,473

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	AXA SA	293,799	7,429
	LVMH Moet Hennessy Louis Vuitton SE	38,927	6,807
	Schneider Electric SE	84,457	6,313
	Danone SA	85,477	6,185
	Airbus Group NV	85,111	5,898
	Societe Generale SA	111,005	5,550
	Vivendi SA	196,267	4,920
	Air Liquide SA	37,219	4,868
*,^	L'Oreal SA	24,439	4,664
	Orange SA	275,784	4,543
^	GDF Suez	215,858	4,392
^	Vinci SA	71,170	4,365
	Pernod Ricard SA	29,840	3,709
	Essilor International SA	29,027	3,536
	Cie Generale des Etablissements Michelin	28,941	3,227
	Cie de Saint-Gobain	69,264	3,148
*,^	Carrefour SA	90,337	3,115
	Renault SA	28,533	3,002
	Safran SA	40,884	2,987
	Publicis Groupe SA	30,304	2,542
	Legrand SA	40,219	2,326
*	L'Oreal SA Loyalty Line	12,108	2,311
	Credit Agricole SA	140,130	2,180
	Kering	11,405	2,109
	Cap Gemini SA	22,786	2,030
	Valeo SA	11,560	1,853
	Lafarge SA (XPAR)	25,041	1,827
	Air Liquide SA-PRIM	13,881	1,815
^	Accor SA	30,612	1,679
	Dassault Systemes	21,641	1,668
	Hermes International	4,312	1,626
*	Alcatel-Lucent	466,548	1,620
	SES SA	45,148	1,582
	Christian Dior SE	7,636	1,493
*	Alstom SA	44,800	1,407
*	Veolia Environnement SA	66,028	1,397
^	Bouygues SA	32,033	1,323
	Sodexo SA	12,153	1,230
	SCOR SE	33,393	1,202
	Societe BIC SA	6,972	1,191
	Klepierre	24,286	1,178
^	Technip SA	17,046	1,162
	Casino Guichard Perrachon SA	12,936	1,144
	Natixis SA	136,149	1,127
	Bollore SA	194,283	1,110
	Arkema SA	13,606	1,095
*	Peugeot SA	56,683	1,072
	Groupe Eurotunnel SE	65,862	1,056
	Atos SE	13,230	1,034
	Zodiac Aerospace	27,853	1,023
	Ingenico	7,914	993
^	Suez Environnement Co.	47,336	965
	Bureau Veritas SA	39,386	927
*	Numericable-SFR SAS	16,393	910
	Electricite de France SA	34,572	880
	Edenred	32,690	876
	Thales SA	13,945	849
	Iliad SA	3,474	819
	Eutelsat Communications SA	23,341	814
	Rexel SA	42,935	809
	STMicroelectronics NV	97,026	774
*	Lafarge SA	8,852	646
	Sartorius Stedim Biotech	2,486	634
	Teleperformance	8,378	629

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Aeroports de Paris	4,853	598
^	Gecina SA	4,324	593
	Wendel SA	4,757	584
	SEB SA	5,948	551
	Lagardere SCA	16,049	515
	Vallourec SA	21,690	511
	Eurazeo SA	6,678	478
*,2	Euronext NV	10,658	447
	Saft Groupe SA	11,183	446
	JCDecaux SA	11,138	440
	Faurecia	9,139	433
	CNP Assurances	23,564	424
	ICADE	4,844	421
	Eurofins Scientific SE	1,478	416
	Fonciere Des Regions	4,367	413
*	Credit Agricole SA Loyalty Line	25,664	399
	Eiffage SA	6,370	388
	Mercialys SA	14,394	358
	Rubis SCA	4,968	338
	Imerys SA	4,319	329
*	Technicolor SA	46,511	316
*	Constellium NV Class A	16,000	294
	Orpea	4,455	293
	Korian-Medica	8,250	282
^	Societe Television Francaise 1	15,937	279
	Remy Cointreau SA	3,597	271
	Ipsen SA	4,675	269
*	UBISOFT Entertainment	14,291	264
	Metropole Television SA	12,110	253
	Neopost SA	4,702	226
*,^	CGG SA	31,048	220
	Plastic Omnium SA	7,468	208
	BioMerieux	1,906	206
*	Nexans SA	5,175	203
	Euler Hermes Group	1,829	200
	Altran Technologies SA	18,294	199
*	Norbert Dentressangle SA	816	199
	Alten SA	3,980	194
*,^	Air France-KLM	22,432	193
	Sopra Steria Group	2,118	187
	Nexity SA	3,865	170
*	Electricite de France SA Loyalty Line	6,661	170
*	Etablissements Maurel et Prom	17,679	165
	Gaztransport Et Technigaz SA	2,718	163
	Virbac SA	549	143
2	Elior Participations SCA	7,053	132
*	Genfit	2,946	128
*	Coface SA	9,900	123
*	DBV Technologies SA	2,399	123
	IPSOS	4,103	121
	Beneteau SA	6,653	104
	Vicat	1,220	88
	Rallye SA	2,306	86
	LISI	2,726	84
*	Groupe Fnac	1,373	83
	MPI	20,679	81
*	Eramet	929	76
	Boiron SA	633	71
*	GameLoft SE	13,315	70
	Trigano SA	1,902	68
	Vilmorin & Cie SA	815	68
*	SEB SA Loyalty Line	643	60
	Bourbon SA	2,900	57
*	Derichebourg SA	18,005	56

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Haulotte Group SA	2,872	56
	Guerbet	1,179	50
	Tarkett SA	1,857	50
*	Solocal Group	72,347	40
	Albioma SA	1,776	37
	Faiveley Transport SA	579	37
	Assystem	1,557	34
	Bonduelle S.C.A.	1,139	32
*	FFP	382	32
	Jacquet Metal Service	1,267	27
	Societe d'Edition de Canal &	3,717	26
*	Parrot SA	974	26
	Mersen	914	25
*,^	SOITEC	21,254	20
	Burelle SA	2	1
	Havas SA	4	—
			209,119
Germany (2.9%)
*	Bayer AG	127,645	18,372
	Siemens AG	130,867	14,236
	BASF SE	142,269	14,134
	Daimler AG	146,808	14,115
	Allianz SE	69,420	11,816
	SAP SE	137,336	10,378
	Deutsche Telekom AG	481,335	8,847
	Deutsche Bank AG	211,535	6,765
^	Volkswagen AG Preference Shares	23,762	6,117
	Bayerische Motoren Werke AG	49,452	5,834
	Linde AG	28,855	5,639
^	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,233	4,925
	Deutsche Post AG	145,100	4,778
	E.ON SE	283,522	4,414
*	Continental AG	16,389	3,841
	Fresenius SE & Co. KGaA	59,844	3,560
	Deutsche Boerse AG	36,782	3,048
	Porsche Automobil Holding SE Preference Shares	31,853	3,022
	Henkel AG & Co. KGaA Preference Shares	25,405	2,951
	Fresenius Medical Care AG & Co. KGaA	32,317	2,716
^	adidas AG	32,056	2,627
	HeidelbergCement AG	27,843	2,137
	ThyssenKrupp AG	76,663	2,037
	Merck KGaA	18,766	2,023
	Infineon Technologies AG	167,635	1,971
*	Commerzbank AG	141,815	1,913
	Henkel AG & Co. KGaA	18,756	1,900
^	RWE AG	73,897	1,836
	Deutsche Annington Immobilien SE	53,829	1,807
	ProSiebenSat.1 Media AG	31,676	1,620
	GEA Group AG	28,396	1,364
	Brenntag AG	21,999	1,320
	Beiersdorf AG	14,353	1,249
	HUGO BOSS AG	9,744	1,199
^	Volkswagen AG	4,276	1,083
^	Hannover Rueck SE	10,555	1,073
	Deutsche Wohnen AG	40,777	1,070
	Symrise AG	17,530	1,063
	K&S AG	28,599	932
	LEG Immobilien AG	11,717	909
*	Kabel Deutschland Holding AG	6,136	822
	METRO AG	22,640	821
	United Internet AG	17,175	768
*	QIAGEN NV	31,750	763
	Wirecard AG	17,179	755
	LANXESS AG	13,314	711

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	OSRAM Licht AG	12,692	669
	FUCHS PETROLUB SE	17,522	654
	MTU Aero Engines AG	6,623	651
	MAN SE	5,697	618
	Evonik Industries AG	12,824	493
	Freenet AG	14,631	474
	Telefonica Deutschland Holding AG	74,552	462
	KION Group AG	10,057	446
*	Deutsche Lufthansa AG	32,260	445
	Fraport AG Frankfurt Airport Services Worldwide	6,847	433
*	Dialog Semiconductor plc	9,448	426
	Deutsche Euroshop AG	8,453	421
	Aareal Bank AG	8,799	378
	Aurubis AG	5,908	373
^	Fuchs Petrolub SE Preference Shares	8,756	369
*,2	Zalando SE	11,781	362
	STADA Arzneimittel AG	9,436	345
	DMG MORI SEIKI AG	9,244	324
	Axel Springer SE	5,137	287
	Drillisch AG	6,179	284
^	Bilfinger SE	5,310	265
	KUKA AG	3,729	265
	Leoni AG	4,127	264
^	HOCHTIEF AG	3,360	260
	Wacker Chemie AG	1,999	248
	Software AG	8,520	246
*	MorphoSys AG	3,393	244
	Gerresheimer AG	4,122	233
	Sartorius AG Preference Shares	1,390	230
	Celesio AG	7,360	218
	Norma Group SE	3,992	212
	CTS Eventim AG & Co. KGaA	6,198	211
	Fielmann AG	2,992	203
*	Grand City Properties SA	10,568	200
	Salzgitter AG	5,667	193
	Takkt AG	10,483	191
*	Nordex SE	8,788	188
	Krones AG	1,665	184
	Sixt SE	3,725	178
	Duerr AG	1,716	176
	Rational AG	461	162
	alstria office REIT-AG	11,364	161
*	GRENKELEASING AG	1,154	154
^	Suedzucker AG	10,184	154
	TAG Immobilien AG	11,541	148
	RHOEN-KLINIKUM AG	5,330	148
	Wincor Nixdorf AG	3,793	144
*,^	SGL Carbon SE	8,789	143
^	Talanx AG	4,447	141
*	Kloeckner & Co. SE	14,417	138
	Gerry Weber International AG	4,199	137
	Draegerwerk AG & Co. KGaA Preference Shares	1,078	124
	Jungheinrich AG Preference Shares	1,610	114
	Aurelius AG	2,371	114
	Biotest AG Preference Shares	1,323	111
	CompuGroup Medical AG	3,741	107
*	PATRIZIA Immobilien AG	5,149	101
	Pfeiffer Vacuum Technology AG	1,066	99
	Puma SE	468	95
	BayWa AG	2,533	95
	Stroeer Media SE	2,565	95
	ElringKlinger AG	3,434	95
	Indus Holding AG	1,803	94
*	Heidelberger Druckmaschinen AG	32,853	88

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*,^	AIXTRON SE	12,390	82
	Bechtle AG	1,108	81
	Nemetschek AG	601	78
	Vossloh AG	1,197	75
	Bertrandt AG	558	74
	KWS Saat SE	221	67
	Wacker Neuson SE	2,449	63
	Rheinmetall AG	1,226	63
	Carl Zeiss Meditec AG	2,316	59
	Deutz AG	11,888	58
	DIC Asset AG	5,437	55
	Jenoptik AG	3,717	45
	Hamburger Hafen und Logistik AG	2,013	44
	KSB AG Preference Shares	80	40
*	Delticom AG	1,746	39
*	Kontron AG	6,837	39
*,^	SMA Solar Technology AG	1,946	29
	CAT Oil AG	2,118	28
	QSC AG	9,587	19
			202,604
Greece (0.0%)
*	National Bank of Greece SA	230,046	323
	OPAP SA	33,820	303
	FF Group	9,950	300
*	Eurobank Ergasias SA	1,350,700	206
*	Hellenic Telecommunications Organization SA ADR	45,296	202
*	Alpha Bank AE	514,758	180
	Titan Cement Co. SA	6,193	156
*	Hellenic Telecommunications Organization SA	16,411	149
*	Mytilineos Holdings SA	20,599	142
	Motor Oil Hellas Corinth Refineries SA	14,637	128
*	Piraeus Bank SA	281,904	126
	JUMBO SA	11,276	116
*	Public Power Corp. SA	13,196	89
	Hellenic Petroleum SA	7,187	36
	Grivalia Properties REIC	3,952	31
	Hellenic Exchanges SA	4,615	30
	Athens Water Supply & Sewage Co. SA	4,011	23
*	Ellaktor SA	8,992	20
			2,560
Hong Kong (1.3%)
	AIA Group Ltd.	1,852,358	12,319
	Hong Kong Exchanges and Clearing Ltd.	178,827	6,817
	Hutchison Whampoa Ltd.	331,501	4,874
	Sun Hung Kai Properties Ltd.	274,783	4,564
*	CK Hutchison Holdings Ltd.	203,900	4,423
	Hang Seng Bank Ltd.	148,648	2,896
	Jardine Matheson Holdings Ltd.	37,281	2,303
	Hong Kong & China Gas Co. Ltd.	926,941	2,208
	BOC Hong Kong Holdings Ltd.	557,500	2,162
	Link REIT	341,120	2,116
	Power Assets Holdings Ltd.	206,500	2,084
	CLP Holdings Ltd.	237,000	2,075
	Wharf Holdings Ltd.	220,600	1,589
	Sands China Ltd.	373,200	1,521
	Galaxy Entertainment Group Ltd.	316,000	1,519
	Hongkong Land Holdings Ltd.	171,700	1,390
	Swire Pacific Ltd. Class A	97,162	1,310
*,^	Goldin Financial Holdings Ltd.	320,000	1,280
	Henderson Land Development Co. Ltd.	152,240	1,221
	Jardine Strategic Holdings Ltd.	33,200	1,139
	Want Want China Holdings Ltd.	1,016,311	1,115
	New World Development Co. Ltd.	825,224	1,095
	Hang Lung Properties Ltd.	311,000	1,051

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	China Mengniu Dairy Co. Ltd.	205,000	1,039
	MTR Corp. Ltd.	200,000	983
	Li & Fung Ltd.	944,000	961
	Tingyi Cayman Islands Holding Corp.	394,000	832
	Bank of East Asia Ltd.	184,672	801
	Sino Land Co. Ltd.	440,280	775
	Cheung Kong Infrastructure Holdings Ltd.	88,000	745
	Samsonite International SA	196,196	716
	Techtronic Industries Co. Ltd.	189,500	671
	Wheelock & Co. Ltd.	113,000	636
	AAC Technologies Holdings Inc.	107,000	565
	Swire Properties Ltd.	160,246	551
	Prosperity REIT	1,265,000	471
	Yue Yuen Industrial Holdings Ltd.	122,500	465
	ASM Pacific Technology Ltd.	38,200	426
^	Prada SPA	72,300	393
	Hysan Development Co. Ltd.	84,000	388
*	Semiconductor Manufacturing International Corp.	3,325,000	366
	Hopewell Holdings Ltd.	92,500	356
^	Sun Art Retail Group Ltd.	345,579	355
	First Pacific Co. Ltd.	361,200	350
	Kerry Properties Ltd.	85,500	349
	Cathay Pacific Airways Ltd.	135,000	348
	VTech Holdings Ltd.	24,500	341
	PCCW Ltd.	510,000	340
*	Suncorp Technologies Ltd.	1,910,000	339
	SJM Holdings Ltd.	259,000	328
	Melco Crown Entertainment Ltd. ADR	15,500	317
*,2	WH Group Ltd.	446,201	311
	Huabao International Holdings Ltd.	275,000	309
	NWS Holdings Ltd.	181,500	308
	Wynn Macau Ltd.	147,600	299
	Television Broadcasts Ltd.	45,800	298
	New World China Land Ltd.	406,000	275
	Shun Tak Holdings Ltd.	472,000	274
	Value Partners Group Ltd.	143,000	264
	Shangri-La Asia Ltd.	157,519	239
	Esprit Holdings Ltd.	250,346	237
	Dah Sing Financial Holdings Ltd.	32,544	228
	Johnson Electric Holdings Ltd.	57,750	215
*	Melco Crown Entertainment Ltd.	30,900	212
	MGM China Holdings Ltd.	108,000	204
*	Town Health International Medical Group Ltd.	618,000	200
	Xinyi Glass Holdings Ltd.	300,000	200
	Melco International Development Ltd.	118,000	200
	Orient Overseas International Ltd.	30,500	187
	Uni-President China Holdings Ltd.	220,800	178
	Giordano International Ltd.	354,000	177
^	Guotai Junan International Holdings Ltd.	105,000	173
	Cafe de Coral Holdings Ltd.	46,000	172
^	Chow Tai Fook Jewellery Group Ltd.	135,200	164
*	United Co. RUSAL plc	270,000	163
	Stella International Holdings Ltd.	59,000	159
	Man Wah Holdings Ltd.	121,600	158
	China Travel International Investment Hong Kong Ltd.	354,000	158
	L'Occitane International SA	53,500	157
	Lifestyle International Holdings Ltd.	81,500	152
	Minth Group Ltd.	60,000	150
*	Global Brands Group Holding Ltd.	722,000	148
	Shui On Land Ltd.	447,000	144
*	FIH Mobile Ltd.	270,000	144
*	China LNG Group Ltd.	480,000	136
	China Smarter Energy Group Holdings Ltd.	636,000	131
	Luk Fook Holdings International Ltd.	42,000	131

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Shougang Fushan Resources Group Ltd.	498,000	128
	CITIC Telecom International Holdings Ltd.	302,500	125
	NagaCorp Ltd.	172,000	124
*,^	Brightoil Petroleum Holdings Ltd.	385,000	123
	Champion REIT	225,000	122
*	Nexteer Automotive Group Ltd.	107,000	121
	Yingde Gases Group Co. Ltd.	137,500	120
	Yuexiu REIT	207,000	117
*,^	Superb Summit International Group Ltd.	620,000	117
	SmarTone Telecommunications Holdings Ltd.	63,000	115
*	Sino Oil And Gas Holdings Ltd.	3,795,000	110
	Xinyi Solar Holdings Ltd.	310,000	108
	Far East Consortium International Ltd.	225,000	107
*	China Fiber Optic Network System Group Ltd.	290,000	105
	Dah Sing Banking Group Ltd.	47,937	104
*	Imperial Pacific International Holdings Ltd.	410,000	103
^	Haitong International Securities Group Ltd.	92,000	102
	SITC International Holdings Co. Ltd.	136,000	101
*	FDG Electric Vehicles Ltd.	1,000,000	99
*	China Oceanwide Holdings Ltd.	626,000	97
	GCL New Energy Holdings Ltd.	696,000	94
	Kerry Logistics Network Ltd.	58,000	93
*	China LotSynergy Holdings Ltd.	940,000	92
	NewOcean Energy Holdings Ltd.	162,000	90
*	Tom Group Ltd.	325,971	89
	Great Eagle Holdings Ltd.	24,000	89
	EVA Precision Industrial Holdings Ltd.	272,000	88
*	G-Resources Group Ltd.	2,679,600	88
	Pacific Basin Shipping Ltd.	235,000	87
*	KuangChi Science Ltd.	185,000	87
*	Lee's Pharmaceutical Holdings Ltd.	43,500	81
*	Shenyin Wanguo HK Ltd.	75,000	80
	Dynam Japan Holdings Co. Ltd.	37,400	79
	TCL Communication Technology Holdings Ltd.	74,000	79
*	Kong Sun Holdings Ltd.	375,000	79
*	Fullshare Holdings Ltd.	867,500	78
	Hopewell Highway Infrastructure Ltd.	156,300	78
*	China All Access Holdings Ltd.	220,000	77
	K Wah International Holdings Ltd.	132,000	76
	Towngas China Co. Ltd.	71,000	76
*	L'sea Resources International Holdings Ltd.	1,070,000	73
	Truly International Holdings Ltd.	154,000	73
	Pacific Textiles Holdings Ltd.	52,000	72
*	Lifetech Scientific Corp.	379,998	71
*	Macau Legend Development Ltd.	186,000	70
	Ju Teng International Holdings Ltd.	112,000	70
	REXLot Holdings Ltd.	900,000	67
*	Hong Kong Television Network Ltd.	164,000	66
*,^	China Huarong Energy Co. Ltd.	492,000	66
*	Carnival Group International Holdings Ltd.	309,992	64
*	Xinchen China Power Holdings Ltd.	128,000	62
*	Haitong International Securities Group Ltd. Rights Exp. 05/15/2015	92,000	61
*	Sun Hung Kai & Co. Ltd.	58,000	60
^	SA Sa International Holdings Ltd.	115,995	59
*	United Laboratories International Holdings Ltd.	86,000	58
*	Synertone Communication Corp.	712,000	58
	TPV Technology Ltd.	224,000	55
	China Merchants Land Ltd.	168,000	54
*	CST Mining Group Ltd.	4,128,000	53
*	China Financial International Investments Ltd.	570,000	52
	Hutchison Telecommunications Hong Kong Holdings Ltd.	112,000	52
	APT Satellite Holdings Ltd.	33,000	52
	SPT Energy Group Inc.	226,000	51
	Texwinca Holdings Ltd.	52,000	50

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	China Household Holdings Ltd.	445,000	48
*,^	United Photovoltaics Group Ltd.	312,000	48
^	Goodbaby International Holdings Ltd.	104,464	48
^	Anton Oilfield Services Group	196,000	47
	Springland International Holdings Ltd.	122,657	47
*,^	Haier Healthwise Holdings Ltd.	301,115	45
	Honghua Group Ltd.	325,000	45
*,^	Midland Holdings Ltd.	96,000	45
^	Summit Ascent Holdings Ltd.	75,948	44
	Chow Sang Sang Holdings International Ltd.	19,000	44
*	Wanda Hotel Development Co. Ltd.	200,000	44
	TCC International Holdings Ltd.	98,000	41
	China Aerospace International Holdings Ltd.	200,000	40
*	Lai Sun Development Co. Ltd.	1,446,000	39
*	Louis XIII Holdings Ltd.	107,500	38
*	China Dynamics Holdings Ltd.	420,000	38
	Trinity Ltd.	156,000	34
	Parkson Retail Group Ltd.	117,500	30
*	China Public Procurement Ltd.	904,000	30
	Sunlight REIT	56,000	28
*	Sunshine Oilsands Ltd.	317,500	28
*	Landing International Development Ltd.	1,095,000	27
	Liu Chong Hing Investment Ltd.	19,982	26
	Emperor Watch & Jewellery Ltd.	360,000	17
*	Ju Teng International Holdings Ltd. Warrants Exp. 10/14/2016	14,000	1
			91,852
Hungary (0.0%)
	OTP Bank plc	42,895	949
	MOL Hungarian Oil & Gas plc	6,799	378
	Richter Gedeon Nyrt	17,526	294
*	Magyar Telekom Telecommunications plc	62,225	93
			1,714
India (1.0%)
	Housing Development Finance Corp. Ltd.	236,871	4,357
	HDFC Bank Ltd. ADR	58,796	3,342
	Infosys Ltd. ADR	94,082	2,915
	Tata Consultancy Services Ltd.	71,951	2,786
	Sun Pharmaceutical Industries Ltd.	154,555	2,281
2	Reliance Industries Ltd. GDR	80,505	2,157
	Infosys Ltd.	60,402	1,844
*	ICICI Bank Ltd.	317,485	1,659
	Oil & Natural Gas Corp. Ltd.	316,605	1,512
*	Axis Bank Ltd.	167,819	1,498
	ITC Ltd.	288,226	1,461
	Hindustan Unilever Ltd.	106,744	1,428
	Reliance Industries Ltd.	98,766	1,340
	Tata Motors Ltd.	149,360	1,197
	Bharti Airtel Ltd.	192,573	1,153
	Coal India Ltd.	195,279	1,112
	HCL Technologies Ltd.	80,124	1,110
	Kotak Mahindra Bank Ltd.	49,856	1,044
	Lupin Ltd.	36,408	1,015
	State Bank of India GDR	21,221	893
	Larsen & Toubro Ltd.	33,138	849
	Mahindra & Mahindra Ltd.	45,680	822
*	Tech Mahindra Ltd.	77,736	760
	NTPC Ltd.	307,711	727
	Sesa Sterlite Ltd.	213,858	703
	Dr Reddy's Laboratories Ltd.	12,672	660
	Idea Cellular Ltd.	229,303	630
	ICICI Bank Ltd. ADR	57,498	628
	Power Grid Corp. of India Ltd.	231,783	519
	Asian Paints Ltd.	43,230	519
	Bharti Infratel Ltd.	81,599	515

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Hero MotoCorp Ltd.	13,597	498
	Wipro Ltd.	57,577	486
	Aurobindo Pharma Ltd.	23,959	484
*	United Spirits Ltd.	9,126	478
	Maruti Suzuki India Ltd.	8,157	478
	IndusInd Bank Ltd.	35,703	463
	Cipla Ltd.	43,688	437
	Ultratech Cement Ltd.	9,734	409
	Adani Enterprises Ltd.	38,435	407
*	Bosch Ltd.	1,100	389
	Indiabulls Housing Finance Ltd.	38,237	356
	Yes Bank Ltd.	26,777	353
	UPL Ltd.	45,733	353
	Bajaj Auto Ltd.	11,495	352
	Zee Entertainment Enterprises Ltd.	71,673	351
	LIC Housing Finance Ltd.	50,770	343
	Adani Ports & Special Economic Zone Ltd.	68,192	340
	Ambuja Cements Ltd.	92,983	340
	Nestle India Ltd.	3,172	328
	Eicher Motors Ltd.	1,341	320
	Bharat Petroleum Corp. Ltd.	26,241	316
	GAIL India Ltd.	53,334	302
	Dabur India Ltd.	76,193	302
	Federal Bank Ltd.	144,273	298
	Bharat Heavy Electricals Ltd.	78,115	292
	Titan Co. Ltd.	48,049	289
	IDFC Ltd.	103,749	274
	Motherson Sumi Systems Ltd.	34,539	273
	Siemens Ltd.	12,446	266
	Godrej Consumer Products Ltd.	15,930	264
	Shriram Transport Finance Co. Ltd.	17,038	260
	Rural Electrification Corp. Ltd.	52,980	260
	Indian Oil Corp. Ltd.	45,509	258
	Apollo Hospitals Enterprise Ltd.	14,411	258
	Bharat Forge Ltd.	12,991	256
*	Havells India Ltd.	55,138	242
	ABB India Ltd.	11,390	239
*	State Bank of India	55,530	235
	Hindalco Industries Ltd.	109,038	220
	Hindustan Zinc Ltd.	79,986	213
	Marico Ltd.	33,062	209
	JSW Steel Ltd.	14,198	208
	NMDC Ltd.	102,807	207
	Cairn India Ltd.	60,209	202
	Tata Steel Ltd.	34,752	197
	Glenmark Pharmaceuticals Ltd.	13,590	190
	Crompton Greaves Ltd.	71,167	188
	Mahindra & Mahindra Financial Services Ltd.	43,961	185
	Grasim Industries Ltd.	3,156	178
	Mindtree Ltd.	9,244	177
	Power Finance Corp. Ltd.	42,034	175
	Cadila Healthcare Ltd.	6,466	173
	Britannia Industries Ltd.	4,992	173
	United Breweries Ltd.	11,552	169
	Petronet LNG Ltd.	61,098	168
	Hindustan Petroleum Corp. Ltd.	17,055	168
	Pidilite Industries Ltd.	18,150	162
	ACC Ltd.	7,059	159
	Page Industries Ltd.	735	158
	Shree Cement Ltd.	971	155
	Colgate-Palmolive India Ltd.	4,970	155
	Piramal Enterprises Ltd.	10,434	154
*	Bank of Baroda	57,912	154
	Tata Power Co. Ltd.	126,230	150

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	GlaxoSmithKline Pharmaceuticals Ltd.	2,939	147
	Bajaj Finserv Ltd.	6,175	139
*	Reliance Communications Ltd.	146,458	139
	Jindal Steel & Power Ltd.	63,005	137
	Bajaj Finance Ltd.	2,125	135
	Oil India Ltd.	18,669	134
	Bharat Electronics Ltd.	2,758	134
	DLF Ltd.	60,681	130
	Oracle Financial Services Software Ltd.	2,415	126
	Steel Authority of India Ltd.	115,173	126
	GlaxoSmithKline Consumer Healthcare Ltd.	1,260	124
	Cummins India Ltd.	9,045	123
	Max India Ltd.	18,124	122
	Torrent Pharmaceuticals Ltd.	6,428	122
	MRF Ltd.	207	119
	JSW Energy Ltd.	65,068	117
	Reliance Infrastructure Ltd.	17,599	115
	ING Vysya Bank Ltd.	7,431	113
	Emami Ltd.	7,710	113
	HDFC Bank Ltd.	7,224	113
	Mphasis Ltd.	17,849	111
	Just Dial Ltd.	6,520	110
	Punjab National Bank	43,292	109
	Divi's Laboratories Ltd.	3,935	107
*	AIA Engineering Ltd.	5,820	105
	Wockhardt Ltd.	5,121	103
	Castrol India Ltd.	14,722	103
*	Gujarat Pipavav Port Ltd.	29,361	102
	Oberoi Realty Ltd.	23,982	101
*	Ashok Leyland Ltd.	92,594	101
*	Suzlon Energy Ltd.	269,032	100
	Aditya Birla Nuvo Ltd.	3,850	95
	Voltas Ltd.	21,448	95
*	SKS Microfinance Ltd.	12,790	95
*	Balkrishna Industries Ltd.	7,599	93
	NCC Ltd.	63,849	91
	IIFL Holdings Ltd.	32,769	90
	Canara Bank	15,022	89
*	Sun Pharma Advanced Research Co. Ltd.	14,218	89
	Bajaj Holdings & Investment Ltd.	4,212	86
	Wipro Ltd. ADR	7,455	86
*	Rajesh Exports Ltd.	23,244	85
*	Jubilant Foodworks Ltd.	3,560	83
	Reliance Capital Ltd.	13,059	83
	Hexaware Technologies Ltd.	18,647	83
	Godrej Industries Ltd.	14,509	82
	Seven West Media Ltd.	82,452	82
	CESC Ltd.	9,350	81
	Arvind Ltd.	20,018	80
	Thermax Ltd.	5,117	79
	Apollo Tyres Ltd.	28,669	78
	PI Industries Ltd.	7,408	77
*	eClerx Services Ltd.	3,049	76
*	Indian Hotels Co. Ltd.	44,199	76
	Persistent Systems Ltd.	6,778	75
*	Gillette India Ltd.	1,099	75
	Tata Communications Ltd.	10,833	74
	Alstom T&D India Ltd.	8,970	73
	Credit Analysis & Research Ltd.	2,975	73
*	Gujarat Gas Co. Ltd.	6,502	73
*	Bayer CropScience Ltd.	1,223	72
*	Redington India Ltd.	38,482	72
	Info Edge India Ltd.	5,723	69
	Berger Paints India Ltd.	20,494	68

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Cox & Kings Ltd.	13,948	68
*	Ajanta Pharma Ltd.	3,380	67
	Sintex Industries Ltd.	37,552	65
*	Alembic Pharmaceuticals Ltd.	8,754	65
	Sundaram Finance Ltd.	2,786	65
*	Amara Raja Batteries Ltd.	5,150	64
	Gateway Distriparks Ltd.	11,596	64
	Exide Industries Ltd.	23,787	64
*	Kajaria Ceramics Ltd.	5,263	64
	GMR Infrastructure Ltd.	269,033	62
	Dewan Housing Finance Corp. Ltd.	8,815	62
	Tata Chemicals Ltd.	9,174	62
*	Sadbhav Engineering Ltd.	12,847	60
	Torrent Power Ltd.	23,118	60
*	Housing Development & Infrastructure Ltd.	31,911	59
*	WABCO India Ltd.	640	56
	TVS Motor Co. Ltd.	15,125	56
*	Reliance Power Ltd.	62,911	56
	IRB Infrastructure Developers Ltd.	15,260	56
*	Hathway Cable & Datacom Ltd.	65,940	56
	NHPC Ltd.	174,976	54
	Sun TV Network Ltd.	9,912	54
*	Karur Vysya Bank Ltd.	7,135	54
*	GRUH Finance Ltd.	13,350	52
*	Bajaj Corp. Ltd.	7,508	52
*	Jaiprakash Associates Ltd.	159,746	52
	Strides Arcolab Ltd.	3,169	51
	Tata Global Beverages Ltd.	22,864	51
*	Repco Home Finance Ltd.	5,587	51
*	Whirlpool of India Ltd.	4,543	50
*	Mangalore Refinery & Petrochemicals Ltd.	45,416	50
	Amtek Auto Ltd.	19,970	50
*	KPIT Technologies Ltd.	30,090	50
*	Jammu & Kashmir Bank Ltd.	32,230	49
	Prestige Estates Projects Ltd.	12,821	48
*	Unitech Ltd.	198,930	48
	Ipca Laboratories Ltd.	4,757	48
	Union Bank of India	21,229	48
	Vakrangee Ltd.	28,576	48
	National Aluminium Co. Ltd.	63,183	47
*	Bank of India	13,460	46
	IDBI Bank Ltd.	37,908	44
	Sobha Ltd.	7,055	43
*	VA Tech Wabag Ltd.	3,912	43
	Multi Commodity Exchange of India Ltd.	2,593	43
	L&T Finance Holdings Ltd.	40,644	40
*	Essar Oil Ltd.	23,435	40
	IFCI Ltd.	75,943	40
*	Gujarat Fluorochemicals Ltd.	4,074	40
*	Adani Power Ltd.	53,808	36
	Rolta India Ltd.	18,714	34
*	Dish TV India Ltd.	28,109	33
	Gujarat State Petronet Ltd.	17,246	33
	Indiabulls Real Estate Ltd.	33,322	31
*	Pipavav Defence & Offshore Engineering Co. Ltd.	34,299	31
	South Indian Bank Ltd.	79,690	30
*	Hindustan Construction Co. Ltd.	58,499	29
	Alstom India Ltd.	2,496	28
	Indraprastha Gas Ltd.	4,094	27
	Indian Bank	11,871	26
	Jain Irrigation Systems Ltd.	28,413	25
	Biocon Ltd.	3,399	24
	Muthoot Finance Ltd.	7,887	23
*	Videocon Industries Ltd.	9,656	23

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Great Eastern Shipping Co. Ltd.	4,216	23
	Vijaya Bank	31,062	22
*	DEN Networks Ltd.	10,752	22
*	Central Bank of India	13,166	22
	Srei Infrastructure Finance Ltd.	33,628	21
*	Corp Bank	23,040	21
	Karnataka Bank Ltd.	10,313	20
	Oriental Bank of Commerce	6,239	20
*	Allahabad Bank	11,991	19
	Indian Overseas Bank	27,269	19
	Engineers India Ltd.	6,599	19
	Syndicate Bank	11,844	19
	PTC India Ltd.	16,013	18
	UCO Bank	17,873	18
	Coromandel International Ltd.	4,820	17
	Bhushan Steel Ltd.	9,009	9
			70,649
Indonesia (0.2%)
	Bank Central Asia Tbk PT	2,302,328	2,384
	Astra International Tbk PT	3,306,130	1,740
	Telekomunikasi Indonesia Persero Tbk PT	7,587,640	1,526
	Bank Rakyat Indonesia Persero Tbk PT	1,536,378	1,372
	Bank Mandiri Persero Tbk PT	1,316,416	1,083
	Unilever Indonesia Tbk PT	168,600	553
	Bank Negara Indonesia Persero Tbk PT	1,100,630	543
	Perusahaan Gas Negara Persero Tbk PT	1,483,600	468
	Semen Indonesia Persero Tbk PT	437,300	420
	United Tractors Tbk PT	222,960	367
	Kalbe Farma Tbk PT	2,531,400	350
	Indofood Sukses Makmur Tbk PT	666,900	346
	Gudang Garam Tbk PT	71,400	274
	AKR Corporindo Tbk PT	676,700	271
	Indocement Tunggal Prakarsa Tbk PT	163,600	264
	Lippo Karawaci Tbk PT	2,823,500	258
	Charoen Pokphand Indonesia Tbk PT	1,127,500	246
	Summarecon Agung Tbk PT	1,475,500	201
	Surya Citra Media Tbk PT	837,200	187
	Tower Bersama Infrastructure Tbk PT	263,000	172
	Intiland Development Tbk PT	3,401,500	170
	Bumi Serpong Damai Tbk PT	1,147,400	164
	Indofood CBP Sukses Makmur Tbk PT	147,600	150
	Ciputra Development Tbk PT	1,284,100	135
	XL Axiata Tbk PT	418,000	130
	Bank Danamon Indonesia Tbk PT	408,600	125
	Ramayana Lestari Sentosa Tbk PT	2,079,900	124
	Jasa Marga Persero Tbk PT	225,200	107
	Matahari Putra Prima Tbk PT	345,600	105
	Adaro Energy Tbk PT	1,516,000	102
	Wijaya Karya Beton Tbk PT	1,298,600	99
	Media Nusantara Citra Tbk PT	547,400	93
	Pakuwon Jati Tbk PT	2,725,000	92
*	Panin Financial Tbk PT	3,164,200	80
	Global Mediacom Tbk PT	667,100	80
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,091,000	73
	Tambang Batubara Bukit Asam Persero Tbk PT	100,900	72
	BISI International Tbk PT	636,900	69
	Alam Sutera Realty Tbk PT	1,374,100	65
	Surya Semesta Internusa Tbk PT	704,600	64
*	Lippo Cikarang Tbk PT	69,300	64
	Bank Tabungan Negara Persero Tbk PT	743,100	64
	Astra Agro Lestari Tbk PT	39,400	62
	Gajah Tunggal Tbk PT	720,000	61
	MNC Investama Tbk PT	2,927,700	61
	Wijaya Karya Persero Tbk PT	249,900	57

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Indosat Tbk PT	174,900	54
*	Waskita Karya Persero Tbk PT	383,900	50
	Agung Podomoro Land Tbk PT	1,547,500	50
*	Vale Indonesia Tbk PT	216,600	46
	Bekasi Fajar Industrial Estate Tbk PT	1,002,100	46
	Medco Energi Internasional Tbk PT	186,500	46
*	Siloam International Hospitals Tbk PT	38,600	42
	Indo Tambangraya Megah Tbk PT	42,500	41
*	Eagle High Plantations Tbk PT	2,054,500	40
	Ace Hardware Indonesia Tbk PT	729,200	36
	Mitra Adiperkasa Tbk PT	82,600	35
*	Energi Mega Persada Tbk PT	5,503,500	34
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	293,100	32
	Timah Persero Tbk PT	473,400	29
*	Berlian Laju Tanker Tbk PT	968,000	15
*	Bumi Resources Tbk PT	1,618,500	9
			16,098
Ireland (0.1%)
	Kerry Group plc Class A	22,104	1,626
*	Bank of Ireland	4,131,048	1,597
	Ryanair Holdings plc ADR	16,051	1,041
	Smurfit Kappa Group plc	33,121	1,014
	Paddy Power plc	6,342	567
*	ICON plc	8,600	553
	Glanbia plc	29,480	546
	Kingspan Group plc	23,523	467
	Ryanair Holdings plc	23,375	274
	C&C Group plc	51,114	207
	Green REIT plc	83,889	148
	Aer Lingus Group plc	10,135	26
	FBD Holdings plc	1,374	15
*	Irish Bank Resolution Corp. Ltd.	14,385	—
			8,081
Israel (0.2%)
	Teva Pharmaceutical Industries Ltd.	146,183	8,883
	Bank Hapoalim BM	162,595	813
*	Bank Leumi Le-Israel BM	200,395	779
	Bezeq The Israeli Telecommunication Corp. Ltd.	288,159	546
	Israel Chemicals Ltd.	72,044	504
*	Strauss Group Ltd.	28,078	500
	NICE-Systems Ltd.	8,265	497
	Azrieli Group	5,692	245
*	Mellanox Technologies Ltd.	5,139	239
	Elbit Systems Ltd.	2,941	233
*	Israel Discount Bank Ltd. Class A	130,177	229
	Frutarom Industries Ltd.	5,312	226
*	Mizrahi Tefahot Bank Ltd.	15,715	176
	Gazit-Globe Ltd.	12,436	165
	Delek Group Ltd.	589	164
	Melisron Ltd.	2,819	108
	Paz Oil Co. Ltd.	663	101
	Alony Hetz Properties & Investments Ltd.	11,949	95
	Osem Investments Ltd.	4,261	91
*	Airport City Ltd.	7,872	83
	Israel Corp. Ltd.	219	81
	Shikun & Binui Ltd.	35,075	79
*	EZchip Semiconductor Ltd.	3,995	78
*	Nitsba Holdings 1995 Ltd.	4,580	78
	Harel Insurance Investments & Financial Services Ltd.	14,790	69
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,678	68
*	Oil Refineries Ltd.	184,043	66
*	Tower Semiconductor Ltd.	4,218	64
*	Clal Insurance Enterprises Holdings Ltd.	3,854	64
	Migdal Insurance & Financial Holding Ltd.	47,854	58

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Reit 1 Ltd.	18,543	56
	Ituran Location and Control Ltd.	2,266	52
*	Jerusalem Oil Exploration	1,309	50
*	Allot Communications Ltd.	4,912	43
*	Compugen Ltd.	6,072	39
*	Cellcom Israel Ltd. (Registered)	8,090	37
*	Kenon Holdings Ltd.	1,533	33
*	Mazor Robotics Ltd.	5,016	33
*	Nova Measuring Instruments Ltd.	2,405	27
*	Evogene Ltd.	2,628	26
	Silicom Ltd.	693	25
*	Kamada Ltd.	5,171	24
*	Partner Communications Co. Ltd.	8,707	22
			15,849
Italy (0.9%)
	Eni SPA	382,259	7,334
	Intesa Sanpaolo SPA (Registered)	1,834,844	6,164
	UniCredit SPA	734,967	5,276
	Enel SPA	1,064,013	5,043
	Assicurazioni Generali SPA	188,707	3,687
*	Telecom Italia SPA (Registered)	1,748,856	2,064
*	Fiat Chrysler Automobiles NV	134,536	2,003
	Luxottica Group SPA	26,013	1,713
	Snam SPA	324,765	1,692
	Atlantia SPA	58,569	1,647
	CNH Industrial NV (MTAA)	172,721	1,518
	Terna Rete Elettrica Nazionale SPA	256,807	1,211
	Prysmian SPA	52,075	1,062
	Unione di Banche Italiane SCpA	130,164	1,033
	Pirelli & C. SPA	49,528	857
*	Banco Popolare SC	53,995	854
	Mediobanca SPA	73,697	715
*	Telecom Italia SPA (Bearer)	730,922	703
*	Finmeccanica SPA	54,334	693
*,^	Saipem SPA	50,725	673
	Azimut Holding SPA	22,566	662
*	Banca Popolare di Milano Scarl	639,218	659
	EXOR SPA	14,047	648
	Tenaris SA ADR	19,598	603
*	Banca Popolare dell'Emilia Romagna SC	72,181	594
*	Mediaset SPA	113,805	585
	Banca Generali SPA	14,311	480
	Recordati SPA	23,910	476
*	Tenaris SA	29,761	457
	Enel Green Power SPA	218,697	425
^	Banca Monte dei Paschi di Siena SPA	642,538	396
	Davide Campari-Milano SPA	45,120	349
	UnipolSai SPA	120,333	337
	Banca Popolare di Sondrio SCARL	71,946	327
	Italcementi SPA	43,842	312
	Moncler SPA	16,922	301
	Mediolanum SPA	35,176	295
	ERG SPA	20,451	294
	Unipol Gruppo Finanziario SPA Preference Shares	51,585	271
*	Yoox SPA	8,423	265
*,2	Anima Holding SPA	29,453	262
	DiaSorin SPA	5,622	257
*	Sorin SPA	69,863	220
	FinecoBank Banca Fineco SPA	28,097	212
*	World Duty Free SPA	18,692	209
	A2A SPA	168,610	194
*	Credito Valtellinese SC	154,199	192
	Tod's SPA	2,088	192
	Buzzi Unicem SPA	11,773	190

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Autogrill SPA	19,451	186
	Hera SPA	70,189	185
	Brembo SPA	4,602	184
	Ansaldo STS SPA	16,919	180
	Salvatore Ferragamo SPA	5,670	176
	Societa Cattolica di Assicurazioni SCRL	20,187	172
	Interpump Group SPA	9,369	158
	MARR SPA	6,935	139
	De' Longhi	6,030	136
	Parmalat SPA	44,356	123
*	Salini Impregilo SPA	27,931	122
	Danieli & C Officine Meccaniche SPA-RSP	6,539	121
	UnipolSai SPA B	41,423	116
*	Ei Towers SPA	1,850	112
	Industria Macchine Automatiche SPA	2,180	111
	Beni Stabili SpA SIIQ	124,719	103
*,^	Banca Carige SPA	1,207,308	98
	Amplifon SPA	11,873	93
	Credito Emiliano SPA	9,851	82
*	Saras SPA	40,518	79
	Societa Iniziative Autostradali e Servizi SPA	6,715	78
	ACEA SPA	5,737	77
	Unipol Gruppo Finanziario SPA	14,582	77
	Cementir Holding SPA	10,694	75
	Italmobiliare SPA	2,286	75
	Iren SPA	50,213	74
*	Fincantieri SPA	74,730	68
*	RCS MediaGroup SPA	48,117	66
	Brunello Cucinelli SPA	3,359	62
*	Cerved Information Solutions SPA	8,303	60
	CNH Industrial NV (XNYS)	6,507	57
	Immobiliare Grande Distribuzione SIIQ SPA	55,106	54
	Trevi Finanziaria Industriale SPA	17,319	51
	ASTM SPA	3,541	50
*	Safilo Group SPA	3,221	47
	Danieli & C Officine Meccaniche SPA	1,880	46
	Piaggio & C SPA	14,781	45
	Esprinet SPA	4,334	42
	Astaldi SPA	4,791	42
*	Geox SPA	10,796	39
*	CIR-Compagnie Industriali Riunite SPA	32,485	39
*	Gruppo Editoriale L'Espresso SPA	22,920	30
*	Arnoldo Mondadori Editore SPA	24,213	30
*	Juventus Football Club SPA	87,181	30
*	Cofide SPA	48,461	27
			60,623
Japan (8.2%)
	Toyota Motor Corp.	410,030	28,542
	Mitsubishi UFJ Financial Group Inc.	2,197,820	15,614
	Honda Motor Co. Ltd.	275,009	9,220
	SoftBank Corp.	145,373	9,087
	Sumitomo Mitsui Financial Group Inc.	206,848	9,032
	Mizuho Financial Group Inc.	3,693,107	7,040
	KDDI Corp.	289,500	6,850
	FANUC Corp.	30,600	6,731
	Takeda Pharmaceutical Co. Ltd.	120,400	6,181
	Canon Inc.	170,200	6,068
	Japan Tobacco Inc.	172,876	6,037
*	Sony Corp.	178,100	5,384
	Astellas Pharma Inc.	337,800	5,260
	Central Japan Railway Co.	29,100	5,197
	East Japan Railway Co.	58,518	5,172
	Seven & i Holdings Co. Ltd.	120,100	5,162
	Mitsubishi Estate Co. Ltd.	207,114	4,875

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

		Market
		Value
	Shares	($000)
Hitachi Ltd.	709,480	4,841
Bridgestone Corp.	112,918	4,729
Mitsubishi Corp.	217,000	4,682
Murata Manufacturing Co. Ltd.	33,029	4,654
Panasonic Corp.	324,755	4,652
Tokio Marine Holdings Inc.	109,300	4,456
Mitsui Fudosan Co. Ltd.	146,000	4,328
Shin-Etsu Chemical Co. Ltd.	68,970	4,216
Kao Corp.	87,731	4,201
Mitsubishi Electric Corp.	317,939	4,152
Nissan Motor Co. Ltd.	384,301	3,989
Nippon Telegraph & Telephone Corp.	57,300	3,869
Mitsui & Co. Ltd.	267,700	3,744
Keyence Corp.	6,983	3,728
Denso Corp.	72,600	3,604
Nomura Holdings Inc.	537,500	3,487
Nippon Steel & Sumitomo Metal Corp.	1,311,745	3,412
ITOCHU Corp.	273,300	3,365
Nintendo Co. Ltd.	19,400	3,257
Fuji Heavy Industries Ltd.	96,000	3,210
Fast Retailing Co. Ltd.	8,100	3,190
Komatsu Ltd.	158,135	3,182
NTT DOCOMO Inc.	176,920	3,134
ORIX Corp.	199,360	3,066
Kubota Corp.	191,000	2,989
Dai-ichi Life Insurance Co. Ltd.	175,000	2,876
SMC Corp.	9,500	2,858
Tokyo Gas Co. Ltd.	494,000	2,851
Eisai Co. Ltd.	42,300	2,820
Mitsubishi Heavy Industries Ltd.	506,870	2,808
Daikin Industries Ltd.	40,079	2,700
Nidec Corp.	34,906	2,611
FUJIFILM Holdings Corp.	69,300	2,610
Sumitomo Realty & Development Co. Ltd.	66,846	2,580
Kyocera Corp.	49,400	2,579
Sumitomo Mitsui Trust Holdings Inc.	580,460	2,555
Toshiba Corp.	617,000	2,472
Hoya Corp.	63,400	2,444
MS&AD Insurance Group Holdings Inc.	85,129	2,436
Daiwa Securities Group Inc.	271,000	2,248
Secom Co. Ltd.	31,400	2,225
Daiwa House Industry Co. Ltd.	97,500	2,177
Oriental Land Co. Ltd.	32,000	2,166
Toray Industries Inc.	238,000	2,069
Rakuten Inc.	118,100	2,063
Asahi Group Holdings Ltd.	63,300	2,036
* Olympus Corp.	56,500	2,035
Suzuki Motor Corp.	62,381	2,016
JFE Holdings Inc.	89,000	2,009
Sumitomo Corp.	168,700	1,992
Sompo Japan Nipponkoa Holdings Inc.	58,775	1,920
Ajinomoto Co. Inc.	85,000	1,885
Otsuka Holdings Co. Ltd.	59,300	1,872
Daito Trust Construction Co. Ltd.	15,872	1,848
Daiichi Sankyo Co. Ltd.	106,200	1,845
Asahi Kasei Corp.	195,000	1,836
Fujitsu Ltd.	274,906	1,822
Kirin Holdings Co. Ltd.	131,900	1,746
Inpex Corp.	138,800	1,742
Shimano Inc.	11,700	1,676
Sysmex Corp.	30,046	1,663
Shionogi & Co. Ltd.	50,100	1,652
Sumitomo Electric Industries Ltd.	116,700	1,649
Dentsu Inc.	34,549	1,611

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

		Market
		Value
	Shares	($000)
Isuzu Motors Ltd.	121,120	1,605
Osaka Gas Co. Ltd.	378,000	1,604
Mazda Motor Corp.	81,800	1,603
Nitto Denko Corp.	25,000	1,602
West Japan Railway Co.	28,500	1,578
Ono Pharmaceutical Co. Ltd.	14,500	1,572
JX Holdings Inc.	360,007	1,568
Marubeni Corp.	248,628	1,540
Resona Holdings Inc.	279,706	1,491
Omron Corp.	32,400	1,488
Chubu Electric Power Co. Inc.	109,993	1,458
T&D Holdings Inc.	100,400	1,449
Toyota Industries Corp.	25,400	1,439
Tokyo Electron Ltd.	25,900	1,420
Aisin Seiki Co. Ltd.	30,200	1,381
Aeon Co. Ltd.	109,500	1,362
Terumo Corp.	51,900	1,333
TDK Corp.	18,400	1,325
Sekisui House Ltd.	85,100	1,319
Unicharm Corp.	52,200	1,314
Sumitomo Chemical Co. Ltd.	233,492	1,313
NEC Corp.	388,000	1,291
Yamato Holdings Co. Ltd.	56,600	1,267
Tokyu Corp.	182,000	1,210
* Kansai Electric Power Co. Inc.	120,100	1,207
MEIJI Holdings Co. Ltd.	10,417	1,197
Kawasaki Heavy Industries Ltd.	231,000	1,191
Mitsubishi Chemical Holdings Corp.	191,084	1,190
Japan Exchange Group Inc.	40,400	1,167
Kintetsu Group Holdings Co. Ltd.	325,000	1,151
Bank of Yokohama Ltd.	181,000	1,149
Hankyu Hanshin Holdings Inc.	185,000	1,117
NSK Ltd.	70,000	1,093
Ricoh Co. Ltd.	105,000	1,085
Sumitomo Metal Mining Co. Ltd.	73,000	1,070
Shiseido Co. Ltd.	58,300	1,050
Chugai Pharmaceutical Co. Ltd.	34,100	1,037
Kikkoman Corp.	35,750	1,020
Yakult Honsha Co. Ltd.	16,000	1,006
* Tokyo Electric Power Co. Inc.	246,200	1,005
Odakyu Electric Railway Co. Ltd.	99,000	996
Asahi Glass Co. Ltd.	146,000	983
IHI Corp.	214,000	981
Shizuoka Bank Ltd.	89,000	980
Amada Holdings Co. Ltd.	96,700	976
Dai Nippon Printing Co. Ltd.	94,000	971
Tohoku Electric Power Co. Inc.	77,100	970
Nitori Holdings Co. Ltd.	12,600	969
Rohm Co. Ltd.	13,800	957
Yamaha Motor Co. Ltd.	40,300	948
Taisei Corp.	163,322	946
Makita Corp.	18,800	938
NGK Insulators Ltd.	41,000	921
LIXIL Group Corp.	43,600	909
Nippon Paint Holdings Co. Ltd.	27,000	904
NGK Spark Plug Co. Ltd.	31,500	882
Chiba Bank Ltd.	107,000	879
Yaskawa Electric Corp.	63,363	871
Recruit Holdings Co. Ltd.	25,670	864
Mitsubishi Motors Corp.	93,700	862
Sekisui Chemical Co. Ltd.	64,000	853
Toyota Tsusho Corp.	33,000	848
Isetan Mitsukoshi Holdings Ltd.	51,600	835
Yahoo Japan Corp.	203,400	831

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Suntory Beverage & Food Ltd.	19,500	829
	NTT Data Corp.	18,500	828
	Sumitomo Heavy Industries Ltd.	133,000	826
	Toppan Printing Co. Ltd.	96,000	805
	Nippon Express Co. Ltd.	140,000	804
	Minebea Co. Ltd.	51,000	782
	Nippon Yusen KK	247,000	776
	Konica Minolta Inc.	69,400	766
	Seiko Epson Corp.	43,800	765
	Nikon Corp.	53,700	764
	Santen Pharmaceutical Co. Ltd.	57,500	761
*	Kyushu Electric Power Co. Inc.	71,100	758
	Kobe Steel Ltd.	414,000	752
	Tobu Railway Co. Ltd.	150,000	715
	Fukuoka Financial Group Inc.	123,000	707
	Asics Corp.	27,500	706
^	Casio Computer Co. Ltd.	34,700	702
	Electric Power Development Co. Ltd.	20,800	698
	Lawson Inc.	9,700	698
	Mitsubishi Materials Corp.	191,340	689
	Hirose Electric Co. Ltd.	4,830	680
	Chugoku Electric Power Co. Inc.	46,200	678
	Shimizu Corp.	94,000	676
	Ryohin Keikaku Co. Ltd.	4,207	671
	Aozora Bank Ltd.	178,901	669
	Pronexus Inc.	100,700	668
	JGC Corp.	32,000	666
	TOTO Ltd.	47,000	665
	Kuraray Co. Ltd.	48,900	661
	Keio Corp.	85,000	657
	Don Quijote Holdings Co. Ltd.	8,500	649
	Koito Manufacturing Co. Ltd.	18,400	644
	Obayashi Corp.	96,000	641
	NH Foods Ltd.	29,000	634
	J Front Retailing Co. Ltd.	38,000	633
	Bank of Kyoto Ltd.	58,000	632
	Alps Electric Co. Ltd.	25,400	631
	Suruga Bank Ltd.	28,600	630
	Kansai Paint Co. Ltd.	35,000	624
	M3 Inc.	32,600	616
	Seibu Holdings Inc.	21,238	615
	Kajima Corp.	128,000	611
	Mitsubishi Tanabe Pharma Corp.	35,900	611
^	Fukuyama Transporting Co. Ltd.	107,000	606
^	Yamada Denki Co. Ltd.	146,160	598
	Hamamatsu Photonics KK	20,400	595
	Mitsui OSK Lines Ltd.	164,397	580
	Hisamitsu Pharmaceutical Co. Inc.	13,400	577
	Tokyu Fudosan Holdings Corp.	77,686	577
	Bandai Namco Holdings Inc.	28,100	577
	Oji Holdings Corp.	129,000	574
	Brother Industries Ltd.	36,000	573
	Kyowa Hakko Kirin Co. Ltd.	39,000	571
	Shimamura Co. Ltd.	5,700	568
	Keikyu Corp.	71,000	564
	USS Co. Ltd.	31,600	556
	Daicel Corp.	46,100	556
	Nomura Research Institute Ltd.	14,000	552
	Joyo Bank Ltd.	101,000	552
	NOK Corp.	17,200	541
	Nissin Foods Holdings Co. Ltd.	11,100	532
	Trend Micro Inc.	15,700	531
	Nippon Valqua Industries Ltd.	202,000	524
	Stanley Electric Co. Ltd.	23,300	523

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

		Market
		Value
	Shares	($000)
JTEKT Corp.	30,600	521
Taisho Pharmaceutical Holdings Co. Ltd.	7,400	520
Taiheiyo Cement Corp.	165,000	520
JSR Corp.	30,200	515
Hakuto Co. Ltd.	41,776	508
Japan Airport Terminal Co. Ltd.	9,000	507
Nagoya Railroad Co. Ltd.	128,000	506
Hino Motors Ltd.	38,400	501
Toyo Suisan Kaisha Ltd.	14,300	500
Aeon Mall Co. Ltd.	26,772	499
MISUMI Group Inc.	13,300	499
Sumitomo Rubber Industries Ltd.	26,900	499
Japan Transcity Corp.	154,000	499
Japan Pure Chemical Co. Ltd.	24,100	495
Seven Bank Ltd.	91,700	494
Shimadzu Corp.	42,000	491
Shinsei Bank Ltd.	240,000	491
Taisei Lamick Co. Ltd.	21,100	490
Gunma Bank Ltd.	69,000	489
Fujikura Kasei Co. Ltd.	104,700	488
Keisei Electric Railway Co. Ltd.	41,000	486
Iyo Bank Ltd.	38,600	481
*,^ Sharp Corp.	222,302	479
Hachijuni Bank Ltd.	61,000	476
Hokuhoku Financial Group Inc.	198,000	474
Japan Airlines Co. Ltd.	14,200	473
Mitsui Chemicals Inc.	142,000	469
Tokyo Tatemono Co. Ltd.	64,000	464
Yamaguchi Financial Group Inc.	37,000	464
Sony Financial Holdings Inc.	25,800	463
Toho Co. Ltd.	118,000	462
Hiroshima Bank Ltd.	79,000	461
Nisshin Seifun Group Inc.	39,420	460
Tosoh Corp.	85,000	456
Rinnai Corp.	6,000	455
Hitachi Metals Ltd.	29,000	454
Teijin Ltd.	133,000	452
THK Co. Ltd.	17,900	450
Hulic Co. Ltd.	41,900	448
Credit Saison Co. Ltd.	23,700	448
Pigeon Corp.	16,800	445
Calbee Inc.	10,900	444
Mabuchi Motor Co. Ltd.	7,400	443
Alfresa Holdings Corp.	29,500	442
Nabtesco Corp.	16,000	440
Yamaha Corp.	24,100	438
Shibusawa Warehouse Co. Ltd.	145,000	431
SBI Holdings Inc.	32,340	429
Nissan Chemical Industries Ltd.	21,600	428
Chugoku Bank Ltd.	26,600	427
Air Water Inc.	24,000	426
Fuji Electric Co. Ltd.	90,000	424
Hokuriku Electric Power Co.	28,700	424
Nippon Parking Development Co. Ltd.	280,900	424
Keihan Electric Railway Co. Ltd.	73,000	423
Toho Co. Ltd.	17,000	423
Yokohama Rubber Co. Ltd.	39,000	420
Toho Gas Co. Ltd.	69,000	418
Haseko Corp.	42,200	417
Mitsubishi UFJ Lease & Finance Co. Ltd.	77,600	416
Toyo Seikan Group Holdings Ltd.	26,300	416
Kewpie Corp.	17,000	415
Marui Group Co. Ltd.	37,900	414
Kurita Water Industries Ltd.	15,900	413

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

		Market
		Value
	Shares	($000)
Daihatsu Motor Co. Ltd.	28,400	411
AEON Financial Service Co. Ltd.	16,100	410
FamilyMart Co. Ltd.	9,500	409
Century Tokyo Leasing Corp.	12,900	407
Obic Co. Ltd.	9,700	406
Hoshizaki Electric Co. Ltd.	6,882	405
Miraca Holdings Inc.	7,900	397
Yokogawa Electric Corp.	33,600	394
Kaken Pharmaceutical Co. Ltd.	11,000	393
Sega Sammy Holdings Inc.	28,000	391
ANA Holdings Inc.	141,000	390
Yamazaki Baking Co. Ltd.	22,000	389
Nankai Electric Railway Co. Ltd.	81,000	387
Advantest Corp.	32,800	387
Tsuruha Holdings Inc.	5,300	384
Nippon Electric Glass Co. Ltd.	67,000	381
Kamigumi Co. Ltd.	38,000	380
Hakuhodo DY Holdings Inc.	35,400	379
DIC Corp.	125,000	378
Zenkoku Hosho Co. Ltd.	10,100	373
Sumco Corp.	24,626	372
NTN Corp.	68,000	371
Nippon Chemiphar Co. Ltd.	74,288	370
Otsuka Corp.	8,000	368
Benesse Holdings Inc.	11,700	367
Suzuken Co. Ltd.	11,660	365
Sojitz Corp.	186,148	364
Takashimaya Co. Ltd.	39,000	364
Kakaku.com Inc.	23,368	362
Kawasaki Kisen Kaisha Ltd.	137,000	354
MediPal Holdings Corp.	25,700	351
Citizen Holdings Co. Ltd.	44,300	351
Taiyo Nippon Sanso Corp.	27,000	350
Dena Co. Ltd.	17,400	348
Nishi-Nippon City Bank Ltd.	109,000	347
CyberAgent Inc.	7,200	346
Duskin Co. Ltd.	20,100	345
Kobayashi Pharmaceutical Co. Ltd.	4,900	343
Ezaki Glico Co. Ltd.	8,200	342
KYORIN Holdings Inc.	14,700	338
TonenGeneral Sekiyu KK	35,000	336
Nippon Shokubai Co. Ltd.	24,000	331
NHK Spring Co. Ltd.	28,800	330
Sohgo Security Services Co. Ltd.	10,100	329
Nomura Real Estate Holdings Inc.	16,000	325
Sankyo Co. Ltd.	8,500	322
Park24 Co. Ltd.	16,000	320
77 Bank Ltd.	55,000	317
FP Corp.	8,800	316
Topcon Corp.	12,100	315
Kaneka Corp.	45,000	314
Mitsubishi Gas Chemical Co. Inc.	56,000	313
Nihon Kohden Corp.	11,800	310
Seino Holdings Co. Ltd.	27,000	310
Disco Corp.	3,400	310
Mitsubishi Logistics Corp.	20,000	309
Sotetsu Holdings Inc.	65,000	308
Kose Corp.	4,700	307
Azbil Corp.	11,600	306
Zeon Corp.	34,000	305
Nippon Shinyaku Co. Ltd.	9,000	301
Kourakuen Corp.	23,300	300
Iida Group Holdings Co. Ltd.	22,281	299
Asahi Organic Chemicals Industry Co. Ltd.	132,000	298

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Sugi Holdings Co. Ltd.	6,100	297
	Shochiku Co. Ltd.	34,000	292
	Sumitomo Dainippon Pharma Co. Ltd.	25,800	292
	Sawai Pharmaceutical Co. Ltd.	5,100	290
	Nippon Kayaku Co. Ltd.	24,000	290
	DMG Mori Seiki Co. Ltd.	17,700	289
	Ibiden Co. Ltd.	16,500	289
*	Shikoku Electric Power Co. Inc.	21,200	287
	Hitachi Chemical Co. Ltd.	14,800	286
	Maruichi Steel Tube Ltd.	11,200	283
	Nippon Paper Industries Co. Ltd.	16,100	281
	Ube Industries Ltd.	169,000	280
	Hitachi High-Technologies Corp.	9,600	278
	Dowa Holdings Co. Ltd.	31,000	278
	Daido Steel Co. Ltd.	58,000	277
	Konami Corp.	15,100	277
	Japan Steel Works Ltd.	59,000	272
	K's Holdings Corp.	8,142	272
	Ebara Corp.	61,000	271
	OKUMA Corp.	25,000	271
	Ushio Inc.	20,400	268
	Showa Denko KK	195,000	267
	Hitachi Construction Machinery Co. Ltd.	15,000	266
	GS Yuasa Corp.	56,000	263
	Sundrug Co. Ltd.	5,200	261
	Toyo Tire & Rubber Co. Ltd.	13,600	261
	Nexon Co. Ltd.	20,400	260
	Idemitsu Kosan Co. Ltd.	13,400	260
	Aoyama Trading Co. Ltd.	7,500	259
	Shiga Bank Ltd.	49,000	258
	Izumi Co. Ltd.	6,500	257
	Nichirei Corp.	48,000	253
	Fujikura Ltd.	53,000	252
*	Hokkaido Electric Power Co. Inc.	27,000	249
	Showa Shell Sekiyu KK	25,400	245
	Tokai Tokyo Financial Holdings Inc.	31,400	241
	Denki Kagaku Kogyo KK	59,000	241
^	Sanrio Co. Ltd.	8,992	241
	IT Holdings Corp.	12,200	240
	San-In Godo Bank Ltd.	25,000	239
	Hazama Ando Corp.	42,100	239
	Japan Securities Finance Co. Ltd.	36,300	238
	Nifco Inc.	6,701	237
	Horiba Ltd.	6,300	237
	Resorttrust Inc.	9,000	235
	Coca-Cola East Japan Co. Ltd.	12,500	234
	Tadano Ltd.	16,000	232
	Matsumotokiyoshi Holdings Co. Ltd.	6,300	229
	Oki Electric Industry Co. Ltd.	111,000	227
	Chiyoda Corp.	25,000	227
	Lion Corp.	37,000	227
	Taiyo Yuden Co. Ltd.	15,200	225
	Sanken Electric Co. Ltd.	29,000	222
	Square Enix Holdings Co. Ltd.	10,500	220
	Higo Bank Ltd.	34,000	219
	OSG Corp.	10,500	218
	SCREEN Holdings Co. Ltd.	32,000	217
	Japan Aviation Electronics Industry Ltd.	9,000	216
	Japan Petroleum Exploration Co. Ltd.	5,600	216
	Oracle Corp. Japan	4,700	215
*	Leopalace21 Corp.	37,200	215
	Kyoritsu Maintenance Co. Ltd.	4,436	214
	Sumitomo Osaka Cement Co. Ltd.	65,000	212
	Sanwa Holdings Corp.	28,000	211

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Tsumura & Co.	9,000	211
	Toyoda Gosei Co. Ltd.	9,100	211
	Nishi-Nippon Railroad Co. Ltd.	48,000	210
	Shimachu Co. Ltd.	8,100	210
	Aica Kogyo Co. Ltd.	9,100	209
	Nisshinbo Holdings Inc.	20,000	207
	North Pacific Bank Ltd.	52,400	207
	TS Tech Co. Ltd.	6,900	205
	Kanamoto Co. Ltd.	7,000	205
	Daifuku Co. Ltd.	15,300	204
	Asahi Intecc Co. Ltd.	3,300	203
	Jafco Co. Ltd.	5,400	202
	Glory Ltd.	7,300	202
	Hitachi Capital Corp.	8,900	202
	Takara Holdings Inc.	27,000	201
	Mitsui Mining & Smelting Co. Ltd.	84,000	200
	ABC-Mart Inc.	3,500	199
*	Japan Display Inc.	48,100	198
	Lintec Corp.	8,000	196
	Iwatani Corp.	29,000	196
	House Foods Group Inc.	9,600	196
	HIS Co. Ltd.	5,800	193
	Nagase & Co. Ltd.	14,600	193
	COMSYS Holdings Corp.	13,800	192
^	Mitsubishi Kakoki Kaisha Ltd.	54,000	192
	Okasan Securities Group Inc.	25,000	190
	Calsonic Kansei Corp.	26,000	190
	Nisshin Steel Co. Ltd.	14,200	189
	H2O Retailing Corp.	10,500	189
	Mitsui Engineering & Shipbuilding Co. Ltd.	105,000	189
	Hitachi Zosen Corp.	34,000	187
*,^	Acom Co. Ltd.	56,300	187
	Start Today Co. Ltd.	7,600	186
	Sapporo Holdings Ltd.	47,000	184
	Tokyo Ohka Kogyo Co. Ltd.	5,900	184
	Keiyo Bank Ltd.	31,000	184
	Ito En Ltd.	8,800	183
	Anritsu Corp.	25,500	183
	Nippon Television Holdings Inc.	10,600	183
	Rohto Pharmaceutical Co. Ltd.	12,800	183
	Kinden Corp.	13,000	183
	NTT Urban Development Corp.	17,400	181
	Nipro Corp.	18,800	180
	Sumitomo Forestry Co. Ltd.	15,400	179
	Nihon M&A Center Inc.	5,100	177
	Pola Orbis Holdings Inc.	3,400	176
	Gurunavi Inc.	9,500	176
	SCSK Corp.	6,000	175
	Juroku Bank Ltd.	44,000	175
	Temp Holdings Co. Ltd.	5,500	174
	Nanto Bank Ltd.	48,000	174
	Elematec Corp.	6,800	172
	Hyakujushi Bank Ltd.	49,000	168
*	Nippon Sheet Glass Co. Ltd.	165,742	168
	Panasonic Information Systems Co. Ltd.	4,600	165
	Sanyo Special Steel Co. Ltd.	34,000	165
	Tsubakimoto Chain Co.	20,000	164
	Nihon Parkerizing Co. Ltd.	14,400	164
	Shinko Plantech Co. Ltd.	21,200	160
	Toyobo Co. Ltd.	105,000	160
*	Aiful Corp.	46,300	160
	Sankyu Inc.	34,000	159
	Toyo Ink SC Holdings Co. Ltd.	33,000	157
	Nippon Steel & Sumikin Bussan Corp.	46,000	157

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Relo Holdings Inc.	1,900	156
	Toagosei Co. Ltd.	35,000	155
	ADEKA Corp.	11,000	155
	Awa Bank Ltd.	26,000	154
	Sankyo Tateyama Inc.	8,200	153
	Toho Holdings Co. Ltd.	8,800	153
	NIFTY Corp.	12,000	153
	Fuyo General Lease Co. Ltd.	3,700	151
	Sangetsu Co. Ltd.	9,800	151
	Nippon Soda Co. Ltd.	24,000	150
	Daio Paper Corp.	14,000	149
	Yamato Kogyo Co. Ltd.	6,300	148
	Cosmos Pharmaceutical Corp.	1,100	148
	Nishimatsu Construction Co. Ltd.	40,000	147
	Tokai Rika Co. Ltd.	6,000	147
	Toyota Boshoku Corp.	9,800	146
	Wacom Co. Ltd.	28,000	145
	Taikisha Ltd.	5,400	145
	Ain Pharmaciez Inc.	4,100	145
	Wacoal Holdings Corp.	13,000	144
	Ikyu Corp.	7,400	144
	UNY Group Holdings Co. Ltd.	25,500	144
	Kissei Pharmaceutical Co. Ltd.	4,848	144
*,^	COLOPL Inc.	7,000	143
	Furukawa Electric Co. Ltd.	78,000	143
	Tokyo Steel Manufacturing Co. Ltd.	20,500	142
	Sumitomo Bakelite Co. Ltd.	31,000	141
^	Kagome Co. Ltd.	9,000	141
	Nippon Seiki Co. Ltd.	7,000	141
	Kokuyo Co. Ltd.	15,400	141
*	United Super Markets Holdings Inc.	16,160	140
	NOF Corp.	18,000	138
	Hioki EE Corp.	7,000	138
	Hyakugo Bank Ltd.	28,000	138
	Nippon Konpo Unyu Soko Co. Ltd.	7,800	137
	Inaba Denki Sangyo Co. Ltd.	3,800	137
*	Kumagai Gumi Co. Ltd.	43,000	137
^	Bic Camera Inc.	13,700	137
	Kyowa Exeo Corp.	11,700	137
	Toda Corp.	33,000	136
	Welcia Holdings Co. Ltd.	3,100	136
	Ogaki Kyoritsu Bank Ltd.	40,000	135
	Pilot Corp.	2,500	135
^	Rock Field Co. Ltd.	6,500	134
	Hikari Tsushin Inc.	2,000	133
	Penta-Ocean Construction Co. Ltd.	35,500	133
	Hokuto Corp.	7,400	133
	Yushiro Chemical Industry Co. Ltd.	10,290	133
	J Trust Co. Ltd.	12,700	131
	Fujitsu General Ltd.	9,000	130
	Nissan Shatai Co. Ltd.	10,000	129
	Nachi-Fujikoshi Corp.	22,000	129
	Mochida Pharmaceutical Co. Ltd.	1,871	128
	MOS Food Services Inc.	6,200	128
	Kenedix Inc.	32,000	127
	Autobacs Seven Co. Ltd.	8,100	126
*	Cosmo Oil Co. Ltd.	85,000	126
	Morinaga Milk Industry Co. Ltd.	34,000	126
	Fuji Machine Manufacturing Co. Ltd.	10,100	125
	Sumitomo Mitsui Construction Co. Ltd.	89,300	124
	Royal Holdings Co. Ltd.	6,700	124
	Sankyo Seiko Co. Ltd.	28,400	123
	Capcom Co. Ltd.	6,600	123
	Keihin Corp.	7,500	123

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Ship Healthcare Holdings Inc.	5,000	122
	AOKI Holdings Inc.	8,800	122
	Earth Chemical Co. Ltd.	3,300	121
	Asatsu-DK Inc.	4,400	121
	Fujitec Co. Ltd.	11,100	121
	Daishi Bank Ltd.	32,000	121
	Saizeriya Co. Ltd.	5,900	120
	United Arrows Ltd.	3,900	120
	Topy Industries Ltd.	50,000	120
	Aida Engineering Ltd.	10,500	120
	SKY Perfect JSAT Holdings Inc.	19,100	120
	Senshu Ikeda Holdings Inc.	26,900	119
	SHO-BOND Holdings Co. Ltd.	2,700	119
	Makino Milling Machine Co. Ltd.	13,000	119
	Pasona Group Inc.	18,500	118
	Itochu Techno-Solutions Corp.	5,200	118
	Toho Bank Ltd.	28,000	118
*	Ulvac Inc.	6,900	117
	MonotaRO Co. Ltd.	3,400	117
	Takasago Thermal Engineering Co. Ltd.	9,000	117
	Maeda Corp.	16,000	116
	IBJ Leasing Co. Ltd.	5,200	116
	Hokkoku Bank Ltd.	32,000	116
	Musashino Bank Ltd.	3,200	116
	UACJ Corp.	40,000	116
	Maeda Road Construction Co. Ltd.	7,000	115
	Nippon Sharyo Ltd.	40,000	115
	Takuma Co. Ltd.	15,000	115
	Kagoshima Bank Ltd.	16,000	115
^	COOKPAD Inc.	2,700	115
	Miura Co. Ltd.	10,200	115
	Sekisui Jushi Corp.	8,600	114
	Foster Electric Co. Ltd.	4,400	114
	Coca-Cola West Co. Ltd.	7,100	113
	Canon Marketing Japan Inc.	6,000	113
	Nippon Gas Co. Ltd.	4,500	112
	NET One Systems Co. Ltd.	15,600	112
^	Matsuya Foods Co. Ltd.	5,600	111
	Nippon Suisan Kaisha Ltd.	36,500	111
	Hitachi Kokusai Electric Inc.	8,000	111
	Matsui Securities Co. Ltd.	11,900	111
	ST Corp.	12,600	110
	Katakura Industries Co. Ltd.	10,200	110
	NEC Networks & System Integration Corp.	5,100	109
*,^	Laox Co. Ltd.	39,000	109
	Fuji Media Holdings Inc.	7,800	109
	Sakata Seed Corp.	6,200	108
	Monex Group Inc.	39,500	107
	Takara Leben Co. Ltd.	17,600	107
	Arcs Co. Ltd.	5,100	107
	Matsuda Sangyo Co. Ltd.	8,300	107
	Central Glass Co. Ltd.	23,000	106
	Heiwado Co. Ltd.	4,400	106
	Tokyo Seimitsu Co. Ltd.	4,900	106
	ASKUL Corp.	4,500	105
	Rengo Co. Ltd.	24,000	105
	Tokuyama Corp.	47,000	105
	Kadokawa Dwango Corp.	6,636	104
	Nichi-iko Pharmaceutical Co. Ltd.	4,950	104
	Mizuno Corp.	20,000	104
	Shinmaywa Industries Ltd.	10,000	104
^	Tekken Corp.	31,000	104
	Aeon Delight Co. Ltd.	3,900	103
	Fuji Kyuko Co. Ltd.	11,000	103

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

		Market
		Value
	Shares	($000)
Fuji Oil Co. Ltd.	7,100	103
Nagatanien Co. Ltd.	11,000	102
Heiwa Corp.	4,900	102
Amano Corp.	7,900	102
* Tokyo Rope Manufacturing Co. Ltd.	63,000	101
^ Marvelous Inc.	7,600	101
Nagaileben Co. Ltd.	5,600	101
Ichiyoshi Securities Co. Ltd.	9,400	101
Furukawa Co. Ltd.	58,000	101
Okumura Corp.	21,000	101
Nippo Corp.	6,000	100
Valor Co. Ltd.	4,700	100
Meitec Corp.	3,100	100
Jaccs Co. Ltd.	19,000	100
Kisoji Co. Ltd.	6,000	100
GMO internet Inc.	7,800	98
Ashikaga Holdings Co. Ltd.	23,200	97
Mitsuba Corp.	4,600	97
Colowide Co. Ltd.	7,000	97
Financial Products Group Co. Ltd.	9,300	96
Toei Co. Ltd.	13,000	96
Kyoei Steel Ltd.	5,800	95
KYB Co. Ltd.	25,000	95
SMS Co. Ltd.	7,700	95
Mitsubishi Pencil Co. Ltd.	2,500	95
Nippon Light Metal Holdings Co. Ltd.	60,700	94
Mani Inc.	1,400	94
ZERIA Pharmaceutical Co. Ltd.	5,900	94
Accordia Golf Co. Ltd.	9,200	94
Fuji Seal International Inc.	3,100	93
Siix Corp.	3,500	93
Yamanashi Chuo Bank Ltd.	20,000	93
Ryosan Co. Ltd.	3,900	93
Descente Ltd.	7,200	92
Aomori Bank Ltd.	28,000	92
Kintetsu World Express Inc.	2,000	92
Paramount Bed Holdings Co. Ltd.	3,400	92
Internet Initiative Japan Inc.	5,400	91
Jeol Ltd.	18,000	91
Nitto Kohki Co. Ltd.	4,500	91
Hanwa Co. Ltd.	22,000	91
Nissin Kogyo Co. Ltd.	5,500	91
Nichiden Corp.	4,000	91
kabu.com Securities Co. Ltd.	12,400	91
Seiko Holdings Corp.	17,000	90
Okamoto Industries Inc.	23,000	90
Bank of Iwate Ltd.	2,000	90
Bank of Saga Ltd.	34,000	90
HI-LEX Corp.	2,800	90
Saibu Gas Co. Ltd.	38,000	89
Unipres Corp.	4,300	89
Topre Corp.	5,500	89
Bank of Okinawa Ltd.	2,100	89
Seikagaku Corp.	5,200	88
Komori Corp.	7,100	88
Kusuri No Aoki Co. Ltd.	1,200	88
Tsugami Corp.	15,000	88
DCM Holdings Co. Ltd.	10,500	88
Onward Holdings Co. Ltd.	13,000	87
Kureha Corp.	19,000	87
Aichi Steel Corp.	18,000	87
Itoham Foods Inc.	16,000	86
Canon Electronics Inc.	4,300	86
Nippon Thompson Co. Ltd.	15,000	85

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

		Market
		Value
	Shares	($000)
Tokyo Dome Corp.	20,000	85
Starts Corp. Inc.	5,400	85
Yaoko Co. Ltd.	2,400	85
Yamagata Bank Ltd.	19,000	84
Yoshinoya Holdings Co. Ltd.	7,400	84
Futaba Industrial Co. Ltd.	16,800	84
Chiba Kogyo Bank Ltd.	12,200	84
Morita Holdings Corp.	9,000	84
Sanden Holdings Corp.	18,000	84
Kiyo Bank Ltd.	5,807	83
Sodick Co. Ltd.	8,000	83
Dunlop Sports Co. Ltd.	8,000	83
Seiren Co. Ltd.	9,400	82
Tokyo TY Financial Group Inc.	2,849	81
Takara Standard Co. Ltd.	10,000	81
Nissha Printing Co. Ltd.	4,200	81
TPR Co. Ltd.	3,100	81
Asahi Holdings Inc.	4,300	81
Mirait Holdings Corp.	7,100	80
Daiseki Co. Ltd.	4,500	80
Kyudenko Corp.	6,000	80
Miyazaki Bank Ltd.	20,000	80
Kumiai Chemical Industry Co. Ltd.	9,000	79
Toppan Forms Co. Ltd.	6,600	79
* Pioneer Corp.	41,100	79
Dydo Drinco Inc.	1,900	79
Exedy Corp.	3,200	79
NSD Co. Ltd.	5,390	78
Trusco Nakayama Corp.	2,300	77
Bank of the Ryukyus Ltd.	5,300	77
Tokyo Electron Device Ltd.	5,800	77
Ihara Chemical Industry Co. Ltd.	5,900	77
Daiso Co. Ltd.	22,000	77
Matsuya Co. Ltd.	5,100	77
Kansai Urban Banking Corp.	7,000	77
Obara Group Inc.	1,300	76
Ai Holdings Corp.	4,200	76
Meidensha Corp.	23,000	76
Showa Corp.	7,200	76
Hitachi Transport System Ltd.	4,700	76
Yamazen Corp.	8,500	76
Sanyo Denki Co. Ltd.	9,000	75
Tochigi Bank Ltd.	14,000	75
Alpine Electronics Inc.	3,700	75
Kanto Denka Kogyo Co. Ltd.	12,000	75
TOMONY Holdings Inc.	15,700	75
Aisan Industry Co. Ltd.	7,900	74
Komeri Co. Ltd.	3,300	74
Plenus Co. Ltd.	3,800	74
Benefit One Inc.	5,100	74
Mitsumi Electric Co. Ltd.	9,900	74
Prima Meat Packers Ltd.	26,000	74
St. Marc Holdings Co. Ltd.	2,200	74
Zensho Holdings Co. Ltd.	7,900	74
Morinaga & Co. Ltd.	22,000	74
Tosei Corp.	10,200	74
Kura Corp.	1,900	73
Mandom Corp.	1,900	73
Star Micronics Co. Ltd.	4,500	73
Ariake Japan Co. Ltd.	2,200	73
Toyo Corp.	7,800	73
Jin Co. Ltd.	1,900	73
San-Ai Oil Co. Ltd.	11,000	73
Riso Kagaku Corp.	4,400	73

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Bunka Shutter Co. Ltd.	8,000	73
	Sakai Chemical Industry Co. Ltd.	22,000	73
	Nitto Boseki Co. Ltd.	19,000	72
	Tamura Corp.	17,000	72
	Toshiba TEC Corp.	13,000	72
	Marusan Securities Co. Ltd.	7,200	72
	JVC Kenwood Corp.	23,600	72
	Daibiru Corp.	7,300	72
	TKC Corp.	3,000	72
	TSI Holdings Co. Ltd.	10,500	71
	FCC Co. Ltd.	4,400	71
	Minato Bank Ltd.	29,000	71
	Kameda Seika Co. Ltd.	1,749	71
	San-A Co. Ltd.	1,700	71
	Juki Corp.	24,000	71
	Axial Retailing Inc.	2,427	71
	Kanematsu Corp.	45,000	71
	Nomura Co. Ltd.	6,600	71
	Doshisha Co. Ltd.	4,700	71
	Kato Works Co. Ltd.	11,000	70
	Cocokara fine Inc.	2,300	70
	Okamura Corp.	9,000	70
	Milbon Co. Ltd.	2,200	70
	Tokyu Construction Co. Ltd.	11,900	70
	Senko Co. Ltd.	11,000	69
	Eiken Chemical Co. Ltd.	3,500	69
	Chugoku Marine Paints Ltd.	8,000	69
	Kinugawa Rubber Industrial Co. Ltd.	15,000	69
	Eighteenth Bank Ltd.	21,000	69
	Noevir Holdings Co. Ltd.	3,200	68
	Toyo Kanetsu KK	36,000	68
	Sanyo Shokai Ltd.	26,000	68
	Max Co. Ltd.	6,000	68
	Dr Ci:Labo Co. Ltd.	1,800	68
	Sumitomo Warehouse Co. Ltd.	12,000	68
	Hibiya Engineering Ltd.	5,100	68
	Japan Wool Textile Co. Ltd.	9,000	68
	Fujicco Co. Ltd.	4,000	68
	Tomy Co. Ltd.	11,100	67
	Nichicon Corp.	7,300	67
	Higashi-Nippon Bank Ltd.	19,000	67
	Nippon Densetsu Kogyo Co. Ltd.	4,000	67
*	Orient Corp.	41,500	67
	Hitachi Koki Co. Ltd.	8,100	67
	Shindengen Electric Manufacturing Co. Ltd.	13,000	67
^	Gree Inc.	10,300	67
	Itochu Enex Co. Ltd.	7,300	66
	Shibuya Kogyo Co. Ltd.	3,200	66
	UKC Holdings Corp.	3,700	66
	Koa Corp.	6,400	66
	Tokyo Broadcasting System Holdings Inc.	5,000	66
	TOKAI Holdings Corp.	15,400	65
	Noritz Corp.	3,800	65
	Nippon Carbon Co. Ltd.	21,000	65
	Toridoll.corp	4,600	65
	Okinawa Electric Power Co. Inc.	1,700	65
	Chiyoda Integre Co. Ltd.	2,600	65
	Fujimi Inc.	3,800	64
	EDION Corp.	8,800	64
	As One Corp.	2,000	64
	TOC Co. Ltd.	8,400	64
	Asahi Diamond Industrial Co. Ltd.	5,200	64
	Sanki Engineering Co. Ltd.	8,000	64
*	Kobe Bussan Co. Ltd.	1,500	64

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	NS Solutions Corp.	1,900	64
	Open House Co. Ltd.	2,500	64
	Daihen Corp.	13,000	63
	Kandenko Co. Ltd.	10,000	63
	Yorozu Corp.	3,100	63
	Nishimatsuya Chain Co. Ltd.	6,800	63
	Totetsu Kogyo Co. Ltd.	2,800	63
	Oyo Corp.	4,800	63
	Nitta Corp.	2,300	63
	Nihon Nohyaku Co. Ltd.	6,000	63
	Fujimori Kogyo Co. Ltd.	2,000	63
	Nohmi Bosai Ltd.	5,000	63
	Aichi Bank Ltd.	1,200	63
	Takaoka Toko Co. Ltd.	4,800	63
	Hokuetsu Bank Ltd.	31,000	62
	Nippon Signal Co. Ltd.	6,500	62
	Shima Seiki Manufacturing Ltd.	3,600	62
	Shikoku Bank Ltd.	29,000	62
	Akita Bank Ltd.	20,000	62
	Tokai Carbon Co. Ltd.	21,000	62
	Nitto Kogyo Corp.	3,400	62
	Toyo Engineering Corp.	22,000	62
	Shikoku Chemicals Corp.	7,000	61
	Tokyotokeiba Co. Ltd.	25,000	61
	Atom Corp.	9,300	61
	Fuji Co. Ltd.	3,400	61
	Yodogawa Steel Works Ltd.	15,000	61
	Koei Tecmo Holdings Co. Ltd.	4,000	61
*	Ishihara Sangyo Kaisha Ltd.	61,000	61
	Union Tool Co.	2,000	60
	Daiho Corp.	12,000	60
	Optex Co. Ltd.	2,800	60
	Iino Kaiun Kaisha Ltd.	11,400	60
	Inabata & Co. Ltd.	5,700	60
	T-Gaia Corp.	4,400	60
	Wowow Inc.	1,800	60
	EPS Holdings Inc.	5,100	59
	Fudo Tetra Corp.	31,300	59
	Taihei Dengyo Kaisha Ltd.	7,000	59
	TV Asahi Holdings Corp.	3,200	59
	Nissin Electric Co. Ltd.	9,000	59
	Tocalo Co. Ltd.	3,000	59
	Bank of Nagoya Ltd.	16,000	59
	Oita Bank Ltd.	15,000	59
	Eagle Industry Co. Ltd.	2,900	59
	Towa Pharmaceutical Co. Ltd.	1,100	58
	Tonami Holdings Co. Ltd.	16,000	58
	Pal Co. Ltd.	1,800	58
*	Unitika Ltd.	115,000	58
	Toho Zinc Co. Ltd.	15,000	58
	Belluna Co. Ltd.	11,900	57
*	Nippon Chemi-Con Corp.	19,000	57
	Showa Sangyo Co. Ltd.	14,000	57
	Yondoshi Holdings Inc.	2,600	57
	Chudenko Corp.	3,000	57
	Toyo Construction Co. Ltd.	14,700	57
	Tokai Corp.	1,700	57
	Jowa Holdings Co. Ltd.	1,400	57
	Doutor Nichires Holdings Co. Ltd.	3,000	57
	Joyful Honda Co. Ltd.	1,447	57
	Trancom Co. Ltd.	1,200	57
*	Dip Corp.	900	57
	Megmilk Snow Brand Co. Ltd.	4,700	56
	Enplas Corp.	1,400	56

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	YAMABIKO Corp.	1,300	56
	Mitsuboshi Belting Co. Ltd.	7,000	56
	Nikkiso Co. Ltd.	6,000	56
	Sakata INX Corp.	5,900	56
	Tv Tokyo Holdings Corp.	3,000	56
	Avex Group Holdings Inc.	3,600	56
	Hokuetsu Kishu Paper Co. Ltd.	10,200	55
	Musashi Seimitsu Industry Co. Ltd.	2,600	55
	Daiwabo Holdings Co. Ltd.	33,000	55
	Fujibo Holdings Inc.	22,000	55
	Ringer Hut Co. Ltd.	2,800	55
	Nippon Koei Co. Ltd.	13,000	55
	Sanyo Chemical Industries Ltd.	7,000	55
	Shizuoka Gas Co. Ltd.	8,400	54
	Paltac Corp.	3,800	54
	Daido Metal Co. Ltd.	5,000	54
	J-Oil Mills Inc.	16,000	54
	Kuroda Electric Co. Ltd.	3,000	54
	Ichibanya Co. Ltd.	1,200	54
	Iseki & Co. Ltd.	26,000	54
	Adastria Holdings Co. Ltd.	1,770	54
	Daikyonishikawa Corp.	1,800	54
	Sac's Bar Holdings Inc.	3,000	54
	Chiyoda Co. Ltd.	2,500	53
	JCR Pharmaceuticals Co. Ltd.	2,200	53
	Fancl Corp.	4,100	53
	Transcosmos Inc.	2,200	53
^	Keiyo Co. Ltd.	11,400	53
	Hitachi Maxell Ltd.	3,300	53
^	OSJB Holdings Corp.	25,600	53
	Hogy Medical Co. Ltd.	1,100	53
	DTS Corp.	2,600	53
	OBIC Business Consultants Ltd.	1,400	53
	Shinko Electric Industries Co. Ltd.	6,600	53
	Japan Cash Machine Co. Ltd.	3,600	53
	Oiles Corp.	2,760	53
	Next Co. Ltd.	5,400	53
*	KNT-CT Holdings Co. Ltd.	37,000	52
	Taiyo Holdings Co. Ltd.	1,500	52
	Heiwa Real Estate Co. Ltd.	3,800	52
	Fujita Kanko Inc.	13,000	51
*,^	KLab Inc.	4,300	51
	Maruha Nichiro Corp.	3,700	51
	Goldcrest Co. Ltd.	2,600	51
	Toa Corp.	4,900	51
	Sumitomo Riko Co. Ltd.	5,900	51
	Eizo Corp.	2,300	51
	Nissin Corp.	19,000	51
	ASKA Pharmaceutical Co. Ltd.	5,100	51
	Takasago International Corp.	11,000	51
	Tsukishima Kikai Co. Ltd.	5,000	50
	Toshiba Plant Systems & Services Corp.	3,600	50
	Futaba Corp.	3,000	50
	Broadleaf Co. Ltd.	3,200	50
	Ryoyo Electro Corp.	4,300	50
	SMK Corp.	12,000	50
	Kitz Corp.	9,800	50
	Noritake Co. Ltd.	21,000	50
	Mars Engineering Corp.	2,800	50
	C Uyemura & Co. Ltd.	1,000	50
	Elecom Co. Ltd.	2,200	50
	Xebio Co. Ltd.	2,800	49
	Goldwin Inc.	7,000	49
	Nippon Flour Mills Co. Ltd.	10,000	49

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Sogo Medical Co. Ltd.	1,800	49
	Tachi-S Co. Ltd.	3,200	49
	Meisei Industrial Co. Ltd.	9,000	49
	Ryobi Ltd.	15,000	49
	Jimoto Holdings Inc.	25,700	49
	Piolax Inc.	1,100	49
	Mitsubishi Shokuhin Co. Ltd.	2,300	49
	Sato Holdings Corp.	2,100	49
	Nichias Corp.	8,000	48
	Aiphone Co. Ltd.	2,900	48
	Michinoku Bank Ltd.	27,000	48
	Modec Inc.	2,900	48
	CREATE SD HOLDINGS Co. Ltd.	1,100	48
	Gulliver International Co. Ltd.	6,100	48
	Sinfonia Technology Co. Ltd.	28,000	48
	Fukui Bank Ltd.	21,000	47
^	Clarion Co. Ltd.	17,000	47
	Toyo Tanso Co. Ltd.	2,500	47
	Itoki Corp.	7,900	47
	Namura Shipbuilding Co. Ltd.	5,100	47
^	F@N Communications Inc.	5,600	47
	Takiron Co. Ltd.	10,000	46
	GMO Payment Gateway Inc.	1,800	46
^	Takata Corp.	3,700	46
	Kobelco Eco-Solutions Co. Ltd.	8,000	46
	Teikoku Sen-I Co. Ltd.	3,200	46
	BML Inc.	1,500	46
	Tabuchi Electric Co. Ltd.	4,200	45
	Nippon Denko Co. Ltd.	18,500	45
	Yokogawa Bridge Holdings Corp.	4,000	45
*	Janome Sewing Machine Co. Ltd.	38,000	45
	Sumitomo Seika Chemicals Co. Ltd.	6,000	45
	Mito Securities Co. Ltd.	12,000	45
	Tsurumi Manufacturing Co. Ltd.	3,000	45
	CKD Corp.	4,900	45
	Tamron Co. Ltd.	1,900	45
	Yurtec Corp.	7,000	45
	Raito Kogyo Co. Ltd.	5,600	44
	JSP Corp.	2,300	44
	Sumitomo Real Estate Sales Co. Ltd.	1,600	43
	Mitsui Sugar Co. Ltd.	12,000	43
	Roland DG Corp.	1,600	43
	Riken Corp.	11,000	43
	Nishio Rent All Co. Ltd.	1,500	43
	Nihon Unisys Ltd.	4,500	43
	Okabe Co. Ltd.	4,900	43
*	Pacific Metals Co. Ltd.	14,000	43
	Yomiuri Land Co. Ltd.	11,000	42
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	42
^	WATAMI Co. Ltd.	4,300	42
	Nichiha Corp.	3,800	42
	Mitsui-Soko Holdings Co. Ltd.	12,000	42
	Toa Corp.	24,000	42
	Nippon Synthetic Chemical Industry Co. Ltd.	6,000	42
	Kitano Construction Corp.	14,000	42
	Yahagi Construction Co. Ltd.	6,400	42
	Furuno Electric Co. Ltd.	5,100	41
*	SWCC Showa Holdings Co. Ltd.	52,000	41
	Sumitomo Densetsu Co. Ltd.	3,400	41
	Kyokuto Securities Co. Ltd.	2,700	40
	Maeda Kosen Co. Ltd.	4,300	40
	Tatsuta Electric Wire and Cable Co. Ltd.	9,200	40
	Tsukui Corp.	5,300	40
	Toshiba Machine Co. Ltd.	9,000	40

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Wakita & Co. Ltd.	4,000	40
	Torii Pharmaceutical Co. Ltd.	1,500	40
	Gecoss Corp.	3,200	39
*	Nippon Yakin Kogyo Co. Ltd.	19,500	39
	Toko Inc.	13,000	39
	Belc Co. Ltd.	1,300	38
*	Justsystems Corp.	6,000	38
	KFC Holdings Japan Ltd.	2,000	38
	Akebono Brake Industry Co. Ltd.	10,700	37
	Mitani Corp.	1,731	37
	Mitsubishi Nichiyu Forklift Co. Ltd.	6,600	37
	PanaHome Corp.	5,000	36
	Zuiko Corp.	1,100	36
	Moshi Moshi Hotline Inc.	3,300	36
	Happinet Corp.	3,000	35
	Maruzen Showa Unyu Co. Ltd.	10,000	34
	Sun Frontier Fudousan Co. Ltd.	3,600	34
	Ateam Inc.	1,600	34
	Maruwa Co. Ltd.	1,500	34
	Arcland Sakamoto Co. Ltd.	1,400	34
	Hamakyorex Co. Ltd.	900	34
	Yokohama Reito Co. Ltd.	4,700	33
	Daisan Bank Ltd.	20,000	33
	Denki Kogyo Co. Ltd.	7,000	33
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,000	32
	OSAKA Titanium Technologies Co. Ltd.	1,500	32
	Kato Sangyo Co. Ltd.	1,500	32
	Daikyo Inc.	21,000	32
	Hosiden Corp.	5,400	32
	Jamco Corp.	1,100	31
	Round One Corp.	5,900	31
	Press Kogyo Co. Ltd.	7,000	31
	Sanyo Electric Railway Co. Ltd.	7,907	31
	Showa Aircraft Industry Co. Ltd.	3,000	31
	Fuji Soft Inc.	1,500	31
^	Japan Drilling Co. Ltd.	900	30
	Konoike Transport Co. Ltd.	2,800	30
	Nichii Gakkan Co.	3,200	30
	Megachips Corp.	2,500	29
	Geo Holdings Corp.	2,700	29
	Yellow Hat Ltd.	1,300	29
	Tosho Printing Co. Ltd.	9,000	29
	Bando Chemical Industries Ltd.	7,000	28
	Takamatsu Construction Group Co. Ltd.	1,200	28
	Pacific Industrial Co. Ltd.	3,300	27
	Gunze Ltd.	10,000	27
	NS United Kaiun Kaisha Ltd.	11,000	26
	Mitsui High-Tec Inc.	3,500	26
	Starzen Co. Ltd.	8,000	26
	Towa Bank Ltd.	30,000	26
	Kappa Create Holdings Co. Ltd.	2,800	26
	Nisshin Oillio Group Ltd.	7,000	26
	Ehime Bank Ltd.	12,000	25
	Chugai Ro Co. Ltd.	11,000	25
	Marudai Food Co. Ltd.	7,000	25
	S Foods Inc.	1,400	25
	Ohsho Food Service Corp.	700	25
	Itochu-Shokuhin Co. Ltd.	700	25
	ValueCommerce Co. Ltd.	5,000	25
	Nihon Trim Co. Ltd.	800	25
	Yonekyu Corp.	1,600	24
	Key Coffee Inc.	1,600	24
	Joshin Denki Co. Ltd.	3,000	24
	Chofu Seisakusho Co. Ltd.	1,000	24

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Funai Electric Co. Ltd.	2,000	24
	Hiday Hidaka Corp.	960	23
	Hokkaido Gas Co. Ltd.	9,000	21
	Chuetsu Pulp & Paper Co. Ltd.	10,000	21
	Future Architect Inc.	3,200	19
	Nissei ASB Machine Co. Ltd.	1,000	19
	Aderans Co. Ltd.	2,000	19
	Okuwa Co. Ltd.	2,000	16
	Zuken Inc.	1,600	14
*,^	Sanix Inc.	4,500	14
	Honeys Co. Ltd.	60	1
			562,529
Malaysia (0.4%)
	Public Bank Bhd. (Local)	478,900	2,618
	Tenaga Nasional Bhd.	545,850	2,197
	Malayan Banking Bhd.	708,915	1,832
	CIMB Group Holdings Bhd.	800,942	1,325
	Axiata Group Bhd.	691,066	1,306
	Sime Darby Bhd.	460,200	1,169
	Genting Bhd.	368,100	904
	DiGi.Com Bhd.	533,500	899
	Maxis Bhd.	421,000	819
	Petronas Gas Bhd.	120,800	770
	Petronas Chemicals Group Bhd.	425,989	700
	IOI Corp. Bhd.	560,140	682
	IHH Healthcare Bhd.	406,100	674
	MISC Bhd.	220,356	564
	British American Tobacco Malaysia Bhd.	26,700	501
	Genting Malaysia Bhd.	414,400	499
	IJM Corp. Bhd.	240,210	495
	Kuala Lumpur Kepong Bhd.	75,100	467
	SapuraKencana Petroleum Bhd.	612,495	456
	AMMB Holdings Bhd.	239,100	434
	Gamuda Bhd.	275,000	404
	Dialog Group Bhd.	837,748	380
	PPB Group Bhd.	81,700	351
	Hong Leong Bank Bhd.	85,500	337
	YTL Corp. Bhd.	711,466	333
	Telekom Malaysia Bhd.	150,500	313
	Malaysia Airports Holdings Bhd.	162,300	294
	Alliance Financial Group Bhd.	213,600	284
	Petronas Dagangan Bhd.	44,800	269
	BIMB Holdings Bhd.	223,300	251
	UMW Holdings Bhd.	81,000	242
	Kossan Rubber Industries	128,900	217
	RHB Capital Bhd.	87,500	194
2	Astro Malaysia Holdings Bhd.	218,087	192
	Bumi Armada Bhd.	546,750	182
	IOI Properties Group Bhd.	296,997	178
	Lafarge Malaysia Bhd.	64,200	174
	KPJ Healthcare Bhd.	141,000	168
	Felda Global Ventures Holdings Bhd.	284,700	165
	KLCCP Stapled Group	73,300	145
	YTL Power International Bhd.	320,918	144
	Berjaya Corp. Bhd.	1,062,000	129
	Hartalega Holdings Bhd.	55,700	127
	Westports Holdings Bhd.	99,100	125
	Perdana Petroleum Bhd.	311,800	119
	Bursa Malaysia Bhd.	47,900	117
	AirAsia Bhd.	182,000	116
	MMC Corp. Bhd.	144,100	109
	Hong Leong Financial Group Bhd.	23,800	108
	Pos Malaysia Bhd.	74,800	107
*	Puncak Niaga Holdings Bhd.	140,200	102

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Genting Plantations Bhd.	36,400	101
	Unisem M Bhd.	143,400	96
	HAP Seng Consolidated Bhd.	72,600	94
	SP Setia Bhd Group	95,600	91
	Kulim Malaysia Bhd.	123,800	90
	Mah Sing Group Bhd.	151,400	89
	Pavilion REIT	203,500	89
	OSK Holdings Bhd.	139,400	82
	Muhibbah Engineering M Bhd.	115,500	81
	Cahya Mata Sarawak Bhd.	55,800	79
	Berjaya Auto Bhd.	69,300	79
	Berjaya Sports Toto Bhd.	85,123	78
	DRB-Hicom Bhd.	145,200	77
*	KNM Group Bhd.	422,400	76
*	Inari Amertron Bhd.	83,300	74
	TIME dotCom Bhd.	42,900	73
	UEM Sunrise Bhd.	200,900	73
	UOA Development Bhd.	104,800	67
	Top Glove Corp. Bhd.	39,400	62
	Media Prima Bhd.	124,600	59
*	Yinson Holdings Bhd.	71,800	59
	QL Resources Bhd.	50,300	56
	Sunway Bhd.	52,943	56
	TA Enterprise Bhd.	271,300	54
	CB Industrial Product Holding Bhd.	94,400	54
	Eastern & Oriental Bhd.	90,200	49
*	MPHB Capital Bhd.	92,000	49
	TSH Resources Bhd.	75,450	48
	Malaysia Building Society Bhd.	81,400	48
	CapitaMalls Malaysia Trust	108,600	45
*	Parkson Holdings Bhd.	73,273	44
	Malaysian Resources Corp. Bhd.	107,900	40
*	Perisai Petroleum Teknologi Bhd.	259,800	40
	Coastal Contracts Bhd.	47,000	40
	UMW Oil & Gas Corp. Bhd.	56,800	35
	Gas Malaysia Bhd.	44,800	34
	WCT Holdings Bhd.	65,448	33
	Supermax Corp. Bhd.	58,600	33
	Wah Seong Corp. Bhd.	89,274	33
*	Scomi Group Bhd.	411,000	28
*	Mulpha International Bhd.	251,200	27
	Datasonic Group Bhd.	87,200	26
	Mudajaya Group Bhd.	61,100	24
	Dayang Enterprise Holdings Bhd.	30,500	22
	Jaya Tiasa Holdings Bhd.	45,300	21
*	Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	28,250	13
	Malaysia Marine and Heavy Engineering Holdings Bhd.	25,400	9
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	63,800	7
*	KNM Group BHD Warrants Exp. 04/21/2020	40,650	2
*	Mah Sing Group Bhd. Warrants Exp. 03/18/2018	18,606	2
*	CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	15,733	2
*	Eastern & Oriental Bhd Warrants Exp. 07/21/2019	16,400	2
	Keck Seng Malaysia Bhd.	698	1
*	Mah Sing Group Warrants Exp. 01/15/2026	12,012	1
			28,334
Mexico (0.4%)
	America Movil SAB de CV	4,487,994	4,713
*	Fomento Economico Mexicano SAB de CV	331,485	3,005
*	Grupo Televisa SAB	400,800	2,917
	Grupo Financiero Banorte SAB de CV	363,928	2,075
	Wal-Mart de Mexico SAB de CV	864,600	2,042
*	Cemex SAB de CV	2,091,569	2,018
	Grupo Mexico SAB de CV Class B	632,147	1,951
	Fibra Uno Administracion SA de CV	364,140	909

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Alfa SAB de CV Class A	435,000	883
	Grupo Financiero Inbursa SAB de CV	306,100	731
*	Grupo Bimbo SAB de CV Class A	270,300	726
	Industrias Penoles SAB de CV	34,754	589
*	Promotora y Operadora de Infraestructura SAB de CV	46,312	532
	Grupo Aeroportuario del Pacifico SAB de CV ADR	7,400	526
	Coca-Cola Femsa SAB de CV	61,400	491
	Grupo Financiero Santander Mexico SAB de CV Class B	236,565	482
	Mexichem SAB de CV	166,684	477
	Grupo Aeroportuario del Sureste SAB de CV Class B	30,851	437
	Gruma SAB de CV Class B	24,935	301
	Gentera SAB de CV	166,800	285
	Kimberly-Clark de Mexico SAB de CV Class A	125,000	277
	Grupo Carso SAB de CV	66,000	272
	Grupo Aeroportuario del Pacifico SAB de CV Class B	37,900	270
	Controladora Comercial Mexicana SAB de CV	83,080	268
	Arca Continental SAB de CV	39,100	240
*	OHL Mexico SAB de CV	105,400	212
	Grupo Elektra SAB DE CV	7,880	206
*	Megacable Holdings SAB de CV	47,700	199
*	Alsea SAB de CV	65,100	196
*	Industrias CH SAB de CV Class B	43,100	176
	Mexico Real Estate Management SA de CV	101,100	153
*	Infraestructura Energetica Nova SAB de CV	25,900	151
	Bolsa Mexicana de Valores SAB de CV	78,100	150
*	Genomma Lab Internacional SAB de CV Class B	111,500	132
	Corp Inmobiliaria Vesta SAB de CV	67,400	126
	Grupo Lala SAB de CV	56,500	114
	Grupo Comercial Chedraui SA de CV	37,100	111
	Grupo Aeroportuario del Centro Norte Sab de CV Class B	21,900	109
	PLA Administradora Industrial S de RL de CV	55,286	109
	Organizacion Soriana SAB de CV Class B	37,200	91
*	Grupo Aeromexico SAB de CV	50,300	89
	Alpek SAB de CV	59,100	80
*	Empresas ICA SAB de CV	83,400	74
*	Banregio Grupo Financiero SAB de CV	12,900	74
*	Industrias Bachoco SAB de CV Class B	16,200	72
	Concentradora Fibra Hotelera Mexicana SA de CV	52,200	71
*	Minera Frisco SAB de CV	81,563	68
*	Hoteles City Express SAB de CV	40,800	62
*	Credito Real SAB de CV SOFOM ER	24,800	61
	Grupo Sanborns SAB de CV	37,600	60
	Concentradora Fibra Danhos SA de CV	24,000	60
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	47,500	59
*	TV Azteca SAB de CV	192,500	59
	Prologis Property Mexico SA de CV	28,800	51
	Grupo Financiero Interacciones SA de CV	7,400	47
*	Grupo Herdez SAB de CV	16,100	44
	Organizacion Cultiba SAB de CV	32,100	43
*	Qualitas Controladora SAB de CV	19,419	36
*	Grupo Simec SAB de CV Class B	13,000	35
*	Consorcio ARA SAB de CV	56,800	24
			30,821
Morocco (0.0%)
	Douja Promotion Groupe Addoha SA	18,751	60

Netherlands (0.9%)
	Unilever NV	239,670	10,455
*	ING Groep NV	594,216	9,116
	ASML Holding NV	47,160	5,075
	Koninklijke Philips NV	146,190	4,188
	Unibail-Rodamco SE	14,606	4,033
	Koninklijke Ahold NV	149,344	2,893
	Aegon NV	360,279	2,843

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Akzo Nobel NV	36,090	2,761
	Heineken NV	34,526	2,720
	Reed Elsevier NV	86,779	2,093
	Koninklijke KPN NV	474,084	1,758
^	ArcelorMittal	146,556	1,560
	Koninklijke DSM NV	25,942	1,479
	Wolters Kluwer NV	41,896	1,357
*	Altice SA	12,741	1,347
	Gemalto NV	12,059	1,120
	Randstad Holding NV	16,599	990
	Heineken Holding NV	13,400	934
	Delta Lloyd NV	44,019	832
*	NN Group NV	23,184	676
	TNT Express NV	72,594	620
	Boskalis Westminster NV	11,794	613
	Koninklijke Vopak NV	9,299	488
	TKH Group NV	10,533	391
	Aalberts Industries NV	12,229	379
	ASML Holding NY	3,375	361
*	OCI NV	11,726	350
*	PostNL NV	69,430	345
*	SBM Offshore NV	25,547	330
	ASM International NV	6,576	319
	Wereldhave NV	4,884	314
	Eurocommercial Properties NV	6,705	306
*	APERAM SA	7,367	281
	Fugro NV	9,761	281
	Arcadis NV	8,260	261
	Corbion NV	8,357	191
*	TomTom NV	20,252	180
	USG People NV	12,833	174
*	IMCD Group NV	3,700	139
*	Koninklijke BAM Groep NV	30,019	125
	Vastned Retail NV	1,807	88
^	Royal Imtech NV	15,715	84
	Brunel International NV	4,071	83
	NSI NV	13,998	66
	BinckBank NV	6,465	65
	Accell Group	2,813	53
	Wessanen	4,624	39
	Koninklijke Ten Cate NV	1,580	37
*	Grontmij NV	7,752	34
			65,227
New Zealand (0.1%)
	Fletcher Building Ltd.	160,781	1,018
	Spark New Zealand Ltd.	257,834	583
	Auckland International Airport Ltd.	125,234	439
	Ryman Healthcare Ltd.	66,162	411
	Fisher & Paykel Healthcare Corp. Ltd.	74,226	368
	Contact Energy Ltd.	73,552	319
	SKY Network Television Ltd.	65,167	312
	Mighty River Power Ltd.	110,267	253
	SKYCITY Entertainment Group Ltd.	77,786	249
	Trade Me Group Ltd.	59,488	173
*	Xero Ltd.	11,028	167
	Air New Zealand Ltd.	73,466	151
	Infratil Ltd.	58,089	138
*	Chorus Ltd.	57,044	133
	Goodman Property Trust	146,920	132
^	Ebos Group Ltd.	17,776	129
	Z Energy Ltd.	34,375	126
*	Kiwi Property Group Ltd.	114,280	113
	Summerset Group Holdings Ltd.	41,195	109
	Argosy Property Ltd.	106,763	92

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Genesis Energy Ltd.	60,827	90
	Freightways Ltd.	18,883	88
	Precinct Properties New Zealand Ltd.	87,309	77
	Vector Ltd.	30,875	76
*	Diligent Board Member Services Inc.	16,234	73
	Nuplex Industries Ltd.	24,418	63
	Vital Healthcare Property Trust	45,667	58
	Metlifecare Ltd.	14,922	55
*	Heartland New Zealand Ltd.	52,255	53
	TOWER Ltd.	26,604	45
	Warehouse Group Ltd.	18,061	38
	Kathmandu Holdings Ltd.	32,196	35
*	a2 Milk Co. Ltd.	63,344	25
			6,191
Norway (0.3%)
	Statoil ASA	142,958	3,031
^	DNB ASA	162,402	2,885
	Telenor ASA	105,213	2,376
	Yara International ASA	28,126	1,441
^	Norsk Hydro ASA	198,420	940
	Schibsted ASA	14,822	922
	Orkla ASA	114,175	897
^	Seadrill Ltd.	54,976	701
	Marine Harvest ASA	52,553	640
	Subsea 7 SA	55,989	622
	Golar LNG Ltd.	13,000	468
^	Gjensidige Forsikring ASA	23,559	410
*	Storebrand ASA	111,615	395
	TGS Nopec Geophysical Co. ASA	13,466	343
	SpareBank 1 SR-Bank ASA	42,291	314
^	Petroleum Geo-Services ASA	41,232	274
*	DNO ASA	145,158	274
*	Det Norske Oljeselskap ASA	26,429	194
*,^	Nordic Semiconductor ASA	22,372	170
	Aker Solutions ASA	25,705	156
	SpareBank 1 SMN	14,608	130
*	Norwegian Property ASA	96,123	129
^	Opera Software ASA	12,419	121
	Atea ASA	10,332	115
	Bakkafrost P/F	4,781	112
	Prosafe SE	29,784	106
	Salmar ASA	5,507	89
*	REC Silicon ASA	292,534	82
	Fred Olsen Energy ASA	8,446	76
2	BW LPG Ltd.	8,351	74
^	Wilh Wilhelmsen ASA	10,986	71
	Aker ASA	2,156	49
*	Akastor ASA	17,120	33
*	Archer Ltd.	77,414	29
	Austevoll Seafood ASA	4,106	24
	Leroy Seafood Group ASA	710	24
	BW Offshore Ltd.	25,396	19
*	Odfjell Drilling Ltd.	4,835	4
			18,740
Other (0.1%)[3]
4	Vanguard FTSE Emerging Markets ETF	110,551	4,850

Peru (0.0%)
	Credicorp Ltd. (New York Shares)	4,700	717
	Cia de Minas Buenaventura SAA ADR	43,629	488
	Credicorp Ltd.	3,045	458
			1,663
Philippines (0.2%)
	SM Investments Corp.	44,442	898

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Philippine Long Distance Telephone Co.	13,085	821
	Ayala Land Inc.	816,500	706
	Ayala Corp.	33,910	593
	Universal Robina Corp.	121,190	591
	JG Summit Holdings Inc.	328,190	526
	BDO Unibank Inc.	193,570	473
	Bank of the Philippine Islands	205,385	467
	GT Capital Holdings Inc.	15,843	446
	SM Prime Holdings Inc.	1,067,150	446
	Alliance Global Group Inc.	742,000	422
*	Semirara Mining and Power Corp. Class A	102,839	382
	Aboitiz Equity Ventures Inc.	280,630	356
	Metropolitan Bank & Trust Co.	167,564	349
	First Philippine Holdings Corp.	162,410	338
	Manila Electric Co.	55,080	322
	DMCI Holdings Inc.	819,000	276
	First Gen Corp.	432,800	273
	International Container Terminal Services Inc.	107,150	264
	Jollibee Foods Corp.	55,700	249
	Energy Development Corp.	1,362,900	247
	Vista Land & Lifescapes Inc.	1,372,600	231
	Filinvest Land Inc.	4,980,000	212
	Metro Pacific Investments Corp.	1,962,000	199
	Globe Telecom Inc.	3,995	195
	Manila Water Co. Inc.	342,100	190
	Megaworld Corp.	1,569,900	186
	Aboitiz Power Corp.	187,520	181
	Robinsons Land Corp.	218,600	147
*	LT Group Inc.	435,600	145
	Security Bank Corp.	32,980	124
	Robinsons Retail Holdings Inc.	58,090	114
*	Philippine National Bank	58,365	101
	Puregold Price Club Inc.	104,600	93
	Cosco Capital Inc.	499,500	92
	Bloomberry Resorts Corp.	324,300	81
	Belle Corp.	770,000	72
	Petron Corp.	251,500	56
*	D&L Industries Inc.	110,700	50
	Emperador Inc.	185,300	48
	Lopez Holdings Corp.	241,900	47
*	Melco Crown Philippines Resorts Corp.	220,700	45
	Nickel Asia Corp.	84,300	43
	Rizal Commercial Banking Corp.	38,790	40
	San Miguel Corp.	18,438	28
	Philex Mining Corp.	157,700	25
			12,190
Poland (0.2%)
	Powszechny Zaklad Ubezpieczen SA	11,716	1,528
	Powszechna Kasa Oszczednosci Bank Polski SA	124,786	1,248
	Bank Pekao SA	18,901	982
	KGHM Polska Miedz SA	26,757	938
	Polski Koncern Naftowy Orlen SA	47,740	907
	PGE Polska Grupa Energetyczna SA	106,978	616
	Enea SA	97,477	441
	Polskie Gornictwo Naftowe i Gazownictwo SA	231,935	418
*	Bank Zachodni WBK SA	3,777	390
*	LPP SA	171	363
	Bank Millennium SA	157,377	320
	Energa SA	41,485	288
	Orange Polska SA	81,004	229
*	mBank SA	1,351	175
	Cyfrowy Polsat SA	24,919	174
	Grupa Azoty SA	7,327	167
	Asseco Poland SA	9,655	163

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	CCC SA	2,990	158
*	Synthos SA	108,677	142
	Tauron Polska Energia SA	102,169	137
	Bank Handlowy w Warszawie SA	3,958	125
*	Alior Bank SA	5,011	122
	Eurocash SA	9,585	97
*	PKP Cargo SA	3,586	84
*	Grupa Lotos SA	9,235	79
	Netia SA	47,099	77
*	Getin Noble Bank SA	144,691	72
	Lubelski Wegiel Bogdanka SA	2,869	70
	Kernel Holding SA	7,186	69
*	TVN SA	14,638	69
*	Globe Trade Centre SA	39,878	69
*	CD Projekt SA	9,088	52
*	Integer.pl SA	775	32
*	Getin Holding SA	53,314	32
	Warsaw Stock Exchange	1,878	26
*,^	Jastrzebska Spolka Weglowa SA	4,357	17
	ING Bank Slaski SA	208	8
			10,884
Portugal (0.1%)
	EDP - Energias de Portugal SA	382,685	1,530
	Galp Energia SGPS SA	65,598	896
*	Banco Comercial Portugues SA	5,884,570	586
	Jeronimo Martins SGPS SA	37,228	543
	NOS SGPS SA	34,565	252
*	CTT-Correios de Portugal SA	20,528	232
	EDP Renovaveis SA	30,859	216
	Sonae SGPS SA	104,336	145
	Portucel SA	23,091	113
*,^	Banco BPI SA	68,043	111
	Semapa-Sociedade de Investimento e Gestao	5,549	79
^	Portugal Telecom SGPS SA	99,498	63
*	REN - Redes Energeticas Nacionais SGPS SA	19,975	62
	Altri SGPS SA	13,342	57
	Mota-Engil SGPS SA	12,362	43
*	Sonaecom - SGPS SA	15,610	38
*	Banco Espirito Santo SA	428,634	4
			4,970
Russia (0.4%)
	Lukoil OAO ADR	78,121	3,996
	Gazprom OAO ADR	482,292	2,826
	Magnit PJSC GDR	41,207	2,261
	Gazprom OAO	664,220	1,975
	Surgutneftegas OAO ADR	271,157	1,964
	NOVATEK OAO	163,846	1,569
	MMC Norilsk Nickel OJSC ADR	71,984	1,356
	Sberbank of Russia ADR	212,670	1,262
	Tatneft OAO ADR	35,087	1,204
	Sberbank of Russia	759,171	1,131
	Rosneft OAO GDR	164,312	811
	Mobile TeleSystems OJSC	146,431	753
	AK Transneft OAO Preference Shares	243	571
	Uralkali PJSC	175,655	515
	VTB Bank OJSC	360,782,455	458
*	Alrosa AO	251,000	333
	Severstal PAO	22,467	252
	Moscow Exchange MICEX-RTS OAO	168,900	252
	RusHydro JSC	21,056,242	244
	VTB Bank OJSC GDR	89,021	220
	Rostelecom OJSC	139,763	215
	MegaFon OAO GDR	12,520	212
	Sistema JSFC GDR	24,816	187

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Acron JSC	3,636	160
	Novolipetsk Steel OJSC	119,719	158
*	Inter RAO UES JSC	6,084,172	143
*	Bashneft OAO	3,191	133
	PhosAgro OAO GDR	9,709	118
	PIK Group	31,590	118
	E.ON Russia JSC	1,847,900	113
	Magnitogorsk Iron & Steel Works OJSC	278,631	82
	M Video OJSC	17,050	69
*	Rosseti JSC	6,061,655	62
	Federal Grid Co. Unified Energy System JSC	44,833,105	62
*	DIXY Group OJSC	6,760	58
	LSR Group PJSC GDR	18,772	52
	Mosenergo OAO	2,043,038	40
	Aeroflot - Russian Airlines OJSC	48,600	36
	Sistema JSFC	106,900	33
*	Raspadskaya OAO	41,689	30
	Surgutneftegas OAO	35,145	26
	TMK OAO GDR	6,181	25
*	Pharmstandard OJSC GDR	4,815	23
	Rosneft OAO	3,288	16
			26,124
Singapore (0.6%)
	DBS Group Holdings Ltd.	259,200	4,119
	Oversea-Chinese Banking Corp. Ltd.	459,238	3,698
	Singapore Telecommunications Ltd.	1,085,200	3,626
	United Overseas Bank Ltd.	171,400	3,165
	Keppel Corp. Ltd.	217,413	1,428
	Singapore Airlines Ltd.	125,217	1,154
	Singapore Exchange Ltd.	179,357	1,153
	CapitaLand Ltd.	357,600	995
	Global Logistic Properties Ltd.	414,000	859
	Wilmar International Ltd.	297,873	732
	Singapore Press Holdings Ltd.	222,000	703
	ComfortDelGro Corp. Ltd.	295,400	684
	City Developments Ltd.	84,900	683
	Genting Singapore plc	883,000	682
	Ascott Residence Trust	665,360	641
	Singapore Technologies Engineering Ltd.	205,000	560
	CapitaMall Trust	331,700	548
	Noble Group Ltd.	831,548	541
	Ascendas REIT	286,700	534
	Hutchison Port Holdings Trust	760,000	512
	Suntec REIT	374,000	499
	AIMS AMP Capital Industrial REIT	394,896	456
	Cache Logistics Trust	490,600	437
*	Jardine Cycle & Carriage Ltd.	14,300	436
	Frasers Commercial Trust	380,300	433
	Cambridge Industrial Trust	783,200	414
	Singapore Post Ltd.	281,000	405
	Mapletree Logistics Trust	427,000	397
	UOL Group Ltd.	63,819	384
	Sembcorp Industries Ltd.	112,231	382
	CapitaCommercial Trust	266,710	341
	Yangzijiang Shipbuilding Holdings Ltd.	260,036	287
	Keppel Telecommunications & Transportation Ltd.	230,000	284
	Golden Agri-Resources Ltd.	862,419	273
	Tat Hong Holdings Ltd.	520,000	245
^	Sembcorp Marine Ltd.	108,389	242
	StarHub Ltd.	75,000	239
	SATS Ltd.	99,000	239
	Keppel REIT	229,188	213
	Mapletree Greater China Commercial Trust	235,000	188
^	Ezion Holdings Ltd.	205,120	186

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Mapletree Commercial Trust	156,200	182
	Mapletree Industrial Trust	148,500	180
	First Resources Ltd.	128,000	172
	Raffles Medical Group Ltd.	56,000	170
	Fortune REIT	157,923	163
	Venture Corp. Ltd.	25,500	163
	United Engineers Ltd.	65,000	130
	Ascendas Hospitality Trust	225,000	120
	M1 Ltd.	44,000	118
*	Biosensors International Group Ltd.	176,000	110
	SMRT Corp. Ltd.	85,000	108
*	Genting Hong Kong Ltd.	273,551	101
*	SIIC Environment Holdings Ltd.	594,000	101
	OUE Ltd.	57,600	96
^	Olam International Ltd.	59,000	90
	Asian Pay Television Trust	131,000	89
	CapitaRetail China Trust	63,000	83
	Wing Tai Holdings Ltd.	53,000	78
	Frasers Centrepoint Trust	50,000	78
	Far East Hospitality Trust	118,400	73
	Yanlord Land Group Ltd.	78,000	71
	Sarine Technologies Ltd.	44,300	68
	Midas Holdings Ltd.	223,900	66
	Starhill Global REIT	99,000	65
	Super Group Ltd.	58,000	65
	SIA Engineering Co. Ltd.	20,000	63
*	Neptune Orient Lines Ltd.	71,000	61
*	Tiger Airways Holdings Ltd.	227,600	60
	First REIT	53,000	58
2	ARA Asset Management Ltd.	44,000	57
	Ascendas India Trust	84,000	57
*,^	Yoma Strategic Holdings Ltd.	147,330	57
*	Swiber Holdings Ltd.	379,500	57
	Frasers Centrepoint Ltd.	39,500	56
*,^	China Animal Healthcare Ltd.	84,000	56
	OUE Hospitality Trust	76,000	56
	SPH REIT	66,700	53
	CDL Hospitality Trusts	39,000	51
	Silverlake Axis Ltd.	51,916	50
	Croesus Retail Trust	67,000	48
	Lippo Malls Indonesia Retail Trust	158,000	43
	COSCO Corp. Singapore Ltd.	92,000	42
	Sabana Shari'ah Compliant Industrial REIT	63,000	41
	China Everbright Water Ltd.	47,300	40
*	Ezra Holdings Ltd.	118,640	39
	Hyflux Ltd.	54,000	39
	OSIM International Ltd.	24,000	37
*	Vard Holdings Ltd.	70,000	34
	Soilbuild Business Space REIT	52,000	33
*	Accordia Golf Trust	44,000	27
	Religare Health Trust	33,000	27
			37,979
South Africa (0.8%)
	Naspers Ltd.	55,321	8,679
	MTN Group Ltd.	266,627	5,354
	Sasol Ltd.	84,572	3,405
	Standard Bank Group Ltd.	180,322	2,643
	Steinhoff International Holdings Ltd.	358,318	2,274
	FirstRand Ltd.	433,025	2,069
	Sanlam Ltd.	255,262	1,651
	Remgro Ltd.	69,480	1,543
	Aspen Pharmacare Holdings Ltd.	45,671	1,389
	Bidvest Group Ltd.	46,927	1,272
	Shoprite Holdings Ltd.	87,647	1,254

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Woolworths Holdings Ltd.	128,472	966
	Growthpoint Properties Ltd.	343,081	805
	Mr Price Group Ltd.	34,491	736
	Barclays Africa Group Ltd.	44,969	720
	Netcare Ltd.	205,331	718
	Barloworld Ltd.	89,823	717
	Mediclinic International Ltd.	63,669	674
*	AngloGold Ashanti Ltd.	59,180	672
	Tiger Brands Ltd.	23,230	605
	Gold Fields Ltd.	125,041	577
	Clicks Group Ltd.	73,912	566
	DataTec Ltd.	103,532	538
	MMI Holdings Ltd.	185,429	528
	Vodacom Group Ltd.	42,141	525
	Life Healthcare Group Holdings Ltd.	152,937	525
	Brait SE	68,032	518
	Mondi Ltd.	25,592	516
	Nedbank Group Ltd.	23,565	509
	Redefine Properties Ltd.	491,490	498
*	Impala Platinum Holdings Ltd.	87,858	489
	RMB Holdings Ltd.	81,108	488
	Discovery Ltd.	43,079	478
	Truworths International Ltd.	64,510	470
	Imperial Holdings Ltd.	25,330	424
	City Lodge Hotels Ltd.	31,146	400
	Capitec Bank Holdings Ltd.	8,326	392
	SPAR Group Ltd.	24,366	390
	Coronation Fund Managers Ltd.	48,872	373
	Foschini Group Ltd.	24,992	370
*	Telkom SA SOC Ltd.	48,073	330
	Hyprop Investments Ltd.	31,338	323
*	Sappi Ltd.	76,611	315
	Mpact Ltd.	83,157	302
	JSE Ltd.	25,216	282
	Nampak Ltd.	74,568	267
*	Pioneer Foods Ltd.	17,032	266
	AVI Ltd.	36,727	252
*	Adcock Ingram Holdings Ltd.	54,656	243
	Resilient Property Income Fund Ltd.	28,790	241
	Kumba Iron Ore Ltd.	17,798	240
	Investec Ltd.	24,899	237
*	Anglo American Platinum Ltd.	8,548	236
	Emira Property Fund	150,442	230
	Sibanye Gold Ltd.	96,272	228
	Capital Property Fund	198,417	228
	SA Corporate Real Estate Fund Nominees Pty Ltd.	483,241	203
*	Northam Platinum Ltd.	46,879	193
	EOH Holdings Ltd.	13,273	180
	Massmart Holdings Ltd.	12,926	163
	Liberty Holdings Ltd.	11,494	160
	Tongaat Hulett Ltd.	13,623	151
	Aeci Ltd.	13,469	147
	Sun International Ltd.	12,892	143
*	Attacq Ltd.	64,477	135
	Reunert Ltd.	24,815	127
	Lewis Group Ltd.	17,093	124
	Illovo Sugar Ltd.	67,733	122
	Pick n Pay Stores Ltd.	25,106	120
	Exxaro Resources Ltd.	14,309	117
*	Super Group Ltd.	36,378	110
	PSG Group Ltd.	6,713	110
*	Harmony Gold Mining Co. Ltd.	55,434	107
	Fountainhead Property Trust	121,342	102
	Omnia Holdings Ltd.	6,362	88

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	African Rainbow Minerals Ltd.	9,498	87
	Cashbuild Ltd.	3,622	85
	PPC Ltd.	52,938	76
*	Alexander Forbes Group Holdings Ltd.	89,965	74
	Grindrod Ltd.	54,052	74
*	Distell Group Ltd.	5,386	73
	Murray & Roberts Holdings Ltd.	56,830	63
	Pick n Pay Holdings Ltd.	26,672	58
	Famous Brands Ltd.	5,510	56
	Hudaco Industries Ltd.	5,387	56
	Santam Ltd.	2,842	56
*	Aveng Ltd.	60,206	54
	Blue Label Telecoms Ltd.	74,154	50
	Clover Industries Ltd.	30,888	48
	Astral Foods Ltd.	3,140	48
	Wilson Bayly Holmes-Ovcon Ltd.	5,074	48
	Adcorp Holdings Ltd.	16,230	43
	Metair Investments Ltd.	12,945	40
	Group Five Ltd.	15,342	35
*	ArcelorMittal South Africa Ltd.	21,122	35
	Assore Ltd.	3,401	33
	Oceana Group Ltd.	2,752	25
*	Royal Bafokeng Platinum Ltd.	3,748	16
*	Northam Platinum Ltd. Rights Exp. 05/15/2015	13,228	—
*	African Bank Investments Ltd.	150,852	—
			55,775
South Korea (1.6%)
	Samsung Electronics Co. Ltd. GDR	33,376	21,888
	Hyundai Motor Co.	23,738	3,725
	SK Hynix Inc.	83,801	3,585
	NAVER Corp.	4,127	2,496
	KB Financial Group Inc. ADR	63,174	2,409
	Hyundai Mobis Co. Ltd.	10,579	2,326
	Kia Motors Corp.	39,770	1,833
	Amorepacific Corp.	476	1,725
	Korea Electric Power Corp.	38,686	1,682
	LG Chem Ltd.	6,632	1,675
	KT&G Corp.	18,472	1,636
	POSCO	6,772	1,595
	Samsung Fire & Marine Insurance Co. Ltd.	5,791	1,526
	SK Telecom Co. Ltd. ADR	45,141	1,338
	Hana Financial Group Inc.	43,391	1,277
	Shinhan Financial Group Co. Ltd. ADR	28,828	1,210
	Shinhan Financial Group Co. Ltd.	28,483	1,179
	Samsung Life Insurance Co. Ltd.	11,289	1,104
	POSCO ADR	18,593	1,098
	Samsung C&T Corp.	20,240	1,075
	LG Household & Health Care Ltd.	1,437	1,056
	Samsung SDS Co. Ltd.	4,358	1,037
	LG Display Co. Ltd.	36,947	1,023
	SK Innovation Co. Ltd.	9,317	1,020
	Samsung SDI Co. Ltd.	8,350	930
	LG Electronics Inc.	16,041	902
	Hyundai Heavy Industries Co. Ltd.	6,726	874
	SK C&C Co. Ltd.	3,594	851
*,^	Celltrion Inc.	10,380	826
	LG Corp.	12,688	787
	Korea Zinc Co. Ltd.	1,709	761
	Hyundai Steel Co.	9,916	725
	Coway Co. Ltd.	8,620	724
	SK Holdings Co. Ltd.	4,108	707
	E-Mart Co. Ltd.	3,367	694
	AMOREPACIFIC Group	455	692
	Hyundai Glovis Co. Ltd.	3,120	684

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Orion Corp.	575	672
*	Cheil Industries Inc.	4,143	610
	Samsung Securities Co. Ltd.	9,800	595
	Hankook Tire Co. Ltd.	13,291	559
	Lotte Chemical Corp.	2,285	530
	Hyundai Engineering & Construction Co. Ltd.	10,967	528
	Hyundai Development Co-Engineering & Construction	9,862	525
	Kangwon Land Inc.	15,285	521
	Samsung Electro-Mechanics Co. Ltd.	8,224	516
^	Daum Kakao Corp.	4,928	494
^	Samsung Heavy Industries Co. Ltd.	28,957	488
	Industrial Bank of Korea	35,489	488
	Hotel Shilla Co. Ltd.	4,765	474
	BNK Financial Group Inc.	30,985	463
	KCC Corp.	838	430
	Korea Investment Holdings Co. Ltd.	6,636	425
*	KT Corp.	14,359	424
	Daewoo Securities Co. Ltd.	27,047	422
	Hyosung Corp.	3,808	421
	Korea Aerospace Industries Ltd.	6,821	417
*	Woori Bank	41,162	411
	Lotte Shopping Co. Ltd.	1,663	401
^	Hanssem Co. Ltd.	2,152	397
	S-Oil Corp.	5,796	395
	NCSoft Corp.	2,044	389
	CJ CheilJedang Corp.	976	380
*	Hanmi Pharm Co. Ltd.	1,053	368
	Daishin Securities Co. Ltd.	27,720	364
	CJ Corp.	1,956	348
	Hyundai Wia Corp.	2,329	330
	Dongbu Insurance Co. Ltd.	6,468	329
	SK Telecom Co. Ltd.	1,173	314
	Hanwha Corp.	7,638	300
	Sam Young Electronics Co. Ltd.	21,196	300
	LG Uplus Corp.	29,064	291
	Daelim Industrial Co. Ltd.	3,745	288
	GS Holdings Corp.	6,121	286
*	Cheil Worldwide Inc.	13,305	284
	Hyundai Department Store Co. Ltd.	2,059	279
	Yuhan Corp.	1,250	269
	KB Financial Group Inc.	7,033	268
	Woori Investment & Securities Co. Ltd.	18,681	259
*	LG Innotek Co. Ltd.	2,764	257
*	Kumho Tire Co. Inc.	27,894	254
^	OCI Co. Ltd.	2,738	252
	Youngone Corp.	4,112	252
	DGB Financial Group Inc.	22,173	250
	Hyundai Securities Co. Ltd.	23,889	247
	Hanwha Life Insurance Co. Ltd.	33,060	244
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	14,483	243
*	Doosan Infracore Co. Ltd.	21,888	242
*,^	ViroMed Co. Ltd.	2,182	235
	Medy-Tox Inc.	657	227
	Daesang Corp.	5,170	223
	Taekwang Industrial Co. Ltd.	199	223
	Hanwha Chemical Corp.	13,819	220
	Hyundai Marine & Fire Insurance Co. Ltd.	7,947	212
	S-1 Corp.	2,833	211
*,^	Com2uSCorp	1,246	210
*	Korean Air Lines Co. Ltd.	4,852	207
	Kumho Petrochemical Co. Ltd.	2,557	205
	Ottogi Corp.	307	202
	Lotte Chilsung Beverage Co. Ltd.	91	201
	Samsung Techwin Co. Ltd.	7,374	189

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Doosan Heavy Industries & Construction Co. Ltd.	6,629	188
^	SK Chemicals Co. Ltd.	2,877	187
*,^	Wonik IPS Co. Ltd.	16,586	186
*,^	Daewoo Engineering & Construction Co. Ltd.	27,757	184
*,^	GS Engineering & Construction Corp.	6,137	183
	Mirae Asset Securities Co. Ltd.	3,255	180
	Samsung Electronics Co. Ltd.	135	177
	Daewoo International Corp.	6,053	177
*	Hanjin Kal Corp.	5,763	176
	NongShim Co. Ltd.	772	176
*,^	CJ Korea Express Co. Ltd.	918	175
	Samsung Fine Chemicals Co. Ltd.	4,172	169
	Halla Visteon Climate Control Corp.	4,407	165
	Namhae Chemical Corp.	18,020	165
	KT Corp. ADR	11,162	163
	Youlchon Chemical Co. Ltd.	14,280	162
	Lotte Confectionery Co. Ltd.	93	162
^	Paradise Co. Ltd.	6,828	158
*,^	Komipharm International Co. Ltd.	6,888	158
	CJ CGV Co. Ltd.	2,130	158
	Korea Gas Corp.	3,651	157
^	Maeil Dairy Industry Co. Ltd.	3,787	156
*,^	NHN Entertainment Corp.	2,627	154
	Dongsuh Co. Inc.	4,930	153
	Samsung Card Co. Ltd.	3,992	153
	LG International Corp.	3,990	153
	LOTTE Himart Co. Ltd.	2,295	152
	SK Networks Co. Ltd.	20,389	151
*	Samsung Engineering Co. Ltd.	4,141	149
	Shinsegae Co. Ltd.	787	148
	Doosan Corp.	1,259	146
	Meritz Securities Co. Ltd.	24,710	144
	KEPCO Plant Service & Engineering Co. Ltd.	1,589	144
^	iMarketKorea Inc.	5,560	142
	Hana Tour Service Inc.	1,130	134
	Hyundai Greenfood Co. Ltd.	7,486	132
	LIG Insurance Co. Ltd.	5,630	130
	Kolon Industries Inc.	2,108	127
*	CJ E&M Corp.	2,294	125
	LG Hausys Ltd.	790	123
*	Osstem Implant Co. Ltd.	2,787	122
	Fila Korea Ltd.	1,243	122
	Hanjin Transportation Co. Ltd.	2,100	119
*	SK Broadband Co. Ltd.	26,386	118
	Seah Besteel Corp.	3,350	115
	Eo Technics Co. Ltd.	1,113	115
	Korea Kolmar Co. Ltd.	1,690	114
	Hansae Co. Ltd.	2,942	113
	Young Poong Corp.	91	112
	Daeduck Electronics Co.	12,627	112
	S&T Motiv Co. Ltd.	1,871	110
	Green Cross Corp.	646	106
	Poongsan Corp.	3,950	106
	Mando Corp.	765	106
	Kwang Dong Pharmaceutical Co. Ltd.	6,830	105
	Hyundai Home Shopping Network Corp.	819	103
*,^	Ssangyong Motor Co.	10,890	103
	Korean Reinsurance Co.	9,144	101
*	Webzen Inc.	2,559	101
*,^	Hanjin Shipping Co. Ltd.	14,218	100
^	Kolao Holdings	5,310	99
*	Asiana Airlines Inc.	13,664	98
*	Green Cross Cell Corp.	2,166	98
	Hyundai Mipo Dockyard Co. Ltd.	1,148	95

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Ahnlab Inc.	2,032	93
	SKC Co. Ltd.	2,370	93
	LF Corp.	2,820	93
	Green Cross Holdings Corp.	3,370	92
	LS Industrial Systems Co. Ltd.	1,644	91
*,^	IS Dongseo Co. Ltd.	1,191	91
*	Huons Co. Ltd.	1,440	90
*,^	Hanmi Science Co. ltd	2,269	90
	Hankook Shell Oil Co. Ltd.	194	89
	KIWOOM Securities Co. Ltd.	1,254	89
	Grand Korea Leisure Co. Ltd.	2,480	89
	LEENO Industrial Inc.	2,065	88
*,^	Gamevil Inc.	801	88
*,^	Yuanta Securities Korea Co. Ltd.	13,343	88
	Cosmax Inc.	643	87
*	SK Securities Co. Ltd.	54,276	86
	Silicon Works Co. Ltd.	2,267	86
	Korea Real Estate Investment & Trust Co. Ltd.	28,386	85
*	Samlip General Foods Co. Ltd.	352	85
	Daewoong Pharmaceutical Co. Ltd.	1,411	85
	SFA Engineering Corp.	1,773	85
	Koh Young Technology Inc.	2,048	85
	GS Home Shopping Inc.	379	84
*,^	Hyundai Merchant Marine Co. Ltd.	9,438	84
	JB Financial Group Co. Ltd.	12,847	83
*	Ssangyong Cement Industrial Co. Ltd.	5,250	82
*,^	LG Life Sciences Ltd.	1,565	82
	LS Corp.	1,593	80
^	Seoul Semiconductor Co. Ltd.	4,368	79
*,^	Kumho Industrial Co. Ltd.	4,287	78
	Hyundai Hysco Co. Ltd.	1,228	76
	AK Holdings Inc.	952	76
*	Medipost Co. Ltd.	914	75
*,^	Naturalendo Tech Co. Ltd.	2,354	75
	Handsome Co. Ltd.	2,264	75
*	Hyundai Elevator Co. Ltd.	1,049	75
	Lotte Food Co. Ltd.	105	74
	Samyang Holdings Corp.	780	74
	Youngone Holdings Co. Ltd.	745	72
	KONA I Co. Ltd.	2,190	71
*	SM Entertainment Co.	2,434	71
	KEPCO Engineering & Construction Co. Inc.	1,816	70
	CJ O Shopping Co. Ltd.	311	70
*	Dongbu HiTek Co. Ltd.	9,040	69
^	GS Retail Co. Ltd.	1,890	68
	Tongyang Life Insurance	4,930	68
	Chong Kun Dang Pharmaceutical Corp.	1,005	67
*	i-SENS Inc.	1,449	67
*	GOLFZON Co. Ltd.	566	66
	Dong-A ST Co. Ltd.	569	66
*	Muhak Co. Ltd.	1,917	65
*,^	GemVax & Kael Co. Ltd.	3,321	65
	Dongwon F&B Co. Ltd.	196	64
	Hanil Cement Co. Ltd.	449	63
*	Eusu Holdings Co. Ltd.	6,136	62
	Huchems Fine Chemical Corp.	2,510	62
*,^	Seegene Inc.	1,857	62
	Nexen Tire Corp.	5,080	62
*	Neowiz Games Corp.	3,030	62
	Meritz Fire & Marine Insurance Co. Ltd.	4,620	62
	Ilyang Pharmaceutical Co. Ltd.	1,960	60
*	Seobu T&D	2,639	58
^	Hite Jinro Co. Ltd.	2,740	58
	Daou Technology Inc.	3,300	58

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*,^	China Ocean Resources Co. Ltd.	16,469	57
*,^	Chabiotech Co. Ltd.	3,667	56
	Korea Electric Terminal Co. Ltd.	821	56
*	Hyundai Livart Furniture Co. Ltd.	1,592	56
	Bukwang Pharmaceutical Co. Ltd.	2,403	55
	Dongkuk Steel Mill Co. Ltd.	9,093	54
	KT Skylife Co. Ltd.	3,297	54
*	WeMade Entertainment Co. Ltd.	1,456	53
	Samchully Co. Ltd.	442	53
	KH Vatec Co. Ltd.	2,613	53
	DuzonBIzon Co. Ltd.	4,685	52
*	STS Semiconductor & Telecommunications	11,646	52
*	Korea Line Corp.	2,370	51
	Hyundai Corp.	1,590	50
	Hankook Tire Worldwide Co. Ltd.	2,542	50
*	Hansol Paper Co. Ltd.	2,213	50
^	Hyundai Rotem Co. Ltd.	2,780	49
	OCI Materials Co. Ltd.	512	48
	Dongwon Industries Co. Ltd.	165	48
	Partron Co. Ltd.	4,491	47
	Soulbrain Co. Ltd.	1,212	47
	Agabang&Company	3,825	46
	Kyobo Securities Co. Ltd.	4,032	46
	Halla Holdings Corp.	701	45
^	YG Entertainment Inc.	1,017	44
	MegaStudy Co. Ltd.	672	42
	Namyang Dairy Products Co. Ltd.	61	42
	Sungwoo Hitech Co. Ltd.	3,981	42
*	Kyongnam Bank	4,423	42
*	Cuckoo Electronics Co. Ltd.	223	41
	SL Corp.	2,368	41
	Hancom Inc.	2,196	41
	Meritz Financial Group Inc.	3,105	40
	Interpark Holdings Corp.	4,596	38
*,^	Hanjin Heavy Industries & Construction Co. Ltd.	6,504	38
	Binggrae Co. Ltd.	454	36
	Able C&C Co. Ltd.	1,204	36
^	Posco ICT Co. Ltd.	6,926	35
*	Hansol Technics Co. Ltd.	1,961	35
*	Pan Ocean Co. Ltd.	11,851	34
	GOLFZONYUWONHOLDINGS Co. Ltd.	2,759	34
*,^	Taihan Electric Wire Co. Ltd.	29,761	33
	SBS Media Holdings Co. Ltd.	6,724	33
^	Sung Kwang Bend Co. Ltd.	2,178	32
	CJ Hellovision Co. Ltd.	2,780	30
	Lumens Co. Ltd.	5,290	29
	Hanil E-Hwa Co. Ltd.	1,885	27
	Hansol Holdings Co. Ltd.	3,626	27
	SK Gas Ltd.	298	27
	Chongkundang Holdings Corp.	389	26
*	Kwangju Bank	2,894	22
*	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	19
	Dong-A Socio Holdings Co. Ltd.	81	12
	Seoyon Co. Ltd.	864	10
*	Pharmicell Co. Ltd.	960	4
*	CNK International Co. Ltd.	78	—
			108,956
Spain (1.1%)
*	Banco Santander SA	1,679,436	12,697
	Telefonica SA	670,394	10,204
	Banco Bilbao Vizcaya Argentaria SA	943,581	9,481
	Inditex SA	162,505	5,215
	Iberdrola SA	775,729	5,192
	Repsol SA	179,643	3,703

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Banco Santander SA ADR	387,590	2,915
	Amadeus IT Holding SA	63,860	2,911
*	Banco de Sabadell SA	683,673	1,828
*	CaixaBank SA	298,266	1,496
	Red Electrica Corp. SA	15,462	1,298
*	Ferrovial SA	56,532	1,282
*	Banco Popular Espanol SA	236,607	1,231
	Abertis Infraestructuras SA	66,281	1,221
	Gas Natural SDG SA	43,095	1,060
	Grifols SA	24,832	1,054
*	Bankia SA	694,441	970
	Viscofan SA	14,751	938
	Endesa SA	45,757	907
*	Banco Santander SA Depository Receipt	130,239	904
*	ACS Actividades de Construccion y Servicios SA	24,931	878
	Enagas SA	27,786	856
	Bankinter SA	102,375	774
	Distribuidora Internacional de Alimentacion SA	84,517	677
	Grupo Catalana Occidente SA	19,658	632
	Mapfre SA	147,518	548
	Bolsas y Mercados Espanoles SHMSF SA	10,949	490
*	Jazztel plc	30,229	436
*	Gamesa Corp. Tecnologica SA	29,281	392
*	Mediaset Espana Comunicacion SA	28,774	390
	Merlin Properties Socimi SA	26,755	365
*	Acciona SA	4,590	347
	Zardoya Otis SA	26,867	346
	Construcciones y Auxiliar de Ferrocarriles SA	987	344
*	Acerinox SA	19,338	282
*	Almirall SA	14,904	281
^	Abengoa SA	85,289	276
	Ebro Foods SA	12,581	244
*	Fomento de Construcciones y Contratas SA	18,203	233
	Indra Sistemas SA	18,570	219
*	Zeltia SA	40,605	188
*	Applus Services SA	15,340	185
	Tecnicas Reunidas SA	3,518	164
^	Obrascon Huarte Lain SA	7,021	163
	Prosegur Cia de Seguridad SA	26,190	151
*	Inmobiliaria Colonial SA	209,700	144
^	Atresmedia Corp. de Medios de Comunicacion SA	8,613	139
	Melia Hotels International SA	10,108	126
	Tubacex SA	31,806	108
*	NH Hotel Group SA	17,890	104
*	Liberbank SA	117,825	102
	Cia de Distribucion Integral Logista Holdings SA	4,237	90
	Corp Financiera Alba SA	1,675	85
*	Faes Farma SA	30,308	78
*	Sacyr SA	16,101	72
*	Promotora de Informaciones SA	214,892	71
	Ence Energia y Celulosa SA	19,358	70
	CIE Automotive SA	3,478	53
	Duro Felguera SA	11,357	46
*	Deoleo SA	73,583	38
^	Tubos Reunidos SA	19,407	36
*	Banco Santander SA Rights	130,239	19
*	Let's GOWEX SA	3,921	—
			77,749
Sweden (1.1%)
	Nordea Bank AB	490,034	6,226
^	Hennes & Mauritz AB Class B	146,168	5,811
	Telefonaktiebolaget LM Ericsson Class B	456,174	4,989
	Swedbank AB Class A	159,600	3,711
	Svenska Handelsbanken AB Class A	72,791	3,360

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Volvo AB Class B	235,442	3,253
	Skandinaviska Enskilda Banken AB Class A	219,948	2,779
	Investor AB Class B	67,963	2,769
	Assa Abloy AB Class B	45,424	2,635
^	Atlas Copco AB Class B	93,661	2,608
	TeliaSonera AB	390,412	2,427
	Svenska Cellulosa AB SCA Class B	87,318	2,209
	Atlas Copco AB Class A	69,679	2,175
	Sandvik AB	171,204	2,164
	SKF AB	82,895	2,025
*	Hexagon AB Class B	37,741	1,398
	Electrolux AB Class B	39,996	1,198
	Boliden AB	54,911	1,193
	Skanska AB Class B	51,937	1,156
	Investment AB Kinnevik	30,071	1,036
*	Lundin Petroleum AB	59,224	959
	Swedish Match AB	30,142	928
	Alfa Laval AB	44,220	825
^	Trelleborg AB Class B	36,035	706
*	Swedish Orphan Biovitrum AB	43,619	701
	Meda AB Class A	41,234	692
	Getinge AB	27,611	671
	Securitas AB Class B	44,285	662
	Industrivarden AB Class A	28,133	603
	Tele2 AB	42,998	574
	Elekta AB Class B	53,695	502
	Wallenstam AB	27,091	457
	Hexpol AB	4,195	450
*	SSAB AB Class B	84,851	441
	Industrivarden AB	21,001	438
	Fabege AB	27,387	417
^	ICA Gruppen AB	10,597	393
	Husqvarna AB	52,107	385
	NCC AB Class B	11,503	377
	Castellum AB	23,502	366
	Hufvudstaden AB Class A	26,208	362
	BillerudKorsnas AB	19,321	334
	Loomis AB Class B	9,026	289
	Modern Times Group MTG AB Class B	7,828	260
*	Fastighets AB Balder	13,992	249
	Nibe Industrier AB Class B	9,183	245
	AAK AB	3,806	241
*	Betsson AB	5,636	236
	Holmen AB	6,828	226
	Kungsleden AB	28,955	211
*	Axfood AB	13,244	209
	JM AB	6,979	208
	Peab AB	23,839	201
	Avanza Bank Holding AB	4,654	200
^	Wihlborgs Fastigheter AB	9,949	193
	Indutrade AB	3,659	179
	Intrum Justitia AB	5,438	171
*	Net Entertainment NE AB Class B	4,276	162
	Ratos AB	22,034	150
*	Hemfosa Fastigheter AB	6,232	144
*	Com Hem Holding AB	15,033	126
	AF AB	7,661	104
	Saab AB Class B	3,901	101
*,^	SAS AB	49,862	96
	L E Lundbergforetagen AB Class B	2,038	96
	Nobia AB	8,453	92
	Klovern AB Preference Shares	2,036	82
*	SSAB AB Class A	11,555	70
	Haldex AB	4,667	70

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Bure Equity AB	10,810	66
	Concentric AB	4,656	66
*,^	Qliro Group AB	31,976	59
	Mekonomen AB	2,334	58
	SkiStar AB	4,733	57
	Lindab International AB	6,351	55
	Melker Schorling AB	893	54
	Clas Ohlson AB	2,654	46
	Klovern AB	40,198	45
	Investment AB Oresund	1,836	39
	Rezidor Hotel Group AB	8,522	36
	Nordnet AB	6,516	30
	Sagax AB Preference Shares	5,206	23
*	Eniro AB	204	—
			72,610
Switzerland (3.0%)
	Nestle SA	493,369	38,278
	Novartis AG	361,396	36,889
	Roche Holding AG	108,733	31,115
*	UBS Group AG	542,574	10,839
	ABB Ltd.	352,097	7,715
	Cie Financiere Richemont SA	82,176	7,325
	Zurich Insurance Group AG	22,452	6,930
	Credit Suisse Group AG	247,676	6,555
	Syngenta AG	14,042	4,699
	Swiss Re AG	51,528	4,571
	Holcim Ltd.	36,129	2,902
	Givaudan SA	1,398	2,616
	Swatch Group AG (Bearer)	5,604	2,505
	Swisscom AG	3,510	2,087
	Geberit AG	5,880	2,083
	Actelion Ltd.	15,549	2,046
	Adecco SA	24,864	2,026
	Julius Baer Group Ltd.	32,754	1,714
	SGS SA	794	1,538
	Swiss Life Holding AG	4,827	1,145
	Sika AG	318	1,092
	Lonza Group AG	7,641	1,080
	Schindler Holding AG	6,094	1,031
	Sonova Holding AG	7,374	1,019
	Kuehne & Nagel International AG	6,762	1,014
	Chocoladefabriken Lindt & Sprungli AG Registered Shares	15	965
	Barry Callebaut AG	766	929
^	Transocean Ltd. (XVTX)	50,927	912
	Aryzta AG	13,303	898
	Clariant AG	40,316	885
*	Baloise Holding AG	6,183	805
	Partners Group Holding AG	2,543	797
	Chocoladefabriken Lindt & Sprungli AG Participation Certificates	145	792
*	Dufry AG	5,049	742
	Galenica AG	771	720
	Swiss Prime Site AG	7,995	701
	BB Biotech AG	2,288	670
	Schindler Holding AG (Registered)	3,561	593
*	ams AG	10,465	569
	Swatch Group AG (Registered)	6,066	538
	PSP Swiss Property AG	5,741	535
*	GAM Holding AG	21,618	488
	Helvetia Holding AG	855	486
	Georg Fischer AG	656	464
	EMS-Chemie Holding AG	1,050	441
	Kaba Holding AG Class B	646	424
	Sulzer AG	3,438	384
	Forbo Holding AG	312	378

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Logitech International SA	23,446	352
	Temenos Group AG	9,179	334
	OC Oerlikon Corp. AG	24,791	324
	Flughafen Zuerich AG	398	310
	Pargesa Holding SA	4,242	309
	Allreal Holding AG	2,075	298
	DKSH Holding AG	3,711	292
	Bucher Industries AG	1,143	287
	Straumann Holding AG	1,000	283
	Panalpina Welttransport Holding AG	2,018	281
	Banque Cantonale Vaudoise	434	256
	Mobimo Holding AG	1,069	239
	Leonteq AG	1,248	214
	Valiant Holding AG	2,356	212
	Vontobel Holding AG	4,312	192
	Tecan Group AG	1,403	186
	EFG International AG	12,367	182
	Burckhardt Compression Holding AG	416	181
*	Cembra Money Bank AG	2,618	174
	St. Galler Kantonalbank AG	394	150
	Implenia AG	2,085	143
	Gategroup Holding AG	4,013	140
	Belimo Holding AG	57	138
	Kuoni Reisen Holding AG	395	133
	Autoneum Holding AG	583	129
	Conzzeta AG	34	128
	Rieter Holding AG	709	117
	Daetwyler Holding AG	806	114
	Schweiter Technologies AG	125	109
	Transocean Ltd. (XNYS)	5,627	106
	Huber & Suhner AG	2,238	103
*	Cosmo Pharmaceuticals SA	599	101
	Kudelski SA	6,259	94
	Emmi AG	270	90
*,^	Meyer Burger Technology AG	12,887	88
	Valora Holding AG	370	83
*	Schmolz & Bickenbach AG	75,992	73
	Swissquote Group Holding SA	2,287	73
	Vetropack Holding AG	40	68
	BKW AG	1,670	66
	Basler Kantonalbank	852	65
	VZ Holding AG	293	63
	Ascom Holding AG	3,260	58
*	Zehnder Group AG	1,190	56
*	AFG Arbonia-Forster Holding AG	2,493	53
	Liechtensteinische Landesbank AG	1,240	50
*	Basilea Pharmaceutica	412	49
*	Alpiq Holding AG	434	38
	Siegfried Holding AG	154	26
*	Orascom Development Holding AG	1,294	20
			203,560
Taiwan (1.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	410,272	10,027
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,726,000	8,309
	Hon Hai Precision Industry Co. Ltd.	1,927,266	5,775
	MediaTek Inc.	225,086	2,893
	Chunghwa Telecom Co. Ltd. ADR	84,306	2,713
	Fubon Financial Holding Co. Ltd.	1,092,880	2,350
	Cathay Financial Holding Co. Ltd.	1,196,549	2,090
	Nan Ya Plastics Corp.	847,423	2,083
	Formosa Plastics Corp.	723,873	1,861
	Delta Electronics Inc.	304,641	1,833
	CTBC Financial Holding Co. Ltd.	2,237,852	1,742
	Formosa Chemicals & Fibre Corp.	671,283	1,711

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Advanced Semiconductor Engineering Inc. ADR	232,013	1,654
	Largan Precision Co. Ltd.	15,020	1,505
	China Steel Corp.	1,737,390	1,459
	Mega Financial Holding Co. Ltd.	1,481,557	1,318
	Catcher Technology Co. Ltd.	110,310	1,291
	Uni-President Enterprises Corp.	692,647	1,134
	Asustek Computer Inc.	105,169	1,114
	Hotai Motor Co. Ltd.	61,000	1,057
	Quanta Computer Inc.	412,450	1,035
	China Development Financial Holding Corp.	2,133,580	889
	Taiwan Mobile Co. Ltd.	249,800	880
	Yuanta Financial Holding Co. Ltd.	1,462,489	850
	Innolux Corp.	1,550,885	800
	Pegatron Corp.	247,954	735
	Formosa Petrochemical Corp.	277,140	714
	United Microelectronics Corp.	1,373,180	658
	Highwealth Construction Corp.	245,800	641
	SinoPac Financial Holdings Co. Ltd.	1,412,277	640
	President Chain Store Corp.	86,372	639
	AU Optronics Corp. ADR	125,318	629
	Cheng Shin Rubber Industry Co. Ltd.	261,379	626
	Far EasTone Telecommunications Co. Ltd.	262,000	625
	E.Sun Financial Holding Co. Ltd.	907,623	621
	First Financial Holding Co. Ltd.	978,237	615
	Taiwan Cooperative Financial Holding Co. Ltd.	1,122,794	606
	Taiwan Cement Corp.	423,210	601
	Hermes Microvision Inc.	8,493	597
	Siliconware Precision Industries Co. Ltd.	359,030	590
	Hua Nan Financial Holdings Co. Ltd.	935,651	575
	Far Eastern New Century Corp.	521,137	572
	Taishin Financial Holding Co. Ltd.	1,205,707	552
	Pou Chen Corp.	390,524	547
	Compal Electronics Inc.	585,323	533
	China Life Insurance Co. Ltd.	431,561	457
*	HTC Corp.	105,491	434
*	Taiwan Business Bank	1,306,973	430
	Foxconn Technology Co. Ltd.	147,478	420
*	Inotera Memories Inc.	362,000	416
	Novatek Microelectronics Corp.	79,025	413
	Advantech Co. Ltd.	49,518	408
	Lite-On Technology Corp.	322,109	407
	Eclat Textile Co. Ltd.	28,193	377
	Chailease Holding Co. Ltd.	132,550	363
	Asia Cement Corp.	282,264	357
	Giant Manufacturing Co. Ltd.	37,881	327
	CTCI Corp.	179,000	315
	Inventec Corp.	445,554	314
	Shin Kong Financial Holding Co. Ltd.	940,223	305
	Feng TAY Enterprise Co. Ltd.	48,748	301
	Ruentex Industries Ltd.	118,268	290
	Clevo Co.	182,628	288
	WPG Holdings Ltd.	218,000	273
	Wistron Corp.	319,604	272
	Phison Electronics Corp.	29,000	267
*	Ta Chong Bank Ltd.	739,578	265
	AU Optronics Corp.	520,000	261
	Ruentex Development Co. Ltd.	143,860	256
	Makalot Industrial Co. Ltd.	32,407	253
	Teco Electric and Machinery Co. Ltd.	258,000	250
	Merida Industry Co. Ltd.	33,400	250
*	Acer Inc.	379,551	248
	Chang Hwa Commercial Bank Ltd.	401,661	245
	Syncmold Enterprise Corp.	111,000	241
*	Eva Airways Corp.	301,595	238

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Hiwin Technologies Corp.	31,033	237
	Powertech Technology Inc.	126,000	233
	Synnex Technology International Corp.	160,189	227
	King Yuan Electronics Co. Ltd.	246,000	224
	Advanced Semiconductor Engineering Inc.	155,000	220
	TPK Holding Co. Ltd.	33,958	211
	Chicony Electronics Co. Ltd.	72,905	210
	Zhen Ding Technology Holding Ltd.	59,700	208
	Depo Auto Parts Ind Co. Ltd.	45,000	207
	Radiant Opto-Electronics Corp.	61,314	202
*	China Airlines Ltd.	377,000	200
	Epistar Corp.	125,044	195
	Taiwan Fertilizer Co. Ltd.	106,000	195
	PChome Online Inc.	11,389	193
	Dynapack International Technology Corp.	77,000	187
	Simplo Technology Co. Ltd.	37,400	185
	Coretronic Corp.	134,250	182
	Realtek Semiconductor Corp.	58,420	182
	United Microelectronics Corp. ADR	74,800	181
	TSRC Corp.	155,925	180
	Yageo Corp.	85,385	176
	Airtac International Group	21,000	172
*	Aerospace Industrial Development Corp.	112,368	163
	King's Town Bank Co. Ltd.	157,000	161
*	Nan Ya Printed Circuit Board Corp.	89,000	158
	King Slide Works Co. Ltd.	10,000	157
	Wan Hai Lines Ltd.	141,000	156
	Kenda Rubber Industrial Co. Ltd.	79,881	156
	Chipbond Technology Corp.	72,000	156
*	Chimei Materials Technology Corp.	143,000	154
	Far Eastern Department Stores Ltd.	190,115	153
	Gigabyte Technology Co. Ltd.	124,000	150
	Greatek Electronics Inc.	112,000	150
	Huaku Development Co. Ltd.	65,000	148
	Nan Kang Rubber Tire Co. Ltd.	144,493	148
	FLEXium Interconnect Inc.	41,798	148
	Vanguard International Semiconductor Corp.	96,000	147
	Transcend Information Inc.	38,000	146
	Chunghwa Telecom Co. Ltd.	45,000	145
*	Xxentria Technology Materials Corp.	44,000	144
	Tripod Technology Corp.	73,000	143
	Asia Pacific Telecom Co. Ltd.	331,152	143
	Wistron NeWeb Corp.	52,020	138
	Taiwan Secom Co. Ltd.	45,675	137
*	China Petrochemical Development Corp.	361,350	136
	Yungtay Engineering Co. Ltd.	59,000	136
*	Nanya Technology Corp.	60,000	133
*	Evergreen Marine Corp. Taiwan Ltd.	194,000	132
	Formosa Taffeta Co. Ltd.	108,000	128
	Win Semiconductors Corp.	98,000	127
	Tainan Spinning Co. Ltd.	218,360	127
	Eternal Materials Co. Ltd.	109,180	125
	St. Shine Optical Co. Ltd.	7,000	123
	Elite Material Co. Ltd.	74,000	123
	Solar Applied Materials Technology Co.	140,000	123
	YFY Inc.	287,000	122
	Topco Scientific Co. Ltd.	58,256	119
	Wei Chuan Foods Corp.	152,000	119
	Yulon Motor Co. Ltd.	91,000	119
	President Securities Corp.	198,000	118
	Cathay Real Estate Development Co. Ltd.	186,000	117
*	Walsin Lihwa Corp.	395,000	117
*	Hota Industrial Manufacturing Co. Ltd.	46,000	116
	Taichung Commercial Bank Co. Ltd.	318,971	114

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Chin-Poon Industrial Co. Ltd.	59,000	113
*	eMemory Technology Inc.	10,000	113
*	Macronix International	461,432	112
	Ta Ya Electric Wire & Cable	528,000	111
	Holtek Semiconductor Inc.	60,000	110
*	Winbond Electronics Corp.	327,000	108
	Taiwan Glass Industry Corp.	150,354	108
	Richtek Technology Corp.	19,000	107
	Everlight Electronics Co. Ltd.	46,000	106
	Far Eastern International Bank	286,163	106
	Test Research Inc.	51,000	104
	Visual Photonics Epitaxy Co. Ltd.	87,000	103
	Standard Foods Corp.	41,365	103
	Lung Yen Life Service Corp.	38,000	101
	Sino-American Silicon Products Inc.	67,000	99
	Sitronix Technology Corp.	27,000	97
	Great China Metal Industry	86,000	94
	Grand Pacific Petrochemical	146,000	94
	Unitech Printed Circuit Board Corp.	206,000	93
*	Orient Semiconductor Electronics Ltd.	176,000	93
	Taiwan Paiho Ltd.	34,000	92
	Micro-Star International Co. Ltd.	77,000	92
	Kinsus Interconnect Technology Corp.	30,000	91
	D-Link Corp.	175,440	91
*	Sporton International Inc.	16,000	91
	Firich Enterprises Co. Ltd.	25,156	90
	Unimicron Technology Corp.	151,000	90
	Chroma ATE Inc.	37,000	89
	Taiwan Sogo Shin Kong SEC	65,650	89
	Siliconware Precision Industries Co. Ltd. ADR	10,800	88
	Bank of Kaohsiung Co. Ltd.	267,000	88
	China Steel Chemical Corp.	18,000	87
*	CMC Magnetics Corp.	696,000	86
	MIN AIK Technology Co. Ltd.	23,000	86
	Tung Ho Steel Enterprise Corp.	110,000	86
	Capital Securities Corp.	232,000	86
	Feng Hsin Iron & Steel Co.	63,000	86
	Compeq Manufacturing Co. Ltd.	135,000	85
	China Synthetic Rubber Corp.	79,000	84
	Pixart Imaging Inc.	27,000	82
	Sigurd Microelectronics Corp.	87,000	82
	Grape King Bio Ltd.	15,000	82
*	Yang Ming Marine Transport Corp.	156,000	82
	Neo Solar Power Corp.	91,000	82
	Everlight Chemical Industrial Corp.	88,200	81
	Cheng Loong Corp.	185,000	80
	Wowprime Corp.	8,665	80
	Huang Hsiang Construction Corp.	55,000	79
	Shinkong Synthetic Fibers Corp.	217,000	79
	Asia Vital Components Co. Ltd.	90,000	79
	Jih Sun Financial Holdings Co. Ltd.	259,814	77
	Kinik Co.	36,000	76
	WT Microelectronics Co. Ltd.	48,095	76
	Elan Microelectronics Corp.	46,000	75
	Senao International Co. Ltd.	49,000	75
	Taiwan PCB Techvest Co. Ltd.	46,000	75
	Poya International Co. Ltd.	6,997	75
	Cheng Uei Precision Industry Co. Ltd.	38,000	75
*	Voltronic Power Technology Corp.	6,000	74
*	Etron Technology Inc.	127,000	74
	Ginko International Co. Ltd.	5,000	73
	Elitegroup Computer Systems Co. Ltd.	73,000	73
	Casetek Holdings Ltd.	12,000	73
	U-Ming Marine Transport Corp.	48,000	72

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	TXC Corp.	55,000	71
*	Sanyang Motor Co. Ltd.	80,000	71
	Oriental Union Chemical Corp.	78,000	70
*	Elite Advanced Laser Corp.	16,000	69
	Parade Technologies Ltd.	7,000	69
	Silergy Corp.	7,000	69
	Evergreen International Storage & Transport Corp.	118,000	69
*	XPEC Entertainment Inc.	14,000	69
	Ton Yi Industrial Corp.	86,000	68
	Altek Corp.	61,600	68
*	Primax Electronics Ltd.	51,000	67
*	Lextar Electronics Corp.	74,000	67
	Taiwan Hon Chuan Enterprise Co. Ltd.	35,772	67
*	Qisda Corp.	152,000	66
	China Motor Corp.	78,000	66
*	Adlink Technology Inc.	21,000	66
	Formosan Rubber Group Inc.	59,000	63
	Cleanaway Co. Ltd.	10,000	62
	USI Corp.	114,000	61
	Merry Electronics Co. Ltd.	26,850	61
	OptoTech Corp.	134,000	61
*	Chung Hwa Pulp Corp.	169,000	61
	Great Wall Enterprise Co. Ltd.	74,100	60
*	Medigen Biotechnology Corp.	14,000	60
	Prince Housing & Development Corp.	139,050	60
	Namchow Chemical Industrial Co. Ltd.	27,000	60
	Taiflex Scientific Co. Ltd.	40,000	60
	Ardentec Corp.	63,625	60
*	Kinpo Electronics	138,000	59
	Faraday Technology Corp.	43,000	59
	Formosa International Hotels Corp.	5,500	59
	China Bills Finance Corp.	150,000	58
	Tong Yang Industry Co. Ltd.	49,000	58
	Lotes Co. Ltd.	14,000	58
	Taiwan Cogeneration Corp.	58,000	57
*	China Man-Made Fiber Corp.	159,000	57
	TA Chen Stainless Pipe	84,000	57
	Nan Liu Enterprise Co. Ltd.	9,000	56
	Toung Loong Textile Manufacturing	14,000	55
*	Center Laboratories Inc.	19,000	55
	Flytech Technology Co. Ltd.	13,199	55
	Hey Song Corp.	43,500	55
	Mitac Holdings Corp.	67,000	55
	Zeng Hsing Industrial Co. Ltd.	9,000	55
	Lien Hwa Industrial Corp.	79,000	54
	TTY Biopharm Co. Ltd.	24,541	54
	Johnson Health Tech Co. Ltd.	21,000	54
*	Kuo Toong International Co. Ltd.	32,000	54
*	PharmaEngine Inc.	6,000	54
*	Tatung Co. Ltd.	200,000	53
	Shin Zu Shing Co. Ltd.	19,000	53
	San Shing Fastech Corp.	20,700	53
*	Microbio Co. Ltd.	61,000	52
	Chlitina Holding Ltd.	8,400	52
	Sercomm Corp.	23,000	51
	YungShin Global Holding Corp.	28,000	51
	Brogent Technologies Inc.	4,000	51
	Chong Hong Construction Co. Ltd.	22,050	50
	Weltrend Semiconductor	52,000	50
	International Games System Co. Ltd.	12,000	49
*	Asia Optical Co. Inc.	40,000	49
*	Goldsun Development & Construction Co. Ltd.	144,000	49
*	Posiflex Technology Inc.	9,000	49
	UPC Technology Corp.	123,000	48

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Unizyx Holding Corp.	91,000	48
*	Shining Building Business Co. Ltd.	80,600	48
	HannStar Display Corp.	235,265	48
*	E-Ton Solar Tech Co. Ltd.	90,000	47
*	TWi Pharmaceuticals Inc.	7,000	47
	Motech Industries Inc.	36,000	46
	CHC Healthcare Group	23,000	46
	Career Technology MFG. Co. Ltd.	46,000	46
	Soft-World International Corp.	16,000	45
	Taiwan Styrene Monomer	93,450	45
	Tong Hsing Electronic Industries Ltd.	14,000	45
	Radium Life Tech Co. Ltd.	85,680	45
	Aten International Co. Ltd.	15,000	44
	LCY Chemical Corp.	67,000	44
	Federal Corp.	74,000	44
	ScinoPharm Taiwan Ltd.	26,000	44
	Universal Cement Corp.	40,642	43
	IEI Integration Corp.	24,380	43
	AV Tech Corp.	32,000	43
	Taiwan Semiconductor Co. Ltd.	41,000	43
*	Darwin Precisions Corp.	73,000	43
	AmTRAN Technology Co. Ltd.	74,000	42
	Taiwan Mask Corp.	129,000	42
	AcBel Polytech Inc.	43,000	42
	Green Seal Holding Ltd.	8,800	42
*	Ichia Technologies Inc.	49,000	42
	A-DATA Technology Co. Ltd.	26,190	41
	Gigasolar Materials Corp.	2,400	41
	Unity Opto Technology Co. Ltd.	38,000	41
	Hung Sheng Construction Ltd.	57,000	41
	Kindom Construction Corp.	45,000	41
*	Taiwan Life Insurance Co. Ltd.	43,000	40
*	Walsin Technology Corp.	87,000	40
	Farglory Land Development Co. Ltd.	33,000	39
*	FocalTech Systems Co. Ltd.	38,400	39
	Sampo Corp.	86,000	39
*	TYC Brother Industrial Co. Ltd.	53,000	38
	Elite Semiconductor Memory Technology Inc.	27,000	38
*	Mosel Vitelic Inc.	227,000	38
	Taiwan Fire & Marine Insurance Co. Ltd.	47,000	37
*	Taiwan Liposome Co. Ltd.	5,000	36
	Taiwan Land Development Corp.	70,000	36
*	Topkey Corp.	8,000	36
*	E Ink Holdings Inc.	79,000	36
	Mercuries & Associates Holding Ltd.	51,000	36
	Long Bon International Co. Ltd.	44,000	35
*	Taigen Biopharmaceuticals Holdings Ltd.	38,000	35
	Jentech Precision Industrial Co. Ltd.	16,000	35
	CyberTAN Technology Inc.	44,000	35
*	Lotus Pharmaceutical Co. Ltd.	11,000	34
	ACES Electronic Co. Ltd.	33,000	34
	Masterlink Securities Corp.	90,000	34
	Taiwan TEA Corp.	59,000	34
*	G Tech Optoelectronics Corp.	38,000	33
	Continental Holdings Corp.	91,000	33
	Taiwan Surface Mounting Technology Co. Ltd.	25,000	33
*	Mercuries Life Insurance Co. Ltd.	53,000	33
*	Ho Tung Chemical Corp.	111,300	32
	Taiwan Sanyo Electric Co. Ltd.	32,000	32
	Wah Lee Industrial Corp.	17,000	32
	Sonix Technology Co. Ltd.	21,000	32
	Taiyen Biotech Co. Ltd.	36,000	31
*	Taiwan FamilyMart Co. Ltd.	4,000	31
	GeoVision Inc.	8,800	31

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Lite-On Semiconductor Corp.	38,000	30
*	Ritek Corp.	296,000	30
	Gourmet Master Co. Ltd.	7,000	30
*	Gigastorage Corp.	34,000	30
	Taiwan Acceptance Corp.	11,000	30
*	Gintech Energy Corp.	46,000	29
	Kerry TJ Logistics Co. Ltd.	21,623	29
	Basso Industry Corp.	18,000	28
	Hung Poo Real Estate Development Corp.	31,000	28
	ITEQ Corp.	33,000	27
	Advanced International Multitech Co. Ltd.	35,000	27
*	Rich Development Co. Ltd.	63,000	27
	Rechi Precision Co. Ltd.	25,000	27
	KEE TAI Properties Co. Ltd.	41,000	27
*	Li Peng Enterprise Co. Ltd.	72,000	27
	Chung Hsin Electric & Machinery Manufacturing Corp.	37,000	27
	Tong-Tai Machine & Tool Co. Ltd.	28,000	26
*	Concord Securities Corp.	96,000	26
	Ambassador Hotel	28,000	26
	HUA ENG Wire & Cable	79,000	26
	Microlife Corp.	11,000	26
	Global Mixed Mode Technology Inc.	9,000	26
*	AGV Products Corp.	96,000	26
	Test Rite International Co. Ltd.	37,000	25
	China Metal Products	24,000	25
*	Genius Electronic Optical Co. Ltd.	8,714	25
	Vivotek Inc.	8,275	25
	BES Engineering Corp.	99,000	24
	Sinyi Realty Inc.	21,000	24
	Yulon Nissan Motor Co. Ltd.	2,000	21
*	Gold Circuit Electronics Ltd.	41,000	21
	Globalwafers Co. Ltd.	3,133	10
*	Via Technologies Inc.	21,867	6
	ENG Electric Co. Ltd.	3,000	2
			103,616
Thailand (0.3%)
	Advanced Info Service PCL (Foreign)	178,500	1,296
	Kasikornbank PCL (Foreign)	190,035	1,206
*	PTT PCL	71,700	773
	Siam Commercial Bank PCL (Foreign)	157,200	756
	Siam Cement PCL (Foreign)	42,200	687
	CP ALL PCL (Foreign)	538,200	685
	Airports of Thailand PCL (Foreign)	75,200	659
	PTT PCL (Foreign)	54,300	585
	PTT Exploration & Production PCL (Foreign)	140,881	499
	Bangkok Bank PCL (Foreign)	73,698	414
*	Siam Commercial Bank PCL (Local)	77,800	374
*	Big C Supercenter PCL	53,700	360
	Intouch NVDR	135,496	316
	PTT Global Chemical PCL (Foreign)	161,915	315
*	True Corp. PCL (Regular)	816,800	301
	Krung Thai Bank PCL (Foreign)	482,175	292
	TMB Bank PCL	3,532,900	278
	Central Pattana PCL	208,800	265
*	PTT Exploration and Production PCL (Local)	72,800	258
	Thai Union Frozen Products PCL (Foreign)	404,880	251
*	Indorama Ventures PCL	332,500	248
*	Thaicom PCL	198,000	220
	Total Access Communication PCL (Foreign)	80,000	210
*	Bangkok Dusit Medical Services PCL	343,500	210
*	Bumrungrad Hospital PCL	42,500	206
	Thai Oil PCL (Foreign)	112,700	200
*	Bangkok Expressway PCL	165,600	196

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Thoresen Thai Agencies PCL (Foreign)	480,252	195
*	Intouch Holdings PCL	78,200	182
*	PTT Global Chemical PCL (Local)	92,500	180
	Pruksa Real Estate PCL	210,700	175
*	Charoen Pokphand Foods PCL	255,900	173
*	Minor International PCL	172,260	172
	Electricity Generating PCL (Foreign)	37,200	171
	BTS Group Holdings PCL Depository Receipt	604,800	169
	BEC World PCL (Foreign)	130,800	160
*	Airports of Thailand PCL	17,766	156
*	CP ALL PCL (Local)	121,500	155
	IRPC PCL (Foreign)	1,079,400	150
*	Cal-Comp Electronics Thailand PCL	1,344,630	149
^	Home Product Center PCL	677,597	148
*	Land & Houses PCL	508,200	147
*	Delta Electronics Thailand PCL	51,800	131
	Charoen Pokphand Foods PCL (Foreign)	188,200	127
*	Samart Corp. PCL	128,900	117
*	Banpu PCL (Local)	131,700	116
*	BTS Rail Mass Transit Growth Infrastructure Fund	361,700	114
*	Siam City Cement PCL (Local)	10,080	112
^	Bangkok Dusit Medical Services PCL (Foreign)	176,000	108
*	Glow Energy PCL	37,300	96
*	Srisawad Power 1979 PCL	75,480	95
*	BTS Group Holdings PCL	332,800	93
*	VGI Global Media PCL	652,900	90
*	Hana Microelectronics PCL	64,600	87
*	True Corp. PCL (Foreign)	232,127	86
*	Robinson Department Store PCL	59,400	84
	Kiatnakin Bank PCL	74,800	84
^	Minor International PCL (Foreign)	83,610	83
*	KCE Electronics PCL	48,000	78
*	Bangkok Life Assurance PCL	50,940	77
*	Total Access Communication PCL (Local)	25,400	67
*	Italian-Thai Development PCL	284,200	65
*	Jasmine International PCL	387,200	64
*	Ratchaburi Electricity Generating Holding PCL (Local)	35,300	64
*	Sino-Thai Engineering & Construction PCL	99,100	63
*	Bangkok Land PCL	1,219,100	56
*	Superblock PCL	867,300	56
*	Berli Jucker PCL	49,600	56
*	Tisco Financial Group PCL	40,100	55
*	Siam Global House PCL	184,914	54
*	CH Karnchang PCL	70,300	54
*	SPCG PCL	65,000	54
*	Bank of Ayudhya PCL (Local)	44,015	54
	LPN Development PCL	102,800	53
*	CK Power PCL	529,000	53
*	WHA Corp. PCL	42,000	53
*	TPI Polene PCL	605,600	53
*	Precious Shipping PCL	125,400	52
*	Thanachart Capital PCL	50,100	52
	Bangkok Expressway PCL (Foreign)	43,100	51
*	Central Plaza Hotel PCL	50,100	51
*	Gunkul Engineering PCL	60,125	50
*	Chularat Hospital PCL	83,798	49
*	TTW PCL	136,600	47
*	Bangkok Metro PCL	809,300	47
*	Quality Houses PCL	470,983	44
	Siam City Cement PCL (Foreign)	3,800	42
*	Thai Airways International PCL (Foreign)	104,374	40
*	Bangkok Chain Hospital PCL	154,400	38
*	Univentures PCL	143,400	36
	Delta Electronics Thai PCL (Foreign)	14,200	36

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Major Cineplex Group PCL	33,800	34
	Glow Energy PCL (Foreign)	13,000	34
*	Sri Trang Agro-Industry PCL	78,200	31
	Bumrungrad Hospital PCL (Foreign)	5,600	27
*	Sansiri PCL (Local)	463,100	26
*	MBK PCL	61,400	26
*	Bangchak Petroleum PCL	24,500	26
*	Thai Vegetable Oil PCL	36,900	24
	Thai Reinsurance PCL	243,500	22
	WHA Corp. PCL (Foreign)	15,319	19
*	Supalai PCL	30,600	18
*	IRPC PCL	129,200	18
	Bank of Ayudhya PCL	10,665	13
*	Thoresen Thai Agencies PCL	13,200	5
*	WHA Corp. PCL Warrants Exp. 12/31/2019	5,106	4
*	Indorama Ventures PCL Warrants Exp. 08/24/2017	33,250	2
	CK Power PCL Rights Exp. 05/22/2015	179,860	2
*	Indorama Ventures Warrants Exp. 08/24/2018	25,576	1
*	Minor International Warrants Exp. 11/03/2017	7,830	1
	Bank of Ayudhya PCL (Foreign)	4	—
*	Thoresen Thai Agencies PCL Warrants Exp. 02/28/2019	53,346	—
*	Samart Corp. PCL Warrants Exp. 02/11/2018	39,440	—
*	VGI Global Media PCL Warrants	35,725	—
*	Srisawad Power 1979 PCL Warrants Exp. 11/30/2017	2,960	—
			18,262
Turkey (0.1%)
	Turkiye Garanti Bankasi AS	309,458	985
	Akbank TAS	302,016	880
	Turkiye Halk Bankasi AS	158,339	802
	BIM Birlesik Magazalar AS	33,556	621
	Turkcell Iletisim Hizmetleri AS	118,149	526
*	Tupras Turkiye Petrol Rafinerileri AS	18,444	448
	Turkiye Is Bankasi	196,810	443
	KOC Holding AS	93,117	440
	Haci Omer Sabanci Holding AS (Bearer)	120,258	440
	Ford Otomotiv Sanayi AS	29,955	370
	Eregli Demir ve Celik Fabrikalari TAS	198,474	335
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	270,833	313
	Turkiye Vakiflar Bankasi TAO	152,943	271
	Is Gayrimenkul Yatirim Ortakligi AS	410,411	261
*	Anadolu Efes Biracilik Ve Malt Sanayii AS	27,095	228
*	Turk Hava Yollari AO	64,679	215
	Coca-Cola Icecek AS	10,490	178
	Ulker Biskuvi Sanayi AS	23,237	178
	Turk Telekomunikasyon AS	61,606	170
*	TAV Havalimanlari Holding AS	18,890	166
	Yapi ve Kredi Bankasi AS	96,920	152
*	Sekerbank TAS	205,730	138
	Enka Insaat ve Sanayi AS	56,983	122
	Aksigorta AS	132,563	118
	Arcelik AS	19,148	103
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	125,938	87
	Tofas Turk Otomobil Fabrikasi AS	11,752	72
	Turkiye Sise ve Cam Fabrikalari AS	55,657	71
*	Asya Katilim Bankasi AS	200,622	65
	Petkim Petrokimya Holding AS	45,663	64
*	Zorlu Enerji Elektrik Uretim AS	82,067	63
*	Vestel Elektronik Sanayi ve Ticaret AS	30,240	62
	Turkiye Sinai Kalkinma Bankasi AS	82,153	62
	Otokar Otomotiv Ve Savunma Sanayi A.S.	1,491	54
	Cimsa Cimento Sanayi VE Ticaret AS	8,065	49
	Yazicilar Holding AS Class A	5,506	49
	Aksa Akrilik Kimya Sanayii AS	11,842	48
	Turk Traktor ve Ziraat Makineleri AS	1,534	46

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Aygaz AS	12,065	44
*	Pegasus Hava Tasimaciligi AS	4,428	44
*	Dogan Sirketler Grubu Holding AS	168,390	38
	Aselsan Elektronik Sanayi Ve Ticaret AS	6,963	36
	Dogus Otomotiv Servis ve Ticaret AS	7,386	36
	Koza Altin Isletmeleri AS	3,153	33
	Albaraka Turk Katilim Bankasi AS	32,421	21
	Trakya Cam Sanayii AS	17,090	21
	Vakif Gayrimenkul Yatirim Ortakligi AS	18,954	19
			9,987
United Arab Emirates (0.1%)
	Emaar Properties PJSC	537,662	1,192
	First Gulf Bank PJSC	166,096	687
	Abu Dhabi Commercial Bank PJSC	284,093	573
	DP World Ltd.	24,518	565
	Aldar Properties PJSC	434,222	322
	Union National Bank PJSC	160,687	299
*	Emaar Malls Group PJSC	333,632	291
*	Arabtec Holding PJSC	367,767	291
	Dubai Islamic Bank PJSC	133,375	250
	Al Waha Capital PJSC	234,724	165
	Dubai Investments PJSC	171,276	142
	Dubai Financial Market PJSC	204,087	120
	Air Arabia PJSC	256,371	114
*	Drake & Scull International PJSC	459,669	109
	Aramex PJSC	106,323	101
*	Dana Gas PJSC	547,053	75
*	Agthia Group PJSC	25,866	54
*	Union Properties PJSC	127,128	52
*	Eshraq Properties Co. PJSC	184,450	51
*	Deyaar Development PJSC	200,535	50
	National Central Cooling Co. PJSC	134,628	46
*	Islamic Arab Insurance Co.	275,587	45
	RAK Properties PJSC	168,932	34
			5,628
United Kingdom (7.1%)
	HSBC Holdings plc	3,017,103	30,140
	BP plc	2,808,479	20,256
	Royal Dutch Shell plc Class A	616,743	19,446
	GlaxoSmithKline plc	751,062	17,347
	British American Tobacco plc	287,715	15,808
	Vodafone Group plc	4,107,267	14,471
	AstraZeneca plc	194,953	13,379
	Royal Dutch Shell plc Class B	371,274	11,887
	Diageo plc	390,282	10,835
	Barclays plc	2,528,764	9,894
	Lloyds Banking Group plc	8,328,861	9,864
	Prudential plc	389,277	9,692
	BG Group plc	528,937	9,581
	BT Group plc	1,292,794	9,017
	Reckitt Benckiser Group plc	99,175	8,827
	Rio Tinto plc	191,576	8,573
	SABMiller plc	153,837	8,143
	Unilever plc	185,374	8,126
	Glencore plc	1,645,167	7,816
	BHP Billiton plc	324,121	7,791
	National Grid plc	577,358	7,767
	Shire plc	90,731	7,373
	Imperial Tobacco Group plc	149,331	7,292
	Compass Group plc	295,136	5,217
	Standard Chartered plc	313,336	5,130
	Aviva plc	610,826	4,914
	WPP plc	200,135	4,667
	Rolls-Royce Holdings plc	286,845	4,573

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

		Market
		Value
	Shares	($000)
Tesco plc	1,252,188	4,221
BAE Systems plc	491,782	3,810
CRH plc	132,932	3,715
ARM Holdings plc	217,753	3,700
SSE plc	150,161	3,558
Reed Elsevier plc	214,197	3,545
Legal & General Group plc	890,021	3,538
Anglo American plc London Shares	203,224	3,443
Next plc	28,286	3,180
Land Securities Group plc	162,983	3,119
Centrica plc	759,566	2,966
Experian plc	153,312	2,738
Sky plc	161,106	2,656
Old Mutual plc	729,886	2,618
Pearson plc	123,066	2,487
Associated British Foods plc	53,799	2,349
Wolseley plc	39,254	2,322
Smith & Nephew plc	134,729	2,293
Burberry Group plc	85,998	2,293
ITV plc	569,336	2,210
Whitbread plc	26,523	2,130
Marks & Spencer Group plc	247,466	2,096
Standard Life plc	287,005	2,052
InterContinental Hotels Group plc	46,817	2,002
Kingfisher plc	361,000	1,940
British Land Co. plc	145,666	1,855
London Stock Exchange Group plc	47,357	1,843
Capita plc	100,672	1,762
* Royal Bank of Scotland Group plc	322,630	1,672
Johnson Matthey plc	30,925	1,581
United Utilities Group plc	105,415	1,568
Aberdeen Asset Management plc	214,052	1,554
Investec plc	148,419	1,417
Bunzl plc	47,206	1,327
Ashtead Group plc	75,202	1,290
G4S plc	287,322	1,289
GKN plc	239,660	1,285
DCC plc	20,197	1,285
Carnival plc	27,666	1,259
IMI plc	64,074	1,228
* International Consolidated Airlines Group SA (London Shares)	147,260	1,221
Persimmon plc	46,627	1,211
Taylor Wimpey plc	473,339	1,202
Severn Trent plc	36,616	1,192
Sage Group plc	157,820	1,173
Travis Perkins plc	36,101	1,147
Barratt Developments plc	143,460	1,138
Smiths Group plc	64,939	1,137
Mondi plc	56,075	1,135
Hammerson plc	107,430	1,101
Randgold Resources Ltd.	14,430	1,098
Weir Group plc	38,179	1,098
3i Group plc	136,566	1,058
Direct Line Insurance Group plc	213,003	1,040
Provident Financial plc	22,234	1,026
Inmarsat plc	65,964	1,016
Intertek Group plc	25,292	1,011
RSA Insurance Group plc	153,722	1,006
St. James's Place plc	73,348	1,001
Dixons Carphone plc	148,164	962
Meggitt plc	118,531	958
Rexam plc	106,822	948
Aggreko plc	37,196	938
Man Group plc	317,455	936

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	WM Morrison Supermarkets plc	325,405	928
	Tullow Oil plc	141,412	898
	J Sainsbury plc	214,709	893
	Babcock International Group plc	57,064	880
	easyJet plc	31,662	875
	Croda International plc	20,127	873
	Inchcape plc	66,349	844
	Schroders plc	16,998	843
	Informa plc	93,845	799
	Howden Joinery Group plc	112,047	798
	William Hill plc	143,284	792
	Pennon Group plc	59,845	785
	DS Smith plc	144,679	774
	Amec Foster Wheeler plc	53,864	754
	TUI AG	39,731	741
	Royal Mail plc	103,498	739
	Derwent London plc	13,949	734
	Cobham plc	158,612	720
	Admiral Group plc	29,631	707
*	BTG plc	63,864	705
	Rightmove plc	14,289	692
	Henderson Group plc	161,691	690
2	Merlin Entertainments plc	101,508	678
	Berkeley Group Holdings plc	17,558	676
	ICAP plc	78,700	669
	Segro plc	100,787	662
	Spirax-Sarco Engineering plc	12,768	661
	Tate & Lyle plc	71,931	655
	Hikma Pharmaceuticals plc	20,921	654
	Capital & Counties Properties plc	107,572	650
	Intu Properties plc	123,573	648
*	Coca-Cola HBC AG	30,276	639
	Kier Group plc	25,480	632
	Halma plc	56,652	617
	Hargreaves Lansdown plc	31,330	589
	Melrose Industries plc	144,547	587
	IG Group Holdings plc	51,644	582
	Antofagasta plc	48,129	576
	UBM plc	65,407	565
	Catlin Group Ltd.	51,765	563
*	AA plc	86,354	552
	Great Portland Estates plc	44,987	549
	John Wood Group plc	51,904	547
	Essentra plc	37,069	544
	Spectris plc	16,436	540
	Booker Group plc	238,554	528
	Petrofac Ltd.	39,465	527
	Rentokil Initial plc	252,534	519
	Bellway plc	16,945	515
*	Hiscox Ltd.	40,710	513
	Amlin plc	71,754	503
	Daily Mail & General Trust plc	36,525	502
	SIG plc	158,243	470
	Fresnillo plc	42,215	468
*	Thomas Cook Group plc	209,365	459
	Shaftesbury plc	35,343	455
	Rotork plc	12,514	452
	Hays plc	192,005	451
	Micro Focus International plc	23,415	451
	Jupiter Fund Management plc	67,553	445
*	Betfair Group plc	12,262	437
	TUI AG-DI	23,341	435
	Bovis Homes Group plc	30,538	435
	Cable & Wireless Communications plc	415,462	428

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Close Brothers Group plc	18,314	428
	Telecity Group plc	31,409	426
^	Greene King plc	33,392	425
^	TalkTalk Telecom Group plc	73,698	412
	Britvic plc	37,092	412
	Intermediate Capital Group plc	50,245	406
	Synergy Health plc	11,865	402
	Grafton Group plc	31,460	397
	Cineworld Group plc	51,663	386
*	Sports Direct International plc	40,810	386
	Restaurant Group plc	36,332	378
	Victrex plc	12,373	375
	Michael Page International plc	45,775	373
	Marston's plc	151,725	369
	Drax Group plc	60,241	368
	Berendsen plc	22,769	362
*	Serco Group plc	176,960	362
	Balfour Beatty plc	97,111	359
	Phoenix Group Holdings	27,818	359
*	Cairn Energy plc	130,476	355
	WH Smith plc	16,168	355
	Home Retail Group plc	138,082	353
	BBA Aviation plc	66,528	350
	Stagecoach Group plc	62,819	349
	Greencore Group plc	63,117	343
*	Just Eat plc	48,758	342
	RPC Group plc	37,022	340
	Playtech plc	26,856	337
	CSR plc	23,992	323
	Regus plc	83,682	320
	Dunelm Group plc	22,807	314
*	Ocado Group plc	57,278	311
	Elementis plc	65,091	303
	Bodycote plc	28,475	300
*	UDG Healthcare plc	36,428	298
	Greggs plc	16,250	295
*	Indivior plc	96,268	294
	WS Atkins plc	14,128	290
	Carillion plc	58,017	289
	UNITE Group plc	30,678	282
	Grainger plc	86,141	279
	Beazley plc	64,005	275
	International Personal Finance plc	35,699	272
	Pace plc	42,726	271
	Moneysupermarket.com Group plc	63,025	270
	Debenhams plc	193,507	266
^	Ashmore Group plc	55,913	264
	Jardine Lloyd Thompson Group plc	16,078	262
*	Alent plc	46,867	260
	Kennedy Wilson Europe Real Estate plc	15,166	260
*	Firstgroup plc	169,076	257
*	SSP Group plc	55,596	254
	National Express Group plc	57,387	253
	Savills plc	19,727	250
	Galliford Try plc	10,822	249
	Domino's Pizza Group plc	20,321	246
*	Polyus Gold International Ltd.	84,833	245
	Lancashire Holdings Ltd.	24,894	243
	Vesuvius plc	34,842	242
*	Evraz plc	82,987	241
	Polymetal International plc	29,470	239
	Paragon Group of Cos. plc	36,418	238
*	Ophir Energy plc	108,688	237
	QinetiQ Group plc	76,178	236

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Mitchells & Butlers plc	36,759	235
*	Dignity plc	7,476	233
	Senior plc	48,514	233
	N Brown Group plc	41,889	220
	Interserve plc	24,817	220
	Domino Printing Sciences plc	15,644	219
	Go-Ahead Group plc	5,672	214
	Renishaw plc	5,568	214
	Workspace Group plc	16,270	210
	Diploma plc	16,847	207
	AVEVA Group plc	7,986	207
	Electrocomponents plc	55,859	206
*,2	TSB Banking Group plc	40,180	206
	Ultra Electronics Holdings plc	7,724	205
	Morgan Advanced Materials plc	39,401	202
	Crest Nicholson Holdings plc	29,300	201
*	Saga plc	67,692	200
	Ladbrokes plc	126,547	198
	Halfords Group plc	28,183	196
*	Premier Oil plc	73,323	196
*	Genel Energy plc	20,188	194
	Fidessa Group plc	5,613	192
	Synthomer plc	38,937	191
	ST Modwen Properties plc	28,439	190
	Hunting plc	20,638	185
	Northgate plc	18,558	184
	Dechra Pharmaceuticals plc	11,624	183
	HellermannTyton Group plc	34,274	181
	Big Yellow Group plc	17,658	181
	Mitie Group plc	40,408	177
	Genus plc	8,465	175
*	SVG Capital plc	22,876	175
	HomeServe plc	29,628	173
*,2	Spire Healthcare Group plc	34,841	171
	Tullett Prebon plc	30,745	168
	Brewin Dolphin Holdings plc	32,202	167
	Ted Baker plc	3,760	164
	Redrow plc	28,946	164
	Countrywide plc	20,425	164
	Laird plc	29,606	163
	Spirit Pub Co. plc	93,343	161
	Card Factory plc	32,842	159
	Bwin.Party Digital Entertainment plc	123,400	158
	Londonmetric Property plc	59,355	150
	Keller Group plc	9,790	150
*	KAZ Minerals plc	37,455	149
	Al Noor Hospitals Group plc	10,622	146
	J D Wetherspoon plc	12,487	145
	Redefine International PLC	161,814	145
	Premier Farnell plc	49,682	145
	esure Group plc	42,145	141
	Hansteen Holdings plc	77,983	141
*	Enterprise Inns plc	77,242	138
	Entertainment One Ltd.	28,596	138
	Oxford Instruments plc	9,640	137
	Pets at Home Group plc	33,750	135
*	Petra Diamonds Ltd.	55,422	133
	NMC Health plc	11,230	131
	Dairy Crest Group plc	18,598	130
	Acacia Mining plc	29,009	129
	Vedanta Resources plc	13,228	127
	Devro plc	27,493	123
	Centamin plc	123,349	120
*,^	Lonmin plc	53,018	117

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Bank of Georgia Holdings plc	4,233	116
*	Allied Minds plc	11,569	115
	De La Rue plc	13,186	111
	Foxtons Group plc	32,417	109
	Fenner plc	33,918	109
*	Mothercare plc	31,304	107
	F&C Commercial Property Trust Ltd.	48,866	105
	RPS Group plc	31,467	103
	Spirent Communications plc	76,600	103
*	Colt Group SA	44,448	102
	Poundland Group plc	21,130	101
*	Imagination Technologies Group plc	33,307	100
	Telecom Plus plc	8,363	98
2	Zoopla Property Group plc	29,771	98
	Development Securities plc	24,222	94
*	Computacenter plc	8,299	89
	Connect Group plc	34,236	83
	ITE Group plc	28,758	83
	Schroder REIT Ltd.	87,915	83
	888 Holdings plc	33,538	82
	Soco International plc	29,740	82
	Picton Property Income Ltd.	71,746	81
	Kcom Group plc	57,194	80
	Shanks Group plc	48,766	80
	Stobart Group Ltd.	48,087	80
	Chemring Group plc	23,955	79
*	Lamprell plc	34,894	75
*,^	AO World plc	25,742	74
2	Brit plc	16,423	70
*	Premier Foods plc	98,103	69
*	Severfield plc	69,430	68
	SDL plc	9,382	67
	Chesnara plc	13,561	67
*	EnQuest plc	82,313	66
	APR Energy plc	11,811	66
	Just Retirement Group plc	22,835	61
	Xchanging plc	32,346	61
	Speedy Hire plc	50,811	58
*	SuperGroup plc	3,600	57
	Xaar plc	8,202	55
	Cape plc	13,478	55
	Helical Bar plc	8,261	49
	Morgan Sindall Group plc	3,985	48
	Partnership Assurance Group plc	22,162	47
	Daejan Holdings plc	400	33
*	Gem Diamonds Ltd.	14,574	31
*	Hochschild Mining plc	20,486	31
	Infinis Energy plc	9,976	29
	Ferrexpo plc	23,306	28
	UK Commercial Property Trust Ltd.	18,099	26
*	Aquarius Platinum Ltd.	153,501	21
*,^	Afren plc	141,140	7
			492,408
United States (50.5%)
Basic Materials (1.4%)
	EI du Pont de Nemours & Co.	140,022	10,250
	Dow Chemical Co.	178,746	9,116
	LyondellBasell Industries NV Class A	61,972	6,415
	Praxair Inc.	44,633	5,442
	PPG Industries Inc.	21,223	4,702
	Air Products & Chemicals Inc.	32,329	4,637
	Ecolab Inc.	41,217	4,615
	Freeport-McMoRan Inc.	160,471	3,734
	International Paper Co.	63,420	3,407

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	CF Industries Holdings Inc.	8,635	2,482
	Sigma-Aldrich Corp.	17,757	2,467
	Alcoa Inc.	182,957	2,455
	Nucor Corp.	46,885	2,291
	Mosaic Co.	50,950	2,242
	Newmont Mining Corp.	78,534	2,080
	Celanese Corp. Class A	29,641	1,967
	Eastman Chemical Co.	22,307	1,700
	International Flavors & Fragrances Inc.	11,909	1,367
	CONSOL Energy Inc.	41,209	1,338
	Ashland Inc.	9,629	1,217
	FMC Corp.	19,278	1,143
*	WR Grace & Co.	11,000	1,064
	Albemarle Corp.	17,435	1,041
	RPM International Inc.	18,900	898
	Southern Copper Corp.	27,177	885
	Airgas Inc.	8,637	875
	Steel Dynamics Inc.	34,700	768
	Reliance Steel & Aluminum Co.	11,300	731
	Allegheny Technologies Inc.	21,443	729
	Avery Dennison Corp.	12,330	685
	NewMarket Corp.	1,400	626
	Royal Gold Inc.	8,900	574
	Cytec Industries Inc.	10,300	569
	Huntsman Corp.	24,200	558
	Sensient Technologies Corp.	8,500	556
	United States Steel Corp.	22,531	541
	Domtar Corp.	12,300	532
*	Platform Specialty Products Corp.	19,400	523
	Minerals Technologies Inc.	7,200	488
	Westlake Chemical Corp.	6,100	476
	PolyOne Corp.	11,900	465
	Compass Minerals International Inc.	4,900	433
	Cabot Corp.	9,700	415
	Axiall Corp.	9,600	392
*	Polypore International Inc.	5,700	334
	Olin Corp.	10,800	319
	US Silica Holdings Inc.	8,500	317
	HB Fuller Co.	7,600	317
*	Chemtura Corp.	10,346	312
	Carpenter Technology Corp.	7,200	311
	KapStone Paper and Packaging Corp.	10,600	296
*	Clearwater Paper Corp.	4,200	269
*	Stillwater Mining Co.	19,700	265
	Worthington Industries Inc.	8,500	230
	Balchem Corp.	4,100	215
	Commercial Metals Co.	12,400	206
*	Resolute Forest Products Inc.	12,800	197
	Kaiser Aluminum Corp.	2,400	193
	Peabody Energy Corp.	38,272	181
*	Ferro Corp.	13,400	181
	A Schulman Inc.	4,200	178
	OM Group Inc.	5,800	174
	Tronox Ltd. Class A	8,000	168
*	RTI International Metals Inc.	4,400	166
	Cliffs Natural Resources Inc.	26,973	160
	SunCoke Energy Inc.	8,600	151
	Innospec Inc.	3,300	144
	Innophos Holdings Inc.	2,600	137
	Globe Specialty Metals Inc.	6,700	133
	Hecla Mining Co.	42,212	127
*	Coeur Mining Inc.	20,810	109
*	AK Steel Holding Corp.	20,600	105
	Calgon Carbon Corp.	4,600	102

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Century Aluminum Co.	7,800	101
	Stepan Co.	1,800	92
	PH Glatfelter Co.	3,600	89
*	Kraton Performance Polymers Inc.	3,900	88
	Rayonier Advanced Materials Inc.	5,200	87
	Deltic Timber Corp.	1,300	83
	Haynes International Inc.	1,500	67
*	Intrepid Potash Inc.	5,300	66
	Tredegar Corp.	2,700	55
*	Cloud Peak Energy Inc.	6,600	43
	Koppers Holdings Inc.	1,900	43
*	Veritiv Corp.	1,032	41
	Wausau Paper Corp.	3,800	35
*	Arch Coal Inc.	34,800	34
			96,812
Consumer Goods (5.0%)
	Procter & Gamble Co.	420,258	33,415
	Coca-Cola Co.	645,557	26,184
	PepsiCo Inc.	229,583	21,838
	Philip Morris International Inc.	241,889	20,190
	Altria Group Inc.	305,960	15,313
	Mondelez International Inc. Class A	257,612	9,885
	Colgate-Palmolive Co.	145,087	9,761
	Ford Motor Co.	597,920	9,447
	NIKE Inc. Class B	86,125	8,513
	Monsanto Co.	74,298	8,467
	General Motors Co.	226,131	7,928
	Kraft Foods Group Inc.	90,873	7,701
	Kimberly-Clark Corp.	60,524	6,639
	Johnson Controls Inc.	101,025	5,090
	General Mills Inc.	91,576	5,068
	Archer-Daniels-Midland Co.	98,772	4,828
	VF Corp.	55,725	4,036
	Lorillard Inc.	54,842	3,831
	Delphi Automotive plc	44,079	3,659
	Reynolds American Inc.	47,157	3,457
*	Electronic Arts Inc.	54,480	3,165
*,^	Tesla Motors Inc.	13,607	3,076
*	Monster Beverage Corp.	21,200	2,907
	Mead Johnson Nutrition Co.	30,192	2,896
*	Constellation Brands Inc. Class A	24,647	2,858
	Estee Lauder Cos. Inc. Class A	33,500	2,723
	Stanley Black & Decker Inc.	27,142	2,679
	Keurig Green Mountain Inc.	21,980	2,558
	BorgWarner Inc.	41,614	2,464
	Hanesbrands Inc.	77,000	2,393
	Kellogg Co.	37,112	2,350
	ConAgra Foods Inc.	63,556	2,298
	Autoliv Inc.	19,263	2,287
	Activision Blizzard Inc.	100,177	2,286
	Hershey Co.	24,064	2,212
	Dr Pepper Snapple Group Inc.	28,873	2,153
	Genuine Parts Co.	23,934	2,150
	Clorox Co.	19,904	2,112
	Whirlpool Corp.	11,859	2,082
*	Under Armour Inc. Class A	25,800	2,001
	Bunge Ltd.	22,556	1,948
	Tyson Foods Inc. Class A	47,864	1,891
	Harley-Davidson Inc.	32,808	1,844
	Coach Inc.	47,710	1,823
*	Michael Kors Holdings Ltd.	29,400	1,819
	Leucadia National Corp.	74,308	1,766
	JM Smucker Co.	15,196	1,762
*	TRW Automotive Holdings Corp.	16,393	1,722

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Brown-Forman Corp. Class B	18,864	1,702
	Molson Coors Brewing Co. Class B	22,496	1,654
*	Mohawk Industries Inc.	9,025	1,566
	Leggett & Platt Inc.	36,857	1,565
	Coca-Cola Enterprises Inc.	35,040	1,556
*	LKQ Corp.	57,100	1,546
	Church & Dwight Co. Inc.	19,020	1,544
	Mattel Inc.	52,804	1,487
	Newell Rubbermaid Inc.	38,902	1,483
*	Jarden Corp.	26,775	1,370
	McCormick & Co. Inc.	17,742	1,336
	Harman International Industries Inc.	10,212	1,331
	Polaris Industries Inc.	9,400	1,287
	Lear Corp.	11,371	1,263
	PVH Corp.	12,088	1,249
	DR Horton Inc.	49,091	1,247
	Ralph Lauren Corp. Class A	9,159	1,222
	Hasbro Inc.	16,829	1,191
	Energizer Holdings Inc.	8,660	1,183
	Goodyear Tire & Rubber Co.	41,109	1,166
	Lennar Corp. Class A	25,343	1,161
	Campbell Soup Co.	25,663	1,147
	Snap-on Inc.	7,600	1,137
*	WABCO Holdings Inc.	9,000	1,120
*	WhiteWave Foods Co. Class A	24,722	1,087
	Hormel Foods Corp.	19,775	1,075
	Flowers Foods Inc.	43,864	980
*	lululemon athletica Inc.	15,198	967
	Scotts Miracle-Gro Co. Class A	14,715	949
*	Hain Celestial Group Inc.	14,600	880
	PulteGroup Inc.	44,596	861
*	Tempur Sealy International Inc.	13,766	838
*	Toll Brothers Inc.	22,272	792
*	NVR Inc.	591	784
	Gentex Corp.	41,778	725
*	Middleby Corp.	6,900	699
	Brunswick Corp.	13,700	686
	Snyder's-Lance Inc.	23,195	685
	Ingredion Inc.	8,600	683
	Pinnacle Foods Inc.	15,868	643
*	Visteon Corp.	6,200	629
	Carter's Inc.	6,200	619
*	Kate Spade & Co.	18,600	608
*	Vista Outdoor Inc.	13,262	580
*	Fossil Group Inc.	6,700	563
*	Herbalife Ltd.	13,400	556
	Dana Holding Corp.	25,700	554
*	Skechers U.S.A. Inc. Class A	6,000	540
*	Tenneco Inc.	9,200	538
	Avon Products Inc.	64,225	525
*	TreeHouse Foods Inc.	5,993	487
	Cooper Tire & Rubber Co.	11,400	484
	Wolverine World Wide Inc.	14,700	452
	Nu Skin Enterprises Inc. Class A	7,800	441
	WD-40 Co.	5,200	421
	Tupperware Brands Corp.	6,100	408
*	Deckers Outdoor Corp.	5,300	392
	Thor Industries Inc.	6,400	385
	Vector Group Ltd.	17,115	379
*	Post Holdings Inc.	7,708	362
*	Steven Madden Ltd.	9,250	361
	Pool Corp.	5,400	350
*	GoPro Inc. Class A	6,924	347
*	Darling Ingredients Inc.	24,500	335

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Standard Pacific Corp.	39,095	317
*	TRI Pointe Homes Inc.	22,000	314
*	Helen of Troy Ltd.	3,400	298
*	Take-Two Interactive Software Inc.	12,100	287
	Fresh Del Monte Produce Inc.	7,695	284
*	Zynga Inc. Class A	113,551	278
	Coty Inc. Class A	11,600	277
*	Gentherm Inc.	5,200	274
*	Boston Beer Co. Inc. Class A	1,100	273
*	G-III Apparel Group Ltd.	2,400	267
*	Select Comfort Corp.	8,400	259
	Spectrum Brands Holdings Inc.	2,800	256
	HNI Corp.	5,400	252
*	Iconix Brand Group Inc.	9,500	250
	Ryland Group Inc.	5,900	243
*	American Axle & Manufacturing Holdings Inc.	9,200	229
	Sanderson Farms Inc.	3,000	225
	Lancaster Colony Corp.	2,500	224
	Columbia Sportswear Co.	3,500	219
	Oxford Industries Inc.	2,700	215
	Pilgrim's Pride Corp.	8,500	210
*	Tumi Holdings Inc.	8,900	208
	B&G Foods Inc.	6,800	207
	Drew Industries Inc.	3,600	204
	Steelcase Inc. Class A	11,600	204
*	Meritage Homes Corp.	4,600	197
	KB Home	13,000	188
	J&J Snack Foods Corp.	1,800	188
	Dean Foods Co.	11,450	186
	Interface Inc. Class A	8,400	183
	La-Z-Boy Inc.	6,900	181
	Herman Miller Inc.	6,400	175
	Schweitzer-Mauduit International Inc.	3,900	172
	Caesarstone Sdot-Yam Ltd.	2,900	172
	Universal Corp.	3,600	169
*	Dorman Products Inc.	3,500	164
	Andersons Inc.	3,750	160
*	TiVo Inc.	14,181	157
*	Seaboard Corp.	42	151
	Knoll Inc.	6,300	143
	MDC Holdings Inc.	5,300	142
*	Adecoagro SA	14,300	139
	Cal-Maine Foods Inc.	3,000	134
	Tootsie Roll Industries Inc.	3,857	120
*	Crocs Inc.	8,500	112
	Ethan Allen Interiors Inc.	4,100	99
	Cosan Ltd.	13,600	99
*	ACCO Brands Corp.	11,942	94
*	Diamond Foods Inc.	2,900	81
*	USANA Health Sciences Inc.	700	80
	Winnebago Industries Inc.	3,500	72
	Callaway Golf Co.	6,900	67
*	Modine Manufacturing Co.	5,400	66
*	Blount International Inc.	5,000	66
	Briggs & Stratton Corp.	3,100	61
*	Federal-Mogul Holdings Corp.	4,100	53
	Titan International Inc.	3,700	38
*	Elizabeth Arden Inc.	2,500	35
*	SodaStream International Ltd.	1,700	33
	Superior Industries International Inc.	1,400	26
*	Vera Bradley Inc.	1,800	26
	National Presto Industries Inc.	400	25
*	National Beverage Corp.	1,000	22
			347,188

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
Consumer Services (6.9%)
	Walt Disney Co.	261,947	28,479
*	Amazon.com Inc.	57,798	24,378
	Home Depot Inc.	201,360	21,542
	Wal-Mart Stores Inc.	250,672	19,565
	CVS Health Corp.	173,077	17,185
	Comcast Corp. Class A	272,080	15,715
	McDonald's Corp.	150,208	14,503
	Walgreens Boots Alliance Inc.	137,166	11,375
	Starbucks Corp.	222,564	11,035
	Time Warner Inc.	128,447	10,842
	Lowe's Cos. Inc.	149,819	10,317
*	Priceline Group Inc.	8,073	9,993
*	eBay Inc.	169,160	9,855
	Costco Wholesale Corp.	67,618	9,673
	McKesson Corp.	35,330	7,893
*	DIRECTV	85,863	7,788
	Target Corp.	96,579	7,613
	Comcast Corp. Special Class A	123,470	7,111
	TJX Cos. Inc.	107,082	6,911
	Time Warner Cable Inc.	43,522	6,769
	Twenty-First Century Fox Inc. Class A	197,092	6,717
	Yum! Brands Inc.	67,212	5,778
*	Netflix Inc.	8,907	4,957
*	Liberty Global plc	97,698	4,929
	Kroger Co.	71,046	4,896
	CBS Corp. Class B	76,930	4,780
	Viacom Inc. Class B	60,604	4,209
	Cardinal Health Inc.	49,665	4,189
*	AutoZone Inc.	6,069	4,082
	AmerisourceBergen Corp. Class A	33,512	3,830
	Macy's Inc.	59,138	3,822
*	O'Reilly Automotive Inc.	15,501	3,377
	Sysco Corp.	89,029	3,297
	Las Vegas Sands Corp.	62,057	3,282
	L Brands Inc.	36,554	3,266
	Ross Stores Inc.	32,210	3,185
	Dollar General Corp.	42,381	3,082
*	Chipotle Mexican Grill Inc. Class A	4,719	2,932
	Twenty-First Century Fox Inc.	87,167	2,907
	Omnicom Group Inc.	38,146	2,890
	Carnival Corp.	63,540	2,794
	Marriott International Inc. Class A	32,438	2,597
*	CarMax Inc.	37,098	2,527
	Whole Foods Market Inc.	50,828	2,428
	Kohl's Corp.	32,936	2,360
*	Dollar Tree Inc.	30,368	2,320
	Nielsen NV	51,220	2,302
	Starwood Hotels & Resorts Worldwide Inc.	26,640	2,290
	Nordstrom Inc.	29,915	2,260
*	DISH Network Corp. Class A	32,010	2,166
*	Charter Communications Inc. Class A	11,214	2,098
*	Bed Bath & Beyond Inc.	27,400	1,931
*	Liberty Interactive Corp. Class A	66,266	1,906
*	Hilton Worldwide Holdings Inc.	63,256	1,832
*	Liberty Global plc Class A	34,721	1,810
	Tiffany & Co.	20,301	1,776
	Delta Air Lines Inc.	38,865	1,735
	Darden Restaurants Inc.	26,975	1,720
*	Sirius XM Holdings Inc.	433,540	1,712
	Wynn Resorts Ltd.	15,369	1,707
	Staples Inc.	100,801	1,645
	Best Buy Co. Inc.	46,872	1,624
	Signet Jewelers Ltd.	12,000	1,610

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Expedia Inc.	16,968	1,599
	Royal Caribbean Cruises Ltd.	23,007	1,566
	Advance Auto Parts Inc.	10,900	1,559
	Wyndham Worldwide Corp.	17,798	1,520
	Service Corp. International	54,600	1,511
	Southwest Airlines Co.	36,855	1,495
	Gap Inc.	36,809	1,459
*	Hertz Global Holdings Inc.	69,505	1,448
*	Discovery Communications Inc.	47,847	1,446
*	Ulta Salon Cosmetics & Fragrance Inc.	9,100	1,375
	Tractor Supply Co.	15,900	1,368
	Foot Locker Inc.	22,033	1,310
	Omnicare Inc.	14,708	1,294
*	TripAdvisor Inc.	15,668	1,261
*	IHS Inc. Class A	10,011	1,256
	American Airlines Group Inc.	25,966	1,254
	Interpublic Group of Cos. Inc.	59,607	1,242
	H&R Block Inc.	39,175	1,185
	Gannett Co. Inc.	34,277	1,176
*	MGM Resorts International	54,002	1,142
*	United Continental Holdings Inc.	17,400	1,039
	Family Dollar Stores Inc.	13,143	1,027
	Graham Holdings Co. Class B	959	981
*	Norwegian Cruise Line Holdings Ltd.	19,932	967
*	Liberty Media Corp.	22,974	872
*	Rite Aid Corp.	111,500	860
	Scripps Networks Interactive Inc. Class A	12,065	843
*	Avis Budget Group Inc.	14,900	807
	Domino's Pizza Inc.	7,200	777
	FactSet Research Systems Inc.	4,900	771
	Aramark	25,063	770
*	News Corp. Class A	47,970	757
*	Liberty Media Corp. Class A	19,387	744
*	Office Depot Inc.	80,067	738
	KAR Auction Services Inc.	19,604	729
	Williams-Sonoma Inc.	9,900	728
	Jack in the Box Inc.	8,300	720
*	Sprouts Farmers Market Inc.	22,494	719
*	Madison Square Garden Co. Class A	8,800	707
*	AutoNation Inc.	11,166	687
*	Panera Bread Co. Class A	3,700	675
*	Starz	16,987	668
*	AMC Networks Inc. Class A	8,834	666
*	Sally Beauty Holdings Inc.	21,100	659
	Six Flags Entertainment Corp.	14,000	658
	Dunkin' Brands Group Inc.	12,618	658
	Dun & Bradstreet Corp.	5,130	655
	Cinemark Holdings Inc.	15,100	644
	Dick's Sporting Goods Inc.	11,700	635
*	Live Nation Entertainment Inc.	25,200	632
	GameStop Corp. Class A	16,116	621
*	Urban Outfitters Inc.	15,217	609
*	JetBlue Airways Corp.	28,600	587
	GNC Holdings Inc. Class A	13,500	581
*	Discovery Communications Inc. Class A	17,841	577
*	Burlington Stores Inc.	11,062	570
*	United Natural Foods Inc.	8,337	562
	Cablevision Systems Corp. Class A	27,840	556
	Vail Resorts Inc.	5,600	556
	MercadoLibre Inc.	3,700	527
	New York Times Co. Class A	38,900	521
	Alaska Air Group Inc.	7,700	493
	Brinker International Inc.	8,800	487
*	Copart Inc.	13,600	484

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	VCA Inc.	9,400	479
*	Pandora Media Inc.	26,800	478
*	Groupon Inc. Class A	68,800	476
*	ServiceMaster Global Holdings Inc.	13,348	461
	Dillard's Inc. Class A	3,500	461
	Casey's General Stores Inc.	5,600	460
	Lions Gate Entertainment Corp.	14,785	458
	CST Brands Inc.	10,923	456
*	Hyatt Hotels Corp. Class A	7,700	447
	American Eagle Outfitters Inc.	27,943	445
	AMERCO	1,346	433
*	Buffalo Wild Wings Inc.	2,700	430
*	JC Penney Co. Inc.	51,434	427
	Wendy's Co.	42,028	425
	Cracker Barrel Old Country Store Inc.	3,100	411
	Bloomin' Brands Inc.	17,935	406
	DeVry Education Group Inc.	12,976	392
*	Life Time Fitness Inc.	5,400	386
	Men's Wearhouse Inc.	6,800	385
	Big Lots Inc.	8,200	374
*	Restoration Hardware Holdings Inc.	4,300	371
*	Cabela's Inc.	7,000	369
	Rollins Inc.	14,850	368
*	Murphy USA Inc.	5,630	368
	John Wiley & Sons Inc. Class A	6,400	364
	Abercrombie & Fitch Co.	16,188	364
*	News Corp. Class B	23,340	363
*	GrubHub Inc.	8,700	358
	Sotheby's	8,300	355
	DSW Inc. Class A	9,620	349
*	Yelp Inc. Class A	8,700	343
*	Apollo Education Group Inc.	20,275	340
*	La Quinta Holdings Inc.	14,106	340
	Choice Hotels International Inc.	5,600	335
	Time Inc.	14,602	333
*	Pinnacle Entertainment Inc.	8,900	327
	Dolby Laboratories Inc. Class A	8,000	322
	Cheesecake Factory Inc.	6,400	321
	Cato Corp. Class A	7,800	307
*	International Game Technology plc	14,778	301
	Sabre Corp.	12,085	301
	Aaron's Inc.	8,800	299
	Sinclair Broadcast Group Inc. Class A	9,500	291
	Lithia Motors Inc. Class A	2,900	289
	Chico's FAS Inc.	17,100	288
	Penske Automotive Group Inc.	5,900	288
	HSN Inc.	4,600	287
*	Asbury Automotive Group Inc.	3,300	277
	Group 1 Automotive Inc.	3,500	276
*	ANN Inc.	7,200	273
*	DreamWorks Animation SKG Inc. Class A	10,300	268
*	Grand Canyon Education Inc.	5,900	267
*	comScore Inc.	5,100	267
*	Ascena Retail Group Inc.	17,600	264
	Weis Markets Inc.	5,900	262
*	Media General Inc.	15,351	259
*	SolarCity Corp.	4,200	252
*	SUPERVALU Inc.	28,197	248
*	Five Below Inc.	7,300	246
	Monro Muffler Brake Inc.	4,100	246
	Regal Entertainment Group Class A	10,900	240
	Papa John's International Inc.	3,900	239
	Bob Evans Farms Inc.	5,500	237
	Hillenbrand Inc.	7,900	232

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Texas Roadhouse Inc. Class A	6,900	232
*	Beacon Roofing Supply Inc.	7,800	232
*	Sears Holdings Corp.	5,794	231
*	Bright Horizons Family Solutions Inc.	4,545	229
*	Shutterfly Inc.	5,100	228
	Nexstar Broadcasting Group Inc. Class A	3,900	228
	Rent-A-Center Inc.	7,500	222
	DineEquity Inc.	2,300	222
	Copa Holdings SA Class A	2,000	222
	Meredith Corp.	4,200	219
*	Genesco Inc.	3,200	216
	SeaWorld Entertainment Inc.	10,200	216
*	HomeAway Inc.	7,700	215
	Morningstar Inc.	2,800	213
*	WebMD Health Corp.	4,700	208
	Chemed Corp.	1,800	207
	Churchill Downs Inc.	1,700	203
	PriceSmart Inc.	2,500	201
*	Fresh Market Inc.	5,700	200
*	Fiesta Restaurant Group Inc.	3,900	197
	Interval Leisure Group Inc.	7,900	196
*	Orbitz Worldwide Inc.	16,300	191
	Sonic Corp.	6,600	189
*	Constant Contact Inc.	5,200	181
	Matthews International Corp. Class A	3,619	176
*	Spirit Airlines Inc.	2,500	171
*	Express Inc.	10,400	170
	Brown Shoe Co. Inc.	5,500	163
*	Michaels Cos. Inc.	6,200	160
	Guess? Inc.	8,600	157
*	Regis Corp.	9,500	157
*	Acxiom Corp.	8,900	155
	New Media Investment Group Inc.	6,698	155
*	Hibbett Sports Inc.	3,300	154
*	Belmond Ltd. Class A	12,500	154
*	Barnes & Noble Inc.	7,000	153
	Finish Line Inc. Class A	6,200	152
*	Boyd Gaming Corp.	11,500	152
	Extended Stay America Inc.	7,375	149
*	FTD Cos. Inc.	5,200	148
	Arcos Dorados Holdings Inc. Class A	24,600	148
*	BJ's Restaurants Inc.	3,100	145
	Marriott Vacations Worldwide Corp.	1,763	145
*	Mattress Firm Holding Corp.	2,400	142
	Pier 1 Imports Inc.	11,200	142
*	Biglari Holdings Inc.	380	139
	SpartanNash Co.	4,600	139
*	Vitamin Shoppe Inc.	3,200	134
*	Penn National Gaming Inc.	8,300	133
*	Popeyes Louisiana Kitchen Inc.	2,300	128
	Scholastic Corp.	3,000	122
	National CineMedia Inc.	7,800	119
*	zulily Inc. Class A	9,300	116
*	Rush Enterprises Inc. Class A	4,400	115
	Buckle Inc.	2,500	112
*	Scientific Games Corp. Class A	8,700	110
*	Lumber Liquidators Holdings Inc.	4,000	110
	Sonic Automotive Inc. Class A	4,700	110
*	Bankrate Inc.	8,600	107
*	Caesars Entertainment Corp.	11,200	106
*	Zumiez Inc.	3,200	101
*	TrueCar Inc.	6,400	99
*	Red Robin Gourmet Burgers Inc.	1,300	98
	Children's Place Inc.	1,600	97

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Krispy Kreme Doughnuts Inc.	5,300	94
*	K12 Inc.	5,700	92
	Fred's Inc. Class A	5,400	91
*	RetailMeNot Inc.	4,700	86
*,^	Clean Energy Fuels Corp.	8,600	85
*	Ruby Tuesday Inc.	11,600	84
	Core-Mark Holding Co. Inc.	1,500	79
*	Lands' End Inc.	2,691	79
*	Francesca's Holdings Corp.	4,600	78
	Allegiant Travel Co. Class A	500	77
*	Conn's Inc.	2,700	76
	International Speedway Corp. Class A	1,600	58
	Capella Education Co.	1,000	54
*	Steiner Leisure Ltd.	1,120	54
	Stage Stores Inc.	2,700	52
*	Ascent Capital Group Inc. Class A	1,300	52
*	Strayer Education Inc.	900	46
*	Cumulus Media Inc. Class A	19,700	45
	Stein Mart Inc.	3,500	41
*	American Public Education Inc.	1,300	36
*	Pep Boys-Manny Moe & Jack	3,900	36
	CTC Media Inc.	8,000	28
	Speedway Motorsports Inc.	1,200	27
*	Weight Watchers International Inc.	3,111	27
	Harte-Hanks Inc.	3,700	25
*	Central European Media Enterprises Ltd. Class A	8,100	22
			478,138
Financials (9.5%)
	Wells Fargo & Co.	799,095	44,030
	JPMorgan Chase & Co.	573,834	36,301
	Bank of America Corp.	1,631,333	25,987
	Citigroup Inc.	469,471	25,032
*	Berkshire Hathaway Inc. Class B	173,129	24,448
	Visa Inc. Class A	305,336	20,167
*	Berkshire Hathaway Inc. Class A	76	16,218
	MasterCard Inc. Class A	154,350	13,924
	Goldman Sachs Group Inc.	62,357	12,248
	US Bancorp	277,703	11,905
	American International Group Inc.	207,479	11,679
	American Express Co.	142,703	11,052
	Morgan Stanley	236,016	8,806
	Simon Property Group Inc.	47,325	8,589
	PNC Financial Services Group Inc.	80,749	7,407
	Bank of New York Mellon Corp.	174,324	7,381
	MetLife Inc.	138,726	7,115
	BlackRock Inc.	18,968	6,903
	American Tower Corporation	65,098	6,154
	Capital One Financial Corp.	75,741	6,124
	Prudential Financial Inc.	70,223	5,730
	ACE Ltd.	48,851	5,227
	Charles Schwab Corp.	168,886	5,151
	Travelers Cos. Inc.	49,269	4,982
	State Street Corp.	62,811	4,844
	Marsh & McLennan Cos. Inc.	78,925	4,432
	CME Group Inc.	48,409	4,401
	Aflac Inc.	68,081	4,292
	Allstate Corp.	61,475	4,282
	McGraw Hill Financial Inc.	40,827	4,258
	Crown Castle International Corp.	50,488	4,217
	BB&T Corp.	109,169	4,180
	Aon plc	42,857	4,124
	Discover Financial Services	69,717	4,041
	Intercontinental Exchange Inc.	17,199	3,862
	Equity Residential	52,197	3,855

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Public Storage	20,483	3,849
	Health Care REIT Inc.	51,420	3,703
	Ameriprise Financial Inc.	28,788	3,607
	Chubb Corp.	34,525	3,396
	Ventas Inc.	49,261	3,394
	Moody's Corp.	31,503	3,387
	SunTrust Banks Inc.	79,626	3,304
	Hartford Financial Services Group Inc.	79,236	3,230
	AvalonBay Communities Inc.	18,765	3,084
	Franklin Resources Inc.	59,096	3,047
	Prologis Inc.	75,153	3,021
	Principal Financial Group Inc.	56,925	2,910
	T. Rowe Price Group Inc.	35,508	2,883
	Boston Properties Inc.	21,601	2,858
	HCP Inc.	69,027	2,781
	Lincoln National Corp.	48,520	2,741
	Northern Trust Corp.	35,521	2,598
	Loews Corp.	62,087	2,585
	Invesco Ltd.	61,348	2,541
	Fifth Third Bancorp	124,525	2,490
	Vornado Realty Trust	23,149	2,396
	Weyerhaeuser Co.	75,225	2,370
	Kilroy Realty Corp.	31,278	2,220
	Host Hotels & Resorts Inc.	109,412	2,204
	KeyCorp	151,977	2,196
	Western Union Co.	106,574	2,161
	Equinix Inc.	8,378	2,144
	Progressive Corp.	76,817	2,048
	Regions Financial Corp.	205,266	2,018
	General Growth Properties Inc.	72,643	1,990
	M&T Bank Corp.	16,600	1,987
	FNF Group	55,002	1,980
	Macerich Co.	24,146	1,974
	New York Community Bancorp Inc.	114,442	1,967
	Essex Property Trust Inc.	8,518	1,891
*	Affiliated Managers Group Inc.	7,983	1,805
	Comerica Inc.	36,786	1,744
	Equifax Inc.	17,897	1,735
	Extra Space Storage Inc.	25,100	1,655
	Realty Income Corp.	34,575	1,624
*	CBRE Group Inc. Class A	42,298	1,622
	SL Green Realty Corp.	13,159	1,610
*	Ally Financial Inc.	72,443	1,586
	Navient Corp.	74,675	1,459
	Voya Financial Inc.	33,381	1,413
	Legg Mason Inc.	26,711	1,406
	Brown & Brown Inc.	43,668	1,395
*	Markel Corp.	1,845	1,366
	XL Group plc Class A	36,251	1,344
	Annaly Capital Management Inc.	132,995	1,339
	Kimco Realty Corp.	54,526	1,314
	American Realty Capital Properties Inc.	141,278	1,276
	Post Properties Inc.	22,300	1,275
	TD Ameritrade Holding Corp.	34,331	1,244
	Everest Re Group Ltd.	6,846	1,225
	Willis Group Holdings plc	25,161	1,224
	Huntington Bancshares Inc.	112,281	1,219
*	E*TRADE Financial Corp.	42,300	1,218
	Unum Group	35,303	1,206
	Digital Realty Trust Inc.	18,811	1,193
	Apartment Investment & Management Co.	31,557	1,191
	Citizens Financial Group Inc.	45,611	1,188
	Hudson City Bancorp Inc.	126,891	1,180
	Acadia Realty Trust	38,000	1,174

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Valley National Bancorp	123,384	1,164
	CIT Group Inc.	25,300	1,139
	Federal Realty Investment Trust	8,450	1,130
	UDR Inc.	33,787	1,107
	Arthur J Gallagher & Co.	23,042	1,102
	Corporate Office Properties Trust	41,302	1,090
*	Alleghany Corp.	2,247	1,064
	ProAssurance Corp.	23,660	1,064
	Jones Lang LaSalle Inc.	6,400	1,063
	First Republic Bank	18,197	1,061
*	Arch Capital Group Ltd.	17,210	1,044
	American Capital Agency Corp.	48,894	1,009
*	Realogy Holdings Corp.	21,190	1,005
	MSCI Inc. Class A	16,200	991
*	SVB Financial Group	7,460	990
*	Signature Bank	7,200	965
	Eaton Vance Corp.	23,500	965
	Plum Creek Timber Co. Inc.	22,683	957
	Ramco-Gershenson Properties Trust	54,700	956
	Reinsurance Group of America Inc. Class A	10,400	953
	Iron Mountain Inc.	27,381	944
	PartnerRe Ltd.	7,224	925
	TCF Financial Corp.	58,732	920
	Torchmark Corp.	16,025	899
	Camden Property Trust	11,948	897
*	MGIC Investment Corp.	85,800	894
	Sun Communities Inc.	14,400	894
	EastGroup Properties Inc.	15,500	887
	Omega Healthcare Investors Inc.	24,459	883
	Universal Health Realty Income Trust	17,700	879
*	Howard Hughes Corp.	5,900	876
	CBL & Associates Properties Inc.	48,600	875
	LTC Properties Inc.	20,100	874
	Washington REIT	35,300	873
	Medical Properties Trust Inc.	61,488	860
	NASDAQ OMX Group Inc.	17,600	856
	Cincinnati Financial Corp.	16,871	854
	NorthStar Realty Finance Corp.	45,191	848
	Raymond James Financial Inc.	14,900	842
*	SLM Corp.	82,575	841
	Alexandria Real Estate Equities Inc.	9,071	838
*	Liberty Ventures Class A	20,053	836
	Westamerica Bancorporation	19,100	832
	Zions Bancorporation	29,196	827
	Brookline Bancorp Inc.	75,632	815
	Duke Realty Corp.	40,852	809
	East West Bancorp Inc.	19,900	808
	Lazard Ltd. Class A	15,100	801
	Axis Capital Holdings Ltd.	14,862	774
	BOK Financial Corp.	11,700	763
	American Equity Investment Life Holding Co.	28,100	757
	SEI Investments Co.	16,517	754
	Mid-America Apartment Communities Inc.	9,944	742
	Tompkins Financial Corp.	13,600	709
	Senior Housing Properties Trust	34,003	696
	Regency Centers Corp.	10,986	690
	Assurant Inc.	11,138	685
	Inland Real Estate Corp.	65,783	677
	WP Carey Inc.	10,643	676
	Invesco Mortgage Capital Inc.	43,800	675
	CBOE Holdings Inc.	11,900	670
	Saul Centers Inc.	13,300	669
	Taubman Centers Inc.	9,013	649
	City National Corp.	6,957	648

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	National Retail Properties Inc.	16,805	645
	DDR Corp.	37,700	643
	WR Berkley Corp.	13,076	641
	Liberty Property Trust	18,298	638
*	Genworth Financial Inc. Class A	71,774	631
	Brixmor Property Group Inc.	26,553	623
	Starwood Property Trust Inc.	25,705	617
	Home Properties Inc.	8,300	611
*	Navigators Group Inc.	7,800	609
	Mack-Cali Realty Corp.	33,900	609
	RenaissanceRe Holdings Ltd.	5,931	608
*	Synchrony Financial	19,447	606
	BGC Partners Inc. Class A	59,609	598
	Investors Real Estate Trust	83,000	595
	HCC Insurance Holdings Inc.	10,400	592
	PacWest Bancorp	13,079	590
*	Zillow Group Inc. Class A	6,020	588
	NorthStar Asset Management Group Inc.	27,948	588
	Waddell & Reed Financial Inc. Class A	11,600	572
	BioMed Realty Trust Inc.	27,497	571
	Hospitality Properties Trust	18,768	565
	Lamar Advertising Co. Class A	9,727	564
	Montpelier Re Holdings Ltd.	14,700	560
	Outfront Media Inc.	19,315	555
	Investors Bancorp Inc.	46,631	552
	American Financial Group Inc.	8,700	550
	MarketAxess Holdings Inc.	6,400	549
	Capstead Mortgage Corp.	47,000	548
	LaSalle Hotel Properties	14,900	547
*	Communications Sales & Leasing Inc.	18,039	543
	Prosperity Bancshares Inc.	10,100	539
*	Forest City Enterprises Inc. Class A	22,527	535
	Spirit Realty Capital Inc.	47,099	532
	People's United Financial Inc.	34,824	526
*	Hilltop Holdings Inc.	26,160	526
	Cullen/Frost Bankers Inc.	7,200	525
	Healthcare Trust of America Inc. Class A	20,150	522
	GEO Group Inc.	13,132	512
	First American Financial Corp.	14,600	508
	CubeSmart	22,000	508
	Commerce Bancshares Inc.	11,850	506
	Allied World Assurance Co. Holdings AG	12,300	506
	American Campus Communities Inc.	12,600	506
	Umpqua Holdings Corp.	29,733	506
	WP GLIMCHER Inc.	33,371	501
	Equity LifeStyle Properties Inc.	9,400	497
	Janus Capital Group Inc.	27,642	495
	New Residential Investment Corp.	28,959	493
	Safety Insurance Group Inc.	8,476	493
	Radian Group Inc.	27,500	491
	Corrections Corp. of America	13,307	490
	First Niagara Financial Group Inc.	53,700	488
	Assured Guaranty Ltd.	18,500	481
	RLJ Lodging Trust	16,100	478
	Webster Financial Corp.	13,300	477
	Synovus Financial Corp.	16,985	470
	Old Republic International Corp.	30,667	469
	Stock Yards Bancorp Inc.	13,400	466
	StanCorp Financial Group Inc.	6,400	461
	Highwoods Properties Inc.	10,700	461
*	Popular Inc.	14,198	460
*	Stifel Financial Corp.	8,600	454
	LPL Financial Holdings Inc.	11,200	453
	Douglas Emmett Inc.	15,900	453

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Redwood Trust Inc.	26,300	452
	Rayonier Inc.	17,400	445
*	Liberty Broadband Corp.	8,150	442
	Gaming and Leisure Properties Inc.	12,364	441
	Federated Investors Inc. Class B	12,779	440
	CNO Financial Group Inc.	25,600	435
	PrivateBancorp Inc.	11,700	434
	Weingarten Realty Investors	13,200	432
	Retail Properties of America Inc.	28,600	432
	Hanover Insurance Group Inc.	6,300	432
*	PRA Group Inc.	7,800	427
	BankUnited Inc.	12,801	421
*	Strategic Hotels & Resorts Inc.	35,924	420
	First Horizon National Corp.	29,481	420
*	Equity Commonwealth	16,500	416
	Two Harbors Investment Corp.	39,600	416
	Pebblebrook Hotel Trust	9,660	415
	Santander Consumer USA Holdings Inc.	16,600	410
	Sunstone Hotel Investors Inc.	25,991	405
	Columbia Property Trust Inc.	15,300	401
	Tanger Factory Outlet Centers Inc.	11,700	393
	FirstMerit Corp.	20,258	392
	EPR Properties	6,800	392
	Colony Capital Inc. Class A	14,564	377
*	Texas Capital Bancshares Inc.	7,100	374
	Aspen Insurance Holdings Ltd.	8,000	374
*	Chimera Investment Corp.	24,420	371
	Hancock Holding Co.	12,600	367
	Blackstone Mortgage Trust Inc. Class A	11,901	366
	Ryman Hospitality Properties Inc.	6,337	365
	Bank of the Ozarks Inc.	9,400	364
	Sovran Self Storage Inc.	4,000	349
	Symetra Financial Corp.	14,400	342
*	Blackhawk Network Holdings Inc. Class B	9,224	339
	DiamondRock Hospitality Co.	24,900	338
	Hudson Pacific Properties Inc.	11,125	336
	Brandywine Realty Trust	22,964	335
	Validus Holdings Ltd.	7,965	333
	American Homes 4 Rent Class A	19,507	329
	Associated Banc-Corp	17,500	329
	Community Trust Bancorp Inc.	10,230	328
	Susquehanna Bancshares Inc.	24,000	323
	DCT Industrial Trust Inc.	9,625	318
*	Liberty TripAdvisor Holdings Inc. Class A	10,667	317
	Primerica Inc.	6,800	314
	Bank of Hawaii Corp.	5,200	314
	United Bankshares Inc.	8,102	304
	AmTrust Financial Services Inc.	5,110	304
	Piedmont Office Realty Trust Inc. Class A	17,300	302
	Washington Federal Inc.	13,900	300
	Financial Engines Inc.	7,100	299
	Fulton Financial Corp.	24,300	295
	IBERIABANK Corp.	4,724	294
*	Western Alliance Bancorp	9,500	294
	DuPont Fabros Technology Inc.	9,300	290
	Lexington Realty Trust	30,700	285
	Gramercy Property Trust Inc.	10,373	284
	MFA Financial Inc.	36,000	280
*	Credit Acceptance Corp.	1,183	279
	Healthcare Realty Trust Inc.	10,900	279
	FNB Corp.	20,600	273
	American National Insurance Co.	2,700	270
	Wintrust Financial Corp.	5,500	268
	Alexander & Baldwin Inc.	6,600	267

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Endurance Specialty Holdings Ltd.	4,400	266
	Evercore Partners Inc. Class A	5,500	265
	Cousins Properties Inc.	26,290	256
	Artisan Partners Asset Management Inc. Class A	5,700	255
	RLI Corp.	5,100	253
	NRG Yield Inc. Class A	5,100	251
	Urban Edge Properties	10,974	248
	Interactive Brokers Group Inc.	7,300	248
	Kennedy-Wilson Holdings Inc.	10,000	248
	BancorpSouth Inc.	10,200	247
	First Industrial Realty Trust Inc.	12,251	242
	Kite Realty Group Trust	9,200	241
	First Citizens BancShares Inc. Class A	1,000	240
	National Health Investors Inc.	3,600	240
	FelCor Lodging Trust Inc.	21,586	240
	PS Business Parks Inc.	3,100	237
	Glacier Bancorp Inc.	8,900	234
	International Bancshares Corp.	9,000	234
	Home BancShares Inc.	7,100	233
*	Enstar Group Ltd.	1,632	232
	EverBank Financial Corp.	12,433	231
	Select Income REIT	9,889	229
	UMB Financial Corp.	4,600	229
	WisdomTree Investments Inc.	12,000	228
	South State Corp.	3,300	223
*	HRG Group Inc.	17,625	221
	New York REIT Inc.	22,200	219
	National Penn Bancshares Inc.	21,050	219
	Kemper Corp.	5,700	215
	Pinnacle Financial Partners Inc.	4,500	214
	Northwest Bancshares Inc.	17,400	214
	Sabra Health Care REIT Inc.	7,139	213
	Education Realty Trust Inc.	6,300	212
	MB Financial Inc.	7,000	211
	Cathay General Bancorp	7,300	209
	First Financial Bankshares Inc.	7,200	209
*	First Cash Financial Services Inc.	4,300	208
	PennyMac Mortgage Investment Trust	9,900	207
*	Liberty Broadband Corp. Class A	3,746	203
	Columbia Banking System Inc.	6,800	202
	Associated Estates Realty Corp.	7,000	199
	HFF Inc. Class A	5,000	196
	Community Bank System Inc.	5,500	192
	CYS Investments Inc.	21,400	191
	Capitol Federal Financial Inc.	15,700	188
	Government Properties Income Trust	9,019	188
	CVB Financial Corp.	11,900	186
	STAG Industrial Inc.	8,508	185
	Old National Bancorp	13,500	184
*	St. Joe Co.	10,479	183
*	FNFV Group	12,171	182
	Chesapeake Lodging Trust	5,700	181
	Pennsylvania REIT	7,914	179
	Simmons First National Corp. Class A	4,000	175
*	Markit Ltd.	6,800	174
	Mercury General Corp.	3,155	173
*	MBIA Inc.	19,700	172
*	Essent Group Ltd.	6,900	172
*	Encore Capital Group Inc.	4,200	170
	Chambers Street Properties	22,500	169
	Parkway Properties Inc.	10,346	168
	Hatteras Financial Corp.	9,000	163
	Selective Insurance Group Inc.	6,000	162
*	eHealth Inc.	13,000	159

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Park National Corp.	1,900	157
	Trustmark Corp.	6,500	155
*	Nationstar Mortgage Holdings Inc.	6,104	153
	Horace Mann Educators Corp.	4,500	153
*	World Acceptance Corp.	1,800	152
	American Assets Trust Inc.	3,800	151
*	Springleaf Holdings Inc. Class A	3,000	150
	CNA Financial Corp.	3,700	149
*	Greenlight Capital Re Ltd. Class A	4,900	149
*	Ocwen Financial Corp.	17,400	148
*	TESARO Inc.	2,700	147
	First Midwest Bancorp Inc.	8,600	147
	Boston Private Financial Holdings Inc.	11,000	145
	Retail Opportunity Investments Corp.	8,600	144
	WesBanco Inc.	4,557	144
	First Financial Bancorp	8,200	142
	ARMOUR Residential REIT Inc.	45,700	137
	Empire State Realty Trust Inc.	7,593	137
	Altisource Residential Corp.	7,100	136
*	KCG Holdings Inc. Class A	10,584	136
	Hersha Hospitality Trust Class A	21,100	136
	NBT Bancorp Inc.	5,600	135
	Provident Financial Services Inc.	7,500	135
	Argo Group International Holdings Ltd.	2,750	135
	Independent Bank Corp.	3,200	134
	New Senior Investment Group Inc.	8,251	133
*	Piper Jaffray Cos.	2,600	131
	BBCN Bancorp Inc.	9,200	131
	TFS Financial Corp.	8,900	130
	Potlatch Corp.	3,500	129
	Ashford Hospitality Trust Inc.	14,006	127
*	Forestar Group Inc.	8,500	125
	Renasant Corp.	4,200	125
	Sterling Bancorp	9,500	123
	Chemical Financial Corp.	3,900	121
	Virtus Investment Partners Inc.	900	120
	United Fire Group Inc.	4,000	119
	Greenhill & Co. Inc.	3,000	119
	Cash America International Inc.	4,400	114
	Equity One Inc.	4,600	113
*	iStar Financial Inc.	8,200	111
	City Holding Co.	2,400	110
*	Investment Technology Group Inc.	3,800	108
	S&T Bancorp Inc.	4,000	108
*	First BanCorp	17,400	105
	1st Source Corp.	3,300	103
	Sandy Spring Bancorp Inc.	3,700	96
	Starwood Waypoint Residential Trust	3,721	96
*	Beneficial Bancorp Inc.	8,249	96
	Franklin Street Properties Corp.	8,100	96
*	Green Dot Corp. Class A	5,426	87
	Alexander's Inc.	200	86
	Flushing Financial Corp.	4,500	86
	Employers Holdings Inc.	3,400	83
	First Commonwealth Financial Corp.	9,200	83
	Oritani Financial Corp.	5,500	82
	Infinity Property & Casualty Corp.	1,100	82
*	Enova International Inc.	4,304	80
	Cohen & Steers Inc.	2,100	80
*	Walter Investment Management Corp.	4,500	79
	Washington Trust Bancorp Inc.	2,000	74
	Urstadt Biddle Properties Inc. Class A	3,557	74
	Rouse Properties Inc.	4,214	74
	Maiden Holdings Ltd.	4,700	68

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Cedar Realty Trust Inc.	9,476	66
	FBL Financial Group Inc. Class A	1,100	64
*	Tejon Ranch Co.	2,500	62
*	Ezcorp Inc. Class A	6,100	56
	Nelnet Inc. Class A	1,200	54
	BancFirst Corp.	900	52
	Anworth Mortgage Asset Corp.	9,800	50
	OFG Bancorp	3,500	49
	First Financial Corp.	1,448	49
	GAMCO Investors Inc.	600	46
*	PICO Holdings Inc.	2,200	40
*	Altisource Portfolio Solutions SA	1,500	36
	Getty Realty Corp.	2,000	35
	Republic Bancorp Inc. Class A	1,200	29
	State Auto Financial Corp.	1,200	28
	National Interstate Corp.	900	25
	Astoria Financial Corp.	1,900	25
	Home Loan Servicing Solutions Ltd.	11,600	8
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	369	—
			651,956
Health Care (6.7%)
	Johnson & Johnson	424,881	42,148
	Pfizer Inc.	953,718	32,360
	Merck & Co. Inc.	441,278	26,283
*	Gilead Sciences Inc.	230,384	23,156
	Amgen Inc.	117,254	18,516
*	Actavis plc	60,280	17,051
	UnitedHealth Group Inc.	148,039	16,492
	Bristol-Myers Squibb Co.	254,669	16,230
	Medtronic plc	216,703	16,134
	AbbVie Inc.	247,290	15,990
*	Biogen Inc.	36,725	13,733
*	Celgene Corp.	124,168	13,418
	Eli Lilly & Co.	160,815	11,558
	Abbott Laboratories	229,715	10,663
*	Express Scripts Holding Co.	116,309	10,049
	Thermo Fisher Scientific Inc.	61,761	7,762
	Anthem Inc.	41,305	6,234
	Baxter International Inc.	89,034	6,120
	Cigna Corp.	45,924	5,724
	Aetna Inc.	53,422	5,709
*	Regeneron Pharmaceuticals Inc.	12,100	5,535
*	Alexion Pharmaceuticals Inc.	31,045	5,254
*	Vertex Pharmaceuticals Inc.	39,774	4,903
*	Mylan NV	63,779	4,609
	Becton Dickinson and Co.	31,550	4,444
*	Illumina Inc.	22,241	4,098
	Humana Inc.	23,694	3,924
	Stryker Corp.	41,923	3,867
*	HCA Holdings Inc.	50,701	3,752
	Perrigo Co. plc	20,263	3,714
	St. Jude Medical Inc.	51,342	3,596
*	Boston Scientific Corp.	201,272	3,587
	Zoetis Inc.	75,908	3,372
*	Intuitive Surgical Inc.	6,685	3,316
	Zimmer Holdings Inc.	24,243	2,663
*	DaVita HealthCare Partners Inc.	32,186	2,610
*	BioMarin Pharmaceutical Inc.	22,943	2,571
*	Pharmacyclics Inc.	9,300	2,383
*	Edwards Lifesciences Corp.	18,250	2,311
*	Hospira Inc.	26,365	2,301
*	Endo International plc	25,189	2,117
*	Mallinckrodt plc	17,722	2,006
*	Incyte Corp.	19,800	1,924

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Laboratory Corp. of America Holdings	14,928	1,785
	CR Bard Inc.	10,529	1,754
	Cooper Cos. Inc.	9,695	1,726
*	Henry Schein Inc.	12,591	1,726
	Universal Health Services Inc. Class B	13,928	1,629
*	Waters Corp.	12,325	1,543
	Quest Diagnostics Inc.	21,174	1,512
*	Jazz Pharmaceuticals plc	8,300	1,483
*	MEDNAX Inc.	19,200	1,359
*	Hologic Inc.	39,900	1,346
*	Medivation Inc.	11,000	1,328
	ResMed Inc.	20,700	1,324
	Patterson Cos. Inc.	27,539	1,293
*	Varian Medical Systems Inc.	14,490	1,287
*	United Therapeutics Corp.	7,100	1,134
*	Alnylam Pharmaceuticals Inc.	10,900	1,110
*	Alkermes plc	19,200	1,063
*	Envision Healthcare Holdings Inc.	27,134	1,030
*	Centene Corp.	16,400	1,017
*	Isis Pharmaceuticals Inc.	17,800	1,010
	DENTSPLY International Inc.	19,655	1,002
*	Brookdale Senior Living Inc.	26,273	952
*	Community Health Systems Inc.	17,302	929
*	IDEXX Laboratories Inc.	7,000	878
	West Pharmaceutical Services Inc.	13,800	735
*	Tenet Healthcare Corp.	14,750	706
*	Sirona Dental Systems Inc.	7,400	686
*	Bluebird Bio Inc.	5,111	681
	Teleflex Inc.	5,400	664
*	Quintiles Transnational Holdings Inc.	10,057	663
*	Team Health Holdings Inc.	10,800	643
*	Horizon Pharma plc	22,624	636
*	DexCom Inc.	9,000	608
	HealthSouth Corp.	12,820	580
*	Health Net Inc.	10,900	574
*	Puma Biotechnology Inc.	3,100	560
*	Cepheid	9,900	555
*	Receptos Inc.	3,700	545
*	Seattle Genetics Inc.	15,700	539
*	Align Technology Inc.	9,100	535
	STERIS Corp.	8,000	532
*	Intercept Pharmaceuticals Inc.	2,100	531
*	Acadia Healthcare Co. Inc.	7,676	526
*	Akorn Inc.	12,500	520
*	OPKO Health Inc.	37,600	517
*	PAREXEL International Corp.	8,100	515
*	WellCare Health Plans Inc.	6,600	511
*	Dyax Corp.	20,800	497
*	Alere Inc.	10,200	484
*	Impax Laboratories Inc.	10,700	484
*	Charles River Laboratories International Inc.	6,200	429
*	Neurocrine Biosciences Inc.	12,500	426
*	ACADIA Pharmaceuticals Inc.	12,200	417
*	LifePoint Hospitals Inc.	5,500	412
*	Neogen Corp.	9,000	401
*	Amsurg Corp.	6,342	398
	Bio-Techne Corp.	4,000	384
*	Halyard Health Inc.	7,725	374
*	ABIOMED Inc.	5,600	354
*	Pacira Pharmaceuticals Inc.	5,100	349
*	Catalent Inc.	11,600	334
*	Celldex Therapeutics Inc.	13,800	331
*	Synageva BioPharma Corp.	3,600	331
*	Thoratec Corp.	8,100	325

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Haemonetics Corp.	7,600	308
*	Myriad Genetics Inc.	9,300	307
*	NuVasive Inc.	6,800	304
*	Novavax Inc.	38,551	298
*	Bio-Rad Laboratories Inc. Class A	2,200	296
	Healthcare Services Group Inc.	9,400	285
*	Clovis Oncology Inc.	3,500	281
*	Exact Sciences Corp.	13,400	280
*	Prestige Brands Holdings Inc.	7,100	279
*	Ultragenyx Pharmaceutical Inc.	4,900	276
*	Bruker Corp.	14,500	275
	Kindred Healthcare Inc.	11,900	273
*	Molina Healthcare Inc.	4,500	267
*	Insulet Corp.	8,800	263
*	ARIAD Pharmaceuticals Inc.	29,441	255
	Owens & Minor Inc.	7,200	243
*	Medicines Co.	9,200	236
*	HMS Holdings Corp.	13,800	235
	Hill-Rom Holdings Inc.	4,700	235
*	Portola Pharmaceuticals Inc. Class A	6,500	232
*	Agios Pharmaceuticals Inc.	2,500	231
*	Ligand Pharmaceuticals Inc.	2,900	225
*	Ironwood Pharmaceuticals Inc. Class A	16,300	223
^	Theravance Inc.	13,700	223
*	Lannett Co. Inc.	3,800	218
*	Masimo Corp.	6,400	216
*	Cyberonics Inc.	3,500	213
*	Halozyme Therapeutics Inc.	14,100	210
*	Integra LifeSciences Holdings Corp.	3,457	203
*	Magellan Health Inc.	3,200	203
*	Air Methods Corp.	4,400	201
*	AMAG Pharmaceuticals Inc.	3,800	194
*	Globus Medical Inc.	8,100	193
*	Nektar Therapeutics	20,300	193
*	PTC Therapeutics Inc.	3,200	188
	Cantel Medical Corp.	4,100	184
*	Amedisys Inc.	6,600	184
	Abaxis Inc.	2,800	179
*	HeartWare International Inc.	2,300	174
*	Omnicell Inc.	4,900	174
*	Wright Medical Group Inc.	6,800	172
*	Arena Pharmaceuticals Inc.	39,300	171
*	Chimerix Inc.	4,996	170
*	Spectranetics Corp.	6,300	162
*	Acorda Therapeutics Inc.	5,300	159
	CONMED Corp.	3,000	151
*	Keryx Biopharmaceuticals Inc.	14,100	150
*	Bio-Reference Laboratories Inc.	4,400	146
*,^	MannKind Corp.	33,100	142
*	NxStage Medical Inc.	7,600	139
*	Natus Medical Inc.	3,600	136
*	ICU Medical Inc.	1,600	135
*	Momenta Pharmaceuticals Inc.	7,600	133
	Analogic Corp.	1,500	127
	PDL BioPharma Inc.	18,900	126
*	IPC Healthcare Inc.	2,300	112
*	PharMerica Corp.	3,900	112
*	Hanger Inc.	5,000	112
*	Healthways Inc.	6,400	111
*	Merit Medical Systems Inc.	5,600	109
*	Accuray Inc.	12,800	104
	Invacare Corp.	5,100	102
*	Infinity Pharmaceuticals Inc.	6,900	87
*	ImmunoGen Inc.	9,500	79

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Quidel Corp.	3,200	75
*	Luminex Corp.	4,700	73
	Meridian Bioscience Inc.	4,000	71
*	Lexicon Pharmaceuticals Inc.	61,946	62
*	CorVel Corp.	1,600	57
*	Universal American Corp.	5,500	55
*	Aegerion Pharmaceuticals Inc.	2,200	51
*	Orthofix International NV	1,500	48
*	Genomic Health Inc.	1,700	46
*	Theravance Biopharma Inc.	2,657	42
*	LHC Group Inc.	1,100	35
			458,918
Industrials (6.3%)
	General Electric Co.	1,554,629	42,099
	United Technologies Corp.	136,239	15,497
	3M Co.	98,282	15,370
	Union Pacific Corp.	137,301	14,585
	Boeing Co.	99,701	14,291
	Honeywell International Inc.	118,277	11,936
	United Parcel Service Inc. Class B	109,139	10,972
	Lockheed Martin Corp.	48,205	8,995
	Accenture plc Class A	96,545	8,945
	Caterpillar Inc.	93,500	8,123
	Danaher Corp.	91,160	7,464
	General Dynamics Corp.	52,962	7,273
	FedEx Corp.	40,715	6,904
	Automatic Data Processing Inc.	80,986	6,847
	Emerson Electric Co.	105,007	6,178
	Raytheon Co.	54,281	5,645
	CSX Corp.	152,551	5,506
	Northrop Grumman Corp.	33,971	5,233
	Eaton Corp. plc	72,335	4,972
	Illinois Tool Works Inc.	52,827	4,944
	Deere & Co.	54,219	4,908
	Norfolk Southern Corp.	48,023	4,843
	Precision Castparts Corp.	22,623	4,676
*	LinkedIn Corp. Class A	16,580	4,180
	TE Connectivity Ltd.	62,320	4,147
	Cummins Inc.	28,253	3,906
	PACCAR Inc.	58,895	3,849
	Waste Management Inc.	68,445	3,390
	Sherwin-Williams Co.	11,640	3,236
	Rockwell Automation Inc.	25,768	3,056
	Ingersoll-Rand plc	44,187	2,909
*	Alliance Data Systems Corp.	9,756	2,901
*	Fiserv Inc.	36,612	2,841
	Fidelity National Information Services Inc.	42,878	2,679
	Parker-Hannifin Corp.	22,011	2,627
	Agilent Technologies Inc.	63,203	2,615
	Tyco International plc	65,030	2,561
	Amphenol Corp. Class A	45,034	2,494
	Roper Technologies Inc.	14,729	2,477
	Paychex Inc.	49,325	2,387
	Vulcan Materials Co.	26,810	2,293
	WW Grainger Inc.	8,692	2,159
	Xerox Corp.	180,982	2,081
*	FleetCor Technologies Inc.	11,621	1,870
	Dover Corp.	24,546	1,859
	PerkinElmer Inc.	35,981	1,844
	AMETEK Inc.	34,393	1,803
	Textron Inc.	40,770	1,793
	Fastenal Co.	41,580	1,772
	Rockwell Collins Inc.	18,158	1,767
	Pentair plc	27,894	1,734

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Republic Services Inc. Class A	42,578	1,730
	Cintas Corp.	21,598	1,727
	Kansas City Southern	16,785	1,720
	Robert Half International Inc.	29,977	1,662
	Martin Marietta Materials Inc.	10,900	1,555
*	Verisk Analytics Inc. Class A	20,100	1,508
*	Stericycle Inc.	11,131	1,485
	L-3 Communications Holdings Inc.	12,895	1,482
	Ball Corp.	19,960	1,465
	Sealed Air Corp.	31,935	1,456
	TransDigm Group Inc.	6,800	1,442
	Pall Corp.	14,699	1,430
	Fluor Corp.	23,305	1,402
	AO Smith Corp.	21,500	1,374
	CH Robinson Worldwide Inc.	21,136	1,361
	Masco Corp.	49,787	1,319
*	Sensata Technologies Holding NV	23,685	1,308
*	Jacobs Engineering Group Inc.	30,283	1,298
	Rock-Tenn Co. Class A	20,500	1,291
	Towers Watson & Co. Class A	10,100	1,282
*	United Rentals Inc.	13,200	1,275
	Expeditors International of Washington Inc.	27,595	1,265
	MeadWestvaco Corp.	25,913	1,265
*	Teledyne Technologies Inc.	11,688	1,227
	JB Hunt Transport Services Inc.	13,881	1,210
	Flowserve Corp.	20,466	1,198
	Packaging Corp. of America	16,467	1,139
*	Crown Holdings Inc.	20,241	1,098
	MDU Resources Group Inc.	48,976	1,092
*	Keysight Technologies Inc.	31,569	1,056
*	Mettler-Toledo International Inc.	3,324	1,054
	Fortune Brands Home & Security Inc.	23,450	1,046
	Acuity Brands Inc.	6,200	1,035
*	Trimble Navigation Ltd.	40,600	1,032
	Wabtec Corp.	10,900	1,025
	ManpowerGroup Inc.	11,954	1,020
*	Spirit AeroSystems Holdings Inc. Class A	19,558	995
*	Flextronics International Ltd.	83,625	964
	Total System Services Inc.	24,135	955
	Xylem Inc.	25,335	938
	Graphic Packaging Holding Co.	65,380	922
*	CoreLogic Inc.	23,545	921
*	CoStar Group Inc.	4,500	920
	ADT Corp.	24,371	916
	Huntington Ingalls Industries Inc.	6,929	912
	Valspar Corp.	10,942	887
	B/E Aerospace Inc.	14,800	885
	Joy Global Inc.	20,635	880
*	Orbital ATK Inc.	12,001	878
*	Old Dominion Freight Line Inc.	12,150	864
	Oshkosh Corp.	15,836	853
	Owens Corning	22,000	851
	Allegion plc	13,891	849
*	Colfax Corp.	16,540	820
	Broadridge Financial Solutions Inc.	15,095	814
*	HD Supply Holdings Inc.	24,600	812
*	Vantiv Inc. Class A	20,610	806
	Avnet Inc.	18,843	803
	Carlisle Cos. Inc.	8,300	801
	Hubbell Inc. Class B	7,300	794
*	Arrow Electronics Inc.	13,182	787
*	Armstrong World Industries Inc.	14,371	787
	Waste Connections Inc.	16,400	778
	Chicago Bridge & Iron Co. NV	16,310	777

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Allison Transmission Holdings Inc.	25,223	774
	Global Payments Inc.	7,600	762
*	Quanta Services Inc.	26,300	760
	Ryder System Inc.	7,687	733
*	Genesee & Wyoming Inc. Class A	7,800	725
	IDEX Corp.	9,600	720
	Donaldson Co. Inc.	18,600	695
	Exelis Inc.	28,135	690
*	AECOM	21,300	672
	Bemis Co. Inc.	14,760	664
*	Zebra Technologies Corp.	7,200	663
	AGCO Corp.	12,800	659
*	WEX Inc.	5,700	642
	FLIR Systems Inc.	20,600	636
	Hexcel Corp.	12,600	632
*	Kirby Corp.	7,900	620
*	AerCap Holdings NV	12,965	605
	Eagle Materials Inc.	7,200	600
	Lennox International Inc.	5,500	583
	Lincoln Electric Holdings Inc.	8,700	582
	Jabil Circuit Inc.	25,719	579
*	XPO Logistics Inc.	11,853	575
	Trinity Industries Inc.	21,200	574
	Graco Inc.	7,900	566
*	Owens-Illinois Inc.	23,550	563
	Nordson Corp.	7,000	558
	Air Lease Corp. Class A	14,400	556
	Toro Co.	8,200	550
	RR Donnelley & Sons Co.	29,260	545
	Jack Henry & Associates Inc.	7,900	525
*	Cognex Corp.	11,600	521
	Babcock & Wilcox Co.	16,050	519
	ITT Corp.	12,967	514
	MSC Industrial Direct Co. Inc. Class A	7,200	512
*	Louisiana-Pacific Corp.	33,500	511
	AptarGroup Inc.	8,200	509
	Sonoco Products Co.	11,300	505
	Brink's Co.	19,000	503
	SPX Corp.	6,499	500
*	Genpact Ltd.	22,800	498
	World Fuel Services Corp.	8,900	494
	MAXIMUS Inc.	7,600	486
*	Berry Plastics Group Inc.	14,182	485
	Belden Inc.	5,700	479
	Terex Corp.	17,102	470
*	Euronet Worldwide Inc.	8,000	468
*	Esterline Technologies Corp.	4,100	456
	Curtiss-Wright Corp.	6,200	453
	FEI Co.	6,000	453
	Regal Beloit Corp.	5,700	446
	Watsco Inc.	3,700	445
*	Clean Harbors Inc.	8,000	442
	CLARCOR Inc.	6,400	416
	Deluxe Corp.	6,400	414
	Crane Co.	6,700	409
	Triumph Group Inc.	6,900	409
	Kennametal Inc.	11,500	407
	Woodward Inc.	8,600	405
*	Generac Holdings Inc.	9,700	404
	Landstar System Inc.	6,400	399
*	IPG Photonics Corp.	4,500	399
	Manitowoc Co. Inc.	19,700	389
	EnerSys	5,700	387
	Booz Allen Hamilton Holding Corp. Class A	14,058	387

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Corporate Executive Board Co.	4,600	386
	National Instruments Corp.	13,100	375
	Teekay Corp.	7,500	373
	Timken Co.	9,400	369
*	Rexnord Corp.	13,889	368
	Valmont Industries Inc.	2,900	365
*	Cimpress NV	4,300	361
*	WESCO International Inc.	5,000	361
*	Navistar International Corp.	11,700	351
	Con-way Inc.	8,500	349
	KBR Inc.	19,400	339
*	Swift Transportation Co.	13,800	334
	Littelfuse Inc.	3,300	323
*	Advisory Board Co.	6,200	322
	Korn/Ferry International	10,200	322
	EMCOR Group Inc.	7,200	321
*	USG Corp.	11,400	303
*	Moog Inc. Class A	4,300	300
	Covanta Holding Corp.	14,800	300
	Silgan Holdings Inc.	5,484	295
*	Knowles Corp.	15,373	295
*	KLX Inc.	7,000	293
	Barnes Group Inc.	7,200	289
*	DigitalGlobe Inc.	8,754	282
*	Universal Display Corp.	6,300	278
	Convergys Corp.	12,000	272
	RBC Bearings Inc.	3,700	270
	Heartland Payment Systems Inc.	5,200	265
	AAON Inc.	10,950	262
	UniFirst Corp.	2,300	260
*	Masonite International Corp.	3,800	252
	Applied Industrial Technologies Inc.	6,000	251
	Mobile Mini Inc.	6,400	247
	Methode Electronics Inc.	5,800	246
*	Anixter International Inc.	3,400	240
	GATX Corp.	4,400	239
	Outerwall Inc.	3,600	239
*	FTI Consulting Inc.	5,700	234
	Knight Transportation Inc.	8,100	234
*	Plexus Corp.	5,400	232
	Scorpio Tankers Inc.	24,800	232
*	TrueBlue Inc.	8,000	230
*	WageWorks Inc.	4,500	227
	Franklin Electric Co. Inc.	6,200	224
*	Sanmina Corp.	11,000	224
	Tetra Tech Inc.	8,200	222
*	TASER International Inc.	7,300	220
	Greenbrier Cos. Inc.	3,800	219
*	NeuStar Inc. Class A	7,300	219
	EVERTEC Inc.	10,400	216
*	Huron Consulting Group Inc.	3,500	212
*	ExamWorks Group Inc.	5,100	209
	Vishay Intertechnology Inc.	16,200	205
*	Veeco Instruments Inc.	6,900	204
*	Rogers Corp.	2,800	204
*	On Assignment Inc.	5,900	199
*	Trex Co. Inc.	4,200	197
*	Hub Group Inc. Class A	4,900	195
	United Stationers Inc.	4,800	195
	Tennant Co.	3,000	193
*	Coherent Inc.	3,200	192
	Forward Air Corp.	3,800	191
	AZZ Inc.	4,100	190
	ABM Industries Inc.	5,900	189

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	PHH Corp.	7,400	186
	EnPro Industries Inc.	2,900	186
	MSA Safety Inc.	4,000	183
*	Cardtronics Inc.	4,800	181
	Aircastle Ltd.	7,500	180
*	ExlService Holdings Inc.	5,200	179
*	Benchmark Electronics Inc.	7,600	179
	Mueller Water Products Inc. Class A	18,900	177
	Sturm Ruger & Co. Inc.	3,200	175
*	TriNet Group Inc.	5,000	175
*	Rofin-Sinar Technologies Inc.	7,400	175
	Brady Corp. Class A	6,400	170
*	Itron Inc.	4,700	169
	Watts Water Technologies Inc. Class A	3,000	164
	G&K Services Inc. Class A	2,300	162
	Mueller Industries Inc.	4,600	161
	Greif Inc. Class A	3,900	159
*	Meritor Inc.	12,100	159
	Actuant Corp. Class A	6,600	157
	Albany International Corp.	4,000	157
	Materion Corp.	3,900	156
	Werner Enterprises Inc.	5,800	156
	Ship Finance International Ltd.	9,813	155
*	Nortek Inc.	1,800	152
	Harsco Corp.	9,400	151
*	Atlas Air Worldwide Holdings Inc.	3,100	151
*	Saia Inc.	3,700	151
	Matson Inc.	3,700	150
	Otter Tail Corp.	5,000	150
	AAR Corp.	4,900	148
	Apogee Enterprises Inc.	2,800	147
*	MasTec Inc.	8,200	147
	Quanex Building Products Corp.	7,600	147
	John Bean Technologies Corp.	3,800	147
*	TriMas Corp.	5,200	146
*	Boise Cascade Co.	4,200	146
	Heartland Express Inc.	6,900	144
*	Wesco Aircraft Holdings Inc.	9,100	143
*	II-VI Inc.	8,000	142
	Hyster-Yale Materials Handling Inc.	1,900	139
	Cubic Corp.	2,800	139
	TAL International Group Inc.	3,600	139
	TimkenSteel Corp.	4,700	137
	Insperity Inc.	2,800	135
	Astec Industries Inc.	3,200	135
*	OSI Systems Inc.	2,000	134
	Granite Construction Inc.	3,800	132
	HEICO Corp.	2,343	131
	Standex International Corp.	1,600	129
	Comfort Systems USA Inc.	6,200	128
	MTS Systems Corp.	1,800	127
*	UTi Worldwide Inc.	13,300	120
	ManTech International Corp. Class A	4,100	120
	Nordic American Tankers Ltd.	9,698	119
*	Navigant Consulting Inc.	8,200	119
	Universal Forest Products Inc.	2,100	116
	CIRCOR International Inc.	2,100	115
	Kelly Services Inc. Class A	6,900	113
*	Greatbatch Inc.	2,100	113
	Kaman Corp.	2,700	113
	US Ecology Inc.	2,400	113
	Hollysys Automation Technologies Ltd.	5,100	112
	GasLog Ltd.	5,000	111
	Encore Wire Corp.	2,400	108

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Sykes Enterprises Inc.	4,200	105
*	Aerojet Rocketdyne Holdings Inc.	5,200	102
	Seaspan Corp. Class A	5,000	99
	Federal Signal Corp.	6,300	99
	Simpson Manufacturing Co. Inc.	3,000	98
*	Aegion Corp. Class A	5,300	98
*	Newport Corp.	5,000	95
	Lindsay Corp.	1,200	95
	General Cable Corp.	5,600	91
	Raven Industries Inc.	4,400	88
*	GrafTech International Ltd.	17,600	85
*	Tutor Perini Corp.	4,000	85
	ESCO Technologies Inc.	2,300	84
*	FARO Technologies Inc.	2,100	84
	H&E Equipment Services Inc.	3,200	79
	Textainer Group Holdings Ltd.	2,600	79
	AVX Corp.	5,700	78
	Primoris Services Corp.	3,900	75
*	Monster Worldwide Inc.	12,300	72
	Griffon Corp.	4,200	71
	Powell Industries Inc.	2,100	70
	Viad Corp.	2,600	69
	Acacia Research Corp.	6,100	67
*	ServiceSource International Inc.	17,900	64
*	Team Inc.	1,600	63
	Badger Meter Inc.	1,000	62
	Schnitzer Steel Industries Inc.	3,500	61
*	Engility Holdings Inc.	2,073	58
*	DryShips Inc.	81,100	58
*	TTM Technologies Inc.	6,100	57
	Myers Industries Inc.	3,500	57
	McGrath RentCorp	1,700	56
	Checkpoint Systems Inc.	5,300	55
	CTS Corp.	3,000	54
	Resources Connection Inc.	3,400	54
*	Era Group Inc.	2,400	53
	American Railcar Industries Inc.	1,000	53
*,^	Golden Ocean Group Ltd.	10,615	53
*	Diana Shipping Inc.	8,100	51
	American Science & Engineering Inc.	1,300	49
	Daktronics Inc.	4,400	47
	TeleTech Holdings Inc.	1,700	44
	Park Electrochemical Corp.	1,700	37
*	DXP Enterprises Inc.	800	36
*	Aerovironment Inc.	1,400	36
	Navios Maritime Holdings Inc.	8,900	34
*	InnerWorkings Inc.	4,600	29
*	EnerNOC Inc.	2,600	29
*	Gibraltar Industries Inc.	1,700	28
*	CBIZ Inc.	3,000	27
			435,079
Oil & Gas (4.0%)
	Exxon Mobil Corp.	650,582	56,841
	Chevron Corp.	291,952	32,424
	Schlumberger Ltd.	198,263	18,758
	ConocoPhillips	188,549	12,806
	Kinder Morgan Inc.	281,122	12,074
	Occidental Petroleum Corp.	119,019	9,533
	EOG Resources Inc.	83,574	8,270
	Anadarko Petroleum Corp.	77,880	7,329
	Phillips 66	85,798	6,805
	Halliburton Co.	129,281	6,328
	Williams Cos. Inc.	113,815	5,826
	Baker Hughes Inc.	67,055	4,591

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Valero Energy Corp.	79,461	4,521
	Apache Corp.	63,570	4,348
	Marathon Petroleum Corp.	43,980	4,335
	Devon Energy Corp.	62,880	4,289
	Spectra Energy Corp.	113,895	4,243
	Pioneer Natural Resources Co.	22,951	3,965
	National Oilwell Varco Inc.	66,526	3,620
	Marathon Oil Corp.	103,448	3,217
	Hess Corp.	40,551	3,118
	Noble Energy Inc.	58,573	2,971
*	Cheniere Energy Inc.	36,177	2,767
*	Concho Resources Inc.	20,913	2,649
	Cabot Oil & Gas Corp.	62,282	2,106
	EQT Corp.	23,255	2,092
*	FMC Technologies Inc.	41,735	1,841
	Tesoro Corp.	20,610	1,769
*	Weatherford International plc	120,303	1,750
*	Cameron International Corp.	30,693	1,683
	Range Resources Corp.	26,022	1,654
*	Southwestern Energy Co.	58,652	1,644
	Cimarex Energy Co.	13,041	1,622
	Chesapeake Energy Corp.	99,164	1,564
	HollyFrontier Corp.	35,502	1,377
	Helmerich & Payne Inc.	15,100	1,177
*	Whiting Petroleum Corp.	31,035	1,177
	Murphy Oil Corp.	23,723	1,129
	Ensco plc Class A	35,984	982
	OGE Energy Corp.	29,800	974
*	Newfield Exploration Co.	24,801	973
*	Dresser-Rand Group Inc.	11,500	951
	Noble Corp. plc	49,715	861
	Nabors Industries Ltd.	50,008	835
	Core Laboratories NV	6,300	827
	Oceaneering International Inc.	14,800	816
*	Continental Resources Inc.	15,112	795
	Energen Corp.	11,000	783
	Targa Resources Corp.	7,084	744
*	Diamondback Energy Inc.	8,800	727
*	Gulfport Energy Corp.	14,738	721
*	First Solar Inc.	10,470	625
	QEP Resources Inc.	27,699	623
	Superior Energy Services Inc.	22,635	577
	SM Energy Co.	9,900	574
*	Cobalt International Energy Inc.	52,092	557
	SemGroup Corp. Class A	6,200	522
	Patterson-UTI Energy Inc.	21,359	477
	Denbury Resources Inc.	53,026	467
	Western Refining Inc.	9,974	439
	California Resources Corp.	47,222	439
*	Dril-Quip Inc.	5,500	438
*	Rice Energy Inc.	16,344	403
*	NOW Inc.	16,760	401
*	Oil States International Inc.	8,300	395
*	WPX Energy Inc.	28,499	392
	PBF Energy Inc. Class A	12,799	363
*	Carrizo Oil & Gas Inc.	6,500	362
*	Oasis Petroleum Inc.	20,000	359
	Rowan Cos. plc Class A	16,488	349
*	PDC Energy Inc.	6,057	344
*	Laredo Petroleum Inc.	21,700	343
	Diamond Offshore Drilling Inc.	10,218	342
*	Ultra Petroleum Corp.	20,055	342
*	Antero Resources Corp.	7,300	323
	Exterran Holdings Inc.	8,600	319

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Delek US Holdings Inc.	8,480	313
*	Matador Resources Co.	10,700	297
	Bristow Group Inc.	4,700	292
*	Rosetta Resources Inc.	12,700	290
*	InterOil Corp.	5,600	290
*	Unit Corp.	8,200	286
	Atwood Oceanics Inc.	8,300	277
*	Parsley Energy Inc. Class A	13,722	238
*	SunPower Corp. Class A	7,100	229
	Pattern Energy Group Inc. Class A	7,628	221
*	McDermott International Inc.	40,077	210
*	Canadian Solar Inc.	5,900	209
*	Forum Energy Technologies Inc.	8,800	205
*	Helix Energy Solutions Group Inc.	12,400	204
*	Kosmos Energy Ltd.	20,779	203
*	MRC Global Inc.	13,100	191
*	C&J Energy Services Ltd.	10,800	188
	Green Plains Inc.	5,800	181
*	SEACOR Holdings Inc.	2,400	174
*	RSP Permian Inc.	6,000	174
*	Chart Industries Inc.	4,200	170
^	Tidewater Inc.	6,100	169
	CVR Energy Inc.	4,200	168
*	Bonanza Creek Energy Inc.	6,044	167
*	Hornbeck Offshore Services Inc.	6,400	146
	CARBO Ceramics Inc.	3,100	137
	Frank's International NV	6,200	129
*,^	SandRidge Energy Inc.	63,900	121
*	Memorial Resource Development Corp.	5,700	115
*	Stone Energy Corp.	6,456	110
*	Matrix Service Co.	5,000	110
*	Newpark Resources Inc.	10,100	104
	RPC Inc.	6,300	100
*	Sanchez Energy Corp.	6,500	95
*	EP Energy Corp. Class A	5,200	77
*	Pacific Drilling SA	15,800	74
*	Flotek Industries Inc.	4,700	67
*	Bill Barrett Corp.	5,600	65
*	Clayton Williams Energy Inc.	1,100	61
*	TETRA Technologies Inc.	8,400	61
*	ION Geophysical Corp.	26,300	60
	Civeo Corp.	12,800	60
*	Halcon Resources Corp.	38,200	57
*	Contango Oil & Gas Co.	2,100	53
*	Magnum Hunter Resources Corp.	23,700	52
	EXCO Resources Inc.	23,425	48
	W&T Offshore Inc.	5,000	32
	Ocean Rig UDW Inc.	3,900	29
*	PHI Inc.	385	12
			277,298
Other (0.0%)[3]
*	Leap Wireless International Inc CVR	5,200	13

Technology (8.1%)
	Apple Inc.	902,251	112,917
	Microsoft Corp.	1,143,681	55,629
	International Business Machines Corp.	154,140	26,403
*	Facebook Inc. Class A	326,484	25,717
*	Google Inc. Class C	45,328	24,357
	Intel Corp.	732,143	23,831
*	Google Inc. Class A	43,026	23,611
	Cisco Systems Inc.	794,187	22,896
	Oracle Corp.	519,095	22,643
	QUALCOMM Inc.	257,054	17,480

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Hewlett-Packard Co.	284,585	9,383
	Texas Instruments Inc.	162,191	8,792
	EMC Corp.	314,817	8,472
*	Salesforce.com inc	92,335	6,724
*	Adobe Systems Inc.	76,493	5,818
*	Yahoo! Inc.	135,474	5,766
*	Cognizant Technology Solutions Corp. Class A	92,300	5,403
*	Micron Technology Inc.	167,322	4,707
	Avago Technologies Ltd. Class A	39,329	4,597
	Corning Inc.	193,660	4,053
	Intuit Inc.	39,980	4,011
	Broadcom Corp. Class A	83,005	3,669
	Applied Materials Inc.	185,182	3,665
	Western Digital Corp.	36,714	3,588
*	NXP Semiconductors NV	34,900	3,355
*	Cerner Corp.	43,806	3,146
	Seagate Technology plc	50,383	2,959
	Analog Devices Inc.	47,321	2,926
	Skyworks Solutions Inc.	28,100	2,592
	Symantec Corp.	103,705	2,585
*	Twitter Inc.	65,700	2,560
	Altera Corp.	59,131	2,465
	SanDisk Corp.	35,315	2,364
*	Citrix Systems Inc.	34,699	2,330
*	Autodesk Inc.	40,813	2,319
	NVIDIA Corp.	98,105	2,177
	Juniper Networks Inc.	80,494	2,127
*	Check Point Software Technologies Ltd.	25,269	2,109
*	Red Hat Inc.	27,886	2,099
	Motorola Solutions Inc.	32,410	1,937
*	Akamai Technologies Inc.	25,402	1,874
	Lam Research Corp.	23,311	1,762
	Xilinx Inc.	39,697	1,721
	NetApp Inc.	47,240	1,712
*	F5 Networks Inc.	13,426	1,638
	Linear Technology Corp.	33,951	1,566
	CA Inc.	47,150	1,498
*	Gartner Inc.	17,900	1,485
	KLA-Tencor Corp.	24,592	1,446
*	Workday Inc. Class A	15,672	1,429
	Microchip Technology Inc.	29,930	1,426
	Maxim Integrated Products Inc.	41,836	1,373
*	Qorvo Inc.	20,627	1,360
	Computer Sciences Corp.	20,890	1,346
	CDK Global Inc.	27,027	1,295
	Harris Corp.	15,938	1,279
*	VMware Inc. Class A	14,028	1,236
*	Mobileye NV	26,705	1,198
	Amdocs Ltd.	21,338	1,175
*	VeriSign Inc.	17,066	1,084
	Brocade Communications Systems Inc.	93,500	1,057
*	Teradata Corp.	23,636	1,040
*	ANSYS Inc.	11,355	975
*	SunEdison Inc.	38,200	967
*	Synopsys Inc.	20,219	948
*	Informatica Corp.	19,300	928
*	Rackspace Hosting Inc.	17,000	916
*	Palo Alto Networks Inc.	5,900	872
	Marvell Technology Group Ltd.	60,979	854
*	Cadence Design Systems Inc.	41,565	775
*	ON Semiconductor Corp.	64,167	739
	IAC/InterActiveCorp	10,519	734
*	Tableau Software Inc. Class A	7,502	734
	Garmin Ltd.	15,936	720

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	NCR Corp.	26,114	717
*	Polycom Inc.	54,321	709
*	Fortinet Inc.	18,200	687
	Pitney Bowes Inc.	30,047	672
*	Ultimate Software Group Inc.	4,000	665
*	Yandex NV Class A	34,362	661
*	Splunk Inc.	9,798	650
*	athenahealth Inc.	5,200	638
*	IMS Health Holdings Inc.	23,000	635
*	Nuance Communications Inc.	41,100	630
	Cypress Semiconductor Corp.	47,032	626
	CDW Corp.	16,217	621
	Teradyne Inc.	33,400	610
	SS&C Technologies Holdings Inc.	9,968	600
*	ARRIS Group Inc.	17,768	598
*	VeriFone Systems Inc.	16,500	590
*	Manhattan Associates Inc.	11,200	589
*	CommVault Systems Inc.	12,730	582
*	Aspen Technology Inc.	12,800	568
*	Ingram Micro Inc.	22,300	561
*	Tyler Technologies Inc.	4,600	561
*	PTC Inc.	14,400	552
*	Freescale Semiconductor Ltd.	14,056	549
*	FireEye Inc.	13,100	541
*	NetSuite Inc.	5,619	537
*	Cree Inc.	16,915	536
*	Cavium Inc.	8,100	525
	DST Systems Inc.	4,291	494
	j2 Global Inc.	7,100	493
*	Verint Systems Inc.	7,900	485
*	SINA Corp.	10,800	475
*	Microsemi Corp.	14,100	470
*	SolarWinds Inc.	9,600	468
*	ServiceNow Inc.	6,100	457
*	CommScope Holding Co. Inc.	15,300	452
*	AOL Inc.	11,191	447
*	Synaptics Inc.	5,200	441
	Solera Holdings Inc.	8,800	427
*	Allscripts Healthcare Solutions Inc.	31,200	415
*	Integrated Device Technology Inc.	22,700	413
	Lexmark International Inc. Class A	9,200	408
*	EchoStar Corp. Class A	7,800	390
*	Guidewire Software Inc.	7,800	390
*	ACI Worldwide Inc.	16,900	389
*	ViaSat Inc.	6,400	385
	Mentor Graphics Corp.	15,800	378
	Atmel Corp.	49,800	377
	Diebold Inc.	10,826	376
	Fair Isaac Corp.	4,200	372
*	JDS Uniphase Corp.	28,200	357
*,^	3D Systems Corp.	14,100	354
	Plantronics Inc.	6,600	352
*	Qlik Technologies Inc.	10,100	351
*	Medidata Solutions Inc.	6,400	342
*	Cirrus Logic Inc.	10,000	338
*	Envestnet Inc.	6,500	333
	Leidos Holdings Inc.	7,869	328
*	Aruba Networks Inc.	13,300	327
*	Demandware Inc.	5,300	326
*	Ciena Corp.	15,300	326
	Blackbaud Inc.	6,400	323
*	Silicon Laboratories Inc.	6,200	320
*	Infinera Corp.	16,600	312
	Advent Software Inc.	6,900	300

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Dealertrack Technologies Inc.	7,500	295
*	Veeva Systems Inc. Class A	11,100	295
*	CACI International Inc. Class A	3,200	282
*	Fairchild Semiconductor International Inc. Class A	15,500	282
*	Finisar Corp.	13,800	281
*	Electronics For Imaging Inc.	6,700	280
	InterDigital Inc.	5,100	279
	SYNNEX Corp.	3,600	275
*	Rovi Corp.	14,399	267
	Monolithic Power Systems Inc.	5,100	264
	Science Applications International Corp.	5,153	258
	Tessera Technologies Inc.	7,000	253
*	Sohu.com Inc.	3,800	253
*	NetScout Systems Inc.	6,100	251
*	Tech Data Corp.	4,400	248
*	Dycom Industries Inc.	5,300	244
*	IGATE Corp.	5,056	240
*	Progress Software Corp.	9,100	240
	West Corp.	7,723	239
*	Syntel Inc.	5,200	234
*	OmniVision Technologies Inc.	8,100	226
*	Stratasys Ltd.	6,000	225
*	Fleetmatics Group plc	4,900	223
*	InterXion Holding NV	7,300	222
	Intersil Corp. Class A	16,500	220
*	Synchronoss Technologies Inc.	4,700	216
*	QLogic Corp.	14,100	207
	Cogent Communications Holdings Inc.	5,900	206
*	BroadSoft Inc.	6,400	203
*	EPAM Systems Inc.	3,100	201
*	MicroStrategy Inc. Class A	1,100	200
*	Loral Space & Communications Inc.	2,900	200
*	Premier Inc. Class A	5,275	200
*	PMC-Sierra Inc.	23,700	200
*	LogMeIn Inc.	3,100	199
	Power Integrations Inc.	4,000	198
*	Entegris Inc.	14,600	194
*	MedAssets Inc.	9,500	192
*	Rambus Inc.	13,100	181
*	Semtech Corp.	7,500	175
*	Cray Inc.	6,200	174
*	Advanced Micro Devices Inc.	76,406	173
*	Cornerstone OnDemand Inc.	6,000	172
	MKS Instruments Inc.	4,800	167
*	Endurance International Group Holdings Inc.	8,900	163
*	Amkor Technology Inc.	22,600	159
*	Bottomline Technologies de Inc.	5,900	158
*	ScanSource Inc.	3,900	155
*	Unisys Corp.	6,800	148
*	Diodes Inc.	5,500	147
*	Advanced Energy Industries Inc.	6,000	147
*	RealPage Inc.	7,300	145
	Micrel Inc.	10,500	143
*	Kulicke & Soffa Industries Inc.	9,400	142
	Ebix Inc.	5,200	142
*	Super Micro Computer Inc.	4,900	141
	CSG Systems International Inc.	4,800	140
	Forrester Research Inc.	4,000	139
*	InvenSense Inc.	9,000	134
	NIC Inc.	7,800	133
*	NETGEAR Inc.	4,200	127
*	Cabot Microelectronics Corp.	2,600	123
	Ubiquiti Networks Inc.	4,300	123
*	Ixia	10,100	121

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Infoblox Inc.	5,100	120
*	Insight Enterprises Inc.	4,100	117
	Quality Systems Inc.	7,200	112
*	Lattice Semiconductor Corp.	18,600	110
*	Shutterstock Inc.	1,500	101
*	Perficient Inc.	4,400	91
	ADTRAN Inc.	5,000	83
*	Exar Corp.	8,400	83
	Pegasystems Inc.	3,800	82
*	Web.com Group Inc.	3,900	72
	Epiq Systems Inc.	4,000	72
*	Premiere Global Services Inc.	7,000	71
*	Harmonic Inc.	10,000	70
	Brooks Automation Inc.	6,200	67
	Computer Programs & Systems Inc.	1,200	63
*	Interactive Intelligence Group Inc.	1,400	62
	Monotype Imaging Holdings Inc.	1,800	58
*	Emulex Corp.	6,700	54
	Comtech Telecommunications Corp.	1,800	52
*	Blucora Inc.	3,800	52
*	Ultratech Inc.	2,600	52
*	Marketo Inc.	1,800	51
*	Comverse Inc.	1,900	47
*	Sonus Networks Inc.	5,407	43
*	Applied Micro Circuits Corp.	5,600	30
			560,824
Telecommunications (1.1%)
	Verizon Communications Inc.	630,988	31,827
	AT&T Inc.	808,431	28,004
	CenturyLink Inc.	87,138	3,133
*	Level 3 Communications Inc.	40,790	2,282
*	SBA Communications Corp. Class A	18,234	2,112
*	T-Mobile US Inc.	38,388	1,307
	Frontier Communications Corp.	145,702	999
*	Sprint Corp.	130,221	668
	Telephone & Data Systems Inc.	12,473	333
*	Windstream Holdings Inc.	15,032	176
	Shenandoah Telecommunications Co.	4,875	168
	Consolidated Communications Holdings Inc.	6,800	143
*	Cincinnati Bell Inc.	30,200	104
*	United States Cellular Corp.	2,700	100
*	General Communication Inc. Class A	5,400	86
	Atlantic Tele-Network Inc.	1,200	79
	EarthLink Holdings Corp.	14,900	70
			71,591
Utilities (1.5%)
	Duke Energy Corp.	108,232	8,396
	NextEra Energy Inc.	66,162	6,678
	Dominion Resources Inc.	86,394	6,193
	Southern Co.	135,604	6,007
	Exelon Corp.	130,268	4,432
	American Electric Power Co. Inc.	72,967	4,150
	Sempra Energy	35,673	3,787
	PG&E Corp.	71,484	3,783
	PPL Corp.	101,273	3,446
	Public Service Enterprise Group Inc.	76,319	3,170
	Edison International	48,777	2,973
	NiSource Inc.	63,216	2,745
	Consolidated Edison Inc.	41,988	2,584
	Xcel Energy Inc.	74,751	2,535
	Eversource Energy	46,582	2,271
	FirstEnergy Corp.	62,161	2,232
	Entergy Corp.	27,261	2,104
	DTE Energy Co.	24,591	1,958

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

		Market
		Value
	Shares	($000)
CenterPoint Energy Inc.	93,227	1,955
Vectren Corp.	37,880	1,635
TECO Energy Inc.	82,817	1,569
ONEOK Inc.	31,706	1,525
Wisconsin Energy Corp.	30,957	1,521
AES Corp.	112,531	1,491
American Water Works Co. Inc.	26,356	1,437
Ameren Corp.	33,267	1,362
NRG Energy Inc.	50,532	1,275
CMS Energy Corp.	36,348	1,233
* Calpine Corp.	47,884	1,044
Pinnacle West Capital Corp.	15,440	945
Pepco Holdings Inc.	34,995	909
SCANA Corp.	16,127	854
MGE Energy Inc.	20,265	841
UGI Corp.	23,350	813
Integrys Energy Group Inc.	11,100	811
Alliant Energy Corp.	13,377	809
AGL Resources Inc.	16,000	804
Atmos Energy Corp.	14,300	772
ITC Holdings Corp.	20,700	745
Westar Energy Inc. Class A	18,800	708
National Fuel Gas Co.	10,800	696
* Dynegy Inc.	19,079	635
Aqua America Inc.	22,125	593
Great Plains Energy Inc.	21,500	563
Questar Corp.	23,625	554
Empire District Electric Co.	21,400	504
Hawaiian Electric Industries Inc.	15,800	495
Cleco Corp.	8,500	462
IDACORP Inc.	7,500	453
Portland General Electric Co.	12,300	432
NorthWestern Corp.	7,900	412
UIL Holdings Corp.	8,000	399
WGL Holdings Inc.	7,100	391
Piedmont Natural Gas Co. Inc.	10,100	378
Black Hills Corp.	7,500	370
ALLETE Inc.	6,800	342
New Jersey Resources Corp.	11,000	336
Southwest Gas Corp.	6,000	330
PNM Resources Inc.	11,000	306
ONE Gas Inc.	7,176	301
Laclede Group Inc.	5,100	265
Avista Corp.	7,800	254
South Jersey Industries Inc.	4,400	232
American States Water Co.	6,000	230
SJW Corp.	7,780	228
Northwest Natural Gas Co.	4,500	210
El Paso Electric Co.	5,600	208
Abengoa Yield plc	5,601	190
California Water Service Group	7,700	184
Ormat Technologies Inc. (XTAE)	2,610	98
Ormat Technologies Inc. (XNYS)	1,800	66
		105,619

		3,483,436
Total Common Stocks (Cost $5,643,193)		6,877,071

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2015

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	($000)	($000)
Other Investments (0.0%)[1]
India (0.0%)
5	NTPC Ltd. (Cost $53)	8.490%	3/25/25	INR	308	61

					Shares
Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.7%)
6,7	Vanguard Market Liquidity Fund	0.121%			118,229,812	118,230

					Face
					Amount
					($000)
U.S. Government and Agency Obligations (0.0%)
8,9	Federal Home Loan Bank Discount Notes	0.060%-0.08%	5/8/15		2,200	2,200
8,9	Federal Home Loan Bank Discount Notes	0.077%	5/20/15		300	300
						2,500
Total Temporary Cash Investments (Cost $120,730)						120,730
Total Investments (101.4%) (Cost $5,763,976)						6,997,862
Other Assets and Liabilities—Net (-1.4%)[7]						(98,534)
Net Assets (100%)						6,899,328

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $92,594,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock, other investments, and temporary cash investment positions represent 100.0%, 0.0%, and 1.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $8,104,000, representing 0.1% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Security is not classified by the fund’s benchmark index.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Includes $100,243,000 of collateral received for securities on loan.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
9 Securities with a value of $1,300,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

© 2015 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA6282 062015

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Australia (5.1%)
Commonwealth Bank of Australia	2,067,705	144,733
Westpac Banking Corp.	3,954,129	113,605
BHP Billiton Ltd.	4,119,186	105,189
Australia & New Zealand Banking Group Ltd.	3,538,951	94,695
National Australia Bank Ltd.	3,037,378	87,949
Wesfarmers Ltd.	1,434,606	49,450
CSL Ltd.	608,846	43,644
Woolworths Ltd.	1,575,253	36,574
Telstra Corp. Ltd.	5,529,432	27,181
Woodside Petroleum Ltd.	920,031	25,372
Rio Tinto Ltd.	558,357	25,169
Macquarie Group Ltd.	374,862	22,969
Scentre Group	6,652,538	19,596
Transurban Group	2,452,072	19,171
AMP Ltd.	3,744,678	18,969
QBE Insurance Group Ltd.	1,717,608	18,526
Westfield Corp.	2,483,310	18,463
Suncorp Group Ltd.	1,653,408	17,099
Brambles Ltd.	2,005,383	17,093
Amcor Ltd.	1,557,917	16,586
Origin Energy Ltd.	1,389,746	13,892
Insurance Australia Group Ltd.	2,929,053	13,424
* Newcrest Mining Ltd.	983,500	11,025
Goodman Group	2,201,407	10,802
APA Group	1,392,552	10,532
Stockland	2,989,484	10,448
AGL Energy Ltd.	846,529	10,156
Aurizon Holdings Ltd.	2,655,769	10,139
Caltex Australia Ltd.	343,490	9,580
Oil Search Ltd.	1,480,689	9,400
Lend Lease Group	684,025	8,643
Ramsay Health Care Ltd.	168,248	8,294
ASX Ltd.	243,618	8,092
GPT Group	2,279,295	8,033
Sonic Healthcare Ltd.	509,824	7,990
Santos Ltd.	1,212,353	7,895
Mirvac Group	4,726,786	7,488
Orica Ltd.	467,484	7,409
Dexus Property Group	1,163,556	6,761
Incitec Pivot Ltd.	2,122,931	6,667
Asciano Ltd.	1,277,767	6,639
James Hardie Industries plc	559,608	6,427
Toll Holdings Ltd.	880,212	6,230
Computershare Ltd.	641,196	6,220
* Medibank Pvt Ltd.	3,501,625	6,114
Tatts Group Ltd.	1,830,445	5,831
Coca-Cola Amatil Ltd.	700,581	5,672
Novion Property Group	2,902,601	5,645
Sydney Airport	1,325,172	5,629
Seek Ltd.	426,375	5,454
Aristocrat Leisure Ltd.	822,080	5,373
Bendigo & Adelaide Bank Ltd.	549,794	5,234
Crown Resorts Ltd.	497,625	5,096
Boral Ltd.	994,716	4,955
Cochlear Ltd.	74,369	4,897
Bank of Queensland Ltd.	464,680	4,772
Federation Centres	1,863,346	4,329
* Qantas Airways Ltd.	1,582,060	4,229
Challenger Ltd.	737,522	4,095
Tabcorp Holdings Ltd.	1,044,409	4,012
Ansell Ltd.	192,031	3,952

1

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Echo Entertainment Group Ltd.	1,083,088	3,867
	Treasury Wine Estates Ltd.	867,273	3,804
	Alumina Ltd.	3,064,310	3,718
^	Fortescue Metals Group Ltd.	2,060,459	3,481
	Iluka Resources Ltd.	532,364	3,392
	Healthscope Ltd.	1,341,680	3,007
	IOOF Holdings Ltd.	376,819	2,990
	Perpetual Ltd.	62,418	2,658
	Orora Ltd.	1,514,336	2,635
	Harvey Norman Holdings Ltd.	728,507	2,526
	TPG Telecom Ltd.	352,957	2,476
	REA Group Ltd.	65,666	2,442
	AusNet Services	2,100,283	2,442
	DuluxGroup Ltd.	489,233	2,440
	Fairfax Media Ltd.	2,961,460	2,437
	WorleyParsons Ltd.	268,939	2,416
	Flight Centre Travel Group Ltd.	70,291	2,404
	Recall Holdings Ltd.	399,179	2,293
	ALS Ltd.	512,783	2,118
*	CIMIC Group Ltd.	127,684	2,114
	Adelaide Brighton Ltd.	568,316	2,025
^	Sims Metal Management Ltd.	231,385	1,972
	CSR Ltd.	683,547	1,965
	BlueScope Steel Ltd.	689,445	1,897
	Downer EDI Ltd.	524,556	1,824
	Platinum Asset Management Ltd.	282,168	1,679
	OZ Minerals Ltd.	384,201	1,414
	Shopping Centres Australasia Property Group	805,240	1,353
	Macquarie Atlas Roads Group	526,478	1,350
	Metcash Ltd.	1,201,261	1,254
	Nufarm Ltd.	209,005	1,198
	GWA Group Ltd.	485,591	955
*,^	Whitehaven Coal Ltd.	700,624	913
	Seven West Media Ltd.	840,872	838
	Seven West Media Ltd.	636,260	629
	New Hope Corp. Ltd.	296,312	510
*	BGP Holdings PLC	3,738,510	—
			1,296,944
Austria (0.2%)
	Erste Group Bank AG	373,834	10,555
	voestalpine AG	145,754	6,102
	OMV AG	183,300	6,101
	ANDRITZ AG	96,881	5,672
*	IMMOFINANZ AG	1,234,191	3,713
	Raiffeisen Bank International AG	144,485	2,398
	Vienna Insurance Group AG Wiener Versicherung Gruppe	50,405	2,006
^	Verbund AG	83,549	1,414
	Telekom Austria AG	94,557	702
			38,663
Belgium (0.9%)
	Anheuser-Busch InBev NV	1,023,202	124,573
*	KBC Groep NV	352,243	23,175
*	UCB SA	154,224	11,109
	Solvay SA Class A	72,518	10,678
	Delhaize Group SA	128,947	10,380
	Ageas	272,412	10,235
*	Groupe Bruxelles Lambert SA	97,535	8,562
	Umicore SA	146,702	7,292
	Belgacom SA	173,776	6,472
	RTL Group SA	49,139	4,607
	Colruyt SA	95,247	4,502
*	Telenet Group Holding NV	67,733	4,071

2

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	bpost SA	123,897	3,553
			229,209
Brazil (1.7%)
	Itau Unibanco Holding SA ADR	3,322,685	42,597
	Banco Bradesco SA ADR	3,253,634	34,781
	Ambev SA ADR	3,811,225	24,125
*	Petroleo Brasileiro SA ADR	2,579,120	22,387
	BRF SA	897,162	19,176
*,^	Petroleo Brasileiro SA ADR	1,994,605	18,949
	Cielo SA	1,115,120	15,522
	Itausa - Investimentos Itau SA Preference Shares	4,075,911	14,353
	Ambev SA	2,279,440	14,329
	Ultrapar Participacoes SA	487,537	11,220
	Vale SA Class B ADR Preference Shares	1,741,780	10,538
^	Vale SA Class B ADR	1,335,602	10,257
	Banco do Brasil SA	1,087,986	9,613
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	2,244,229	9,244
	BB Seguridade Participacoes SA	761,928	8,914
	Banco Bradesco SA	770,347	7,681
	Vale SA Preference Shares	1,206,536	7,268
	Kroton Educacional SA	1,952,192	7,127
	Embraer SA ADR	205,715	6,414
	CCR SA	1,087,953	5,994
	Lojas Renner SA	161,782	5,641
	Cia Brasileira de Distribuicao ADR	144,597	4,850
	BRF SA ADR	222,593	4,779
	JBS SA	914,074	4,715
	Telefonica Brasil SA Preference Shares	278,735	4,626
	Souza Cruz SA	490,972	4,481
	Klabin SA	704,984	4,324
*	Fibria Celulose SA	287,400	4,030
*	Petroleo Brasileiro SA	851,132	4,026
	Lojas Americanas SA Preference Shares	654,915	3,645
	WEG SA	676,824	3,605
	Raia Drogasil SA	311,470	3,536
	Cia Energetica de Minas Gerais ADR	684,032	3,365
	CETIP SA - Mercados Organizados	274,753	3,151
	Tractebel Energia SA	265,108	3,141
*	Hypermarcas SA	471,433	3,111
	Grupo BTG Pactual	314,289	3,097
	BR Malls Participacoes SA	539,113	2,935
	Gerdau SA ADR	845,873	2,842
	Telefonica Brasil SA ADR	163,214	2,680
	Itau Unibanco Holding SA	214,839	2,474
	Cia de Saneamento Basico do Estado de Sao Paulo	418,117	2,470
	CPFL Energia SA	368,026	2,427
*	Qualicorp SA	265,900	2,189
	Localiza Rent a Car SA	181,513	2,116
	TOTVS SA	171,362	1,980
^	Cia Siderurgica Nacional SA ADR	732,648	1,971
	Natura Cosmeticos SA	206,031	1,969
	Estacio Participacoes SA	324,100	1,958
*	Petroleo Brasileiro SA Preference Shares	433,739	1,879
	Suzano Papel e Celulose SA Preference Shares Class A	373,900	1,874
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	54,330	1,839
	Multiplan Empreendimentos Imobiliarios SA	95,000	1,671
	M Dias Branco SA	56,262	1,616
	Cia Paranaense de Energia ADR	146,700	1,605
	Cia Energetica de Minas Gerais Preference Shares	328,837	1,588
	Porto Seguro SA	119,212	1,491
	Cia Energetica de Sao Paulo Preference Shares	227,834	1,437
	Sul America SA	299,488	1,411
	Cosan SA Industria e Comercio	137,934	1,351
	Tim Participacoes SA ADR	81,069	1,274

3

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	327,171	1,274
*	B2W Cia Digital	131,300	1,193
	EDP - Energias do Brasil SA	303,800	1,155
	Bradespar SA Preference Shares	279,268	1,117
	Braskem SA ADR	134,494	1,116
	Tim Participacoes SA	347,930	1,114
	Metalurgica Gerdau SA Preference Shares Class A	333,929	1,091
	Via Varejo SA	162,000	1,016
	Duratex SA	355,705	1,002
	Gerdau SA Preference Shares	282,486	942
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	474,854	941
	Embraer SA	113,800	888
	Usinas Siderurgicas de Minas Gerais SA	147,820	824
	Centrais Eletricas Brasileiras SA	328,299	795
	Lojas Americanas SA	178,295	781
	Centrais Eletricas Brasileiras SA Preference Shares	252,976	743
	EcoRodovias Infraestrutura e Logistica SA	251,700	741
	Transmissora Alianca de Energia Eletrica SA	108,644	715
*	Oi SA Preference Shares	350,557	657
	AES Tiete SA Preference Shares	112,916	648
	Multiplus SA	56,323	626
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	41,462	585
	Cia Siderurgica Nacional SA	217,400	582
	Itau Unibanco Holding SA Preference Shares	44,008	563
	Cia Energetica de Minas Gerais	99,669	481
	AES Tiete SA	62,900	303
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	17,268	301
*	Oi SA	160,034	300
	Guararapes Confeccoes SA	9,777	264
	Cia Paranaense de Energia	24,000	182
	Arteris SA	57,398	156
	Braskem SA Preference Shares	33,000	138
	Oi SA ADR	68,948	133
	Banco Bradesco SA Preference Shares	11,037	118
	Cia Paranaense de Energia Preference Shares	4,200	47
	Oi SA ADR	4,655	9
*	Itausa - Investimentos Itau SA	7	—
			439,200
Canada (6.2%)
	Royal Bank of Canada	1,846,447	122,602
	Toronto-Dominion Bank	2,368,298	109,336
*	Valeant Pharmaceuticals International Inc.	396,972	86,084
	Bank of Nova Scotia	1,553,127	85,644
	Suncor Energy Inc.	1,869,577	60,883
	Canadian National Railway Co.	923,567	59,632
	Enbridge Inc.	1,091,895	57,070
^	Bank of Montreal	834,138	54,494
	Canadian Natural Resources Ltd.	1,405,953	46,717
	Manulife Financial Corp.	2,525,300	45,964
	TransCanada Corp.	902,813	41,904
	Canadian Imperial Bank of Commerce	513,191	41,208
	Brookfield Asset Management Inc. Class A	727,051	39,152
	Canadian Pacific Railway Ltd.	193,896	36,968
	Potash Corp. of Saskatchewan Inc.	1,062,004	34,681
	Magna International Inc.	504,889	25,443
	Sun Life Financial Inc.	783,077	25,060
	Cenovus Energy Inc.	1,061,016	19,989
	Goldcorp Inc.	1,033,449	19,453
	Agrium Inc.	186,581	19,331
	Alimentation Couche-Tard Inc. Class B	499,475	19,118
	Thomson Reuters Corp.	464,714	19,093
	Barrick Gold Corp.	1,376,626	17,891
	National Bank of Canada	422,889	17,087
	Rogers Communications Inc. Class B	464,011	16,576

4

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Catamaran Corp.	266,518	15,825
	BCE Inc.	357,336	15,754
	Loblaw Cos. Ltd.	295,277	15,010
	Imperial Oil Ltd.	340,388	15,004
^	Crescent Point Energy Corp.	572,911	14,963
*	Fairfax Financial Holdings Ltd.	27,296	14,909
^	Pembina Pipeline Corp.	424,241	14,765
	Encana Corp.	1,039,664	14,761
*	CGI Group Inc. Class A	340,954	14,350
	Intact Financial Corp.	170,039	13,097
	Power Corp. of Canada	450,673	12,383
	Great-West Lifeco Inc.	389,523	11,949
	Shaw Communications Inc. Class B	521,458	11,920
	First Quantum Minerals Ltd.	766,352	11,738
	Fortis Inc.	348,443	11,341
	Restaurant Brands International Inc.	270,971	11,057
	Inter Pipeline Ltd.	411,618	10,781
	Talisman Energy Inc.	1,320,318	10,538
	Franco-Nevada Corp.	199,208	10,343
	Silver Wheaton Corp.	519,498	10,248
	Canadian Tire Corp. Ltd. Class A	94,966	10,059
^	RioCan REIT	398,101	9,853
	Saputo Inc.	326,222	9,666
	Metro Inc.	322,836	9,333
	Power Financial Corp.	300,985	9,310
	Teck Resources Ltd. Class B	607,576	9,211
	TELUS Corp.	263,594	9,117
	CI Financial Corp.	306,388	9,005
	Cameco Corp.	511,969	9,005
^	ARC Resources Ltd.	430,416	8,808
	Agnico Eagle Mines Ltd.	279,197	8,451
	Husky Energy Inc.	376,497	8,419
*	Tourmaline Oil Corp.	229,255	7,912
	Canadian Utilities Ltd. Class A	239,648	7,786
	SNC-Lavalin Group Inc.	196,848	7,097
	Canadian Oil Sands Ltd.	615,304	6,686
*	BlackBerry Ltd.	642,662	6,525
	George Weston Ltd.	67,450	5,572
	Bombardier Inc. Class B	2,498,440	5,053
	IGM Financial Inc.	128,465	4,859
	Finning International Inc.	230,373	4,720
	Yamana Gold Inc.	1,208,413	4,617
	Eldorado Gold Corp.	920,428	4,585
*	Turquoise Hill Resources Ltd.	1,053,321	4,418
*	MEG Energy Corp.	196,743	3,795
	Barrick Gold Corp.	112,553	1,465
*	Brookfield Asset Management Inc. Class A	22,000	1,185
	Bombardier Inc. Class A	57,933	121
	Restaurant Brands International LP	1,203	47
			1,568,796
Chile (0.3%)
	Empresa Nacional de Electricidad SA ADR	138,955	6,409
	Enersis SA ADR	328,867	5,844
	Empresas COPEC SA	484,369	5,559
	SACI Falabella	602,600	4,701
	Empresas CMPC SA	1,401,745	3,929
	Cencosud SA	1,412,081	3,657
	Banco Santander Chile ADR	165,350	3,606
	Banco de Chile	30,459,335	3,498
*	Latam Airlines Group SA	360,475	3,451
	Enersis SA	8,755,223	3,059
	Sociedad Quimica y Minera de Chile SA ADR	137,176	2,996
	Colbun SA	8,947,193	2,703
	Banco de Credito e Inversiones	53,682	2,681

5

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Corpbanca SA	195,710,385	2,218
	Aguas Andinas SA Class A	3,554,967	2,105
	Cia Cervecerias Unidas SA	186,103	2,027
	AES Gener SA	3,139,361	1,809
	ENTEL Chile SA	132,235	1,496
	Embotelladora Andina SA Preference Shares	291,638	926
	Banco Santander Chile	15,222,058	820
*	Latam Airlines Group SA	72,072	682
	Empresa Nacional de Electricidad SA	350,630	540
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,990	44
			64,760
China (5.4%)
*	Tencent Holdings Ltd.	6,865,060	141,687
	China Mobile Ltd.	6,690,204	95,558
	China Construction Bank Corp.	92,617,277	89,907
	Industrial & Commercial Bank of China Ltd.	92,507,500	80,247
	Bank of China Ltd.	96,704,541	66,262
	China Life Insurance Co. Ltd.	9,557,000	46,383
	Ping An Insurance Group Co. of China Ltd.	3,204,438	45,827
	CNOOC Ltd.	20,615,536	35,154
	PetroChina Co. Ltd.	27,088,000	34,937
	China Petroleum & Chemical Corp.	32,717,400	30,878
	China Overseas Land & Investment Ltd.	5,245,760	21,851
	Agricultural Bank of China Ltd.	33,149,715	18,663
	China Pacific Insurance Group Co. Ltd.	3,320,120	17,996
	China Merchants Bank Co. Ltd.	5,909,508	17,738
	China Telecom Corp. Ltd.	20,856,000	15,450
	Lenovo Group Ltd.	8,345,966	14,351
	CITIC Ltd.	7,036,000	14,075
*	China Unicom Hong Kong Ltd.	7,414,123	13,925
*,^	Hanergy Thin Film Power Group Ltd.	14,330,000	13,336
	Hengan International Group Co. Ltd.	952,517	11,751
	China Minsheng Banking Corp. Ltd.	7,831,060	11,435
	China Shenhua Energy Co. Ltd.	4,366,500	11,340
	China Communications Construction Co. Ltd.	5,993,000	10,900
	Bank of Communications Co. Ltd.	10,384,220	10,644
	Great Wall Motor Co. Ltd.	1,329,750	10,090
	China Resources Land Ltd.	2,763,369	10,026
	PICC Property & Casualty Co. Ltd.	4,228,540	9,368
	China CITIC Bank Corp. Ltd.	9,795,843	8,883
	Belle International Holdings Ltd.	6,773,839	8,694
^	Evergrande Real Estate Group Ltd.	7,915,336	7,485
	China Resources Power Holdings Co. Ltd.	2,436,400	7,350
	China Railway Group Ltd.	4,862,000	6,823
	ENN Energy Holdings Ltd.	946,000	6,809
	China Merchants Holdings International Co. Ltd.	1,494,893	6,782
	CITIC Securities Co. Ltd.	1,514,000	6,707
	Brilliance China Automotive Holdings Ltd.	3,484,000	6,539
	Beijing Enterprises Holdings Ltd.	709,800	6,487
	Sinopharm Group Co. Ltd.	1,357,600	6,448
	New China Life Insurance Co. Ltd.	1,029,043	6,368
	Haitong Securities Co. Ltd.	1,937,200	6,327
	China Everbright International Ltd.	3,359,000	6,264
	Huaneng Power International Inc.	4,416,000	6,263
	Dongfeng Motor Group Co. Ltd.	3,764,000	6,253
	Anhui Conch Cement Co. Ltd.	1,522,500	6,156
	CSPC Pharmaceutical Group Ltd.	5,325,765	5,530
	Zhuzhou CSR Times Electric Co. Ltd.	637,000	5,416
	Byd Co. Ltd.	895,641	5,411
	China Longyuan Power Group Corp. Ltd.	4,250,000	5,267
*,^	Alibaba Pictures Group Ltd.	10,430,000	5,130
	China Resources Enterprise Ltd.	1,602,000	4,908
	China Railway Construction Corp. Ltd.	2,427,574	4,847
*,2	China CNR Corp. Ltd.	2,366,000	4,833

6

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	China Taiping Insurance Holdings Co. Ltd.	1,263,026	4,692
	China Oilfield Services Ltd.	2,280,000	4,681
^	CSR Corp. Ltd.	2,390,000	4,607
	China National Building Material Co. Ltd.	3,686,400	4,471
	GOME Electrical Appliances Holding Ltd.	17,403,357	4,458
*,2	CGN Power Co. Ltd.	7,938,000	4,442
*,^	China Vanke Co. Ltd.	1,655,738	4,385
*	Alibaba Health Information Technology Ltd.	2,802,000	4,325
^	Fosun International Ltd.	1,718,000	4,282
	Kunlun Energy Co. Ltd.	3,568,000	4,236
	Beijing Enterprises Water Group Ltd.	4,886,000	4,214
	Guangdong Investment Ltd.	2,800,000	4,175
^	Shanghai Electric Group Co. Ltd.	4,054,000	4,134
	Sino Biopharmaceutical Ltd.	3,555,627	4,059
*	Aluminum Corp. of China Ltd.	6,220,000	4,013
*	GCL-Poly Energy Holdings Ltd.	13,199,000	3,992
	Sino-Ocean Land Holdings Ltd.	4,791,185	3,986
	Country Garden Holdings Co. Ltd.	7,170,812	3,871
	Shimao Property Holdings Ltd.	1,613,594	3,799
	China State Construction International Holdings Ltd.	1,958,000	3,774
	China Gas Holdings Ltd.	2,069,592	3,657
^	Kingsoft Corp. Ltd.	924,000	3,612
	China Everbright Ltd.	1,084,000	3,584
	Jiangxi Copper Co. Ltd.	1,726,000	3,562
	Chongqing Changan Automobile Co. Ltd. Class B	1,057,621	3,470
	COSCO Pacific Ltd.	2,196,578	3,445
	Shenzhou International Group Holdings Ltd.	718,944	3,381
2	People's Insurance Co. Group of China Ltd.	4,849,000	3,358
	Haier Electronics Group Co. Ltd.	1,157,215	3,329
	Air China Ltd.	2,724,000	3,285
	Geely Automobile Holdings Ltd.	5,730,000	3,223
	AviChina Industry & Technology Co. Ltd.	2,788,000	3,159
	Chongqing Rural Commercial Bank Co. Ltd.	3,519,000	3,139
	Guangzhou Automobile Group Co. Ltd.	2,843,558	3,087
	Tsingtao Brewery Co. Ltd.	478,000	3,037
	Zhejiang Expressway Co. Ltd.	1,898,000	3,014
	Longfor Properties Co. Ltd.	1,725,000	2,994
*,^	China COSCO Holdings Co. Ltd.	3,224,800	2,965
	China Resources Gas Group Ltd.	848,000	2,945
	Zijin Mining Group Co. Ltd.	7,472,000	2,883
	Sunac China Holdings Ltd.	2,177,707	2,864
*	China Everbright Bank Co. Ltd.	4,137,297	2,803
	Sinopec Shanghai Petrochemical Co. Ltd.	4,491,000	2,713
*,2	Dalian Wanda Commercial Properties Co. Ltd.	325,400	2,668
	ZTE Corp.	792,826	2,668
*	China Shipping Container Lines Co. Ltd.	4,633,700	2,613
	Shenzhen International Holdings Ltd.	1,362,500	2,561
	Sihuan Pharmaceutical Holdings Group Ltd.	4,459,000	2,537
	TravelSky Technology Ltd.	1,302,000	2,525
^	Yanzhou Coal Mining Co. Ltd.	2,462,910	2,463
	ANTA Sports Products Ltd.	1,114,000	2,450
	Weichai Power Co. Ltd.	617,200	2,445
	Datang International Power Generation Co. Ltd.	4,124,000	2,412
	Shanghai Pharmaceuticals Holding Co. Ltd.	762,900	2,375
*	China Cinda Asset Management Co. Ltd.	3,958,000	2,349
^	China Coal Energy Co. Ltd.	3,527,000	2,318
^,2	China Galaxy Securities Co. Ltd.	1,375,500	2,250
	Shanghai Industrial Holdings Ltd.	564,000	2,249
	Huaneng Renewables Corp. Ltd.	5,084,000	2,220
	Huadian Power International Corp. Ltd.	1,972,000	2,183
	China Southern Airlines Co. Ltd.	2,159,000	2,122
	Metallurgical Corp. of China Ltd.	3,590,000	2,119
	Shandong Weigao Group Medical Polymer Co. Ltd.	2,276,000	2,103
	Jiangsu Expressway Co. Ltd.	1,526,000	2,095

7

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	China Power International Development Ltd.	3,175,130	2,047
	Far East Horizon Ltd.	1,917,445	2,025
	China International Marine Containers Group Co. Ltd.	744,720	2,007
	Beijing Capital International Airport Co. Ltd.	1,852,000	1,968
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,297,454	1,968
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	512,000	1,949
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	637,393	1,944
^	China Huishan Dairy Holdings Co. Ltd.	8,939,438	1,906
	Yuexiu Property Co. Ltd.	7,759,708	1,897
	China Medical System Holdings Ltd.	1,047,542	1,849
	China Communications Services Corp. Ltd.	3,258,800	1,836
	Haitian International Holdings Ltd.	725,000	1,803
	Kingboard Chemical Holdings Ltd.	990,100	1,802
	BBMG Corp.	1,450,000	1,795
	Sinotrans Ltd.	2,340,000	1,791
	Franshion Properties China Ltd.	4,418,000	1,785
	Huadian Fuxin Energy Corp. Ltd.	3,160,134	1,700
^	China Molybdenum Co. Ltd.	1,676,000	1,676
	Nine Dragons Paper Holdings Ltd.	1,919,331	1,567
*	GF Securities Co. Ltd.	491,600	1,557
	China Resources Cement Holdings Ltd.	2,424,000	1,541
	Guangzhou R&F Properties Co. Ltd.	1,197,200	1,527
	Shenzhen Investment Ltd.	2,762,808	1,517
*	China Eastern Airlines Corp. Ltd.	1,960,000	1,513
*	Sinopec Oilfield Service Corp.	2,602,000	1,507
2	Sinopec Engineering Group Co. Ltd.	1,395,093	1,506
	China Agri-Industries Holdings Ltd.	2,622,200	1,497
	KWG Property Holding Ltd.	1,471,500	1,487
	Agile Property Holdings Ltd.	1,754,750	1,465
	Poly Property Group Co. Ltd.	2,286,000	1,465
^	Golden Eagle Retail Group Ltd.	970,000	1,453
	SOHO China Ltd.	1,862,000	1,413
*	China Shipping Development Co. Ltd.	1,608,000	1,345
	China South City Holdings Ltd.	2,888,000	1,273
	Xinjiang Goldwind Science & Technology Co. Ltd.	536,400	1,246
	China National Materials Co. Ltd.	3,386,000	1,244
	Beijing Jingneng Clean Energy Co. Ltd.	2,500,000	1,236
	Greentown China Holdings Ltd.	994,121	1,233
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	264,684	1,222
*,^	Li Ning Co. Ltd.	2,185,104	1,209
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,727,405	1,199
	Angang Steel Co. Ltd.	1,396,000	1,160
	Guangshen Railway Co. Ltd.	1,744,000	1,155
^	China Hongqiao Group Ltd.	1,231,886	1,147
	CSG Holding Co. Ltd. Class B	933,712	1,116
*	Renhe Commercial Holdings Co. Ltd.	19,380,000	1,091
*,2	BAIC Motor Corp. Ltd.	729,200	1,079
^	China Zhongwang Holdings Ltd.	1,709,600	1,036
*	Luye Pharma Group Ltd.	803,000	1,030
	China BlueChemical Ltd.	2,310,000	1,029
*,2	Shengjing Bank Co. Ltd.	823,140	998
	Huishang Bank Corp. Ltd.	1,839,504	988
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	258,000	987
	Lee & Man Paper Manufacturing Ltd.	1,665,200	943
*,^	China Yurun Food Group Ltd.	2,700,000	931
*	Hopson Development Holdings Ltd.	784,000	919
^	Dongfang Electric Corp. Ltd.	404,400	917
	Shenzhen Expressway Co. Ltd.	878,000	838
^	Biostime International Holdings Ltd.	182,500	836
	China Machinery Engineering Corp.	629,361	835
	Guangdong Electric Power Development Co. Ltd. Class B	817,560	827
*	Maanshan Iron & Steel Co. Ltd.	2,122,000	825
	Weifu High-Technology Group Co. Ltd. Class B	175,784	821
	China Dongxiang Group Co. Ltd.	3,304,000	808

8

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	996,370	796
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	251,691	794
	Dazhong Transportation Group Co. Ltd. Class B	658,000	789
^	Zhaojin Mining Industry Co. Ltd.	1,092,500	785
	China Merchants Property Development Co. Ltd. Class B	263,825	776
	Zhongsheng Group Holdings Ltd.	821,000	749
*	BOE Technology Group Co. Ltd. Class B	1,675,520	746
	CIMC Enric Holdings Ltd.	670,287	741
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	345,760	729
	Harbin Electric Co. Ltd.	862,000	707
*	China Foods Ltd.	934,000	699
*	China Conch Venture Holdings Ltd.	257,000	690
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	256,100	690
	Sichuan Expressway Co. Ltd.	1,186,000	650
*	Sinofert Holdings Ltd.	2,341,153	644
	Kingboard Laminates Holdings Ltd.	1,255,000	643
	Anhui Gujing Distillery Co. Ltd. Class B	156,700	626
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	193,500	624
	Bosideng International Holdings Ltd.	3,466,000	605
	Jiangling Motors Corp. Ltd. Class B	111,283	597
	Wumart Stores Inc.	662,094	579
	Sinotruk Hong Kong Ltd.	804,500	574
	Anhui Expressway Co. Ltd.	628,000	542
*,2	Tianhe Chemicals Group Ltd.	3,538,329	534
*	Huadian Energy Co. Ltd. Class B	749,100	524
	Shandong Chenming Paper Holdings Ltd. Class B	584,700	462
	Double Coin Holdings Ltd. Class B	255,000	446
*	CITIC Resources Holdings Ltd.	2,472,690	443
	Tianjin Capital Environmental Protection Group Co. Ltd.	420,000	441
*	Shanghai Haixin Group Co. Class B	462,434	434
	Beijing North Star Co. Ltd.	922,000	431
	Shanghai Bailian Group Co. Ltd. Class B	188,490	428
	Foshan Electrical and Lighting Co. Ltd. Class B	303,520	397
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	143,700	363
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	402,235	328
*	Sany Heavy Equipment International Holdings Co. Ltd.	966,000	272
	Shandong Chenming Paper Holdings Ltd.	311,500	235
	Bengang Steel Plates Co. Ltd. Class B	372,700	195
	Jinzhou Port Co. Ltd. Class B	211,860	145
			1,375,728
Colombia (0.1%)
	Bancolombia SA ADR	146,497	6,632
	Grupo de Inversiones Suramericana SA	295,294	4,852
*	Ecopetrol SA	4,821,790	4,109
	Almacenes Exito SA	286,092	3,070
	Cementos Argos SA	521,160	2,214
	Corp Financiera Colombiana SA	129,502	2,082
	Grupo Aval Acciones y Valores Preference Shares	3,741,358	1,901
	Grupo de Inversiones Suramericana SA Preference Shares	119,309	1,778
*	Ecopetrol SA ADR	87,360	1,496
	Isagen SA ESP	1,055,378	1,411
	Interconexion Electrica SA ESP	414,847	1,393
*	Cemex Latam Holdings SA	217,281	1,213
	Grupo Aval Acciones y Valores ADR	46,834	474
			32,625
Czech Republic (0.0%)
	CEZ AS	200,600	5,212
	Komercni banka as	20,685	4,610
	O2 Czech Republic AS	75,099	616
			10,438
Denmark (1.2%)
	Novo Nordisk A/S Class B	2,501,609	140,442
	Danske Bank A/S	1,012,638	28,719

9

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	AP Moeller - Maersk A/S Class B	8,586	17,040
	Pandora A/S	151,623	15,672
	Novozymes A/S	297,894	13,744
	Vestas Wind Systems A/S	282,252	12,802
	Carlsberg A/S Class B	136,733	12,466
	AP Moeller - Maersk A/S Class A	5,852	11,282
	Coloplast A/S Class B	126,037	10,288
	DSV A/S	227,662	7,897
	TDC A/S	1,018,150	7,752
	ISS A/S	200,081	6,758
	Chr Hansen Holding A/S	116,603	5,645
*	Jyske Bank A/S	89,440	4,380
	Tryg A/S	29,878	3,244
*	William Demant Holding A/S	34,096	2,804
*	H Lundbeck A/S	70,930	1,380
			302,315
Egypt (0.1%)
	Commercial International Bank Egypt SAE	1,063,539	7,697
	Talaat Moustafa Group	1,204,944	1,586
*	Global Telecom Holding SAE GDR	652,803	1,430
*	Egyptian Financial Group-Hermes Holding Co.	610,981	1,140
	Juhayna Food Industries	607,623	742
	Egypt Kuwait Holding Co. SAE	1,096,639	723
*	Orascom Construction Ltd.	51,534	685
*	Ezz Steel	349,074	590
*	ElSwedy Electric Co.	90,127	560
	Telecom Egypt Co.	362,333	469
	Sidi Kerir Petrochemicals Co.	165,354	319
			15,941
Finland (0.6%)
^	Nokia Oyj	4,794,912	32,353
	Sampo Oyj Class A	603,934	29,263
	Kone Oyj Class B	488,261	21,006
	UPM-Kymmene Oyj	688,080	12,450
	Fortum Oyj	568,273	11,222
	Wartsila OYJ Abp	201,442	9,242
	Stora Enso Oyj	718,670	7,563
^	Nokian Renkaat Oyj	174,383	5,667
	Metso Oyj	177,039	5,033
	Neste Oil Oyj	174,707	4,752
	Orion Oyj Class B	127,497	4,169
	Kesko Oyj Class B	83,186	3,399
			146,119
France (6.5%)
	Sanofi	1,470,696	149,703
^	TOTAL SA	2,607,839	141,215
	BNP Paribas SA	1,254,882	79,248
	AXA SA	2,473,100	62,534
	LVMH Moet Hennessy Louis Vuitton SE	321,800	56,272
	Schneider Electric SE	709,413	53,028
^	Danone SA	714,446	51,699
	Airbus Group NV	710,394	49,232
	Societe Generale SA	927,281	46,359
^	Vivendi SA	1,648,110	41,316
	Orange SA	2,311,781	38,078
^	GDF Suez	1,826,040	37,153
	Vinci SA	598,333	36,699
*	L'Oreal SA Loyalty Line	190,657	36,385
	Pernod Ricard SA	252,362	31,365
	Essilor International SA	253,134	30,839
	Air Liquide SA	220,519	28,840
	Air Liquide SA	219,013	28,643
	Cie Generale des Etablissements Michelin	240,135	26,779

10

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Cie de Saint-Gobain	586,120	26,637
	Safran SA	358,217	26,174
*	Carrefour SA	756,541	26,085
	Renault SA	239,366	25,186
*,^	L'Oreal SA	114,331	21,819
	Publicis Groupe SA	257,856	21,627
	Legrand SA	341,188	19,728
	Kering	95,712	17,701
	Cap Gemini SA	193,005	17,196
	Valeo SA	99,740	15,990
	Credit Agricole SA	942,471	14,663
^	Accor SA	259,162	14,211
	SES SA	383,776	13,450
	Christian Dior SE	67,009	13,100
*	Veolia Environnement SA	597,087	12,634
	Dassault Systemes	162,559	12,526
*	Alcatel-Lucent	3,560,791	12,363
	Sodexo SA	116,213	11,760
	Hermes International	31,034	11,704
	Klepierre	225,210	10,924
^	Bouygues SA	244,309	10,086
	Natixis SA	1,188,809	9,840
*	Lafarge SA	134,714	9,829
	Groupe Eurotunnel SE	594,989	9,539
^	Technip SA	136,480	9,304
*	Peugeot SA	483,419	9,139
	Zodiac Aerospace	248,051	9,109
*	Alstom SA	280,502	8,812
	Atos SE	112,148	8,766
	Ingenico	68,557	8,602
^	Suez Environnement Co.	416,648	8,498
	Thales SA	132,095	8,041
	Bureau Veritas SA	335,146	7,892
	Eutelsat Communications SA	213,156	7,432
	Lafarge SA	100,431	7,328
*	Numericable-SFR SAS	129,846	7,209
	Rexel SA	379,922	7,160
	Bollore SA	1,241,451	7,095
	Edenred	261,034	6,998
	Arkema SA	86,434	6,956
	Iliad SA	29,463	6,946
	SCOR SE	183,781	6,615
	Casino Guichard Perrachon SA	74,423	6,581
	STMicroelectronics NV	803,921	6,412
	Societe BIC SA	35,382	6,044
	Gecina SA	43,481	5,963
*	Credit Agricole SA Loyalty Line	374,217	5,822
	Electricite de France SA	228,757	5,821
	Lagardere SCA	149,280	4,792
	Wendel SA	38,112	4,681
	Aeroports de Paris	36,876	4,546
	Fonciere Des Regions	45,744	4,330
	JCDecaux SA	99,527	3,932
	CNP Assurances	212,485	3,819
	ICADE	43,873	3,816
	Vallourec SA	153,586	3,622
	Eurazeo SA	49,038	3,510
	Eiffage SA	54,728	3,337
	Imerys SA	42,124	3,206
*	Electricite de France SA Loyalty Line	102,414	2,606
^	Societe Television Francaise 1	141,485	2,473
	Ipsen SA	42,048	2,415
	Remy Cointreau SA	31,607	2,378
	SEB SA	25,588	2,370

11

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	BioMerieux	19,580	2,112
	Euler Hermes Group	18,315	2,002
*,^	Air France-KLM	203,119	1,751
*	SEB SA Loyalty Line	9,727	901
			1,651,303
Germany (6.1%)
*	Bayer AG	1,062,581	152,940
	Daimler AG	1,226,412	117,916
	BASF SE	1,185,136	117,741
	Siemens AG	1,063,401	115,679
	Allianz SE	584,579	99,504
	SAP SE	1,147,495	86,711
	Deutsche Telekom AG	4,004,868	73,612
	Deutsche Bank AG	1,770,757	56,632
^	Volkswagen AG Preference Shares	196,870	50,683
	Bayerische Motoren Werke AG	416,832	49,172
	Linde AG	237,211	46,353
	Deutsche Post AG	1,220,415	40,186
^	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	194,552	37,976
	E.ON SE	2,380,649	37,062
*	Continental AG	138,880	32,547
	Fresenius SE & Co. KGaA	504,568	30,018
	Henkel AG & Co. KGaA Preference Shares	223,133	25,919
	Fresenius Medical Care AG & Co. KGaA	271,329	22,803
^	adidas AG	269,220	22,059
	Deutsche Boerse AG	237,220	19,657
	Porsche Automobil Holding SE Preference Shares	197,717	18,760
	Merck KGaA	166,120	17,909
	Infineon Technologies AG	1,437,889	16,905
*	Commerzbank AG	1,213,904	16,377
^	RWE AG	618,542	15,370
	Henkel AG & Co. KGaA	150,437	15,239
	ThyssenKrupp AG	545,820	14,502
	ProSiebenSat.1 Media AG	273,714	13,994
^	HeidelbergCement AG	180,695	13,870
	Brenntag AG	200,632	12,038
	Beiersdorf AG	129,187	11,237
	GEA Group AG	229,440	11,019
	HUGO BOSS AG	81,634	10,045
	Deutsche Wohnen AG	378,687	9,933
^	Volkswagen AG	38,157	9,666
	Symrise AG	154,565	9,372
	K&S AG	250,384	8,162
^	Hannover Rueck SE	78,549	7,985
*	QIAGEN NV	298,981	7,189
	United Internet AG	150,333	6,721
	Wirecard AG	147,571	6,481
	MTU Aero Engines AG	64,579	6,349
	METRO AG	173,993	6,306
	LANXESS AG	116,221	6,203
	OSRAM Licht AG	112,004	5,901
	MAN SE	46,352	5,029
	Evonik Industries AG	113,769	4,372
	Telefonica Deutschland Holding AG	680,769	4,219
*	Deutsche Lufthansa AG	301,792	4,162
*	Kabel Deutschland Holding AG	27,840	3,731
^	Fuchs Petrolub SE Preference Shares	86,375	3,638
*,2	Zalando SE	100,642	3,094
	Fraport AG Frankfurt Airport Services Worldwide	48,715	3,081
	Axel Springer SE	52,877	2,950
	Wacker Chemie AG	20,158	2,500
^	HOCHTIEF AG	32,206	2,489
	Fielmann AG	31,277	2,125
	Celesio AG	65,561	1,946

12

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	FUCHS PETROLUB SE	42,994	1,604
^	Suedzucker AG	96,737	1,458
^	Talanx AG	45,439	1,445
	Puma SE	3,355	684
			1,561,230
Greece (0.0%)
*	Hellenic Telecommunications Organization SA	309,333	2,812
*	National Bank of Greece SA	1,998,914	2,803
	OPAP SA	270,788	2,423
*	Alpha Bank AE	5,155,203	1,806
*	Piraeus Bank SA	2,529,719	1,129
			10,973
Hong Kong (2.7%)
	AIA Group Ltd.	15,463,881	102,842
	Hong Kong Exchanges and Clearing Ltd.	1,474,300	56,201
	Hutchison Whampoa Ltd.	2,583,722	37,985
*	CK Hutchison Holdings Ltd.	1,688,331	36,624
	Sun Hung Kai Properties Ltd.	1,968,499	32,694
	Hang Seng Bank Ltd.	987,400	19,236
	Jardine Matheson Holdings Ltd.	309,546	19,125
	Hong Kong & China Gas Co. Ltd.	8,025,844	19,118
	BOC Hong Kong Holdings Ltd.	4,653,882	18,051
	Link REIT	2,903,343	18,009
	CLP Holdings Ltd.	2,009,257	17,588
	Power Assets Holdings Ltd.	1,733,812	17,500
	Galaxy Entertainment Group Ltd.	2,684,000	12,899
	Sands China Ltd.	3,109,200	12,674
	Wharf Holdings Ltd.	1,732,275	12,481
	Hongkong Land Holdings Ltd.	1,521,865	12,320
	Swire Pacific Ltd. Class A	832,941	11,234
*,^	Goldin Financial Holdings Ltd.	2,625,402	10,501
	Henderson Land Development Co. Ltd.	1,240,335	9,944
	Hang Lung Properties Ltd.	2,930,000	9,905
	Jardine Strategic Holdings Ltd.	283,000	9,712
	Want Want China Holdings Ltd.	8,435,805	9,253
	New World Development Co. Ltd.	6,864,309	9,105
	China Mengniu Dairy Co. Ltd.	1,774,000	8,987
	MTR Corp. Ltd.	1,734,000	8,522
	Li & Fung Ltd.	7,443,555	7,581
	Sino Land Co. Ltd.	3,883,600	6,833
	Bank of East Asia Ltd.	1,496,407	6,492
	Cheung Kong Infrastructure Holdings Ltd.	742,000	6,286
	Techtronic Industries Co. Ltd.	1,664,500	5,891
	Samsonite International SA	1,595,720	5,820
	Wheelock & Co. Ltd.	1,013,000	5,704
	Tingyi Cayman Islands Holding Corp.	2,603,667	5,498
	Swire Properties Ltd.	1,461,700	5,022
^	AAC Technologies Holdings Inc.	889,000	4,693
	Yue Yuen Industrial Holdings Ltd.	1,036,830	3,940
	Hysan Development Co. Ltd.	782,000	3,613
^	Prada SPA	642,606	3,489
	Kerry Properties Ltd.	811,500	3,312
*	Semiconductor Manufacturing International Corp.	29,998,000	3,306
^	Sun Art Retail Group Ltd.	3,191,555	3,283
	PCCW Ltd.	4,930,000	3,282
	ASM Pacific Technology Ltd.	293,100	3,271
	Cathay Pacific Airways Ltd.	1,251,015	3,221
	SJM Holdings Ltd.	2,245,000	2,846
	Wynn Macau Ltd.	1,399,700	2,833
	NWS Holdings Ltd.	1,649,500	2,799
	First Pacific Co. Ltd.	2,872,350	2,785
	Huabao International Holdings Ltd.	2,442,000	2,743
	VTech Holdings Ltd.	196,700	2,735
*,2	WH Group Ltd.	3,839,161	2,680

13

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Melco Crown Entertainment Ltd. ADR	126,300	2,579
	Hopewell Holdings Ltd.	669,000	2,573
	Esprit Holdings Ltd.	2,603,244	2,466
	Television Broadcasts Ltd.	360,300	2,347
	Shangri-La Asia Ltd.	1,494,390	2,267
	New World China Land Ltd.	3,233,400	2,193
*	FIH Mobile Ltd.	3,829,000	2,041
	MGM China Holdings Ltd.	929,776	1,755
*,^	Melco Crown Entertainment Ltd.	247,200	1,694
^	Chow Tai Fook Jewellery Group Ltd.	1,394,400	1,688
^	Melco International Development Ltd.	985,000	1,665
	L'Occitane International SA	559,500	1,647
	Johnson Electric Holdings Ltd.	438,375	1,629
	Champion REIT	2,925,000	1,585
	Xinyi Glass Holdings Ltd.	2,310,000	1,539
	Cafe de Coral Holdings Ltd.	410,000	1,537
^	Orient Overseas International Ltd.	249,000	1,528
	China Travel International Investment Hong Kong Ltd.	3,334,000	1,485
*	Global Brands Group Holding Ltd.	7,237,555	1,480
	Shui On Land Ltd.	4,203,200	1,358
*	United Co. RUSAL plc	2,201,876	1,331
	Shun Tak Holdings Ltd.	2,239,625	1,301
^	Uni-President China Holdings Ltd.	1,591,702	1,285
	Dah Sing Financial Holdings Ltd.	177,321	1,245
*,^	Brightoil Petroleum Holdings Ltd.	3,794,000	1,209
	Great Eagle Holdings Ltd.	314,000	1,159
^	Shougang Fushan Resources Group Ltd.	4,414,000	1,133
	Kerry Logistics Network Ltd.	658,000	1,060
	Lifestyle International Holdings Ltd.	551,500	1,031
	Dah Sing Banking Group Ltd.	470,063	1,022
^	Xinyi Solar Holdings Ltd.	2,670,000	934
^	Towngas China Co. Ltd.	848,921	910
*,^	Macau Legend Development Ltd.	2,055,000	777
	Texwinca Holdings Ltd.	776,000	753
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,531,000	708
^	SA Sa International Holdings Ltd.	1,235,844	629
	Hopewell Highway Infrastructure Ltd.	1,211,100	602
*,^	China Huarong Energy Co. Ltd.	4,279,229	574
	Kowloon Development Co. Ltd.	406,000	519
*	China Oceanwide Holdings Ltd.	2,988,000	464
	Parkson Retail Group Ltd.	1,727,000	438
			698,608
Hungary (0.0%)
	OTP Bank plc	241,559	5,341
	MOL Hungarian Oil & Gas plc	58,630	3,262
	Richter Gedeon Nyrt	192,045	3,224
*	Magyar Telekom Telecommunications plc	520,363	778
			12,605
India (2.1%)
	Infosys Ltd. ADR	1,224,852	37,946
	Housing Development Finance Corp. Ltd.	1,979,378	36,407
	HDFC Bank Ltd. ADR	416,997	23,702
	Tata Consultancy Services Ltd.	603,580	23,372
	ICICI Bank Ltd. ADR	1,856,342	20,290
2	Reliance Industries Ltd. GDR	720,499	19,302
	Sun Pharmaceutical Industries Ltd.	1,288,065	19,011
	Oil & Natural Gas Corp. Ltd.	2,610,761	12,471
	ITC Ltd.	2,419,156	12,260
	Hindustan Unilever Ltd.	886,520	11,862
*	Axis Bank Ltd.	1,313,788	11,728
	Tata Motors Ltd.	1,258,899	10,092
	State Bank of India GDR	233,263	9,814
	Bharti Airtel Ltd.	1,592,232	9,534
	Kotak Mahindra Bank Ltd.	454,547	9,520

14

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Coal India Ltd.	1,650,774	9,401
	HCL Technologies Ltd.	661,970	9,173
	Wipro Ltd. ADR	761,059	8,729
	Reliance Industries Ltd.	636,382	8,631
	Lupin Ltd.	270,504	7,538
	Larsen & Toubro Ltd.	275,289	7,051
	Dr Reddy's Laboratories Ltd. ADR	131,085	6,814
	Mahindra & Mahindra Ltd.	375,961	6,768
	NTPC Ltd.	2,465,187	5,824
	Sesa Sterlite Ltd.	1,661,931	5,466
*	Tech Mahindra Ltd.	557,112	5,450
	Idea Cellular Ltd.	1,790,191	4,922
	Hero MotoCorp Ltd.	120,585	4,417
	Asian Paints Ltd.	359,733	4,315
	Power Grid Corp. of India Ltd.	1,926,533	4,310
	Bharti Infratel Ltd.	678,588	4,282
	Maruti Suzuki India Ltd.	72,758	4,264
	IndusInd Bank Ltd.	319,935	4,146
	Cipla Ltd.	401,720	4,015
*	United Spirits Ltd.	73,431	3,847
	Ultratech Cement Ltd.	82,151	3,452
	Adani Enterprises Ltd.	322,956	3,419
	Aurobindo Pharma Ltd.	163,842	3,312
*	Bosch Ltd.	9,337	3,306
	Zee Entertainment Enterprises Ltd.	668,625	3,276
	Yes Bank Ltd.	233,337	3,078
	Adani Ports & Special Economic Zone Ltd.	607,864	3,034
	Nestle India Ltd.	28,798	2,977
	Ambuja Cements Ltd.	753,765	2,754
	Bharat Heavy Electricals Ltd.	713,945	2,672
	Bajaj Auto Ltd.	84,972	2,604
	Dabur India Ltd.	649,909	2,573
	Bharat Petroleum Corp. Ltd.	212,330	2,553
	IDFC Ltd.	952,848	2,512
	Godrej Consumer Products Ltd.	146,783	2,429
	Shriram Transport Finance Co. Ltd.	152,742	2,331
	Siemens Ltd.	106,825	2,284
	Bharat Forge Ltd.	114,309	2,253
	Indian Oil Corp. Ltd.	386,187	2,193
	JSW Steel Ltd.	147,411	2,160
	GAIL India Ltd.	373,693	2,119
	Hindalco Industries Ltd.	1,028,237	2,076
	Rural Electrification Corp. Ltd.	422,864	2,072
	LIC Housing Finance Ltd.	306,377	2,070
	Motherson Sumi Systems Ltd.	260,300	2,060
	NMDC Ltd.	970,189	1,953
	Eicher Motors Ltd.	7,954	1,899
	Glenmark Pharmaceuticals Ltd.	134,879	1,887
	Cairn India Ltd.	557,913	1,875
	Indiabulls Housing Finance Ltd.	190,150	1,772
	Marico Ltd.	279,493	1,765
	Shree Cement Ltd.	10,304	1,650
	Tata Steel Ltd.	286,120	1,620
	Power Finance Corp. Ltd.	387,594	1,618
	Cadila Healthcare Ltd.	60,319	1,615
	Titan Co. Ltd.	267,853	1,611
	Grasim Industries Ltd.	27,587	1,558
	Piramal Enterprises Ltd.	105,231	1,552
*	Bank of Baroda	536,326	1,425
	Crompton Greaves Ltd.	514,425	1,362
	Mahindra & Mahindra Financial Services Ltd.	323,420	1,362
	Pidilite Industries Ltd.	152,435	1,360
	Tata Power Co. Ltd.	1,131,636	1,349
	ABB India Ltd.	63,706	1,338

15

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Divi's Laboratories Ltd.	49,016	1,328
	Steel Authority of India Ltd.	1,202,031	1,312
	Hindustan Petroleum Corp. Ltd.	133,397	1,311
	Oracle Financial Services Software Ltd.	24,892	1,298
	Colgate-Palmolive India Ltd.	40,625	1,270
	GlaxoSmithKline Consumer Healthcare Ltd.	12,832	1,267
	Infosys Ltd.	41,426	1,265
	ACC Ltd.	55,743	1,256
*	GlaxoSmithKline Pharmaceuticals Ltd.	24,954	1,249
	United Breweries Ltd.	84,385	1,236
	Britannia Industries Ltd.	35,660	1,232
*	Reliance Communications Ltd.	1,262,907	1,200
*	ICICI Bank Ltd.	221,425	1,157
	DLF Ltd.	531,581	1,135
	Bharat Electronics Ltd.	23,335	1,130
	Punjab National Bank	443,003	1,111
	HDFC Bank Ltd.	70,792	1,103
	Cummins India Ltd.	78,667	1,066
	Oil India Ltd.	147,579	1,062
	Reliance Infrastructure Ltd.	162,539	1,059
	Bajaj Finserv Ltd.	46,655	1,052
	Jindal Steel & Power Ltd.	468,685	1,023
	Castrol India Ltd.	138,471	965
	Reliance Capital Ltd.	139,880	887
*	Ashok Leyland Ltd.	808,985	884
	JSW Energy Ltd.	484,420	872
	Aditya Birla Nuvo Ltd.	33,586	828
	Wockhardt Ltd.	40,782	822
	Hindustan Zinc Ltd.	296,781	791
	Dr Reddy's Laboratories Ltd.	14,261	742
	Exide Industries Ltd.	250,282	675
	Bajaj Holdings & Investment Ltd.	31,525	641
	Wipro Ltd.	75,365	637
	Canara Bank	105,157	625
	NHPC Ltd.	1,955,291	607
	Mphasis Ltd.	96,829	601
	Tata Communications Ltd.	87,649	600
*	Reliance Power Ltd.	653,447	582
	Godrej Industries Ltd.	92,551	525
	Sun TV Network Ltd.	94,259	515
*	Bank of India	146,073	497
*	Adani Power Ltd.	689,830	465
*	Jaiprakash Associates Ltd.	1,377,495	446
	Union Bank of India	188,519	426
	IDBI Bank Ltd.	356,488	418
	Tata Chemicals Ltd.	61,655	414
	GMR Infrastructure Ltd.	1,759,641	407
	Torrent Power Ltd.	143,644	373
*	Unitech Ltd.	1,523,516	368
	Great Eastern Shipping Co. Ltd.	57,738	309
*	Mangalore Refinery & Petrochemicals Ltd.	276,782	304
*	Essar Oil Ltd.	172,738	296
	Oriental Bank of Commerce	72,758	233
*	Corp Bank	112,610	101
			526,792
Indonesia (0.4%)
	Bank Central Asia Tbk PT	15,643,700	16,198
	Astra International Tbk PT	25,585,058	13,464
	Telekomunikasi Indonesia Persero Tbk PT	63,999,046	12,872
	Bank Rakyat Indonesia Persero Tbk PT	13,731,000	12,259
	Bank Mandiri Persero Tbk PT	11,962,878	9,840
	Unilever Indonesia Tbk PT	1,592,400	5,222
	Bank Negara Indonesia Persero Tbk PT	9,385,944	4,632
	Perusahaan Gas Negara Persero Tbk PT	13,301,100	4,192

16

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Semen Indonesia Persero Tbk PT	3,966,200	3,814
	Kalbe Farma Tbk PT	25,935,881	3,585
	United Tractors Tbk PT	2,159,358	3,551
	Indofood Sukses Makmur Tbk PT	5,947,500	3,087
	Indocement Tunggal Prakarsa Tbk PT	1,743,700	2,816
	Gudang Garam Tbk PT	566,600	2,178
	Charoen Pokphand Indonesia Tbk PT	9,920,800	2,163
	Indofood CBP Sukses Makmur Tbk PT	1,959,500	1,989
	Surya Citra Media Tbk PT	7,011,100	1,563
	Tower Bersama Infrastructure Tbk PT	2,273,700	1,486
	Adaro Energy Tbk PT	18,145,458	1,222
	Bank Danamon Indonesia Tbk PT	3,890,294	1,190
	Jasa Marga Persero Tbk PT	2,496,000	1,189
	XL Axiata Tbk PT	3,296,500	1,023
	Media Nusantara Citra Tbk PT	5,807,500	985
	Tambang Batubara Bukit Asam Persero Tbk PT	958,600	689
	Astra Agro Lestari Tbk PT	400,000	625
	Global Mediacom Tbk PT	4,668,800	557
*	Vale Indonesia Tbk PT	2,111,500	454
	Indo Tambangraya Megah Tbk PT	444,600	432
*	Indosat Tbk PT	1,188,500	367
*	Aneka Tambang Persero Tbk PT	3,116,500	190
			113,834
Ireland (0.2%)
	Kerry Group plc Class A	187,410	13,785
*	Bank of Ireland	35,225,771	13,617
	Ryanair Holdings plc ADR	159,864	10,367
	Smurfit Kappa Group plc	288,503	8,833
	Ryanair Holdings plc	20,481	240
*	Irish Bank Resolution Corp. Ltd.	236,607	—
			46,842
Israel (0.5%)
	Teva Pharmaceutical Industries Ltd.	1,209,598	73,500
*	Bank Leumi Le-Israel BM	1,633,934	6,351
	Bank Hapoalim BM	1,236,175	6,183
	NICE-Systems Ltd.	78,549	4,722
	Bezeq The Israeli Telecommunication Corp. Ltd.	2,399,423	4,545
	Israel Chemicals Ltd.	588,627	4,119
	Elbit Systems Ltd.	39,331	3,112
	Azrieli Group	52,717	2,274
*	Israel Discount Bank Ltd. Class A	1,276,990	2,243
	Frutarom Industries Ltd.	44,077	1,874
	Gazit-Globe Ltd.	125,373	1,659
*	Mizrahi Tefahot Bank Ltd.	141,635	1,584
	Delek Group Ltd.	5,340	1,490
	Shikun & Binui Ltd.	523,985	1,178
	Israel Corp. Ltd.	2,583	951
	Osem Investments Ltd.	40,567	866
	Paz Oil Co. Ltd.	5,494	839
*	Strauss Group Ltd.	35,763	637
	Melisron Ltd.	14,451	554
	Harel Insurance Investments & Financial Services Ltd.	111,920	523
*	Oil Refineries Ltd.	1,179,965	422
*	Kenon Holdings Ltd.	18,081	392
*	Clal Insurance Enterprises Holdings Ltd.	22,729	377
	Delek Automotive Systems Ltd.	29,330	356
	First International Bank Of Israel Ltd.	22,480	316
	Migdal Insurance & Financial Holding Ltd.	232,284	281
*	Cellcom Israel Ltd. (Registered)	50,556	233
*	Partner Communications Co. Ltd.	91,767	231
*	Shufersal Ltd.	1	—
			121,812

17

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
Italy (1.6%)
	Eni SPA	3,162,370	60,673
	Intesa Sanpaolo SPA (Registered)	15,431,791	51,843
	UniCredit SPA	6,163,074	44,239
	Enel SPA	8,795,707	41,691
	Assicurazioni Generali SPA	1,619,805	31,650
*	Fiat Chrysler Automobiles NV	1,126,369	16,773
*	Telecom Italia SPA (Registered)	13,413,538	15,832
	Luxottica Group SPA	226,831	14,938
	Snam SPA	2,786,436	14,515
	Atlantia SPA	513,542	14,443
	CNH Industrial NV	1,192,035	10,473
	Unione di Banche Italiane SCpA	1,098,092	8,716
	Terna Rete Elettrica Nazionale SPA	1,819,082	8,576
	Pirelli & C. SPA	435,346	7,532
*	Telecom Italia SPA (Bearer)	7,658,148	7,370
*	Banco Popolare SC	460,848	7,286
	Mediobanca SPA	707,894	6,872
*	Finmeccanica SPA	494,795	6,313
	EXOR SPA	124,390	5,739
	Prysmian SPA	267,926	5,464
*	Mediaset SPA	988,499	5,081
*	Tenaris SA	330,341	5,072
*,^	Saipem SPA	320,773	4,253
	Tenaris SA ADR	137,850	4,239
	Enel Green Power SPA	1,947,149	3,781
^	Banca Monte dei Paschi di Siena SPA	5,578,519	3,438
	Davide Campari-Milano SPA	375,317	2,903
	UnipolSai SPA	1,021,332	2,858
	Mediolanum SPA	323,889	2,719
	Salvatore Ferragamo SPA	59,189	1,841
	UnipolSai SPA	475,874	1,335
	Parmalat SPA	458,943	1,271
			419,729
Japan (16.7%)
	Toyota Motor Corp.	3,403,761	236,933
	Mitsubishi UFJ Financial Group Inc.	18,166,807	129,063
	Honda Motor Co. Ltd.	2,304,146	77,247
	SoftBank Corp.	1,207,854	75,503
	Sumitomo Mitsui Financial Group Inc.	1,725,614	75,348
	Mizuho Financial Group Inc.	30,682,263	58,489
	KDDI Corp.	2,384,766	56,429
	FANUC Corp.	253,583	55,779
	Takeda Pharmaceutical Co. Ltd.	993,531	51,009
	Canon Inc.	1,333,077	47,531
	Japan Tobacco Inc.	1,352,800	47,241
*	Sony Corp.	1,474,900	44,589
	Astellas Pharma Inc.	2,835,980	44,158
	Central Japan Railway Co.	244,612	43,689
	East Japan Railway Co.	487,326	43,073
	Seven & i Holdings Co. Ltd.	1,001,429	43,046
	Hitachi Ltd.	5,953,350	40,619
	Mitsubishi Corp.	1,813,594	39,131
	Panasonic Corp.	2,725,584	39,041
	Mitsubishi Estate Co. Ltd.	1,620,247	38,136
	Tokio Marine Holdings Inc.	913,827	37,253
	Murata Manufacturing Co. Ltd.	258,600	36,440
	Mitsui Fudosan Co. Ltd.	1,224,500	36,299
	Bridgestone Corp.	857,097	35,898
	Nissan Motor Co. Ltd.	3,267,125	33,915
	Mitsubishi Electric Corp.	2,543,148	33,213
	Shin-Etsu Chemical Co. Ltd.	530,966	32,457
	Kao Corp.	676,900	32,416
	Keyence Corp.	58,621	31,295

18

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

		Market
		Value
	Shares	($000)
Mitsui & Co. Ltd.	2,214,318	30,970
Denso Corp.	611,445	30,356
Nomura Holdings Inc.	4,516,900	29,303
Nippon Telegraph & Telephone Corp.	428,157	28,911
Nippon Steel & Sumitomo Metal Corp.	10,830,069	28,171
Fuji Heavy Industries Ltd.	805,500	26,936
Fast Retailing Co. Ltd.	68,200	26,863
ORIX Corp.	1,663,600	25,584
Kubota Corp.	1,602,266	25,077
ITOCHU Corp.	2,025,258	24,937
Komatsu Ltd.	1,225,800	24,662
SMC Corp.	79,753	23,991
Dai-ichi Life Insurance Co. Ltd.	1,448,500	23,807
Eisai Co. Ltd.	355,511	23,697
Daikin Industries Ltd.	345,414	23,270
Nintendo Co. Ltd.	136,600	22,935
Mitsubishi Heavy Industries Ltd.	4,114,890	22,799
NTT DOCOMO Inc.	1,277,200	22,622
FUJIFILM Holdings Corp.	588,272	22,158
Nidec Corp.	294,692	22,044
Kyocera Corp.	421,024	21,978
Sumitomo Mitsui Trust Holdings Inc.	4,937,168	21,733
Sumitomo Realty & Development Co. Ltd.	556,762	21,489
Hoya Corp.	549,600	21,182
MS&AD Insurance Group Holdings Inc.	701,475	20,074
Toshiba Corp.	4,897,452	19,622
Secom Co. Ltd.	267,444	18,954
Daiwa Securities Group Inc.	2,269,500	18,827
Daiwa House Industry Co. Ltd.	832,906	18,595
Oriental Land Co. Ltd.	271,004	18,347
Tokyo Gas Co. Ltd.	3,037,242	17,527
Toray Industries Inc.	2,013,390	17,502
Rakuten Inc.	994,400	17,373
Suzuki Motor Corp.	536,100	17,328
Sumitomo Corp.	1,445,938	17,073
Asahi Group Holdings Ltd.	514,883	16,557
Sompo Japan Nipponkoa Holdings Inc.	496,300	16,214
Asahi Kasei Corp.	1,709,807	16,101
Ajinomoto Co. Inc.	722,697	16,024
Otsuka Holdings Co. Ltd.	495,400	15,637
Daiichi Sankyo Co. Ltd.	890,540	15,468
Fujitsu Ltd.	2,310,055	15,312
Kirin Holdings Co. Ltd.	1,151,656	15,244
JFE Holdings Inc.	660,100	14,902
Inpex Corp.	1,182,805	14,845
* Olympus Corp.	411,805	14,829
Shimano Inc.	102,200	14,640
Sumitomo Electric Industries Ltd.	983,894	13,901
Shionogi & Co. Ltd.	415,800	13,707
Nitto Denko Corp.	213,659	13,692
West Japan Railway Co.	245,194	13,580
JX Holdings Inc.	3,116,930	13,573
Dentsu Inc.	289,018	13,473
Mazda Motor Corp.	687,300	13,472
Marubeni Corp.	2,148,274	13,302
Ono Pharmaceutical Co. Ltd.	120,200	13,027
Resona Holdings Inc.	2,423,173	12,921
Toyota Industries Corp.	220,057	12,463
T&D Holdings Inc.	849,679	12,261
Chubu Electric Power Co. Inc.	911,365	12,080
Tokyo Electron Ltd.	220,006	12,059
Omron Corp.	260,800	11,975
Daito Trust Construction Co. Ltd.	99,900	11,633
Aisin Seiki Co. Ltd.	253,309	11,583

19

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Aeon Co. Ltd.	928,000	11,545
	Unicharm Corp.	453,779	11,422
	TDK Corp.	157,100	11,316
	Sumitomo Chemical Co. Ltd.	2,009,500	11,301
	Sekisui House Ltd.	721,989	11,191
	NEC Corp.	3,308,000	11,006
	Terumo Corp.	426,902	10,965
	Mitsubishi Chemical Holdings Corp.	1,760,715	10,963
	Yamato Holdings Co. Ltd.	488,126	10,925
	Osaka Gas Co. Ltd.	2,547,921	10,814
	Sysmex Corp.	194,420	10,758
	MEIJI Holdings Co. Ltd.	92,545	10,632
	Kawasaki Heavy Industries Ltd.	2,004,037	10,329
	Bank of Yokohama Ltd.	1,595,869	10,128
	Japan Exchange Group Inc.	349,800	10,106
	Isuzu Motors Ltd.	760,500	10,080
	Hankyu Hanshin Holdings Inc.	1,662,700	10,036
*	Kansai Electric Power Co. Inc.	992,800	9,978
	Tokyu Corp.	1,484,537	9,870
	Ricoh Co. Ltd.	912,741	9,433
	NSK Ltd.	603,700	9,428
	Sumitomo Metal Mining Co. Ltd.	631,700	9,259
	Yakult Honsha Co. Ltd.	144,940	9,115
	Shiseido Co. Ltd.	505,599	9,107
	Asahi Glass Co. Ltd.	1,320,300	8,886
	Chugai Pharmaceutical Co. Ltd.	289,600	8,807
	Yamaha Motor Co. Ltd.	369,200	8,688
	Rohm Co. Ltd.	123,000	8,532
	IHI Corp.	1,856,000	8,509
	Makita Corp.	165,600	8,264
	Shizuoka Bank Ltd.	749,877	8,256
*	Tokyo Electric Power Co. Inc.	2,006,263	8,193
	Taisei Corp.	1,413,700	8,189
	Dai Nippon Printing Co. Ltd.	792,566	8,188
	Kintetsu Group Holdings Co. Ltd.	2,287,500	8,102
	Odakyu Electric Railway Co. Ltd.	795,210	8,002
	NGK Insulators Ltd.	356,000	7,997
	Nippon Paint Holdings Co. Ltd.	234,000	7,838
	Tohoku Electric Power Co. Inc.	610,900	7,685
	Chiba Bank Ltd.	926,500	7,614
	LIXIL Group Corp.	365,273	7,614
	Isetan Mitsukoshi Holdings Ltd.	468,140	7,574
	Nitori Holdings Co. Ltd.	97,282	7,482
	Mitsubishi Motors Corp.	809,520	7,449
	Toyota Tsusho Corp.	289,502	7,444
	NTT Data Corp.	165,900	7,423
	Recruit Holdings Co. Ltd.	220,150	7,411
	Sekisui Chemical Co. Ltd.	543,000	7,240
	NGK Spark Plug Co. Ltd.	255,508	7,155
	Kobe Steel Ltd.	3,928,000	7,140
	Yahoo Japan Corp.	1,717,300	7,016
	Nippon Express Co. Ltd.	1,215,500	6,978
	Kikkoman Corp.	243,000	6,930
	Minebea Co. Ltd.	450,000	6,900
	Santen Pharmaceutical Co. Ltd.	520,500	6,890
	Suntory Beverage & Food Ltd.	160,900	6,843
	Konica Minolta Inc.	606,189	6,694
	Nippon Yusen KK	2,104,700	6,616
^	Casio Computer Co. Ltd.	322,826	6,527
	Tobu Railway Co. Ltd.	1,349,690	6,434
	Electric Power Development Co. Ltd.	191,000	6,412
*	Kyushu Electric Power Co. Inc.	599,848	6,397
	Nikon Corp.	449,420	6,390
	Toppan Printing Co. Ltd.	759,000	6,364

20

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

		Market
		Value
	Shares	($000)
Seiko Epson Corp.	363,200	6,347
Fukuoka Financial Group Inc.	1,092,700	6,278
Asics Corp.	240,200	6,164
Kuraray Co. Ltd.	451,200	6,101
Lawson Inc.	84,500	6,076
Keio Corp.	769,031	5,940
Chugoku Electric Power Co. Inc.	403,900	5,930
Shimizu Corp.	824,000	5,926
Mitsubishi Materials Corp.	1,643,000	5,915
JGC Corp.	282,604	5,881
Hirose Electric Co. Ltd.	41,160	5,795
Obayashi Corp.	862,700	5,762
Alps Electric Co. Ltd.	230,800	5,733
Aozora Bank Ltd.	1,500,488	5,612
TOTO Ltd.	395,000	5,588
Don Quijote Holdings Co. Ltd.	73,100	5,577
Koito Manufacturing Co. Ltd.	156,700	5,483
Kansai Paint Co. Ltd.	307,000	5,472
NH Foods Ltd.	248,000	5,418
J Front Retailing Co. Ltd.	324,900	5,414
Oji Holdings Corp.	1,217,200	5,413
Suruga Bank Ltd.	242,200	5,339
Seibu Holdings Inc.	182,471	5,285
Bandai Namco Holdings Inc.	256,600	5,271
Kajima Corp.	1,100,200	5,255
Brother Industries Ltd.	330,300	5,255
Hamamatsu Photonics KK	178,400	5,204
Nissin Foods Holdings Co. Ltd.	107,800	5,169
Joyo Bank Ltd.	934,072	5,109
Mitsui OSK Lines Ltd.	1,446,500	5,107
Bank of Kyoto Ltd.	468,000	5,102
JTEKT Corp.	298,500	5,084
Nomura Research Institute Ltd.	128,000	5,051
Taiheiyo Cement Corp.	1,590,000	5,011
Japan Airlines Co. Ltd.	150,188	5,008
Keikyu Corp.	620,657	4,934
Kyowa Hakko Kirin Co. Ltd.	337,000	4,933
USS Co. Ltd.	278,300	4,900
Mitsubishi Tanabe Pharma Corp.	285,100	4,851
Daicel Corp.	401,700	4,843
Shinsei Bank Ltd.	2,355,000	4,819
Iyo Bank Ltd.	386,000	4,808
Ryohin Keikaku Co. Ltd.	29,900	4,768
Tokyu Fudosan Holdings Corp.	628,723	4,672
Seven Bank Ltd.	866,760	4,670
Hiroshima Bank Ltd.	791,200	4,621
Amada Holdings Co. Ltd.	457,700	4,619
Hisamitsu Pharmaceutical Co. Inc.	106,101	4,572
NOK Corp.	144,800	4,550
Trend Micro Inc.	134,500	4,550
Hino Motors Ltd.	347,000	4,527
Stanley Electric Co. Ltd.	199,400	4,474
JSR Corp.	259,000	4,418
Sumitomo Heavy Industries Ltd.	708,200	4,400
M3 Inc.	228,800	4,323
Toyo Suisan Kaisha Ltd.	123,500	4,321
Hokuhoku Financial Group Inc.	1,806,000	4,319
Yaskawa Electric Corp.	313,900	4,313
Yamaha Corp.	236,500	4,298
*,^ Sharp Corp.	1,989,657	4,287
Nagoya Railroad Co. Ltd.	1,085,000	4,286
Shimadzu Corp.	363,000	4,246
Sumitomo Rubber Industries Ltd.	227,400	4,216
Keisei Electric Railway Co. Ltd.	355,000	4,208

21

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Hulic Co. Ltd.	392,143	4,197
	Japan Airport Terminal Co. Ltd.	74,100	4,171
	Teijin Ltd.	1,227,000	4,168
	Gunma Bank Ltd.	584,000	4,135
	MISUMI Group Inc.	109,884	4,124
	ANA Holdings Inc.	1,490,258	4,120
	Taisho Pharmaceutical Holdings Co. Ltd.	58,500	4,111
	Nabtesco Corp.	149,000	4,098
	Tosoh Corp.	764,000	4,096
	THK Co. Ltd.	162,500	4,082
	Sony Financial Holdings Inc.	226,600	4,068
	Mabuchi Motor Co. Ltd.	67,400	4,036
	Toho Gas Co. Ltd.	653,000	3,954
	Pigeon Corp.	149,100	3,949
	Nisshin Seifun Group Inc.	336,625	3,926
	Hachijuni Bank Ltd.	503,000	3,921
	Mitsui Chemicals Inc.	1,183,000	3,911
	Keihan Electric Railway Co. Ltd.	673,000	3,903
	Toho Co. Ltd.	156,800	3,897
	SBI Holdings Inc.	293,790	3,897
	Yokogawa Electric Corp.	331,600	3,884
	Credit Saison Co. Ltd.	204,984	3,876
	Kurita Water Industries Ltd.	148,600	3,861
^	Yamaguchi Financial Group Inc.	308,000	3,861
	Nissan Chemical Industries Ltd.	192,600	3,817
	Hokuriku Electric Power Co.	256,500	3,792
	Daihatsu Motor Co. Ltd.	261,400	3,787
	Air Water Inc.	213,000	3,783
	Haseko Corp.	382,100	3,773
^	Yamada Denki Co. Ltd.	920,600	3,768
	Rinnai Corp.	49,600	3,763
	Hitachi Metals Ltd.	238,000	3,722
	Tokyo Tatemono Co. Ltd.	513,000	3,720
	Sega Sammy Holdings Inc.	264,900	3,698
	Calbee Inc.	90,804	3,697
	Miraca Holdings Inc.	71,800	3,612
	Chugoku Bank Ltd.	223,400	3,589
	Mitsubishi UFJ Lease & Finance Co. Ltd.	669,000	3,589
	AEON Financial Service Co. Ltd.	140,400	3,579
	Alfresa Holdings Corp.	237,700	3,562
	NTN Corp.	649,000	3,543
	Fuji Electric Co. Ltd.	747,000	3,523
	Toyo Seikan Group Holdings Ltd.	222,000	3,510
	Citizen Holdings Co. Ltd.	443,300	3,508
	Obic Co. Ltd.	83,800	3,505
	Marui Group Co. Ltd.	319,700	3,490
	Kewpie Corp.	141,400	3,450
	TonenGeneral Sekiyu KK	351,000	3,369
	Sojitz Corp.	1,718,500	3,360
	Shimamura Co. Ltd.	33,632	3,352
	FamilyMart Co. Ltd.	77,200	3,324
	Nankai Electric Railway Co. Ltd.	691,000	3,303
	Hakuhodo DY Holdings Inc.	306,900	3,284
	Yamazaki Baking Co. Ltd.	185,000	3,275
	NHK Spring Co. Ltd.	284,500	3,257
	Takashimaya Co. Ltd.	348,000	3,248
	Kaken Pharmaceutical Co. Ltd.	90,201	3,223
	Suzuken Co. Ltd.	102,987	3,223
	Benesse Holdings Inc.	102,700	3,219
	Tsuruha Holdings Inc.	44,208	3,206
	MediPal Holdings Corp.	233,800	3,190
	DIC Corp.	1,024,700	3,100
	Zenkoku Hosho Co. Ltd.	83,600	3,087
^	Taiyo Nippon Sanso Corp.	236,000	3,063

22

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Nomura Real Estate Holdings Inc.	150,100	3,051
	Nishi-Nippon City Bank Ltd.	955,700	3,045
	Otsuka Corp.	64,500	2,971
	Yokohama Rubber Co. Ltd.	276,000	2,970
	Kaneka Corp.	424,000	2,956
	Nippon Electric Glass Co. Ltd.	519,500	2,954
	Mitsubishi Gas Chemical Co. Inc.	525,000	2,934
	Dena Co. Ltd.	146,300	2,923
	Kawasaki Kisen Kaisha Ltd.	1,130,000	2,919
	Kamigumi Co. Ltd.	289,000	2,894
	Hoshizaki Electric Co. Ltd.	49,093	2,888
	CyberAgent Inc.	59,500	2,863
	Kobayashi Pharmaceutical Co. Ltd.	40,700	2,852
	Mitsubishi Logistics Corp.	184,000	2,846
	Nippon Shokubai Co. Ltd.	204,000	2,817
	Sohgo Security Services Co. Ltd.	84,500	2,755
	Aeon Mall Co. Ltd.	147,380	2,749
	Ezaki Glico Co. Ltd.	65,800	2,740
	Sugi Holdings Co. Ltd.	56,065	2,732
*	Shikoku Electric Power Co. Inc.	200,572	2,716
	Nippon Kayaku Co. Ltd.	223,000	2,696
	Disco Corp.	29,600	2,696
	Dowa Holdings Co. Ltd.	300,000	2,692
	Showa Denko KK	1,952,200	2,669
	Iida Group Holdings Co. Ltd.	197,900	2,656
^	Sumco Corp.	175,286	2,645
	Ibiden Co. Ltd.	150,400	2,630
	Nihon Kohden Corp.	100,000	2,628
	Sankyo Co. Ltd.	69,100	2,617
	Nippon Shinyaku Co. Ltd.	78,000	2,608
	Kakaku.com Inc.	167,188	2,593
	77 Bank Ltd.	447,000	2,580
	Sawai Pharmaceutical Co. Ltd.	45,100	2,567
	Sotetsu Holdings Inc.	540,000	2,561
	Showa Shell Sekiyu KK	264,200	2,549
	Kose Corp.	38,900	2,537
	Park24 Co. Ltd.	125,300	2,503
	Ebara Corp.	560,000	2,490
	Idemitsu Kosan Co. Ltd.	127,300	2,466
	Hitachi Chemical Co. Ltd.	127,100	2,460
	Advantest Corp.	206,500	2,435
	Topcon Corp.	92,000	2,393
	Konami Corp.	128,500	2,358
	Azbil Corp.	89,400	2,355
	Nexon Co. Ltd.	184,438	2,353
	Toyo Tire & Rubber Co. Ltd.	122,100	2,339
	Aoyama Trading Co. Ltd.	67,400	2,331
	Denki Kagaku Kogyo KK	569,000	2,323
	Sumitomo Dainippon Pharma Co. Ltd.	205,300	2,320
	Hitachi High-Technologies Corp.	79,400	2,301
	Tokai Tokyo Financial Holdings Inc.	299,100	2,298
	GS Yuasa Corp.	485,000	2,280
	Hitachi Construction Machinery Co. Ltd.	128,300	2,278
*	Hokkaido Electric Power Co. Inc.	246,600	2,274
	Lion Corp.	371,000	2,274
	Nippon Paper Industries Co. Ltd.	129,700	2,262
	Seino Holdings Co. Ltd.	194,000	2,227
	Zeon Corp.	247,000	2,217
	DMG Mori Seiki Co. Ltd.	134,900	2,200
	Sundrug Co. Ltd.	43,000	2,158
	OKUMA Corp.	199,000	2,156
	Ube Industries Ltd.	1,299,000	2,155
	Toyoda Gosei Co. Ltd.	92,400	2,138
	Sanwa Holdings Corp.	281,200	2,122

23

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Taiyo Yuden Co. Ltd.	142,900	2,113
	COMSYS Holdings Corp.	151,200	2,106
	Ushio Inc.	159,900	2,097
	Maruichi Steel Tube Ltd.	82,400	2,081
	Nishi-Nippon Railroad Co. Ltd.	474,000	2,079
	Resorttrust Inc.	79,500	2,077
	Japan Steel Works Ltd.	449,500	2,074
^	Sanrio Co. Ltd.	77,288	2,070
	Daido Steel Co. Ltd.	431,700	2,064
	Tadano Ltd.	142,000	2,060
	Japan Aviation Electronics Industry Ltd.	84,000	2,018
	Glory Ltd.	72,700	2,012
	Nagase & Co. Ltd.	152,000	2,009
	Izumi Co. Ltd.	50,100	1,984
	Tsumura & Co.	83,900	1,966
	Nisshinbo Holdings Inc.	189,000	1,958
	Fujikura Ltd.	410,000	1,953
	Chiyoda Corp.	215,000	1,951
	Nifco Inc.	54,600	1,934
*,^	Acom Co. Ltd.	579,100	1,923
	Oracle Corp. Japan	42,100	1,922
	Square Enix Holdings Co. Ltd.	91,000	1,911
	H2O Retailing Corp.	106,100	1,909
	TS Tech Co. Ltd.	64,100	1,909
	House Foods Group Inc.	93,200	1,903
	Kinden Corp.	135,000	1,896
	San-In Godo Bank Ltd.	198,000	1,895
	Sumitomo Forestry Co. Ltd.	162,300	1,881
	Nichirei Corp.	355,000	1,874
	Keiyo Bank Ltd.	314,000	1,859
	Okasan Securities Group Inc.	240,000	1,821
*	Japan Display Inc.	442,100	1,816
	Rohto Pharmaceutical Co. Ltd.	126,400	1,805
	Takara Holdings Inc.	239,800	1,787
	Matsumotokiyoshi Holdings Co. Ltd.	48,700	1,773
	Century Tokyo Leasing Corp.	56,044	1,770
	Wacoal Holdings Corp.	159,000	1,767
	Temp Holdings Co. Ltd.	55,400	1,755
	Sapporo Holdings Ltd.	446,200	1,751
	NTT Urban Development Corp.	168,200	1,751
	SCREEN Holdings Co. Ltd.	256,000	1,738
	Juroku Bank Ltd.	434,000	1,728
	K's Holdings Corp.	51,744	1,728
	Toyobo Co. Ltd.	1,127,000	1,718
	Nipro Corp.	178,600	1,714
	Mitsui Engineering & Shipbuilding Co. Ltd.	947,700	1,702
	Shiga Bank Ltd.	323,000	1,699
	Coca-Cola East Japan Co. Ltd.	89,500	1,673
	Higo Bank Ltd.	258,200	1,660
	KYORIN Holdings Inc.	71,920	1,654
	Mitsui Mining & Smelting Co. Ltd.	693,000	1,647
	Sumitomo Osaka Cement Co. Ltd.	499,000	1,625
	Awa Bank Ltd.	273,500	1,624
	Lintec Corp.	65,400	1,604
	SKY Perfect JSAT Holdings Inc.	254,400	1,593
	Shimachu Co. Ltd.	61,500	1,592
	North Pacific Bank Ltd.	401,500	1,586
	Furukawa Electric Co. Ltd.	863,000	1,582
	Daishi Bank Ltd.	418,000	1,576
	HIS Co. Ltd.	47,000	1,567
	SCSK Corp.	53,376	1,559
	Nisshin Steel Co. Ltd.	116,300	1,550
	Tokai Rika Co. Ltd.	63,400	1,549
	ABC-Mart Inc.	27,100	1,542

24

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Hyakugo Bank Ltd.	309,000	1,519
	Jafco Co. Ltd.	40,400	1,514
	Kagoshima Bank Ltd.	209,500	1,508
	Japan Petroleum Exploration Co. Ltd.	38,900	1,497
	Musashino Bank Ltd.	41,200	1,492
	UNY Group Holdings Co. Ltd.	262,400	1,484
	Autobacs Seven Co. Ltd.	94,400	1,470
	Kissei Pharmaceutical Co. Ltd.	49,000	1,454
	Cosmos Pharmaceutical Corp.	10,802	1,454
^	Kagome Co. Ltd.	92,600	1,452
	Start Today Co. Ltd.	59,100	1,448
^	Ito En Ltd.	68,700	1,427
	Senshu Ikeda Holdings Inc.	315,040	1,398
	Calsonic Kansei Corp.	191,700	1,397
^	Bic Camera Inc.	138,800	1,384
	Itochu Techno-Solutions Corp.	60,200	1,371
	Hokkoku Bank Ltd.	378,000	1,369
	Maeda Road Construction Co. Ltd.	78,895	1,300
	Coca-Cola West Co. Ltd.	80,600	1,282
	Rengo Co. Ltd.	289,000	1,264
	Pola Orbis Holdings Inc.	24,268	1,259
	Toda Corp.	304,000	1,253
^	Fukuyama Transporting Co. Ltd.	220,000	1,247
	Hitachi Capital Corp.	54,900	1,244
*,^	Aiful Corp.	359,692	1,240
	Yamato Kogyo Co. Ltd.	52,400	1,233
	Anritsu Corp.	169,179	1,213
*	Cosmo Oil Co. Ltd.	818,000	1,213
	Matsui Securities Co. Ltd.	129,900	1,207
	Shochiku Co. Ltd.	139,676	1,200
	Nanto Bank Ltd.	328,000	1,186
	Capcom Co. Ltd.	63,400	1,181
	Hyakujushi Bank Ltd.	343,500	1,179
	Nissan Shatai Co. Ltd.	91,359	1,176
	Canon Marketing Japan Inc.	62,500	1,174
*,^	COLOPL Inc.	56,900	1,165
	Hikari Tsushin Inc.	17,100	1,141
	Onward Holdings Co. Ltd.	169,000	1,137
	Mochida Pharmaceutical Co. Ltd.	16,600	1,135
	Toyota Boshoku Corp.	75,100	1,115
	Asatsu-DK Inc.	40,100	1,103
	Heiwa Corp.	50,700	1,057
	FP Corp.	29,106	1,044
	Nippon Television Holdings Inc.	59,500	1,026
	Nippo Corp.	59,531	996
^	Gree Inc.	144,200	931
	Exedy Corp.	37,026	909
	KYB Co. Ltd.	234,476	890
	Toshiba TEC Corp.	159,000	882
	Hitachi Transport System Ltd.	50,800	819
	Kandenko Co. Ltd.	125,000	793
	Komeri Co. Ltd.	35,100	790
	Fuji Media Holdings Inc.	53,500	749
*	Orient Corp.	449,632	725
	NS Solutions Corp.	20,700	695
	Shinko Electric Industries Co. Ltd.	81,800	654
	Toppan Forms Co. Ltd.	54,400	652
	PanaHome Corp.	89,000	649
	Tokyo Broadcasting System Holdings Inc.	47,300	620
	Sumitomo Real Estate Sales Co. Ltd.	19,320	525
	Daikyo Inc.	340,000	512
^	Takata Corp.	40,800	504
	TV Asahi Holdings Corp.	26,100	482
	Mitsubishi Shokuhin Co. Ltd.	18,502	391

25

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*,^	Aplus Financial Co. Ltd.	101,100	109
			4,257,470
Malaysia (0.8%)
	Public Bank Bhd. (Local)	3,993,700	21,833
	Tenaga Nasional Bhd.	4,530,200	18,233
	Malayan Banking Bhd.	6,105,974	15,779
	CIMB Group Holdings Bhd.	6,767,900	11,196
	Axiata Group Bhd.	5,534,324	10,458
	Sime Darby Bhd.	4,007,697	10,183
	DiGi.Com Bhd.	4,813,266	8,115
	Genting Bhd.	2,848,100	6,991
	Maxis Bhd.	3,385,800	6,584
	Petronas Gas Bhd.	1,007,700	6,425
	Petronas Chemicals Group Bhd.	3,714,168	6,107
	IOI Corp. Bhd.	4,779,765	5,820
	IHH Healthcare Bhd.	3,494,300	5,800
	MISC Bhd.	1,880,523	4,812
	Genting Malaysia Bhd.	3,803,500	4,585
	Kuala Lumpur Kepong Bhd.	690,700	4,297
	IJM Corp. Bhd.	1,986,720	4,091
	AMMB Holdings Bhd.	2,232,000	4,054
	Gamuda Bhd.	2,521,800	3,701
	SapuraKencana Petroleum Bhd.	4,927,696	3,669
	British American Tobacco Malaysia Bhd.	181,300	3,403
	PPB Group Bhd.	754,500	3,246
	YTL Corp. Bhd.	6,898,653	3,233
	Telekom Malaysia Bhd.	1,379,000	2,863
	Hong Leong Bank Bhd.	722,360	2,851
	UMW Holdings Bhd.	833,100	2,486
	Petronas Dagangan Bhd.	382,200	2,297
	Malaysia Airports Holdings Bhd.	1,129,400	2,043
	RHB Capital Bhd.	883,400	1,956
	Alliance Financial Group Bhd.	1,412,600	1,875
2	Astro Malaysia Holdings Bhd.	1,972,868	1,737
	YTL Power International Bhd.	3,858,647	1,731
	IOI Properties Group Bhd.	2,508,754	1,504
	Lafarge Malaysia Bhd.	550,710	1,491
	Bumi Armada Bhd.	4,390,500	1,463
	Felda Global Ventures Holdings Bhd.	2,359,400	1,369
	Hong Leong Financial Group Bhd.	271,500	1,231
	KLCCP Stapled Group	596,300	1,181
	Westports Holdings Bhd.	868,996	1,097
	SP Setia Bhd Group	1,102,300	1,054
	Berjaya Sports Toto Bhd.	1,141,630	1,044
	AirAsia Bhd.	1,500,800	955
	MMC Corp. Bhd.	1,136,100	858
	UEM Sunrise Bhd.	1,798,200	649
*	Parkson Holdings Bhd.	828,542	499
	Malaysia Marine and Heavy Engineering Holdings Bhd.	445,200	152
			207,001
Mexico (0.9%)
	America Movil SAB de CV	37,183,495	39,045
*	Fomento Economico Mexicano SAB de CV	2,785,734	25,254
*	Grupo Televisa SAB	3,384,000	24,629
	Wal-Mart de Mexico SAB de CV	7,259,953	17,149
	Grupo Financiero Banorte SAB de CV	2,926,160	16,685
	Grupo Mexico SAB de CV Class B	5,020,455	15,498
*	Cemex SAB de CV ADR	1,089,021	10,476
	Fibra Uno Administracion SA de CV	3,082,421	7,691
	Alfa SAB de CV Class A	3,745,898	7,606
*	Grupo Bimbo SAB de CV Class A	2,440,328	6,553
	Grupo Financiero Inbursa SAB de CV	2,649,200	6,325
*	Cemex SAB de CV	5,737,108	5,534
	Coca-Cola Femsa SAB de CV	542,924	4,343

26

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Mexichem SAB de CV	1,444,521	4,137
	Grupo Aeroportuario del Sureste SAB de CV Class B	288,356	4,081
	Grupo Financiero Santander Mexico SAB de CV Class B	1,896,750	3,865
	Grupo Aeroportuario del Pacifico SAB de CV Class B	440,700	3,138
*	Promotora y Operadora de Infraestructura SAB de CV	250,993	2,886
	Industrias Penoles SAB de CV	166,329	2,821
	Gruma SAB de CV Class B	212,400	2,561
	Grupo Carso SAB de CV	608,763	2,509
	Kimberly-Clark de Mexico SAB de CV Class A	1,097,740	2,435
	Gentera SAB de CV	1,403,000	2,395
	Arca Continental SAB de CV	375,083	2,304
*	OHL Mexico SAB de CV	964,400	1,943
*	Alsea SAB de CV	644,205	1,934
	Controladora Comercial Mexicana SAB de CV	571,829	1,841
*	Megacable Holdings SAB de CV	372,800	1,551
*	Infraestructura Energetica Nova SAB de CV	246,709	1,436
	Grupo Lala SAB de CV	594,800	1,205
	Grupo Elektra SAB DE CV	44,910	1,175
*	Genomma Lab Internacional SAB de CV Class B	957,946	1,130
	Grupo Comercial Chedraui SA de CV	356,400	1,070
*	Industrias Bachoco SAB de CV Class B	210,600	941
	Grupo Sanborns SAB de CV	528,840	845
*	Industrias CH SAB de CV Class B	206,767	843
	Organizacion Soriana SAB de CV Class B	330,700	806
*	Minera Frisco SAB de CV	775,051	644
	Concentradora Fibra Danhos SA de CV	242,600	601
	Alpek SAB de CV	388,445	524
			238,409
Morocco (0.0%)
	Douja Promotion Groupe Addoha SA	142,052	453

Netherlands (2.0%)
	Unilever NV	1,998,035	87,156
*	ING Groep NV	4,957,819	76,061
	ASML Holding NV	416,978	44,872
	Unibail-Rodamco SE	124,550	34,390
	Koninklijke Philips NV	1,166,452	33,412
	Akzo Nobel NV	312,707	23,926
	Heineken NV	283,345	22,321
	Koninklijke Ahold NV	1,148,337	22,248
	Aegon NV	2,450,001	19,330
	Reed Elsevier NV	749,288	18,071
	Koninklijke KPN NV	3,967,502	14,711
^	ArcelorMittal	1,275,086	13,569
	Koninklijke DSM NV	225,552	12,863
	Wolters Kluwer NV	383,459	12,423
*	Altice SA	107,159	11,331
^	Gemalto NV	102,680	9,539
	Heineken Holding NV	124,357	8,669
	Randstad Holding NV	140,369	8,372
*	NN Group NV	204,706	5,968
	Boskalis Westminster NV	102,095	5,305
	TNT Express NV	598,974	5,113
	Koninklijke Vopak NV	86,671	4,549
*	OCI NV	103,069	3,073
			497,272
New Zealand (0.1%)
	Fletcher Building Ltd.	874,727	5,537
	Spark New Zealand Ltd.	2,362,167	5,345
	Auckland International Airport Ltd.	1,253,723	4,399
	Fisher & Paykel Healthcare Corp. Ltd.	675,551	3,346
	Ryman Healthcare Ltd.	519,402	3,226
	SKYCITY Entertainment Group Ltd.	890,217	2,852
	SKY Network Television Ltd.	470,946	2,256

27

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Mighty River Power Ltd.	867,274	1,990
	Contact Energy Ltd.	452,749	1,961
*,^	Xero Ltd.	94,824	1,432
*	Kiwi Property Group Ltd.	1,400,819	1,382
	Air New Zealand Ltd.	662,393	1,361
	Vector Ltd.	313,090	772
	Warehouse Group Ltd.	147,257	310
			36,169
Norway (0.5%)
	Statoil ASA	1,224,857	25,968
^	DNB ASA	1,371,622	24,367
	Telenor ASA	885,988	20,010
	Yara International ASA	227,806	11,672
^	Norsk Hydro ASA	1,720,548	8,148
	Orkla ASA	1,013,771	7,961
	Schibsted ASA	106,115	6,602
	Seadrill Ltd.	449,859	5,734
	Marine Harvest ASA	356,809	4,349
	Subsea 7 SA	368,451	4,093
^	Gjensidige Forsikring ASA	213,949	3,722
			122,626
Other (0.2%)[3]
4	Vanguard FTSE Emerging Markets ETF	1,251,023	54,882

Peru (0.1%)
	Credicorp Ltd. (New York Shares)	63,873	9,610
	Cia de Minas Buenaventura SAA ADR	291,434	3,258
	Credicorp Ltd.	1,338	204
			13,072
Philippines (0.3%)
	SM Investments Corp.	399,066	8,062
	Philippine Long Distance Telephone Co.	107,350	6,736
	Ayala Land Inc.	7,648,648	6,617
	Universal Robina Corp.	1,244,440	6,069
	Ayala Corp.	296,548	5,186
	JG Summit Holdings Inc.	2,852,570	4,569
	BDO Unibank Inc.	1,820,868	4,453
	Bank of the Philippine Islands	1,939,056	4,404
	SM Prime Holdings Inc.	9,911,045	4,144
	Aboitiz Equity Ventures Inc.	2,910,630	3,697
	Metropolitan Bank & Trust Co.	1,589,887	3,314
	Alliance Global Group Inc.	5,771,000	3,280
	International Container Terminal Services Inc.	1,182,060	2,916
	Jollibee Foods Corp.	619,440	2,764
	GT Capital Holdings Inc.	92,591	2,609
	Aboitiz Power Corp.	2,482,780	2,390
	DMCI Holdings Inc.	6,851,400	2,306
	Manila Electric Co.	373,840	2,185
	Megaworld Corp.	14,335,131	1,700
	Globe Telecom Inc.	34,465	1,685
*	Semirara Mining and Power Corp. Class A	370,760	1,377
	Energy Development Corp.	7,178,600	1,302
*	LT Group Inc.	3,109,773	1,038
	Bloomberry Resorts Corp.	3,198,200	802
	Emperador Inc.	2,155,296	560
	Petron Corp.	2,326,000	514
*	Travellers International Hotel Group Inc.	1,844,200	279
	San Miguel Corp.	174,433	268
			85,226
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,106,010	11,061
	Powszechny Zaklad Ubezpieczen SA	72,787	9,493
^	Bank Pekao SA	166,612	8,660
	Polski Koncern Naftowy Orlen SA	422,243	8,019

28

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	KGHM Polska Miedz SA	177,167	6,212
	PGE Polska Grupa Energetyczna SA	940,743	5,413
	Polskie Gornictwo Naftowe i Gazownictwo SA	2,228,692	4,020
*	Bank Zachodni WBK SA	36,298	3,748
*	LPP SA	1,628	3,458
	Energa SA	402,376	2,789
	Orange Polska SA	843,152	2,388
*	mBank SA	15,857	2,051
^	Cyfrowy Polsat SA	266,525	1,858
	Tauron Polska Energia SA	1,299,222	1,738
	Asseco Poland SA	92,551	1,559
	Bank Millennium SA	763,416	1,550
	CCC SA	27,594	1,458
*	Alior Bank SA	58,124	1,418
*,^	Synthos SA	1,022,531	1,339
	Grupa Azoty SA	57,763	1,317
	Bank Handlowy w Warszawie SA	40,252	1,273
	Enea SA	260,329	1,178
*	Grupa Lotos SA	114,526	978
	Eurocash SA	95,980	974
*	TVN SA	192,520	909
*,^	Getin Noble Bank SA	1,464,514	727
	ING Bank Slaski SA	2,753	109
*	Jastrzebska Spolka Weglowa SA	320	1
			85,698
Portugal (0.1%)
	EDP - Energias de Portugal SA	2,471,105	9,880
	Galp Energia SGPS SA	489,393	6,685
*	Banco Comercial Portugues SA	47,487,207	4,729
	Jeronimo Martins SGPS SA	321,763	4,694
	EDP Renovaveis SA	250,865	1,753
*	Banco Espirito Santo SA	3,873,216	34
			27,775
Russia (0.9%)
	Gazprom OAO ADR	6,012,631	35,228
	Lukoil OAO ADR	627,042	32,077
	Magnit PJSC GDR	360,149	19,759
	Sberbank of Russia	10,545,546	15,705
	NOVATEK OAO	1,427,036	13,663
	MMC Norilsk Nickel OJSC ADR	602,808	11,355
	Tatneft OAO ADR	306,428	10,511
	Rosneft OAO GDR	1,586,749	7,829
	Surgutneftegas OAO Preference Shares	9,782,000	7,374
	Surgutneftegas OAO ADR	912,764	6,611
	Gazprom OAO	2,185,455	6,497
	Mobile TeleSystems OJSC	1,032,110	5,310
	Sberbank of Russia ADR	815,250	4,839
	AK Transneft OAO Preference Shares	1,942	4,567
2	VTB Bank OJSC GDR	1,751,901	4,333
	VTB Bank OJSC	3,097,238,867	3,928
	Uralkali PJSC	1,257,196	3,684
*	Alrosa AO	2,190,000	2,908
	Moscow Exchange MICEX-RTS OAO	1,678,490	2,504
	Severstal PAO GDR	206,271	2,287
	MegaFon OAO GDR	119,946	2,034
	RusHydro JSC	161,974,634	1,877
	Novolipetsk Steel OJSC	1,124,273	1,487
	Sistema JSFC GDR	180,896	1,366
	Mobile TeleSystems OJSC ADR	105,080	1,269
	PhosAgro OAO GDR	95,475	1,164
*	Bashneft OAO	27,887	1,159
	E.ON Russia JSC	18,049,100	1,103
	Rostelecom OJSC	682,908	1,049
	Rostelecom OJSC ADR	100,601	928

29

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	LSR Group PJSC GDR	268,081	745
*	Inter RAO UES JSC	24,257,300	572
	Magnitogorsk Iron & Steel Works OJSC	1,828,548	538
	Federal Grid Co. Unified Energy System JSC	335,366,667	460
	Aeroflot - Russian Airlines OJSC	494,114	365
	Acron JSC	8,035	353
*	Rosseti JSC	24,327,627	248
*	Pharmstandard OJSC GDR	39,234	192
			217,878
Singapore (1.0%)
	DBS Group Holdings Ltd.	2,226,659	35,382
	Oversea-Chinese Banking Corp. Ltd.	3,921,819	31,582
	Singapore Telecommunications Ltd.	9,373,000	31,321
	United Overseas Bank Ltd.	1,516,960	28,011
	Keppel Corp. Ltd.	1,809,983	11,888
	CapitaLand Ltd.	3,305,650	9,199
	Global Logistic Properties Ltd.	3,816,517	7,916
	Singapore Exchange Ltd.	1,120,174	7,200
	City Developments Ltd.	816,498	6,570
	Wilmar International Ltd.	2,672,754	6,565
	ComfortDelGro Corp. Ltd.	2,813,024	6,517
	Singapore Press Holdings Ltd.	2,044,121	6,469
	Singapore Airlines Ltd.	692,270	6,379
	Genting Singapore plc	7,734,212	5,976
	Singapore Technologies Engineering Ltd.	1,973,751	5,388
	CapitaMall Trust	3,261,800	5,386
	Hutchison Port Holdings Trust	6,937,400	4,674
	Ascendas REIT	2,499,600	4,658
	Suntec REIT	3,048,095	4,069
*	Jardine Cycle & Carriage Ltd.	126,016	3,840
	Sembcorp Industries Ltd.	1,107,200	3,773
	Noble Group Ltd.	5,497,872	3,580
^	UOL Group Ltd.	557,000	3,349
	CapitaCommercial Trust	2,401,235	3,070
	Yangzijiang Shipbuilding Holdings Ltd.	2,548,164	2,814
	Golden Agri-Resources Ltd.	8,628,407	2,730
	Singapore Post Ltd.	1,774,400	2,558
	StarHub Ltd.	739,840	2,362
^	Sembcorp Marine Ltd.	1,032,800	2,310
	Venture Corp. Ltd.	313,700	2,001
	SMRT Corp. Ltd.	855,000	1,088
*,^	Neptune Orient Lines Ltd.	1,113,450	953
	M1 Ltd.	334,900	900
^	SIA Engineering Co. Ltd.	273,000	863
^	Olam International Ltd.	549,000	837
	Wing Tai Holdings Ltd.	551,811	817
	Yanlord Land Group Ltd.	821,700	746
	Frasers Centrepoint Ltd.	434,000	621
^	COSCO Corp. Singapore Ltd.	998,000	455
^	Fraser and Neave Ltd.	200,000	421
	Indofood Agri Resources Ltd.	477,000	262
			265,500
South Africa (1.8%)
	Naspers Ltd.	469,061	73,589
	MTN Group Ltd.	2,278,035	45,741
	Sasol Ltd.	717,151	28,875
	Standard Bank Group Ltd.	1,561,220	22,884
	FirstRand Ltd.	3,941,816	18,830
	Steinhoff International Holdings Ltd.	2,716,119	17,235
	Sanlam Ltd.	2,282,520	14,763
	Remgro Ltd.	625,970	13,904
	Aspen Pharmacare Holdings Ltd.	407,632	12,396
	Bidvest Group Ltd.	414,722	11,241
	Woolworths Holdings Ltd.	1,134,451	8,534

30

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Shoprite Holdings Ltd.	564,483	8,077
	Growthpoint Properties Ltd.	3,033,219	6,902
	Netcare Ltd.	1,923,514	6,729
	Mr Price Group Ltd.	313,487	6,693
	Barclays Africa Group Ltd.	413,938	6,631
*	AngloGold Ashanti Ltd.	521,109	5,918
	Mediclinic International Ltd.	551,790	5,843
	Tiger Brands Ltd.	207,114	5,391
	Nedbank Group Ltd.	247,504	5,346
	RMB Holdings Ltd.	879,657	5,294
^	Vodacom Group Ltd.	418,886	5,222
	Redefine Properties Ltd.	4,690,764	4,752
	Discovery Ltd.	427,256	4,742
	Gold Fields Ltd.	980,923	4,529
	Life Healthcare Group Holdings Ltd.	1,254,814	4,310
	Truworths International Ltd.	562,683	4,101
	MMI Holdings Ltd.	1,333,780	3,795
	Foschini Group Ltd.	251,919	3,730
*	Impala Platinum Holdings Ltd.	664,749	3,700
	Imperial Holdings Ltd.	220,749	3,697
	SPAR Group Ltd.	221,245	3,544
	Capitec Bank Holdings Ltd.	71,015	3,344
*	Sappi Ltd.	788,409	3,239
	Mondi Ltd.	158,041	3,187
	Brait SE	410,743	3,125
	Hyprop Investments Ltd.	301,208	3,103
	Coronation Fund Managers Ltd.	386,621	2,954
	Investec Ltd.	306,381	2,913
*	Telkom SA SOC Ltd.	398,184	2,737
	AVI Ltd.	397,642	2,725
	Nampak Ltd.	741,169	2,654
*	Pioneer Foods Ltd.	159,620	2,494
	Clicks Group Ltd.	309,827	2,374
	Resilient Property Income Fund Ltd.	275,590	2,306
	Barloworld Ltd.	285,234	2,275
	Sibanye Gold Ltd.	946,668	2,247
	Capital Property Fund	1,897,197	2,178
*	Northam Platinum Ltd.	497,158	2,044
*	Anglo American Platinum Ltd.	73,852	2,040
	Liberty Holdings Ltd.	144,840	2,020
	Massmart Holdings Ltd.	157,355	1,979
	EOH Holdings Ltd.	134,545	1,826
	Aeci Ltd.	148,191	1,615
*	Attacq Ltd.	716,239	1,498
	Tongaat Hulett Ltd.	133,864	1,482
	Pick n Pay Stores Ltd.	288,043	1,379
	PSG Group Ltd.	82,600	1,356
^	Exxaro Resources Ltd.	165,553	1,355
	Reunert Ltd.	264,546	1,349
	Sun International Ltd.	113,438	1,261
	JSE Ltd.	106,642	1,193
	DataTec Ltd.	229,189	1,190
	African Rainbow Minerals Ltd.	123,570	1,127
*	Harmony Gold Mining Co. Ltd.	554,830	1,068
	Omnia Holdings Ltd.	77,343	1,067
	Kumba Iron Ore Ltd.	69,564	938
	Santam Ltd.	42,023	822
*,^	Adcock Ingram Holdings Ltd.	183,206	814
	PPC Ltd.	557,027	798
	Grindrod Ltd.	546,549	748
	Pick n Pay Holdings Ltd.	322,871	697
*	Distell Group Ltd.	48,856	660
	Fountainhead Property Trust	773,925	650
	Wilson Bayly Holmes-Ovcon Ltd.	59,225	555

31

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Alexander Forbes Group Holdings Ltd.	646,159	535
	Murray & Roberts Holdings Ltd.	481,406	533
	Illovo Sugar Ltd.	242,377	438
	Acucap Properties Ltd.	93,330	431
	Assore Ltd.	37,367	361
	Oceana Group Ltd.	37,656	336
*,^	ArcelorMittal South Africa Ltd.	189,691	317
*	Royal Bafokeng Platinum Ltd.	67,222	292
*	Northam Platinum Ltd. Rights Exp. 05/15/2015	136,288	2
*	African Bank Investments Ltd.	1,597,662	—
			457,569
South Korea (3.1%)
	Samsung Electronics Co. Ltd. GDR	220,376	144,520
	Samsung Electronics Co. Ltd.	27,690	36,325
	Hyundai Motor Co.	197,061	30,927
	SK Hynix Inc.	684,426	29,283
	Shinhan Financial Group Co. Ltd. ADR	604,298	25,356
	POSCO ADR	407,134	24,053
	NAVER Corp.	34,540	20,886
	KB Financial Group Inc. ADR	536,643	20,462
	Hyundai Mobis Co. Ltd.	85,206	18,735
	Korea Electric Power Corp. ADR	713,268	15,364
	Kia Motors Corp.	332,316	15,314
	Amorepacific Corp.	4,009	14,525
	LG Chem Ltd.	55,541	14,030
	KT&G Corp.	155,243	13,748
	Samsung Fire & Marine Insurance Co. Ltd.	48,915	12,887
	SK Telecom Co. Ltd. ADR	431,644	12,798
	Hana Financial Group Inc.	370,690	10,912
	LG Household & Health Care Ltd.	11,780	8,655
^	Samsung SDS Co. Ltd.	35,818	8,522
	Samsung C&T Corp.	159,781	8,485
	SK Innovation Co. Ltd.	77,513	8,484
	LG Display Co. Ltd.	280,431	7,766
	Samsung Life Insurance Co. Ltd.	78,549	7,683
	Samsung SDI Co. Ltd.	68,599	7,637
	LG Electronics Inc.	134,879	7,585
	Hyundai Heavy Industries Co. Ltd.	55,975	7,273
	LG Corp.	114,088	7,079
*,^	Celltrion Inc.	84,542	6,731
	SK C&C Co. Ltd.	27,972	6,620
	Hyundai Steel Co.	82,215	6,009
	AMOREPACIFIC Group	3,850	5,854
	Korea Zinc Co. Ltd.	13,124	5,845
	Coway Co. Ltd.	68,590	5,760
	Hyundai Glovis Co. Ltd.	26,228	5,753
	KT Corp. ADR	393,681	5,736
	SK Holdings Co. Ltd.	31,894	5,492
	Orion Corp.	4,607	5,381
	E-Mart Co. Ltd.	26,082	5,373
*	Cheil Industries Inc.	33,127	4,876
	Kangwon Land Inc.	141,057	4,808
^	Samsung Securities Co. Ltd.	73,881	4,489
	Samsung Electro-Mechanics Co. Ltd.	70,154	4,403
	Hyundai Engineering & Construction Co. Ltd.	90,106	4,335
	Lotte Chemical Corp.	18,433	4,276
	Industrial Bank of Korea	308,184	4,234
	Hyundai Development Co-Engineering & Construction	78,234	4,164
	BNK Financial Group Inc.	276,738	4,137
^	Daum Kakao Corp.	40,183	4,026
	Hotel Shilla Co. Ltd.	39,987	3,981
	Hankook Tire Co. Ltd.	90,939	3,822
	Korea Aerospace Industries Ltd.	61,592	3,763
	KCC Corp.	7,268	3,725

32

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
^	Samsung Heavy Industries Co. Ltd.	221,144	3,725
*	Woori Bank	364,076	3,637
	CJ CheilJedang Corp.	9,345	3,634
	Daewoo Securities Co. Ltd.	229,302	3,579
	S-Oil Corp.	52,287	3,563
	NCSoft Corp.	18,488	3,522
	Lotte Shopping Co. Ltd.	13,879	3,347
	Hyosung Corp.	30,153	3,335
	Korea Investment Holdings Co. Ltd.	49,446	3,166
	CJ Corp.	17,593	3,128
	Dongbu Insurance Co. Ltd.	59,374	3,017
	GS Holdings Corp.	63,337	2,955
	Hyundai Wia Corp.	19,786	2,804
	Daelim Industrial Co. Ltd.	33,953	2,615
	Hyundai Department Store Co. Ltd.	19,184	2,604
	LG Uplus Corp.	260,019	2,601
	Hanwha Corp.	65,281	2,564
	Hyundai Securities Co. Ltd.	218,271	2,260
*	Cheil Worldwide Inc.	105,567	2,255
*,^	CJ Korea Express Co. Ltd.	11,752	2,242
	Woori Investment & Securities Co. Ltd.	156,392	2,165
	Yuhan Corp.	9,557	2,059
	DGB Financial Group Inc.	182,011	2,055
^	OCI Co. Ltd.	22,226	2,049
	Hyundai Marine & Fire Insurance Co. Ltd.	75,054	2,001
	Hanwha Life Insurance Co. Ltd.	265,970	1,966
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	115,344	1,939
	S-1 Corp.	25,863	1,928
*	Korean Air Lines Co. Ltd.	44,364	1,893
	Samsung Card Co. Ltd.	48,317	1,849
*	Doosan Infracore Co. Ltd.	163,702	1,809
	Lotte Confectionery Co. Ltd.	1,027	1,786
^	Kumho Petrochemical Co. Ltd.	21,477	1,720
	Mirae Asset Securities Co. Ltd.	30,818	1,700
	Lotte Chilsung Beverage Co. Ltd.	768	1,699
	Doosan Heavy Industries & Construction Co. Ltd.	59,261	1,681
	Daewoo International Corp.	57,583	1,680
*,^	Daewoo Engineering & Construction Co. Ltd.	245,860	1,628
	Hanwha Chemical Corp.	100,881	1,609
*,^	GS Engineering & Construction Corp.	53,833	1,608
	Shinsegae Co. Ltd.	8,432	1,582
	Halla Visteon Climate Control Corp.	41,559	1,559
	Korea Gas Corp.	34,393	1,483
^	Paradise Co. Ltd.	59,786	1,387
	Shinhan Financial Group Co. Ltd.	33,099	1,370
	SK Networks Co. Ltd.	179,957	1,330
*,^	Samsung Engineering Co. Ltd.	35,396	1,275
^	Samsung Techwin Co. Ltd.	49,528	1,272
*,^	NHN Entertainment Corp.	19,858	1,168
	Doosan Corp.	9,725	1,126
	Mando Corp.	8,043	1,116
^	LG Hausys Ltd.	7,079	1,100
	LS Corp.	21,396	1,076
^	Hyundai Mipo Dockyard Co. Ltd.	12,921	1,074
	KEPCO Plant Service & Engineering Co. Ltd.	11,151	1,011
	SKC Co. Ltd.	23,198	913
^	Samsung Fine Chemicals Co. Ltd.	22,429	908
	NongShim Co. Ltd.	3,915	894
*,^	Hanjin Shipping Co. Ltd.	123,512	869
*,^	Hyundai Merchant Marine Co. Ltd.	92,579	823
	KB Financial Group Inc.	20,445	780
^	Hite Jinro Co. Ltd.	35,066	742
^	KEPCO Engineering & Construction Co. Inc.	15,285	593
*	KT Corp.	19,695	582

33

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Hyundai Hysco Co. Ltd.	9,358	577
*	Kyongnam Bank	38,715	366
	Korea Electric Power Corp.	7,298	317
	POSCO	699	165
	SK Telecom Co. Ltd.	21	6
			787,728
Spain (2.3%)
*	Banco Santander SA	17,177,225	129,870
	Telefonica SA	5,556,524	84,573
	Banco Bilbao Vizcaya Argentaria SA	7,883,773	79,217
	Iberdrola SA	6,644,418	44,473
	Inditex SA	1,363,451	43,752
	Repsol SA	1,337,036	27,562
	Amadeus IT Holding SA	548,545	25,004
*,^	Banco de Sabadell SA	5,747,930	15,373
*	CaixaBank SA	2,551,156	12,795
	Red Electrica Corp. SA	139,114	11,675
*	Ferrovial SA	513,204	11,638
*	Banco Popular Espanol SA	1,982,462	10,315
	Gas Natural SDG SA	391,479	9,626
	Abertis Infraestructuras SA	508,069	9,362
	Grifols SA	214,998	9,123
*	Bankia SA	5,857,563	8,180
	Enagas SA	264,054	8,132
	Endesa SA	403,338	7,991
*	ACS Actividades de Construccion y Servicios SA	226,595	7,984
	Bankinter SA	886,096	6,701
	Distribuidora Internacional de Alimentacion SA	781,395	6,258
*	Banco Santander SA	798,146	5,542
	Mapfre SA	1,278,551	4,751
*	Mediaset Espana Comunicacion SA	293,812	3,983
	Zardoya Otis SA	215,443	2,778
*	Acerinox SA	169,646	2,475
*	Acciona SA	32,437	2,454
	Corp Financiera Alba SA	21,196	1,077
*	Banco Santander SA Rights	798,146	116
			592,780
Sweden (2.1%)
	Nordea Bank AB	4,077,758	51,809
^	Hennes & Mauritz AB Class B	1,218,826	48,457
	Telefonaktiebolaget LM Ericsson Class B	3,821,756	41,798
	Swedbank AB Class A	1,340,234	31,164
	Svenska Handelsbanken AB Class A	614,713	28,375
	Volvo AB Class B	1,954,948	27,008
	Atlas Copco AB Class A	797,640	24,897
	Skandinaviska Enskilda Banken AB Class A	1,868,710	23,614
	Investor AB Class B	579,444	23,611
	Assa Abloy AB Class B	402,463	23,348
	TeliaSonera AB	3,324,369	20,668
	Svenska Cellulosa AB SCA Class B	745,651	18,861
	Sandvik AB	1,391,967	17,593
^	Atlas Copco AB Class B	501,459	13,963
	SKF AB	539,054	13,166
*	Hexagon AB Class B	329,045	12,188
^	Skanska AB Class B	462,640	10,295
	Investment AB Kinnevik	265,911	9,164
	Electrolux AB Class B	289,273	8,662
^	Swedish Match AB	258,964	7,972
^	Alfa Laval AB	406,823	7,594
	Boliden AB	347,319	7,546
^	Trelleborg AB Class B	308,030	6,037
	Securitas AB Class B	402,497	6,019
	Meda AB Class A	348,067	5,842
	Getinge AB	236,463	5,747

34

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Tele2 AB	397,477	5,301
	Industrivarden AB Class A	245,843	5,270
	Industrivarden AB	210,487	4,386
	Elekta AB Class B	466,108	4,361
*	Lundin Petroleum AB	267,038	4,322
^	Husqvarna AB	467,684	3,459
	Holmen AB	60,310	1,996
	Melker Schorling AB	13,871	835
			525,328
Switzerland (6.3%)
	Nestle SA	4,097,425	317,896
	Novartis AG	2,992,252	305,426
	Roche Holding AG	902,801	258,341
*	UBS Group AG	4,385,184	87,604
	ABB Ltd.	2,900,053	63,547
	Zurich Insurance Group AG	189,363	58,448
	Cie Financiere Richemont SA	655,626	58,438
	Credit Suisse Group AG	2,046,533	54,166
	Syngenta AG	117,494	39,317
	Swiss Re AG	437,985	38,853
	Holcim Ltd.	292,413	23,490
	Givaudan SA	11,932	22,327
	Actelion Ltd.	134,846	17,743
	Swatch Group AG (Bearer)	39,242	17,543
	Swisscom AG	29,404	17,481
	Adecco SA	211,914	17,270
	Geberit AG	48,319	17,113
	Julius Baer Group Ltd.	282,131	14,767
	SGS SA	6,623	12,833
	Swiss Life Holding AG	41,524	9,854
	Kuehne & Nagel International AG	64,001	9,599
	Schindler Holding AG	56,150	9,499
	Lonza Group AG	66,374	9,385
	Sonova Holding AG	67,159	9,278
	Sika AG	2,699	9,264
	Chocoladefabriken Lindt & Sprungli AG	131	8,426
^	Transocean Ltd.	439,304	7,870
*	Baloise Holding AG	59,486	7,741
	Clariant AG	351,907	7,726
	Aryzta AG	108,640	7,331
	Partners Group Holding AG	23,295	7,301
	Chocoladefabriken Lindt & Sprungli AG	1,226	6,700
	Swiss Prime Site AG	75,244	6,597
*	Dufry AG	40,502	5,955
	Galenica AG	6,198	5,787
	Swatch Group AG (Registered)	62,878	5,571
	PSP Swiss Property AG	51,859	4,837
*	GAM Holding AG	213,294	4,812
	Schindler Holding AG (Registered)	26,265	4,375
	Helvetia Holding AG	7,461	4,239
	EMS-Chemie Holding AG	9,621	4,038
	Sulzer AG	30,430	3,396
	Barry Callebaut AG	2,741	3,325
	DKSH Holding AG	35,535	2,796
	Pargesa Holding SA	34,752	2,531
	Banque Cantonale Vaudoise	3,481	2,050
			1,612,886
Taiwan (2.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,185,381	126,731
	Hon Hai Precision Industry Co. Ltd.	16,301,446	48,846
	Taiwan Semiconductor Manufacturing Co. Ltd.	5,067,973	24,399
	MediaTek Inc.	1,837,440	23,619
	Fubon Financial Holding Co. Ltd.	9,237,861	19,867
	Cathay Financial Holding Co. Ltd.	10,098,057	17,642

35

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Nan Ya Plastics Corp.	7,161,615	17,602
^	Chunghwa Telecom Co. Ltd. ADR	529,468	17,038
	Formosa Plastics Corp.	6,163,873	15,845
	Delta Electronics Inc.	2,546,818	15,325
	CTBC Financial Holding Co. Ltd.	18,436,263	14,350
	Formosa Chemicals & Fibre Corp.	5,470,306	13,939
	China Steel Corp.	15,483,234	13,005
	Largan Precision Co. Ltd.	125,068	12,533
	Advanced Semiconductor Engineering Inc. ADR	1,581,016	11,273
	Mega Financial Holding Co. Ltd.	12,429,144	11,055
	Catcher Technology Co. Ltd.	896,153	10,487
	United Microelectronics Corp. ADR	4,171,485	10,095
	Uni-President Enterprises Corp.	5,779,392	9,458
	Asustek Computer Inc.	890,023	9,429
	Hotai Motor Co. Ltd.	510,000	8,836
	Quanta Computer Inc.	3,291,598	8,258
	Siliconware Precision Industries Co. Ltd. ADR	915,324	7,423
	China Development Financial Holding Corp.	17,758,318	7,399
	Taiwan Mobile Co. Ltd.	2,085,648	7,348
	Yuanta Financial Holding Co. Ltd.	12,260,950	7,126
	AU Optronics Corp. ADR	1,247,859	6,264
	Innolux Corp.	12,140,370	6,262
	Pegatron Corp.	2,111,038	6,254
	Formosa Petrochemical Corp.	2,361,580	6,088
	First Financial Holding Co. Ltd.	9,103,895	5,723
	E.Sun Financial Holding Co. Ltd.	8,323,265	5,699
	Taiwan Cement Corp.	3,997,768	5,678
	Cheng Shin Rubber Industry Co. Ltd.	2,310,220	5,529
	Far Eastern New Century Corp.	4,913,235	5,397
	Hua Nan Financial Holdings Co. Ltd.	8,734,738	5,366
	President Chain Store Corp.	698,904	5,172
	Taiwan Cooperative Financial Holding Co. Ltd.	9,115,287	4,918
	SinoPac Financial Holdings Co. Ltd.	10,768,140	4,881
	Hermes Microvision Inc.	69,114	4,860
	Taishin Financial Holding Co. Ltd.	10,292,488	4,712
	Far EasTone Telecommunications Co. Ltd.	1,967,643	4,691
	Pou Chen Corp.	3,323,125	4,657
	Compal Electronics Inc.	5,111,510	4,654
*	HTC Corp.	922,570	3,798
	Novatek Microelectronics Corp.	717,916	3,752
	Foxconn Technology Co. Ltd.	1,295,996	3,694
*	Inotera Memories Inc.	3,188,000	3,661
	Asia Cement Corp.	2,884,519	3,648
	Advantech Co. Ltd.	427,314	3,520
	Lite-On Technology Corp.	2,613,850	3,303
	Giant Manufacturing Co. Ltd.	349,625	3,016
	Shin Kong Financial Holding Co. Ltd.	8,418,732	2,730
	Inventec Corp.	3,751,064	2,647
	Chang Hwa Commercial Bank Ltd.	4,266,558	2,607
	Advanced Semiconductor Engineering Inc.	1,785,847	2,533
	Wistron Corp.	2,929,966	2,493
*	Acer Inc.	3,650,396	2,387
	Synnex Technology International Corp.	1,590,990	2,254
	Teco Electric and Machinery Co. Ltd.	2,241,000	2,176
	Chicony Electronics Co. Ltd.	683,418	1,965
	TPK Holding Co. Ltd.	309,422	1,922
*	Eva Airways Corp.	2,434,587	1,919
	Realtek Semiconductor Corp.	579,768	1,806
	Epistar Corp.	1,150,000	1,796
	Taiwan Fertilizer Co. Ltd.	915,000	1,683
	Formosa Taffeta Co. Ltd.	1,307,000	1,555
*	China Airlines Ltd.	2,822,913	1,501
	Vanguard International Semiconductor Corp.	975,466	1,498
*	Taiwan Business Bank	4,529,699	1,491

36

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Wan Hai Lines Ltd.	1,318,702	1,462
*	Evergreen Marine Corp. Taiwan Ltd.	2,028,993	1,380
	Yulon Motor Co. Ltd.	1,055,898	1,378
	Transcend Information Inc.	353,455	1,358
*	Walsin Lihwa Corp.	4,214,000	1,243
	Taiwan Glass Industry Corp.	1,657,701	1,188
	Siliconware Precision Industries Co. Ltd.	697,000	1,145
	Eternal Materials Co. Ltd.	990,157	1,130
	Taiwan Secom Co. Ltd.	356,725	1,073
	Capital Securities Corp.	2,870,231	1,062
	Unimicron Technology Corp.	1,707,975	1,017
*	Macronix International	4,122,748	999
*	Nanya Technology Corp.	445,000	988
	Cheng Uei Precision Industry Co. Ltd.	475,591	935
	Chunghwa Telecom Co. Ltd.	282,207	911
*	Yang Ming Marine Transport Corp.	1,651,305	864
	Oriental Union Chemical Corp.	950,191	851
	U-Ming Marine Transport Corp.	561,000	842
	Far Eastern International Bank	2,270,706	838
	Feng Hsin Iron & Steel Co.	613,790	835
	China Motor Corp.	869,105	737
	YFY Inc.	1,600,451	680
	Ton Yi Industrial Corp.	856,600	675
	Cathay Real Estate Development Co. Ltd.	1,064,000	667
	President Securities Corp.	1,025,349	613
*	Nan Ya Printed Circuit Board Corp.	274,395	489
	AU Optronics Corp.	929,000	466
	Yulon Nissan Motor Co. Ltd.	33,633	348
	United Microelectronics Corp.	11,978	6
			677,268
Thailand (0.5%)
	Advanced Info Service PCL (Foreign)	1,550,850	11,256
	Kasikornbank PCL (Foreign)	1,554,916	9,866
	Siam Cement PCL (Foreign)	408,848	6,652
	PTT Exploration & Production PCL (Foreign)	1,817,178	6,437
*	PTT PCL	557,272	6,009
	PTT PCL (Foreign)	539,900	5,821
	CP ALL PCL (Foreign)	4,192,000	5,333
*	Siam Commercial Bank PCL (Local)	996,700	4,796
	Siam Commercial Bank PCL (Foreign)	995,486	4,790
	Intouch Holdings PCL	1,841,904	4,294
	Airports of Thailand PCL (Foreign)	455,300	3,992
	Bangkok Bank PCL (Foreign)	644,529	3,617
*	True Corp. PCL	7,277,500	2,681
	PTT Global Chemical PCL	1,264,212	2,459
^	Bangkok Dusit Medical Services PCL	3,910,700	2,389
*	Minor International PCL	2,205,710	2,197
	TMB Bank PCL	26,715,100	2,101
*	BTS Group Holdings PCL	7,113,900	1,991
	Thai Oil PCL (Foreign)	1,017,500	1,802
*	CP ALL PCL (Local)	1,399,500	1,780
	Big C Supercenter PCL (Foreign)	254,900	1,748
	Krung Thai Bank PCL (Foreign)	2,716,125	1,644
*	PTT Global Chemical PCL	809,300	1,574
^	Thai Union Frozen Products PCL (Foreign)	2,521,744	1,560
	Total Access Communication PCL (Foreign)	587,700	1,544
*	Charoen Pokphand Foods PCL	1,985,700	1,343
	Charoen Pokphand Foods PCL (Foreign)	1,947,300	1,317
*	Indorama Ventures PCL	1,736,700	1,296
	Big C Supercenter PCL NVDR	187,400	1,256
	Glow Energy PCL (Foreign)	465,500	1,203
*	Banpu PCL (Local)	1,362,900	1,198
	Central Pattana PCL	903,200	1,147
*	Land & Houses PCL	3,790,800	1,096

37

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Home Product Center PCL	4,982,746	1,087
*	Central Pattana PCL	801,600	1,018
*	Krung Thai Bank PCL	1,617,600	979
*	IRPC PCL	6,914,000	963
	Delta Electronics Thai PCL (Foreign)	339,900	858
*	True Corp. PCL	2,258,001	832
	IRPC PCL (Foreign)	5,950,900	829
*	Bangkok Life Assurance PCL	515,600	780
*	Airports of Thailand PCL	88,900	779
*	BEC World PCL	617,900	754
*	Delta Electronics Thailand PCL	291,500	736
	BEC World PCL (Foreign)	573,400	700
*	Electricity Generating PCL	151,900	696
	Siam City Cement PCL (Foreign)	57,200	635
*	Bank of Ayudhya PCL (Local)	496,108	604
	Electricity Generating PCL (Foreign)	130,500	598
*	Berli Jucker PCL	472,900	530
*	Ratchaburi Electricity Generating Holding PCL (Local)	269,900	491
*	Total Access Communication PCL (Local)	167,000	439
	Total Access Communication PCL	135,800	357
	Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	341
*	Siam City Cement PCL (Local)	29,900	332
*	Thai Airways International PCL (Foreign)	676,002	258
*	Glow Energy PCL	73,800	191
*	Intouch Holdings PCL	72,600	169
^	Land & Houses PCL	478,520	138
*	PTT Exploration and Production PCL (Local)	28,000	99
*	Thai Airways International PCL	257,400	98
	Bank of Ayudhya PCL	44,848	55
*	Big C Supercenter PCL	2,900	19
*	Minor International Warrants Exp. 11/03/2017	90,215	12
*	Indorama Ventures PCL Warrants Exp. 8/24/2017	162,130	12
*	Indorama Ventures Warrants Exp. 8/24/2018	124,715	7
	Bank of Ayudhya PCL	38	—
			124,585
Turkey (0.3%)
	Turkiye Garanti Bankasi AS	2,658,442	8,459
	Akbank TAS	2,584,754	7,531
	BIM Birlesik Magazalar AS	289,854	5,366
	Turkcell Iletisim Hizmetleri AS	993,259	4,423
	KOC Holding AS	875,180	4,139
	Turkiye Halk Bankasi AS	785,485	3,979
*	Tupras Turkiye Petrol Rafinerileri AS	155,818	3,785
	Turkiye Is Bankasi	1,679,019	3,775
	Haci Omer Sabanci Holding AS (Bearer)	998,592	3,651
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,665,675	3,079
	Eregli Demir ve Celik Fabrikalari TAS	1,755,790	2,963
*	Turk Hava Yollari AO	866,543	2,875
*	Anadolu Efes Biracilik Ve Malt Sanayii AS	291,125	2,451
	Turkiye Vakiflar Bankasi TAO	1,289,514	2,288
	Coca-Cola Icecek AS	109,139	1,849
	Turk Telekomunikasyon AS	653,372	1,806
*	TAV Havalimanlari Holding AS	185,365	1,630
	Yapi ve Kredi Bankasi AS	1,021,804	1,600
	Ulker Biskuvi Sanayi AS	183,134	1,399
	Koza Altin Isletmeleri AS	112,490	1,175
	Enka Insaat ve Sanayi AS	508,412	1,093
	Arcelik AS	190,858	1,028
	Ford Otomotiv Sanayi AS	77,794	961
	Tofas Turk Otomobil Fabrikasi AS	142,802	875
	Turkiye Sise ve Cam Fabrikalari AS	625,817	800
	Petkim Petrokimya Holding AS	485,361	682
	Turkiye Sinai Kalkinma Bankasi AS	780,598	589
	Turk Traktor ve Ziraat Makineleri AS	16,605	496

38

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Pegasus Hava Tasimaciligi AS	44,548	439
	Aselsan Elektronik Sanayi Ve Ticaret AS	78,700	410
	Yazicilar Holding AS Class A	39,999	358
*	Migros Ticaret AS	44,312	355
	Aygaz AS	89,205	327
	Akcansa Cimento AS	49,811	306
			76,942
United Arab Emirates (0.2%)
	Emaar Properties PJSC	4,507,929	9,996
	First Gulf Bank PJSC	1,448,603	5,991
	DP World Ltd.	215,056	4,954
	Abu Dhabi Commercial Bank PJSC	2,358,509	4,757
	Aldar Properties PJSC	4,005,858	2,975
	Union National Bank PJSC	1,415,492	2,629
*	Emaar Malls Group PJSC	2,712,782	2,369
	Dubai Islamic Bank PJSC	1,258,976	2,363
*	Arabtec Holding PJSC	2,742,914	2,172
	Air Arabia PJSC	3,007,827	1,335
	Dubai Financial Market PJSC	2,059,541	1,210
	Dubai Investments PJSC	1,087,857	904
	Al Waha Capital PJSC	1,220,264	858
*	Dana Gas PJSC	4,107,459	563
*	Union Properties PJSC	1,021,833	417
*	Deyaar Development PJSC	1,670,104	413
			43,906
United Kingdom (14.4%)
	HSBC Holdings plc	25,060,359	250,343
	BP plc	23,433,945	169,016
	Royal Dutch Shell plc Class A	5,005,121	157,814
	GlaxoSmithKline plc	6,247,058	144,288
	British American Tobacco plc	2,395,147	131,599
	Vodafone Group plc	34,137,210	120,274
	AstraZeneca plc	1,621,619	111,287
	Royal Dutch Shell plc Class B	3,151,955	100,913
	Diageo plc	3,237,363	89,878
	Barclays plc	21,074,712	82,455
	Lloyds Banking Group plc	69,479,242	82,283
	Prudential plc	3,280,123	81,668
	BG Group plc	4,375,512	79,257
	BT Group plc	10,746,305	74,952
	Reckitt Benckiser Group plc	828,388	73,731
	Rio Tinto plc	1,602,106	71,697
	Unilever plc	1,549,273	67,912
	BHP Billiton plc	2,712,649	65,203
	National Grid plc	4,844,011	65,169
	Glencore plc	13,710,589	65,134
	SABMiller plc	1,214,149	64,269
	Shire plc	755,078	61,361
	Imperial Tobacco Group plc	1,237,680	60,437
	Standard Chartered plc	2,601,601	42,594
	Aviva plc	5,080,409	40,875
	WPP plc	1,685,602	39,311
	Rolls-Royce Holdings plc	2,402,600	38,305
	Compass Group plc	2,146,163	37,940
	Tesco plc	10,426,291	35,144
	BAE Systems plc	4,057,432	31,434
	ARM Holdings plc	1,812,891	30,804
	Legal & General Group plc	7,632,953	30,342
	SSE plc	1,270,074	30,093
	Anglo American plc London Shares	1,677,597	28,423
	CRH plc	1,014,241	28,342
	Centrica plc	6,377,201	24,900
	Reed Elsevier plc	1,466,235	24,267
	Experian plc	1,275,917	22,788

39

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

		Market
		Value
	Shares	($000)
Old Mutual plc	6,288,524	22,558
Sky plc	1,345,073	22,178
Next plc	188,967	21,246
Pearson plc	1,046,356	21,146
Wolseley plc	339,274	20,066
Smith & Nephew plc	1,154,726	19,653
Associated British Foods plc	446,714	19,503
Land Securities Group plc	1,011,451	19,356
ITV plc	4,805,406	18,657
Whitbread plc	232,061	18,634
Marks & Spencer Group plc	2,143,770	18,155
Standard Life plc	2,513,257	17,965
British Land Co. plc	1,302,195	16,585
Kingfisher plc	3,038,850	16,326
London Stock Exchange Group plc	400,716	15,598
Burberry Group plc	570,844	15,218
Capita plc	854,980	14,965
* Royal Bank of Scotland Group plc	2,774,847	14,377
Johnson Matthey plc	263,443	13,470
United Utilities Group plc	873,814	12,999
InterContinental Hotels Group plc	302,714	12,946
Bunzl plc	425,084	11,952
GKN plc	2,094,507	11,234
Ashtead Group plc	649,510	11,138
* International Consolidated Airlines Group SA (London Shares)	1,318,818	10,938
Carnival plc	234,908	10,688
Taylor Wimpey plc	4,159,357	10,561
Hammerson plc	1,004,658	10,293
Sage Group plc	1,376,925	10,238
Persimmon plc	392,473	10,190
Travis Perkins plc	318,225	10,115
Barratt Developments plc	1,270,721	10,081
Severn Trent plc	307,163	10,002
3i Group plc	1,232,439	9,547
Mondi plc	471,091	9,539
Direct Line Insurance Group plc	1,921,337	9,380
Aberdeen Asset Management plc	1,276,965	9,273
Randgold Resources Ltd.	118,873	9,046
G4S plc	2,000,701	8,974
St. James's Place plc	656,920	8,961
Inmarsat plc	574,799	8,851
Smiths Group plc	503,624	8,817
Provident Financial plc	188,485	8,694
RSA Insurance Group plc	1,303,681	8,528
Dixons Carphone plc	1,282,910	8,326
Meggitt plc	1,029,450	8,319
Intertek Group plc	205,780	8,224
Rexam plc	899,821	7,987
WM Morrison Supermarkets plc	2,789,185	7,953
Weir Group plc	272,059	7,822
Aggreko plc	308,632	7,785
easyJet plc	277,460	7,672
J Sainsbury plc	1,814,799	7,546
Croda International plc	173,665	7,537
Tullow Oil plc	1,161,637	7,375
Inchcape plc	570,089	7,252
Schroders plc	144,722	7,178
Informa plc	830,083	7,070
Amec Foster Wheeler plc	502,573	7,037
DCC plc	108,245	6,886
Derwent London plc	127,296	6,700
Pennon Group plc	509,633	6,689
IMI plc	348,080	6,670
Cobham plc	1,453,907	6,596

40

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015

						Market
						Value
					Shares	($000)
	DS Smith plc				1,200,927	6,421
	Segro plc				952,555	6,258
	Investec plc				653,453	6,240
	William Hill plc				1,126,534	6,224
	Berkeley Group Holdings plc				160,873	6,194
	Intu Properties plc				1,169,935	6,138
2	Merlin Entertainments plc				916,195	6,122
	Admiral Group plc				253,584	6,047
	TUI AG				320,441	5,975
	ICAP plc				692,168	5,885
	Royal Mail plc				803,088	5,738
	Capital & Counties Properties plc				939,045	5,677
	Tate & Lyle plc				602,082	5,485
	Antofagasta plc				455,377	5,451
*	Coca-Cola HBC AG				255,220	5,384
	Hikma Pharmaceuticals plc				171,888	5,375
	Hargreaves Lansdown plc				277,745	5,217
	Melrose Industries plc				1,278,690	5,189
	Babcock International Group plc				325,050	5,014
	John Wood Group plc				471,420	4,967
	Rentokil Initial plc				2,340,155	4,813
	Daily Mail & General Trust plc				339,912	4,673
	Petrofac Ltd.				333,977	4,458
	TUI AG				232,404	4,332
^	TalkTalk Telecom Group plc				668,877	3,739
	Drax Group plc				510,776	3,121
*	Sports Direct International plc				323,271	3,056
*	Polyus Gold International Ltd.				905,924	2,614
	Fresnillo plc				219,144	2,431
^	Ashmore Group plc				500,024	2,364
	Polymetal International plc				270,607	2,198
	CRH plc				25,417	714

						3,657,281

Total Common Stocks (Cost $21,855,376)						25,350,170

					Face
			Maturity		Amount
		Coupon	Date	Currency	($000)

Other Investments (0.0%)[1]
India (0.0%)
5	NTPC Ltd.(Cost $ 430)	8.490%	3/25/25	INR	2,465	493

					Shares

Temporary Cash Investments (3.2%)[1]
Money Market Fund (3.2%)
6,7	Vanguard Market Liquidity Fund	0.121%			810,414,000	810,414

					Face
					Amount
					($000)
U.S. Government and Agency Obligations (0.0%)
8,9	Federal Home Loan Bank Discount Notes	0.070%	5/14/15		3,000	3,000
8,9	Federal Home Loan Bank Discount Notes	0.060%-0.077%	5/20/15		5,000	5,000

						8,000

Total Temporary Cash Investments (Cost $818,415)						818,414

41

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2015
Total Investments (102.7%) (Cost $22,674,221)	26,169,077
Other Assets and Liabilities—Net (-2.7%)[7]	(688,145)
Net Assets (100%)	25,480,932

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $674,751,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock, other investments, and temporary cash investment positions represent 100.0%, 0.0%, and
2.7%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $58,936,000, representing 0.2% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Security is not classified by fund’s benchmark index.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Includes $735,915,000 of collateral received for securities on loan.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
9 Securities with a value of $7,200,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CP—Commercial Paper.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.
NVDR—Non-Voting Depository Receipt.

42

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)

Common Stocks (99.8%)[1]
Australia (4.0%)
	DUET Group	2,068,407	4,133
	Primary Health Care Ltd.	659,093	2,580
	Domino's Pizza Enterprises Ltd.	86,398	2,487
	Investa Office Fund	807,108	2,364
	Magellan Financial Group Ltd.	141,916	2,227
	JB Hi-Fi Ltd.	142,921	2,208
	Slater & Gordon Ltd.	437,341	2,190
	Qube Holdings Ltd.	989,809	2,174
^	M2 Group Ltd.	247,891	2,145
	carsales.com Ltd.	283,830	2,120
	Veda Group Ltd.	1,138,160	2,054
^,*	Liquefied Natural Gas Ltd.	557,621	1,988
	GrainCorp Ltd. Class A	248,185	1,935
	Cromwell Property Group	2,081,280	1,815
	nib holdings Ltd.	613,542	1,769
	Charter Hall Group	429,397	1,735
	Nine Entertainment Co. Holdings Ltd.	931,969	1,702
	Invocare Ltd.	160,435	1,695
	Beach Energy Ltd.	1,938,979	1,691
	Charter Hall Retail REIT	479,753	1,630
	Super Retail Group Ltd.	202,964	1,580
	BWP Trust	655,510	1,572
	iiNET Ltd.	200,559	1,569
	IRESS Ltd.	183,588	1,506
	Independence Group NL	322,238	1,504
	Navitas Ltd.	406,879	1,481
	Northern Star Resources Ltd.	822,244	1,462
	Spotless Group Holdings Ltd.	804,637	1,446
	G8 Education Ltd.	500,068	1,419
	Sigma Pharmaceuticals Ltd.	1,755,749	1,204
	PanAust Ltd.	879,954	1,203
	Aveo Group	525,265	1,146
	Sirtex Medical Ltd.	67,631	1,130
	Breville Group Ltd.	183,923	1,113
	Automotive Holdings Group Ltd.	316,180	1,064
	SAI Global Ltd.	341,596	1,063
^	Monadelphous Group Ltd.	132,763	1,035
^	Mineral Resources Ltd.	202,780	1,031
	BT Investment Management Ltd.	135,578	1,021
	Premier Investments Ltd.	101,161	1,019
	Retail Food Group Ltd.	184,243	1,009
	Ardent Leisure Group	636,878	997
	Transpacific Industries Group Ltd.	1,606,828	970
^	Myer Holdings Ltd.	871,158	952
	Abacus Property Group	402,653	938
*	ARB Corp. Ltd.	91,841	911
	Cover-More Group Ltd.	517,522	895
	Seven Group Holdings Ltd.	154,456	894
*	AWE Ltd.	791,836	891
	Sandfire Resources NL	230,073	890
	Brickworks Ltd.	74,970	867
	Western Areas Ltd.	296,754	861
	FlexiGroup Ltd.	320,788	861
*	Mayne Pharma Group Ltd.	998,036	850
^,*	Sirius Resources NL	370,270	844
	Genworth Mortgage Insurance Australia Ltd.	310,741	821
*	Transfield Services Ltd.	710,382	806
*	APN News & Media Ltd.	1,075,773	799
	Pact Group Holdings Ltd.	230,194	748
^,*	Mesoblast Ltd.	259,716	736
*	Karoon Gas Australia Ltd.	334,711	721

43

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Asaleo Care Ltd.	477,163	694
^	Steadfast Group Ltd.	565,812	672
	Bega Cheese Ltd.	175,017	667
	Evolution Mining Ltd.	833,277	665
	Japara Healthcare Ltd.	295,815	643
	Southern Cross Media Group Ltd.	757,728	639
*	Australian Agricultural Co. Ltd.	494,522	633
	Cardno Ltd.	221,181	601
	Cabcharge Australia Ltd.	167,501	597
	Australian Pharmaceutical Industries Ltd.	447,150	591
	McMillan Shakespeare Ltd.	64,335	587
	Technology One Ltd.	190,500	585
	Amcom Telecommunications Ltd.	321,302	582
	Greencross Ltd.	109,104	571
*	Regis Resources Ltd.	570,619	571
^,*	Virgin Australia Holdings Ltd.	1,407,801	567
*	Pacific Brands Ltd.	1,649,635	564
	Mantra Group Ltd.	197,056	560
	OzForex Group Ltd.	312,156	557
^,*	Senex Energy Ltd.	1,739,561	551
^,*	Energy World Corp. Ltd.	1,596,481	548
	Altium Ltd.	132,123	542
	Village Roadshow Ltd.	120,971	537
	iSentia Group Ltd.	190,466	537
	Growthpoint Properties Australia Ltd.	213,561	535
	Select Harvests Ltd.	75,287	534
	GUD Holdings Ltd.	84,654	529
^,*	Paladin Energy Ltd.	1,928,771	528
^,*	Drillsearch Energy Ltd.	548,058	521
^	Vocus Communications Ltd.	112,617	516
	Tassal Group Ltd.	201,935	515
^,*	Syrah Resources Ltd.	166,712	513
	Arrium Ltd.	3,573,869	487
	TFS Corp. Ltd.	356,502	469
	Bradken Ltd.	257,708	463
*	Saracen Mineral Holdings Ltd.	1,272,900	461
	Virtus Health Ltd.	76,102	459
	National Storage REIT	358,818	457
	Capitol Health Ltd.	630,148	454
	Folkestone Education Trust	258,638	449
^	Ainsworth Game Technology Ltd.	193,591	427
	Credit Corp. Group Ltd.	47,058	427
	Tox Free Solutions Ltd.	168,183	402
*	Ten Network Holdings Ltd.	2,420,531	392
	GDI Property Group	524,231	390
^,*	NEXTDC Ltd.	202,502	384
	ERM Power Ltd.	187,757	375
	Hotel Property Investments	175,992	375
	Thorn Group Ltd.	176,512	368
*	Billabong International Ltd.	693,727	339
	Cedar Woods Properties Ltd.	80,129	339
	Ingenia Communities Group	1,062,862	336
^	UGL Ltd.	243,831	335
	Dick Smith Holdings Ltd.	201,826	333
	Programmed Maintenance Services Ltd.	147,446	326
	Cash Converters International Ltd.	457,078	311
	MMA Offshore Ltd.	539,692	297
	Astro Japan Property Group	67,032	280
*	Sundance Energy Australia Ltd.	572,857	271
	Webjet Ltd.	85,327	249
	Mount Gibson Iron Ltd.	1,527,569	244
^,*	iProperty Group Ltd.	118,508	237
*	Infigen Energy	954,536	230
	Beadell Resources Ltd.	1,167,244	211

44

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	SKILLED Group Ltd.	202,963	207
	SMS Management & Technology Ltd.	78,073	202
	Sunland Group Ltd.	131,850	196
	UXC Ltd.	321,272	191
^,*	CuDeco Ltd.	169,624	189
	STW Communications Group Ltd.	371,377	189
	Reject Shop Ltd.	36,693	188
*	Energy Resources of Australia Ltd.	174,119	184
	Ausdrill Ltd.	509,302	179
^,*	Medusa Mining Ltd.	237,300	175
*	Starpharma Holdings Ltd.	365,348	168
	RCR Tomlinson Ltd.	112,269	166
^,*	Kingsgate Consolidated Ltd.	277,729	156
^,*	Perseus Mining Ltd.	487,089	150
^	Acrux Ltd.	199,813	140
^,*	Buru Energy Ltd.	305,978	130
	Panoramic Resources Ltd.	313,454	128
*	Resolute Mining Ltd.	455,877	123
	Hills Ltd.	224,358	121
*	Horizon Oil Ltd.	1,230,328	117
^	Atlas Iron Ltd.	1,145,123	109
	MACA Ltd.	149,109	105
	Decmil Group Ltd.	108,517	99
^,*	Linc Energy Ltd.	339,008	95
	Watpac Ltd.	150,993	92
^,*	Lynas Corp. Ltd.	2,304,919	81
	NRW Holdings Ltd.	425,357	64
*	Troy Resources Ltd.	171,798	60
^,*	Boart Longyear Ltd.	378,135	59
	Fleetwood Corp. Ltd.	56,264	58
*	Emeco Holdings Ltd.	720,007	57
	Mincor Resources NL	114,012	51
*	Macmahon Holdings Ltd.	1,472,493	50
^,*	Silver Lake Resources Ltd.	354,158	50
*	Tap Oil Ltd.	186,680	44
*	Tiger Resources Ltd.	837,171	39
*	Imdex Ltd.	139,048	37
*	Intrepid Mines Ltd.	297,788	29
	Platinum Capital Ltd.	6,008	8
*	Virgin Australia Holdings Pvt Ltd	1,276,415	5
*	Nexus Energy Ltd.	1,906,834	—
*	Kagara Ltd.	274,560	—
*	Jacana Minerals Ltd.	37,888	—
			120,991
Austria (0.6%)
	Wienerberger AG	158,952	2,583
	Oesterreichische Post AG	47,973	2,335
	CA Immobilien Anlagen AG	106,416	1,931
	BUWOG AG	69,495	1,405
	UNIQA Insurance Group AG	142,348	1,398
	Conwert Immobilien Invest SE	100,686	1,273
	Mayr Melnhof Karton AG	10,735	1,245
^	Schoeller-Bleckmann Oilfield Equipment AG	16,484	1,162
	Zumtobel Group AG	42,329	1,158
	RHI AG	39,326	1,127
	Lenzing AG	10,842	739
	S IMMO AG	68,848	644
^	Flughafen Wien AG	6,387	576
	Semperit AG Holding	10,660	488
	Strabag SE	19,974	466
	Palfinger AG	13,806	415
	EVN AG	32,515	370

45

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Kapsch TrafficCom AG	6,789	152
			19,467
Belgium (1.1%)
	Ackermans & van Haaren NV	33,963	4,151
*	Ontex Group NV	91,470	2,720
	Cofinimmo SA	24,586	2,714
*	Nyrstar (Voting Shares)	495,094	1,947
	Melexis NV	29,739	1,836
	Fagron	41,414	1,830
	Befimmo SA	25,722	1,775
	Elia System Operator SA/NV	37,987	1,686
^	NV Bekaert SA	52,865	1,536
	Warehouses De Pauw SCA	17,726	1,409
	D'ieteren SA/NV	35,922	1,401
^,*	Euronav NV	100,639	1,385
	Gimv NV	29,129	1,358
*	Tessenderlo Chemie NV (Voting Shares)	34,432	1,133
	Cie d'Entreprises CFE	10,177	1,101
*	Mobistar SA	42,200	803
^,*	KBC Ancora	19,675	738
	Barco NV	9,667	653
*	Kinepolis Group NV	15,662	607
*	Ion Beam Applications	23,992	596
	Econocom Group SA/NV	67,141	587
*	AGFA-Gevaert NV	229,914	576
^	EVS Broadcast Equipment SA	14,063	550
	Van de Velde NV	9,160	547
*	BHF Kleinwort Benson Group	94,301	450
^	Cie Maritime Belge SA	26,606	372
	Wereldhave Belgium NV	2,887	333
^,*	ThromboGenics NV	37,484	224
	Intervest Offices & Warehouses NV	6,767	190
*	Cofinimmo SA Rights Exp. 5/06/2015	23,542	14
			35,222
Brazil (1.0%)
	Equatorial Energia SA	164,350	1,747
	Odontoprev SA	373,427	1,301
*	Rumo Logistica Operadora Multimodal SA	3,012,778	1,300
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	78,900	1,227
	Cia Hering	195,800	1,138
	MRV Engenharia e Participacoes SA	398,800	1,092
	Smiles SA	60,793	1,027
	Banco do Estado do Rio Grande do Sul SA Preference Shares	242,350	940
	BR Properties SA	254,300	887
	Iguatemi Empresa de Shopping Centers SA	88,500	793
	Sao Martinho SA	59,700	759
	Linx SA	46,378	683
	Marcopolo SA Preference Shares	720,516	665
*	Abril Educacao SA	161,300	662
	Grendene SA	106,564	637
	Fleury SA	113,456	616
	Aliansce Shopping Centers SA	105,779	598
	Alpargatas SA Preference Shares	178,602	587
	Light SA	93,000	551
	Alupar Investimento SA	88,700	544
	Tupy SA	94,531	537
	Cia de Saneamento de Minas Gerais-COPASA	86,598	522
	Arezzo Industria e Comercio SA	62,000	506
	Even Construtora e Incorporadora SA	301,022	496
*	Gafisa SA	527,782	490
	Ez Tec Empreendimentos e Participacoes SA	73,900	470
	SLC Agricola SA	78,400	454
*	Marfrig Global Foods SA	322,212	453
*	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	123,818	446

46

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	JSL SA	114,300	440
*	Restoque Comercio e Confeccoes de Roupas SA	144,700	427
	GAEC Educacao SA	63,022	422
	QGEP Participacoes SA	166,900	402
*	Gol Linhas Aereas Inteligentes SA Preference Shares	158,500	400
*	PDG Realty SA Empreendimentos e Participacoes	2,297,900	397
	Mahle-Metal Leve SA	50,700	342
*	Minerva SA	110,800	323
	Iochpe-Maxion SA	87,950	321
*	Paranapanema SA	245,700	314
	Marisa Lojas SA	57,900	281
	Direcional Engenharia SA	123,294	261
	Randon Participacoes SA Preference Shares	195,695	260
	Diagnosticos da America SA	74,631	247
*	Magnesita Refratarios SA	245,201	240
*	Tegma Gestao Logistica	47,700	239
	Cia Energetica do Ceara Preference Shares	16,642	230
	Mills Estruturas e Servicos de Engenharia SA	91,778	224
	Sonae Sierra Brasil SA	32,600	220
	Santos Brasil Participacoes SA	55,846	209
	Ser Educacional SA	36,200	177
	Brasil Brokers Participacoes SA	191,600	175
*	International Meal Co. Alimentacao SA	61,700	154
	Tecnisa SA	117,100	152
	Magazine Luiza SA	89,100	148
	Helbor Empreendimentos SA	128,300	135
	LPS Brasil Consultoria de Imoveis SA	66,806	125
*	Cosan Logistica SA	133,600	106
*	Brasil Pharma SA	261,700	63
	JHSF Participacoes SA	95,400	60
*	PDG Realty SA Empreendimentos e Participacoes Rights Exp. 5/18/2015	1,303,680	39
*	JHSF Participacoes SA	20,471	14
			29,675
Canada (13.1%)
	Gildan Activewear Inc.	335,976	10,649
	Dollarama Inc.	156,213	8,970
	Constellation Software Inc.	22,209	8,707
	Open Text Corp.	168,718	8,525
	Keyera Corp.	231,506	8,149
	Methanex Corp.	127,258	7,659
	Onex Corp.	121,650	7,325
^	H&R REIT	378,767	7,268
^	Vermilion Energy Inc.	130,864	6,300
^	AltaGas Ltd.	183,445	6,234
^	Veresen Inc.	390,421	5,870
^	PrairieSky Royalty Ltd.	206,703	5,676
^	Baytex Energy Corp.	284,644	5,561
^	Peyto Exploration & Development Corp.	184,006	5,349
	CCL Industries Inc. Class B	45,193	5,196
	Empire Co. Ltd.	71,083	5,136
	Industrial Alliance Insurance & Financial Services Inc.	139,429	5,074
*	Element Financial Corp.	349,799	5,016
	Progressive Waste Solutions Ltd.	162,489	4,696
	CAE Inc.	366,331	4,545
	WSP Global Inc.	122,382	4,362
	West Fraser Timber Co. Ltd.	84,713	4,359
	Linamar Corp.	71,935	4,273
*	Lundin Mining Corp.	856,417	4,259
	DH Corp.	119,508	4,188
^	Whitecap Resources Inc.	334,298	4,142
	Gibson Energy Inc.	173,496	4,001
	Atco Ltd.	105,021	3,981
	MacDonald Dettwiler & Associates Ltd.	49,808	3,954
^	Home Capital Group Inc. Class B	97,582	3,852

47

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Kinross Gold Corp.	1,584,725	3,849
	Hudson's Bay Co.	172,980	3,781
	TransAlta Corp.	378,749	3,767
	Canadian REIT	99,585	3,765
	Canadian Apartment Properties REIT	152,552	3,688
	Cominar REIT	228,975	3,629
^	Calloway REIT	142,660	3,612
	Allied Properties REIT	108,948	3,612
^	Enerplus Corp.	279,942	3,541
^	Cineplex Inc.	86,371	3,458
	Dream Office REIT	150,302	3,448
^,*	Amaya Inc.	144,988	3,392
	Stantec Inc.	119,078	3,217
	TransForce Inc.	141,983	3,207
	Quebecor Inc. Class B	114,908	3,160
	HudBay Minerals Inc.	313,450	3,099
	Ritchie Bros Auctioneers Inc.	121,653	3,078
	FirstService Corp.	45,750	2,995
	Precision Drilling Corp.	403,537	2,937
	ShawCor Ltd.	85,612	2,899
	Capital Power Corp.	140,254	2,889
	Canadian Western Bank	110,495	2,873
^	Boardwalk REIT	55,156	2,778
*	Celestica Inc.	218,988	2,674
	Aimia Inc.	233,937	2,598
	Secure Energy Services Inc.	181,424	2,565
	Tahoe Resources Inc.	178,180	2,518
	Toromont Industries Ltd.	95,389	2,483
*	Detour Gold Corp.	234,659	2,480
^	Pengrowth Energy Corp.	719,539	2,415
	Parkland Fuel Corp.	108,563	2,370
	Chartwell Retirement Residences	234,139	2,350
	Dominion Diamond Corp.	118,641	2,338
	TMX Group Ltd.	52,330	2,332
*	New Gold Inc.	691,528	2,321
^	Artis REIT	186,558	2,301
*	Canfor Corp.	111,788	2,215
	Granite REIT	63,460	2,201
	Algonquin Power & Utilities Corp.	268,917	2,191
	Westshore Terminals Investment Corp.	81,038	2,143
*	Paramount Resources Ltd. Class A	71,128	2,104
	Stella-Jones Inc.	57,085	2,058
^	Superior Plus Corp.	177,910	2,045
	Maple Leaf Foods Inc.	106,139	2,037
	Jean Coutu Group PJC Inc. Class A	103,211	2,009
	Russel Metals Inc.	86,827	1,986
^	Northland Power Inc.	138,724	1,983
*	B2Gold Corp.	1,258,109	1,971
	First Capital Realty Inc.	118,377	1,962
	RONA Inc.	148,566	1,955
	Pan American Silver Corp.	200,036	1,915
^	Bonavista Energy Corp.	276,847	1,907
^	Mullen Group Ltd.	109,697	1,902
	Corus Entertainment Inc. Class B	118,514	1,822
*	Raging River Exploration Inc.	227,060	1,778
^	Penn West Petroleum Ltd.	689,576	1,715
	Osisko Gold Royalties Ltd.	124,158	1,664
^	Emera Inc.	49,327	1,662
	Pason Systems Inc.	90,483	1,629
	Laurentian Bank of Canada	40,264	1,612
^	Genworth MI Canada Inc.	55,303	1,611
^,*	Sierra Wireless Inc.	44,966	1,580
	Enerflex Ltd.	111,211	1,491
*	Advantage Oil & Gas Ltd.	237,853	1,473

48

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Innergex Renewable Energy Inc.	156,624	1,457
^,*	Pacific Rubiales Energy Corp.	430,178	1,455
^	Transcontinental Inc. Class A	93,429	1,439
*	NuVista Energy Ltd.	190,194	1,409
	Ensign Energy Services Inc.	175,480	1,399
	North West Co. Inc.	67,059	1,376
*	Kelt Exploration Ltd.	174,144	1,344
*	NovaGold Resources Inc.	349,417	1,338
^	Bonterra Energy Corp.	40,990	1,310
^	TORC Oil & Gas Ltd.	150,019	1,306
*	ATS Automation Tooling Systems Inc.	118,107	1,303
*	Great Canadian Gaming Corp.	65,730	1,288
^	Canadian Energy Services & Technology Corp.	253,060	1,277
	Cott Corp.	145,794	1,271
*	Alamos Gold Inc.	181,567	1,255
^	Norbord Inc.	61,190	1,234
^	Manitoba Telecom Services Inc.	56,807	1,223
*	Parex Resources Inc.	151,704	1,217
*	SEMAFO Inc.	392,289	1,206
	AuRico Gold Inc.	341,033	1,190
*	IAMGOLD Corp.	528,200	1,182
	Centerra Gold Inc.	228,034	1,179
	Dorel Industries Inc. Class B	38,686	1,138
	Nevsun Resources Ltd.	280,935	1,108
*	Torex Gold Resources Inc.	1,149,361	1,067
^	Surge Energy Inc.	290,560	1,057
*	Birchcliff Energy Ltd.	145,884	1,054
*	Bankers Petroleum Ltd.	353,410	1,052
	Martinrea International Inc.	98,038	979
	Aecon Group Inc.	88,455	961
^	Just Energy Group Inc.	177,582	954
*	Gran Tierra Energy Inc.	250,760	933
*	Avigilon Corp.	53,240	919
	Trican Well Service Ltd.	213,691	903
*	Crew Energy Inc.	203,301	902
^,*	Athabasca Oil Corp.	490,593	899
*	Alacer Gold Corp.	389,299	881
^	Northern Property REIT	41,548	864
	Sherritt International Corp.	415,565	861
*	Capstone Mining Corp.	612,477	853
	Trinidad Drilling Ltd.	200,893	844
^,*	Bellatrix Exploration Ltd.	265,863	835
^	Extendicare Inc.	127,395	832
	Cogeco Cable Inc.	14,370	823
	Canaccord Genuity Group Inc.	142,061	816
^,*	First Majestic Silver Corp.	166,111	810
*	Primero Mining Corp.	216,780	800
	Calfrac Well Services Ltd.	94,500	786
^,*	Pretium Resources Inc.	135,373	780
	OceanaGold Corp.	408,549	779
	AGF Management Ltd. Class B	121,503	777
^	AutoCanada Inc.	23,300	772
	Major Drilling Group International Inc.	134,924	724
^	Black Diamond Group Ltd.	51,100	717
	Morguard REIT	49,774	715
	Trilogy Energy Corp.	88,859	678
*	Gran Tierra Energy Inc.	175,780	657
^,*	Silver Standard Resources Inc.	119,404	649
	InnVest REIT	129,203	605
	Torstar Corp. Class B	97,751	583
*	China Gold International Resources Corp. Ltd.	346,800	581
^,*	Imperial Metals Corp.	52,202	566
^,*	DREAM Unlimited Corp. Class A	70,310	552
	Cascades Inc.	93,208	541

49

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
^,*	Denison Mines Corp.	608,167	539
	Dundee Corp. Class A	53,730	518
^	Sprott Inc.	204,300	449
^	Canexus Corp.	248,417	412
^	First National Financial Corp.	16,000	299
	GMP Capital Inc.	66,200	281
*	Westport Innovations Inc.	1,676	8
*	Constellation Software Rights Exp. 9/15/2015	21,561	6
*	BlackPearl Resources Inc.	5,400	5
	Savanna Energy Services Corp.	1,917	3
*	Great Basin Gold Ltd.	345,634	1
			400,102
Chile (0.4%)
	Vina Concha y Toro SA	760,603	1,551
	SONDA SA	649,800	1,531
	Parque Arauco SA	742,313	1,513
	E.CL SA	690,787	1,124
	Inversiones Aguas Metropolitanas SA	619,927	1,011
	Ripley Corp. SA	1,297,730	690
	Administradora de Fondos de Pensiones Habitat SA	439,040	675
*	Cia Sud Americana de Vapores SA	16,541,053	634
	Inversiones La Construccion SA	48,262	618
	Salfacorp SA	575,971	471
	Forus SA	101,984	448
	CAP SA	90,918	324
	Coca-Cola Embonor SA Preference Shares Class B	181,228	293
			10,883
China (3.4%)
^,*	Goldin Properties Holdings Ltd.	1,786,680	4,334
	Skyworth Digital Holdings Ltd.	2,548,497	2,270
	Sunny Optical Technology Group Co. Ltd.	953,367	2,122
	Digital China Holdings Ltd.	1,278,671	1,976
*	Shunfeng International Clean Energy Ltd.	2,590,986	1,827
	Intime Retail Group Co. Ltd.	1,568,937	1,754
^	China Shanshui Cement Group Ltd.	2,156,757	1,750
	BYD Electronic International Co. Ltd.	1,158,911	1,746
*	SFS Group AG	22,310	1,707
	Lao Feng Xiang Co. Ltd. Class B	267,020	1,679
*	China High Speed Transmission Equipment Group Co. Ltd.	1,787,000	1,609
^,*	Kingdee International Software Group Co. Ltd.	2,638,480	1,565
	Tong Ren Tang Technologies Co. Ltd.	887,008	1,551
	Coolpad Group Ltd.	3,773,956	1,409
*	PAX Global Technology Ltd.	931,640	1,353
^	Sinopec Kantons Holdings Ltd.	1,487,962	1,345
	Beijing Capital Land Ltd.	1,580,000	1,305
^,*	Tech Pro Technology Development Ltd.	1,606,000	1,305
^,*	China Modern Dairy Holdings Ltd.	3,049,400	1,241
	Hua Han Bio-Pharmaceutical Holdings Ltd.	4,344,889	1,191
^	NetDragon Websoft Inc.	361,660	1,116
*	Xinhua Winshare Publishing and Media Co. Ltd.	871,000	1,090
	Greatview Aseptic Packaging Co. Ltd.	1,794,000	1,081
^,*	China Traditional Chinese Medicine Co. Ltd.	1,329,280	1,035
	Wasion Group Holdings Ltd.	654,000	1,031
*	Hi Sun Technology China Ltd.	2,558,720	1,027
*	Chinasoft International Ltd.	1,750,720	1,001
	Phoenix Satellite Television Holdings Ltd.	2,483,783	981
	China ZhengTong Auto Services Holdings Ltd.	1,418,000	967
^,*	CT Environmental Group Ltd.	689,200	966
	Fufeng Group Ltd.	1,216,606	951
^	China Singyes Solar Technologies Holdings Ltd.	571,375	936
	MMG Ltd.	2,112,127	907
^	China Lesso Group Holdings Ltd.	1,208,727	888
	Lijun International Pharmaceutical Holding Co. Ltd.	2,005,880	887
^	Baoxin Auto Group Ltd.	1,115,000	880

50

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	China Oil & Gas Group Ltd.	6,160,000	865
^,*	CAR Inc.	363,000	858
^	Tibet 5100 Water Resources Holdings Ltd.	2,184,480	839
	Dah Chong Hong Holdings Ltd.	1,335,988	834
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	1,627,417	826
	Bank of Chongqing Co. Ltd.	760,500	816
^	China Overseas Grand Oceans Group Ltd.	1,311,000	784
	Dongyue Group Ltd.	1,790,000	760
	China Shineway Pharmaceutical Group Ltd.	446,000	758
	CIFI Holdings Group Co. Ltd.	2,440,000	756
*,2	Cosmo Lady China Holdings Co. Ltd.	887,131	743
	China Suntien Green Energy Corp. Ltd.	2,732,640	734
	China Water Affairs Group Ltd.	1,140,000	723
	Lonking Holdings Ltd.	2,833,313	703
*	AVIC International Holding HK Ltd.	4,250,000	689
	Tianjin Port Development Holdings Ltd.	2,123,976	683
*	Shanghai Baosight Software Co. Ltd. Class B	151,370	679
	China Datang Corp. Renewable Power Co. Ltd.	4,087,440	678
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	695,560	674
*	V1 Group Ltd.	6,315,766	664
*	Sinotrans Shipping Ltd.	2,357,190	658
	Xiamen International Port Co. Ltd.	1,177,000	649
^,*	China Lumena New Materials Corp.	3,950,000	637
	Luthai Textile Co. Ltd. Class B	388,400	628
*	North Mining Shares Co. Ltd.	12,720,000	621
*	Central China Securities Co. Ltd.	628,523	617
*	China Power New Energy Development Co. Ltd.	6,140,000	607
	Boer Power Holdings Ltd.	312,000	602
^	Yuexiu Transport Infrastructure Ltd.	818,000	601
*	Phoenix Healthcare Group Co. Ltd.	291,091	601
	West China Cement Ltd.	3,384,000	578
	Ajisen China Holdings Ltd.	920,408	571
	Dalian Port PDA Co. Ltd.	1,037,459	565
^,*	China Precious Metal Resources Holdings Co. Ltd.	6,622,000	565
	Shenguan Holdings Group Ltd.	1,782,000	559
	Livzon Pharmaceutical Group Inc.	76,800	555
^	First Tractor Co. Ltd.	612,954	552
*	China Resources and Transportation Group Ltd.	22,811,400	541
	China National Accord Medicines Corp. Ltd. Class B	72,900	539
^	Chaowei Power Holdings Ltd.	723,000	519
*	Shanghai Industrial Urban Development Group Ltd.	1,788,000	515
^	Yashili International Holdings Ltd.	1,504,000	515
^	TCL Multimedia Technology Holdings Ltd.	615,842	506
^	Wisdom Holdings Group	556,000	485
	Shanghai Diesel Engine Co. Ltd. Class B	482,300	483
	Hangzhou Steam Turbine Co. Class B	347,112	473
	Weiqiao Textile Co.	632,000	466
	Vinda International Holdings Ltd.	206,000	460
	Hengdeli Holdings Ltd.	2,021,765	453
^,*	Lianhua Supermarket Holdings Co. Ltd.	591,000	453
^	Tiangong International Co. Ltd.	2,289,478	453
	China Lilang Ltd.	435,000	451
	Texhong Textile Group Ltd.	369,000	442
*	Glorious Property Holdings Ltd.	2,780,000	427
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	229,100	410
*	Mingfa Group International Co. Ltd.	1,151,000	407
^,*	China Metal Recycling Holdings Ltd.	332,400	404
	Tianjin Development Hldgs Ltd.	426,000	403
*	Concord New Energy Group Ltd.	4,890,000	395
	Xingda International Holdings Ltd.	1,216,000	395
*	Powerlong Real Estate Holdings Ltd.	1,811,000	394
*	Dongjiang Environmental Co. Ltd.	72,600	393
	Jiangsu Future Land Co. Ltd. Class B	763,150	387
^	Hilong Holding Ltd.	1,005,000	379

51

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	China Fangda Group Co. Ltd. Class B	436,800	377
	Qingling Motors Co. Ltd.	932,929	376
*	China Huiyuan Juice Group Ltd.	959,000	375
	Comba Telecom Systems Holdings Ltd.	1,055,092	373
	361 Degrees International Ltd.	965,000	373
*	EverChina International Holdings Co. Ltd.	7,695,000	371
	NVC Lighting Holding Ltd.	1,626,088	369
	Huaxin Cement Co. Ltd. Class B	277,760	369
	COSCO International Holdings Ltd.	626,000	366
*	Poly Culture Group Corp. Ltd.	96,114	365
	Bloomage BioTechnology Corp. Ltd.	152,500	353
^,*	PW Medtech Group Ltd.	817,000	351
*	Shougang Concord International Enterprises Co. Ltd.	4,959,116	350
	Tianneng Power International Ltd.	710,000	348
*	Chongqing Iron & Steel Co. Ltd.	1,125,500	345
	Huangshan Tourism Development Co. Ltd. Class B	158,500	338
	XTEP International Holdings Ltd.	920,379	335
*,2	Kangda International Environmental Co. Ltd.	600,111	329
*	Sinolink Worldwide Holdings Ltd.	2,370,000	326
	CPMC Holdings Ltd.	419,000	325
	Fantasia Holdings Group Co. Ltd.	1,986,000	324
*	Shang Gong Group Co. Ltd. Class B	286,100	321
	Peak Sport Products Co. Ltd.	947,756	321
*	Kama Co. Ltd. Class B	401,200	320
	C C Land Holdings Ltd.	1,254,000	317
	Welling Holding Ltd.	1,203,600	313
	Shanghai Highly Group Co. Ltd. Class B	354,300	311
	Hubei Sanonda Co. Ltd. Class B	247,600	306
*	China Rare Earth Holdings Ltd.	1,334,000	302
*	China Tian Lun Gas Holdings Ltd.	295,500	299
*	Shanghai Potevio Co. Ltd. Class B	165,700	269
	Eastern Communications Co. Ltd. Class B	269,950	268
*	China SCE Property Holdings Ltd.	1,259,000	263
^	Changshouhua Food Co. Ltd.	326,000	257
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	349,900	251
	SRE Group Ltd.	4,930,302	245
	Yuanda China Holdings Ltd.	2,880,000	245
^	Hydoo International Holding Ltd.	1,208,000	238
	Chongqing Machinery & Electric Co. Ltd.	1,046,000	230
*	Jinshan Development & Construction Co. Ltd. Class B	236,200	214
*	INESA Electron Co. Ltd. Class B	268,933	209
	Maoye International Holdings Ltd.	923,459	205
*	Xinjiang Xinxin Mining Industry Co. Ltd.	844,000	189
	Daphne International Holdings Ltd.	671,996	187
	Minmetals Land Ltd.	1,184,000	183
	HNA Infrastructure Company Ltd.	166,000	174
	Hefei Meiling Co. Ltd. Class B	184,160	147
	Guangdong Provincial Expressway Development Co. Ltd. Class B	299,900	146
*	Shenzhen Chiwan Petroleum Class B	47,000	143
	Changchai Co. Ltd. Class B	179,100	139
	Anxin-China Holdings Ltd.	2,683,000	133
	MIE Holdings Corp.	1,070,000	131
	China Medical System Holdings Ltd.	65,000	115
*	Winsway Enterprises Holdings Ltd.	3,198,870	111
*	O-Net Communications Group Ltd.	397,000	109
*	Foshan Huaxin Packaging Co. Ltd. Class B	135,000	104
*	Global Bio-Chem Technology Group Co. Ltd.	1,678,000	103
*	Boshiwa International Holding Ltd.	469,000	102
*	Chengde Nanjiang Co. Ltd. Class B	271,700	101
*	China Automation Group Ltd.	566,670	101
	Real Nutriceutical Group Ltd.	314,000	99
	Fiyta Holdings Ltd. Class B	73,309	93
*	Hidili Industry International Development Ltd.	815,000	85
	China ITS Holdings Co. Ltd.	531,000	83

52

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	China Vanadium Titano - Magnetite Mining Co. Ltd.	742,000	81
	Dalian Refrigeration Co. Ltd. Class B	57,600	69
*	Shenzhen International Enterprise Co. Ltd. Class B	45,840	66
*	China High Precision Automation Group Ltd.	401,000	63
*	Real Gold Mining Ltd.	239,476	26
*	Chigo Holding Ltd.	1,038,000	24
	China Power International Development Ltd.	32,000	21
	Sunac China Holdings Ltd.	2,000	3
			104,436
Colombia (0.1%)
	Banco Davivienda SA Preference Shares	138,889	1,615
	Celsia SA ESP	358,833	761
*	Avianca Holdings SA Preference Shares	458,061	721
			3,097
Czech Republic (0.0%)
	Philip Morris CR AS	697	297

Denmark (1.2%)
*	Genmab A/S	71,689	5,520
	GN Store Nord A/S	222,247	4,798
	Sydbank A/S	105,337	3,954
*	Topdanmark A/S	106,115	3,183
^	FLSmidth & Co. A/S	68,121	2,910
	NKT Holding A/S	33,862	2,149
	Royal Unibrew A/S	11,221	2,148
	SimCorp A/S	50,157	1,733
	Spar Nord Bank A/S	120,568	1,303
	Matas A/S	54,637	1,292
*	Bavarian Nordic A/S	26,674	1,250
	Rockwool International A/S Class B	8,132	1,077
	Dfds A/S	8,909	997
	ALK-Abello A/S	8,357	990
*	Ambu A/S Class B	28,951	759
	Schouw & Co.	14,455	741
	Alm Brand A/S	90,615	594
*	Auriga Industries A/S Class B	12,065	580
^,*	Bang & Olufsen A/S	42,015	378
	Solar A/S Class B	7,325	360
^,*	D/S Norden A/S	8,002	161
*	OW Bunker A/S	24,023	—
			36,877
Egypt (0.1%)
*	Medinet Nasr Housing	120,178	513
*	Six of October Development & Investment	319,092	483
*	Orascom Telecom Media And Technology Holding SAE	3,751,555	472
*	Pioneers Holding for Financial Investments SAE	405,621	465
*	Palm Hills Developments SAE	1,066,814	379
	Heliopolis Co. for Housing and Construction SAE	39,198	313
	Oriental Weavers	207,790	287
	Amer Group Holding	1,525,662	198
*	Maridive & Oil Services SAE	356,111	188
*	South Valley Cement	250,000	181
	Arab Cotton Ginning	444,362	169
*	Egyptian Resorts Co.	1,289,451	165
*	Citadel Capital SAE	425,000	129
*	Abu Dhabi Islamic Bank	53,172	53
	Egyptian Financial & Industrial Co.	43,090	45
*	Palm Hills Developments SAE Rights Exp. 5/21/2015	449,577	35
*	Nile Cotton Ginning	31,192	27
			4,102
Finland (1.4%)
	Elisa Oyj	214,437	6,569
	Huhtamaki Oyj	140,341	4,486
	Amer Sports Oyj	164,119	4,107

53

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Konecranes Oyj	82,399	2,672
	Tieto Oyj	100,480	2,410
^	Cargotec Oyj Class B	54,995	2,217
	Valmet Oyj	183,306	2,124
^	Outotec Oyj	262,373	1,833
	Metsa Board Oyj	299,929	1,772
	Caverion Corp.	178,483	1,758
^,*	Outokumpu Oyj	286,169	1,727
	Sponda Oyj	350,902	1,535
^	YIT Oyj	184,883	1,305
	Kemira Oyj	110,536	1,294
	Uponor Oyj	83,127	1,280
	Citycon Oyj	368,963	1,193
	Ramirent Oyj	107,111	823
	Raisio Oyj	169,590	756
^	Sanoma Oyj	136,285	718
*	Oriola-KD Oyj	127,336	575
	Cramo Oyj	25,473	473
	F-Secure Oyj	118,532	377
^,*	Stockmann OYJ Abp Class B	32,328	257
*	Finnair Oyj	77,235	256
			42,517
France (2.7%)
	Teleperformance	78,240	5,873
*,2	Euronext NV	96,812	4,064
	Faurecia	83,108	3,940
	Orpea	53,855	3,547
	Eurofins Scientific SE	11,702	3,296
	Rubis SCA	44,086	2,995
*	Technicolor SA	404,008	2,741
*	UBISOFT Entertainment	128,622	2,372
	Neopost SA	49,082	2,363
	Plastic Omnium SA	77,561	2,160
	Metropole Television SA	95,316	1,989
	Altran Technologies SA	172,426	1,877
	Havas SA	218,492	1,822
*	Nexans SA	46,108	1,807
	Korian-Medica	51,714	1,764
	Virbac SA	6,547	1,704
*	Norbert Dentressangle SA	6,660	1,620
	Vicat	22,448	1,619
	Alten SA	33,010	1,611
^,*	CGG SA	226,204	1,602
	Nexity SA	36,113	1,586
2	Elior Participations SCA	84,050	1,576
	Sopra Steria Group	17,745	1,567
	Saft Groupe SA	38,356	1,530
	Mercialys SA	61,047	1,517
	IPSOS	51,383	1,516
	Gaztransport Et Technigaz SA	23,820	1,425
	Sartorius Stedim Biotech	5,484	1,397
*	Coface SA	101,495	1,265
	Rallye SA	33,481	1,251
*	Etablissements Maurel et Prom	128,187	1,200
^,*	Eramet	13,091	1,077
^,*	Genfit	23,903	1,039
*	DBV Technologies SA	19,633	1,010
^	Bourbon SA	42,147	830
	Boiron SA	7,420	826
	LISI	26,445	816
	Beneteau SA	50,120	786
*	Groupe Fnac	12,992	782
	Vilmorin & Cie SA	8,414	704
*	GameLoft SE	114,732	607

54

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Societe d'Edition de Canal &	80,799	565
	Tarkett SA	20,563	552
	Faiveley Transport SA	8,741	552
*	FFP	6,624	547
*	Derichebourg SA	142,793	446
	Bonduelle S.C.A.	15,840	440
*	Solocal Group	775,885	434
	MPI	105,489	414
	Jacquet Metal Service	18,428	391
	Mersen	13,125	359
^,*	SOITEC	375,686	357
	Haulotte Group SA	16,624	323
	Trigano SA	8,932	321
	Assystem	13,611	297
*	Esso SA Francaise	4,789	256
	GL Events	11,575	252
	Albioma SA	11,750	245
*	Parrot SA	7,881	208
*	Albioma SA Loyalty Line	8,890	186
*	Manitou BF SA	9,233	179
	Guerbet	4,184	178
	Stallergenes SA	2,818	172
	Union Financiere de France BQE SA	3,200	99
	Ingenico	690	87
	Burelle SA	47	33
*	Etablissements Maurel et Prom Warrants Exp. 12/31/2015	38,916	1
			82,967
Germany (4.2%)
	Deutsche Annington Immobilien SE	477,522	16,028
	LEG Immobilien AG	78,350	6,079
	Freenet AG	148,811	4,820
*	Dialog Semiconductor plc	90,655	4,088
	Aurubis AG	63,186	3,993
	KION Group AG	89,828	3,985
	Aareal Bank AG	79,909	3,437
	Deutsche Euroshop AG	63,819	3,177
	STADA Arzneimittel AG	85,269	3,119
	DMG MORI SEIKI AG	84,219	2,955
	Leoni AG	44,896	2,875
	Drillisch AG	59,469	2,735
	KUKA AG	35,808	2,544
*	MorphoSys AG	35,287	2,539
	Gerresheimer AG	44,009	2,491
	Norma Group SE	44,299	2,353
	Software AG	78,217	2,258
^	Bilfinger SE	44,937	2,244
	Krones AG	19,586	2,162
	Sartorius AG Preference Shares	12,630	2,094
*	Grand City Properties SA	107,585	2,039
	Duerr AG	19,763	2,023
	Rational AG	5,618	1,980
	TAG Immobilien AG	151,409	1,939
	Salzgitter AG	56,791	1,937
*	Nordex SE	89,244	1,910
	Jungheinrich AG Preference Shares	23,756	1,679
	RHOEN-KLINIKUM AG	58,712	1,625
	CTS Eventim AG & Co. KGaA	47,116	1,606
	alstria office REIT-AG	105,565	1,496
	Indus Holding AG	27,323	1,429
	Wincor Nixdorf AG	36,789	1,392
*	GRENKELEASING AG	10,329	1,377
	Pfeiffer Vacuum Technology AG	14,326	1,335
^,*	SGL Carbon SE	82,016	1,330
*	Kloeckner & Co. SE	138,466	1,325

55

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Aurelius AG	26,797	1,285
	Gerry Weber International AG	36,506	1,193
	Bechtle AG	16,167	1,184
	ElringKlinger AG	39,701	1,093
	Draegerwerk AG & Co. KGaA Preference Shares	8,880	1,025
	KWS Saat SE	3,273	988
	Stroeer Media SE	25,945	959
	Sixt SE	19,798	948
*	PATRIZIA Immobilien AG	47,981	945
	Bertrandt AG	6,930	915
	BayWa AG	22,994	862
^,*	AIXTRON SE	129,827	860
	Vossloh AG	13,589	855
	CompuGroup Medical AG	29,837	853
	Wacker Neuson SE	32,939	845
	Rheinmetall AG	16,494	844
	Takkt AG	45,867	836
	Jenoptik AG	64,890	782
*	Heidelberger Druckmaschinen AG	287,165	770
	Sixt SE Preference Shares	20,520	755
^	Biotest AG Preference Shares	8,753	734
	Nemetschek AG	5,504	716
	Deutz AG	133,404	646
	KSB AG Preference Shares	1,085	544
	Hamburger Hafen und Logistik AG	23,954	528
	Carl Zeiss Meditec AG	20,193	513
	Deutsche Beteiligungs AG	13,381	445
	DIC Asset AG	36,039	363
*	Kontron AG	64,059	362
	comdirect bank AG	28,225	300
*	Bauer AG	15,649	272
	Draegerwerk AG & Co. KGaA	2,797	245
*	Biotest AG	2,488	198
*	H&R AG	22,324	195
*	Delticom AG	8,075	181
^,*	SMA Solar Technology AG	12,133	180
	CAT Oil AG	10,156	136
^	QSC AG	56,381	113
	CropEnergies AG	10,226	33
			127,899
Greece (0.4%)
*	Eurobank Ergasias SA	11,134,144	1,695
	Titan Cement Co. SA	64,099	1,617
	FF Group	46,980	1,417
	JUMBO SA	133,316	1,376
*	Public Power Corp. SA	145,629	979
*	Mytilineos Holdings SA	121,450	838
	Motor Oil Hellas Corinth Refineries SA	85,027	744
	Hellenic Exchanges SA	79,889	520
	Hellenic Petroleum SA	102,506	511
*	Ellaktor SA	188,945	424
	Grivalia Properties REIC	51,080	406
	Metka SA	37,574	350
	Athens Water Supply & Sewage Co. SA	49,681	279
*	Intralot SA-Integrated Lottery Systems & Services	5,285	10
*	TT Hellenic Postbank SA	44,448	8
			11,174
Hong Kong (2.3%)
*	Suncorp Technologies Ltd.	16,470,000	2,923
	Value Partners Group Ltd.	1,375,498	2,543
	Minth Group Ltd.	788,219	1,973
	Guotai Junan International Holdings Ltd.	1,075,000	1,770
^,*	Town Health International Medical Group Ltd.	5,164,680	1,676
	Stella International Holdings Ltd.	582,591	1,575

56

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Luk Fook Holdings International Ltd.	485,000	1,517
*	FDG Electric Vehicles Ltd.	15,129,154	1,496
	NagaCorp Ltd.	1,994,228	1,437
	SITC International Holdings Co. Ltd.	1,927,760	1,426
	Yingde Gases Group Co. Ltd.	1,582,000	1,380
	Man Wah Holdings Ltd.	955,200	1,239
*	China LNG Group Ltd.	4,260,000	1,204
*	G-Resources Group Ltd.	35,283,190	1,162
^	Haitong International Securities Group Ltd.	1,024,000	1,139
*	Nexteer Automotive Group Ltd.	925,920	1,044
	SmarTone Telecommunications Holdings Ltd.	555,730	1,013
	Pacific Basin Shipping Ltd.	2,692,766	997
	Pacific Textiles Holdings Ltd.	702,000	973
	China Smarter Energy Group Holdings Ltd.	4,680,000	967
	Giordano International Ltd.	1,911,735	956
*	KuangChi Science Ltd.	2,026,000	951
^	REXLot Holdings Ltd.	12,607,848	939
^,*	Imperial Pacific International Holdings Ltd.	3,724,605	932
	K Wah International Holdings Ltd.	1,596,000	923
	Truly International Holdings Ltd.	1,871,000	883
*	China LotSynergy Holdings Ltd.	8,953,720	875
	Chow Sang Sang Holdings International Ltd.	365,565	842
	CITIC Telecom International Holdings Ltd.	1,933,004	796
	Yuexiu REIT	1,404,000	793
*	Sun Hung Kai & Co. Ltd.	758,000	788
	Dynam Japan Holdings Co. Ltd.	367,200	778
	Ju Teng International Holdings Ltd.	1,214,002	761
^	TCL Communication Technology Holdings Ltd.	701,942	747
^,*	Superb Summit International Group Ltd.	3,957,346	746
^	NewOcean Energy Holdings Ltd.	1,294,000	721
	GCL New Energy Holdings Ltd.	5,335,541	720
*	Carnival Group International Holdings Ltd.	3,460,000	709
*	Kong Sun Holdings Ltd.	3,300,000	692
*	United Photovoltaics Group Ltd.	4,514,000	692
*	Haitong International Securities Group Ltd. Rights Exp. 5/15/15	1,004,000	667
	Far East Consortium International Ltd.	1,379,858	654
	Springland International Holdings Ltd.	1,679,000	645
^	Summit Ascent Holdings Ltd.	1,104,000	644
^,*	Lee's Pharmaceutical Holdings Ltd.	329,000	610
^	Goodbaby International Holdings Ltd.	1,307,000	597
	Sunlight REIT	1,177,000	594
^,*	Haier Healthwise Holdings Ltd.	3,914,000	589
^,*	Xinchen China Power Holdings Ltd.	1,221,500	588
*	Tom Group Ltd.	2,067,016	564
*	Fullshare Holdings Ltd.	6,192,500	558
^,*	China Fiber Optic Network System Group Ltd.	1,466,000	532
	China Merchants Land Ltd.	1,636,000	522
	China Aerospace International Holdings Ltd.	2,616,000	521
	TCC International Holdings Ltd.	1,203,000	508
*	Shenyin Wanguo HK Ltd.	470,000	503
^,*	Sino Oil And Gas Holdings Ltd.	16,505,000	478
	HKR International Ltd.	825,600	468
*	Lifetech Scientific Corp.	2,494,058	463
	Prosperity REIT	1,231,000	458
	APT Satellite Holdings Ltd.	279,000	437
*	Louis XIII Holdings Ltd.	1,203,040	430
	AMVIG Holdings Ltd.	764,000	418
	EVA Precision Industrial Holdings Ltd.	1,276,000	414
^,*	China Dynamics Holdings Ltd.	4,458,752	407
*	United Laboratories International Holdings Ltd.	602,500	406
*	China All Access Holdings Ltd.	1,132,000	397
*	China Financial International Investments Ltd.	4,260,000	389
	Trinity Ltd.	1,746,000	382
^,*	Wanda Hotel Development Co. Ltd.	1,717,000	375

57

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Singamas Container Holdings Ltd.	1,917,960	363
^	Honghua Group Ltd.	2,552,400	351
*	Synertone Communication Corp.	4,312,000	351
^,*	Yanchang Petroleum International Ltd.	7,630,000	348
^	Anton Oilfield Services Group	1,399,320	338
^,*	Midland Holdings Ltd.	722,000	336
*	Lai Sun Development Co. Ltd.	12,085,000	324
*	China Household Holdings Ltd.	2,920,000	318
	Varitronix International Ltd.	386,000	307
	Spring REIT	629,762	294
*	Landing International Development Ltd.	11,416,350	279
*	China Public Procurement Ltd.	8,028,000	264
*	SOCAM Development Ltd.	290,725	260
	Road King Infrastructure Ltd.	257,346	259
	Regal Hotels International Holdings Ltd.	414,000	257
*	Microport Scientific Corp.	457,000	255
	New World Department Store China Ltd.	846,966	243
	Liu Chong Hing Investment Ltd.	178,000	236
^	SPT Energy Group Inc.	1,023,000	230
	TPV Technology Ltd.	876,000	214
*	L'sea Resources International Holdings Ltd.	3,050,000	209
	Inspur International Ltd.	736,000	208
*	Silver base Group Holdings Ltd.	1,234,475	205
	Polytec Asset Holdings Ltd.	1,440,000	204
*	CST Mining Group Ltd.	15,432,000	197
	Emperor Watch & Jewellery Ltd.	4,230,000	196
	IT Ltd.	412,000	168
	Yip's Chemical Holdings Ltd.	272,000	165
*	Hong Kong Television Network Ltd.	405,000	164
*	Neo-Neon Holdings Ltd.	946,880	162
	Henderson Investment Ltd.	1,405,000	139
^,*	Sunshine Oilsands Ltd.	1,555,000	138
*	PetroAsian Energy Holdings Ltd.	3,380,000	115
*	Heng Tai Consumables Group Ltd.	4,220,244	78
	Oriental Press Group	262,000	32
*	Ju Teng International Holdings Ltd. Warrants Exp. 10/14/2016	139,000	12
			69,135
India (2.3%)
	UPL Ltd.	419,500	3,238
	Indiabulls Housing Finance Ltd.	277,675	2,588
	Apollo Hospitals Enterprise Ltd.	104,870	1,874
	Mindtree Ltd.	90,714	1,740
	Page Industries Ltd.	6,683	1,435
*	Havells India Ltd.	325,278	1,429
	Bajaj Finance Ltd.	20,659	1,315
	Max India Ltd.	179,099	1,206
	Federal Bank Ltd.	576,884	1,191
	Emami Ltd.	75,762	1,109
*	Jubilant Foodworks Ltd.	46,503	1,090
	Torrent Pharmaceuticals Ltd.	56,951	1,077
	Just Dial Ltd.	63,024	1,060
*	Gujarat Pipavav Port Ltd.	293,281	1,022
*	SKS Microfinance Ltd.	122,890	908
	Sundaram Finance Ltd.	38,167	886
*	AIA Engineering Ltd.	48,448	875
	MRF Ltd.	1,479	853
*	Suzlon Energy Ltd.	2,252,774	841
	Berger Paints India Ltd.	247,792	819
	NCC Ltd.	567,189	809
	PI Industries Ltd.	77,434	802
	Dewan Housing Finance Corp. Ltd.	114,119	800
*	Indian Hotels Co. Ltd.	453,347	779
*	Amara Raja Batteries Ltd.	61,432	767
	Info Edge India Ltd.	62,900	761

58

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Gillette India Ltd.	11,134	758
*	Sun Pharma Advanced Research Co. Ltd.	120,239	753
*	Rajesh Exports Ltd.	204,283	747
	CESC Ltd.	84,755	730
	IIFL Holdings Ltd.	264,250	724
	Alstom T&D India Ltd.	88,446	721
	Apollo Tyres Ltd.	262,090	714
	Credit Analysis & Research Ltd.	28,953	710
*	Bayer CropScience Ltd.	11,959	707
*	Housing Development & Infrastructure Ltd.	380,330	704
*	Balkrishna Industries Ltd.	54,610	667
	Sintex Industries Ltd.	380,208	662
	Petronet LNG Ltd.	241,234	662
	Arvind Ltd.	164,332	656
	Persistent Systems Ltd.	58,717	653
	Hexaware Technologies Ltd.	145,401	643
	Strides Arcolab Ltd.	39,671	640
*	Cox & Kings Ltd.	131,140	635
	Vakrangee Ltd.	365,811	612
	IRB Infrastructure Developers Ltd.	160,742	589
	Voltas Ltd.	133,317	588
*	Redington India Ltd.	312,258	586
	Thermax Ltd.	37,403	577
*	Ajanta Pharma Ltd.	27,997	557
*	Sadbhav Engineering Ltd.	118,656	556
	TVS Motor Co. Ltd.	148,201	549
	IFCI Ltd.	1,013,175	534
	National Aluminium Co. Ltd.	702,977	525
	Amtek Auto Ltd.	207,569	517
	L&T Finance Holdings Ltd.	517,030	512
*	Kajaria Ceramics Ltd.	42,165	511
*	Alembic Pharmaceuticals Ltd.	68,511	509
*	WABCO India Ltd.	5,705	502
*	Karur Vysya Bank Ltd.	66,045	501
*	Bajaj Corp. Ltd.	72,242	498
	Tata Global Beverages Ltd.	218,339	488
*	eClerx Services Ltd.	19,191	481
	Prestige Estates Projects Ltd.	124,025	467
	Oberoi Realty Ltd.	110,395	466
*	Jammu & Kashmir Bank Ltd.	307,394	464
	Gateway Distriparks Ltd.	83,117	460
*	Whirlpool of India Ltd.	40,389	444
*	Gujarat Gas Co. Ltd.	39,800	444
*	VA Tech Wabag Ltd.	39,337	433
	Biocon Ltd.	57,919	412
*	GRUH Finance Ltd.	106,111	412
*	KPIT Technologies Ltd.	243,466	402
	Ramco Cements Ltd.	83,231	401
*	Dish TV India Ltd.	337,241	399
*	Hathway Cable & Datacom Ltd.	471,255	397
	Coromandel International Ltd.	109,756	396
*	Gujarat Fluorochemicals Ltd.	39,837	390
	Century Textiles & Industries Ltd.	32,612	375
	Gujarat State Petronet Ltd.	193,931	367
*	Repco Home Finance Ltd.	37,764	345
*	Central Bank of India	209,377	345
	Muthoot Finance Ltd.	118,117	341
	Ipca Laboratories Ltd.	33,503	338
	Sobha Ltd.	54,471	336
	Engineers India Ltd.	107,676	310
	Jain Irrigation Systems Ltd.	344,143	308
	Indiabulls Real Estate Ltd.	326,133	305
	CMC Ltd.	10,268	303
	PTC India Ltd.	266,177	303

59

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Karnataka Bank Ltd.	149,626	296
	McLeod Russel India Ltd.	76,709	292
	South Indian Bank Ltd.	753,626	287
	Indraprastha Gas Ltd.	41,986	272
	Rolta India Ltd.	141,036	256
*	Allahabad Bank	156,752	254
*	India Cements Ltd.	176,674	252
	Indian Bank	114,039	251
*	Hindustan Construction Co. Ltd.	505,220	250
*	Pipavav Defence & Offshore Engineering Co. Ltd.	270,702	243
	Syndicate Bank	144,831	226
	Polaris Consulting & Services Ltd.	88,447	218
*	Jet Airways India Ltd.	35,377	211
*	Balrampur Chini Mills Ltd.	290,118	210
*	Videocon Industries Ltd.	88,639	207
	Future Retail Ltd.	110,904	202
*	DEN Networks Ltd.	98,353	201
	UCO Bank	201,120	199
	Indian Overseas Bank	281,582	196
	Alstom India Ltd.	17,227	194
	Srei Infrastructure Finance Ltd.	300,127	187
	Jindal Saw Ltd.	166,808	181
	Multi Commodity Exchange of India Ltd.	10,477	172
	Vijaya Bank	216,248	155
	Welspun Corp. Ltd.	112,757	149
*	Shipping Corp. of India Ltd.	199,415	147
	Raymond Ltd.	20,579	144
*	Andhra Bank	115,901	139
	Chambal Fertilizers & Chemicals Ltd.	133,715	136
	Gujarat Mineral Development Corp. Ltd.	76,783	122
	Radico Khaitan Ltd.	72,936	104
	Gujarat State Fertilisers & Chemicals Ltd.	82,282	99
*	Bajaj Hindusthan Sugar Ltd.	325,470	88
*	Tata Teleservices Maharashtra Ltd.	680,372	81
*	Punj Lloyd Ltd.	166,563	76
*	Shree Renuka Sugars Ltd.	360,673	70
	Bhushan Steel Ltd.	69,507	67
*	IVRCL Ltd.	254,830	59
	Financial Technologies India Ltd.	18,072	49
*	Nagarjuna Fertilizers & Chemicals Ltd.	233,445	41
			71,298
Indonesia (0.7%)
	Lippo Karawaci Tbk PT	27,673,018	2,525
	Summarecon Agung Tbk PT	15,447,168	2,110
	Ciputra Development Tbk PT	15,280,000	1,611
	Bumi Serpong Damai Tbk PT	10,513,249	1,506
	Matahari Putra Prima Tbk PT	4,121,900	1,257
	Alam Sutera Realty Tbk PT	24,218,348	1,142
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	14,598,200	983
	AKR Corporindo Tbk PT	2,409,800	965
	Pakuwon Jati Tbk PT	27,713,234	933
	MNC Investama Tbk PT	39,912,030	827
	Wijaya Karya Beton Tbk PT	10,448,495	795
	Wijaya Karya Persero Tbk PT	2,502,900	574
	Ace Hardware Indonesia Tbk PT	10,692,100	532
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,597,845	503
*	Panin Financial Tbk PT	19,481,000	490
	Bank Tabungan Negara Persero Tbk PT	5,352,170	459
*	Waskita Karya Persero Tbk PT	3,515,900	456
*	Lippo Cikarang Tbk PT	491,200	452
	Surya Semesta Internusa Tbk PT	4,971,800	451
	Mitra Adiperkasa Tbk PT	1,015,300	435
	Medco Energi Internasional Tbk PT	1,752,671	432
*	Siloam International Hospitals Tbk PT	318,800	349

60

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Energi Mega Persada Tbk PT	54,645,500	336
	Agung Podomoro Land Tbk PT	10,183,000	327
*	Eagle High Plantations Tbk PT	14,471,000	281
	Bekasi Fajar Industrial Estate Tbk PT	5,517,800	253
	Intiland Development Tbk PT	4,902,000	245
	Holcim Indonesia Tbk PT	2,049,577	245
*	Sigmagold Inti Perkasa Tbk PT	6,751,200	235
	Timah Persero Tbk PT	3,195,120	200
	Salim Ivomas Pratama Tbk PT	4,001,200	197
	Ramayana Lestari Sentosa Tbk PT	3,183,500	190
	BISI International Tbk PT	1,734,420	187
*	Bumi Resources Tbk PT	25,095,500	139
	Gajah Tunggal Tbk PT	1,340,000	113
	Harum Energy Tbk PT	976,100	90
	Sampoerna Agro PT	545,500	76
*	Krakatau Steel Persero Tbk PT	2,114,000	57
*	Indika Energy Tbk PT	1,327,939	30
*	Trada Maritime Tbk PT	6,712,200	26
			23,014
Ireland (0.6%)
	Kingspan Group plc	236,373	4,690
	Paddy Power plc	50,664	4,529
	Glanbia plc	239,908	4,446
	C&C Group plc	490,161	1,986
	Green REIT plc	926,858	1,635
	Aer Lingus Group plc	204,576	532
	FBD Holdings plc	25,902	280
	C&C Group plc	11,196	45
			18,143
Israel (0.4%)
	Alony Hetz Properties & Investments Ltd.	120,124	955
*	Nitsba Holdings 1995 Ltd.	46,720	792
*	EZchip Semiconductor Ltd.	35,397	692
*	Tower Semiconductor Ltd.	43,681	664
*	Nova Measuring Instruments Ltd.	51,548	585
	Ituran Location and Control Ltd.	25,033	575
	Reit 1 Ltd.	188,505	567
*	Compugen Ltd.	83,415	542
*	Allot Communications Ltd.	51,631	454
*	Airport City Ltd.	42,737	451
*	Mazor Robotics Ltd.	61,945	409
	Amot Investments Ltd.	113,805	385
*	Jerusalem Oil Exploration	9,484	360
*	Evogene Ltd.	35,035	350
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	8,163	332
	Norstar Holdings Inc.	11,222	306
	Menorah Mivtachim Holdings Ltd.	30,185	299
	Electra Ltd.	2,231	273
	Phoenix Holdings Ltd.	91,613	272
*	Gilat Satellite Networks Ltd.	40,725	251
	Silicom Ltd.	6,193	228
	Africa Israel Properties Ltd.	14,311	222
*	Shufersal Ltd.	77,475	177
*	Naphtha Israel Petroleum Corp. Ltd.	30,682	174
*	AudioCodes Ltd.	35,741	163
*	Kamada Ltd.	24,100	110
*	Africa Israel Investments Ltd.	109,166	102
*	Ceragon Networks Ltd.	69,161	96
*	Property & Building Corp. Ltd.	1,263	86
	Jerusalem Economy Ltd.	21,043	81
*	Modiin Energy Warrants Exp. 7/21/2015	6,431	—
			10,953

61

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
Italy (2.9%)
*	Banca Popolare di Milano Scarl	6,050,830	6,235
*	Banca Popolare dell'Emilia Romagna SC	661,925	5,445
	Azimut Holding SPA	141,919	4,166
	Banca Popolare di Sondrio SCARL	641,413	2,911
	Recordati SPA	143,481	2,859
	Moncler SPA	155,125	2,762
	Banca Generali SPA	77,400	2,598
*,2	Anima Holding SPA	280,549	2,498
*	Yoox SPA	77,420	2,439
	A2A SPA	1,952,601	2,249
	Hera SPA	844,253	2,227
	FinecoBank Banca Fineco SPA	293,474	2,216
	Unipol Gruppo Finanziario SPA Preference Shares	387,188	2,035
	Italcementi SPA	273,133	1,946
	Interpump Group SPA	115,086	1,935
*	Credito Valtellinese SC	1,543,313	1,926
	Ansaldo STS SPA	177,705	1,889
*	Sorin SPA	567,325	1,786
^	Tod's SPA	19,005	1,744
*	Autogrill SPA	180,881	1,730
	Societa Cattolica di Assicurazioni SCRL	198,523	1,696
*	World Duty Free SPA	151,401	1,690
	Brembo SPA	40,040	1,602
	De' Longhi	69,327	1,564
	Buzzi Unicem SPA	93,153	1,499
	Unipol Gruppo Finanziario SPA	283,470	1,487
	DiaSorin SPA	32,384	1,478
*	Ei Towers SPA	23,104	1,400
	Danieli & C Officine Meccaniche SPA	68,157	1,265
	Beni Stabili SpA SIIQ	1,522,852	1,256
	Societa Iniziative Autostradali e Servizi SPA	106,672	1,232
	ERG SPA	82,439	1,185
*	Salini Impregilo SPA	250,398	1,093
	Credito Emiliano SPA	115,725	965
	Industria Macchine Automatiche SPA	18,469	940
^,*	Banca Carige SPA	11,503,337	938
	Iren SPA	631,239	927
	ACEA SPA	66,547	896
	Amplifon SPA	110,724	862
^	Piaggio & C SPA	279,345	847
	MARR SPA	38,499	773
*	Cerved Information Solutions SPA	102,861	746
*	CIR-Compagnie Industriali Riunite SPA	606,132	725
^	Brunello Cucinelli SPA	38,454	714
	Italmobiliare SPA	34,207	668
^,*	RCS MediaGroup SPA	445,797	613
^,*	Safilo Group SPA	42,085	612
^,*	Saras SPA	311,228	603
	ASTM SPA	40,949	582
^	Astaldi SPA	65,899	573
	Cementir Holding SPA	71,516	504
*	Fincantieri SPA	549,467	499
	Danieli & C Officine Meccaniche SPA	15,592	379
	Falck Renewables SPA	274,270	362
^,*	Geox SPA	83,231	304
	Immobiliare Grande Distribuzione SIIQ SPA	302,469	298
*	DeA Capital SPA	122,976	263
	Trevi Finanziaria Industriale SPA	86,441	252
*	Cofide SPA	431,222	242
*	Gruppo Editoriale L'Espresso SPA	183,674	241
	Esprinet SPA	24,928	240
	Zignago Vetro SPA	34,901	217
	Italmobiliare SPA	5,714	187

62

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Arnoldo Mondadori Editore SPA	143,206	177
*	Sogefi SPA	40,379	135
*	Juventus Football Club SPA	290,159	99
^,*	Fiera Milano SPA	8,283	63
			89,489
Japan (14.4%)
	OSG Corp.	114,214	2,375
	Oki Electric Industry Co. Ltd.	1,118,186	2,291
	IT Holdings Corp.	113,860	2,242
	ADEKA Corp.	153,155	2,160
	Horiba Ltd.	55,414	2,081
*	Leopalace21 Corp.	357,100	2,060
	Asahi Intecc Co. Ltd.	33,220	2,046
	Tsubakimoto Chain Co.	242,050	1,982
	Iwatani Corp.	285,260	1,929
	Daifuku Co. Ltd.	143,601	1,913
	Nippon Konpo Unyu Soko Co. Ltd.	104,240	1,837
	Tokyo Ohka Kogyo Co. Ltd.	57,797	1,799
	Aica Kogyo Co. Ltd.	76,324	1,753
	Sankyu Inc.	369,974	1,735
	Nihon Parkerizing Co. Ltd.	151,360	1,721
	Toagosei Co. Ltd.	385,584	1,711
	SHO-BOND Holdings Co. Ltd.	38,200	1,684
	Ogaki Kyoritsu Bank Ltd.	478,200	1,612
	NOF Corp.	207,202	1,594
	Fuji Machine Manufacturing Co. Ltd.	127,440	1,573
	Penta-Ocean Construction Co. Ltd.	419,500	1,572
	Kyowa Exeo Corp.	132,190	1,542
	Kiyo Bank Ltd.	106,796	1,531
*	Kumagai Gumi Co. Ltd.	477,600	1,526
^	Kenedix Inc.	380,400	1,515
	Nachi-Fujikoshi Corp.	254,782	1,490
	Nihon M&A Center Inc.	42,780	1,489
	Arcs Co. Ltd.	70,700	1,479
	Hazama Ando Corp.	260,379	1,477
	Makino Milling Machine Co. Ltd.	160,901	1,470
	Toho Bank Ltd.	341,664	1,442
	MonotaRO Co. Ltd.	41,000	1,411
	Miura Co. Ltd.	125,455	1,408
	Maeda Corp.	193,306	1,406
	Fuyo General Lease Co. Ltd.	34,147	1,397
	Amano Corp.	108,416	1,395
	Toho Holdings Co. Ltd.	79,418	1,383
	Nichi-iko Pharmaceutical Co. Ltd.	65,610	1,381
	Okumura Corp.	288,213	1,381
	Inaba Denki Sangyo Co. Ltd.	38,028	1,375
	Sangetsu Co. Ltd.	89,220	1,373
	Ship Healthcare Holdings Inc.	56,100	1,371
	Central Glass Co. Ltd.	296,538	1,363
	Pilot Corp.	25,180	1,357
	Sumitomo Mitsui Construction Co. Ltd.	964,832	1,343
	Duskin Co. Ltd.	77,860	1,335
	Ain Pharmaciez Inc.	37,608	1,327
	Nishimatsu Construction Co. Ltd.	359,560	1,324
	Nippon Soda Co. Ltd.	211,787	1,323
	Toyo Ink SC Holdings Co. Ltd.	277,451	1,321
	Takasago Thermal Engineering Co. Ltd.	101,436	1,316
	Sumitomo Bakelite Co. Ltd.	288,000	1,313
	Zensho Holdings Co. Ltd.	139,561	1,306
	Meitec Corp.	40,546	1,306
	Nippon Light Metal Holdings Co. Ltd.	842,623	1,305
^	Welcia Holdings Co. Ltd.	29,741	1,301
	Shinmaywa Industries Ltd.	125,040	1,300
^	United Arrows Ltd.	42,167	1,298

63

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Sanken Electric Co. Ltd.	169,648	1,297
	Nippon Seiki Co. Ltd.	64,460	1,296
	Tokuyama Corp.	573,050	1,275
	IBJ Leasing Co. Ltd.	56,901	1,272
	Nippon Gas Co. Ltd.	50,980	1,271
	J Trust Co. Ltd.	123,000	1,267
	Accordia Golf Co. Ltd.	124,380	1,265
*	Ulvac Inc.	74,280	1,265
	Tokyo Seimitsu Co. Ltd.	58,534	1,262
	Relo Holdings Inc.	15,300	1,256
	Bank of Okinawa Ltd.	29,604	1,249
	Mitsubishi Pencil Co. Ltd.	33,000	1,248
	Yamanashi Chuo Bank Ltd.	265,311	1,232
	Kokuyo Co. Ltd.	134,700	1,230
	Valor Co. Ltd.	57,600	1,228
	Saibu Gas Co. Ltd.	521,734	1,226
	Fujitec Co. Ltd.	111,540	1,213
	Bank of Iwate Ltd.	26,924	1,209
	Kanamoto Co. Ltd.	41,200	1,205
	Alpine Electronics Inc.	58,900	1,197
	Daiseki Co. Ltd.	67,187	1,196
	Nippon Suisan Kaisha Ltd.	390,062	1,184
*	Nippon Sheet Glass Co. Ltd.	1,167,000	1,182
	Taikisha Ltd.	43,463	1,167
	HI-LEX Corp.	36,349	1,163
	Fujitsu General Ltd.	80,760	1,163
	Hitachi Zosen Corp.	210,820	1,162
	Morinaga Milk Industry Co. Ltd.	310,678	1,151
	Ryosan Co. Ltd.	48,257	1,149
	GMO internet Inc.	91,261	1,147
	Yamagata Bank Ltd.	257,426	1,145
	Mitsuba Corp.	53,820	1,134
	Asahi Holdings Inc.	60,000	1,129
	Tokyo Dome Corp.	264,680	1,128
	Hanwa Co. Ltd.	271,415	1,122
	Colowide Co. Ltd.	81,000	1,119
	Japan Securities Finance Co. Ltd.	170,541	1,116
	Marusan Securities Co. Ltd.	111,595	1,115
	Bank of Nagoya Ltd.	303,121	1,114
	Yaoko Co. Ltd.	31,400	1,112
	Kureha Corp.	240,026	1,099
	TSI Holdings Co. Ltd.	160,700	1,094
	Heiwado Co. Ltd.	45,500	1,093
	DCM Holdings Co. Ltd.	130,988	1,092
	Noritz Corp.	63,695	1,090
	Nichicon Corp.	117,667	1,086
	Kadokawa Dwango Corp.	68,751	1,082
	Mirait Holdings Corp.	95,471	1,079
	Kintetsu World Express Inc.	23,300	1,073
	Daibiru Corp.	109,243	1,073
	Unipres Corp.	51,900	1,072
	UACJ Corp.	369,852	1,069
	Aomori Bank Ltd.	323,480	1,068
	Seiko Holdings Corp.	201,291	1,066
	San-A Co. Ltd.	25,444	1,064
	Takara Standard Co. Ltd.	130,398	1,061
	Nitto Boseki Co. Ltd.	277,944	1,059
	Okinawa Electric Power Co. Inc.	27,740	1,054
^	Wacom Co. Ltd.	202,980	1,052
	Mandom Corp.	27,247	1,050
	Meidensha Corp.	316,399	1,049
	Kanematsu Corp.	666,000	1,046
	Nichias Corp.	173,375	1,046
	NET One Systems Co. Ltd.	145,300	1,044

64

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

		Market
		Value
	Shares	($000)
Aida Engineering Ltd.	91,386	1,042
Keihin Corp.	63,209	1,035
Yoshinoya Holdings Co. Ltd.	90,500	1,033
Seikagaku Corp.	60,164	1,023
Jaccs Co. Ltd.	193,000	1,013
Ai Holdings Corp.	55,700	1,013
TPR Co. Ltd.	38,480	1,009
Hitachi Kokusai Electric Inc.	72,815	1,009
Toho Zinc Co. Ltd.	261,758	1,008
Totetsu Kogyo Co. Ltd.	44,600	1,006
Tokyo Steel Manufacturing Co. Ltd.	145,200	1,002
Megmilk Snow Brand Co. Ltd.	83,026	996
Cocokara fine Inc.	32,489	991
Sumitomo Warehouse Co. Ltd.	175,128	988
TOMONY Holdings Inc.	207,200	984
Tokyo TY Financial Group Inc.	34,384	983
Nissha Printing Co. Ltd.	50,760	983
Nippon Signal Co. Ltd.	102,200	979
Komori Corp.	78,500	978
Sakata Seed Corp.	56,356	977
Asahi Diamond Industrial Co. Ltd.	79,322	975
NSD Co. Ltd.	67,234	975
Obara Group Inc.	16,440	967
Fuji Oil Co. Ltd.	66,498	967
Oita Bank Ltd.	246,755	965
Sanyo Special Steel Co. Ltd.	198,872	962
ZERIA Pharmaceutical Co. Ltd.	60,500	960
Transcosmos Inc.	39,596	959
Ariake Japan Co. Ltd.	28,547	950
Bank of the Ryukyus Ltd.	65,059	949
Futaba Corp.	56,840	947
Okamura Corp.	120,740	941
Nikkiso Co. Ltd.	100,433	940
Earth Chemical Co. Ltd.	25,543	939
Fuji Seal International Inc.	31,240	937
Nishimatsuya Chain Co. Ltd.	99,900	928
Mitsumi Electric Co. Ltd.	123,649	926
Hokuetsu Kishu Paper Co. Ltd.	170,221	926
Miyazaki Bank Ltd.	230,932	918
Daio Paper Corp.	86,454	917
EDION Corp.	125,133	913
Nissin Kogyo Co. Ltd.	55,109	908
^,* Laox Co. Ltd.	324,000	907
Morinaga & Co. Ltd.	270,518	907
Higashi-Nippon Bank Ltd.	255,844	905
Mizuno Corp.	173,782	904
Iino Kaiun Kaisha Ltd.	171,280	901
Fuji Kyuko Co. Ltd.	95,600	898
Star Micronics Co. Ltd.	54,980	894
Trusco Nakayama Corp.	26,500	892
Topre Corp.	55,200	891
Japan Wool Textile Co. Ltd.	118,189	888
Kameda Seika Co. Ltd.	21,700	884
Tokai Carbon Co. Ltd.	301,000	882
Showa Sangyo Co. Ltd.	216,000	882
Itoham Foods Inc.	162,948	880
Shikoku Bank Ltd.	410,703	877
Chiyoda Co. Ltd.	41,000	876
Koei Tecmo Holdings Co. Ltd.	57,600	873
^ COOKPAD Inc.	20,500	873
Ashikaga Holdings Co. Ltd.	208,400	871
Fukui Bank Ltd.	385,337	867
Yodogawa Steel Works Ltd.	213,665	865
Fuji Co. Ltd.	48,300	864

65

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Tochigi Bank Ltd.	160,360	861
	Sanki Engineering Co. Ltd.	107,767	861
	NEC Networks & System Integration Corp.	39,600	849
^	Jin Co. Ltd.	21,800	839
	Aichi Bank Ltd.	16,020	838
	Shima Seiki Manufacturing Ltd.	48,400	836
	Financial Products Group Co. Ltd.	80,700	834
	Monex Group Inc.	306,380	833
	MOS Food Services Inc.	40,350	830
	Takuma Co. Ltd.	108,000	830
	Descente Ltd.	64,500	828
	Avex Group Holdings Inc.	53,500	826
	Sanden Holdings Corp.	177,000	825
*	Pioneer Corp.	429,313	823
	Hogy Medical Co. Ltd.	16,890	813
	Fancl Corp.	62,304	810
	Tokai Corp.	24,200	809
	FCC Co. Ltd.	49,843	809
	Enplas Corp.	20,053	807
*	Pacific Metals Co. Ltd.	264,160	803
	kabu.com Securities Co. Ltd.	110,000	803
	Hokuetsu Bank Ltd.	397,014	797
	Furukawa Co. Ltd.	457,640	794
	Yamazen Corp.	88,900	791
	Doutor Nichires Holdings Co. Ltd.	41,737	788
	Matsuya Co. Ltd.	52,300	788
	Kusuri No Aoki Co. Ltd.	10,700	788
	Eizo Corp.	35,480	787
	Kuroda Electric Co. Ltd.	43,500	782
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	144,480	781
	Riso Kagaku Corp.	46,784	774
	AOKI Holdings Inc.	55,704	772
	Toei Co. Ltd.	104,648	771
	Saizeriya Co. Ltd.	37,721	768
	Nippon Flour Mills Co. Ltd.	155,459	767
	Oiles Corp.	40,208	766
	Aichi Steel Corp.	159,029	765
	Senko Co. Ltd.	121,000	764
	TOC Co. Ltd.	99,946	764
	Nihon Unisys Ltd.	79,609	756
^	Kyoritsu Maintenance Co. Ltd.	15,580	753
	Eagle Industry Co. Ltd.	37,200	751
	Gunze Ltd.	278,079	748
	Nitto Kogyo Corp.	41,204	746
	Paltac Corp.	51,700	741
	Iseki & Co. Ltd.	358,160	741
	Nippon Densetsu Kogyo Co. Ltd.	43,803	736
	Foster Electric Co. Ltd.	28,385	735
	Kyoei Steel Ltd.	44,760	733
	Nippon Steel & Sumikin Bussan Corp.	215,080	733
*	Nippon Chemi-Con Corp.	242,296	731
	Taiyo Holdings Co. Ltd.	21,200	729
	Paramount Bed Holdings Co. Ltd.	26,900	729
	Kyudenko Corp.	54,560	725
	Kisoji Co. Ltd.	43,700	725
	Nitta Corp.	26,400	723
	Nihon Nohyaku Co. Ltd.	68,900	723
	ASKUL Corp.	30,740	720
	Chugoku Marine Paints Ltd.	83,000	719
	Eighteenth Bank Ltd.	219,000	717
	Daihen Corp.	146,759	716
	Chudenko Corp.	36,900	703
	Hiday Hidaka Corp.	28,767	699
	Heiwa Real Estate Co. Ltd.	51,372	697

66

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

		Market
		Value
	Shares	($000)
Juki Corp.	235,440	696
Takara Leben Co. Ltd.	113,300	691
Hitachi Maxell Ltd.	42,700	687
Akita Bank Ltd.	220,000	679
Showa Corp.	64,160	678
Starts Corp. Inc.	42,915	675
Tokyu Construction Co. Ltd.	115,000	674
Axial Retailing Inc.	22,930	668
Musashi Seimitsu Industry Co. Ltd.	31,415	665
Bunka Shutter Co. Ltd.	73,000	663
Joyful Honda Co. Ltd.	16,887	661
Internet Initiative Japan Inc.	39,080	661
Takasago International Corp.	143,000	660
Aeon Delight Co. Ltd.	24,900	659
Namura Shipbuilding Co. Ltd.	71,548	655
Jimoto Holdings Inc.	343,582	653
Toshiba Plant Systems & Services Corp.	46,524	647
Gurunavi Inc.	34,900	646
Minato Bank Ltd.	262,000	645
Maruha Nichiro Corp.	45,846	636
Sodick Co. Ltd.	60,880	633
Fujimori Kogyo Co. Ltd.	20,100	632
Riken Corp.	162,120	630
Fuji Soft Inc.	30,841	627
Ihara Chemical Industry Co. Ltd.	47,600	621
Tomy Co. Ltd.	102,017	620
Xebio Co. Ltd.	35,108	620
Jowa Holdings Co. Ltd.	15,200	616
Morita Holdings Corp.	65,814	615
Nagaileben Co. Ltd.	34,000	613
Sanyo Chemical Industries Ltd.	78,274	610
Chofu Seisakusho Co. Ltd.	25,400	607
Kitz Corp.	119,548	606
^ Modec Inc.	36,440	604
Ricoh Leasing Co. Ltd.	20,806	603
Sato Holdings Corp.	25,900	598
Adastria Holdings Co. Ltd.	19,700	598
Royal Holdings Co. Ltd.	32,300	596
Toyo Engineering Corp.	210,520	589
TOKAI Holdings Corp.	138,700	589
Nisshin Oillio Group Ltd.	159,262	586
Yondoshi Holdings Inc.	26,500	582
Sankyo Tateyama Inc.	30,800	576
Mani Inc.	8,600	576
Sintokogio Ltd.	68,300	572
Shibuya Kogyo Co. Ltd.	27,800	571
Dr Ci:Labo Co. Ltd.	15,100	568
Gulliver International Co. Ltd.	72,400	566
Hokuto Corp.	31,524	566
Nomura Co. Ltd.	52,500	561
Wakita & Co. Ltd.	56,300	561
CKD Corp.	61,200	561
Toshiba Machine Co. Ltd.	126,000	560
St. Marc Holdings Co. Ltd.	16,600	558
Ryobi Ltd.	170,435	557
Inabata & Co. Ltd.	52,800	555
Seiren Co. Ltd.	63,700	555
Plenus Co. Ltd.	28,400	555
Kato Sangyo Co. Ltd.	26,200	555
GMO Payment Gateway Inc.	21,400	550
* United Super Markets Holdings Inc.	63,250	548
Yorozu Corp.	26,676	545
Towa Pharmaceutical Co. Ltd.	10,294	544
Sagami Chain Co. Ltd.	53,880	541

67

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	OSAKA Titanium Technologies Co. Ltd.	25,100	540
	Tamron Co. Ltd.	22,800	539
	Tachi-S Co. Ltd.	35,000	538
	Moshi Moshi Hotline Inc.	49,500	535
	Itochu Enex Co. Ltd.	59,000	533
	Nichii Gakkan Co.	57,300	532
^	Marvelous Inc.	39,800	530
	JCR Pharmaceuticals Co. Ltd.	21,694	526
	Tsugami Corp.	90,000	526
	DTS Corp.	25,800	525
	Okabe Co. Ltd.	60,235	524
	Hitachi Koki Co. Ltd.	63,400	521
	Max Co. Ltd.	46,000	520
	Mitsui-Soko Holdings Co. Ltd.	147,762	518
	Kumiai Chemical Industry Co. Ltd.	58,000	512
	JVC Kenwood Corp.	167,640	509
	Canon Electronics Inc.	25,294	507
	Nishio Rent All Co. Ltd.	17,800	507
	Kurabo Industries Ltd.	289,000	506
	TKC Corp.	21,149	505
	Japan Pulp & Paper Co. Ltd.	184,000	505
	As One Corp.	15,700	504
	Topy Industries Ltd.	209,795	503
	YAMABIKO Corp.	11,500	498
	San-Ai Oil Co. Ltd.	75,000	498
	Fujimi Inc.	29,347	496
	Tsukishima Kikai Co. Ltd.	49,300	495
	Wowow Inc.	14,900	493
	Marudai Food Co. Ltd.	136,591	492
	Sakata INX Corp.	51,700	491
^	Kura Corp.	12,700	490
^	Tekken Corp.	146,000	490
	Yuasa Trading Co. Ltd.	22,200	489
	Daido Metal Co. Ltd.	45,000	488
	Press Kogyo Co. Ltd.	110,000	488
	Milbon Co. Ltd.	15,360	487
	Hosiden Corp.	83,067	486
	Siix Corp.	18,200	484
	Broadleaf Co. Ltd.	31,000	483
	Ichiyoshi Securities Co. Ltd.	44,800	481
	CREATE SD HOLDINGS Co. Ltd.	11,006	479
*	Macnica Fuji Electronics Holdings Inc.	38,899	479
	Nippon Synthetic Chemical Industry Co. Ltd.	68,000	476
	Piolax Inc.	10,700	474
	Mitsuboshi Belting Co. Ltd.	57,000	457
	Raito Kogyo Co. Ltd.	57,800	456
	Shindengen Electric Manufacturing Co. Ltd.	89,000	456
	Belc Co. Ltd.	15,600	455
	Ringer Hut Co. Ltd.	23,200	454
	Sekisui Jushi Corp.	34,100	453
	Sanyo Denki Co. Ltd.	54,000	452
	Pacific Industrial Co. Ltd.	54,700	452
	Sanyo Electric Railway Co. Ltd.	115,000	451
	Yellow Hat Ltd.	20,400	451
	Senshukai Co. Ltd.	62,400	450
	Kato Works Co. Ltd.	70,205	450
	Nichiha Corp.	40,500	449
	Joshin Denki Co. Ltd.	55,653	446
	Yokogawa Bridge Holdings Corp.	39,400	446
	Arcland Sakamoto Co. Ltd.	18,500	446
	C Uyemura & Co. Ltd.	9,000	446
	Atom Corp.	67,900	446
	Nippon Carbon Co. Ltd.	144,000	446
	Prima Meat Packers Ltd.	156,440	445

68

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Koa Corp.	43,400	445
^,*	KLab Inc.	37,100	444
	Osaka Steel Co. Ltd.	24,000	443
^	Tokyotokeiba Co. Ltd.	181,000	442
	Takamatsu Construction Group Co. Ltd.	19,000	441
	Jeol Ltd.	87,000	440
	Goldcrest Co. Ltd.	22,380	440
	T-Gaia Corp.	32,400	439
	Bank of Saga Ltd.	165,000	436
	Token Corp.	8,586	435
	Nippon Thompson Co. Ltd.	76,000	433
	Ohsho Food Service Corp.	12,174	433
	Noritake Co. Ltd.	183,000	432
	Geo Holdings Corp.	39,600	430
	Shikoku Chemicals Corp.	49,000	430
	Konoike Transport Co. Ltd.	40,200	430
*	Ishihara Sangyo Kaisha Ltd.	431,000	428
^	Ichibanya Co. Ltd.	9,484	426
	Nissin Electric Co. Ltd.	65,000	426
	Fujicco Co. Ltd.	25,205	426
	Dydo Drinco Inc.	10,244	424
	SMS Co. Ltd.	34,400	423
	Shizuoka Gas Co. Ltd.	64,100	416
	Pal Co. Ltd.	12,900	415
	Mitsui Sugar Co. Ltd.	115,000	414
	Kyokuto Kaihatsu Kogyo Co. Ltd.	37,000	412
	Bando Chemical Industries Ltd.	103,000	411
	Teikoku Sen-I Co. Ltd.	28,720	410
	Goldwin Inc.	58,000	409
^	Daiho Corp.	81,000	405
	Tv Tokyo Holdings Corp.	21,800	404
	UKC Holdings Corp.	22,800	404
	Doshisha Co. Ltd.	26,900	404
	Sanyo Shokai Ltd.	154,423	403
	PGM Holdings K K	37,600	400
	Kyokuto Securities Co. Ltd.	26,700	399
	Hibiya Engineering Ltd.	30,000	398
	Noevir Holdings Co. Ltd.	18,600	397
	Warabeya Nichiyo Co. Ltd.	17,700	396
	Daisan Bank Ltd.	240,037	396
	J-Oil Mills Inc.	117,000	396
	Nippon Road Co. Ltd.	73,000	394
	Denki Kogyo Co. Ltd.	84,400	394
	Round One Corp.	74,300	394
	Ines Corp.	41,200	391
	Torii Pharmaceutical Co. Ltd.	14,700	389
*	Unitika Ltd.	772,000	388
	Sakai Chemical Industry Co. Ltd.	117,546	388
	Ikyu Corp.	19,800	386
	Nichiden Corp.	17,000	385
	Toyo Construction Co. Ltd.	99,400	385
	Sumitomo Riko Co. Ltd.	44,300	383
	Sumitomo Seika Chemicals Co. Ltd.	51,000	383
	Toridoll.corp	27,100	381
	BML Inc.	12,500	381
	Nitto Kohki Co. Ltd.	18,800	381
	Kohnan Shoji Co. Ltd.	34,100	380
	Tamura Corp.	89,000	378
^	Clarion Co. Ltd.	136,000	378
	Daikyonishikawa Corp.	12,600	376
^,*	FDK Corp.	294,149	375
	Mitani Corp.	17,400	375
	Kanto Denka Kogyo Co. Ltd.	60,000	374
	Kinugawa Rubber Industrial Co. Ltd.	81,000	373

69

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Okamoto Industries Inc.	95,000	372
	T Hasegawa Co. Ltd.	25,300	371
	Optex Co. Ltd.	17,300	371
	Yokohama Reito Co. Ltd.	52,200	370
	Toa Corp.	211,000	369
	Aisan Industry Co. Ltd.	39,100	368
*	Toho Titanium Co. Ltd.	43,000	367
	Ryoyo Electro Corp.	31,142	361
	Mitsubishi Steel Manufacturing Co. Ltd.	159,000	360
	Daiwabo Holdings Co. Ltd.	214,761	358
	Ehime Bank Ltd.	169,000	358
	Michinoku Bank Ltd.	197,000	352
	Shinko Plantech Co. Ltd.	46,400	351
	Sac's Bar Holdings Inc.	19,550	349
	Fujita Kanko Inc.	88,000	348
	Toyo Tanso Co. Ltd.	18,410	347
	Fujibo Holdings Inc.	138,000	344
	EPS Holdings Inc.	29,000	338
	Daiso Co. Ltd.	96,000	336
	Futaba Industrial Co. Ltd.	66,800	336
*	Dip Corp.	5,300	333
^	FIDEA Holdings Co. Ltd.	166,900	332
	Union Tool Co.	11,000	332
	Daikokutenbussan Co. Ltd.	7,900	332
	OBIC Business Consultants Ltd.	8,800	332
	Trancom Co. Ltd.	7,000	330
	Chiyoda Integre Co. Ltd.	13,300	330
^,*	Nippon Yakin Kogyo Co. Ltd.	165,400	330
	Keihanshin Building Co. Ltd.	55,700	329
	Chiba Kogyo Bank Ltd.	47,500	328
	Kansai Urban Banking Corp.	30,000	328
	Cosel Co. Ltd.	27,700	327
	Nohmi Bosai Ltd.	26,000	327
	Zenrin Co. Ltd.	26,600	326
*	Create Restaurants Holdings Inc.	17,090	324
	Itoki Corp.	54,400	322
	Tonami Holdings Co. Ltd.	89,000	322
	Nippon Parking Development Co. Ltd.	212,000	320
	Fudo Tetra Corp.	168,400	318
	Oyo Corp.	24,200	318
	Katakura Industries Co. Ltd.	29,400	317
	Sanshin Electronics Co. Ltd.	38,300	315
	Tsurumi Manufacturing Co. Ltd.	21,000	315
	Neturen Co. Ltd.	42,300	315
	Nippon Denko Co. Ltd.	127,990	314
	S Foods Inc.	17,600	314
	Meisei Industrial Co. Ltd.	57,000	311
	Nippon Koei Co. Ltd.	74,000	311
	Tocalo Co. Ltd.	15,800	310
	Kita-Nippon Bank Ltd.	11,300	310
	Mie Bank Ltd.	133,104	307
^,*	Kobe Bussan Co. Ltd.	7,200	306
	Meiko Network Japan Co. Ltd.	24,763	306
	Eiken Chemical Co. Ltd.	15,400	305
	Alpen Co. Ltd.	18,600	304
	Kyokuyo Co. Ltd.	131,000	302
	Toa Corp.	29,000	302
	Akebono Brake Industry Co. Ltd.	85,757	300
	Nissin Corp.	112,000	300
^	Kappa Create Holdings Co. Ltd.	32,188	298
^	F@N Communications Inc.	35,800	298
	Pressance Corp.	9,287	298
^	Tabuchi Electric Co. Ltd.	27,500	298
	Elecom Co. Ltd.	13,100	295

70

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Hamakyorex Co. Ltd.	7,900	294
	Sinfonia Technology Co. Ltd.	173,000	294
	SMK Corp.	71,000	294
	Nittetsu Mining Co. Ltd.	74,000	294
	Icom Inc.	12,000	293
	Roland DG Corp.	10,900	292
	Jamco Corp.	10,200	291
^	Mitsubishi Kakoki Kaisha Ltd.	82,000	291
	Elematec Corp.	11,500	291
	Key Coffee Inc.	19,193	290
	Pack Corp.	13,200	288
^	Keiyo Co. Ltd.	61,500	287
*	Tokyo Rope Manufacturing Co. Ltd.	178,000	287
	Cawachi Ltd.	17,800	286
^	Japan Cash Machine Co. Ltd.	19,300	283
	Open House Co. Ltd.	11,100	282
	Konishi Co. Ltd.	16,100	282
	Maruzen Showa Unyu Co. Ltd.	82,000	282
	Aiphone Co. Ltd.	16,900	281
	Nagatanien Co. Ltd.	30,000	279
	Sekisui Plastics Co. Ltd.	68,000	279
	Nippon Beet Sugar Manufacturing Co. Ltd.	168,000	278
	Megachips Corp.	23,581	278
	JSP Corp.	14,600	277
	Tokyo Energy & Systems Inc.	29,000	276
^	Japan Drilling Co. Ltd.	8,200	275
	Daiichi Jitsugyo Co. Ltd.	52,000	274
	Funai Electric Co. Ltd.	23,200	274
	Tsukuba Bank Ltd.	79,900	273
	ESPEC Corp.	25,208	273
	Belluna Co. Ltd.	56,400	272
	Toyo Securities Co. Ltd.	86,000	272
	Misawa Homes Co. Ltd.	30,800	272
	Next Co. Ltd.	27,800	271
	Fukuda Corp.	42,000	271
	Sogo Medical Co. Ltd.	9,800	268
	Yusen Logistics Co. Ltd.	21,900	268
	Tosei Corp.	37,000	267
	Sumitomo Densetsu Co. Ltd.	22,100	267
	Kasai Kogyo Co. Ltd.	31,200	267
	Towa Bank Ltd.	307,000	267
	Mito Securities Co. Ltd.	71,000	267
	Ministop Co. Ltd.	17,900	265
	Japan Pure Chemical Co. Ltd.	12,900	265
	Toyo Corp.	28,117	264
	Tenma Corp.	16,300	264
	Japan Digital Laboratory Co. Ltd.	17,300	263
	Yushin Precision Equipment Co. Ltd.	12,200	263
	Taihei Dengyo Kaisha Ltd.	31,000	262
	Denyo Co. Ltd.	17,300	261
	Toyo Kohan Co. Ltd.	55,000	261
	Starzen Co. Ltd.	80,000	261
	Shibusawa Warehouse Co. Ltd.	87,549	260
^	Rock Field Co. Ltd.	12,534	258
	Melco Holdings Inc.	12,500	258
*	Kintetsu Department Store Co. Ltd.	94,000	257
	Benefit One Inc.	17,600	256
	Godo Steel Ltd.	158,000	256
	Okuwa Co. Ltd.	31,000	255
	AOI Electronics Co. Ltd.	6,070	254
	Kurimoto Ltd.	131,000	252
	Vital KSK Holdings Inc.	34,000	251
	Teikoku Electric Manufacturing Co. Ltd.	26,300	247
	K&O Energy Group Inc.	19,500	244

71

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Showa Aircraft Industry Co. Ltd.	24,000	244
	Kanematsu Electronics Ltd.	15,900	242
	Chukyo Bank Ltd.	128,000	242
*	Justsystems Corp.	38,300	242
	Mimasu Semiconductor Industry Co. Ltd.	21,000	241
	Shinko Shoji Co. Ltd.	23,400	239
	Yahagi Construction Co. Ltd.	36,400	236
	Kyodo Printing Co. Ltd.	76,000	236
^	Kobelco Eco-Solutions Co. Ltd.	41,000	234
	Studio Alice Co. Ltd.	12,700	234
	Arakawa Chemical Industries Ltd.	21,100	233
	Taiho Kogyo Co. Ltd.	18,000	232
	ASKA Pharmaceutical Co. Ltd.	23,200	231
	NS United Kaiun Kaisha Ltd.	96,000	230
	Ryoden Trading Co. Ltd.	32,000	230
	Tosho Co. Ltd.	10,100	230
	Kamei Corp.	31,200	229
	Sun Frontier Fudousan Co. Ltd.	24,000	229
	Tokushu Tokai Paper Co. Ltd.	100,000	228
	CHIMNEY Co. Ltd.	9,100	227
	Sanoh Industrial Co. Ltd.	31,000	227
	Happinet Corp.	19,700	227
	Atsugi Co. Ltd.	218,000	225
	Maeda Kosen Co. Ltd.	24,000	225
	Nippon Sharyo Ltd.	78,000	225
	Takiron Co. Ltd.	48,000	223
	Nippon Steel & Sumikin Texeng Co. Ltd.	41,000	221
	Kaga Electronics Co. Ltd.	18,200	220
	Artnature Inc.	23,600	220
	Fukushima Industries Corp.	13,000	218
	Idec Corp.	23,900	216
	Achilles Corp.	165,000	216
	Maruwa Co. Ltd.	9,500	215
	Toyo Kanetsu KK	114,000	215
	Shiroki Corp.	64,961	215
	Riken Technos Corp.	58,400	213
	Matsuda Sangyo Co. Ltd.	16,500	212
	Yurtec Corp.	33,000	211
	Tokyo Tekko Co. Ltd.	51,000	211
	Nihon Dempa Kogyo Co. Ltd.	25,310	209
	Ateam Inc.	9,800	208
	Nippon Ceramic Co. Ltd.	14,600	208
	Aderans Co. Ltd.	22,009	208
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	58,000	206
	Toli Corp.	85,101	205
	Shimizu Bank Ltd.	7,700	205
	Furuno Electric Co. Ltd.	25,200	205
^	Torishima Pump Manufacturing Co. Ltd.	27,500	204
	Fuso Pharmaceutical Industries Ltd.	78,000	203
^	OSJB Holdings Corp.	97,594	202
*	Mitsubishi Paper Mills Ltd.	263,000	202
	Yushiro Chemical Industry Co. Ltd.	15,600	201
	Uchida Yoko Co. Ltd.	59,000	201
	Japan Radio Co. Ltd.	53,000	199
	Sinanen Co. Ltd.	50,000	198
	Hisaka Works Ltd.	21,500	197
	Nippon Kanzai Co. Ltd.	8,200	197
^	JP-Holdings Inc.	68,400	196
	Sankyo Seiko Co. Ltd.	45,097	195
*	Nakayama Steel Works Ltd.	245,000	192
	Mitsui High-Tec Inc.	25,500	192
^	WATAMI Co. Ltd.	19,500	192
	Daiwa Industries Ltd.	27,700	190
	Daiken Corp.	83,000	189

72

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Weathernews Inc.	6,400	188
	Hosokawa Micron Corp.	36,000	187
	Dai-ichi Seiko Co. Ltd.	9,800	187
	Mitani Sekisan Co. Ltd.	12,200	187
	Kyosan Electric Manufacturing Co. Ltd.	59,000	186
	Tatsuta Electric Wire and Cable Co. Ltd.	42,600	186
	CONEXIO Corp.	18,800	185
	Yomiuri Land Co. Ltd.	48,000	185
	Hakuto Co. Ltd.	15,200	185
	Kitagawa Iron Works Co. Ltd.	87,000	183
	Itochu-Shokuhin Co. Ltd.	5,200	183
*	SWCC Showa Holdings Co. Ltd.	229,000	182
	Aichi Corp.	32,700	181
	Toho Co. Ltd.	46,000	180
^	Osaki Electric Co. Ltd.	26,000	180
	Tsutsumi Jewelry Co. Ltd.	7,500	178
	Chuetsu Pulp & Paper Co. Ltd.	85,000	177
	Koatsu Gas Kogyo Co. Ltd.	34,000	177
	CMK Corp.	70,700	177
	Shin-Etsu Polymer Co. Ltd.	36,000	176
^	Nihon Trim Co. Ltd.	5,700	175
	Mitsubishi Nichiyu Forklift Co. Ltd.	31,000	175
	Kourakuen Corp.	13,500	174
	Toenec Corp.	35,000	173
	Cleanup Corp.	21,800	173
*	Janome Sewing Machine Co. Ltd.	145,000	172
*	KNT-CT Holdings Co. Ltd.	122,000	172
*	Kinki Sharyo Co. Ltd.	55,000	172
	France Bed Holdings Co. Ltd.	115,000	172
*	Fujiya Co. Ltd.	105,000	171
	Nippon Valqua Industries Ltd.	66,000	171
^	Matsuya Foods Co. Ltd.	8,600	171
	Krosaki Harima Corp.	80,000	170
	T RAD Co. Ltd.	79,000	170
^	Hokkaido Gas Co. Ltd.	72,000	170
	Chugai Ro Co. Ltd.	74,000	170
	Onoken Co. Ltd.	18,900	169
	Asahi Organic Chemicals Industry Co. Ltd.	74,555	169
	Mars Engineering Corp.	9,500	168
	Pasona Group Inc.	26,200	168
	Sumitomo Precision Products Co. Ltd.	42,000	166
	Noritsu Koki Co. Ltd.	28,600	163
	Fujitsu Frontech Ltd.	13,100	162
^	U-Shin Ltd.	24,500	161
	Nissei ASB Machine Co. Ltd.	8,400	161
*	Giken Ltd.	9,700	160
	Tomoku Co. Ltd.	68,000	160
	Zuken Inc.	17,800	159
	Japan Transcity Corp.	49,192	159
	Daidoh Ltd.	37,100	159
	Paris Miki Holdings Inc.	39,400	158
	Panasonic Information Systems Co. Ltd.	4,400	157
	Organo Corp.	35,000	156
	Mitsubishi Research Institute Inc.	6,800	156
^	Asahi Co. Ltd.	17,600	155
	Shinwa Co. Ltd.	9,300	155
	Nihon Yamamura Glass Co. Ltd.	105,000	155
	Asunaro Aoki Construction Co. Ltd.	20,700	154
^	CMIC Holdings Co. Ltd.	10,200	152
	Tsukui Corp.	20,000	151
	KFC Holdings Japan Ltd.	8,000	151
^	Zuiko Corp.	4,500	149
	Dai Nippon Toryo Co. Ltd.	114,000	148
	Rhythm Watch Co. Ltd.	106,000	147

73

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	NDS Co. Ltd.	58,000	146
	Honeys Co. Ltd.	15,690	142
^	Toda Kogyo Corp.	40,000	141
	Hioki EE Corp.	7,100	140
	Japan Vilene Co. Ltd.	27,889	140
	Nippon Coke & Engineering Co. Ltd.	143,000	139
	Yonekyu Corp.	9,100	138
	Parco Co. Ltd.	14,400	136
	Iwasaki Electric Co. Ltd.	59,000	136
	Gun-Ei Chemical Industry Co. Ltd.	48,000	136
	Panasonic Industrial Devices SUNX Co. Ltd.	19,100	136
	Arata Corp.	49,797	135
	Chori Co. Ltd.	8,200	130
	Nippon Chemiphar Co. Ltd.	26,000	129
	Komatsu Seiren Co. Ltd.	28,000	127
	Chuo Spring Co. Ltd.	46,000	126
	Fuji Oil Co. Ltd.	35,900	126
	Seika Corp.	45,000	125
	Mitsui Matsushima Co. Ltd.	115,000	125
	Pronexus Inc.	18,735	124
	Okura Industrial Co. Ltd.	40,000	123
^	Srg Takamiya Co. Ltd.	17,900	122
	GCA Savvian Corp.	11,300	121
	Taisei Lamick Co. Ltd.	5,200	121
	Ohara Inc.	23,270	119
	Corona Corp. Class A	12,200	118
	Nice Holdings Inc.	72,000	116
	Hokkan Holdings Ltd.	49,000	114
	Kitano Construction Corp.	38,000	114
	Dunlop Sports Co. Ltd.	10,600	110
	Toko Inc.	37,000	110
	Takaoka Toko Co. Ltd.	8,400	109
	Kanaden Corp.	15,000	108
	Advan Co. Ltd.	8,000	108
	Gakken Holdings Co. Ltd.	47,000	99
	Maezawa Kasei Industries Co. Ltd.	9,600	98
	Axell Corp.	7,600	97
	Future Architect Inc.	15,900	96
	Tokyo Rakutenchi Co. Ltd.	23,000	95
	Shimojima Co. Ltd.	10,200	91
	CAC Holdings Corp.	10,000	90
	Mory Industries Inc.	26,000	90
	Gecoss Corp.	7,300	90
^	Tosho Printing Co. Ltd.	28,000	89
^,*	Shin Nippon Biomedical Laboratories Ltd.	12,900	84
	Endo Lighting Corp.	7,100	84
	ValueCommerce Co. Ltd.	17,000	84
^,*	Sanix Inc.	26,300	83
	NIFTY Corp.	6,500	83
	Information Services International-Dentsu Ltd.	8,000	83
	Airport Facilities Co. Ltd.	14,000	79
	NEC Capital Solutions Ltd.	5,000	78
	Daisyo Corp.	6,000	75
	Uniden Corp.	41,000	75
	Maezawa Kyuso Industries Co. Ltd.	5,900	75
	Fujikura Kasei Co. Ltd.	16,000	75
	Mitsui Home Co. Ltd.	17,000	74
*	Nissen Holdings Co. Ltd.	33,000	74
	Ichikoh Industries Ltd.	32,000	73
	Takihyo Co. Ltd.	18,000	71
	Hodogaya Chemical Co. Ltd.	42,000	70
	Stella Chemifa Corp.	6,200	69
	ST Corp.	7,500	66
^,*	Yamada SxL Home Co. Ltd.	81,000	64

74

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
^,*	Livesense Inc.	12,000	61
	Oenon Holdings Inc.	32,000	60
	Alpha Systems Inc.	4,000	59
	Aeon Fantasy Co. Ltd.	3,600	57
^	Best Denki Co. Ltd.	46,000	57
	Right On Co. Ltd.	7,000	54
	Olympic Group Corp.	7,800	53
	Cybozu Inc.	17,600	50
	Shoko Co. Ltd.	37,000	47
	Tokyo Electron Device Ltd.	3,500	47
	Pocket Card Co. Ltd.	10,600	44
	Daikoku Denki Co. Ltd.	2,900	44
	Inaba Seisakusho Co. Ltd.	3,500	42
	Toa Oil Co. Ltd.	33,000	42
	Kojima Co. Ltd.	15,100	41
	Nippon Kasei Chemical Co. Ltd.	21,000	28
	Japan Aviation Electronics Industry Ltd.	1	—
			441,376
Malaysia (1.0%)
	Dialog Group Bhd.	5,588,662	2,535
	Genting Plantations Bhd.	484,473	1,345
	Bursa Malaysia Bhd.	490,736	1,203
	Hartalega Holdings Bhd.	474,200	1,085
	HAP Seng Consolidated Bhd.	799,500	1,036
	Cahya Mata Sarawak Bhd.	715,100	1,017
	KPJ Healthcare Bhd.	813,510	972
	Mah Sing Group Bhd.	1,596,700	944
	Sunway Bhd.	795,400	845
	Top Glove Corp. Bhd.	530,079	834
	BIMB Holdings Bhd.	725,240	814
	QL Resources Bhd.	685,240	768
	Berjaya Auto Bhd.	662,100	750
	Kossan Rubber Industries	422,900	712
	TSH Resources Bhd.	1,062,500	673
	Pos Malaysia Bhd.	471,400	672
	TIME dotCom Bhd.	390,500	668
	Malaysia Building Society Bhd.	1,134,400	662
	Media Prima Bhd.	1,400,617	659
	DRB-Hicom Bhd.	1,209,127	637
*	Inari Amertron Bhd.	703,000	625
	CapitaMalls Malaysia Trust	1,418,000	594
	WCT Holdings Bhd.	1,139,222	583
	Eastern & Oriental Bhd.	1,048,190	573
	OSK Holdings Bhd.	952,781	561
	Kulim Malaysia Bhd.	764,636	558
	Berjaya Corp. Bhd.	4,161,471	507
*	Yinson Holdings Bhd.	603,900	492
	Pavilion REIT	1,125,600	492
	Malaysian Resources Corp. Bhd.	1,198,969	443
	IJM Corp. Bhd.	209,200	431
	UMW Oil & Gas Corp. Bhd.	694,000	426
*	MPHB Capital Bhd.	782,300	416
	Gas Malaysia Bhd.	547,600	410
	Supermax Corp. Bhd.	679,350	385
	Muhibbah Engineering M Bhd.	543,000	381
	Unisem M Bhd.	565,980	379
	Jaya Tiasa Holdings Bhd.	807,900	367
	UOA Development Bhd.	574,600	365
	Dayang Enterprise Holdings Bhd.	485,100	358
	IGB Corp. Bhd.	430,500	345
	TA Enterprise Bhd.	1,674,100	333
*	KNM Group Bhd.	1,852,200	331
	CB Industrial Product Holding Bhd.	567,700	323
	Coastal Contracts Bhd.	300,000	254

75

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Perdana Petroleum Bhd.	614,756	234
	Datasonic Group Bhd.	639,800	190
*	Puncak Niaga Holdings Bhd.	252,500	183
	Wah Seong Corp. Bhd.	492,642	182
*	Mulpha International Bhd.	1,519,700	164
*	Perisai Petroleum Teknologi Bhd.	904,200	138
	Malaysian Bulk Carriers Bhd.	370,500	125
	Mudajaya Group Bhd.	269,500	106
*	Scomi Group Bhd.	1,394,300	93
*	AirAsia X Bhd.	801,800	92
*	Lion Industries Corp. Bhd.	425,900	53
	Keck Seng Malaysia Bhd.	17,144	27
*	Hartalega Holdings Bhd. Warrants Exp. 5/29/2015	22,560	25
*	BIMB Holdings Bhd. Warrants Exp. 12/4/2023	154,640	17
*	Eastern & Oriental Bhd Warrants Exp. 7/21/2019	154,580	16
*	Mah Sing Group Bhd. Warrants Exp. 3/18/2018	131,268	16
*	Malaysian Resources Corp. Bhd. Warrants Exp. 9/16/2018	253,023	13
*	Puncak Niaga Holding Bhd. Warrants Exp. 7/20/2018	25,250	12
*	KNM Group BHD Warrants Exp. 4/21/2020	178,365	11
*	CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	78,700	10
*	KNM Group Bhd. Warrants Exp. 11/15/2017	189,022	9
*	Mah Sing Group Warrants Exp. 1/15/2026	100,188	7
*	WCT Holdings Bhd. Warrants Exp. 12/11/2017	82,009	6
*	Kulim Malaysia Bhd. Warrants Exp. 2/27/2016	46,729	4
*	WCT Holdings Bhd. Warrants Exp. 3/10/2016	73,268	3
			31,499
Mexico (0.5%)
	Mexico Real Estate Management SA de CV	1,138,260	1,726
	Bolsa Mexicana de Valores SAB de CV	866,776	1,667
	Grupo Aeroportuario del Centro Norte Sab de CV Class B	288,644	1,442
	Corp Inmobiliaria Vesta SAB de CV	744,900	1,394
	PLA Administradora Industrial S de RL de CV	653,728	1,291
*	Grupo Aeromexico SAB de CV	725,188	1,285
	Concentradora Fibra Hotelera Mexicana SA de CV	651,180	880
	Prologis Property Mexico SA de CV	462,175	819
*	TV Azteca SAB de CV	2,434,322	744
*	Empresas ICA SAB de CV	829,860	737
	Grupo Financiero Interacciones SA de CV	98,391	622
*	Credito Real SAB de CV SOFOM ER	229,100	567
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	427,200	531
*	Hoteles City Express SAB de CV	323,100	493
*	Banregio Grupo Financiero SAB de CV	82,676	474
*	Grupo Herdez SAB de CV	167,675	456
*	Qualitas Controladora SAB de CV	210,076	394
*	Consorcio ARA SAB de CV	898,210	382
	Organizacion Cultiba SAB de CV	225,228	302
*	Grupo Simec SAB de CV Class B	84,915	228
*	Corp GEO SAB de CV	412,100	45
*	Urbi Desarrollos Urbanos SAB de CV	313,585	32
			16,511
Netherlands (1.6%)
	Delta Lloyd NV	297,976	5,635
	Aalberts Industries NV	132,504	4,108
	ASM International NV	69,318	3,366
*	SBM Offshore NV	245,126	3,166
	Wereldhave NV	47,419	3,044
*	PostNL NV	599,431	2,977
	Arcadis NV	90,556	2,866
	Eurocommercial Properties NV	57,649	2,634
*	APERAM SA	67,876	2,588
	Fugro NV	76,039	2,187
	TKH Group NV	58,195	2,159
	Corbion NV	86,052	1,965
	Vastned Retail NV	29,367	1,434

76

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	TomTom NV	152,227	1,351
	USG People NV	98,487	1,337
*	Koninklijke BAM Groep NV	300,554	1,253
*	IMCD Group NV	31,661	1,186
	BinckBank NV	103,549	1,038
	NSI NV	183,547	862
	Koninklijke Ten Cate NV	35,347	823
^	Royal Imtech NV	135,766	726
	Accell Group	32,437	607
	Brunel International NV	29,314	601
*	Grontmij NV	125,046	553
	Wessanen	56,729	483
^,*	SNS REAAL NV	96,364	—
			48,949
New Zealand (0.5%)
	Trade Me Group Ltd.	555,893	1,619
	Infratil Ltd.	607,614	1,446
	Z Energy Ltd.	373,513	1,372
	Goodman Property Trust	1,435,455	1,291
*	Chorus Ltd.	526,292	1,225
	Argosy Property Ltd.	1,221,830	1,058
	Freightways Ltd.	221,473	1,031
	Genesis Energy Ltd.	659,205	980
	Precinct Properties New Zealand Ltd.	963,344	848
	Summerset Group Holdings Ltd.	292,869	775
	Ebos Group Ltd.	105,911	769
	Nuplex Industries Ltd.	259,929	665
	Metlifecare Ltd.	163,988	608
	Vital Healthcare Property Trust	345,813	440
*	Diligent Board Member Services Inc.	96,234	430
*	Heartland New Zealand Ltd.	409,064	412
	TOWER Ltd.	217,320	366
*	New Zealand Oil & Gas Ltd.	789,922	352
	Kathmandu Holdings Ltd.	255,330	279
^,*	a2 Milk Co. Ltd.	468,164	185
			16,151
Norway (1.0%)
^	TGS Nopec Geophysical Co. ASA	139,802	3,558
^,*	DNO ASA	1,401,289	2,642
*	Storebrand ASA	611,272	2,161
^	Petroleum Geo-Services ASA	317,515	2,108
^,*	Nordic Semiconductor ASA	232,779	1,774
	SpareBank 1 SMN	194,158	1,734
	Atea ASA	137,996	1,539
^	Opera Software ASA	137,594	1,339
^,*	Det Norske Oljeselskap ASA	169,012	1,238
	Salmar ASA	73,332	1,191
2	Aker Solutions ASA	180,026	1,096
	SpareBank 1 SR-Bank ASA	140,751	1,044
^	Prosafe SE	273,727	974
^,*	REC Silicon ASA	3,377,021	943
	Bakkafrost P/F	38,931	914
	Aker ASA	37,956	855
2	BW LPG Ltd.	92,010	814
*	Norwegian Property ASA	484,908	653
	Leroy Seafood Group ASA	17,417	578
^	Wilh Wilhelmsen ASA	74,712	487
	Stolt-Nielsen Ltd.	25,276	471
^,*	Norwegian Air Shuttle ASA	10,232	429
	Austevoll Seafood ASA	72,494	422
^,*	Akastor ASA	178,071	347
	BW Offshore Ltd.	460,983	343
^	Fred Olsen Energy ASA	37,861	340
*	Archer Ltd.	369,663	137

77

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Kvaerner ASA	136,524	107
^,*	Odfjell Drilling Ltd.	58,856	52
			30,290
Philippines (0.5%)
	Metro Pacific Investments Corp.	16,233,666	1,648
	Robinsons Land Corp.	2,360,331	1,585
	Security Bank Corp.	373,389	1,407
	Puregold Price Club Inc.	1,358,500	1,209
	Robinsons Retail Holdings Inc.	515,350	1,007
*	Philippine National Bank	573,012	995
	First Gen Corp.	1,571,130	989
	Cosco Capital Inc.	5,135,700	945
	Vista Land & Lifescapes Inc.	4,243,300	714
	Filinvest Land Inc.	14,538,400	619
	Nickel Asia Corp.	1,216,404	619
	Manila Water Co. Inc.	1,111,085	618
	First Philippine Holdings Corp.	282,240	588
	Rizal Commercial Banking Corp.	569,000	583
*	D&L Industries Inc.	1,273,200	570
	Belle Corp.	5,638,600	528
*	Melco Crown Philippines Resorts Corp.	2,542,800	517
	Lopez Holdings Corp.	2,487,700	482
	Cebu Air Inc.	223,530	427
	Philex Mining Corp.	2,046,281	320
	Atlas Consolidated Mining & Development Corp.	853,100	153
			16,523
Poland (0.3%)
^	Lubelski Wegiel Bogdanka SA	48,442	1,181
	Netia SA	573,290	938
*	PKP Cargo SA	39,928	937
^	Kernel Holding SA	71,659	691
	Budimex SA	13,851	677
^,*	Globe Trade Centre SA	349,445	600
*	CD Projekt SA	86,807	498
	Ciech SA	29,620	482
*	Fabryki Mebli Forte SA	27,954	443
	Warsaw Stock Exchange	31,797	434
*	Integer.pl SA	7,186	299
^,*	Jastrzebska Spolka Weglowa SA	62,857	250
^,*	Boryszew SA	127,777	214
^,*	Getin Holding SA	353,234	211
			7,855
Portugal (0.4%)
*	CTT-Correios de Portugal SA	203,612	2,297
	NOS SGPS SA	312,194	2,274
	Sonae SGPS SA	1,329,937	1,849
	Portucel SA	239,518	1,172
	Semapa-Sociedade de Investimento e Gestao	69,592	997
^,*	Banco BPI SA	487,159	796
	Altri SGPS SA	123,649	530
*	REN - Redes Energeticas Nacionais SGPS SA	153,218	480
^	Portugal Telecom SGPS SA	660,729	419
	Mota-Engil SGPS SA	102,966	355
*	Banco Comercial Portugues SA	1	—
			11,169
Russia (0.1%)
*	DIXY Group OJSC	77,280	668
	M Video OJSC	81,240	328
	TMK OAO GDR	56,000	227
*	Mechel	179,200	223
	Mosenergo OAO	8,590,191	166
*	Raspadskaya OAO	182,900	130

78

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	OGK-2 OAO	18,997,639	102
			1,844
Singapore (1.7%)
	Keppel REIT	2,534,947	2,355
	SATS Ltd.	964,729	2,324
	Mapletree Commercial Trust	1,976,000	2,298
	Mapletree Industrial Trust	1,771,000	2,153
	Mapletree Greater China Commercial Trust	2,482,212	1,987
	Mapletree Logistics Trust	2,070,826	1,924
^	Ezion Holdings Ltd.	1,862,612	1,689
	Fortune REIT	1,624,000	1,676
	Asian Pay Television Trust	2,259,000	1,536
^	United Engineers Ltd.	740,000	1,481
	Starhill Global REIT	2,201,108	1,454
^	Raffles Medical Group Ltd.	429,728	1,307
	Frasers Centrepoint Trust	796,210	1,243
	AIMS AMP Capital Industrial REIT	1,023,795	1,184
	CDL Hospitality Trusts	885,166	1,147
^,*	SIIC Environment Holdings Ltd.	6,419,520	1,089
	Cambridge Industrial Trust	2,046,260	1,082
	Ascott Residence Trust	1,076,021	1,036
	Cache Logistics Trust	1,135,241	1,011
^,*	Biosensors International Group Ltd.	1,557,902	971
^	First Resources Ltd.	712,629	956
	Silverlake Axis Ltd.	919,280	882
2	ARA Asset Management Ltd.	664,210	868
	Lippo Malls Indonesia Retail Trust	2,815,000	766
	CapitaRetail China Trust	584,060	765
*	Genting Hong Kong Ltd.	2,017,877	745
^,*	China Animal Healthcare Ltd.	1,067,176	716
	OUE Hospitality Trust	948,166	698
^	Super Group Ltd.	606,574	681
	Frasers Commercial Trust	586,200	668
	Far East Hospitality Trust	1,040,000	644
	First REIT	573,000	628
	Ascendas India Trust	904,562	611
^	SPH REIT	750,400	595
*	Accordia Golf Trust	948,616	580
	Hyflux Ltd.	776,286	565
	Religare Health Trust	669,000	538
	Sabana Shari'ah Compliant Industrial REIT	821,300	537
	Ascendas Hospitality Trust	1,003,000	534
^	China Everbright Water Ltd.	616,500	521
^,*	Yoma Strategic Holdings Ltd.	1,313,919	505
^	OUE Ltd.	301,000	502
^	Sarine Technologies Ltd.	279,404	432
^	Croesus Retail Trust	595,000	422
	GuocoLeisure Ltd.	601,900	418
^,*	Tiger Airways Holdings Ltd.	1,498,136	396
	Soilbuild Business Space REIT	616,000	386
^	OSIM International Ltd.	235,080	360
^,*	Ezra Holdings Ltd.	984,378	326
	Perennial Real Estate Holdings Ltd.	388,183	320
	Hi-P International Ltd.	642,000	296
	Midas Holdings Ltd.	978,847	287
	Fortune REIT	276,589	282
	Raffles Education Corp. Ltd.	1,110,839	269
	Bumitama Agri Ltd.	356,000	264
^,*	Vard Holdings Ltd.	508,000	245
	Boustead Singapore Ltd.	214,000	228
^,*	Gallant Venture Ltd.	1,115,679	206
	CSE Global Ltd.	398,759	173
*	China Fishery Group Ltd.	1,088,512	157
^,*	Ying Li International Real Estate Ltd.	717,000	137

79

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	GMG Global Ltd.	2,444,000	137
	Hong Leong Asia Ltd.	123,000	123
	Keppel Telecommunications & Transportation Ltd.	96,420	119
	Tat Hong Holdings Ltd.	244,000	115
^,*	Swiber Holdings Ltd.	679,500	101
*	Boustead Projects Pte Ltd.	64,200	51
^	United Envirotech Ltd.	28,449	39
*	China Hongxing Sports Ltd.	831,000	36
*	Sound Global Ltd.	20,000	18
*	China Milk Products Group Ltd.	140,000	—
			51,795
South Africa (0.4%)
*	Super Group Ltd.	426,157	1,292
	SA Corporate Real Estate Fund Nominees Pty Ltd.	2,953,844	1,239
	Famous Brands Ltd.	97,467	999
	Emira Property Fund	631,076	963
	Lewis Group Ltd.	129,594	942
	Mpact Ltd.	217,206	789
	Astral Foods Ltd.	50,540	767
	Metair Investments Ltd.	220,527	679
	Cashbuild Ltd.	25,634	602
	Hudaco Industries Ltd.	51,950	543
*	Peregrine Holdings Ltd.	229,681	538
	City Lodge Hotels Ltd.	38,979	501
*	Aveng Ltd.	471,485	423
*	Curro Holdings Ltd.	129,714	415
	Invicta Holdings Ltd.	59,706	366
	Adcorp Holdings Ltd.	135,922	356
	Blue Label Telecoms Ltd.	475,055	321
	Group Five Ltd.	136,967	315
	Clover Industries Ltd.	188,516	294
	Raubex Group Ltd.	149,828	225
*	Pinnacle Holdings Ltd.	176,819	168
	Merafe Resources Ltd.	1,222,650	89
	DRDGOLD Ltd.	257,096	48
*	Curro Holdings Ltd. Rights Exp. 5/08/2015	2,193	2
			12,876
South Korea (4.4%)
^	Hanssem Co. Ltd.	19,524	3,603
^,*	Hanmi Pharm Co. Ltd.	8,701	3,042
^	Youngone Corp.	41,854	2,562
	Medy-Tox Inc.	6,018	2,080
*	Kumho Tire Co. Inc.	208,830	1,898
^,*	LG Innotek Co. Ltd.	20,092	1,865
^,*	Com2uSCorp	10,938	1,844
^,*	ViroMed Co. Ltd.	17,016	1,836
^	SK Chemicals Co. Ltd.	24,440	1,587
	LIG Insurance Co. Ltd.	62,813	1,453
^	Hana Tour Service Inc.	12,081	1,433
^	Korean Reinsurance Co.	129,062	1,431
	Hyundai Greenfood Co. Ltd.	80,352	1,417
*	CJ E&M Corp.	25,390	1,388
	Kolon Industries Inc.	22,823	1,372
^	CJ CGV Co. Ltd.	18,165	1,344
	Dongsuh Co. Inc.	43,269	1,342
	Meritz Securities Co. Ltd.	226,991	1,327
	LG International Corp.	34,381	1,316
	Daesang Corp.	27,860	1,204
	Green Cross Corp.	7,236	1,192
	Ottogi Corp.	1,792	1,177
	LS Industrial Systems Co. Ltd.	21,338	1,176
^	Korea Kolmar Co. Ltd.	17,160	1,160
	Cosmax Inc.	8,567	1,157
^	Eo Technics Co. Ltd.	11,064	1,139

80

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Green Cross Holdings Corp.	41,188	1,121
	Fila Korea Ltd.	11,324	1,108
*	Hanjin Kal Corp.	35,386	1,083
^	KIWOOM Securities Co. Ltd.	15,237	1,080
^	LOTTE Himart Co. Ltd.	15,874	1,054
*	Ssangyong Cement Industrial Co. Ltd.	65,027	1,021
	GS Home Shopping Inc.	4,520	1,007
	Hyundai Home Shopping Network Corp.	8,006	1,007
	Kwang Dong Pharmaceutical Co. Ltd.	62,506	962
	Hanjin Transportation Co. Ltd.	16,918	958
	Young Poong Corp.	774	952
^	JB Financial Group Co. Ltd.	143,864	929
^,*	Hanmi Science Co. ltd	23,273	926
^,*	Webzen Inc.	23,476	922
	Taekwang Industrial Co. Ltd.	824	922
^	Grand Korea Leisure Co. Ltd.	25,749	921
	CJ O Shopping Co. Ltd.	4,090	915
^,*	Komipharm International Co. Ltd.	38,827	891
^	Seoul Semiconductor Co. Ltd.	49,405	890
^	Meritz Fire & Marine Insurance Co. Ltd.	65,314	870
^,*	Wonik IPS Co. Ltd.	77,170	864
^	iMarketKorea Inc.	33,638	857
	Hanil Cement Co. Ltd.	6,066	851
^,*	IS Dongseo Co. Ltd.	11,177	850
*	SK Broadband Co. Ltd.	188,456	842
*	Samlip General Foods Co. Ltd.	3,474	839
^,*	LG Life Sciences Ltd.	15,971	837
*	Asiana Airlines Inc.	115,901	832
	Hansae Co. Ltd.	21,693	831
^,*	Medipost Co. Ltd.	9,525	787
^	LF Corp.	23,839	784
^,*	Yuanta Securities Korea Co. Ltd.	118,630	780
	Samyang Holdings Corp.	7,947	755
	Huchems Fine Chemical Corp.	30,444	752
	Chong Kun Dang Pharmaceutical Corp.	11,255	750
	Hankook Tire Worldwide Co. Ltd.	37,732	747
^,*	Gamevil Inc.	6,754	743
^	GS Retail Co. Ltd.	20,510	742
	Lotte Food Co. Ltd.	1,031	730
^	Kolao Holdings	38,920	726
^,*	Hyundai Elevator Co. Ltd.	10,132	721
^	Binggrae Co. Ltd.	8,873	710
	Poongsan Corp.	26,233	707
	Koh Young Technology Inc.	17,123	707
	Youngone Holdings Co. Ltd.	7,341	706
^,*	Chabiotech Co. Ltd.	46,135	705
	Korea Electric Terminal Co. Ltd.	10,270	700
*	Kumho Industrial Co. Ltd.	37,982	692
	OCI Materials Co. Ltd.	7,314	691
^,*	Muhak Co. Ltd.	20,486	690
	Tongyang Life Insurance	49,761	684
^,*	SM Entertainment Co.	22,771	666
*	Huons Co. Ltd.	10,611	666
^,*	GemVax & Kael Co. Ltd.	34,136	664
	SFA Engineering Corp.	13,743	658
^	Korea Real Estate Investment & Trust Co. Ltd.	218,120	656
^	YG Entertainment Inc.	15,019	656
	Halla Holdings Corp.	10,030	646
	S&T Motiv Co. Ltd.	10,865	641
	Daishin Securities Co. Ltd.	47,829	628
^	Handsome Co. Ltd.	18,868	623
	Bukwang Pharmaceutical Co. Ltd.	26,913	618
	Dong-A ST Co. Ltd.	5,300	612
*	SK Securities Co. Ltd.	383,523	607

81

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
^,*	Seegene Inc.	18,115	603
^,*	Ssangyong Motor Co.	63,591	601
	Daou Technology Inc.	33,820	590
	Seah Besteel Corp.	17,123	586
*	Osstem Implant Co. Ltd.	13,349	583
	AK Holdings Inc.	7,336	582
	Dongwon Industries Co. Ltd.	1,999	582
^	Partron Co. Ltd.	54,782	574
^	Hyundai Corp.	18,124	574
^	Ilyang Pharmaceutical Co. Ltd.	18,829	572
^	KONA I Co. Ltd.	17,486	570
^,*	Naturalendo Tech Co. Ltd.	17,523	558
^	Hyundai Rotem Co. Ltd.	31,377	556
	Nexen Tire Corp.	45,685	554
*	Cuckoo Electronics Co. Ltd.	2,974	553
	Dongwon F&B Co. Ltd.	1,657	545
*	Hyundai Livart Furniture Co. Ltd.	15,525	544
	Dong-A Socio Holdings Co. Ltd.	3,744	536
	Sungwoo Hitech Co. Ltd.	50,015	525
*	Hansol Paper Co. Ltd.	23,051	517
^,*	Seobu T&D	23,489	517
	Meritz Financial Group Inc.	39,478	506
^,*	Hanjin Heavy Industries & Construction Co. Ltd.	84,169	487
^,*	Pan Ocean Co. Ltd.	167,428	484
^,*	WeMade Entertainment Co. Ltd.	13,083	480
	LEENO Industrial Inc.	11,127	476
	Namyang Dairy Products Co. Ltd.	682	468
^	Maeil Dairy Industry Co. Ltd.	11,350	468
	Samchully Co. Ltd.	3,906	468
^	Dongkuk Steel Mill Co. Ltd.	78,028	463
^	Able C&C Co. Ltd.	15,249	450
	Daeduck Electronics Co.	50,782	450
	CJ Hellovision Co. Ltd.	41,043	445
^	Agabang&Company	36,606	444
	Hanwha Investment & Securities Co. Ltd.	74,260	437
	SK Gas Ltd.	4,818	431
	Silicon Works Co. Ltd.	11,248	426
^	Posco ICT Co. Ltd.	83,435	420
	Hankook Shell Oil Co. Ltd.	913	419
	E1 Corp.	6,216	413
	Soulbrain Co. Ltd.	10,706	413
	Interpark Holdings Corp.	48,320	402
*	Taeyoung Engineering & Construction Co. Ltd.	70,945	397
^,*	Hansol Technics Co. Ltd.	22,339	394
	KT Skylife Co. Ltd.	23,886	388
	Humax Co. Ltd.	22,327	386
^	Lumens Co. Ltd.	64,180	352
	Daekyo Co. Ltd.	42,417	344
^	SBS Media Holdings Co. Ltd.	69,400	343
^	Ahnlab Inc.	7,419	341
	Samyang Corp.	3,233	340
^	Hancom Inc.	18,122	340
^	KH Vatec Co. Ltd.	16,560	336
^,*	GOLFZON Co. Ltd.	2,864	335
^,*	China Ocean Resources Co. Ltd.	95,752	333
*	Hanwha General Insurance Co. Ltd.	72,735	333
*	Green Cross Cell Corp.	7,374	332
	S&T Dynamics Co. Ltd.	25,783	330
*	Korea Line Corp.	15,081	326
	POSCO Chemtech Co. Ltd.	2,547	325
^,*	STS Semiconductor & Telecommunications	72,593	322
	SL Corp.	18,280	319
*	Woongjin Thinkbig Co. Ltd.	33,602	318
*	i-SENS Inc.	6,700	308

82

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Daewoong Pharmaceutical Co. Ltd.	5,084	306
	Daishin Securities Co. Ltd. Preference Shares	38,355	297
	MegaStudy Co. Ltd.	4,643	293
^	Sung Kwang Bend Co. Ltd.	19,985	292
*	Eugene Investment & Securities Co. Ltd.	72,832	292
	Daeduck GDS Co. Ltd.	25,565	291
^,*	Jusung Engineering Co. Ltd.	51,077	288
	Dae Han Flour Mills Co. Ltd.	1,507	282
^,*	Neowiz Games Corp.	13,715	279
	Cosmax BTI Inc	5,202	278
	Namhae Chemical Corp.	30,040	275
	Sindoh Co. Ltd.	4,070	264
	Sam Young Electronics Co. Ltd.	18,620	263
^,*	Pharmicell Co. Ltd.	68,478	262
	SeAH Steel Corp.	3,441	261
	Hanil E-Hwa Co. Ltd.	17,568	256
^,*	Eusu Holdings Co. Ltd.	25,060	254
	Kyobo Securities Co. Ltd.	22,141	250
	Dongbu Securities Co. Ltd.	38,937	239
	Chongkundang Holdings Corp.	3,425	230
	DuzonBIzon Co. Ltd.	20,360	226
^	Lock&Lock Co. Ltd.	18,759	226
^,*	Insun ENT Co. Ltd.	48,264	221
^,*	3S Korea Co. Ltd.	70,925	217
^,*	Dongbu HiTek Co. Ltd.	27,650	212
	Hansol Holdings Co. Ltd.	27,780	208
	Seoyon Co. Ltd.	17,030	205
*	KTB Investment & Securities Co. Ltd.	56,860	194
*	Kwangju Bank	25,433	190
^,*	Doosan Engine Co. Ltd.	28,930	188
^,*	Foosung Co. Ltd.	47,710	181
*	Interflex Co. Ltd.	12,875	173
	GOLFZONYUWONHOLDINGS Co. Ltd.	13,953	172
	KISCO Corp.	5,076	168
^	Kumho Electric Co. Ltd.	8,710	162
*	Taewoong Co. Ltd.	9,801	150
	Kolon Corp.	3,490	145
	Youlchon Chemical Co. Ltd.	12,100	138
^,*	TK Corp.	13,654	137
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	16,877	135
^	Iljin Display Co. Ltd.	12,970	131
*	NEPES Corp.	16,272	129
	DY Corp.	15,761	123
	INTOPS Co. Ltd.	6,332	123
	Hitejinro Holdings Co. Ltd.	9,000	116
*	Duk San Neolux Co. Ltd.	4,957	102
*	DY POWER Corp.	8,438	101
^,*	Taihan Electric Wire Co. Ltd.	78,662	88
*	ICD Co. Ltd.	11,667	79
^,*	Duksan Hi-Metal Co. Ltd.	7,177	70
^,*	CUROCOM Co. Ltd.	52,753	68
^,*	SK Communications Co. Ltd.	9,340	63
*	Melfas Inc.	12,837	62
^	EG Corp.	3,452	57
^,*	CNK International Co. Ltd.	35,374	57
^,*	STX Engine Co. Ltd.	16,747	55
*	Dongbu Steel Co. Ltd.	6,329	32
*	Zyle Motor Sales Corp.	3,992	6
*	Daewoo Industrial Development Co. Ltd.	2,856	3
*	Tera Resource Co. Ltd.	42,004	2
*	SSCP Co. Ltd.	20,873	2
*	Shenglong PV-Tech Investment Co. Ltd.	44,660	1
*	Daewoo Songdo Development Co. Ltd.	11,746	—
			133,221

83

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
Spain (1.8%)
	Bolsas y Mercados Espanoles SHMSF SA	106,856	4,780
*	Jazztel plc	296,804	4,285
	Viscofan SA	65,544	4,166
*	Gamesa Corp. Tecnologica SA	310,902	4,158
^	Merlin Properties Socimi SA	268,940	3,673
^	Abengoa SA	743,403	2,403
*	Fomento de Construcciones y Contratas SA	185,566	2,380
	Ebro Foods SA	119,694	2,322
	Tecnicas Reunidas SA	43,638	2,030
	Grupo Catalana Occidente SA	61,176	1,968
	Indra Sistemas SA	166,551	1,961
*	Almirall SA	89,063	1,679
	Prosegur Cia de Seguridad SA	288,160	1,661
*	Applus Services SA	135,453	1,633
*	Inmobiliaria Colonial SA	2,198,052	1,508
*	NH Hotel Group SA	245,082	1,427
^	Melia Hotels International SA	107,827	1,348
^	Obrascon Huarte Lain SA	57,858	1,342
^	Atresmedia Corp. de Medios de Comunicacion SA	74,568	1,204
*	Zeltia SA	240,564	1,113
	Cia de Distribucion Integral Logista Holdings SA	47,536	1,015
*	Liberbank SA	1,147,678	991
^	Construcciones y Auxiliar de Ferrocarriles SA	2,803	978
*	Sacyr SA	216,037	970
*	Faes Farma SA	352,876	912
	CIE Automotive SA	50,688	770
	Ence Energia y Celulosa SA	176,301	636
^,*	Promotora de Informaciones SA	1,751,651	575
	Papeles y Cartones de Europa SA	57,769	374
	Duro Felguera SA	71,726	289
*	Deoleo SA	365,266	188
^	Tubos Reunidos SA	96,966	181
	Tubacex SA	51,058	173
^,*	Caja de Ahorros del Mediterraneo	42,306	—
^,*	Let's GOWEX SA	31,105	—
*	Pescanova SA	10,066	—
			55,093
Sweden (2.7%)
^	ICA Gruppen AB	103,837	3,852
^	NCC AB Class B	115,335	3,782
	Hexpol AB	34,708	3,719
	BillerudKorsnas AB	209,466	3,626
	Castellum AB	223,664	3,487
*	Swedish Orphan Biovitrum AB	216,692	3,483
	Fabege AB	190,855	2,909
	Loomis AB Class B	87,132	2,793
	Modern Times Group MTG AB Class B	74,074	2,463
	Wallenstam AB	143,790	2,424
*	Fastighets AB Balder	130,542	2,327
*	Betsson AB	55,258	2,313
*	Axfood AB	146,012	2,307
	Indutrade AB	45,249	2,211
	AAK AB	34,613	2,190
	Nibe Industrier AB Class B	81,562	2,172
	Hufvudstaden AB Class A	155,045	2,143
	JM AB	68,480	2,037
^,*	SSAB AB Class A	334,034	2,021
	Peab AB	232,922	1,964
^	Wihlborgs Fastigheter AB	99,787	1,931
	Kungsleden AB	250,232	1,821
^	Ratos AB	250,366	1,707
	L E Lundbergforetagen AB Class B	36,332	1,707
	Intrum Justitia AB	53,323	1,679

84

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Avanza Bank Holding AB	38,574	1,662
*	Com Hem Holding AB	183,986	1,545
	Saab AB Class B	58,649	1,514
*	Net Entertainment NE AB Class B	39,307	1,486
*	Hemfosa Fastigheter AB	56,181	1,298
^,*	SSAB AB Class B	221,502	1,150
	AF AB	83,056	1,130
	Nobia AB	95,435	1,033
	Haldex AB	57,190	855
	Concentric AB	59,970	849
	Lindab International AB	87,377	763
	Klovern AB Preference Shares	17,247	695
	Rezidor Hotel Group AB	126,934	539
*	Bure Equity AB	84,020	514
	SAS AB Preference Shares	8,517	510
	Mekonomen AB	19,670	489
	Clas Ohlson AB	28,293	486
	Klovern AB	424,945	471
^,*	Qliro Group AB	223,283	415
	Investment AB Oresund	17,885	375
	SkiStar AB	30,187	363
^	Nordnet AB	79,360	362
^,*	SAS AB	161,460	312
	Fastighets AB Balder Preference Shares	6,516	277
	Sagax AB Preference Shares	59,698	265
	NCC AB Class A	3,950	130
	KappAhl AB	21,651	99
*	Axis Communications AB	1,773	72
^,*	Active Biotech AB	1,278	2
*	Eniro AB	8,250	2
			82,731
Switzerland (2.6%)
	BB Biotech AG	15,725	4,602
*	ams AG	77,512	4,214
	Georg Fischer AG	5,616	3,972
	Kaba Holding AG Class B	5,398	3,545
	Flughafen Zuerich AG	4,319	3,364
	OC Oerlikon Corp. AG	234,713	3,070
	Straumann Holding AG	10,479	2,965
	Logitech International SA	194,677	2,923
	Panalpina Welttransport Holding AG	18,756	2,616
	Forbo Holding AG	1,880	2,277
	Leonteq AG	13,052	2,237
	Bucher Industries AG	8,629	2,169
	Mobimo Holding AG	9,375	2,092
	Temenos Group AG	55,591	2,020
	Valiant Holding AG	22,365	2,016
	Allreal Holding AG	13,417	1,925
	Tecan Group AG	14,461	1,922
	Burckhardt Compression Holding AG	4,406	1,918
*	Cembra Money Bank AG	27,274	1,814
	Vontobel Holding AG	38,195	1,697
	Belimo Holding AG	672	1,631
	Implenia AG	20,951	1,435
	Autoneum Holding AG	6,429	1,420
	Gategroup Holding AG	39,907	1,395
	Kuoni Reisen Holding AG	3,894	1,308
	Schweiter Technologies AG	1,377	1,198
	St. Galler Kantonalbank AG	3,053	1,165
	Rieter Holding AG	7,069	1,164
*	Cosmo Pharmaceuticals SA	6,546	1,107
	Daetwyler Holding AG	7,667	1,088
	Huber & Suhner AG	23,091	1,067
	Conzzeta AG	278	1,048

85

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Emmi AG	3,132	1,038
	Ascom Holding AG	55,992	997
^,*	Meyer Burger Technology AG	125,442	858
	Valora Holding AG	3,733	838
*	Schmolz & Bickenbach AG	819,778	790
	EFG International AG	48,978	719
	Kudelski SA	46,727	701
*	Basilea Pharmaceutica	5,222	623
	VZ Holding AG	2,859	614
*	AFG Arbonia-Forster Holding AG	27,387	584
*	Zehnder Group AG	11,558	547
	Liechtensteinische Landesbank AG	12,751	517
	Siegfried Holding AG	2,887	491
	Vetropack Holding AG	280	477
	Basler Kantonalbank	5,734	440
	Swissquote Group Holding SA	12,543	400
	BKW AG	9,868	388
*	Ypsomed Holding AG	3,838	372
^,*	Alpiq Holding AG	2,339	204
*	Orascom Development Holding AG	7,199	112
	Bachem Holding AG	1,133	61
*	Petroplus Holdings AG	36,495	1
			80,156
Taiwan (6.6%)
	China Life Insurance Co. Ltd.	4,091,955	4,332
	Chailease Holding Co. Ltd.	1,388,860	3,807
	Eclat Textile Co. Ltd.	268,086	3,589
	Highwealth Construction Corp.	1,142,724	2,981
	WPG Holdings Ltd.	2,055,889	2,572
	Merida Industry Co. Ltd.	336,263	2,519
	Feng TAY Enterprise Co. Ltd.	404,160	2,494
	Ruentex Industries Ltd.	995,160	2,443
	Hiwin Technologies Corp.	296,025	2,257
	Ruentex Development Co. Ltd.	1,198,292	2,130
	Zhen Ding Technology Holding Ltd.	587,400	2,045
	Radiant Opto-Electronics Corp.	610,147	2,006
	Simplo Technology Co. Ltd.	392,053	1,940
	Chipbond Technology Corp.	845,852	1,828
	Yageo Corp.	856,218	1,761
	Makalot Industrial Co. Ltd.	223,783	1,750
	CTCI Corp.	976,667	1,717
	Powertech Technology Inc.	916,662	1,692
	Kenda Rubber Industrial Co. Ltd.	853,683	1,669
	Phison Electronics Corp.	172,962	1,595
	Airtac International Group	184,980	1,512
	King's Town Bank Co. Ltd.	1,412,193	1,447
	PChome Online Inc.	85,503	1,446
	King Yuan Electronics Co. Ltd.	1,574,963	1,432
	Clevo Co.	893,944	1,409
	King Slide Works Co. Ltd.	87,675	1,379
*	Winbond Electronics Corp.	3,949,000	1,307
	Tripod Technology Corp.	660,327	1,290
	Everlight Electronics Co. Ltd.	548,725	1,269
	Far Eastern Department Stores Ltd.	1,560,043	1,254
	Win Semiconductors Corp.	948,000	1,229
	Chroma ATE Inc.	509,040	1,226
*	China Petrochemical Development Corp.	3,206,077	1,204
	Yungtay Engineering Co. Ltd.	514,993	1,183
	Micro-Star International Co. Ltd.	982,000	1,172
	Standard Foods Corp.	472,052	1,170
	Kinsus Interconnect Technology Corp.	376,282	1,148
*	eMemory Technology Inc.	101,000	1,141
	Sino-American Silicon Products Inc.	754,945	1,111
	TSRC Corp.	956,046	1,101

86

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Richtek Technology Corp.	193,155	1,092
	Poya International Co. Ltd.	99,790	1,066
	St. Shine Optical Co. Ltd.	60,419	1,065
	China Steel Chemical Corp.	214,853	1,043
	FLEXium Interconnect Inc.	289,070	1,025
	Asia Pacific Telecom Co. Ltd.	2,378,000	1,024
	Nan Kang Rubber Tire Co. Ltd.	971,107	998
	Compeq Manufacturing Co. Ltd.	1,532,471	970
	Wistron NeWeb Corp.	363,305	964
	Neo Solar Power Corp.	1,054,819	945
	Tung Ho Steel Enterprise Corp.	1,206,150	942
	Taichung Commercial Bank Co. Ltd.	2,618,959	936
	Tainan Spinning Co. Ltd.	1,609,579	934
	Coretronic Corp.	682,000	926
	Casetek Holdings Ltd.	152,000	923
	Taiwan Paiho Ltd.	339,183	921
	Elan Microelectronics Corp.	542,350	888
	Firich Enterprises Co. Ltd.	245,601	883
	Parade Technologies Ltd.	89,000	881
	Formosa International Hotels Corp.	81,805	873
	Chin-Poon Industrial Co. Ltd.	452,072	869
	Ginko International Co. Ltd.	59,000	862
	MIN AIK Technology Co. Ltd.	229,987	859
*	Sanyang Motor Co. Ltd.	968,037	859
	Depo Auto Parts Ind Co. Ltd.	183,313	844
*	Kinpo Electronics	1,931,196	829
*	Tatung Co. Ltd.	3,042,320	807
*	Qisda Corp.	1,829,000	799
	Wowprime Corp.	85,761	793
	Jih Sun Financial Holdings Co. Ltd.	2,627,675	783
	Gigabyte Technology Co. Ltd.	640,271	777
	Tong Yang Industry Co. Ltd.	652,919	774
	Grand Pacific Petrochemical	1,194,928	766
	WT Microelectronics Co. Ltd.	482,311	759
	Grape King Bio Ltd.	138,000	752
	Taiwan Hon Chuan Enterprise Co. Ltd.	403,401	751
*	Aerospace Industrial Development Corp.	506,042	733
	Lung Yen Life Service Corp.	274,000	729
	Huaku Development Co. Ltd.	318,499	728
	HannStar Display Corp.	3,600,810	727
	Faraday Technology Corp.	525,000	722
*	PharmaEngine Inc.	79,000	710
*	Goldsun Development & Construction Co. Ltd.	2,075,591	708
	Flytech Technology Co. Ltd.	170,395	707
	Shinkong Synthetic Fibers Corp.	1,929,416	701
*	Hota Industrial Manufacturing Co. Ltd.	277,000	697
	China Synthetic Rubber Corp.	648,562	692
	Cleanaway Co. Ltd.	110,000	682
*	Ta Chong Bank Ltd.	1,899,593	681
	Great Wall Enterprise Co. Ltd.	830,190	677
	USI Corp.	1,229,518	663
	TA Chen Stainless Pipe	981,330	662
	TTY Biopharm Co. Ltd.	291,987	647
*	Voltronic Power Technology Corp.	52,000	645
	Prince Housing & Development Corp.	1,490,183	644
	Tong Hsing Electronic Industries Ltd.	200,056	641
	Lien Hwa Industrial Corp.	911,356	628
	San Shing Fastech Corp.	247,113	628
	Formosan Rubber Group Inc.	575,888	618
	Gigasolar Materials Corp.	35,600	614
	LCY Chemical Corp.	938,255	614
	Ardentec Corp.	651,749	610
*	Xxentria Technology Materials Corp.	185,776	608
	Sercomm Corp.	270,000	603

87

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Cheng Loong Corp.	1,386,920	602
	Mitac Holdings Corp.	734,000	599
*	Medigen Biotechnology Corp.	138,680	596
	Elite Material Co. Ltd.	356,519	594
	Silergy Corp.	60,000	594
*	FocalTech Systems Co. Ltd.	578,200	590
	Chong Hong Construction Co. Ltd.	257,518	587
	Test Research Inc.	288,371	586
	Taiwan PCB Techvest Co. Ltd.	354,102	575
	Farglory Land Development Co. Ltd.	480,854	574
	China Bills Finance Corp.	1,468,800	570
	ScinoPharm Taiwan Ltd.	338,040	566
*	Primax Electronics Ltd.	428,000	564
*	Mercuries Life Insurance Co. Ltd.	915,561	562
	AcBel Polytech Inc.	567,000	557
	Merry Electronics Co. Ltd.	241,910	554
*	Taiwan FamilyMart Co. Ltd.	71,000	553
	YungShin Global Holding Corp.	300,617	546
*	E Ink Holdings Inc.	1,199,708	543
	AmTRAN Technology Co. Ltd.	942,692	540
	Radium Life Tech Co. Ltd.	1,030,652	537
	Taiwan Sogo Shin Kong SEC	396,930	535
	IEI Integration Corp.	300,623	533
	Universal Cement Corp.	495,740	530
*	China Man-Made Fiber Corp.	1,471,778	527
	Taiwan Cogeneration Corp.	527,903	522
	TXC Corp.	401,877	522
	Yieh Phui Enterprise Co. Ltd.	1,654,714	521
	Masterlink Securities Corp.	1,396,252	521
	Taiwan Surface Mounting Technology Co. Ltd.	392,886	520
	Sitronix Technology Corp.	143,282	517
	Aten International Co. Ltd.	174,260	515
	Greatek Electronics Inc.	384,000	515
	Namchow Chemical Industrial Co. Ltd.	229,000	508
*	Center Laboratories Inc.	172,000	497
	Hung Sheng Construction Ltd.	692,100	496
	Toung Loong Textile Manufacturing	125,000	493
	Chlitina Holding Ltd.	79,750	490
*	XPEC Entertainment Inc.	100,000	489
	Everlight Chemical Industrial Corp.	535,737	489
	Motech Industries Inc.	381,311	489
	Dynapack International Technology Corp.	201,299	488
	Nan Liu Enterprise Co. Ltd.	79,000	487
	Shin Zu Shing Co. Ltd.	176,000	487
*	Walsin Technology Corp.	1,036,408	477
*	Lextar Electronics Corp.	528,000	477
	Wah Lee Industrial Corp.	254,883	477
	Hey Song Corp.	377,000	474
	Career Technology MFG. Co. Ltd.	477,126	474
	Sigurd Microelectronics Corp.	501,000	473
	Brogent Technologies Inc.	37,000	467
	Taiwan Land Development Corp.	897,389	467
	D-Link Corp.	901,340	467
	Zeng Hsing Industrial Co. Ltd.	76,000	461
*	Orient Semiconductor Electronics Ltd.	873,000	460
	Elite Semiconductor Memory Technology Inc.	324,000	454
	Long Bon International Co. Ltd.	566,000	454
	Evergreen International Storage & Transport Corp.	767,502	448
*	Taiwan Life Insurance Co. Ltd.	474,397	446
*	Shining Building Business Co. Ltd.	743,330	441
	China Metal Products	411,515	429
*	Lealea Enterprise Co. Ltd.	1,178,848	429
*	Posiflex Technology Inc.	79,000	427
*	Microbio Co. Ltd.	491,562	422

88

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	BES Engineering Corp.	1,714,468	422
	Pixart Imaging Inc.	137,920	420
	A-DATA Technology Co. Ltd.	263,915	418
	Kindom Construction Corp.	461,000	416
*	Adlink Technology Inc.	132,000	414
	Johnson Health Tech Co. Ltd.	158,491	410
	ITEQ Corp.	488,261	405
	UPC Technology Corp.	1,025,510	404
*	Sporton International Inc.	71,000	403
*	Asia Optical Co. Inc.	325,000	402
	Holtek Semiconductor Inc.	219,279	401
	Taiwan Acceptance Corp.	149,000	401
	Lotes Co. Ltd.	97,000	400
	Alpha Networks Inc.	530,919	398
*	Li Peng Enterprise Co. Ltd.	1,067,539	395
*	TWi Pharmaceuticals Inc.	59,000	393
	Holy Stone Enterprise Co. Ltd.	273,670	390
*	Darwin Precisions Corp.	667,000	390
	Wei Chuan Foods Corp.	496,835	390
	Solar Applied Materials Technology Co.	440,201	385
	Visual Photonics Epitaxy Co. Ltd.	323,941	385
	Accton Technology Corp.	735,467	382
	Long Chen Paper Co. Ltd.	863,655	382
	Mercuries & Associates Holding Ltd.	547,005	381
	Federal Corp.	643,781	380
*	Ichia Technologies Inc.	446,000	378
	Great China Metal Industry	345,000	378
*	Elite Advanced Laser Corp.	87,000	377
	Elitegroup Computer Systems Co. Ltd.	376,647	376
	Rechi Precision Co. Ltd.	345,668	374
*	Taiwan Liposome Co. Ltd.	51,000	372
	United Integrated Services Co. Ltd.	319,000	370
*	Ho Tung Chemical Corp.	1,270,356	367
	Taiwan Styrene Monomer	756,579	367
	YC INOX Co. Ltd.	450,159	366
	Unity Opto Technology Co. Ltd.	338,000	366
*	Chimei Materials Technology Corp.	339,000	364
	Gloria Material Technology Corp.	488,484	364
*	E-Ton Solar Tech Co. Ltd.	694,603	363
*	Pihsiang Machinery Manufacturing Co. Ltd.	187,000	362
*	CMC Magnetics Corp.	2,910,000	361
	Test Rite International Co. Ltd.	522,725	357
	Ambassador Hotel	384,519	357
	Taiwan TEA Corp.	627,293	357
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	121,000	355
	Pan-International Industrial Corp.	578,595	352
*	Topkey Corp.	78,000	351
	Continental Holdings Corp.	936,600	341
	Sampo Corp.	748,311	339
*	Kuo Toong International Co. Ltd.	198,000	335
*	Rich Development Co. Ltd.	777,000	334
	Systex Corp.	173,000	333
	Topco Scientific Co. Ltd.	161,625	331
	Getac Technology Corp.	539,000	331
*	G Tech Optoelectronics Corp.	378,000	330
	Syncmold Enterprise Corp.	152,000	330
	CyberTAN Technology Inc.	413,571	327
	Sinyi Realty Inc.	282,354	326
	Soft-World International Corp.	114,520	326
*	Taigen Biopharmaceuticals Holdings Ltd.	353,000	325
	CSBC Corp. Taiwan	591,808	323
	Taiwan Semiconductor Co. Ltd.	304,000	320
*	Ritek Corp.	3,140,000	320
*	Gintech Energy Corp.	498,800	319

89

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Chung Hsin Electric & Machinery Manufacturing Corp.	443,625	318
	Global Unichip Corp.	119,649	314
	Sincere Navigation Corp.	390,000	310
	Nien Hsing Textile Co. Ltd.	330,083	309
*	Etron Technology Inc.	531,947	308
*	Genius Electronic Optical Co. Ltd.	106,732	304
	Gourmet Master Co. Ltd.	70,650	301
	KEE TAI Properties Co. Ltd.	450,740	296
	International Games System Co. Ltd.	71,213	294
*	Gold Circuit Electronics Ltd.	586,280	293
	Altek Corp.	267,250	293
	Weltrend Semiconductor	304,200	291
	Asia Vital Components Co. Ltd.	329,337	287
	Kinik Co.	134,000	285
*	Sunplus Technology Co. Ltd.	570,000	281
	Jess-Link Products Co. Ltd.	226,800	279
*	Gigastorage Corp.	318,800	278
	Jentech Precision Industrial Co. Ltd.	124,698	273
*	King's Town Construction Co. Ltd.	305,712	272
	Huang Hsiang Construction Corp.	186,051	269
	Ability Enterprise Co. Ltd.	470,257	268
	Kuoyang Construction Co. Ltd.	557,648	268
*	Chung Hung Steel Corp.	1,168,047	267
	Asia Polymer Corp.	361,500	267
	Zinwell Corp.	273,099	266
	GeoVision Inc.	76,279	266
	Unitech Printed Circuit Board Corp.	583,738	264
	Green Seal Holding Ltd.	55,000	262
	OptoTech Corp.	551,000	250
*	Lotus Pharmaceutical Co. Ltd.	80,000	250
*	Pan Jit International Inc.	552,000	247
	Tong-Tai Machine & Tool Co. Ltd.	259,401	245
*	Tyntek Corp.	448,250	244
	Chia Hsin Cement Corp.	524,352	243
	Vivotek Inc.	80,863	242
	WUS Printed Circuit Co. Ltd.	320,000	240
	Taiflex Scientific Co. Ltd.	158,034	236
*	Chung Hwa Pulp Corp.	649,890	234
	ITE Technology Inc.	182,418	231
	Sonix Technology Co. Ltd.	152,000	229
	Global Mixed Mode Technology Inc.	80,199	228
	Senao International Co. Ltd.	149,000	227
	Kerry TJ Logistics Co. Ltd.	170,028	226
	Unizyx Holding Corp.	427,000	225
	HUA ENG Wire & Cable	677,000	221
	CHC Healthcare Group	108,733	218
	Gemtek Technology Corp.	291,115	215
*	Wafer Works Corp.	517,309	215
*	Silicon Integrated Systems Corp.	782,592	213
	China Chemical & Pharmaceutical Co. Ltd.	313,000	210
	ALI Corp.	277,358	210
*	Solartech Energy Corp.	310,414	206
*	Concord Securities Corp.	755,324	205
	Quanta Storage Inc.	190,000	203
	Taiwan Fire & Marine Insurance Co. Ltd.	255,840	202
	Hung Poo Real Estate Development Corp.	225,195	200
*	TYC Brother Industrial Co. Ltd.	272,710	198
	Chun Yuan Steel	516,676	196
	Lite-On Semiconductor Corp.	245,977	196
	Infortrend Technology Inc.	334,885	196
	Taiwan Sanyo Electric Co. Ltd.	191,300	191
	Champion Building Materials Co. Ltd.	625,000	188
	FSP Technology Inc.	221,254	185
	Lingsen Precision Industries Ltd.	398,000	181

90

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Cyberlink Corp.	61,076	180
	Darfon Electronics Corp.	287,000	177
	China General Plastics Corp.	389,147	176
	Basso Industry Corp.	113,000	176
*	HannsTouch Solution Inc.	828,392	169
*	Green Energy Technology Inc.	252,746	162
	Phihong Technology Co. Ltd.	308,618	160
	Hsin Kuang Steel Co. Ltd.	260,569	157
	Globe Union Industrial Corp.	310,675	156
	Microlife Corp.	66,500	156
*	Genesis Photonics Inc.	312,308	150
*	Dynamic Electronics Co. Ltd.	366,468	149
	Taiwan Navigation Co. Ltd.	219,178	145
	Eastern Media International Corp.	406,072	141
	Ta Ya Electric Wire & Cable	650,440	137
	ENG Electric Co. Ltd.	177,799	134
*	AGV Products Corp.	495,000	132
*	China Electric Manufacturing Corp.	343,000	132
*	Giantplus Technology Co. Ltd.	371,000	130
	Bank of Kaohsiung Co. Ltd.	391,121	128
	Taiwan Mask Corp.	377,650	124
	ACES Electronic Co. Ltd.	120,000	123
*	First Steamship Co. Ltd.	216,588	121
	L&K Engineering Co. Ltd.	159,000	120
	Chinese Maritime Transport Ltd.	109,000	115
	Shih Wei Navigation Co. Ltd.	195,986	115
	Sunrex Technology Corp.	184,000	114
	Young Optics Inc.	58,000	113
	Taiyen Biotech Co. Ltd.	107,877	93
	Tsann Kuen Enterprise Co. Ltd.	91,295	91
	KYE Systems Corp.	244,308	91
*	Global Brands Manufacture Ltd.	295,045	91
	Globalwafers Co. Ltd.	27,634	86
	Sheng Yu Steel Co. Ltd.	111,000	80
*	LES Enphants Co. Ltd.	145,059	79
	Avermedia Technologies	192,290	78
	AV Tech Corp.	57,053	77
*	Microelectronics Technology Inc.	188,212	76
*	Via Technologies Inc.	244,273	72
*	J Touch Corp.	128,999	70
	Advanced International Multitech Co. Ltd.	90,000	70
*	Young Fast Optoelectronics Co. Ltd.	119,000	66
*	Entire Technology Co. Ltd.	85,000	60
*	Mosel Vitelic Inc.	358,861	59
	Newmax Technology Co. Ltd.	61,479	58
	Silitech Technology Corp.	72,925	56
*	Chinese Gamer International Corp.	32,000	54
			201,081
Thailand (1.0%)
	Bumrungrad Hospital PCL (Foreign)	304,713	1,480
*	BTS Rail Mass Transit Growth Infrastructure Fund	4,315,176	1,362
*	Robinson Department Store PCL	676,800	958
*	Hana Microelectronics PCL	580,820	782
*	Bumrungrad Hospital PCL	157,160	763
*	Bangkok Land PCL	16,424,600	759
*	Siam Global House PCL	2,568,303	756
*	Thaicom PCL	652,140	725
*	Srisawad Power 1979 PCL	570,885	720
*	Jasmine International PCL	4,329,288	720
*	Tata Steel Thailand PCL	27,942,336	634
*	Major Cineplex Group PCL	622,620	632
*	Thanachart Capital PCL	605,920	624
*	Superblock PCL	8,903,500	576
^	Thoresen Thai Agencies PCL	1,399,625	567

91

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	SPCG PCL	652,100	538
*	KCE Electronics PCL	327,300	535
	Central Plaza Hotel PCL	526,790	534
*	Pruksa Real Estate PCL	639,890	532
*	TPI Polene PCL	5,725,800	502
*	Tisco Financial Group PCL	362,950	498
^	Sino-Thai Engineering & Construction PCL (Foreign)	759,099	479
*	Dynasty Ceramic PCL	3,808,000	466
*	Bangchak Petroleum PCL	431,000	463
*	Gunkul Engineering PCL	548,750	460
	Kiatnakin Bank PCL	389,200	436
*	Chularat Hospital PCL	726,286	426
	Hana Microelectronics PCL (Foreign)	307,510	414
	TTW PCL (Foreign)	1,201,300	411
*	CH Karnchang PCL	515,300	393
*	MBK PCL	907,100	391
*	Univentures PCL	1,548,020	388
^	WHA Corp. PCL	300,777	382
*	LPN Development PCL	693,711	361
*	Bangkok Metro PCL	6,235,600	358
*	Amata Corp. PCL	645,400	349
*	Esso Thailand PCL	1,741,000	342
	Bangkok Expressway PCL (Foreign)	278,700	329
*	Samart Corp. PCL	352,021	319
*	Bangkok Chain Hospital PCL	1,266,640	314
*	Italian-Thai Development PCL	1,360,202	312
*	Thai Vegetable Oil PCL	467,600	311
	Samart Corp. PCL	341,500	309
*	Thai Reinsurance PCL	3,398,450	309
*	CK Power PCL	2,988,000	302
*	Sansiri PCL (Local)	5,274,300	301
*	Quality Houses PCL	3,199,233	300
*	Sri Trang Agro-Industry PCL	740,900	289
*	Supalai PCL	468,800	283
*	TICON Industrial Connection PCL	622,700	282
^	VGI Global Media PCL NVDR	2,024,200	278
*	WHA Corp. PCL	218,700	277
^	Bangkok Chain Hospital PCL	1,051,125	261
	VGI Global Media PCL (Foreign)	1,865,788	256
	Supalai PCL	413,100	250
*	GFPT PCL	671,200	240
	Tisco Financial Group PCL (Foreign)	172,150	236
	Thanachart Capital PCL	216,600	223
	Bangkok Expressway PCL	180,100	213
	Quality Houses PCL	2,133,756	200
	Asian Property Development PCL (Foreign)	861,256	192
*	Cal-Comp Electronics Thailand PCL	1,718,516	190
*	Thoresen Thai Agencies PCL	447,344	181
	Univentures PCL	707,100	177
	Bumrungrad Hospital PCL	34,400	167
*	Italian-Thai Development PCL	676,308	155
	Central Plaza Hotel PCL	149,600	152
*	TTW PCL	419,400	144
^	Pruksa Real Estate PCL	171,200	142
	Maybank Kim Eng Securities Thailand PCL	197,500	139
*	Sino-Thai Engineering & Construction PCL	205,200	129
*	TTW PCL NVDR	361,600	124
*	AP Thailand PCL	532,800	119
*	Kiatnakin Bank PCL	104,200	117
	Precious Shipping PCL (Foreign)	269,200	111
^	Precious Shipping PCL NVDR	206,600	85
	Sansiri PCL (Foreign)	1,403,050	80
*	Sahaviriya Steel Industries PCL	11,300,000	75
*	Sahaviriya Steel Industries PCL (Foreign)	9,411,500	63

92

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	WHA Corp. PCL Warrants Exp. 12/31/2019	56,618	48
*	Hemaraj Land and Development PCL	329,463	43
*	Sino-Thai Engineering & Construction PCL (Local)	24,716	16
*	VGI Global Media PCL	104,424	14
	CK Power PCL Rights Exp. 5/22/2015	1,015,920	10
*	G J Steel PCL Warrants Exp. 1/30/2020	1,627,035	—
*	Sansiri PLC Warrants Exp. 7/29/2017	1,403,050	—
*	BTS Group Holdings PCL Warrants Exp 10/16/2018	976,408	—
*	VGI Global Media PCL Foreign Warrants	224,000	—
*	VGI Global Media PCL NVDR Warrants	171,400	—
*	Thoresen Thai Agencies PCL Warrants Exp. 2/28/2019	166,980	—
*	Samart Corp. PCL Warrants Exp. 2/11/2018	106,504	—
*	Srisawad Power 1979 PCL Warrants Exp. 11/30/2017	22,387	—
			30,783
Turkey (0.3%)
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	498,939	624
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	840,357	579
	Dogus Otomotiv Servis ve Ticaret AS	112,659	548
*	Dogan Sirketler Grubu Holding AS	2,194,241	500
	Cimsa Cimento Sanayi VE Ticaret AS	68,394	420
	Aksa Akrilik Kimya Sanayii AS	91,802	371
	Otokar Otomotiv Ve Savunma Sanayi A.S.	9,612	347
	Trakya Cam Sanayii AS	282,015	339
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	367,602	330
*	Asya Katilim Bankasi AS	999,599	322
*	Aksa Enerji Uretim AS Class B	304,501	309
*	Sekerbank TAS	457,167	307
	Konya Cimento Sanayii AS	2,412	274
*	Tekfen Holding AS	137,570	257
	Is Gayrimenkul Yatirim Ortakligi AS	379,137	241
	Gubre Fabrikalari TAS	87,760	234
	Albaraka Turk Katilim Bankasi AS	349,642	226
*	NET Holding AS	182,457	209
*	Koza Anadolu Metal Madencilik Isletmeleri AS	193,359	209
	Akfen Holding AS	74,550	187
	Aksigorta AS	175,747	157
	Anadolu Cam Sanayii AS	210,651	155
*	Vestel Elektronik Sanayi ve Ticaret AS	72,776	150
	Torunlar Gayrimenkul Yatirim Ortakligi AS	97,105	148
	Bizim Toptan Satis Magazalari AS	24,664	146
*	Zorlu Enerji Elektrik Uretim AS	180,809	139
	Yazicilar Holding AS Class A	13,600	122
*	Adana Cimento Sanayii TAS Class A	46,134	121
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	107,261	114
	Vakif Gayrimenkul Yatirim Ortakligi AS	102,688	102
*	Akenerji Elektrik Uretim AS	223,987	93
	Alarko Holding AS	44,146	67
*	Ihlas Holding AS	631,611	64
	Turcas Petrol AS	74,081	63
			8,474
United Arab Emirates (0.1%)
*	Eshraq Properties Co. PJSC	1,825,843	508
*	Drake & Scull International PJSC	1,728,095	408
*	Agthia Group PJSC	182,508	382
	RAK Properties PJSC	1,412,175	286
	National Central Cooling Co. PJSC	339,412	116
*	Islamic Arab Insurance Co.	243,276	40
			1,740
United Kingdom (15.0%)
	Man Group plc	2,191,614	6,462
	Rightmove plc	129,279	6,258
	Henderson Group plc	1,448,663	6,182
	Howden Joinery Group plc	859,986	6,122

93

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Great Portland Estates plc	479,996	5,859
*	BTG plc	529,334	5,841
	Halma plc	521,165	5,676
	IG Group Holdings plc	503,073	5,672
	Spectris plc	164,714	5,414
	Spirax-Sarco Engineering plc	103,798	5,373
	UBM plc	613,716	5,298
	Essentra plc	360,207	5,288
*	AA plc	812,192	5,191
	Catlin Group Ltd.	475,528	5,172
	Bellway plc	168,980	5,137
	Booker Group plc	2,270,471	5,027
	Shaftesbury plc	378,617	4,869
*	Hiscox Ltd.	384,315	4,842
	Amlin plc	688,524	4,825
	Close Brothers Group plc	205,990	4,815
	Hays plc	1,941,085	4,562
	Micro Focus International plc	230,013	4,427
	Intermediate Capital Group plc	544,911	4,401
*	Thomas Cook Group plc	1,999,646	4,386
	Rotork plc	119,667	4,318
*	Betfair Group plc	114,628	4,085
	Phoenix Group Holdings	311,014	4,014
	Cable & Wireless Communications plc	3,847,433	3,966
^	Greene King plc	304,261	3,868
^	Telecity Group plc	283,096	3,840
	Jupiter Fund Management plc	581,789	3,831
	Berendsen plc	239,862	3,813
	Grafton Group plc	297,572	3,755
	Britvic plc	331,911	3,686
	Balfour Beatty plc	935,801	3,464
	Michael Page International plc	424,695	3,460
	WH Smith plc	155,757	3,417
	Victrex plc	112,747	3,413
	BBA Aviation plc	648,200	3,411
	Regus plc	888,910	3,395
	Playtech plc	267,389	3,359
	Stagecoach Group plc	594,349	3,303
	RPC Group plc	346,114	3,181
^	Serco Group plc	1,519,670	3,105
	Greencore Group plc	567,250	3,078
*	Just Eat plc	438,309	3,074
	CSR plc	227,913	3,072
	Beazley plc	707,609	3,043
*	Ocado Group plc	548,280	2,976
	Carillion plc	590,653	2,947
	Elementis plc	625,842	2,912
	Home Retail Group plc	1,136,432	2,904
	Kennedy Wilson Europe Real Estate plc	165,858	2,841
	WS Atkins plc	137,872	2,829
	Senior plc	586,259	2,815
	Restaurant Group plc	270,110	2,807
*	UDG Healthcare plc	343,148	2,804
	UNITE Group plc	299,959	2,756
	Bodycote plc	261,422	2,753
	Paragon Group of Cos. plc	419,347	2,743
	Jardine Lloyd Thompson Group plc	168,131	2,738
	Pace plc	430,983	2,733
*	Indivior plc	892,091	2,728
	QinetiQ Group plc	857,889	2,655
	Moneysupermarket.com Group plc	616,864	2,643
	Synergy Health plc	76,976	2,611
	Bovis Homes Group plc	183,076	2,607
	Greggs plc	143,113	2,601

94

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Galliford Try plc	111,920	2,575
	Vesuvius plc	368,824	2,565
	Ultra Electronics Holdings plc	96,169	2,557
	National Express Group plc	577,545	2,544
	Lancashire Holdings Ltd.	255,259	2,495
*	Firstgroup plc	1,635,052	2,484
	International Personal Finance plc	314,998	2,396
	Debenhams plc	1,741,514	2,392
	SIG plc	781,002	2,321
	AVEVA Group plc	89,447	2,315
	HomeServe plc	390,183	2,280
*	SSP Group plc	497,047	2,271
	Crest Nicholson Holdings plc	328,521	2,256
	Mitie Group plc	512,403	2,248
	Savills plc	176,684	2,238
	Electrocomponents plc	603,909	2,231
	Domino's Pizza Group plc	183,699	2,222
	Domino Printing Sciences plc	156,219	2,192
*	Cairn Energy plc	799,315	2,178
	Go-Ahead Group plc	57,605	2,175
*	Dignity plc	67,515	2,106
*	Ophir Energy plc	942,683	2,055
*	Evraz plc	704,848	2,047
	Laird plc	371,935	2,045
	Londonmetric Property plc	804,968	2,038
	Morgan Advanced Materials plc	396,186	2,035
*	Mitchells & Butlers plc	318,127	2,032
	Workspace Group plc	156,326	2,018
	Big Yellow Group plc	196,500	2,009
	Cineworld Group plc	268,100	2,002
*	Genel Energy plc	203,772	1,959
*	SVG Capital plc	255,737	1,957
	Diploma plc	159,036	1,951
*	Premier Oil plc	723,932	1,937
	Ladbrokes plc	1,230,138	1,925
	Halfords Group plc	275,630	1,920
	Dechra Pharmaceuticals plc	122,117	1,919
	Brewin Dolphin Holdings plc	365,179	1,897
	Marston's plc	779,009	1,894
	Renishaw plc	48,693	1,867
	Synthomer plc	376,789	1,845
*,2	TSB Banking Group plc	357,976	1,836
	Grainger plc	564,838	1,832
	Kier Group plc	73,448	1,822
	Fidessa Group plc	53,124	1,814
	Northgate plc	179,593	1,779
	Tullett Prebon plc	324,732	1,778
	Hunting plc	195,737	1,757
	Interserve plc	197,697	1,751
	Genus plc	83,985	1,739
	Dunelm Group plc	125,377	1,726
	Redrow plc	301,149	1,706
	Countrywide plc	210,776	1,692
	Hansteen Holdings plc	931,397	1,683
*,2	Spire Healthcare Group plc	334,974	1,641
	ST Modwen Properties plc	244,534	1,630
*	Saga plc	542,081	1,599
*	Alent plc	284,746	1,581
	F&C Commercial Property Trust Ltd.	725,505	1,561
	Ted Baker plc	35,715	1,560
	HellermannTyton Group plc	292,385	1,544
	Spirit Pub Co. plc	887,258	1,526
*	Petra Diamonds Ltd.	617,972	1,482
	Premier Farnell plc	501,231	1,463

95

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Al Noor Hospitals Group plc	104,784	1,443
	Keller Group plc	93,224	1,426
^	Vedanta Resources plc	148,065	1,422
	Card Factory plc	291,446	1,413
*	KAZ Minerals plc	354,968	1,412
	J D Wetherspoon plc	120,553	1,405
^,*	Lonmin plc	633,730	1,401
	Centamin plc	1,413,106	1,380
*	Enterprise Inns plc	743,321	1,329
	Dairy Crest Group plc	185,132	1,294
	Bank of Georgia Holdings plc	46,829	1,286
	Entertainment One Ltd.	261,058	1,258
	Bwin.Party Digital Entertainment plc	970,021	1,241
	Pets at Home Group plc	304,815	1,217
	Foxtons Group plc	356,964	1,203
	Redefine International PLC	1,335,994	1,200
	Spirent Communications plc	890,722	1,192
	Poundland Group plc	240,869	1,156
	De La Rue plc	134,673	1,132
	N Brown Group plc	209,841	1,102
	esure Group plc	325,418	1,091
	Devro plc	240,011	1,075
*	Allied Minds plc	107,180	1,070
*	Colt Group SA	441,563	1,009
	Oxford Instruments plc	70,699	1,007
	ITE Group plc	343,209	990
	NMC Health plc	84,194	982
*	Computacenter plc	90,534	972
	Telecom Plus plc	82,524	969
	RPS Group plc	295,945	967
*	Imagination Technologies Group plc	319,869	961
	Kcom Group plc	672,133	945
	Acacia Mining plc	208,708	926
	Chesnara plc	185,086	909
	Shanks Group plc	551,719	903
	Speedy Hire plc	792,184	900
	Fenner plc	276,249	888
	Chemring Group plc	269,639	886
	Helical Bar plc	144,390	862
	UK Commercial Property Trust Ltd.	606,747	855
*	EnQuest plc	1,040,849	836
	Connect Group plc	340,180	828
	Soco International plc	299,305	828
	SDL plc	114,262	816
	Just Retirement Group plc	296,908	795
2	Zoopla Property Group plc	239,966	789
	APR Energy plc	140,803	781
*	Lamprell plc	361,441	778
	Xaar plc	113,539	764
	Development Securities plc	189,040	734
	Picton Property Income Ltd.	648,097	734
	Stobart Group Ltd.	434,610	721
*	SuperGroup plc	43,532	689
^,*	AO World plc	233,792	670
	Morgan Sindall Group plc	55,185	664
	Cape plc	160,749	651
*	Premier Foods plc	898,395	634
	Schroder REIT Ltd.	639,849	604
	Xchanging plc	316,464	592
	Daejan Holdings plc	7,085	589
^,*	Mothercare plc	169,927	579
2	Brit plc	126,539	538
	888 Holdings plc	203,823	500
	Partnership Assurance Group plc	170,982	361

96

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2015

					Market
					Value
				Shares	($000)
*	Gem Diamonds Ltd.			166,096	355
*	Hochschild Mining plc			227,136	341
*	Aquarius Platinum Ltd.			2,343,980	318
	Infinis Energy plc			105,599	308
	Ferrexpo plc			168,214	202
^,*	Afren plc			1,404,272	72
	Anglo Pacific Group plc			4,122	6
*	Kenmare Resources plc			59,895	3

					457,507

Total Common Stocks (Cost $2,846,270)					3,049,362

		Coupon

Temporary Cash Investments (8.7%)[1]
Money Market Fund (8.6%)
3,4	Vanguard Market Liquidity Fund	0.121%		264,791,802	264,792

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	Federal Home Loan Bank Discount Notes	0.065%	5/13/15	1,000	1,000
5,6	Federal Home Loan Bank Discount Notes	0.060%	5/20/15	1,000	1,000
5,6	Federal Home Loan Bank Discount Notes	0.067%	6/3/15	200	200

					2,200

Total Temporary Cash Investments (Cost $266,992)					266,992

Total Investments (108.5%) (Cost $3,113,262)					3,316,354
Other Assets and Liabilities—Net (-8.5%)[4]					(258,840)
Net Assets (100%)					3,057,514

  Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $243,444,000.
  Non-income-producing security.
  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 8.6%, respectively, of net assets.
  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $16,792,000, representing 0.5% of net assets.
  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
  Includes $258,416,000 of collateral received for securities on loan.
  The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
  Securities with a value of $500,000 have been segregated as initial margin for open futures contracts. GDR—Global Depositary Receipt.
  NVDR—Non-Voting Depository Receipt. REIT—Real Estate Investment Trust.

97

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Vanguard Marketing Corporation, Distributor.

SNA7702 062015

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Brazil (9.1%)
	Ambev SA	50,068,155	314,738
	Itau Unibanco Holding SA ADR	23,939,971	306,910
	Itau Unibanco Holding SA Preference Shares	22,280,186	284,922
	BRF SA	12,538,464	268,002
	Banco Bradesco SA Preference Shares	23,652,123	252,461
	Banco Bradesco SA ADR	22,042,141	235,631
*	Petroleo Brasileiro SA	47,810,197	226,122
	Cielo SA	15,674,872	218,193
	Ambev SA ADR	34,433,647	217,965
*	Petroleo Brasileiro SA Preference Shares	47,340,786	205,047
	Itausa - Investimentos Itau SA Preference Shares	57,293,644	201,758
	Ultrapar Participacoes SA	7,108,295	163,590
	Banco do Brasil SA	15,844,285	139,987
*	Petroleo Brasileiro SA ADR	15,268,488	132,530
	BB Seguridade Participacoes SA	11,169,378	130,676
	Vale SA Preference Shares	21,387,986	128,841
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	31,147,149	128,292
	Banco Bradesco SA	11,174,985	111,418
	Vale SA Class B Pfd. ADR	18,196,720	110,090
	Kroton Educacional SA	28,203,880	102,970
*,^	Petroleo Brasileiro SA ADR Series A	9,686,294	92,020
^	Vale SA Class B ADR	11,657,749	89,532
	CCR SA	15,961,576	87,941
	Lojas Renner SA	2,327,072	81,136
	Telefonica Brasil SA Preference Shares	4,835,856	80,251
	JBS SA	13,595,506	70,122
	BRF SA ADR	3,218,610	69,104
	Souza Cruz SA	7,018,579	64,060
	Klabin SA	10,041,430	61,589
	Vale SA	7,711,012	57,968
*	Fibria Celulose SA	4,009,340	56,222
	WEG SA	10,511,300	55,994
	Embraer SA	7,046,682	54,962
	Lojas Americanas SA Preference Shares	9,644,967	53,684
	Raia Drogasil SA	4,725,525	53,639
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,499,116	50,751
	Embraer SA ADR	1,503,207	46,870
	Grupo BTG Pactual	4,738,064	46,690
	CETIP SA - Mercados Organizados	4,060,099	46,558
	Tractebel Energia SA	3,876,301	45,930
*	Hypermarcas SA	6,848,690	45,189
	BR Malls Participacoes SA	7,891,499	42,955
	Itau Unibanco Holding SA	3,627,955	41,771
	Cia Energetica de Minas Gerais Preference Shares	8,572,689	41,399
	Cia Brasileira de Distribuicao ADR	1,162,950	39,005
*	Qualicorp SA	3,907,500	32,163
	Natura Cosmeticos SA	3,279,139	31,344
	Gerdau SA Preference Shares	9,135,462	30,472
	CPFL Energia SA	4,583,386	30,227
	Localiza Rent a Car SA	2,588,023	30,167
	TOTVS SA	2,517,929	29,091
	Tim Participacoes SA	8,992,542	28,802
	Estacio Participacoes SA	4,747,900	28,680
^	Telefonica Brasil SA ADR	1,733,799	28,469
	Suzano Papel e Celulose SA Preference Shares Class A	5,180,400	25,963
	Multiplan Empreendimentos Imobiliarios SA	1,453,839	25,574
	Cia Energetica de Minas Gerais ADR	5,034,039	24,767
	M Dias Branco SA	822,217	23,616
	Porto Seguro SA	1,863,248	23,308
	Gerdau SA ADR	6,827,253	22,940
^	Cia Siderurgica Nacional SA ADR	8,427,869	22,671

1

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Cia Energetica de Sao Paulo Preference Shares	3,427,886	21,617
	Cosan SA Industria e Comercio	2,153,501	21,085
	Sul America SA	4,389,955	20,690
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,279,298	20,553
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,443,413	20,282
	Tim Participacoes SA ADR	1,247,788	19,615
	Bradespar SA Preference Shares	4,351,963	17,405
	Metalurgica Gerdau SA Preference Shares Class A	5,313,391	17,353
*	B2W Cia Digital	1,903,100	17,288
	EDP - Energias do Brasil SA	4,547,421	17,281
^	Cia Paranaense de Energia ADR	1,516,306	16,588
	Cia de Saneamento Basico do Estado de Sao Paulo	2,755,186	16,277
	Duratex SA	5,393,315	15,198
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	7,636,578	15,131
	Via Varejo SA	2,369,300	14,862
	Lojas Americanas SA	3,232,941	14,164
	Cia Siderurgica Nacional SA	5,027,948	13,467
	Centrais Eletricas Brasileiras SA	5,397,752	13,078
	Usinas Siderurgicas de Minas Gerais SA	2,213,944	12,337
	EcoRodovias Infraestrutura e Logistica SA	3,685,499	10,850
	Transmissora Alianca de Energia Eletrica SA	1,560,986	10,274
	AES Tiete SA Preference Shares	1,777,496	10,206
*	Oi SA Preference Shares	5,405,362	10,136
	Multiplus SA	906,035	10,074
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	603,017	8,506
	Centrais Eletricas Brasileiras SA Preference Shares	2,821,151	8,287
	Cia Energetica de Minas Gerais	1,641,634	7,922
	CPFL Energia SA ADR	540,477	7,037
	Braskem SA ADR	723,728	6,007
	Braskem SA Preference Shares	1,397,378	5,844
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	273,619	4,765
	AES Tiete SA	979,505	4,714
	Cia Paranaense de Energia Preference Shares	394,834	4,444
	Guararapes Confeccoes SA	162,220	4,388
*	Oi SA	2,266,249	4,250
	Centrais Eletricas Brasileiras SA ADR Preference Shares	1,380,801	3,963
*	Fibria Celulose SA ADR	269,506	3,776
	Cia Paranaense de Energia	385,300	2,929
	Arteris SA	888,291	2,418
^	Centrais Eletricas Brasileiras SA ADR	595,104	1,458
^	Oi SA ADR Preference Shares	596,490	1,151
	Oi SA ADR	24,193	48
*	Itausa - Investimentos Itau SA	105	—
			6,251,457
Chile (1.4%)
	Empresas COPEC SA	6,913,475	79,346
	Enersis SA ADR	4,029,843	71,610
	SACI Falabella	8,787,621	68,547
	Enersis SA	163,962,717	57,291
	Empresas CMPC SA	20,227,406	56,702
	Cencosud SA	20,997,078	54,382
	Empresa Nacional de Electricidad SA ADR	1,149,840	53,031
	Banco de Chile	439,926,130	50,517
*	Latam Airlines Group	5,125,277	49,073
	Empresa Nacional de Electricidad SA	27,733,420	42,740
	Banco de Credito e Inversiones	785,866	39,250
	Colbun SA	127,043,510	38,374
	Corpbanca SA	3,093,290,221	35,051
	Banco Santander Chile ADR	1,541,395	33,618
	Aguas Andinas SA Class A	56,633,964	33,539
	Cia Cervecerias Unidas SA	2,911,578	31,707
	Banco Santander Chile	544,089,640	29,318
	AES Gener SA	48,382,024	27,885
	ENTEL Chile SA	2,159,216	24,425

2

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Sociedad Quimica y Minera de Chile SA ADR	998,469	21,807
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	663,282	14,561
	Embotelladora Andina SA Preference Shares	4,552,891	14,458
*	Latam Airlines Group SA	739,267	6,993
*	Latam Airlines Group SA ADR	335,113	3,207
			937,432
China (28.5%)
*	Tencent Holdings Ltd.	97,470,460	2,011,681
	China Mobile Ltd.	95,264,567	1,360,691
	China Construction Bank Corp.	1,316,251,913	1,277,731
	Industrial & Commercial Bank of China Ltd.	1,314,685,003	1,140,438
	Bank of China Ltd.	1,373,834,177	941,356
	China Life Insurance Co. Ltd.	134,354,470	652,060
	Ping An Insurance Group Co. of China Ltd.	45,050,488	644,278
	CNOOC Ltd.	290,351,252	495,111
	PetroChina Co. Ltd.	380,965,479	491,356
	China Petroleum & Chemical Corp.	460,665,372	434,761
	China Overseas Land & Investment Ltd.	73,707,276	307,019
	Agricultural Bank of China Ltd.	466,202,065	262,463
	China Pacific Insurance Group Co. Ltd.	47,432,594	257,097
	China Merchants Bank Co. Ltd.	82,892,905	248,815
	China Telecom Corp. Ltd.	292,257,683	216,507
	Lenovo Group Ltd.	118,500,109	203,769
	CITIC Ltd.	100,238,674	200,526
*	China Unicom Hong Kong Ltd.	104,562,248	196,381
*,^	Hanergy Thin Film Power Group Ltd.	206,928,000	192,577
	Hengan International Group Co. Ltd.	13,387,400	165,159
	China Minsheng Banking Corp. Ltd.	111,647,241	163,023
	China Shenhua Energy Co. Ltd.	62,186,925	161,503
	Bank of Communications Co. Ltd.	148,223,345	151,938
	China Communications Construction Co. Ltd.	81,858,504	148,889
	Great Wall Motor Co. Ltd.	18,903,500	143,432
	China Resources Land Ltd.	37,700,771	136,786
	PICC Property & Casualty Co. Ltd.	59,675,895	132,214
	China CITIC Bank Corp. Ltd.	138,877,719	125,941
	Belle International Holdings Ltd.	96,328,500	123,635
	China Resources Power Holdings Co. Ltd.	35,203,048	106,195
^	Evergrande Real Estate Group Ltd.	110,156,785	104,163
	China Railway Group Ltd.	70,772,408	99,319
	ENN Energy Holdings Ltd.	13,476,400	96,995
	CITIC Securities Co. Ltd.	21,580,700	95,600
	China Merchants Holdings International Co. Ltd.	20,950,610	95,046
	Brilliance China Automotive Holdings Ltd.	50,150,700	94,119
	Sinopharm Group Co. Ltd.	19,269,700	91,527
	China Everbright International Ltd.	49,049,000	91,464
	New China Life Insurance Co. Ltd.	14,698,219	90,954
^	Haitong Securities Co. Ltd.	27,631,800	90,248
	Dongfeng Motor Group Co. Ltd.	54,086,744	89,857
	Anhui Conch Cement Co. Ltd.	21,879,552	88,465
	Huaneng Power International Inc.	62,370,978	88,456
	Beijing Enterprises Holdings Ltd.	9,625,000	87,960
	CSPC Pharmaceutical Group Ltd.	76,649,757	79,586
	Zhuzhou CSR Times Electric Co. Ltd.	9,247,000	78,628
	China Longyuan Power Group Corp. Ltd.	62,624,800	77,611
^	Byd Co. Ltd.	12,674,281	76,570
*,^	Alibaba Pictures Group Ltd.	148,340,000	72,968
	China Railway Construction Corp. Ltd.	35,021,765	69,929
*,2	China CNR Corp. Ltd.	33,654,000	68,739
	China Resources Enterprise Ltd.	22,394,860	68,604
*	China Taiping Insurance Holdings Co. Ltd.	18,420,420	68,434
	China Oilfield Services Ltd.	33,135,800	68,035
^	Fosun International Ltd.	26,872,237	66,978
^	CSR Corp. Ltd.	34,403,377	66,322
	China National Building Material Co. Ltd.	53,930,960	65,415

3

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*,^	China Vanke Co. Ltd.	24,437,741	64,715
*,2	CGN Power Co. Ltd.	114,537,878	64,092
	Guangdong Investment Ltd.	41,628,080	62,074
	Kunlun Energy Co. Ltd.	51,929,230	61,648
	Beijing Enterprises Water Group Ltd.	71,042,000	61,270
	Sino Biopharmaceutical Ltd.	52,268,373	59,674
*,^	GCL-Poly Energy Holdings Ltd.	192,513,000	58,222
	Country Garden Holdings Co. Ltd.	104,769,728	56,564
	China State Construction International Holdings Ltd.	29,074,872	56,037
^	GOME Electrical Appliances Holding Ltd.	216,342,805	55,421
	Shimao Property Holdings Ltd.	23,139,957	54,479
	Sino-Ocean Land Holdings Ltd.	65,236,802	54,270
^	Shanghai Electric Group Co. Ltd.	52,335,756	53,367
^	Kingsoft Corp. Ltd.	13,496,000	52,760
	China Everbright Ltd.	15,908,010	52,589
	Chongqing Changan Automobile Co. Ltd. Class B	15,801,912	51,848
	Jiangxi Copper Co. Ltd.	24,820,898	51,223
*	Alibaba Health Information Technology Ltd.	32,328,000	49,903
	China Gas Holdings Ltd.	27,985,900	49,447
*,^	Aluminum Corp. of China Ltd.	74,491,220	48,062
	Haier Electronics Group Co. Ltd.	16,658,000	47,919
	Shenzhou International Group Holdings Ltd.	10,120,065	47,597
	COSCO Pacific Ltd.	30,341,788	47,581
2	People's Insurance Co. Group of China Ltd.	68,121,000	47,168
	Chongqing Rural Commercial Bank Co. Ltd.	52,577,461	46,900
	Geely Automobile Holdings Ltd.	82,317,300	46,308
	AviChina Industry & Technology Co. Ltd.	40,588,000	45,984
*,^	China COSCO Holdings Co. Ltd.	49,171,000	45,208
	Tsingtao Brewery Co. Ltd.	7,064,000	44,879
	Guangzhou Automobile Group Co. Ltd.	41,270,584	44,805
	Zhejiang Expressway Co. Ltd.	27,879,704	44,278
	China Resources Gas Group Ltd.	12,314,100	42,765
	Longfor Properties Co. Ltd.	24,583,080	42,668
	Zijin Mining Group Co. Ltd.	109,925,680	42,407
	Sunac China Holdings Ltd.	31,739,406	41,736
*	China Everbright Bank Co. Ltd.	61,380,472	41,588
*,2	Dalian Wanda Commercial Properties Co. Ltd.	5,027,600	41,225
	Air China Ltd.	33,636,748	40,570
*	China Shipping Container Lines Co. Ltd.	71,252,618	40,183
	Sinopec Shanghai Petrochemical Co. Ltd.	65,940,788	39,838
	ZTE Corp.	11,632,328	39,143
	Sihuan Pharmaceutical Holdings Group Ltd.	67,441,000	38,373
	Shenzhen International Holdings Ltd.	19,976,500	37,549
^	Yanzhou Coal Mining Co. Ltd.	36,699,320	36,697
	TravelSky Technology Ltd.	18,898,000	36,644
	Weichai Power Co. Ltd.	9,205,820	36,475
	ANTA Sports Products Ltd.	16,153,000	35,518
*	China Cinda Asset Management Co. Ltd.	57,827,000	34,317
^,2	China Galaxy Securities Co. Ltd.	20,783,500	33,992
	Shanghai Industrial Holdings Ltd.	8,518,445	33,963
	Shanghai Pharmaceuticals Holding Co. Ltd.	10,642,953	33,128
	Huadian Power International Corp. Ltd.	29,726,000	32,912
	Jiangsu Expressway Co. Ltd.	23,254,139	31,929
	Datang International Power Generation Co. Ltd.	54,394,568	31,819
^	China Coal Energy Co. Ltd.	48,199,800	31,683
	Metallurgical Corp. of China Ltd.	53,594,937	31,628
	Shandong Weigao Group Medical Polymer Co. Ltd.	33,969,800	31,394
	China Southern Airlines Co. Ltd.	31,578,000	31,032
	Far East Horizon Ltd.	29,374,010	31,021
	China International Marine Containers Group Co. Ltd.	11,175,998	30,115
^	Beijing Capital International Airport Co. Ltd.	28,232,564	30,008
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	9,816,857	29,945
^	China Power International Development Ltd.	46,263,469	29,824
	Inner Mongolia Yitai Coal Co. Ltd. Class B	18,889,698	28,657

4

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Yuexiu Property Co. Ltd.	115,485,732	28,239
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	7,418,500	28,234
^	Huaneng Renewables Corp. Ltd.	62,718,000	27,383
^	China Huishan Dairy Holdings Co. Ltd.	126,712,365	27,013
	China Medical System Holdings Ltd.	15,258,711	26,928
	BBMG Corp.	21,643,000	26,786
	Franshion Properties China Ltd.	65,604,094	26,505
	China Communications Services Corp. Ltd.	46,901,973	26,431
^	Sinotrans Ltd.	34,096,000	26,094
	Haitian International Holdings Ltd.	10,384,000	25,826
^	Huadian Fuxin Energy Corp. Ltd.	47,929,852	25,780
^	China Molybdenum Co. Ltd.	25,185,000	25,191
	Nine Dragons Paper Holdings Ltd.	29,032,000	23,702
*	China Eastern Airlines Corp. Ltd.	29,684,000	22,921
	Kingboard Chemical Holdings Ltd.	12,535,671	22,815
	China Resources Cement Holdings Ltd.	35,502,686	22,564
	Guangzhou R&F Properties Co. Ltd.	17,636,900	22,495
^	Agile Property Holdings Ltd.	26,896,887	22,462
2	Sinopec Engineering Group Co. Ltd.	20,530,272	22,160
*,^	Sinopec Oilfield Service Corp.	37,898,000	21,944
	SOHO China Ltd.	28,868,506	21,900
	China Agri-Industries Holdings Ltd.	38,092,961	21,753
	Poly Property Group Co. Ltd.	33,920,900	21,733
	KWG Property Holding Ltd.	21,397,500	21,620
	Shenzhen Investment Ltd.	38,044,000	20,892
*	China Shipping Development Co. Ltd.	23,476,021	19,640
^	Xinjiang Goldwind Science & Technology Co. Ltd.	8,230,200	19,121
^	Beijing Jingneng Clean Energy Co. Ltd.	38,342,000	18,953
^	China South City Holdings Ltd.	41,722,000	18,388
	CSG Holding Co. Ltd. Class B	15,311,292	18,296
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	26,009,779	18,051
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,866,387	17,846
^	Greentown China Holdings Ltd.	14,294,500	17,734
	Guangshen Railway Co. Ltd.	26,224,000	17,366
	Angang Steel Co. Ltd.	20,382,374	16,938
*,2	BAIC Motor Corp. Ltd.	11,245,200	16,639
*,^	Renhe Commercial Holdings Co. Ltd.	287,922,999	16,202
^	Golden Eagle Retail Group Ltd.	10,603,000	15,879
^	China Zhongwang Holdings Ltd.	26,178,486	15,858
*,^	Luye Pharma Group Ltd.	12,356,500	15,842
	China BlueChemical Ltd.	35,079,405	15,623
^	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	4,074,000	15,580
*,2	Shengjing Bank Co. Ltd.	12,679,284	15,370
*,^	Li Ning Co. Ltd.	27,529,291	15,227
^	China Hongqiao Group Ltd.	16,294,256	15,170
	Lee & Man Paper Manufacturing Ltd.	26,526,000	15,028
	Huishang Bank Corp. Ltd.	26,849,380	14,426
^	Dongfang Electric Corp. Ltd.	6,336,430	14,366
*,^	Hopson Development Holdings Ltd.	11,626,000	13,629
^	China Dongxiang Group Co. Ltd.	55,466,000	13,559
	Guangdong Electric Power Development Co. Ltd. Class B	13,330,537	13,484
	Weifu High-Technology Group Co. Ltd. Class B	2,870,619	13,407
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	15,713,579	12,549
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,952,657	12,465
^	Shenzhen Expressway Co. Ltd.	12,982,000	12,385
*,^	Maanshan Iron & Steel Co. Ltd.	31,848,000	12,375
	China Merchants Property Development Co. Ltd. Class B	4,178,770	12,293
*	BOE Technology Group Co. Ltd. Class B	27,192,442	12,103
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,678,643	11,979
	Dazhong Transportation Group Co. Ltd. Class B	9,758,772	11,702
^	CIMC Enric Holdings Ltd.	10,573,713	11,690
^	Biostime International Holdings Ltd.	2,532,000	11,605
*	GF Securities Co. Ltd.	3,644,000	11,542
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	4,238,486	11,417

5

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
^	Zhongsheng Group Holdings Ltd.	12,379,000	11,298
^	Zhaojin Mining Industry Co. Ltd.	15,306,000	11,003
^	China Machinery Engineering Corp.	8,117,639	10,776
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	3,272,024	10,560
*,^	China Conch Venture Holdings Ltd.	3,894,000	10,457
	Sichuan Expressway Co. Ltd.	18,632,000	10,216
^	Harbin Electric Co. Ltd.	11,938,000	9,792
*,^	China Foods Ltd.	12,701,506	9,511
	Jiangling Motors Corp. Ltd. Class B	1,720,246	9,235
	Anhui Expressway Co. Ltd.	10,584,000	9,141
*,^	China Yurun Food Group Ltd.	26,362,149	9,090
*,^	CITIC Resources Holdings Ltd.	50,156,000	8,981
	Double Coin Holdings Ltd. Class B	5,030,634	8,806
	Kingboard Laminates Holdings Ltd.	17,081,000	8,758
	Shanghai Bailian Group Co. Ltd. Class B	3,823,241	8,683
^	Sinotruk Hong Kong Ltd.	12,173,000	8,682
*,2	Tianhe Chemicals Group Ltd.	57,304,542	8,651
*	Shanghai Haixin Group Co. Class B	8,925,019	8,379
	Wumart Stores Inc.	9,362,000	8,183
^	Bosideng International Holdings Ltd.	46,692,000	8,149
	Anhui Gujing Distillery Co. Ltd. Class B	2,010,234	8,034
*	Sinofert Holdings Ltd.	28,510,000	7,837
	Tianjin Capital Environmental Protection Group Co. Ltd.	6,920,000	7,262
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	8,649,032	7,049
	Beijing North Star Co. Ltd.	14,830,000	6,929
	Shandong Chenming Paper Holdings Ltd. Class B	8,608,238	6,807
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	2,595,918	6,561
	China National Materials Co. Ltd.	17,855,000	6,558
*	Huadian Energy Co. Ltd. Class B	9,190,269	6,433
	Foshan Electrical and Lighting Co. Ltd. Class B	4,592,770	6,013
	Shandong Chenming Paper Holdings Ltd.	7,243,000	5,473
*,^	Sany Heavy Equipment International Holdings Co. Ltd.	16,931,000	4,768
	Bengang Steel Plates Co. Ltd. Class B	8,157,311	4,260
	Jinzhou Port Co. Ltd. Class B	4,698,200	3,224
			19,589,019
Colombia (0.7%)
	Bancolombia SA ADR	1,682,689	76,175
	Grupo de Inversiones Suramericana SA	4,358,315	71,614
	Almacenes Exito SA	4,155,368	44,589
*	Ecopetrol SA ADR	2,308,158	39,516
*	Ecopetrol SA	45,538,785	38,809
	Cementos Argos SA	7,584,954	32,225
	Corp Financiera Colombiana SA	1,889,077	30,374
	Grupo de Inversiones Suramericana SA Preference Shares	1,829,593	27,267
	Grupo Aval Acciones y Valores Preference Shares	52,345,028	26,590
	Interconexion Electrica SA ESP	6,189,125	20,786
	Isagen SA ESP	15,294,882	20,451
	Bancolombia SA Preference Shares	1,663,227	18,197
*	Cemex Latam Holdings SA	3,098,238	17,299
	Grupo Aval Acciones y Valores ADR	751,667	7,607
			471,499
Czech Republic (0.2%)
	CEZ AS	2,989,949	77,680
	Komercni banka as	282,649	62,987
	O2 Czech Republic AS	1,201,357	9,862
			150,529
Egypt (0.3%)
	Commercial International Bank Egypt SAE	15,305,295	110,772
	Talaat Moustafa Group	18,883,871	24,860
*	Global Telecom Holding SAE GDR	9,175,935	20,095
*	Egyptian Financial Group-Hermes Holding Co.	8,843,291	16,496
*	Orascom Construction Ltd.	759,631	10,103
	Juhayna Food Industries	8,193,983	10,010

6

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Egypt Kuwait Holding Co. SAE	14,735,315	9,713
*	ElSwedy Electric Co.	1,404,660	8,721
	Telecom Egypt Co.	6,322,855	8,175
*	Ezz Steel	3,558,889	6,017
	Sidi Kerir Petrochemicals Co.	2,236,241	4,316
*	Global Telecom Holding SAE	1,722,880	732
			230,010
Hungary (0.3%)
	OTP Bank plc	3,500,447	77,403
	MOL Hungarian Oil & Gas plc	878,084	48,845
	Richter Gedeon Nyrt	2,597,981	43,616
*	Magyar Telekom Telecommunications plc	7,811,918	11,685
			181,549
India (10.8%)
	Infosys Ltd.	17,314,381	528,517
	Housing Development Finance Corp. Ltd.	28,445,455	523,201
	Reliance Industries Ltd.	28,653,427	388,618
	Tata Consultancy Services Ltd.	8,574,660	332,037
	Sun Pharmaceutical Industries Ltd.	18,534,728	273,567
*	ICICI Bank Ltd.	50,971,811	266,294
	HDFC Bank Ltd.	12,059,547	187,846
	Oil & Natural Gas Corp. Ltd.	37,483,702	179,044
	ITC Ltd.	34,368,502	174,179
	Hindustan Unilever Ltd.	12,871,152	172,222
*	Axis Bank Ltd.	18,664,906	166,617
	Tata Motors Ltd.	18,633,344	149,377
	Coal India Ltd.	24,529,548	139,698
	Bharti Airtel Ltd.	23,106,864	138,362
	Kotak Mahindra Bank Ltd.	6,597,805	138,189
	HCL Technologies Ltd.	9,786,525	135,620
	HDFC Bank Ltd. ADR	2,041,884	116,061
*	State Bank of India	26,880,740	113,938
	Lupin Ltd.	3,943,298	109,891
	Larsen & Toubro Ltd.	4,087,794	104,701
	Mahindra & Mahindra Ltd.	5,445,080	98,025
	NTPC Ltd.	36,834,912	87,027
	Sesa Sterlite Ltd.	24,691,683	81,213
*	Tech Mahindra Ltd.	8,260,992	80,815
	Idea Cellular Ltd.	26,293,467	72,288
	Hero MotoCorp Ltd.	1,801,811	65,998
	Asian Paints Ltd.	5,292,998	63,482
	Bharti Infratel Ltd.	9,892,918	62,422
	Maruti Suzuki India Ltd.	1,060,871	62,171
	IndusInd Bank Ltd.	4,596,515	59,563
	Cipla Ltd.	5,930,888	59,277
*	United Spirits Ltd.	1,089,690	57,094
	Power Grid Corp. of India Ltd.	25,518,522	57,088
	Adani Enterprises Ltd.	4,826,129	51,095
	Ultratech Cement Ltd.	1,203,451	50,572
	Aurobindo Pharma Ltd.	2,448,336	49,490
	Zee Entertainment Enterprises Ltd.	9,896,925	48,483
*	Bosch Ltd.	136,083	48,176
^	Wipro Ltd. ADR	4,171,857	47,851
	Adani Ports & Special Economic Zone Ltd.	9,037,975	45,109
	Dr Reddy's Laboratories Ltd. ADR	863,957	44,908
	Nestle India Ltd.	419,469	43,358
	Wipro Ltd.	4,905,628	41,443
	Ambuja Cements Ltd.	11,159,326	40,775
	Bharat Heavy Electricals Ltd.	10,740,440	40,194
	Bharat Petroleum Corp. Ltd.	3,275,476	39,385
	Yes Bank Ltd.	2,972,012	39,204
	Bajaj Auto Ltd.	1,269,778	38,916
	Dabur India Ltd.	9,532,609	37,744
	Godrej Consumer Products Ltd.	2,198,178	36,378

7

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Shriram Transport Finance Co. Ltd.	2,350,885	35,879
	Dr Reddy's Laboratories Ltd.	657,542	34,226
	JSW Steel Ltd.	2,252,820	33,010
	Siemens Ltd.	1,543,256	33,000
	Indian Oil Corp. Ltd.	5,805,012	32,962
	IDFC Ltd.	12,416,964	32,737
	Bharat Forge Ltd.	1,638,393	32,299
	Rural Electrification Corp. Ltd.	6,533,837	32,017
	GAIL India Ltd.	5,560,566	31,524
	Hindalco Industries Ltd.	15,300,786	30,886
	Motherson Sumi Systems Ltd.	3,889,111	30,784
	LIC Housing Finance Ltd.	4,469,057	30,190
	Cairn India Ltd.	8,637,081	29,028
	NMDC Ltd.	14,216,931	28,624
	Glenmark Pharmaceuticals Ltd.	2,034,272	28,455
	Eicher Motors Ltd.	118,420	28,279
	Marico Ltd.	4,074,137	25,735
	Shree Cement Ltd.	157,810	25,267
	Power Finance Corp. Ltd.	5,975,404	24,943
	Tata Steel Ltd.	4,396,802	24,892
	Piramal Enterprises Ltd.	1,648,827	24,321
	Titan Co. Ltd.	4,042,889	24,318
	Cadila Healthcare Ltd.	900,437	24,108
	Tata Power Co. Ltd.	18,342,043	21,858
*	Bank of Baroda	7,927,770	21,063
	ABB India Ltd.	982,936	20,651
	Divi's Laboratories Ltd.	753,346	20,410
	Mahindra & Mahindra Financial Services Ltd.	4,801,490	20,213
	Oracle Financial Services Software Ltd.	383,280	19,992
	Crompton Greaves Ltd.	7,494,603	19,848
	Steel Authority of India Ltd.	18,178,628	19,840
	Pidilite Industries Ltd.	2,220,926	19,809
	United Breweries Ltd.	1,301,443	19,062
	Colgate-Palmolive India Ltd.	608,240	19,019
	ACC Ltd.	826,057	18,615
	Grasim Industries Ltd.	323,269	18,252
	GlaxoSmithKline Consumer Healthcare Ltd.	184,167	18,177
	Britannia Industries Ltd.	519,510	17,952
*	GlaxoSmithKline Pharmaceuticals Ltd.	358,182	17,931
*	Reliance Communications Ltd.	18,529,752	17,612
	DLF Ltd.	8,232,217	17,572
	Bharat Electronics Ltd.	350,121	16,948
	Cummins India Ltd.	1,230,891	16,685
	Castrol India Ltd.	2,355,406	16,408
	Oil India Ltd.	2,242,980	16,137
	Punjab National Bank	6,325,972	15,871
	Reliance Infrastructure Ltd.	2,434,194	15,857
	Bajaj Finserv Ltd.	679,781	15,334
	Jindal Steel & Power Ltd.	6,821,128	14,883
	Aditya Birla Nuvo Ltd.	585,174	14,429
	Hindustan Petroleum Corp. Ltd.	1,462,903	14,375
	Reliance Capital Ltd.	2,235,200	14,168
*	Ashok Leyland Ltd.	12,710,004	13,893
	JSW Energy Ltd.	7,530,571	13,549
	Wockhardt Ltd.	606,605	12,220
	Hindustan Zinc Ltd.	4,146,302	11,051
	Bajaj Holdings & Investment Ltd.	534,466	10,870
	Mphasis Ltd.	1,612,193	10,009
	Exide Industries Ltd.	3,698,215	9,971
	Tata Communications Ltd.	1,384,211	9,472
*	Reliance Power Ltd.	10,402,661	9,259
	NHPC Ltd.	27,955,708	8,682
	Canara Bank	1,388,928	8,261
	Sun TV Network Ltd.	1,468,839	8,028

8

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Bank of India	2,191,539	7,459
	Godrej Industries Ltd.	1,271,291	7,218
	IDBI Bank Ltd.	5,806,899	6,801
*	Adani Power Ltd.	9,810,488	6,620
	GMR Infrastructure Ltd.	28,524,836	6,604
	Torrent Power Ltd.	2,409,638	6,257
*	Jaiprakash Associates Ltd.	18,912,124	6,119
	Tata Chemicals Ltd.	830,784	5,575
*	Essar Oil Ltd.	3,173,339	5,431
*	Unitech Ltd.	21,844,749	5,274
	Union Bank of India	2,030,318	4,587
	Great Eastern Shipping Co. Ltd.	777,407	4,158
*	Mangalore Refinery & Petrochemicals Ltd.	3,711,949	4,083
	Oriental Bank of Commerce	1,194,783	3,823
	State Bank of India GDR	79,048	3,326
*	Corp Bank	2,410,755	2,158
			7,394,736
Indonesia (2.3%)
	Bank Central Asia Tbk PT	221,302,824	229,139
	Astra International Tbk PT	362,790,100	190,912
	Telekomunikasi Indonesia Persero Tbk PT	909,964,405	183,013
	Bank Rakyat Indonesia Persero Tbk PT	194,110,700	173,302
	Bank Mandiri Persero Tbk PT	168,497,780	138,596
	Unilever Indonesia Tbk PT	21,191,330	69,493
	Bank Negara Indonesia Persero Tbk PT	138,819,061	68,510
	Perusahaan Gas Negara Persero Tbk PT	200,298,604	63,134
	Semen Indonesia Persero Tbk PT	55,034,604	52,923
	Kalbe Farma Tbk PT	347,053,990	47,979
	United Tractors Tbk PT	28,088,801	46,186
	Indofood Sukses Makmur Tbk PT	82,731,796	42,940
	Indocement Tunggal Prakarsa Tbk PT	24,710,631	39,906
	Gudang Garam Tbk PT	8,459,180	32,512
	Charoen Pokphand Indonesia Tbk PT	136,633,332	29,793
	Tower Bersama Infrastructure Tbk PT	36,115,600	23,606
	Surya Citra Media Tbk PT	105,732,100	23,574
	Indofood CBP Sukses Makmur Tbk PT	21,879,100	22,204
	Bank Danamon Indonesia Tbk PT	60,240,524	18,426
	Jasa Marga Persero Tbk PT	37,539,000	17,884
	XL Axiata Tbk PT	55,922,224	17,356
	Adaro Energy Tbk PT	232,975,580	15,686
	Media Nusantara Citra Tbk PT	90,978,250	15,439
	Tambang Batubara Bukit Asam Persero Tbk PT	16,558,825	11,906
	Astra Agro Lestari Tbk PT	6,118,180	9,568
	Global Mediacom Tbk PT	75,526,889	9,016
*	Vale Indonesia Tbk PT	36,520,627	7,846
	Indo Tambangraya Megah Tbk PT	7,523,300	7,305
*	Indosat Tbk PT	21,426,273	6,609
*	Aneka Tambang Persero Tbk PT	61,919,500	3,785
			1,618,548
Malaysia (4.3%)
	Public Bank Bhd. (Local)	56,752,000	310,260
	Tenaga Nasional Bhd.	63,679,107	256,292
	Malayan Banking Bhd.	85,828,688	221,790
	CIMB Group Holdings Bhd.	95,130,548	157,374
	Axiata Group Bhd.	79,117,394	149,508
	Sime Darby Bhd.	56,341,513	143,155
	DiGi.Com Bhd.	68,250,250	115,060
	Genting Bhd.	40,817,490	100,197
	Maxis Bhd.	48,947,250	95,186
	Petronas Gas Bhd.	14,475,096	92,290
	Petronas Chemicals Group Bhd.	52,689,522	86,638
	IHH Healthcare Bhd.	49,967,376	82,944
	IOI Corp. Bhd.	68,002,178	82,794
	MISC Bhd.	27,406,391	70,128

9

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Genting Malaysia Bhd.	55,414,290	66,793
	Kuala Lumpur Kepong Bhd.	9,820,212	61,094
	AMMB Holdings Bhd.	32,706,658	59,401
	IJM Corp. Bhd.	28,647,850	58,991
	Gamuda Bhd.	37,031,516	54,350
	SapuraKencana Petroleum Bhd.	71,369,562	53,144
	British American Tobacco Malaysia Bhd.	2,678,887	50,288
	PPB Group Bhd.	11,034,308	47,466
	YTL Corp. Bhd.	97,564,256	45,716
	Telekom Malaysia Bhd.	20,460,440	42,485
	Hong Leong Bank Bhd.	10,323,105	40,746
	UMW Holdings Bhd.	12,425,820	37,085
	Petronas Dagangan Bhd.	5,413,300	32,538
	RHB Capital Bhd.	12,848,135	28,446
	Alliance Financial Group Bhd.	20,150,117	26,746
2	Astro Malaysia Holdings Bhd.	30,344,400	26,716
	Malaysia Airports Holdings Bhd.	13,086,500	23,667
	YTL Power International Bhd.	52,130,868	23,389
	IOI Properties Group Bhd.	38,695,694	23,190
	Lafarge Malaysia Bhd.	8,227,320	22,272
	Bumi Armada Bhd.	64,191,690	21,391
	Felda Global Ventures Holdings Bhd.	33,658,957	19,527
	Hong Leong Financial Group Bhd.	4,112,600	18,651
	KLCCP Stapled Group	7,935,900	15,718
	SP Setia Bhd Group	15,916,024	15,217
	Berjaya Sports Toto Bhd.	16,480,455	15,075
	Westports Holdings Bhd.	11,692,224	14,755
	AirAsia Bhd.	22,006,548	14,009
	MMC Corp. Bhd.	14,997,900	11,325
	UEM Sunrise Bhd.	27,918,400	10,079
*	Parkson Holdings Bhd.	9,831,603	5,922
	Malaysia Marine and Heavy Engineering Holdings Bhd.	8,890,935	3,039
			2,952,847
Mexico (4.9%)
	America Movil SAB de CV	523,515,568	549,722
*	Fomento Economico Mexicano SAB de CV	39,021,466	353,742
*	Grupo Televisa SAB	47,518,746	345,844
	Wal-Mart de Mexico SAB de CV	101,467,630	239,681
	Grupo Financiero Banorte SAB de CV	41,066,156	234,159
*	Cemex SAB de CV	233,798,925	225,539
	Grupo Mexico SAB de CV Class B	70,450,965	217,479
	Fibra Uno Administracion SA de CV	43,658,169	108,932
	Alfa SAB de CV Class A	52,650,520	106,900
*	Grupo Bimbo SAB de CV Class A	34,800,610	93,455
	Grupo Financiero Inbursa SAB de CV	38,448,315	91,798
	Coca-Cola Femsa SAB de CV	7,638,770	61,107
	Grupo Aeroportuario del Sureste SAB de CV Class B	4,304,220	60,922
	Mexichem SAB de CV	20,882,035	59,807
	Grupo Financiero Santander Mexico SAB de CV Class B	27,824,962	56,695
	Grupo Aeroportuario del Pacifico SAB de CV Class B	6,286,100	44,755
*	Promotora y Operadora de Infraestructura SAB de CV	3,642,533	41,879
	Industrias Penoles SAB de CV	2,355,020	39,943
	Grupo Carso SAB de CV	9,086,154	37,453
	Gruma SAB de CV Class B	3,083,531	37,180
	Kimberly-Clark de Mexico SAB de CV Class A	16,759,052	37,173
	Gentera SAB de CV	21,041,029	35,919
	Arca Continental SAB de CV	5,107,206	31,375
*	OHL Mexico SAB de CV	14,171,500	28,552
*	Alsea SAB de CV	9,392,410	28,204
	Controladora Comercial Mexicana SAB de CV	8,219,500	26,466
*	Infraestructura Energetica Nova SAB de CV	4,063,320	23,646
*	Megacable Holdings SAB de CV	5,431,700	22,605
	Grupo Elektra SAB DE CV	681,135	17,817
*	Genomma Lab Internacional SAB de CV Class B	14,740,818	17,391

10

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Grupo Lala SAB de CV	8,473,300	17,160
	Grupo Comercial Chedraui SA de CV	5,412,200	16,241
	Grupo Sanborns SAB de CV	8,569,888	13,697
*	Industrias Bachoco SAB de CV Class B	2,973,700	13,285
*	Industrias CH SAB de CV Class B	3,207,498	13,083
	Organizacion Soriana SAB de CV Class B	4,605,744	11,222
	Concentradora Fibra Danhos SA de CV	3,785,800	9,379
	Alpek SAB de CV	6,169,921	8,317
*	Minera Frisco SAB de CV	9,576,176	7,952
			3,386,476
Morocco (0.0%)
	Douja Promotion Groupe Addoha SA	409,761	1,308

Peru (0.3%)
	Credicorp Ltd.	603,509	92,065
	Credicorp Ltd. XLIM	357,268	53,751
	Cia de Minas Buenaventura SAA ADR	3,363,225	37,601
*	Cia de Minas Buenaventura SAA	461,011	5,124
	Grana y Montero SAA	1,499,402	2,418
			190,959
Philippines (1.7%)
	SM Investments Corp.	5,750,349	116,172
	Philippine Long Distance Telephone Co.	1,548,600	97,172
	Ayala Land Inc.	106,936,829	92,515
	Universal Robina Corp.	16,218,440	79,091
	Ayala Corp.	4,242,137	74,179
	Bank of the Philippine Islands	30,173,115	68,531
	BDO Unibank Inc.	26,787,762	65,509
	JG Summit Holdings Inc.	39,369,830	63,064
	SM Prime Holdings Inc.	141,202,197	59,045
	Aboitiz Equity Ventures Inc.	40,706,750	51,702
	Metropolitan Bank & Trust Co.	23,821,919	49,659
	Alliance Global Group Inc.	76,837,834	43,667
	International Container Terminal Services Inc.	15,912,780	39,250
	GT Capital Holdings Inc.	1,258,851	35,469
	Manila Electric Co.	5,806,396	33,939
	Jollibee Foods Corp.	7,571,949	33,790
	Aboitiz Power Corp.	30,048,826	28,930
	Globe Telecom Inc.	558,858	27,323
	DMCI Holdings Inc.	76,777,650	25,836
	Megaworld Corp.	208,876,013	24,763
	Energy Development Corp.	115,666,153	20,978
*	Semirara Mining and Power Corp. Class A	5,401,332	20,062
*	LT Group Inc.	50,848,227	16,976
	Bloomberry Resorts Corp.	55,319,072	13,880
	Emperador Inc.	34,000,000	8,836
	Petron Corp.	36,852,300	8,140
*	Travellers International Hotel Group Inc.	28,774,400	4,356
	San Miguel Corp.	1,981,691	3,045
			1,205,879
Poland (1.8%)
	Powszechna Kasa Oszczednosci Bank Polski SA	15,952,957	159,537
	Powszechny Zaklad Ubezpieczen SA	1,043,041	136,038
	Bank Pekao SA	2,408,089	125,169
	Polski Koncern Naftowy Orlen SA	5,877,345	111,620
	KGHM Polska Miedz SA	2,554,526	89,568
	PGE Polska Grupa Energetyczna SA	13,351,575	76,827
	Polskie Gornictwo Naftowe i Gazownictwo SA	34,011,521	61,347
*	Bank Zachodni WBK SA	526,183	54,333
*	LPP SA	23,703	50,345
^	Energa SA	5,857,247	40,605
	Orange Polska SA	12,789,686	36,228
*	mBank SA	239,650	30,995
	Cyfrowy Polsat SA	3,991,039	27,823

11

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Tauron Polska Energia SA	20,260,952	27,099
	Asseco Poland SA	1,349,040	22,727
^	Bank Millennium SA	11,070,680	22,483
	CCC SA	403,009	21,287
*	Alior Bank SA	847,344	20,677
	Bank Handlowy w Warszawie SA	622,503	19,686
	Grupa Azoty SA	841,352	19,179
	Enea SA	4,056,496	18,350
*,^	Grupa Lotos SA	1,668,139	14,246
^	Eurocash SA	1,380,633	14,004
*	TVN SA	2,804,173	13,240
*	Synthos SA	8,271,766	10,834
*,^	Getin Noble Bank SA	21,095,325	10,474
	ING Bank Slaski SA	41,664	1,642
*,^	Jastrzebska Spolka Weglowa SA	3,508	14
			1,236,377
Russia (4.5%)
	Gazprom OAO ADR	56,350,052	330,152
	Sberbank of Russia	196,348,048	292,422
	Lukoil OAO ADR	5,628,503	287,929
	Magnit PJSC GDR	5,037,146	276,351
	Gazprom OAO	86,081,293	255,921
	Lukoil OAO	3,095,234	158,867
	NOVATEK OAO GDR	1,175,301	113,799
	Mobile TeleSystems OJSC ADR	9,203,270	111,176
	Surgutneftegas OAO Preference Shares	138,992,500	104,783
	MMC Norilsk Nickel OJSC ADR	5,468,173	103,007
	Tatneft OAO ADR	2,790,061	95,705
	NOVATEK OAO	8,525,751	81,629
	Surgutneftegas OAO ADR	10,444,085	75,644
	VTB Bank OJSC	58,129,231,072	73,721
	Rosneft OAO GDR	14,876,183	73,402
	AK Transneft OAO Preference Shares	28,866	67,878
	MMC Norilsk Nickel OJSC	309,853	58,039
	Uralkali PJSC	18,592,129	54,488
	Tatneft OAO	8,951,972	50,760
	VTB Bank OJSC GDR	18,643,874	46,112
*	Alrosa AO	31,898,500	42,352
	Moscow Exchange MICEX-RTS OAO	25,514,500	38,056
	Rosneft OAO	6,628,175	32,944
	MegaFon OAO GDR	1,697,599	28,794
	Rostelecom OJSC	18,698,858	28,737
	Severstal PAO	2,534,129	28,482
	RusHydro JSC	2,341,602,363	27,130
	Novolipetsk Steel OJSC GDR	1,622,812	21,426
	Surgutneftegas OAO	27,603,149	20,565
	Sistema JSFC GDR	2,564,845	19,372
	E.ON Russia JSC	297,929,779	18,214
	PhosAgro OAO GDR	1,428,779	17,417
*	Bashneft OAO	400,000	16,629
*	Inter RAO UES JSC	416,774,509	9,833
	LSR Group PJSC GDR	3,369,735	9,361
	Magnitogorsk Iron & Steel Works OJSC	30,882,788	9,079
	Federal Grid Co. Unified Energy System JSC	5,323,286,228	7,310
	Aeroflot - Russian Airlines OJSC	9,430,172	6,958
	Severstal PAO GDR	565,392	6,268
	Acron JSC	117,000	5,140
*	Rosseti JSC	407,033,605	4,144
*	Pharmstandard OJSC GDR	567,784	2,772
	Rostelecom OJSC ADR	178,529	1,646
	Sberbank of Russia ADR	228,580	1,357
	Mobile TeleSystems OJSC	95,358	491

12

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Novolipetsk Steel OJSC	82,970	110
			3,116,372
South Africa (9.4%)
	Naspers Ltd.	6,597,498	1,035,054
	MTN Group Ltd.	31,902,842	640,575
	Sasol Ltd.	9,980,456	401,848
	Standard Bank Group Ltd.	21,739,228	318,652
	FirstRand Ltd.	54,730,311	261,452
	Steinhoff International Holdings Ltd.	37,744,619	239,500
	Sanlam Ltd.	31,684,851	204,925
	Remgro Ltd.	8,686,186	192,935
	Aspen Pharmacare Holdings Ltd.	5,673,136	172,518
	Bidvest Group Ltd.	5,796,460	157,108
	Woolworths Holdings Ltd.	16,245,362	122,210
	Shoprite Holdings Ltd.	8,043,721	115,089
	Barclays Africa Group Ltd.	5,962,056	95,501
	Netcare Ltd.	26,604,992	93,070
	Growthpoint Properties Ltd.	40,050,061	90,846
	Mr Price Group Ltd.	4,246,053	90,654
*	AngloGold Ashanti Ltd.	7,433,640	84,420
	Mediclinic International Ltd.	7,691,795	81,451
	Nedbank Group Ltd.	3,574,535	77,208
^	Vodacom Group Ltd.	6,087,391	75,894
	Tiger Brands Ltd.	2,910,145	75,743
	RMB Holdings Ltd.	12,223,851	73,560
	Discovery Ltd.	6,241,296	69,263
	Redefine Properties Ltd.	66,626,670	67,494
	Gold Fields Ltd.	14,336,336	66,190
	Life Healthcare Group Holdings Ltd.	17,246,438	59,232
	Truworths International Ltd.	7,899,076	57,572
	Imperial Holdings Ltd.	3,294,780	55,175
	MMI Holdings Ltd.	19,029,135	54,142
*	Impala Platinum Holdings Ltd.	9,692,016	53,941
	SPAR Group Ltd.	3,297,303	52,813
	Foschini Group Ltd.	3,295,286	48,792
	Brait SE	6,158,041	46,846
	Hyprop Investments Ltd.	4,389,776	45,227
	Capitec Bank Holdings Ltd.	940,647	44,291
	Investec Ltd.	4,644,488	44,162
	Mondi Ltd.	2,181,401	43,987
*	Sappi Ltd.	10,252,241	42,121
*	Telkom SA SOC Ltd.	5,918,241	40,683
	AVI Ltd.	5,878,923	40,286
	Nampak Ltd.	10,993,085	39,370
	Coronation Fund Managers Ltd.	4,853,845	37,086
*	Pioneer Foods Ltd.	2,326,072	36,344
	Resilient Property Income Fund Ltd.	4,016,496	33,608
	Barloworld Ltd.	4,155,215	33,148
	Sibanye Gold Ltd.	13,770,954	32,683
	Clicks Group Ltd.	4,219,175	32,334
	Capital Property Fund	27,969,624	32,110
*	Anglo American Platinum Ltd.	1,134,229	31,327
	Liberty Holdings Ltd.	1,916,748	26,730
	EOH Holdings Ltd.	1,960,403	26,601
	Massmart Holdings Ltd.	2,088,400	26,260
*	Northam Platinum Ltd.	6,249,138	25,687
	Aeci Ltd.	2,118,619	23,089
	Tongaat Hulett Ltd.	2,043,986	22,635
*	Attacq Ltd.	10,388,632	21,734
	PSG Group Ltd.	1,314,030	21,575
^	Exxaro Resources Ltd.	2,469,401	20,215
	Pick n Pay Stores Ltd.	4,152,198	19,880
	Sun International Ltd.	1,654,456	18,394
	JSE Ltd.	1,554,665	17,397

13

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	African Rainbow Minerals Ltd.	1,819,394	16,600
	DataTec Ltd.	3,191,860	16,577
	Omnia Holdings Ltd.	1,131,663	15,610
	Reunert Ltd.	2,888,410	14,732
	Kumba Iron Ore Ltd.	1,052,260	14,193
*	Harmony Gold Mining Co. Ltd.	7,265,440	13,984
	PPC Ltd.	8,757,959	12,545
	Santam Ltd.	638,217	12,487
*,^	Adcock Ingram Holdings Ltd.	2,644,900	11,758
	Grindrod Ltd.	7,929,040	10,846
	Pick n Pay Holdings Ltd.	4,871,483	10,521
*	Distell Group Ltd.	711,631	9,619
	Wilson Bayly Holmes-Ovcon Ltd.	913,387	8,558
	Murray & Roberts Holdings Ltd.	7,629,098	8,440
*	Alexander Forbes Group Holdings Ltd.	9,944,499	8,235
	Illovo Sugar Ltd.	4,201,098	7,591
	Fountainhead Property Trust	7,796,186	6,551
	Acucap Properties Ltd.	1,359,407	6,283
^	Assore Ltd.	645,179	6,241
*,^	ArcelorMittal South Africa Ltd.	2,984,502	4,980
*	Royal Bafokeng Platinum Ltd.	1,129,971	4,914
	Oceana Group Ltd.	534,464	4,772
*	Northam Platinum Ltd. Rights Expire 05/15/2015	1,756,129	31
*	African Bank Investments Ltd.	23,997,414	—
			6,436,705
Taiwan (14.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	250,584,845	1,206,384
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	37,103,778	906,816
	Hon Hai Precision Industry Co. Ltd.	230,698,722	691,277
	MediaTek Inc.	26,263,192	337,592
	Fubon Financial Holding Co. Ltd.	130,779,336	281,248
	Nan Ya Plastics Corp.	102,811,253	252,689
	Cathay Financial Holding Co. Ltd.	142,887,966	249,629
	Formosa Plastics Corp.	88,247,616	226,849
	Delta Electronics Inc.	36,547,245	219,922
	CTBC Financial Holding Co. Ltd.	272,315,691	211,963
	Formosa Chemicals & Fibre Corp.	80,934,918	206,235
	China Steel Corp.	223,687,385	187,888
	Largan Precision Co. Ltd.	1,808,135	181,186
	Mega Financial Holding Co. Ltd.	184,619,340	164,212
	Catcher Technology Co. Ltd.	13,310,463	155,757
	Uni-President Enterprises Corp.	85,551,715	140,010
	Asustek Computer Inc.	13,158,958	139,411
	Hotai Motor Co. Ltd.	7,590,000	131,507
	Quanta Computer Inc.	48,643,165	122,042
^	Chunghwa Telecom Co. Ltd. ADR	3,541,184	113,955
	Taiwan Mobile Co. Ltd.	30,855,796	108,706
	China Development Financial Holding Corp.	259,657,649	108,181
	Chunghwa Telecom Co. Ltd.	32,953,913	106,352
	Yuanta Financial Holding Co. Ltd.	181,543,679	105,519
	Advanced Semiconductor Engineering Inc.	66,075,717	93,704
	Pegatron Corp.	31,167,897	92,333
	Formosa Petrochemical Corp.	34,896,393	89,965
	Innolux Corp.	170,282,726	87,838
	First Financial Holding Co. Ltd.	135,727,074	85,329
	E.Sun Financial Holding Co. Ltd.	123,689,697	84,694
	Taiwan Cement Corp.	59,330,877	84,260
	Cheng Shin Rubber Industry Co. Ltd.	33,964,883	81,286
	Far Eastern New Century Corp.	72,541,983	79,681
	Hua Nan Financial Holdings Co. Ltd.	128,713,992	79,066
	President Chain Store Corp.	10,399,647	76,959
	SinoPac Financial Holdings Co. Ltd.	158,681,524	71,924
	Hermes Microvision Inc.	1,009,369	70,977
	Far EasTone Telecommunications Co. Ltd.	29,405,343	70,110

14

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Compal Electronics Inc.	76,628,629	69,765
	Taishin Financial Holding Co. Ltd.	151,209,607	69,221
	Taiwan Cooperative Financial Holding Co. Ltd.	126,515,006	68,259
	Advanced Semiconductor Engineering Inc. ADR	9,523,763	67,904
	Pou Chen Corp.	48,298,531	67,683
	United Microelectronics Corp. ADR	24,556,835	59,428
*	HTC Corp.	13,826,925	56,929
	Foxconn Technology Co. Ltd.	19,632,499	55,953
	Novatek Microelectronics Corp.	10,468,817	54,717
	Asia Cement Corp.	43,128,529	54,536
*	Inotera Memories Inc.	46,862,000	53,816
	Advantech Co. Ltd.	6,230,619	51,326
	Lite-On Technology Corp.	39,585,458	50,016
	United Microelectronics Corp.	98,295,970	47,095
	AU Optronics Corp.	92,924,669	46,634
	Giant Manufacturing Co. Ltd.	5,234,721	45,150
^	Siliconware Precision Industries Co. Ltd. ADR	5,557,403	45,071
	Siliconware Precision Industries Co. Ltd.	26,629,860	43,748
	Shin Kong Financial Holding Co. Ltd.	127,023,185	41,196
	Inventec Corp.	56,144,489	39,621
	Wistron Corp.	42,945,136	36,534
	Chang Hwa Commercial Bank Ltd.	59,364,294	36,272
*	Acer Inc.	53,492,632	34,979
	Synnex Technology International Corp.	23,841,055	33,781
^	AU Optronics Corp. ADR	6,670,231	33,485
	Teco Electric and Machinery Co. Ltd.	33,898,000	32,912
	Chicony Electronics Co. Ltd.	10,534,090	30,291
	TPK Holding Co. Ltd.	4,678,667	29,064
	Realtek Semiconductor Corp.	8,778,241	27,339
*	Eva Airways Corp.	33,356,242	26,294
	Taiwan Fertilizer Co. Ltd.	13,581,100	24,978
	Epistar Corp.	15,850,732	24,759
	Formosa Taffeta Co. Ltd.	19,862,868	23,629
	Wan Hai Lines Ltd.	20,566,450	22,803
*	China Airlines Ltd.	42,673,050	22,693
	Vanguard International Semiconductor Corp.	14,578,000	22,388
*	Taiwan Business Bank	66,672,808	21,953
*	Evergreen Marine Corp. Taiwan Ltd.	30,488,969	20,740
	Transcend Information Inc.	5,347,981	20,548
	Yulon Motor Co. Ltd.	15,699,584	20,487
*	Walsin Lihwa Corp.	63,652,770	18,780
	Taiwan Glass Industry Corp.	25,659,551	18,392
	Eternal Materials Co. Ltd.	15,011,697	17,130
*	Macronix International	65,922,541	15,976
	Capital Securities Corp.	42,981,422	15,901
	Taiwan Secom Co. Ltd.	4,845,805	14,581
*	Nanya Technology Corp.	6,486,000	14,405
	Unimicron Technology Corp.	24,175,754	14,390
	Cheng Uei Precision Industry Co. Ltd.	6,966,473	13,699
*	Yang Ming Marine Transport Corp.	26,033,195	13,628
	Feng Hsin Iron & Steel Co.	8,998,310	12,241
	Far Eastern International Bank	32,872,607	12,126
	U-Ming Marine Transport Corp.	8,051,356	12,080
	Oriental Union Chemical Corp.	13,026,000	11,660
	China Motor Corp.	13,166,000	11,166
	Ton Yi Industrial Corp.	13,597,000	10,711
	Cathay Real Estate Development Co. Ltd.	17,052,000	10,697
	President Securities Corp.	17,170,000	10,268
	YFY Inc.	22,827,000	9,697
*	Nan Ya Printed Circuit Board Corp.	4,378,521	7,795
	Yulon Nissan Motor Co. Ltd.	416,188	4,307
*	Ya Hsin Industrial Co. Ltd.	5,306,018	—
			9,607,083

15

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
Thailand (2.6%)
*	Advanced Info Service PCL (Local)	21,963,677	159,417
*	Siam Commercial Bank PCL (Local)	28,058,757	135,010
*	CP ALL PCL (Local)	81,519,130	103,700
*	PTT Exploration and Production PCL (Local)	26,103,406	92,466
	PTT PCL (Foreign)	8,133,737	87,698
^	Siam Cement PCL (Foreign)	5,204,917	84,687
*	Kasikornbank PCL	12,816,700	81,326
*	PTT PCL	7,264,200	78,323
*	Airports of Thailand PCL	8,044,200	70,530
^	Intouch Holdings PCL	26,817,400	62,516
	Kasikornbank PCL (Foreign)	8,243,449	52,307
*	Bangkok Bank PCL (Local)	8,389,343	46,958
	Big C Supercenter PCL NVDR	6,231,900	41,783
	PTT Global Chemical PCL	20,151,407	39,200
	Krung Thai Bank PCL (Foreign)	62,207,551	37,640
*	Total Access Communication PCL (Local)	14,083,900	36,997
*	True Corp. PCL	97,789,400	36,023
*	Bangkok Dusit Medical Services PCL	58,216,100	35,567
*	TMB Bank PCL	404,634,100	31,827
*	Minor International PCL	31,509,830	31,390
*	Central Pattana PCL	24,636,028	31,288
*	BTS Group Holdings PCL	104,106,600	29,131
*	Thai Oil PCL	15,511,800	27,471
*	Thai Union Frozen Products PCL	37,193,800	23,015
*	Charoen Pokphand Foods PCL	32,600,400	22,042
*	Delta Electronics Thailand PCL	8,640,200	21,819
*	Electricity Generating PCL	4,614,000	21,154
*	PTT Global Chemical	9,898,300	19,255
	IRPC PCL (Foreign)	138,017,360	19,217
^	Charoen Pokphand Foods PCL (Foreign)	27,394,400	18,522
^	Land & Houses PCL	63,407,380	18,328
*	Banpu PCL (Local)	20,734,800	18,224
	Glow Energy PCL (Foreign)	6,520,655	16,855
*	Home Product Center PCL	72,355,680	15,777
*	Siam City Cement PCL (Local)	1,414,683	15,715
*,^	True Corp. PCL (Foreign)	42,285,523	15,577
	Indorama Ventures PCL	19,164,164	14,304
	Ratchaburi Electricity Generating Holding PCL	7,573,400	13,769
^	BEC World PCL (Foreign)	10,649,325	12,994
*	Bank of Ayudhya PCL (Local)	6,907,832	8,403
*	Bangkok Life Assurance PCL	5,506,900	8,330
*	BEC World PCL	6,660,500	8,127
*	IRPC PCL	58,053,900	8,083
*	Berli Jucker PCL	6,877,300	7,704
	Siam Cement PCL NVDR	376,300	6,123
*	Indorama Ventures	7,058,300	5,268
*	Thai Airways International PCL	8,863,100	3,380
*	Glow Energy PCL	916,900	2,370
	Bangkok Bank PCL (Foreign)	397,200	2,229
*	Krung Thai Bank PCL	3,189,500	1,930
^	Intouch Holdings PCL (Foreign)	506,050	1,180
	Bank of Ayu NVDR	790,473	961
*	Minor International Warrants Expire 11/03/2017	1,432,265	195
*	Indorama Ventures PCL Warrants Expire 8/24/2017	2,633,776	193
*	Intouch Holdings PCL	81,400	190
*	Siam Cement PCL	11,600	189
*	Big C Supercenter PCL	17,600	118
*	Indorama Ventures Warrants Expire 8/24/2018	2,025,981	116
	Bank of Ayudhya PCL	558	1
			1,784,912
Turkey (1.6%)
	Turkiye Garanti Bankasi AS	38,778,090	123,382
	Akbank TAS	37,134,888	108,194

16

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2015

						Market
						Value
					Shares	($000)
	BIM Birlesik Magazalar AS				4,221,493	78,155
	Turkcell Iletisim Hizmetleri AS				14,839,754	66,075
	Turkiye Halk Bankasi AS				11,820,779	59,882
	Turkiye Is Bankasi				25,642,340	57,659
*	Tupras Turkiye Petrol Rafinerileri AS				2,319,589	56,342
	Haci Omer Sabanci Holding AS (Bearer)				15,309,088	55,966
	KOC Holding AS				11,674,932	55,218
	Eregli Demir ve Celik Fabrikalari TAS				25,251,969	42,613
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS				36,847,265	42,562
	Turkiye Vakiflar Bankasi TAO				19,507,441	34,610
*	Turk Hava Yollari AO				9,936,614	32,962
*	Anadolu Efes Biracilik Ve Malt Sanayii AS				3,686,523	31,035
	Turk Telekomunikasyon AS				9,760,754	26,979
	Yapi ve Kredi Bankasi AS				15,949,022	24,973
*	TAV Havalimanlari Holding AS				2,771,792	24,369
	Coca-Cola Icecek AS				1,275,961	21,614
	Ulker Biskuvi Sanayi AS				2,707,088	20,686
	Enka Insaat ve Sanayi AS				8,269,721	17,774
	Arcelik AS				3,170,954	17,081
	Ford Otomotiv Sanayi AS				1,309,187	16,178
	Tofas Turk Otomobil Fabrikasi AS				2,218,179	13,594
	Turkiye Sise ve Cam Fabrikalari AS				8,812,981	11,262
	Petkim Petrokimya Holding AS				7,038,047	9,890
	Aselsan Elektronik Sanayi Ve Ticaret AS				1,736,374	9,054
	Turkiye Sinai Kalkinma Bankasi AS				11,369,914	8,583
	Koza Altin Isletmeleri AS				800,427	8,362
	Turk Traktor ve Ziraat Makineleri AS				241,677	7,222
	Yazicilar Holding AS Class A				744,486	6,667
	Aygaz AS				1,299,331	4,761
	Akcansa Cimento AS				725,531	4,462
*	Pegasus Hava Tasimaciligi AS				272,478	2,688
*	Migros Ticaret AS				231,635	1,854
						1,102,708
United Arab Emirates (0.9%)
	Emaar Properties PJSC				64,731,712	143,542
	First Gulf Bank PJSC				20,758,066	85,849
	DP World Ltd.				3,013,694	69,424
	Abu Dhabi Commercial Bank PJSC				32,873,181	66,298
	Aldar Properties PJSC				57,532,679	42,724
	Union National Bank PJSC				20,348,748	37,797
	Dubai Islamic Bank PJSC				18,274,016	34,294
*	Emaar Malls Group PJSC				38,563,031	33,676
*	Arabtec Holding PJSC				35,678,442	28,257
	Air Arabia PJSC				41,976,760	18,631
	Dubai Financial Market PJSC				29,383,037	17,256
	Al Waha Capital PJSC				17,790,695	12,516
	Dubai Investments PJSC				12,764,772	10,611
*	Dana Gas PJSC				55,802,470	7,642
*	Union Properties PJSC				16,223,186	6,621
*	Deyaar Development PJSC				26,515,495	6,555

						621,693

Total Common Stocks (Cost $62,335,740)						68,468,098

					Face
			Maturity		Amount
		Coupon	Date	Currency	($000)

Other Investments (0.0%)
India (0.0%)
3	NTPC Ltd. (Cost $6,422)	8.490%	3/25/25	INR	36,800	7,356

17

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2015

					Market
			Maturity		Value
		Coupon	Date	Shares	($000)
Temporary Cash Investments (2.3%)[1]
Money Market Fund (2.3%)

4,5	Vanguard Market Liquidity Fund	0.121%		1,542,659,339	1,542,659
U.S. Government and Agency Obligations (0.0%)
6,7	Fannie Mae Discount Notes	0.070%	7/15/15	800	800
7,8	Federal Home Loan Bank Discount Notes	0.070%	5/14/15	8,000	8,000
7,8	Federal Home Loan Bank Discount Notes	0.133%	7/31/15	700	700
					9,500
Total Temporary Cash Investments (Cost $1,552,159)					1,552,159
Total Investments (101.9%) (Cost $63,894,321)					70,027,613
Other Assets and Liabilities—Net (-1.9%)[5]					(1,320,322)
Net Assets (100%)					68,707,291

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,224,928,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.9%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $344,752,000, representing 0.5% of net assets.
3 Security is not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $1,303,796,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $8,899,000 have been segregated as initial margin for open futures contracts.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

18

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19

© 2015 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA5332 062015

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 18, 2015

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 18, 2015

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.